CSMC 2022-RPL2 Trust

Exhibit 99.11

Buyer Loan #	Next Due Date	Last Payment Date	Loan Status	Borrower Last Name	Borrower First Name	Co-Borrower Last Name	Co-Borrower First Name	Borrower Deceased	Property Address 1	Property City	Property State	Property Zip	Strategy	REDACTED COMMENTS
437337863	6/1/2022	4/30/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	NY	XXXXX	Other	BORROWER CONTACT & SERVICING HISTORY: Comments begin with loan in litigation and loan due for XX/XXXX. No borrower contact but a mod is approved/offered in X/XXXX but never completed. Docs for another mod sent to Legal on XX/XX/XXXX. Borrower accepted this mod and signed docs XX/XX/XXXX and a payment of $XXX,XXX.XX was posted to suspense on XX/XX/XXXX. Comments note the signed mod docs in review on X/XX/XXXX. Payments processed out of suspense and mod terms process in system on X/X/XXXX. Final mod audit completed X/XX/XXXX and loss mit workstation closed X/XX/XXXX. Litigation hold is closed X/XX/XXXX noting the 'matter resolved.' Borrower called on X/XX/XXXX, had recently set up ACH for her son and requested to have it cancelled, stating they'd make the payments on their own. They did make a payment on X/XX/XXXX. Loan is now current after FC filing X years ago.

REASON FOR DEFAULT:  Unknown

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XX% for XX years, modified P&I $XXX.XX, matures XX/X/XXXX. Deferred balance iao $XX,XXX is not eligible for forgiveness.

FORECLOSURE:  FC referral date X/X/XXXX per letter from FC attorney in file. No FC documents found in the loan file. Comments open in X/XXXX noting action contested. Comments are limited and indicate litigation being handled by in-house counsel, references made to hearings and court pleadings but no details. Later references to outside counsel and on X/XX/XXXX outside counsel is advised to close and bill due to completed modification.

BANKRUPTCY:  No BK activity found

PROPERTY:  Owner occupied. Property located in XXXXXdisaster area XX/X/XXXX and again X/X/XXXX, no indication property was impacted.

OTHER:   FC was filed X years ago. No payments since XXXX. Nature of FC contested matter or litigation is unknown. Terms of any settlement other than the modification are unknown. Litigation matter was just closed in X/XXXX.

437338575	5/1/2022	4/12/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	MA	XXXXX	Other	BORROWER CONTACT & SERVICING HISTORY: Borrower enrolled in paperless statement in X/XXXX, and gave a promise to pay in XX/XXXX. Borrower was also advised of a payment increase in XX/XXXX. No contact again until borrower reported a XXXXX hardship in X/XXXX. Servicer approved a X-month forbearance plan, and plan was extended in X/XXXX. Borrower began paying again in XX/XXXX, but servicer extended the forbearance plan through X/XXXX. Borrower confirmed ability to pay in X/XXXX, but needed assistance with arrears. Servicer completed a X-month deferral that month. Borrower requested a home equity loan in XX/XXXX, and was advised to contact a lender. No further contact.

REASON FOR DEFAULT:  XXXX: payment adjustment. XXXX: XXXXX impact-significant reduction in income

MODIFICATION: Loan has been modified X time, in XXXX. EXPIRED TEMP, first pay due X/X/XXXX, modified balance $X,XXX,XXX at X% for X months, modified P&I $X,XXX, expires XX/X/XXXX, matures XX/X/XXXX. No deferred amounts noted.

FORECLOSURE:  No FC activity found

BANKRUPTCY:  No BK activity found

PROPERTY: Unknown occupancy. No mention of property condition.

OTHER:  Deferred amount $XX,XXX.XX posted when loan boarded with current servicer in X/XXXX. Unable to locate information to support deferred balance.

437337925	5/1/2022	4/15/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	GA	XXXXX	Other - Servicing	BORROWER CONTACT & SERVICING HISTORY: Borrower was unresponsive throughout XXXX delinquency, hardship due to rate increase. Borrower inquired about short sale Dec XXXX and submitted an application Feb XXXX and accepted trial offer iao $XXXX X/X-X/X/XXXX, plan failed June XXXX. Borrower advised July XXXX that he is the only one working and home is unaffordable, but reinstated X payments Aug XXXX, source of funds not noted. Account remains current last XX months. Borrower inquiry about rate error Oct XXXX was resolved Dec XXXX. Borrower requested PMI removed X/XX/XXXX and expressed concern about maturity date. Servicer responded that loan does not have PMI and referred him to mod doc for maturity date. Last contact through web inquiry X/XX/XXXX.

REASON FOR DEFAULT: XXXX RFD: rate increase. XXXX RFD: XXXXX income curtailment

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXX.XX, matures X/X/XXXX. $XX,XXX.XX deferred balance is not eligible for forgiveness.

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied.  No property issues noted.

OTHER: Borrower inquired Oct XXXX why rate is X.XXX% when rates are X%, and he previously modified loan.  Servicer audit XX/X/XXXX notes that loan was set up per X/X/XXXX temp IO mod with rate expiring X/X/XXXX. Research completed XX/XX/XXXX shows $XX,XXX overpaid to interest and underpaid to principal, corrections & UPB adjustment completed XX/XX/XXXX. Servicer was reviewing for impact toXXXXXreporting, outcome unknown.

437338425	5/1/2022	4/14/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	NY	XXXXX	Other - Servicing	BORROWER CONTACT & SERVICING HISTORY: There was little contact throughout XXXX delinquency, hardship due to reduced RE commission income. Summons from XXXXX received in X/XXXX, loan appears to have been flagged as LIT at that time, requiring communication to go through counsel, this also placed a stop on payments being applied. Borrower attempted to make payments by phone in XX/XXXX and was advised there was a LIT stop, borrower advised they were not represented. Third party attorney called X/X/XXXX but could not provide borrower social or address and was not authorized, LOA for attorney noted on X/X/XXXX. AXP attorney called X/XX/XXXX about payments being returned to borrower, advised this was due to litigation and all communication was required to go through counsel, AXP advised the loan should not be in litigation. Servicer accepted funds to reinstate the rejected payments, including late fees, in X/XXXX. Account remains current with occasional account inquiry. Last contact X/XX/XXXX, reason not documented.

REASON FOR DEFAULT: Income curtailment

MODIFICATION: Loan has been modified X time:  NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at initial step rate of X% for X years, modified P&I $XXXX.XX, matures XX/X/XXXX. $X,XXX,XXX.XX deferred balance is not eligible for forgiveness.

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied.  No property issues noted.

LITIGATION: Notice of FC sale from XXXXX X/X/XXXX, (title indicates that XXXXX is the current holder of the subject mortgage). Borrower appeared at hearing XX/XX/XXXX and stated they have health issues and offered $XXK short pay, outcome unknown.

437338455	6/1/2022	4/29/2022	BK7	XXXXX	XXXXX	No	XXXXX	XXXXX	VA	XXXXX	Other - Servicing	BORROWER CONTACT & SERVICING HISTORY: Borrower filed BKXX in XXXX, converted to BKX and is still active. See BK notes below.

REASON FOR DEFAULT:  Unknown

MODIFICATION: No modification

FORECLOSURE:  No FC activity found

BANKRUPTCY:  Borrower filed BKXX on XX/XX/XXXX. In X/XXXX borrower filed motion to convert to BKX, however, XX/XXXX letter from debtor's attorney, advising that the BKXX Trustee is paying the arrearage, indicates the motion was denied. In X/XXXX comments show Debtor's attorney may be disputing arrearage. BK converted to chapter X by XX/XXXX as indicated by comments noting the BKX Trustee has requested an updated pay history, reflecting payments made at the beginning of the month. Borrower disputed escrow shortage in X/XXXX, noting it went from a surplus of $XX,XXX per the last annual escrow statement to a shortage of $XX,XXX on the escrow analysis. Explanation provided that short payments were not sufficient to fully fund the account, and taxes were paid iao $XXK. During all this the servicer had filed MFR since loan had been delinquent, but withdraws because loan current by the hearing date. Borrower makes multiple payments to be current then gets delinquent several months, which initiates an MFR filing by the servicer. MFR hearing set for X/X/XXXX, continued to X/XX/XXXX but motion withdrawn probably because account was current in X/XXXX, still current. Unable to explain why a BKXX filed in XXXX and converted to BKX is still open and active. Prior BKXX filed in XXXX also, disposition unknown.

PROPERTY:  Owner occupied

437338466	4/20/2022	4/29/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	LA	XXXXX	Other - Servicing	BORROWER CONTACT & SERVICING HISTORY: Escrow issue noted in X/XXXX, when property taxes were advanced in error, and loan was converted to escrowed, tax authority rejected servicers payment as they had already accepted and applied the borrowers payment. Escrow line increased payments, increased amount remained even after escrow line was removed (escrow analysis completed annually was performed prior to refund and not completed after refund). Issue resolved in X/XXXX, however, escrow funds do not appear to have been reversed. Borrower on special FB plan throughout XXXX, applied for a mod, which was denied in X/XXXX, special FB plan expired X/XX/XXXX, borrower initially requested extension, then rejected it, noting they were unhappy with denial and customer servicer, they will look to refi. Last contact with borrower was on X/XX/XXXX, called to schedule a payment, discussed FB and was advised they were not eligible, discussed other loss mit options, borrower not interested.

REASON FOR DEFAULT: excessive obligations due to multiple mortgage payments.

MODIFICATION: Loan has not been modified.

FORECLOSURE: No FC activity during review period.

BANKRUPTCY: BKXX filed in XX/XXXX, discharged BKXX in XX/XXXX.

PROPERTY: No indication of property issues, borrower is occupying subject.

OTHER: $XX.XX applied to escrow incorrectly and does not appear to have been reversed.

437338487	5/1/2022	4/13/2022	BK11	XXXXX	XXXXX	No	XXXXX	XXXXX	SC	XXXXX	Other - Servicing	BORROWER CONTACT & SERVICING HISTORY: Borrower filed BKXX in XXXX. Based on notice the BK was dismissed X/XX/XXXX but loan continues to appear in active BK. Borrower reached out to servicer in X/XXXX claiming the loan should be current. Looking back at payment postings starting after XX/XXXX servicer was applying some payments to suspense if they were short the full payment then withdrawing to post payments. By X/XXXX the loan was current but complaint letter in loan file dated X/XX/XXXX where the borrower claims the servicer hasn't been applying payments according to the bankruptcy plan. Payments were withdrawn from suspense on X/X/XXXX, X/XX/XXXX and X/XX/XXXX, each being effective dated for X/XX/XXXX - unclear why the payments were moved from suspense over a two week period, effective dated the same. Response letter not found in file but borrower has been current since X/XXXX.

REASON FOR DEFAULT:  Unknown

MODIFICATION: No modification

FORECLOSURE:  No FC activity found

BANKRUPTCY:  Borrower filed BKXX around X/X/XXXX. POC filed X/X/XXXX, no copy found in loan file. Borrower filed a plan around X/XXXX, appeared borrower intended to discard personal liability and shift payments to LLC but notes point out that transferring to LLC would violate the terms of the mortgage. Objection to the plan was filed X/XX/XXXX. Around XX/XX/XXXX DA filed motion to consolidate two BK cases. Servicer notes no objection to this motion and in XX/XXXX the motion was granted, with new filing date of XX/XX/XXXX. . BK continues under the new case #. Servicer proceeding with MFR because of delinquency, filed motion X/X/XXXX. Apparently there was a problem with the arrearage on the POC and an objection to the plan was needed but plan was confirmed X/XX/XXXX, unknown if arrearage issue was resolved. On X/X/XXXX an entry states "CLIENT NEEDS TO UPDATE ACCOUNT TO REFLECT PLAN TREATMENT (BASICALLY LIKE A CURE / MAINTAIN IN A CH XX)." Unclear if this means the BK was converted to BKXX. Comments entered on X/XX/XXXX state the case is administratively closed as of X/XX/XXXX, no need to obtain formal order of relief from the court. The only BK document in the file is the notice of dismiss of first BK. There is no mention of discharge. Repeated entries that 'CHAPTER XX CLOSING' but it is never closed. Then on X/X/XXXX there is an entry that the borrower was to maintain payments and cure arrears over XX month by make monthly payment of $XXXX.XX which didn't correlate to the arrearage amount included on the POC (no copy found). However, when the POC and the plan were filed borrower wasn't as delinquent. BK still appears active.

PROPERTY:  Orig XXXX shows primaryresidence but seller data say investment.

OTHER: See BK notes.

437338576	5/1/2022	4/7/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	IL	XXXXX	Other - Servicing	BORROWER CONTACT & SERVICING HISTORY: X/X/XXXX borrower promised payment the next week, no payments received until X/XXXX, RFD, curtailment of income. X/X/XXXX borrower interested in repayment plan, had $X,XXX.XX for down payment. Repayment plan approved and down payment received X/XX/XXXX. Plan cancelled XX/X/XXXX due to non-payment. X/XX/XXXX borrower promised reinstatement funds the next day, which were received. X/XX/XXXX borrower inquired about XXXXX assistance. X month XXXXX FB approved X/X/XXXX, ending XX/X/XXXX. XX/X/XXXX borrower called to extend FB. Complete loss mitigation package received XX/XX/XXXX. XXXXX FB extended, ending X/X/XXXX. X/X/XXXX, door knock as borrower not responding to collection calls, borrower reviewing options. X/XX/XXXX door knock, borrower accepted envelope. X/XX/XXXX borrower stated financial situation improving but still not XXX%. Complete loss mitigation package received X/XX/XXXX. XX/X/XXXX servicer requested updated financial from borrower. XXXXX FB extended, ending XX/X/XXXX. XX/XX/XXXX borrower called to discuss options. XXXXX deferral approved XX/XX/XXXX and boarded XX/X/XXXX for XX months. Loan has been current since deferral. Last contact X/X/XXXX, making payment.

REASON FOR DEFAULT:   XX/X/XXXX RFD, business failure.  X/XX/XXXX work slow due to XXXXX.

MODIFICATION: N/A

FORECLOSURE: Referred to attorney XX/XX/XXXX.  First legal XX/XX/XXXX.  Servicer completed XX/XX/XXXX.  Foreclosure dismissed when borrower reinstated in X/XXXX.

BANKRUPTCY: No BK activity found.

PROPERTY:   Unable to confirm current occupancy.

OTHER SERVICING: Servicer posted several deferral transactions in XX/XXXX totaling $XX,XXX.XX. Deferral agreement doc in file support a deferral iao $XX,XXX.XX.

437338625	5/1/2022	4/13/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	NC	XXXXX	Other - Servicing	BORROWER CONTACT & SERVICING HISTORY: Borrower had monthly contact with servicer in XXXX due to an insurance claim; borrower remained current. Borrower reported a XXXXX hardship in X/XXXX, but didn't default until X/XXXX. Servicer approved a X-month forbearance plan in X/XXXX, and extended the plan several months after borrower confirmed hardship was ongoing. Borrower had contact with servicer every few months during the plan, when he would confirm hardship and request a plan extension. Borrower applied for assistance with the arrears in XX/XXXX, but confirmed he could resume payments. Modification was denied, but servicer completed a XX-month deferral in XX/XXXX. No further contact.

REASON FOR DEFAULT:  XXXX: XXXXX damage, renters not paying. XXXX: XXXXX hardship-borrower not working

MODIFICATION: Loan has been modified X times, most recently in XXXX. NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XXat X.XXX% for XX years, modified P&I $X,XXX.XX, matures X/X/XXXX.  Deferred balance iao $XX,XXX.XX is not eligible for forgiveness. Modification was also completed in X/XXXX.

FORECLOSURE:  No FC activity found

BANKRUPTCY:  Chapter XX filed in XXXX (date unknown); resolution unknown.

PROPERTY: Owner occupied. Borrower filed an insurance claim for flood damage on DOL X/XX/XXXX. Net claim $XXX,XXX.XX. Funds of $XX,XXX were endorsed and released to borrower in XX/XXXX. Additional funds of $XXXk were received. All funds had been released by XX/XXXX; repairs were verified completed. Additional funds of $XX,XXX.XX were endorsed and released to borrower in X/XXXX.

OTHER SERVICING: Servicer posted several deferral transactions in X/XXXX totaling $XX,XXX.XX. Deferral agreement docs in file support a deferral iao $XX,XXX.XX.
437339212	5/1/2022	4/14/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	IL	XXXXX	Other - Servicing	BORROWER CONTACT & SERVICING HISTORY: Comments begin Sep XXXX, no borrower contact is noted throughout contested foreclosure or after case dismissal until borrower attorney arrived X/XX/XXXX that borrower will reinstate by end of Sep XXXX. Reinstatement of XX payments posted Sep XXXX, source of funds is not noted. Account remains current with no contact until X/XX/XXXX, borrower authorized attorney on account and requested XXXX.

REASON FOR DEFAULT: Servicing dispute

MODIFICATION: N/A

FORECLOSURE: Referred to foreclosure X/X/XXXX, title is clear. Complaint filed X/XX/XXXX, service completed X/XX/XXXX. Third party complaint was filed with a motion to reconsider, case dismissed XX/X/XXXX due to improper servicing relating to escrow account. No further details provided regarding settlement of lawsuit, and case was dismissed Sep XXXX after reinstatement.

BANKRUPTCY: No BK activity found

PROPERTY: Property is owner occupied.  No property issues noted.

LITIGATION: Litigation against XXXXXwas resolved through settlement, terms are not noted. X/X/XXXX borrower attorney is disputing XXXX-NEC total, stating funds were paid pursuant to a settlement agreement. No resolution of current complaint is noted.
437339260	5/1/2022	4/19/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	FL	XXXXX	Other - Servicing	BORROWER CONTACT & SERVICING HISTORY: Comments begin Sep XXXX. There is no borrower contact throughout review period due to contested legal action until X/XX/XXXX when borrower called to confirm wire instructions to reinstate loan iao $XXX,XXX (XXX payments), source of funds unknown. Last contact X/XX/XXXX for late fee dispute.

REASON FOR DEFAULT: Unknown

MODIFICATION: N/A

FORECLOSURE: Referred to FC X/XX/XXXX, title is clear. Complaint filed X/XX/XXXX, service completed X/XX/XXXX, borrower filed answer and affirmative defenses X/X/XXXX. Case was transferred to new counsel XX/XX/XXXX, results of trial hearing XX/XX/XXXX unknown, file placed on XXXXX hold Mar XXXX. Judgment was entered X/X/XXXX, sale set for X/X/XXXX was stayed when borrower alleged servicer had no standing at judgment hearing. Next update X/XX/XXXX that contested matter resolved and sale set X/XX/XXXX, stayed by borrower's emergency motion to cancel sale.  Case was dismissed after reinstatement.

BANKRUPTCY: No BK activity found

PROPERTY: Property is owner occupied.  No property issues noted.

OTHER: Borrower is disputing $XXXX outstanding late fees that were not included in reinstatement quote. Late fee waiver appears to have been rejected X/XX/XXXX.

437339298	5/1/2022	4/15/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	FL	XXXXX	Other - Servicing	BORROWER CONTACT & SERVICING HISTORY: Contact history begins X/XXXX, borrower stated on X/XX/XX that she made payment through bill pay. It appears that borrower's spouse called on X/XX/XX stating that he moved out of the property and would not be making any payments as he did not have any funds. Borrower also informed on X/XX/XX that her hours were cut at work due to the XXXXX. Borrower is a XXXXX and was not sure when she would be returning to work due to XXXXX-XX. Repayment plan for X payments was approved ending XX/X/XX; appears to have extended and ended in X/XXXX. Borrower was also granted a XX month deferral in X/XXXX. Last contact was in X/XXXX, borrower called in for fee inquiry and was advised late fees are waived every XX months. Loan is current.
REASON FOR DEFAULT: Curtailment of income due to XXXXX-XX.
MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X.XXX% for XX years, modified P&I $XXX, matures/expires XXXX. Deferred balance iao $X of which $X is eligible for forgiveness.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Loss draft check iao $XX,XXX was received on XX/XX/XXXX. Date of loss and cause of loss not provided. Due to loan being current at the time loss was reported, claim check was endorsed and released. Claim file closed on XX/XX/XXXX. No details regarding repairs provided. Property verified as owner occupied in X/XXXX. Current title search includes a Notice of Commencement filed in XX/XXXX showing contractor has been hired to re-roof the property.
OTHER SERVICING: Servicer posted several deferral transactions in X/XXXX totaling $XX,XXX.XX. Deferral agreement docs in file support a deferral iao $XX,XXX.XX.

437339448	5/1/2022	4/29/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	IL	XXXXX	Other - Servicing	BORROWER CONTACT & SERVICING HISTORY: Servicing comments start XX/XX/XXXX. X/XX/XXXX welcome call, borrower inquired about credit dispute filed with prior servicer. X/X/XXXX borrower applied for XXXXX assistance via the website. X month FB approved ending X/X/XXXX. X/XX/XXXX borrower called for status, no RFD. X/XX/XXXX borrower called about deferment. XXXXX FB extended, ending X/X/XXXX. X/XX/XXXX complete modification package received. X/XX/XXXX XXXXX FB extending, ending XX/X/XXXX. XX/XX/XXXX XXXXX FB extended, ending X/X/XXXX. X/XX/XXXX borrower submitted hardship request online. XXXXX FB extended, ending X/X/XXXX. X/X/XXXX borrower called for status. X/XX/XXXX XXXXX deferral approved rolling due date X months, boarded X/XX/XXXX. X/XX/XXXX borrower called for status. Only contact with borrower since deferral has been making payments. Last contact X/XX/XXXX, making on-line payment.

REASON FOR DEFAULT:   No RFD provided.

MODIFICATION: STEP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X% for X years, modified P&I $XXX.XX.  Maturity date not specified. No deferred balance.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found.

PROPERTY:   Unable to confirm current occupancy.   Loan originated as an investment.

OTHER SERVICING: Servicer posted several deferral transactions in X/XXXX totaling $XX,XXX.XX. Deferral agreement doc in file support a deferral iao $X,XXX.XX.

437339481	5/1/2022	4/7/2022	BK13	XXXXX	XXXXX	No	XXXXX	XXXXX	IL	XXXXX	Other - Servicing	BORROWER CONTACT & SERVICING HISTORY: Borrower's non obligated spouse in BK since XXXX. Requested mod in X/XXXX, put on trial plan and mod completed in X/XXXX with BK court approval several months after mod completed. See BK notes below for more details. Loan has been current since X/XXXX.

REASON FOR DEFAULT:  Unknown

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X.XX% for XX years, modified P&I $XXX.XX, matures X/X/XXXX. Deferred balance iao $XX,XXX.XX is not eligible for forgiveness. Mod approved by BK court noted on X/XX/XXXX.

FORECLOSURE:  No FC activity found

BANKRUPTCY:  Borrower's non-obligated spouse (NOS) filed BKXX filed on X/XX/XXXX, XX month plan found in the loan file shows that the household is X adult and X children, indicating borrowers are separated/divorced. No mortgage payments or mortgage arrears are to be paid through the plan. This mortgage does not appear to have been included at all. On X/XX/XXXX NOS called, advised she filed, not BX, wants to keep the home. On XX/XX/XXXX entry made that MFR needs to be filed because mortgage not included in plan. Exchanges with debtor attorney about loss mit and mod package is sent out XX/XX/XXXX. On X/XX/XXXX says referred to attorney to file MFR but then it's never brought up again. Mod is approved but on XX/XX/XXXX it is noted that mod should be submitted to court, then an entry says servicer doesn't need BK approval since NOS filed, not BX. There is discussion about how court approval is needed but there is concern about this because mortgage isn't on the BK plan and according to Cook County NOS is also not on title. Because she resides there it is noted she technically has an interest. Servicer submits mod for approval anyway and entry is made X/XX/XXXX that BK court approved mod. On X/XX/XXXX comments state that a Xnd amended plan was filed X/XX/XXXX, no POC filed since mortgage not on plan. Property is noted to be listed as 'her' residence but neither schedules nor plan provide for this mortgage/property, debtor is asking to extend plan to XX months because she was sick with XXXXX-XX and got behind. Attorney recommends filing MFR since this mortgage isn't included on the BK plan. No evidence a MFR was ever filed. Loan is still being treated as active BK but borrower wasn't the filer, the filer (NOS) is not on title, and the mortgage isn't included in the BK plan. Prior BK filings by the borrower include: BKXX filed X/XX/XXXX was discharged X/X/XXXX and BKXX filed in XXXX was dismissed X/XX/XXXX.

PROPERTY:  Unknown if borrower or estranged non-obligated spouse resides in home.

OTHER: See BK notes.

437339562	4/1/2022	3/8/2022	DELQ	XXXXX	XXXXX	No	XXXXX	XXXXX	NY	XXXXX	Other - Servicing	BORROWER CONTACT & SERVICING HISTORY: Servicing comments begin X/XX/XXXX. X/XX/XXXX borrower on XXXXX FB with the prior servicer, ending X/X/XXXX. X/X/XXXX borrower called for status. RFD still impacted by XXXXX, but no details. Borrower to submit loss mitigation package. X/XX/XXXX borrower requesting extension of XXXXX FB. XXXXX FB extended to X/X/XXXX. X/XX/XXXX borrower living in California, and requesting extension of XXXXX FB. XXXXX FB extended to X/X/XXXX. X/XX/XXXX requesting XXXXX FB extension, but had reached XX month maximum. Incomplete loss mitigation package received XX/XX/XXXX. Complete loss mitigation package received XX/XX/XXXX. XXXXX deferral approved XX/XX/XXXX rolling due date XX months. Last contact was X/XX/XXXX, borrower no longer living in property, x-wife lives in property and responsible for payments.

REASON FOR DEFAULT:   RFD on X/XX/XXXX was divorce.  X/X/XXXX borrowers going through divorce x-wife, who is not on loan, living in home, will have to sell property due to court order.

MODIFICATION: STEP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X% for X years, modified P&I $X,XXX.XX, matures X/X/XXXX.  No deferred balance.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found.

PROPERTY:   Borrower confirmed on X/XX/XXXX that x-wife is living in the property.

OTHER SERVICING: Servicer posted several deferral transactions in X/XXXX totaling $XXX,XXX.XX. Docs in file support a deferral iao $XX,XXX.XX.
437339574	5/1/2022	4/25/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	NY	XXXXX	Other - Servicing	BORROWER CONTACT & SERVICING HISTORY: Provided history starts in X/XXXX. X/XXXX A XXXXX FB plan is active. Several XXXXX extensions are approved. XX/XXXX Borrower wishes to apply for XXXXX deferment. X/X/XXXX A XXXXX deferment is implemented. Borrower has been cooperative with fairly regular communication. The most recent contact was on X/XX/XXXX to make a phone payment.

REASON FOR DEFAULT: X/XXXX XXXXX. X/XXXX XXXXX.

MODIFICATION: STEP NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX initially at X.X% for X years, modified P&I $X,XXX, matures X/X/XXXX. Mod does not include any deferred amounts or PRA.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Per seller data original occupancy is primary. No recent notes found specifying current occupancy.

OTHER SERVICING: Servicer posted several deferral transactions in X/XXXX totaling $XX,XXX.XX. Docs in file support a deferral iao $XX,XXX.XX.

437339583	4/18/2022	3/31/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	NY	XXXXX	Other - Servicing	BORROWER CONTACT & SERVICING HISTORY: Contact history begins X/XXXX, borrower was approved for a XXXXX-XX repayment plan for X payments, ending X/XXXX. Co-borrower called in on X/XX/XX stating that she wanted to refinance to make the payments more affordable and was advised servicer does not refi. It appears borrower completed a repayment plan on X/XX/XX FB review was initiated. Borrower was approved for a deferral in X/XXXX for XX payments, with deferred interest totaling $X,XXX. Borrower opted out of loss mit options discussion on XX/XX/XX. Borrower stated on XX/X/XX that he was trying to bring the loan current, noting that he was using assistance from government - no details provided. Last contact was on X/XX/XX, borrower scheduled a payment. X payments were received in March bringing the loan current.

REASON FOR DEFAULT: Medical bills, reduction in work hours due to XXXXX-XX, co-borrower lost job in X/XXXX due to XXXXX-XX, has started a part time job X/XX/XXXX earning less than the previous job.

MODIFICATION: NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX at X.XX% for XX years, modified P&I $XXX, matures/expires XXXX. Deferred balance iao $X of which $X is eligible for forgiveness.

FORECLOSURE: No FC activity found.

BANKRUPTCY: Discharged BKX noted on X/XX/XXXX, filing date, case number and discharge date not provided.

PROPERTY: No property issues found. Property verified as owner occupied in XX/XXXX.

OTHER: Current balance varies from Seller current balance by $X,XXX.XX. Difference equivalent to deferred amounts posted at time of loan setup. Unable to determine why deferred amount is included in current balance on pay history.

437339617	5/1/2022	4/18/2022	CURR	XXXXX	XXXXX	Yes	XXXXX	XXXXX	NJ	XXXXX	Other - Servicing	BORROWER CONTACT & SERVICING HISTORY: Modification completed in X/XXXX. Servicing notes start in X/XXXX. Authorized spouse reported a XXXXX hardship in X/XXXX, and was advised to send documents showing she was the estate executor in X/XXXX. Spouse asked about retention options in X/XXXX and provided the estate documentation; spouse was advised to wait until servicer established her as the SII in the system before applying for mod assistance. Spouse requested a mod application in X/XXXX. Spouse was confirmed as the SII in X/XXXX, and submitted an incomplete mod application in X/XXXX. Package was completed in X/XXXX, and servicer completed a XX-month deferral in XX/XXXX to reinstate the account. Spouse made a phone payment in XX/XXXX; no further contact.

REASON FOR DEFAULT:  Borrower is deceased, X/XX/XXXX. XXXX: XXXXX impact-income curtailment

MODIFICATION: Loan has been modified X times, most recently in XXXX. NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XX% for XX years, modified P&I $XXX.XX, matures X/X/XXXX.  Deferred balance iao $XX,XXX.XX is not eligible for forgiveness. Modifications were also completed in XXXX and XXXX.

FORECLOSURE:  No FC activity found

BANKRUPTCY:  No BK activity found

PROPERTY: Unknown occupancy. No mention of property condition.

TITLE ISSUES: Borrower is deceased. Probate is not complete per current title search.

OTHER SERVICING: Servicer posted several deferral transactions in XX/XXXX totaling $XX,XXX.XXX. Deferral agreement doc in file support a deferral iao $XX,XXX.XX.
437337603	5/1/2022	4/16/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	RI	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins X/X/XXXX. Servicer notes X-month Stip to Mod approved X/X/XXXX with $X,XXX from X/X/XXXX. Mod workout approved XX/XX/XXXX which was booked XX/XX/XXXX. Borrower inquired about amount due X/X/XXXX; confirmed June payment. Said made payment through billpay and upset may affect credit. No recent contact noted with borrower.

REASON FOR DEFAULT: Hardship not provided.

MODIFICATION: Loan has been modified X times, most recently in XXXX. NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X.X%, modified P&I $X,XXX.XX, matures XX/X/XXXX.  Deferred balance iao $XX,XXX.XX which is not eligible for forgiveness.

FORECLOSURE: Loan in active contested FC at start of history; referral date not provided.  FC action placed on hold X/XX/XXXX due to loss mitigation efforts.  FC action closed/billed XX/XX/XXXX due to Mod workout being booked.

BANKRUPTCY: No BK filing not provided.

PROPERTY: Property is owner-occupied.  No property damage noted.

437337604	6/1/2022	4/14/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	NY	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Account is performing for the last X years with no borrower contact.

REASON FOR DEFAULT: N/A

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXXX.XX, matures X/X/XXXX, $X deferred balance.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Property is owner occupied per seller data.  No property issues noted.

437337605	5/1/2022	4/27/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	NC	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Loan was modified in XXXX, XXXX, XXXX and XXXX. Contact history begins X/XXXX, loan under trial plan. Trial plan was completed in X/XXXX and loan was modified effective X/X/XX. Borrower fell behind shortly after the mod, stating on XX/XX/XX that his wife had not been working since June and he had surgery. Repayment plan was set up on XX/XX/XX for X payments, ending XX/XX/XX; broken plan in XX/XXXX due to not paid. Borrower stated in X/XXXX that he was missing work due to injury. Payment was returned in X/XXXX due to nsf. Pre-FC loss mit letter was sent on X/XX/XX. Borrower stated RFD due to XXXXX and would be making X payments in X/XXXX. Borrower called to schedule a payment in X/XXXX, also inquired about loss mit; stated that he would try to bring the loan current and call back to make payment arrangements. A X month repayment plan was set up on X/XX/XX, ending XX/XX/XX; broken plan in X/XXXX due to nsf. Borrower submitted XXXXX-XX assistance in XX/XXXX and was advised to submit a hardship letter or form online. Last contact was in X/XXXX, borrower scheduled a payment and stated RFD due to illness.

REASON FOR DEFAULT: Curtailment of income due to XXXXX-XX and illness.

MODIFICATION: Loan has been modified XX times, most recently in XXXX. NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX at X% for X years, modified P&I $X,XXX, matures/expires XXXX.  No deferred balance/PRA.

FORECLOSURE: It appears loan was in FC on loss mit hold when history began in X/XXXX; referral date not provided. FC file closed on X/XX/XXXX due to modification.

BANKRUPTCY: No BK activity found.

PROPERTY: Loss draft check iao $X,XXX was received in X/XXXX for XXXXX damage that occurred on XX/XX/XXXX. Due to loan being current at the time of loss, claim check was endorsed and released on X/XX/XXXX. No details regarding repairs provided. Property verified as owner occupied.

437337606	6/1/2022	4/11/2022	BK13	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	MI	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Complete loss mitigation package received X/XX/XXXX, while borrower was in BK. Stip to mod approved X/XX/XXXX. Plan was for X payments of $X,XXX.XX starting XX/X/XXXX and ending X/X/XXXX, no down payment. BK court approved modification X/XX/XXXX and modification boarded in X/XXXX.

REASON FOR DEFAULT:   No borrower contact due to BK.  All contact regarding loss mitigation was with the borrower's attorney.   No RFD ever provided.

MODIFICATION: Loan has been modified X times, most recently in XXXX. NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X.XXX%. , modified P&I $XXX.XX, maturesX/X/XXXX.  No deferred balance.

FORECLOSURE:  Active foreclosure, which was placed on hold for BK and then dismissed when loan modification was boarded.

BANKRUPTCY:    BKXX, unable to determine filing date. Plan modified X/XX/XXXX, due to modification.    Last plan modification was X/XX/XXXX extending term to XX months and bi-weekly payments of $XXX.XX.   Borrower is multi-filer.

PROPERTY:   Unable to confirm current occupancy.   Loan originated as owner occupied.

437337607	5/1/2022	3/31/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	MD	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: XXXX delinquency was due to payment dispute. Borrower claimed that all post petition payments were made timely, servicer provided pay history to show missed payment in XXXX. Account remains current since cured Aug XXXX with no further contact except for hazard claim inquiry X/XX/XXXX.

REASON FOR DEFAULT: Payment dispute

MODIFICATION: N/A

FORECLOSURE: N/A

BANKRUPTCY: BKXX was filed X/XX/XXXX. Plan confirmed in XXXX states arrears of $XX,XXX.XX to be paid over XX months through plan, mortgage payments to be paid per note outside of plan. Borrower disputed the NOD was filed May XXXX, post petition delinquency was cured Aug XXXX.  Final decree and discharge order filed X/X/XXXX, discharge entered X/XX/XXXX.

PROPERTY: Property is owner occupied.  Loss draft iao $XX,XXX received X/X/XXXX for DOL X/XX/XXXX, no details noted regarding damages. Funds released immediately to borrower, claim is non-monitored. Current status of repairs not provided.

437337614	5/1/2022	4/4/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	FL	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Last contact XX/XX/XXXX with the borrower calling to find out their new payment after the escrow analysis. The borrower was previously on the XXXXX program in XXXX.

REASON FOR DEFAULT: The last reason for default was for the Mod curtailment of income.

MODIFICATION: Loan has been modified most recently in XXXX. NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X.XX% for XX years, modified P&I $XXX.XX, matures XX/XX/XXXX.  Deferred balance iao $X.XX

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: No property issues noted.

437337615	6/1/2022	4/30/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	NY	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Account is performing for the last X years with no borrower contact.

REASON FOR DEFAULT: N/A

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXXX.XX, matures X/X/XXXX, $X deferred balance.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Property is owner occupied per seller data. No property issues noted.

437337621	5/1/2022	4/15/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	FL	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Pre-approved Mod workout sent X/XX/XXXX. Loan was modified X/XX/XXXX. Borrower inquired X/XX/XXXX why appraisal requested. Borrower confirmed X/XX/XXXX payment sent. No recent contact noted with borrower.

REASON FOR DEFAULT: Hardship not provided.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X%, modified P&I $X,XXX.XX, matures X/X/XXXX.  Deferred balance iao $X.XX.

FORECLOSURE: Loan noted to be in FC at start of history; referral date unknown.  Mediation hearing scheduled for X/XX/XXXX; reset for X/X/XXXX.  Contested FC action due to answer filed with affirmative defenses.  Trial heard X/XX/XXXX awaiting judge decision. Non-contested medication hearing scheduled for X/XX/XXXX.  XXXXX-XX FC hold placed X/XX/XXXX.  FC action closed/billed after Mod workout booked X/XX/XXXX.  Motion to Dismiss granted X/XX/XXXX.

BANKRUPTCY: No BK activity found.

PROPERTY: Property is owner-occupied. No property damage noted.

437337625	5/1/2022	4/6/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	PA	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Comments being in RPP (no details) which was cancelled X/XX/XXXX. On X/XX/XXXX he said he didn't make the RPP pmts because he had other bills. Put on another RPP beginning X/XX/XXXX for X months but the RPP was cancelled XX/X/XXXX since no payments since X/XXXX other than NSF in XX/XXXX. Referred to FC XX/XX/XXXX. Borrower asked for another mod on X/XX/XXXX, complete mod package rcvd X/XX/XXXX. Trial mod approved for X months which the borrower completed. Final mod docs sent out and returned XX/X/XXXX, mod processed XX/XX/XXXX. Borrower has been current since modification, making extra principal payments most months.

REASON FOR DEFAULT:  Excessive obligations

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X.XX% for remaining term, modified P&I $XXX.XX, matures X/X/XXXX. No deferred amount.

FORECLOSURE:  Referred for FC on XX/XX/XXXX. Title clear on XX/XX/XXXX. FC on loss mit hold X/X/XXXX, before first legal filed.

BANKRUPTCY:  No BK activity found

PROPERTY:  Owner occupied

437337626	5/1/2022	4/18/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	FL	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Blind mod offered to borrower in X/XXXX, six stip payments with no down payment. Contact with AXP (borrower spouse) in X/XXXX to discuss mod, and AXP had questions about docs they sent to be researched regarding a court dismissal of FC. In X/XXXX, AXP referred to a letter regarding FC fees that are not supposed to be included in the mod (see OTHER comments). Stip plan completed in XX/XXXX and mod booked in XX/XXXX, borrower has made regular monthly payments since mod. XX/XXXX - AXP called to ask why someone from valuation vendor was out taking pictures of home, servicer opened a task to research, and confirmed with prop pres there was no open inspection order, request sent to BPO department on XX/X for confirmation of an order, when no response was received by XX/XX, the task was closed. Borrower has not raised the issue since. In X/XXXX, AXP called to make a payment and was advised that due to loan being in LIT status, a payment could not be processed or discussed, AXP advised they do not have an attorney and was not aware of legal action, would submit written request for more details. Borrower submitted written complaint, noting they found a document filed with court for attorneys fees from a prior FC. No record of a response to this dispute (other than an acknowledgment letter), however, it does appear as though the online account was unlocked in X/XXXX and borrower has been making subsequent payments online. Last contact was X/XX/XXXX, borrower called to replace payment that was returned due to having incorrect information.

REASON FOR DEFAULT: Curtailment of income.

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X%, modified P&I $X,XXX.XX, matures XX/X/XXXX.  Deferred balance iao $XXX,XXX.XX which is not eligible for forgiveness.

FORECLOSURE: Active FC in X/XXXX, referred in X/XXXX. FC delayed due to missing demand, FC vendor was instructed to prepare and send, however,XXXXXwas not able to provide clarity on the provided figures, and it was decided they would handle, instead of FC vendor. Demand finally sent X/XX/XXXX, and file put on hold for loss mit, then closed when mod was processed.

BANKRUPTCY: N/A

PROPERTY: No indication of property issues, subject occupied by borrower.

OTHER: File does include a BKX Motion to Intervene and for Award of Attorneys' Fees and Costs, filed in X/XXXX, by the trustee of a BK filed by third law firm who had litigated and ultimately succeeded in having dismissed a FC action (FC filed in XX/XXXX, dismissed X/XX/XXXX, reason for dismissal not provided), in which borrower was awarded attorneys fees and costs. This motion does not appear to be a lien, and is possibly the reason the loan was move to LIT status.

437337627	5/1/2022	4/28/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	NH	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Last contact is unknown as the borrower was in bankruptcy for most of the review and remained current after the discharge.

REASON FOR DEFAULT: There was not a reason for default given as the borrower was in bankruptcy with no contact.

MODIFICATION: N/A

FORECLOSURE: No FC activity found

BANKRUPTCY: The borrower filed Chapter XX Bankruptcy XX/XX/XXXX with the case completed on XX/XX/XXXX and was discharged XX/XX/XXXX.

PROPERTY: The property is owner occupied. No property issues noted.

437337633	5/1/2022	4/22/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	NM	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Borrower filed BKXX in XXXX and paid monthly until X/XXXX. Loan reinstated X/XX/XXXX and the BK was discharged X/XX/XXXX. Loan has remained current since then. Borrower contact has been administrative. RFD was never captured.

REASON FOR DEFAULT:  Unknown

MODIFICATION: STEP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XX% for X years, modified P&I $XXX.XX, matures X/X/XXXX. No interest on the deferred balance of $XX,XXX.XX, plus an additional $X,XXX.XX in deferred which is not eligible for forgiveness. Mod agreement includes a balloon payment of $XX,XXX.XX due at maturity.

FORECLOSURE:  FC was filed prior to BK filing (no details known). FC motion to dismiss was granted X/XX/XXXX.

BANKRUPTCY:  Borrower filed BKXX on X/XX/XXXX. Borrower made regular payments under the plan which was completed around X/XXXX. In early XXXX servicer did BK audit of the loan and found a number of trustee payments missing which appears were replaced in X/XXXX. BK was discharged X/XX/XXXX.

PROPERTY: Owner occupied. In X/XXXX inspection showed vacancy and borrower contacted servicer upset at this because her insurance company had received a vacancy notice. Billing statements are currently being mailed to the property address.

437337636	5/1/2022	4/29/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	OR	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Borrower requested a reinstatement quote in X/XXXX, and submitted funds later that month. No contact again until borrower made a phone payment in X/XXXX. Borrower reported a XXXXX hardship in X/XXXX, but didn't request payment assistance. Borrower made monthly phone payments through X/XXXX, then asked about payment assistance. Servicer approved a X-month forbearance plan in XX/XXXX; plan expired in XX/XXXX. Borrower confirmed hardship was ongoing in X/XXXX, and servicer extended the forbearance plan another X months. Rather than complete the plan, borrower reinstated in X/XXXX, but was one payment short. Borrower made a double payment by phone pay in X/XXXX to fully reinstate account, and has since remained current. Monthly phone payments made between X/XXXX and XX/XXXX. Borrower opted out of loss mit discussion during last contact on XX/XX/XXXX.

REASON FOR DEFAULT:  XXXX: large medical insurance costs. XXXX: XXXXX impact - co-borrower unemployment

MODIFICATION: Loan has been modified X times, most recently in XXXX. STEP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XX% for XX years, modified P&I $XXX.XX, matures X/X/XXXX.  No deferred amounts noted.

FORECLOSURE:  Timeline prior to X/XXXX was not provided. NOD filed X/XX/XXXX, sale was scheduled for X/XX/XXXX. XXXXXhold from X/XX/XXXX to X/XX/XXXX. Borrower reinstated the day prior to FC sale.

BANKRUPTCY:  No BK activity found

PROPERTY: Owner occupied. No mention of property condition.
437337644	4/9/2022	3/24/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	Yes	XXXXX	XXXXX	MD	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower (Xrd party/son/daughter); majority of contact to schedule/confirm payments. Death of co-borrower noted X/XX/XXXX. Xrd party inquired about Mod X/XX/XXXX. Borrower advised X/XX/XXXX Mod workout closed due to incomplete packet. Servicer notes X/XX/XXXX loan matured. Borrower advised XX/XX/XXXX to payoff or apply for Mod to satisfy loan maturity date. Borrower advised of missing docs X/X/XXXX. Mod workout denied X/XX/XXXX due to lack of down payment. Stip to Mod approved X/X/XXXX for X-months; beginning X/X/XXXX. Loan was modified XX/X/XXXX. Xrd party inquired about valuation letter XX/XX/XXXX. Xrd party called X/X/XXXX to confirm evidence of insurance. Xrd party stated X/XX/XXXX expecting escrow refund. Borrower requested check be reissued X/X/XXXX and gain X/XX/XXXX. Last contact X/XXX/XXXX.

REASON FOR DEFAULT: Borrower death.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X.X%, modified P&I $XXX.XX, matures X/X/XXXX.  Deferred balance iao $X.XX.

FORECLOSURE: Loan noted to be in FC at start of history; referral data unknown. Legal attempting service X/X/XXXX.  Service completed XX/XX/XXXX.  Non-contested mediation hearing scheduled for XX/XX/XXXX.  Loss mitigation hold placed X/XX/XXXX. XXXXX-XX FC hold placed X/XX/XXXX.  FC action closed/billed X/XX/XXXX after Mod workout booked.  Motion to Dismiss granted X/XX/XXXX.

BANKRUPTCY: No BK activity found.

PROPERTY: Property is owner-occupied. No property damage noted.

437337653	5/1/2022	4/11/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	Yes	XXXXX	XXXXX	WA	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Contact history begins X/XXXX, repayment plan in place; co-borrower called to confirm of an agreement in place to pay $X,XXX until loan brought current. Credit reporting dispute was received in X/XXXX; resolved noting reporting was accurate. Payment was returned in X/XXXX due to nsf; co-borrower called stating that her dog got ran over and caused her to fall behind and wanted to make payment arrangement, to pay a minimum of $X,XXX until current. Co-borrower further explained on XX/XX/XX that RFD was due to her husband's passing (date of death not provided) and vet bills. Co-borrower also disagreed with the due date, stating they were not X months behind and was almost current and would be sending a payment on XX/XX/XX and XX/XX/XX. Credit dispute received X/XXXX; resolved noting reporting was accurate. Repayment plan was discussed in X/XXXX, co-borrower stated that she did not want to apply for mod; repayment plan was added on X/XX/XX for X payments, ending X/XX/XX. Co-borrower expressed dissatisfaction with one of the representatives named XXXXX on X/XX/XX, explaining that she spoke with Mr. XXXXX to resolve a payment set up but Mr. XXXXX was extremely rude, noting she spoke with him through the years and she does not think he likes XXXXX, and perhaps because she was married to a deceased XXXXX husband. Co-borrower went on to say that she should not have been treated that way as she is an XXXXX with income, and requested that Mr. XXXXX get lessons from XXXXX. Repayment plan was completed in X/XXXX. Co-borrower stated on X/X/XX that she no longer needed assistance. Last contact was in X/XXXX, co-borrower scheduled a payment.
REASON FOR DEFAULT: Death of primaryborrower and vet bills.
MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X% for XX years, modified P&I $XXX, matures/expires XXXX. Deferred balance iao $X of which $X is eligible for forgiveness.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: No property issues found. Property verified as owner occupied in X/XXXX.

437337654	5/1/2022	4/30/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	WA	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: XXXX delinquency due to government shutdown. Borrower stated repay plan was unaffordable Aug XXXX and he would catch up on his own, hardship starting late XXXX due to medical expenses for XXXXX treatment. Mod application submitted Sep XXXX, retention options denied Nov XXXX due to borrower qualified for X month repay. Borrower appealed and resubmitted package, X-month trial approved starting X/XX/XXXX. Trial paid timely and account remains current since mod completion, last contact X/XX/XXXX to request XXXX information.
REASON FOR DEFAULT: XXXX RFD: income curtailment XXXX RFD:  borrower illness
MODIFICATION: Loan has been modified X times, most recently in XXXX. NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXXX.XX, matures X/X/XXXX, $X deferred balance.
FORECLOSURE: N/A
BANKRUPTCY: N/A
PROPERTY: Property is owner occupied.  No property issues noted.

437337667	5/1/2022	4/15/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	NJ	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Borrower authorized his son on the account in X/XXXX, and notified servicer of a change in insurance carriers. Servicer approved a X-month repay plan in X/XXXX, but plan failed the following month, as the plan payment was not received timely. Borrower continued to make phone payments most months, but reported a XXXXX impact in X/XXXX and had an NSF payment the following month. Servicer approved a X-month forbearance plan in X/XXXX. A month later, borrower confirmed hardship was ongoing, and servicer extended the plan another X months. Borrower returned to work in X/XXXX and requested a mod application. Borrower continued to request payment assistance through XX/XXXX, and submitted an incomplete application in X/XXXX. Package was completed in X/XXXX. Servicer approved a XX-month deferral in X/XXXX, completed that month. Borrower has since made monthly phone payments; last contact was the X/XX/XXXX phone payment.
REASON FOR DEFAULT:  XXXX: unexpected expenses. XXXX: XXXXX impact-reduced work hours, rental property-tenants not paying
MODIFICATION: Loan has been modified X times, most recently in XXXX. NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX at X.XX% for XX years, modified P&I $XXX.XX, matures XX/X/XXXX.  Deferred balance iao $XX,XXX.XX is not eligible for forgiveness.
FORECLOSURE:  No FC activity found
BANKRUPTCY:  No BK activity found
PROPERTY: Tenant occupied per hardship. Borrower filed an insurance claim for XXXXXl damage on DOL X/X/XXXX. Funds of $X,XXX.XX were endorsed and released to borrower in X/XXXX. Unable to verify whether repairs have been completed.
437337668	5/1/2022	4/18/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	TX	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: X/XX/XXX RFD was repairs to property. XX/XX/XXXX RFD was repairs to property not covered by insurance. X/XX/XXXX borrower interested in repayment plan, but refused to update financials. X/XX/XXXX borrower requested XXXXX assistance. XX/X/XXXX RFD was repairs to property. XX/XX/XXXX borrower called for loss mitigation options. X/XX/XXXX borrower called for options but declined modification as she does not want her rate to change. Borrower brought loan current in X/XXXX and has been current since. Last contact with borrower was X/X/XXXX requesting year end statement.

REASON FOR DEFAULT:   Borrower fell behind during the two property damage times.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X%, modified P&I $XXX.XX.  No deferred balance.  Maturity date not specified.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found

PROPERTY:  Unable to confirm current occupancy.  Loan originated as owner occupied.    X/X/XXXX borrower called, wind andXXXXXdamage.  Date of Loss X/X/XXXX.  Loss amount of $X,XXX.XX.   Funds released to borrower on X/XX/XXXX and XX/XX/XXXX, no inspections completed.  X/X/XXXX water damage on X/XX/XXXX, $X,XXX.XX received X/XX/XXXX and released to borrower X/XX/XXXX, no inspection.

437337673	5/1/2022	4/6/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	NJ	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Contact history begins X/XXXX. No significant notes on the loan. No contact with borrower noted in contact history. Loan is current.

REASON FOR DEFAULT: Unknown.

MODIFICATION: Loan has been modified XX times, most recently in XXXX. NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X.XX% for XX years, modified P&I $XXX, matures/expires XXXX. Deferred balance iao $XX,XXX which is not eligible for forgiveness.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found. Property verified as owner occupied in XX/XXXX.

437337674	5/1/2022	3/28/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	FL	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Borrower failed a trial plan in X/XXXX and new plan put in place on X/XX/XXXX for XX payments, borrower only made X. X/XX/XXXX borrower advised unable to make payments on plan. Incomplete loss mitigation package received X/X/XXXX. Complete loss mitigation package received X/XX/XXXX. Stip plan sent to borrower X/XX/XXXX, down payment of $X,XXX.XX due X/X/XXXX and X payments of $X,XXX.XX starting X/X/XXXX. Plan payments made and modification was boarded X/XX/XXXX. X/XX/XXXX borrower had questions about the increase in payment amount, which appears to be the reason for the adjustments made in X/XXXX. X/XX/XXXX, requested PMI be removed, but LTV too high. Last contact was X/XX/XXXX, making payment.

REASON FOR DEFAULT:   X/XX/XXXX RFD, illness and unable to work.  XX/XX/XXXX able to return to work.    RFD has related to illness of borrower and most recent contact has been with his sister.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $X,XXX.XX, matures X/X/XXXX.  Deferred balance iao $XX,XXX.XX is not eligible for forgiveness.

FORECLOSURE:   Referred to attorney XX/XX/XXXX.  First legal X/XX/XXXX.  Borrower filed an answer X/XX/XXXX, affirmative defenses.   Service completed X/XX/XXXX.   Foreclosure was cancelled when modification boarded.

BANKRUPTCY: Comment on X/X/XXXX, unable to leave message for borrower due to BKX discharged, no details.

PROPERTY:   Unable to confirm current occupancy.  Loan originated as owner occupied.    X/XX/XXXX insurance claim for water damage.  Date of loss was X/XX/XXXX for $XX,XXX.XX.   Does not appear that the funds have been released as borrower has not provided the necessary paper work.  Unable to determine if repairs have been made.

437337680	5/1/2022	4/6/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	CA	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins X/X/XXXX. Prior Mod workout completed X/X/XXXX; details of workout not provided. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Borrower stated X/XX/XXXX had to buy new car. Borrower called XX/XX/XXXX to make payment. Borrower stated X/XX/XXXX payment was oversight. Borrower called X/X/XXXX to make payment. Borrower requested tax form X/XX/XXXX. No further contact noted.

REASON FOR DEFAULT: Excessive obligations.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X%, modified P&I $XXX.XX, matures X/X/XXXX.  Deferred balance iao $X.XX; $XXX,XXX.XX permanently forgiven at time of Mod.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Property is owner-occupied. No property damage noted.
437337696	6/1/2022	4/25/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	MA	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: X/XX/XXXX borrower called with question on modification, received executed documents and modification boarded X/XX/XXXX. X/XX/XXXX borrower called to advise payment had been mailed, RFD was allot of bills. No contact with borrower since.

REASON FOR DEFAULT:   Only RFD provided was X/XX/XXXX, over extended.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXX.XX, matures X/X/XXXX.  No deferred balance.

FORECLOSURE:  Active foreclosure prior to modification.  Foreclosure dismissed when modification boarded.

BANKRUPTCY: No BK activity found.

PROPERTY:   Unable to confirm current occupancy.  Loan originated as owner occupied.

437337698	5/1/2022	4/30/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	IL	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Borrower defaulted immediately after May XXXX modification was completed to cure a foreclosure action. Borrower was unresponsive to collection efforts until Nov XXXX request for modification, hardship was due to medical expenses for family member. Borrower sent $XXX to someone claiming to be a XXXXXrepresentative for a trial payment XX/XXXX, no such person or trial existed. Complete application was submitted April XXXX, trial approved with $XXXX down and $XXXX/mo from June-Nov XXXX, financials are not documented. All trial and post-mod payments have been made timely with no further contact since XX/XX/XXXX confirmation of executed doc return.

REASON FOR DEFAULT:

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXXX.XX, matures XX/X/XXXX, $X deferred balance.

FORECLOSURE: Prior FC was dismissed May XXXX after modification. Referred to foreclosure X/XX/XXXX, title is clear, complaint filed XX/X/XXXX, service completed XX/XX/XXXX, case dismissed Dec XXXX after modification.

BANKRUPTCY: No BK activity found

PROPERTY: Property is owner occupied.  No property issues noted.

437337701	5/1/2022	4/14/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	DC	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Account was performing prior to missed payment Oct XXXX, hardship due to delayed real estate commission and other expenses. Borrower declined to discuss loss mitigation until request for XXXXX assistance April XXXX, FB approved July XXXX was extended through Dec XXXX due to continued income curtailment. Borrower resumed payments Sep XXXX and has remained current since deferral Jan XXXX with no contact since X/XX/XXXX call regarding the signed deferral agreement.

REASON FOR DEFAULT: Income curtailment

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXXX.XX, matures X/X/XXXX, $X deferred balance.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Property is owner occupied.  No property issues noted.

437337702	5/1/2022	4/8/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	NY	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Borrower was on an active trial mod plan in X/XXXX. Borrower's attorney confirmed received of the final mod agreement in X/XXXX; modification was completed in XX/XXXX. Borrower's attorney continued to make monthly phone payments through X/XXXX; subsequent payments have been made through the website.. Loan has remained current since modification.
REASON FOR DEFAULT:  Spouse had slow work (XXXXXXX), borrower was unemployed (per hardship letter in file)
MODIFICATION: Loan has been modified X time, in XXXX. NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X% for XX years, modified P&I $XXX.XX, matures X/X/XXXX.  Deferred balance iao $XX,XXX.XX is not eligible for forgiveness.
FORECLOSURE:  Timeline not provided prior to X/XXXX; case was on a legislative hold, as it was potentially affected by the XXXXX decision. Modification was completed in XX/XXXX. Motion to dismiss filed XX/XX/XXXX, granted X/XX/XXXX.
BANKRUPTCY:  No BK activity found
PROPERTY: Owner occupied. No mention of property condition.
437337704	5/1/2022	4/15/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	SC	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: X/XX/XXXX RFD was excessive obligations, promised payment, which was not kept. X/XX/XXXX RFD was college tuition. X/XX/XXXX pay was less during the holidays. X/XX/XXXX borrower declined assistance. X/XX/XXXX borrower sent secure email, which was answered, no details. Last verbal contact was X/X/XXXX, RFD was overextended.

REASON FOR DEFAULT:   Borrower has always provided an RFD that relates to being over extended.   Any repairs or unscheduled expenses results in borrower being late.

MODIFICATION: Loan has been modified X times, most recently in XXXX. NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X% , modified P&I $X,XXX.XX, matures X/X/XXXX.  No deferred balance.

FORECLOSURE:   No evidence of foreclosure.

BANKRUPTCY:   No evidence of BK.

PROPERTY:   Unable to confirm current occupancy.   Loan originated as owner occupied.

437337711	6/1/2022	4/15/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	CT	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Contact history begins X/XXXX, borrower approved for a X payment trial plan, ending XX/X/XX. Loan was modified effective XX/X/XX; mod processed in X/XXXX. Borrower stated on X/XX/XX that she didn't know she was behind as reason for default. Last contact was in X/XXXX, borrower called regarding a letter she received, it appears that an insurance declaration page was discussed.
REASON FOR DEFAULT: Borrower stated she was not aware that she was behind on the loan.
MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XX,XXX at X% for XX years, modified P&I $XXX, matures/expires XXXX. Deferred balance iao $X of which $X is eligible for forgiveness.
FORECLOSURE: File was in FC when history began in XXXX, referral date not provided. FC stopped in X/XXXX due to modification.
BANKRUPTCY: No BK activity found.
PROPERTY: No property issues found. Property appears to be owner occupied.
TITLE ISSUES: Water/Sewer lien identified in X/XXXX with a tax sale scheduled for X/XX/XXXX, last day to redeem X/XX/XXXX. Taxes were disbursed; payment iao $X,XXX reached the tax office on X/X/XXXX. It was confirmed on X/XX/XXXX that the property is out of tax sale and no lien on property. There was also an issue with HOA in XXXX; A letter was received from XXXXX representing XXXXXl HOA Association stating that the borrower had an outstanding balance. Borrower stated on XX/XX/XXXX that there was no longer a past due balance with the HOA and they were no longer seeking legal action against her. X/XX/XXXX Current search identifies several Muni liens for sewer, from XXXX and XXXX.
437337726	5/1/2022	4/1/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	NC	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins X/X/XXXX. Prior loan Mod completed XX/X/XXXX; details of workout not provided. Limited contact noted with borrower. Borrower called X/X/XXXX to make payment. No further contact noted.

REASON FOR DEFAULT: Hardship not provided.

MODIFICATION: STEP HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X.X% for X years, modified P&I $X,XXX.XX, matures X/X/XXXX.  Deferred balance iao $X.XX.

FORECLOSURE: Loan noted to be in FC prior to stay by BK; referral date unknown.  XXXXX-XX FC hold noted X/XX/XXXX.  FC action closed/billed X/XX/XXXX.

BANKRUPTCY: Loan noted to be in BKXX at start of history; details of filing not provided.  Motion to Deem Current filed XX/X/XXXX.  BKXX discharged X/XX/XXXX.

PROPERTY: Property is owner-occupied. No property damage noted.

437337739	7/1/2022	4/18/2022	BK13	XXXXX	XXXXX	No	XXXXX	XXXXX	TN	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begin X/X/XXXX. No borrower contact noted; active BK and loan current.

REASON FOR DEFAULT: Hardship not provided.

MODIFICATION: Loan has been modified X times, most recently in XXXX. NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X.X%, modified P&I $XXX.XX, matures XX/X/XXXX.  Deferred balance iao $X.XX; $XX,XXX.XX permanently forgiven at time of modification.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: Prior BKXX dismissed X/XX/XX; terms of filing not provided.  Loan noted to be in BKXX at start of history; details of filing not provided.

PROPERTY: Property is owner-occupied.  XXXXXdisaster area noted X/XX/XXXX; no indication property was affected.

437337740	6/1/2022	4/18/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	UT	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: XX/XX/XX stated borrower called to BK specialist to review XXXX payments. Servicer stated borrower worried she might lose her house. Last contact was on XX/XX/XXXX- borrower called and said she was having website log in issues, servicer resolved the issue.

REASON FOR DEFAULT: Unknown.

MODIFICATION: NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X% for XXX months, modified P&I $XXX.XX. No deferred balance noted. XX,XXX.XX was permanently forgiven at time of mod. Unable to find maturity date.

FORECLOSURE: Appears active FC that was on hold for BK at start of contact history, unable to find referral date. XX/XX/XXXX FC dismissed due to the loan reinstated.

BANKRUPTCY: Appears starting of contact history BK chapter XX was active, unable to determine filing date.  BK was discharged on XX/XX/XX.

PROPERTY: Current occupancy unknown. per seller data owner occupied. No property issues noted.

437337743	5/1/2022	4/28/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	FL	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins X/XX/XXXX. Prior loan Mod completed X/X/XXXX; details of workout not provided. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Borrower stated X/X/XXXX had another creditor take money. Borrower stated X/X/XXXX assisting family member. X-month FB offered X/X/XXXX. Plan broken XX/X/XXXX due to NSF payment. Borrower stated XX/XX/XXXX getting loan from family to bring current. X-month FB offered X/XX/XXXX from X/XX/XXXX to X/XX/XXXX. Borrower requested pay history X/XX/XXXX. Borrower inquired about grace period X/XX/XXXX. No recent contact noted with borrower.

REASON FOR DEFAULT: Excessive obligations.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X%, modified P&I $XXX.XX, matures X/X/XXXX.  Deferred balance iao $X.XX.

FORECLOSURE: Loan referred for FC XX/XX/XXXX. Loss mitigation hold placed X/XX/XXXX.  XXXXX-XX FC hold placed X/XX/XXXX.  FC action closed/billed X/XX/XXXX due to reinstatement.

BANKRUPTCY: No BK activity found.

PROPERTY: Property is owner-occupied. No property damage noted.

437337748	5/1/2022	4/15/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	IL	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: X/X/XXXX Borrower calls in to make payment arrangements to bring the account current, no assistance is requested. No recent significant communication or activity was found. The most recent contact was on X/XX/XXXX to make a phone payment.

REASON FOR DEFAULT: X/XXXX Illness of mortgagor and curtailment of income.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX at a fixed X%, modified P&I $XXX, matures X/X/XXXX. Deferred balance IAO $XX,XXX is not eligible for forgiveness. Mod does not include any PRA.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Per seller data original occupancy is primary. No recent notes found specifying current occupancy.

437337765	5/1/2022	4/11/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	FL	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Borrower declined to discuss account throughout chronic delinquency in XXXX, hardship due to family illness and excessive obligations. Account remains current since reinstatement Feb XXXX with ongoing contact for insurance claim and account inquiries. Last contact X/X/XXXX with questions about billing statement.

REASON FOR DEFAULT: Family illness, excessive obligations

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X% for XX years, modified P&I $XXX.XX, matures X/X/XXXX, $X deferred balance.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Property is owner occupied. Loss draft received XX/X/XXXX iao $XX,XXX and X/XX/XXXX iao $XX,XXX for water damage, estimate reviewed and funds endorsed and released. Last update noted XX/X/XXXX from borrower that repairs are in progress, no additional funds issued by insurer.

437337780	7/1/2022	4/1/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	NJ	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Borrower was on a repayment plan at start of comments in X/XXXX, but defaulted due to non payment X/XX/XXXX. First contact with the borrower was XX/X/XXXX, interested in loss mitigation, RFD was illness of family member. No loss mitigation approved and borrower filed BK. X/XX/XXXX borrower approved for X month XXXXX FB via BK. XX/X/XXXX borrower disputing due date, loan due for XX/X/XXXX. Last contact with borrower was X/X/XXXX questioning fees charged.

REASON FOR DEFAULT:   Family illness.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X%, modified P&I $XXX.XX. No deferred balance.  Maturity date not specified.

FORECLOSURE: Active foreclosure as of start of comments in X/XXXX, on hold for loss mitigation, which was released X/XX/XXXX.   Service completed X/X/XXXX.   BK dismissed as loan brought current in BK.

BANKRUPTCY: BKXX, unable to determine filing date.  Plan confirmed X/XX/XXXX.  Dismissed X/XX/XXXX.     Prior BKX discharged.

PROPERTY:   Unable to confirm current occupancy.  Loan originated as owner occupied.

437337784	5/1/2022	4/11/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	FL	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Loan has been current since modification was effective in X/XXXX. Stip to mod approved X/XX/XXXX with X payments of $X,XXX.XX, first payment due X/X/XXXX. No down payment required. Stip payments made per the plan. X/XX/XXXX borrower called with questions on modification. X/XX/XXXX signed documents received, but rejected as notary was not completed correctly. Corrected modification received X/XX/XXXX and was boarded, effective X/XXXX. Borrower continued to make payments after stip was completed and the payments were posted after corrected modification was boarded. X/XX/XXXX borrower called regarding escrow account. X/XX/XXXX borrower called about an additional party on letter recently received, she wanted to make sure that the only party authorized on loan was her. Last contact was X/XX/XXXX, making on-line payment.

REASON FOR DEFAULT:   No RFD provided.

MODIFICATION: Loan has been modified X times, most recently in YYXXXX. NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X%, modified P&I $XXX.XX, matures XX/X/XXXXX.  No deferred balance.

FORECLOSURE:  Loan in foreclosure, which was placed on hold X/XX/XXXX for loss mitigation.   Foreclosure was contested and dismissed when modification was boarded.

BANKRUPTCY:   No evidence of BK.

PROPERTY:   Unable to confirm current occupancy.   Loan originated as owner occupied.

437337792	5/1/2022	4/8/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	NY	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Loan was modified in X/XXXX, $XXX,XXX was permanently forgiven. Contact history begins X/XXXX. Borrower stated in X/XXXX that RFD was due to death of her father; had unexpected funeral expenses. Pre-Fc loss mit letter was sent in X/XXXX and XX/XXXX. Borrower accepted a X month repayment plan in X/XXXX ending X/XX/XX; broken plan. It appears that the borrower has also been impacted by XXXXX-XX, as it was noted on X/XX/XX that XXXXX hardship continued. Another repayment plan was set up in X/XXXX, ending X/X/XX. Several credit reporting disputes have been received on the loan, each one reviewed, noting credit reporting accurate. Last contact was in X/XXXX, borrower inquired about equity line of credit and was advised servicer does not originate loans.

REASON FOR DEFAULT: Death of a family member (father).

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X% for XX years, modified P&I $X,XXX, matures/expires not specified. Deferred balance iao $X.XX of which $X.XX is eligible for forgiveness.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found. Property verified as owner  occupied in X/XXXX.

437337801	5/1/2022	4/27/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	TX	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Loan was modified in XXXX, $XX,XXX was permanently forgiven. Contact history begins X/XXXX. Pre-FC letter was sent on X/XX/XX. Authorized Xrd party XXXXX called in on X/X/XX to schedule payments stating RFD due to an overlook. Repayment plan was set up, ending X/XX/XX; broken due to nsf. Another Pre-FC letter was sent on X/XX/XX. XXXXX stated on X/XXX/XX that she would bring the loan current. Loan reinstated in X/XXXX, borrower fell behind shortly after but was able to bring the loan current in X/XXXX. Payment was returned in X/XXXX due to nsf, borrower stated on X/XX/XX (last contact) that she was not aware the payment was returned and scheduled a payment. Loan is current.
REASON FOR DEFAULT: Identity theft.
MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at % for XX years, modified P&I $XXX, matures/expires undisclosed. Deferred balance iao $X of which $X is eligible for forgiveness.
FORECLOSURE: File was referred to FC on X/XX/XXXX. FC stopped on X/X/XXXX due to reinstatement, however, file was referred to FC again on X/XX/XXXX. File placed on XXXXX-XX hold on X/XX/XXXX. FC sale scheduled for XX/XXXX was cancelled due to reinstatement. FC stopped in X/XXXX.
BANKRUPTCY: No BK activity found.
PROPERTY: Loss draft check was received on X/XX/XXXX iao $X,XXX for Fire/Lightning damage that occurred on X/XX/XXXX. It appears that the claim check was endorsed and released. Loss draft file closed on X/X/XXXX. No details regarding repairs provided. Property appears to be owner occupied.

437337802	5/1/2022	4/6/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	GA	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Borrower required about delinquency X/X/XXXX. Loan details reviewed with borrower X/XX/XXXX. Reinstatement quote requested X/X/XXXX. Borrower inquired about Mod application X/X/XXXX. Stip to Mod approved X/XX/XXXX for $XXX.XX for X-months. Mod workout booked X/XX/XXXX. Borrower called XX/XX/XXXX to request check be reissued. No recent contact noted with borrower.

REASON FOR DEFAULT: Borrower illness.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X%, modified P&I $XXX.XX, matures X/X/XXXX.  Deferred balance iao $X.XX.

FORECLOSURE: Loan referred for FC X/XX/XXXX. XXXXX-XX FC hold placed X/XX/XXXX.  Loss mitigation hold placed X/XX/XXXX. FC action closed/billed after Mod workout booked X/XX/XXXX.

BANKRUPTCY: Loan noted to be in BKXX at start of history; details of filing not provided. BK discharged X/XX/XXXX.

PROPERTY: Property is owner-occupied. No property damage noted.

437337808	5/1/2022	4/15/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	FL	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: X/XX/XXXX borrower called check status and advise would not be able to make another payment until XX/XXXX, no RFD. Borrower called for status and amount due, no commitment to pay. X/X/XXXX servicer advised would accept nothing less than total reinstatement. X/XX/XXXX X month XXXXX FB approved. X/XX/XXXX incomplete loss mitigation package received. X/XX/XXXX XXXXX extended until X/XX/XXXX. Borrower never submitted complete loss mitigation package and reinstated loan in X/XXXX. Last contact was X/XX/XXXX, making on-line payment.

REASON FOR DEFAULT:   X/XX/XXXX was first RFD, unemployment.   X/XX/XXXX RFD was curtailment of income due to XXXXX.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X%, modified P&I $XXX.XX matures XX/X/XXXX. No deferred balance.   Date in borrower's signature block is X/XX/XXXX, which is off by X year, used date of modification.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found.

PROPERTY:   Unable to confirm current occupancy.  Loan originated as owner occupied.

437337811	5/1/2022	4/8/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	FL	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Borrower stated X/X/XXXX applying for Mod workout. X-month Stip to Mod approved XX/X/XXXX; plan reset XX/XX/XXXX. Borrower failed to return agreement. Servicer approved Mod workout XX/XX/XXXX which was booked X/XX/XXXX. Borrower called to confirm address X/XX/XXXX. Borrower confirmed Mod workout completed X/XX/XXXX. Borrower inquired about loan status X/XX/XXXX.

REASON FOR DEFAULT: Hardship not provided.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X%, modified P&I $XXX.XX, matures XX/X/XXXX.  Deferred balance iao $XX,XXX.XX which is not eligible for forgiveness.

FORECLOSURE: Loan referred for FC X/XX/XXXX.  Complaint filed X/X/XXXX.  Service completed X/XX/XXXX.  Contested FC action noted X/XX/XXXX; borrower filed answer with affirmative defenses.  Loss mitigation hold placed XX/X/XXXX.  XXXXX-XX FC hold placed X/XX/XXXX.  FC action closed/billed X/XX/XXXX due to Mod workout booked.  Motion to dismiss granted X/X/XXXX.

BANKRUPTCY: No BK activity found.

PROPERTY: Property is owner-occupied. No property damage noted.

437337812	5/1/2022	4/27/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	CO	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Provided history starts on X/XXXX. X/XXXX Payments are being made under a repayment plan. X/XXXX Plan is broken. X/XXXX Borrower is working with loss mit, docs are being submitted. X/XXXX Stip to mod is approved. X/XXXX A final mod is implemented. X/XXXX Borrower reports they have been impacted by XXXXX-XX, repayment plan is set up. Several extensions are granted. X/XXXX A deferment is implemented a the end of the SFB. X/XXXX Borrower requests additional XXXXX-XX assistance, account is not eligible for FB. X/XXXX Account is being skip traced. The most recent contact was on X/XX/XXXX to make a phone payment.

REASON FOR DEFAULT: X/XXXX Illness of mortgagor and medical bills. X/XXXX Loss of employment. X/XXXX XXXXX-XX. X/XXXX Reduced hours. X/XXXX Illness of mortgagor.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at a fixed X%, modified P&I $XXX, matures XX/X/XXXX. Mod does not include any deferred amounts or PRA.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Per seller data original occupancy is primary. No recent notes found specifying current occupancy.

437337819	5/1/2022	4/18/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	FL	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Last borrower contact X/X/XXXX when Loss Mit options were discussed. Borrower was advised not eligible for Loss Mit at this time. Borrower then stated payment would be made before the XXth of the month. The next payment posted X/XX/XXXX. Loss Mit options previously discussed in XXXX and XXXX but borrower continued making monthly payments. Loan was prior modified X/XX/XXXX.

REASON FOR DEFAULT: Last RFD noted on XX/XX/XXXX as unemployment due to XXXXX-XX XXXXX. Prior RFD was noted on X/X/XXXX as work hours reduced due to XXXXX-XX and still haven't returned to full time hours.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X.X% for XXX months, modified P&I $XXX, matures X/X/XXXX. No Deferred balance however, debt iao $XX,XXX.XX was permanently forgiven at time of modification.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Current property occupancy status and condition were not provided.
437337828	5/1/2022	4/15/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	SC	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: XX/XX/XXXX borrower declined loss mitigation, RFD was tenants not paying. X month XXXXX FB approved XX/XX/XXXX, ending X/X/XXXX, borrower never returned documentation and on X/XX/XXXX advised no longer needed assistance. Last contact with the borrower was X/XX/XXXX, logging in to website.

REASON FOR DEFAULT:   X/XX/XXXX RFD, self employed.   XX/XX/XXXX, tenants not paying.   Borrower has provided the same RFD since XX/XX/XXXX and then repairs due to damage by tenant on X/X/XXXX.    XX/XX/XXXX income reduced due to XXXXX.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for X years, modified P&I $XXX.XX, matures/ XX/X/XXXX.  No deferred balance.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found

PROPERTY:  XX/XX/XXXX borrower stated tenant occupied.    Loan originated as owner occupied.   On XX/XX/XXXX borrower provided RFD of damage by tenants, no insurance claim filed and unable to confirm repairs have been completed.

437337830	5/1/2022	4/4/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	TX	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: X/XX/XXXX RRD, out of work for X months, declined loss mitigation. X/XX/XXXX, X/XXXX payment would be made on the XXth, RFD was less hours. X/X/XXXX RFD, reduced income due to XXXXX. X month XXXXX FB approved. X/XX/XXXX RFD was out of work for X weeks due to XXXXX. Borrower has declined all loss mitigation and keeps promises when made. Last contact was X/X/XXXX, making payment on-line.

REASON FOR DEFAULT:   All RFDs provided relate to reduction in hours at work.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X%, modified P&I $XXX.XX.  No deferred balance.  Maturity date not specified.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found.

PROPERTY:   Unable to confirm current occupancy.  Loan originated as owner occupied.

437337841	5/1/2022	4/11/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	MI	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Borrower attempted to make a single payment Oct XXXX after BK dismissal and was advised payments could not be accepted. Pre-approved trial mod accepted with $XXX.XX from Dec XXXX-May XXXX, no hardship or financials documented. Plan was paid timely, final docs delayed due reissue to verify divorce and remove ex-spouse from signature line, he is on mortgage only. Account has been XxXX post-mod and current since most recent reinstatement April XXXX, hardship reason unknown. Last contact XX/XX/XXXX to confirm FC action was closed.
REASON FOR DEFAULT: Unknown
MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X% for XX years, modified P&I $XXX.XX, matures X/X/XXXX, $X deferred balance.
FORECLOSURE: FC initiated prior to review period was stayed by BK and closed after modification.
BANKRUPTCY: BKXX filed on unknown date in XXXX was dismissed X/X/XXXX, case details unknown.
PROPERTY: Property is owner occupied.  No property issues noted.
TITLE ISSUES: XX/XXXXXX title review notes a curative issue relating to a prior FC action completed in XXXX. XXXXX was recorded XX/X/XXXX. Motion to set aside FC was filed XX/XX/XXXX but court order is needed to reinstate the Mortgage. Curative orders entered and recorded X/XX/XXXX, issue resolved.
437337849	5/1/2022	4/1/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	FL	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Last borrower contact X/X/XXXX when borrower called to confirm payment was made online before making a duplicate payment. No recent Loss Mit activity. Loss Mit was last active X/XXXX when Mod work out was closed. All payments in the past year have posted on time.

REASON FOR DEFAULT: No recent payment default. RFD at time of modification was noted as financial hardship.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X.X% for XX years, modified P&I $X,XXX, matures X/X/XXXX. No Deferred balance or debt forgiveness.

FORECLOSURE: Comments started X/X/XXXX with loan active FC that was prior contested. FC on hold thru BK process then again in XXXX for XXXXX-XX and Loss Mit activity. FC closed X/XX/XXXX after loan was modified.

BANKRUPTCY: Prior BK chapter XX filed X/XX/XXXX and dismissed XX/XX/XXXX.

PROPERTY: Current property occupancy was last noted on X/X/XXXX as owner occupied.
437337854	5/1/2022	4/20/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	NY	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Last contact XX/XX/XXXX with the borrower making a payment. Minimal contact with the borrower calling only when wanting to schedule payments.

REASON FOR DEFAULT: Last reason for default was spouses death and previous was excessive obligations.

MODIFICATION: The Modification is missing. Per the seller the loan was modified X/XXXX, unable to find modification to match the current servicing terms.

FORECLOSURE: No FC activity found

BANKRUPTCY: The borrower was in a Chapter XX Bankruptcy that was filed in XX/XX/XXXX and was discharged XX/XX/XXXX

PROPERTY: No property issues noted.

437337855	5/1/2022	4/16/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	TX	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower. Xrd party stated XX/XX/XXXX working with borrower for Mod workout. Servicer confirmed receipt of Mod workout financials X/X/XXXX. Xrd party advised of missing docs X/XX/XXXX. Stip to Mod offered X/XX/XXXX for $X,XXX.XX starting X/X/XXXX to XX/X/XXXX. Mod workout approved XX/XX/XXXX which was returned XX/X/XXXX but rejected; agreement not witnessed. Xrd party advised X/XX/XXXX agreement needs to be notarized. Mod workout booked X/X/XXXX. Borrower called XX/X/XXXX to schedule payment.

REASON FOR DEFAULT: Curtailment of income.

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X.X%, modified P&I $XXX.XX, matures XX/X/XXXX.  Deferred balance iao $X.XX.

FORECLOSURE: Loan noted to be in FC at start of history; referral date unknown. Legal notes contested FC action resolved X/XX/XXXX; file to be dismissed X/X/XXXX due to lack of prosecution.  Legal notes X/XX/XXXX TX is a restart state; new referral sent XX/XX/XXXX. XXXXX-XX FC hold placed X/XX/XXXX.  Loss mitigation hold placed X/XX/XXXX.  FC action closed/billed X/X/XXXX due to Mod being closed.

BANKRUPTCY: No BK activity found.

PROPERTY: Property is owner-occupied. Servicer notes attempt to contact borrower X/XX/XXXX for pending hazard insurance claim; no further details provided. Servicer unable to contact borrower. XXXXXdisaster area noted X/XX/XXXX; no indication property was affected.
437337856	6/1/2022	4/29/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	NM	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins X/XX/XXXX. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Servicer notes X/XX/XXXX under active Stip to Mod; details not provided. Loan Mod approved XX/XX/XXXX. Mod workout booked X/XX/XXXX. Xrd party inquired about payments shortage XX/XX/XXXX. Borrower indicated XX/XX/XXXX payments made timely; however applied to principal. No recent contact noted with borrower.

REASON FOR DEFAULT: Hardship not provided.

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XX,XXX.XX at X.X%, modified P&I $XXX.XX, matures X/X/XXXX.  Deferred balance iao $X.XX.

FORECLOSURE: Loan noted to be in FC at start of history; referral date unknown.  Legal notes X/XX/XXXX prior contested FC action resolved; case dismissed by mediation. Mediation hearing held X/XX/XXXX.  XXXXX-XX FC hold placed X/XX/XXXX. Motion to Dismiss granted X/X/XXXX due to booked Mod.

BANKRUPTCY: No BK activity found.

PROPERTY: Property is owner-occupied. No property damage noted.

437337857	5/1/2022	3/30/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	WI	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Case was handled by litigation department, no borrower contact noted throughout foreclosure and loss mitigation. No-trial mod offer was issued June XXXX as part of litigation settlement, closing delayed by doc execution errors, no explanation is noted for delay in posting funds until Nov XXXX. Account remains current last XX months, borrower inquired through web chat about loss draft proceeds X/XX/XXXX, no phone contact is noted.

REASON FOR DEFAULT: Unknown

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX at X.X% for XX years, modified P&I $XXX.XX, matures X/X/XXXX, $X deferred balance.

FORECLOSURE: Litigated FC initiated prior to review period was handled by litigation department, few case details noted. Action dismissed Sep XXXX after settlement and modification.

BANKRUPTCY: No BK activity found

PROPERTY: Property is a second home.  Borrower is an attorney who sued servicer prior to XXXXXfor securing property and received a court order barring mortgage holder agents from entering property or preservation; order binding after transfer. Borrower advised of loss draft XX/X/XXXX, check received XX/XX/XXXX iao $X,XXX for XXXXX damage DOL X/X/XXXX was stale dated, pending reissue. Bid and estimate received, funds to be released to borrower.  Repair status unknown.

437337860	10/1/2022	4/13/2022	BK11	XXXXX	XXXXX	No	XXXXX	XXXXX	NV	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Account remains paid ahead since Feb XXXX settlement with frequent curtailments. No borrower contact is noted during review period.
REASON FOR DEFAULT: Servicing errors
MODIFICATION: BK mod, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXX.XX with no escrow, maturity not specified, $X deferred balance.
FORECLOSURE: No FC activity found
BANKRUPTCY: BKXX filed XX/XX/XXXX, plan was confirmed X/X/XXXX with cramdown to $XXX,XXX.XX at X.XX%, case discharged XX/XX/XXXX.  . BKXX filed X/XX/XXXX, dismissed XX/XX/XXXX.  Property was transferred X/X/XXXX to borrower company XXXXXXX per the BK plan. BKXX filed X/XX/XXXX, servicer objected to plan confirmation. XXXXXX threatened to file motion for civil contempt and sanctions for violation of the confirmation and discharge of the XXXX BK, claiming servicer did not properly board the loan or change terms per XXXX  BKXX confirmation. Contested BK resolved by Settlement Order and Release that defines modification effective Feb XXXX, borrower to continue regular plan payments through Jan XXXX.  Current BK plan is not yet confirmed, Motion to Extend Time entered X/XX/XXXX.
PROPERTY: Property is owner occupied per seller data.  No property issues noted.
LITIGATION:  See BK notes; litigation hold removed X/X/XXXX.

437337861	5/1/2022	4/7/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	FL	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Starting of contact history no borrower contact found. Trail mod approved on XX/XX/XXXX. XX/XX/XXXX mod completed. No borrower contact noted.

REASON FOR DEFAULT: Unknown.

MODIFICATION: NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X% , modified P&I $XXXX.XX, matures/expires XXXX. No deferred balance noted.

FORECLOSURE: Appears starting contact history loan was on active FC. XX/XX/XXXX service completed. XX/XX/XXXX stated received affirmative defense from borrowers. XX/XX/XXXX stated judgment hearing scheduled on XX/XX/XXXX.XX/XX/XXXX stated hearing results- judgment entered in the $XXX,XXX.XX and sale scheduled XX/XX/XXXX. Sale was postponed to XX/XX/XXXX due to XXXXX-XX. XX/XX/XXXX stated FC can forward after XX/XX/.XX due to XXXXX. XX/XX/XXXX FC on hold due to BK. FC closed on XX/XX/XXXX due to loan modification.

 BANKRUPTCY: BK was filed, filing date XX/XX/XXXX. BK chapter XX  was dismissed on XX/XX/XXXX.

PROPERTY: Current occupancy status unknown. Per seller data owner occupied.  No property issues noted.

437337864	8/1/2022	4/23/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	HI	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: There is little contact throughout review period due to active BK, no hardship is noted or loss mitigation requested. Account tis contractually paid ahead since May XXXX, last contact X/XX/XXXX with questions about recoverable advance balance.

REASON FOR DEFAULT: Unknown

MODIFICATION:N/A

FORECLOSURE:

BANKRUPTCY: BK XX filed in XXXX was dismissed May XXXX. BKXX filed X/X/XXXX, arrears paid in full and case discharged XX/X/XXXX.

PROPERTY: Property is owner occupied.  No property issues noted.

437337867	5/1/2022	4/15/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	NY	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Comments begin May XXXX with loss mitigation review in process through foreclosure mediation, hardship due to borrower illness, financials were submitted but are not noted. Trial completed iao $XXXX from Oct XXXX-Mar XXXX. Final docs were rejected for notary error, borrower paid timely while new docs were issued and has remained current post-mod, last contact X/XX/XXXX payment change inquiry.

REASON FOR DEFAULT: Borrower illness

MODIFICATION: Loan has been modified X time: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XX% for XX years, modified P&I $XXXX.XX, matures X/X/XXXX, $X deferred balance.

FORECLOSURE: FC initiated prior to review period was dismissed after modification, case details not provided.

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied.  No property issues noted.

437337869	5/1/2022	3/29/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	PA	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Borrower was unresponsive throughout XXXX delinquency until servicer returned payment Nov XXXX for less than total due. Delinquency was due to excessive obligations, borrower agreed to a X-month repay with $XXXX down and $XXXX from Jan-May XXXX, paid as agreed. Account remains current last X years, last contact X/XX/XXXX for phone payment.

REASON FOR DEFAULT: Excessive obligations.

MODIFICATION: Loan has been modified X times, most recently in XXXX. NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXXX.XX, matures X/X/XXXX, $X deferred balance.

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied.  No property issues noted.

437337872	5/1/2022	4/6/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	OR	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Active foreclosure as of the start of the comments in X/XXXX. Modification approved and boarded X/XX/XXXX. X/XX/XXXX borrower called for status and to confirm how payments were being applied. Borrower unresponsive to collection efforts until XX/XX/XXXX, when RFD was curtailment of income and borrower made X payments to bring the loan current. Loan has been current since. X/X/XXXX borrower called to discuss XXXXX loss mitigation. No loss mitigation package received. Last contact was X/X/XXXX replacing NSF

REASON FOR DEFAULT:   X/XX/XXXX RFD, son was sick.  XX/XX/XXXX RFD curtailment of income.  X/X/XXXX RFD, reduction in income.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X%, modified P&I $X,XXX.XX, matures X/X/XXXX.  No deferred balance.

FORECLOSURE:   Active foreclosure as of the start of the comments in X/XXXX, on hold for loss mitigation.   Foreclosure closed when modification boarded.

 BANKRUPTCY: No BK activity found.

PROPERTY:   Unable to confirm current occupancy.  Loan originated as owner occupied.

437337874	5/1/2022	4/2/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	Yes	XXXXX	XXXXX	NJ	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Co-borrower asked about the short sale process in XX/XXXX, but wanted to discuss retention options in XX/XXXX. Servicer solicited a pre-approved X-month trial mod plan in X/XXXX. Co-borrower accepted the offer that month, and confirmed servicer receipt of a trial payment in X/XXXX. Modification was completed in X/XXXX. Co-borrower asked about late fees in XX/XXXX. No further contact. Co-borrower usually pays through the website.

REASON FOR DEFAULT:  Borrower death

MODIFICATION: Loan has been modified X times, most recently in XXXX. NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX at X% for XX years, modified P&I $XXX.XX, matures X/X/XXXX.  Deferred balance iao $XXX,XXX.XX is not eligible for forgiveness.

FORECLOSURE:  Timeline not provided prior to X/XXXX; action was contested. Contested matter was marked resolved X/XX/XXXX; details were not provided. Default sent for filing XX/X/XXXX, entered X/XX/XXXX. Loss mit hold X/X/XXXX. Modification was completed in X/XXXX. Motion to dismiss granted X/XX/XXXX.

BANKRUPTCY:  No BK activity found

PROPERTY: Owner occupied. No mention of property condition.
437337875	5/1/2022	4/4/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	OR	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Loan in BK until X/XXXX, minimal contact with borrower, minimal contact with borrower prior to that. LOA for law office received in X/XXXX, and loan was flagged as litigated. Borrower has made regular payments since reinstatement in XX/XXXX. Last contact with borrower was X/XX/XXXX, inquired about escrow analysis.

REASON FOR DEFAULT: Unknown

MODIFICATION: HAMP MOD, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for five years, modified P&I $X,XXX.XX, matures X/X/XXXX. No deferred balance.

FORECLOSURE: FC referred in X/XXXX, put on hold when relief was vacated in BK, and subsequently dismissed in XX/XXXX after loan was reinstated and removed from BK.

BANKRUPTCY: BKXX filed in XXXX. MFR granted in X/XXXX, borrower filed motion to vacate relief and obtain an agreed order in X/XXXX, motion granted; notice of final cure received in X/XXXX, BK discharged in X/XXXX.

PROPERTY: No indication of property damage, subject is owner occupied.

437337880	5/1/2022	4/1/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	NC	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Borrower reinstated the account in X/XXXX to stop a foreclosure sale, then stopped paying and didn't have contact with servicer. Borrower wanted to send in a partial reinstatement in XX/XXXX, but servicer declined without any approved loss mitigation. Borrower reported a hardship in XX/XXXX, but was unable to pay. Servicer approved a repay plan in X/XXXX, which borrower accepted. Borrower verified insurance coverage in X/XXXX, and confirmed the payment amount in X/XXXX. No contact again until X/XXXX, when borrower asked servicer to apply extra funds to principal instead of fees. Servicer corrected payment application in X/XXXX and X/XXXX. NSF payments in X/XXXX were reinstated later that month. No further contact.

REASON FOR DEFAULT:  XXXX: excessive obligations, borrower unemployment. XXXX: Borrower had been out of the country and could not re-enter due to XXXXX restrictions

MODIFICATION: Loan has been modified X time, in XXXX. NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X% for XX years, modified P&I $XXX.XX, matures XX/X/XXXX. No deferred amounts noted.

FORECLOSURE:  Referred XX/XX/XXXX. Notice of Hearing XX/XX/XXXX (first legal), sale scheduled for X/XX/XXXX. Borrower posted a bond at the sale and contested the action; loan moved to litigation. XXXXX moratorium hold X/XX/XXXX. Borrower accepted a repay plan. Motion to dismiss filed X/X/XXXX, granted XX/X/XXXX.

BANKRUPTCY:  Chapter XX filed X/XX/XXXX; resolution unknown

PROPERTY: Owner occupied. No mention of property condition.
437337882	5/1/2022	4/30/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	NJ	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Prior loan mod noted from XXXX. Borrower was XX+ days delinquent in XXXX due to excessive obligations. Loan was brought current X/XXXX and has been paid as agreed over the last XX months. Servicer has had limited contact with the borrower with last contact X/X/XXXX regarding loss mit assistance. NSF noted X/XXXX with borrower making up payment the same month.

REASON FOR DEFAULT: Excessive obligations.

MODIFICATION: HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX at X% for XX years, modified P&I $XXXX.XX, matures/expires XX/X/XXXX.  Deferred balance iao $XXX,XXX.XX of which $XXX,XXX.XX is eligible for forgiveness over X years based on borrower performance.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Unable to verify property occupancy with comments provided. No damages noted.
437337889	5/1/2022	4/28/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	NC	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins X/X/XXXX. Prior loan mod booked X/X/XXXX; details of workout not provided. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Borrower advised X/XX/XXXX to continue to make payments to trustee due to BK. Borrower requested interest paid X/XX/XXXX. Borrower stated X/XX/XXXX should be discharged from BK. Borrower inquired about escrow overage X/XX/XXXX. Borrower inquired about property inspection X/XX/XXXX. Last contact XX/XX/XXXX borrower inquired about maturity date/possible refinance.

REASON FOR DEFAULT: Hardship not provided.

MODIFICATION: Per seller data, loan was modified X/X/XXXX.  Agreement unavailable for review; unable to confirm terms.

FORECLOSURE: Loan noted to be in FC prior to stay of BK; referral date unknown. XXXXX-XX FC hold placed X/XX/XXXX.  Motion to Dismiss granted X/XX/XXXX.

BANKRUPTCY: Loan noted to be in BKXX at start of history; details of filing not provided. BKXX discharged X/X/XXXX.

PROPERTY: Property is owner-occupied. Loss draft claim noted X/X/XXXX for $X,XXX.XX; date of loss X/X/XXXX; check dated XX/XX/XXXX due to roof damage. Repairs confirmed XXX% X/X/XXXX; funds endorsed/released to borrower.X/XX/XXXX.

437337892	6/1/2022	4/30/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	NH	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Borrower accepted a pre-approved trial mod iao $XXXX from Nov XXXX-April XXXX, plan completed and mod booked in April XXXX, no hardship or financials are documented. Account remains current last X years with no ongoing contact. Last contact X/XX/XXXX for phone payment.

REASON FOR DEFAULT: Unknown

MODIFICATION: Loan has been modified X times, most recently in XXXX. NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X.XX% for XX years, modified P&I $XXX.XX, matures X/X/XXXX. $XXX.XXX.XX deferred balance is not eligible for forgiveness.

FORECLOSURE: FC initiated prior to review period was dismissed after modification, no case details provided.

BANKRUPTCY: BKXX filed on unknown date in XXXX to prevent foreclosure sale. Objection to plan filed X/X/XXXX for insufficient arrears, relief requested X/XX/XXXX. MFR was withdrawn after servicer discovered that a prior mod approved by BK court in XXXX was never applied to the loan by any prior servicer.  case dismissed XX/XX/XXXX.

PROPERTY: Property is owner occupied.  No property issues noted.

437337895	5/1/2022	4/1/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	HI	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Borrower made a phone payment in X/XXXX and X/XXXX. Borrower accepted a repay plan in X/XXXX but defaulted two months later. Borrower had NSF payments in XX/XXXX and X/XXXX. Borrower wanted to use a tax refund as a repay plan down payment in X/XXXX; servicer offered a X-month plan. Plan was extended an additional three months in X/XXXX due to XXXXX; plan payment amounts were also increased. Repay plan was cancelled in X/XXXX after an NSF payment. Borrower reinstated in X/XXXX and has since remained current. Borrower requested website assistance in X/XXXX. NSF payment in X/XXXX. Borrower cancelled auto-draft payments in X/XXXX. Last contact was X/XX/XXXX when borrower cancelled a scheduled payment due to fraud on bank account.

REASON FOR DEFAULT:  XXXX: Medical expenses for father, death of mother and funeral expenses, borrower unemployment due to illness. XXXX: Spouse injury and medical bills, spouse not paid due to XXXXX

MODIFICATION: Loan has been modified X time, in XXXX. NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X% for XX years, modified P&I $X,XXX.XX, matures X/X/XXXX.  Deferred balance iao $XXX,XXX.XX is not eligible for forgiveness.

FORECLOSURE:  No FC activity found

BANKRUPTCY:  No BK activity found

PROPERTY: Owner occupied. No mention of property condition.
437337896	5/1/2022	4/6/2022	CURR	XXXXX	XXXXX	Yes	XXXXX	XXXXX	ME	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower. Skip trace efforts noted X/XX/XXXX. Servicer confirmed receipt of borrower workout financials X/XX/XXXX. Xrd party indicated X/XX/XXXX death of borrower; executor or estates (daughter). Xrd party inquired about Mod X/XX/XXXX. X-month Stip to Mod offered XX/XX/XXXX for $XXX from X/X/XXXX to X/X/XXXX. Loan Mod booked X/XX/XXXX. Borrower inquired about someone taking photos of home XX/X/XXXX. Skip trace efforts again noted X/X/XXXX.

REASON FOR DEFAULT: Borrower death.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X%, modified P&I $XXX.XX, matures X/X/XXXX.  Deferred balance iao $XX,XXX.XX which is not eligible for forgiveness.

FORECLOSURE: Loan noted to be in FC at start of history; referral date unknown.  Legal notes X/XX/XXXX preparing complaint.  Legal notes X/X/XXXX both prior FC actions dismissed without prejudice. Complaint filed X/XX/XXXX.  Service completed X/XX/XXXX.  Pretrial hearing completed XX/X/XXXX; judgment hearing date adjourned to X/XX/XXXX.  Loss mitigation hold placed XX/X/XXXX.  Motion to Continue granted due to active trail period X/X/XXXX.  XXXXX-XX FC hold placed X/XX/XXXX. FC action closed/billed after Mod workout booked X/XX/XXXX.  Motion to Dismiss filed X/X/XXXX; granted X/XX/XXXX.

BANKRUPTCY: No BK activity found.

PROPERTY: Property is non owner-occupied.  No property damage noted.

TITLE ISSUES: Borrower is deceased, estate conveyed to heirs in XXXX.

437337899	5/1/2022	4/12/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	GA	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Borrower hardship noted XX/XX/XXXX excessive obligations due to surgery. Borrower called XX/XX/XXXX to confirm Mod packet received. Stip to Mod approved XX/XX/XXXX for $XXX.XX starting X/X/XXXX. Borrower noted to be on fixed income X/XX/XXXX. Borrower stated X/XX/XXXX impacted by XXXXX. Stip to Mod again X/XX/XXXX for $XXX.XX for X-months starting XX/X/XXXX. Stip confirmed completed X/X/XXXX. Loan Mod booked X/XX/XXXX. Borrower discussed escrow shortage X/XX/XXXX. Borrower inquired about new payment amount X/XX/XXXX. Last borrow contact X/X/XXXX.

REASON FOR DEFAULT: Borrower illness. Curtailment of income.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X.X%, modified P&I $XXX.XX, matures X/X/XXXX.  Deferred balance iao $XX,XXX.XX which is not eligible for forgiveness.

FORECLOSURE: Loan noted to be in FC prior to stay by BK; referral date unknown.  FC sale scheduled for X/X/XXXX.  Loss mitigation hold placed XX/X/XXXX.  XXXXX-XX FC hold placed X/XX/XXXX. FC action closed/billed X/XX/XXXX due to Mod booked.

BANKRUPTCY: Loan noted to be in BKXX at start of history; details of filing not provided. BK discharged XX/XX/XXXX.

PROPERTY: Property is owner-occupied. No property damage noted.

TITLE ISSUES: Title issue noted XX/XX/XXXX due to legal description; the fence located on Lot X subject lot encumbered by the SD recorded; encroaches on Lot X which was conveyed to the borrower after the SD.  No indication title claim has been filed or title issue has been resolved.

437337906	6/1/2022	4/28/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	MA	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Contact history begins X/XXXX. No loss mit activity. Minimal contact is noted; borrower called on XX/XX/XX to follow up on payment and was advised to speak with the BK department. Loan is paid ahead.

REASON FOR DEFAULT: Unknown.

MODIFICATION: HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X% for X years, modified P&I $X,XXX, matures/expires XXXX. Deferred balance iao $XXX,XXX of which $X is eligible for forgiveness.

FORECLOSURE: It appears that file was in FC on hold for BK when history began in X/XXXX; referral date not provided. FC stopped in X/XXXX due to reinstatement.

BANKRUPTCY: Loan was in BKXX when history began in X/XXXX; filing date not provided. MFR was referred to attorney on XX/XX/XXXX. Notice of final cure was referred to attorney on X/XX/XXXX and notice of payment change was referred on X/XX/XXXX. It appears that BK was discharged on X/XX/XXXX. Notice of post petition fees was filed on X/X/XXXX. BK file closed X/XX/XXXX.

PROPERTY: No property issues found. Property verified as owner occupied in X/XXXX.

TITLE ISSUES: Water/Sewer lien was identified in XXXX. Tax payment was made and it was confirmed on X/XX/XXXX that the payment iao $XXX reached the tax office and lien redeemed. X/XX/XXXX Current search does not identify any liens.
437337910	5/1/2022	4/15/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	RI	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: No phone contact with borrower. Door knocker made contact with borrower's son-in-law in X/XXXX, and was unable to make contact with any party in X/XXXX. Borrower submitted an incomplete mod package through the RI housing authority in XX/XXXX, and authorized the third party on the account. Modification was denied in XX/XXXX for an incomplete application. Door knocker was unable to reach borrower in X/XXXX despite three separate attempts. Borrower requested a reinstatement quote in X/XXXX, and requested a XXXX statement in X/XXXX. Borrower reinstated the account in X/XXXX, but was short one payment. Borrower disputed the payment application in X/XXXX; servicer reversed funds applied to corporate advances, and loan reinstated in X/XXXX. No further contact. Borrower has since remained current, and usually pays through the website.

REASON FOR DEFAULT:  Excessive obligations

MODIFICATION: Loan has been modified X time, in XXXX. NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XXX% for XX years, modified P&I $XXX.XX, matures X/X/XXXX.  Deferred balance iao $XX,XXX.XX is not eligible for forgiveness.

FORECLOSURE:  Referred X/XX/XXXX. Complaint filed X/X/XXXX. XXXXX moratorium hold X/XX/XXXX. Borrower reinstated in X/XXXX. Motion to dismiss filed X/X/XXXX, granted X/X/XXXX.

BANKRUPTCY:  No BK activity found

PROPERTY: Owner occupied. No mention of property condition.
437337911	5/1/2022	4/15/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	PA	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Borrower promised to pay online in XX/XXXX, and verified servicer would pay property taxes. No further contact. An NSF payment in XX/XXXX was reinstated later that month. Borrower has remained current for the past three years, and usually pays through the website.

REASON FOR DEFAULT:  No default

MODIFICATION: Loan has been modified X time, in XXXX. NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $X,XXX.XX, matures X/X/XXXX. No deferred amounts noted.

FORECLOSURE:  No FC activity found

BANKRUPTCY:  No BK activity found

PROPERTY: Owner occupied. No mention of property condition.
437337917	4/25/2022	4/19/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	FL	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Borrower usually pays through the website. No contact with borrower in review period.

REASON FOR DEFAULT:  Unknown

MODIFICATION: Loan has been modified X time, in XXXX. TEMP MOD EXPIRED, first pay due X/XX/XXXX, modified balance $XX,XXX.XX at X% for X years, modified P&I $XX.XX, expired X/XX/XXXX, matures X/XX/XXXX.  Deferred balance iao $XX,XXX.XX is not eligible for forgiveness.

FORECLOSURE:  No FC activity found

BANKRUPTCY:  No BK activity found

PROPERTY: Owner occupied. No mention of property condition.
437337922	5/1/2022	4/29/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	FL	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Loan in active FC in X/XXXX, borrower submitted workout package in X/XXXX and FC on LM hold. No RFD captured. Put on trial plan for X months beginning XX/XXXX and it was completed in X/XXXX. Mod was completed with first mod pmt due X/X/XXXX, some mix-up with mod docs and comments don't note it was completed until X/XX/XXXX. Borrower made X pmts in X/XXXX. Little contact with borrower but on X/XX/XXXX she said RFD was because she retired and had big reduction in income. Loan has been current since mod was completed.

REASON FOR DEFAULT:  Income reduction after retirement

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XXX% for XX years, modified P&I $XXXX.XX, matures X/X/XXXX. No deferred amount.

FORECLOSURE:  Referred to FC prior to X/XXXX, complaint filing date unknown but service completed X/X/XXXX. Title clear X/XX/XXXX. Put on LM hold X/X/XXXX. FC closed after mod completed.

BANKRUPTCY:  No BK activity found

PROPERTY:  Owner occupied. Property in XXXXXdisaster XX/X/XXXX, no indication subject was impacted.

437337924	5/1/2022	4/6/2022	CURR	XXXXX	XXXXX	Yes	XXXXX	XXXXX	IL	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: X/X/XXXX loss job in X/XXXX and starting new one on X/XX/XXXX, no commitment to pay. X/XX/XXXX promised May payment in June, promise kept. X/XX/XXXX did not qualify for repayment plan and agreed to submit loss mitigation package. Incomplete package received X/XX/XXXX. Complete package received XX/X/XXXX. XX/XX/XXXX modification denied. Borrower appealed and stip plan sent to borrower X/XX/XXXX, X payments of $X,XXX.XX.X/XX/XXXX borrower set up June payment for stip plan, advised struggling due to XXXXX, but no details. Borrower completed stip payments and loan modification was boarded XX/X/XXXX. Borrower made Xst X payments after the modification, but after grace period. X month XXXXX FB approved XX/XX/XXXX. Incomplete loss mitigation package received X/X/XXXX. Payments are being made by heirs, no death certificate, will or intent received. Last contact was X/X/XXXX, making payment.

REASON FOR DEFAULT: XX/XX/XXXX borrower being reviewed for loss mitigation but unemployed.  X/XX/XXXX RFD was had to have surgery.    XX/XX/XXXX RFD, work affected by XXXXX.  X/XX/XXXX borrower on disability, unable to work due to medical condition and XXXXX.  X/XX/XXXX Xrd party advised borrower deceased.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X%, modified P&I $XXX.XX, matures X/X/XXXX.  Deferred balance iao $X,XXX.XX is not eligible for forgiveness.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found

PROPERTY:   Unable to confirm current occupancy.   Borrower is deceased.   Loan was originated as owner occupied.

TITLE ISSUES: Borrower is deceased. Estate deeded to heirs in XXXX.

437337930	4/29/2022	3/29/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	AL	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Borrower confirmed post petition due date on account in X/XXXX. In X/XXXX, borrower confirmed a balloon payment of $XXk was due in X/XXXX, as maturity date was X/XX/XXXX. In X/XXXX, servicer recommended refinance or loss mitigation options to resolve pending loan maturity. Borrower applied for mod assistance in X/XXXX, and servicer approved a X-month trial mod plan in X/XXXX. Borrower accepted the offer, and verified plan completion in XX/XXXX. Borrower executed the mod agreement in XX/XXXX, then called each month to check on BK court mod approval until BK discharged in X/XXXX. Last contact was XX/XX/XXXX; borrower requested a copy of the mod agreement.

REASON FOR DEFAULT:  Unknown

MODIFICATION: Loan has been modified X time, in XXXX. NON-HAMP, first pay due XX/XX/XXXX, modified balance $XX,XXX.XX at X% for XX years, modified P&I $XXX.XX, matures XX/XX/XXXX. No deferred amounts noted.

FORECLOSURE:  No FC activity found

BANKRUPTCY:  X) Chapter XX filed in XXXX (date unknown). An agreed order was active in X/XXXX. Motion to approve modification filed X/X/XXXX, denied X/X/XXXX due to error in filing by debtor's attorney. Case discharged X/XX/XXXX; judges order opined court approval to mod was not required. X) Chapter XX filed XX/XX/XXXX, resolution unknown. X) Chapter XX filed in XXXX, converted to chapter X X/XX/XXXX, discharged; reaffirmation signed X/X/XXXX.

PROPERTY: Owner occupied. No mention of property condition.

437337936	5/1/2022	4/15/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	MD	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Last contact XX/XX/XXXX with the borrower inquiring about the credit bureau reporting. No contact with the borrower since XX/XXXX as the loan has been current. The borrower was self-employed in XXXX with no pay for X months.

REASON FOR DEFAULT: The Reason for Default for the previous delinquency was curtailment of income.

MODIFICATION: Loan Modification is missing.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: No property issues noted.

437337939	5/1/2022	4/26/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	FL	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Account is discharged from BK at the end of XXXX. Numerous notes are recorded regarding an escrow shortage dispute. Borrower feels an incorrect escrow amount was charged during BK. Per notes on X/XXXX amount is due to force placed insurance that was on the account. X/XXXX Borrower is disputing credit bureau reporting. X/XXXX Borrower is disputing a claim denial. X/XXXX Loss mit options are being discussed, account not eligible for XXXXX FB. Borrower has not been very cooperative with regular disputes and complaints noted. The most recent contact was on X/XX/XXXX to make payment arrangements.

REASON FOR DEFAULT: X/XXXX XXXXX-XX. X/XXXX illness of mortgagor. X/XXXX Illness of family member.

MODIFICATION: Seller data shows a mod was completed in X/X/XXXX, however, no mod docs for this date were found in the file. A BK cramdown doc in file dated XX/XX/XXXX shows due date was adjusted to X/XXXX, UPB was adjusted to $XX,XXX, and maturity was adjusted to X/X/XXXX all other terms left unchanged.

FORECLOSURE: No FC activity found.

BANKRUPTCY: Per notes on X/XXXX, borrower was discharged from BK on X/XX/XXXX (case# and filing date not found). Notes on XX/XXXX reference a BK cramdown.

PROPERTY: Per seller data original occupancy is primary. No recent notes found specifying current occupancy. X/X/XXXX Borrower calls in wanting to file a claim for wind damages. X/XXXX Notes infer that claim was denied. Current repair status is unknown.

437337950	11/1/2022	4/14/2022	BK13	XXXXX	XXXXX	No	XXXXX	XXXXX	FL	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Borrower applied for mod assistance in X/XXXX. Servicer approved a X-month trial mod plan in X/XXXX. Modification was executed by borrower in X/XXXX. Servicer called borrower in error in X/XXXX; active bankruptcy case. Borrower asked servicer to re-issue an expired escrow refund check in X/XXXX.

REASON FOR DEFAULT:  Unknown

MODIFICATION: Loan has been modified X time, in XXXX. NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X% for XX years, modified P&I $XXX.XX, matures X/X/XXXX. No deferred amounts noted.

FORECLOSURE:  Timeline was not provided; ; case was in open settlement conferences in X/XXXX. Stayed by BK filing. Loss mit hold X/X/XXXX, and XXXXX moratorium hold X/XX/XXXX. Motion to vacate final judgment and dismiss action without prejudice filed in X/XXXX

BANKRUPTCY:  X) Chapter XX filed XX/XX/XXXX. Case was dismissed X/XX/XXXX, and then later reinstated (date unknown). Full timeline prior to X/XXXX was not provided. Plan confirmed XX/XX/XXXX. Motion to allow modification filed X/XX/XXXX, court approved X/XX/XXXX. Case remains active. X) Prior chapter XX filed in XXXX (date unknown); dismissed X/XX/XXXX.

PROPERTY: Unknown occupancy. No mention of property condition.

OTHER: Servicer has applied funds to both pre- and post-petition payments; end due dates reflect post-petition due dates.
437337952	5/1/2022	4/9/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	PR	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Last borrower contact XX/XX/XXXX when borrower inquired about web access. No Loss Mit activity since loan modified X/XXXX. Borrower was on a Stip to Mod X month plan iao $XXX.XX per month from X/X/XXXX to X/XX/XXXX. Comments on X/XX/XXXX indicated Mod terms as UPB- $XXX,XXX at X.XX% IR, $XXX.XX P&I, Fixed rate with Xst payment due X/X/XXXX. Most comments are typed in XXXXX and the only Mod document found in the file is XXX. UTD this is the correct Mod document.
REASON FOR DEFAULT: RFD was last noted on X/XX/XXXX as curtailment of income.
MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X.XX% for XX years, modified P&I $XXX.XX, maturesXXXX.  Deferred balance iao $X.
FORECLOSURE: Comments started X/XX/XXXX with loan active FC. The referral date is unknown. Service completed X/XX/XXXX then loan placed on Loss Mit hold X/XX/XXXX and XXXXX-XX hold X/XX/XXXX. FC workstation closed XX/XX/XXXX since Mod already in process.
BANKRUPTCY: No BK activity found.
PROPERTY: Current occupancy status was last noted as owner occupied on X/X/XXXX. Property condition was not provided.

437337961	5/1/2022	4/4/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	NJ	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Borrower asked about an escrow shortage in X/XXXX, and verified the property township in X/XXXX. Door knocker made contact in XX/XXXX. Servicer solicited a pre-approved X-month trial mod plan in X/XXXX; borrower accepted that month. Borrower confirmed a plan payment had been mailed in X/XXXX. Borrower asked about possible XXXXX assistance in X/XXXX, but was not eligible due to a pre-existing hardship/default. Borrower verified plan status in X/XXXX. Modification was completed in X/XXXX. Borrower asked about an escrow shortage in X/XXXX and in XX/XXXX; borrower was also advised to apply for tax exemptions to adjust the shortage amount. Borrower received an escrow refund in X/XXXX and in X/XXXX. Last contact was a phone payment in X/XXXX.

REASON FOR DEFAULT:  Unknown

MODIFICATION: Loan has been modified X times, most recently in XXXX. NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X% for XX years, modified P&I $XXX.XX, matures X/X/XXXX.  Deferred balance iao $XX,XXX.XX is not eligible for forgiveness.

FORECLOSURE:  Referred XX/XX/XXXX. Complaint filed XX/XX/XXXX. Service completed XX/XX/XXXX, answer period expired X/X/XXXX. Loss mit hold X/XX/XXXX. Modification completed in X/XXXX. XXXXX moratorium hold X/XX/XXXX. Motion to dismiss filed X/XX/XXXX

BANKRUPTCY:  No BK activity found

PROPERTY: Unknown occupancy. No mention of property condition.

TITLE ISSUES: Prior unreleased judgment. Title claim filed XX/XX/XXXX. Indemnification issued XX/XX/XXXX.
437337967	5/1/2022	4/29/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	MD	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Last contact XX/XX/XXXX with the borrower calling to notify the servicer that the insurance company had changed. The borrower was on a repayment plan from XX/XXXX to XX/XXXX.

REASON FOR DEFAULT: The last reason for default in XXXX was curtailment of income.

MODIFICATION: N/A

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: The property is owner occupied. No property issues noted.

437337971	5/1/2022	4/13/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	PA	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Servicer confirmed receipt of Mod financial packet X/X/XXXX, however incomplete. Xrd party advised of missing financials XX/XX/XXXX. Servicer approved Stip to Mod XX/X/XXXX for $X,XXX from XX/X/XXXX to X/X/XXXX. Borrower called X/XX/XXXX to confirm status. Borrower inquired about final Mod docs; unable to get notary. Mod workout booked X/XX/XXXX. Last contact X/X/XXXX borrower requested online assistance.

REASON FOR DEFAULT: Hardship not provided.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X%, modified P&I $XXX.XX, matures XX/X/XXXX.  Deferred balance iao $X.XX.

FORECLOSURE: Loan noted to be in FC at start of history; referral date unknown.  Service completed X/XX/XXXX.  Non-contested mediation hearing date completed X/X/XXXX; court continued to XX/X/XXXX.  Loss mitigation hold placed XX/XX/XXXX.  Mediation hearing rescheduled for XX/X/XXXX; continued to X/XX/XXXX and again X/XX/XXXX.  XXXXX-XX FC hold placed X/XX/XXXX. FC action closed/billed after Mod workout completed X/XX/XXXX.  Motion to Dismiss granted X/XX/XXXX.

BANKRUPTCY: No BK activity found.

PROPERTY: Property is owner-occupied. No property damage noted.

437337975	5/1/2022	4/13/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	NJ	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Loan has been current since X/XXXX. X/X/XXXX discussed loss mitigation options. Borrower promised to bring loan current in next X to X months, which was kept. X/XX/XXXX XXXXX FB approved for X months, ending X/X/XXXX. borrower continued to make payments. Last contact with borrower was X/XX/XXXX, making on-line payment.

REASON FOR DEFAULT:  X/X/XXXX borrower unemployed due to XXXXX.

MODIFICATION: Missing.  Per seller data loan was modified in XXXX.  Prior mod from XXXX does not match current servicing terms.

FORECLOSURE:   No evidence of foreclosure.

BANKRUPTCY:   No evidence of BK.

PROPERTY:   Unable to confirm current occupancy.   Loan originated as owner occupied purchase money.

437337985	11/1/2022	4/21/2022	BK13	XXXXX	XXXXX	No	XXXXX	XXXXX	NY	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Debtor in BK is ex spouse of borrower, who was awarded the subject in the divorce. There is no right party contact throughout review period noted, all communication is offline through attorneys due to contested legal proceedings. Account is paid ahead for the last XX+ months.

REASON FOR DEFAULT: Unknown

MODIFICATION: BK mod, first pay due X/X/XXXX, modified balance $XXX,XXX at X% for XX months with amortization of XX years, modified P&I $XXX.XX, matures X/XX/XXXX, $X deferred balance. Balloon payment of $XXX,XXX.XX due at maturity.

FORECLOSURE: FC initiated prior to review period was stayed by BK prior to judgment entry, case details unknown.

BANKRUPTCY: BKXX filed X/XXXXXX, prior servicer objected to cramdown proposal but did not file a POC prior to the bar date. Debtor filed objection to the POC, adversary proceedings were settled by order entered X/XX/XXXX stipulating value of $XXX,XXX and arrears of $XX,XXX.XX. XX-month plan confirmed X/XX/XXXX affirming terms of Settlement Order for arrearage paid by trustee and cramdown mod paid by debtor, account to be non-escrowed. Short payoff of $XXXK was approved if balance was paid within XXX days.

PROPERTY: Borrower's BK attorney noted in XXXX that the subject is not a residence, and is used as a daycare. No property issues noted.

TITLE ISSUES: There is a subordinate mortgage in favor of HUD dated X/XX/XXXX iao $XX,XXX, likely a partial claim.

437337987	5/1/2022	4/15/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	MA	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: X/X/XXXX door knock was first contact, borrower stated obtaining a personal loan to bring loan current, no RFD. Incomplete loss mitigation package received X/X/XXXX, borrower never supplied missing documentation. Incomplete loss mitigation package received X/XX/XXXX, complete package received X/XX/XXXX. Stip plan approved with no down payment and X payments of $X,XXX.XX beginning X/X/XXXX. Plan payments made. Boarding of modification delayed due to signing documents incomplete. Complete documents received and modification boarded XX/XX/XXXX. Last contact with borrower was X/XX/XXXX making payment.

REASON FOR DEFAULT:   No RFD provided.

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X.XX%, modified P&I $X,XXX.XX, matures X/X/XXXX.  No deferred balance.

FORECLOSURE:   Referred to attorney XX/XX/XXXX.  Foreclosure closed when modification was boarded.

 BANKRUPTCY: No BK activity found.

PROPERTY: Unable to confirm current occupancy. Loan originated as owner occupied refinance.
437337990	5/1/2022	4/13/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	ME	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Account was chronic delinquent starting Sep XXXX due to unemployment, borrower in contact but declined to discuss loss mitigation until agreement to informal repay plan iao $X,XXX.XX from Feb-April XXXX. Plan failed Mar XXXX and borrower requested XXXXX assistance May XXXX. FB approved June-Aug XXXX, borrower reinstated Aug XXXX. Account is performing since reinstatement of X payments Dec XXXX with no further hardship or collection activity. Last contact XX/XX/XXXX refinance inquiry.

REASON FOR DEFAULT: Borrower unemployment

MODIFICATION: Loan has been modified X times, most recently in XXXX. NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X.XXX% for XX years, modified P&I $XXX.XX, matures XX/X/XXXX, $X deferred balance.

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied.  No property issues noted.

437337991	5/1/2022	4/8/2022	BK13	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	MD	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Borrowers divorced in XXXX, primaryborrower executed quitclaim to co-borrower and no longer contributes. Co-borrower accepted a pre-approved trial plan iao $XXXX from July-Dec XXXX, no hardship or financials provided. Plan was paid timely and borrower continued monthly payments Jan-April XXXX while court approval was pending. Servicer misapplied funds to pre-mod terms in April XXXX, reversed and corrected July XXXX but she was making short payments May-July XXXX due to incorrect payment change notice. Issue was resolved Mar XXXX and account remains current, last contact XX/XX/XXXX to request a payoff statement.

REASON FOR DEFAULT: Divorce

MODIFICATION: Loan has been modified X times, most recently in XXXX. NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXXX.XX, matures X/X/XXXX, $X deferred balance.

FORECLOSURE: Foreclosure initiated prior to review period was dismissed after modification, case details not provided.

BANKRUPTCY: BKXX filed X/X/XXXX by co-borrower, objection to plan filed X/X/XXXX, case dismissed XX/XX/XXXX. Court vacated the dismissal and approved the loan mod, plan confirmed X/XX/XXXX. Amended POC filed X/X/XXXX with $X arrears; due X/X/XXXX post petition. primaryborrower filed a separate BKXX on X/XX/XXXX, case dismissed X/XX/XXXX.

PROPERTY: Property is owner occupied.  No property issues noted.

437337992	5/1/2022	4/4/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	MD	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: No contact until borrower reported a XXXXX hardship in X/XXXX. Servicer approved a X-month forbearance plan in X/XXXX, expired X/XXXX. Borrower confirmed hardship was ongoing in XX/XXXX; servicer advised borrower to submit an application for assistance. Borrower confirmed hardship was ongoing, but said he could resume payments in X/XXXX; borrower was unable to reinstate arrears. Servicer completed a X-month deferral that month to reinstate account. Borrower made a phone payment in X/XXXX; no further contact. Subsequent payments were made through the website.

REASON FOR DEFAULT:  XXXX: unknown. XXXX: XXXXX impact-reduced income

MODIFICATION: Loan has been modified X time, in XXXX. NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX at X.XX% for XX years, modified P&I $XXX.XX, matures X/X/XXXX.  Deferred balance iao $XXX,XXX.XX is not eligible for forgiveness.

FORECLOSURE:  No FC activity found

BANKRUPTCY:  No BK activity found

PROPERTY: Unknown occupancy. No mention of property condition.
437337993	5/1/2022	4/15/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	FL	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Loan was rolling XX-XX days delinquent in XXXX/XXXX but was current by X/XXXX and has been current since then. Hardship letter in XXXX says RFD was divorce, father had XXXXX, has disabled child. On RPP from X/XXXX to X/XXXX. In XX/XXXX RFD was borrower illness and medical expenses. Borrower made payment in X/XXXX that was posted to principal but in X/XXXX payments were reversed in order to use that prin payment toward regular payments.
REASON FOR DEFAULT:  Borrower illness, Family illness, divorce
MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XXX% for remaining term years, modified P&I $XXXX.XX, matures XX/X/XXXX. No deferred amount.
FORECLOSURE:  No FC activity found
BANKRUPTCY:  No BK activity found
PROPERTY:  Owner occupied per inspections. Borrower had loss drafts in mid XXXX, net claim $XX,XXX per comments. Repairs were monitored and final inspection confirmed XXX% complete, funds released.

437337994	6/1/2022	4/28/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	CT	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Borrower verified a pending foreclosure sale date in XX/XXXX. Borrower confirmed income had increased in X/XXXX, and requested a mod application. Borrower applied for assistance in XX/XXXX; servicer approved a X-month trial mod plan that month. Borrower made monthly trial payments through phone pay. Modification was completed in X/XXXX. Borrower asked about an escrow shortage in X/XXXX, and made a phone payment in X/XXXX. Monthly phone payments have continued; last contact was a phone payment on X/XX/XXXX.

REASON FOR DEFAULT:  XXXX: income curtailment. XXXX: borrower approved for disability, prior unemployment

MODIFICATION: Loan has been modified X time, in XXXX. NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X% for XX years, modified P&I $X,XXX.XX, matures X/X/XXXX.  Deferred balance iao $XX,XXX.XX is not eligible for forgiveness.

FORECLOSURE:  Timeline was not provided. A foreclosure sale was stayed by BK filing in X/XXXX. BK hold removed X/XX/XXXX, sale scheduled for XX/X/XXXX. Court granted defendant requested to postpone to X/XX/XXXX; borrower filed BK the day prior to sale. BK hold removed X/X/XXXX. XXXXX moratorium hold X/XX/XXXX. Modification completed in X/XXXX. Motion to dismiss filed X/X/XXXX, granted X/X/XXXX.

BANKRUPTCY:  X) Chapter XX filed X/XX/XXXX, dismissed X/XX/XXXX. X) Chapter X filed X/XX/XXXX, but stay was not valid as debtor had two prior BKs pending with the X-year period prior to the filing of the current BK. X) Chapter X filed X/X/XXXX, dismissed X/XX/XXXX. X) Chapter XX filed X/XX/XXXX, dismissed XX/XX/XXXX.

PROPERTY: Unknown occupancy. No mention of property condition.
437338002	5/1/2022	4/11/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	NY	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Contested foreclosure from the start of comments. Blind modification sent to borrower X/X/XXXX. Borrower returned signed modification documents on XX/XX/XXXX and modification boarded XX/XX/XXXX. First contact with borrower after modification was X/XX/XXXX. RFD was unemployment, no commitment to pay. X/XX/XXXX borrower promised to bring loan current by month end, which was kept and loan has been current since. Last contact with borrower was X/XX/XXXX, making payment.

REASON FOR DEFAULT:    X/XX/XXXX, RFD unemployment.

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $X,XXX.XX, matures/expires X/X/XXXX.  No deferred balance.  Loan has been modified X times.

FORECLOSURE: Contested foreclosure as of start of comments on X/XX/XXXX.  Motion for SumXXXXXJudgment filed X/X/XXXX.  Foreclosure dismissed when modification boarded.   Settlement agreement signed as part of the modification.

BANKRUPTCY: No BK activity found.

PROPERTY:   Unable to confirm current occupancy.  Loan originated as owner occupied.

437338005	5/1/2022	3/29/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	MA	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Modification was completed in X/XXXX. Borrower made one payment, then defaulted. Borrower declined a repay plan in XX/XXXX, and verified the reinstatement amount in XX/XXXX. Borrower accepted a X-month repay plan in XX/XXXX. Borrower's mother made the monthly plan payments through phone pay; plan was completed in X/XXXX. Borrower defaulted in late XXXX, but began making double payments in X/XXXX, and loan reinstated in X/XXXX; borrower has since remained current. No further contact. Borrower usually pays through the website.

REASON FOR DEFAULT:  XXXX: ongoing unemployment, car repairs. XXXX: XXXXX impact-borrower not working. XXXX: reduced work hours

MODIFICATION: Loan has been modified X times, most recently in XXXX. NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $X,XXX.XX, matures  No deferred amounts noted.

FORECLOSURE:  No FC activity found

BANKRUPTCY:  Chapter XX filed in XXXX (date unknown), dismissed XX/X/XXXX.

PROPERTY: Owner occupied. No mention of property condition.
437338006	6/1/2022	4/27/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	PA	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Borrower was performing under the BK plan with occasional contact for account inquiries. Account has been current since Oct XXXX, last contact X/XX/XXXX for payment made after late charge date.

REASON FOR DEFAULT: Excessive obligations

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXX.XX, matures XX/X/XXXX, $X deferred balance.

FORECLOSURE: No FC activity found

BANKRUPTCY: BKXX filed XX/X/XXXX was discharged X/XX/XXXX. Post-BK audit completed X/XX/XXXX confirmed claim was paid in full.

PROPERTY: Property is owner occupied.  No property issues noted.

437338013	5/1/2022	4/28/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	IL	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Loan modified in XXXX and XXXX. In X/XXXX, ATP explained that RFD was due to unemployment. A repayment plan was broken, borrower explained they no longer had the down payment. Borrower was set up on a new plan in X/XXXX, which was completed, and loan was subsequently modified in X/XXXX. Last contact with borrower was XX/XX/XXXX, borrower called in to make the last trial payment. No contact with borrower since mod.

REASON FOR DEFAULT: Curtailment of income.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X%, modified P&I $X,XXX.XX, matures X/XXXX.  No deferred balance.

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: No indication of property damage.

437338020	5/1/2022	4/5/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	NY	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Prior loan mod granted X/X/XXXX. Loan was due for XX/X/XXXX when loan was referred for FC X/XX/XXXX. No RFD provided in comments. Servicer approved a X month stip to mod, however, the borrower reinstated loan X/XXXX with XX payments and FC was closed. Borrower has been cooperative with the servicer with last contact X/X/XXXX regarding escrow. Servicer had granted XX month payout for escrow shortage, however, the borrower paid the shortage of $XXXX.XX on X/X/XXXX. Loan has been paid as agreed over the last XX months and is current.

REASON FOR DEFAULT: Unknown

MODIFICATION: HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for XXX months, modified P&I $XXXX.XX, matures/expires X/X/XXXX.  Deferred balance iao $XXX,XXX.XX is not eligible for forgiveness and is a balloon due at maturity.  Additional balloon payment of $XXX,XXX.XX due at maturity as loan amortizes over XXX months.

FORECLOSURE: Inactive FC.  FC referral X/XX/XXXX, Complaint filed XX/XX/XXXX, Service Complete XX/XX/XXXX.  FC closed X/XX/XXXX upon reinstatement.

BANKRUPTCY: No BK activity found.

PROPERTY: Unable to verify property occupancy from comments. No damages noted.
437338021	5/1/2022	4/13/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	NJ	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins X/X/XXXX. Prior Mod workout completed XX/X/XXXX; details of workout not provided. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Borrower hardship noted X/XX/XXXX; marital issues and son in college. Borrower stated X/XX/XXXX impacted by XXXXX; working less hours. X-month special FB offered X/XX/XXXX from X/XX/XXXX to X/XX/XXXX. Borrower stated X/XX/XXXX had emergency expense. Borrower requested year end statement X/XX/XXXX. Plan confirmed kept X/XX/XXXX. No recent contact noted with borrower.

REASON FOR DEFAULT: Marital issues. Curtailment of income.

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX modified balance $XXX,XXX.XX at X.XXX%, modified P&I $X,XXX.XX, matures X/X/XXXX.  Deferred balance iao $X.XX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Property is owner-occupied. XXXXXdisaster area XX/XX/XXXX; no indication property was affected.
437338041	5/1/2022	4/30/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	LA	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Borrower was on a trial plan when history began in X/XXXX. Trial plan failed in X/XXXX due to non-performance. Borrower was approved for another repayment plan but plan was broken (in XX/XXXX) due to not paid. Loss mit review was initiated and borrower was approved for a X payment trial mod effective X/X/XX. Trial plan was completed and loan was modified effective X/X/XX. Payment was returned in XX/XXXX due to nsf but borrower was able to replace the payment. Last contact was in XX/XXXX, Borrower's spouse XXXXX stated that they were hit by X XXXXXs as reason for delinquency.
REASON FOR DEFAULT: Hit by X XXXXXs.
MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X% for XX years, modified P&I $XXX, matures/expires XXXX. Deferred balance iao $X of which $X is eligible for forgiveness.
FORECLOSURE: File was referred to FC on XX/X/XXXX. XXXXX-XX placed on X/XX/XXXX. FC stopped in X/XXXX due to modification.
BANKRUPTCY: No BK activity found.
PROPERTY:  Borrower's wife Sandra Fontenot stated on XX/XX/XXXX that they were hit by X XXXXXs but did not provide any details regarding damage or repairs. Property appears to be owner occupied.
TITLE ISSUES: Legal description error was identified in X/XXXX. It appears that an act of correction was filed on XX/XX/XXXX to correct the legal description, however, there are still typographical errors that need to be corrected. Title curative option is to file a title claim. It does not appear that this matter has been resolved. Title hold was closed in X/XXXX noting that if the sheriff denies proceeding with the FC, then they will go back the title insurer and demand curative at that time. File is no longer in FC, proceedings stopped in X/XXXX.

437338042	5/1/2022	4/28/2022	BK13	XXXXX	XXXXX	No	XXXXX	XXXXX	OH	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Documents show borrower Quit Claimed property to Barbara Richardson in XXXX. Loan was in FC since XXXX with borrower defaulting on a stip to mod plan X/XXXX. FC delays noted for Contested matters. The borrower completed a X month stip plan beginning X/X/XXXX and servicer granted a loan mod effective X/X/XXXX. Borrower filed CHXX BK X/XX/XXXX and case remains active. Servicer has had limited contact with the borrower over the last X years with last contact X/XX/XXXX with inbound call requesting payment history. X NSFs noted in the last XX months with borrower making up payment each month.

REASON FOR DEFAULT: Medical issues and income curtailment.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X% for XXX months, modified P&I $XXX.XX, matures/expires XX/X/XXXX.  No deferred balance noted.

FORECLOSURE: Inactive FC.  Prior FC referred in XXXX, however, unable to verify referral date.  FC closed XX/X/XXXX after servicer granted loan mod.

BANKRUPTCY: Active CHXX BK filed X/XX/XXXX, POC filed X/XX/XXXX with secured amount $XX,XXX.XX.  Plan confirmed X/XX/XXXX, however, unable to verify plan details from comments and documents provided.

PROPERTY: Unable to verify property occupancy from comments provided. No damages noted.
437338053	6/1/2022	4/30/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	NC	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Contact history begins X/XXXX. Borrower called in X/XXXX to schedule a payment and stated that RFD was due to death in the family; lost wife and down to X income. Pre-FC loss mit letter was sent on X/X/XX. Repayment plan was set up for X payments ending XX/XX/XX; broken plan on XX/XX/XX, not paid. Another repayment plan was added in XX/XXXX for X payments, ending X/XX/XX; plan was cancelled due to borrower stated on X/XX/XX that she was listing the property for sale and not continuing with the repayment plan. Borrower decided to set up another repayment plan in X/XXXX to try to prevent FC while trying to sell the home; repayment plan completed X/XXXX. Last contact was in X/XXXX, borrower called in to file a claim. Loan is current.

REASON FOR DEFAULT: Death of spouse, borrower's daughter lives in property and stopped making payments.

MODIFICATION: Missing.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The borrower called in on X/X/XXXX to report and file a claim for Wind damage that occurred on X/X/XXXX stating that a tree fell on the neighbor's property, call was transferred to the Claims department for further assistance. No details regarding claim or repairs provided. Property verified as non-owner occupied in X/XXXX.

437338062	6/1/2022	4/11/2022	BK13	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	MI	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Borrower is performing under the BK plan with no contact during review period, hardship is not noted. Account is contractually current since Feb XXXX.

REASON FOR DEFAULT: Unknown

MODIFICATION: N/A

FORECLOSURE: N/A

BANKRUPTCY: BKXX filed XXXX, POC filed Dec XXXX iao $XX,XXX.XX, copy of plan is not available. There is no indication of plan objection or referral for relief in file or comments.

PROPERTY: Property is owner occupied per seller data.  No property issues noted.

437338063	5/1/2022	4/11/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	NJ	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Complete loss mitigation package received XX/X/XXXX. Stip plan approved XX/XX/XXXX, down payment of $X,XXX.XX and X payments of $X,XXX.XX. XX/XX/XXXX borrower called to set up trial payment. Plan payments made and modification approved and boarded X/XX/XXXX. Only contact with borrower since modification has been making payments. Last contact was X/XX/XXXX, making on-line payment.

REASON FOR DEFAULT:   No RFD provided.

MODIFICATION: NON-HAMP,  first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X%, modified P&I $X,XXX.XX, matures XX/X/XXXX.  No deferred balance.

FORECLOSURE:  Contested foreclosure as of the beginning of the comments on X/X/XXXX.  Foreclosure dismissed when modification boarded.

BANKRUPTCY: No BK activity found.

PROPERTY:   Unable to confirm current occupancy.  Loan originated as owner occupied.

437338065	5/1/2022	4/12/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	MI	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: X/XX/XXXX borrower promised payment, which was kept, no RFD and no commitment to bring loan current. X/XX/XXXX borrower requested cease and desist to visit property. Not interested in loss mitigation, but servicer advised something would need to be done as borrower delinquent for the last year. X/XX/XXXX borrower requested XXXXX assistance via website. X month XXXXX FB approved. X/X/XXXX borrower called to discuss terms of FB. X/XX/XXXX borrower requested additional assistance via website. Incomplete loss mitigation package received X/X/XXXX. And XXXXX FB extended for X months. XXXXX FB extended for an additional X months on XX/XX/XXXX. No repayment plan or extension done and borrower brought loan current in XX/XXXXX. Last contact with the borrower was X/XX/XXXX making payment.

REASON FOR DEFAULT:   RFD on X/XX/XXXX was illness.

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X.XXX%, modified P&I $X,XXX.XX, maturesXX/X/XXXX.  No deferred balance.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found.

PROPERTY:   Unable to confirm current occupancy.  Loan originated as owner occupied.

437338077	5/1/2022	4/15/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	NC	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Hardship in late XXXX was due to family emergency and car repairs, borrower maintained contact for payments through reinstatement of X payments in April XXXX but declined assistance. Account is XxXX in the last X years, most recent reinstatement in May XXXX. No updated hardship is noted, last contact XX/XX/XXXX for phone payment.

REASON FOR DEFAULT: XXXX RFD: Family emergency, car repairs. XXXX RFD: medical bills

MODIFICATION: Loan has been modified X time: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X.XX% for XX years, modified P&I $XXX.XX, matures X/X/XXXX,  $X deferred balance.

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied.  No property issues noted.

437338085	5/1/2022	4/8/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	VA	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Borrower was delinquent in XXXX due to income curtailment. Servicer has had limited contact with the borrower over the last X years with last contact X/XX/XXXX regarding borrower request for payoff figures. Loan has been paid as agreed since X/XXXX. Recent NSF X/XXXX noted with borrower making up payment the same month.

REASON FOR DEFAULT: Income curtailment in XXXX

MODIFICATION: STEP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XXX% for X years, modified P&I $XXXX.XX, matures/expires X/X/XXXX.  No deferred balance noted. STEPX: rate of X.XXX%, P&I $XXXX.XX, payment due X/X/XXXX till maturity.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Unable to verify property occupancy from comments. No damages noted.
437338086	5/1/2022	4/16/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	NJ	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer did not make contact after Aug XXXX default until XX/XX/XXXX, borrower advised hardship was due to a recent job change and he was unable to make payments. No further contact noted until acceptance of pre-approved trial X/X/XXXX iao $XXXX from Mar-Aug XXXX. Plan was paid timely and borrower remains current with no on going contact except for X/XX/XXXX request for XXXX form.

REASON FOR DEFAULT: Income curtailment.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X% for XX years, modified P&I $XXX.XX, matures X/X/XXXX. $XX,XXX.XX deferred balance is not eligible for forgiveness.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Property is owner occupied.  No property issues noted.

437338107	5/1/2022	4/4/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	MI	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Loan was modified in XXXX ($XX,XXX was permanently forgiven). Contact history begins X/XXXX. Minimal contact is noted; authorized Xrd party Debra Gage called in on X/X/XX to schedule a payment. Loan is current.

REASON FOR DEFAULT: Unknown.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX at X% for XX years, modified P&I $XXX, matures/expires not specified. Deferred balance iao $X.XX of which $X.XX is eligible for forgiveness.

FORECLOSURE: Loan was in FC when history began in X/XXXX, referral date not provided. Sale date scheduled for X/XX/XXXX was cancelled due to BK filing. FC stopped in X/XXXX due to reinstatement.

BANKRUPTCY: It appears that the borrower filed BKXX, filing date not provided. Case has been discharged (date not provided) and file closed X/XX/XXXX.

PROPERTY: No property issues found. Property verified as owner occupied in XX/XXXX.

437338109	5/1/2022	4/30/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	GA	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Loan was modified in XXXX and XXXX. Contact history begins X/XXXX. Loss mit review was initiated in X/XXXX. A X month trial mod was approved effective X/X/XX with a down payment of $X,XXX due on X/XX/XX, payment amount $XXX. Trial plan was completed in XX/XXXX and loan was modified effective X/X/XX. Co-borrower stated on X/XX/XX that they hadn't received the final mod and that she doesn't check her email. Final mod was sent gain on X/XX/XX. Signed mod received on X/XX/XX was rejected due to missing witness signature. Mod was approved and processed in X/XXXX. Last contact was on X/XX/XX, borrower scheduled a payment.

REASON FOR DEFAULT: Unemployment Due to XXXXX-XX, curtailment of income.

MODIFICATION: Loan has been modified XX times, most recently in XXXX. NON-HAMP, first pay due X/X/XXXX, modified balance $ at % for XX years, modified P&I $XXX, matures/expires XXXX.  No deferred balance/PRA.

FORECLOSURE: No FC activity found.

BANKRUPTCY: Loan was in active BKX when history began in XXXX, filing date not provided. Notice of payment change was filed on X/XX/XXXX. MFR was referred to attorney on X/XX/XXXX. Case was discharged without reaffirmation; discharge date not provided. BK file closed on X/XX/XXXX.

PROPERTY: No property issues found. Property verified as owner occupied in X/XXXX.

437338111	5/1/2022	4/16/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	CA	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Borrower offered at $XXK settlement for arrears at BKX discharge Mar XXXX, servicer rejected offer and full reinstatement posted May XXXX. Account has been XxXX since the cure and has paid timely since Jan XXXX reinstatement with little ongoing contact, no hardship is noted during review period. Last contact X/XX/XXXX for phone payment.

REASON FOR DEFAULT: Unknown

MODIFICATION: N/A

FORECLOSURE: N/A

BANKRUPTCY: BKXX filed on unknown date in XXXX was converted to BKX on unknown date, discharged Mar XXXX without reaffirmation.

PROPERTY: Property is owner occupied.  No property issues noted.

437338126	5/1/2022	4/15/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	NJ	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: There was little contact throughout XXXX delinquency, hardship due to increased escrow and expenses for family emergency. Borrower requested XXXXX assistance April XXXX due to reduced work hours, FB approved through June XXXX. Borrower maintains contact throughout delinquency, account is current since most recent reinstatement Mar XXXX. Last contact X/X/XXXX to request a payoff statement.

REASON FOR DEFAULT: XXXX RFD: excessive obligations. XXXX RFD: XXXXX income curtailment

MODIFICATION: Loan has been modified X times, most recently in XXXX. NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXXX.XX, matures X/X/XXXX, $X deferred balance.

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied.  No property issues noted.

437338129	5/1/2022	4/7/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	MD	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: XX/XXXX servicer stated reason of delinquency borrower waiting for paycheck, and discussed about workout options. XX/XX/XXXX borrower called, wanted to repayment plan, updated financials and wanted to make a payment. Servicer took one payment. Per RPP cancelation notes on XX/XX/XXXX, appears RPP was accepted in XX/XXXX and cancelled in XX/XXXX, due to borrower non-performance. Last contact XX/XX/XXXX borrower called to make payment.

REASON FOR DEFAULT: Unknown

MODIFICATION: Loan has been modified X times, most recently in XXXX. HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X.XXX% for XXX months, modified P&I $X,XXX.XX, matures/expires XXXX. No deferred balance noted.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Current property occupancy status Vacant. Per seller data owner occupied. No property issues noted.
437338132	5/1/2022	4/1/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	TX	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Prior XX-XX day delinquency noted in XXXX and XXXX due to income curtailment. Servicer approved borrower for X month forbearance plan effective X/X/XXXX, however, borrower continued to make payments during this time. Borrower brought loan current X/XXXX and has paid as agreed since that time. Last contact X/X/XXXX regarding web payment.

REASON FOR DEFAULT:  Income reduction due to slowdown in work

MODIFICATION: No modification noted

FORECLOSURE:  No FC activity noted

BANKRUPTCY: No BK activity noted

PROPERTY: Unable to verify occupancy of subject property from comments.
437338136	5/1/2022	4/4/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	NC	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Spouse verified payment receipt in X/XXXX, and asked about a payment increase in X/XXXX due to an escrow shortage. Spouse confirmed payment receipt in X/XXXX, and requested a XXXX statement in X/XXXX and X/XXXX. No further contact.

REASON FOR DEFAULT:  Unknown

MODIFICATION: N/A

FORECLOSURE:  No FC activity found

BANKRUPTCY:  Chapter XX filed XXXX (date unknown). Discharged X/XX/XXXX, closed X/XX/XXXX.

PROPERTY: Owner occupied. Borrower filed an insurance claim for XXXXX damage on DOL X/XX/XXXX. Funds were endorsed and released in XX/XXXX. Unable to determine if repairs were completed.
437338153	7/1/2022	4/8/2022	BK13	XXXXX	XXXXX	No	XXXXX	XXXXX	GA	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Active CHXX BK filed in XXXX. RFD at that time was income curtailment and excessive obligations. Loan is post petition current and recent notes indicate AO cured to X/XX/XXXX. Servicer has had limited contact with the borrower due to the BK with last contact X/XX/XXXX regarding payment.

REASON FOR DEFAULT: Income curtailment and excessive obligations

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X.XXX% for XXX months, modified P&I $XXX.XX, matures/expires XX/X/X.XX.  No deferred balance noted.

FORECLOSURE: FC stayed by BK filings.  Unable to verify FC referral date.  FC remains stayed by BK,

BANKRUPTCY: Active CHXX BK filed in XXXX.  Unable to verify filing date from comments and documents. No POC provided. Agreed Order approved X/XX/XXXX. Trustee paid.  Prior CHXX BK filed in XXXX and dismissed XX/XX/XXXX.

PROPERTY: Property is owner occupied verified with documents in file. No damages noted.
437338162	5/1/2022	4/28/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	TX	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer has had limited contact with the borrower over the last X years with last contact X/XX/XXXX regarding XXXX interest statement. She has been cooperative with the servicer and loan has been paid as agreed for the last XX months.

REASON FOR DEFAULT: Unknown

MODIFICATION: N/A

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Unable to verify property occupancy from comments provided.
437338163	6/1/2022	4/29/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	NC	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Contact history begins X/XXXX. Minimal contact is noted; co-borrower called in on XX/XX/XX for late fee inquiry, it was confirmed that $XX was applied from suspense to principal payment. Loan is current.

REASON FOR DEFAULT: Unknown.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X.XX% for XX years, modified P&I $XXX, matures/expires XXXX. Deferred balance iao $X of which $X is eligible for forgiveness.

FORECLOSURE: It appears that file has been referred to FC and was placed on hold due to BK filing. FC referral date not provided. FC stopped on XX/X/XXXX due to reinstatement and dismissed on X/XX/XXXX.

BANKRUPTCY: BKXX, filing date not provided, case has been discharged as of XX/X/XXXX.

PROPERTY: No property issues found. Property appears to be owner occupied.

437338172	4/25/2022	3/31/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	AZ	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Borrower completed a trial plan approved by prior servicer April XXXX, new servicer advised to continue trial payments while inflight docs were pending. Borrower advised Oct XXXX that he never received docs, reissued Nov XXXX but not returned. Borrower made contact after servicer returned trial payment Mar XXXX due to missing docs, stated he's returned them twice. Final docs were not executed until May XXXX, mod booked June XXXX and payments applied July XXXX. Borrower was upset about post-mod delinquency, servicer provided pay history explanation Sep XXXX and borrower agreed to make double payments until caught up, resolved Jan XXXX. Account remains current since cured, last contact X/XX/XXXX inquiry about credit reporting corrections.

REASON FOR DEFAULT: Servicing issues

MODIFICATION: NON-HAMP, first pay due X/XX/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXXX.XX, matures X/XX/XXXX, $X deferred balance.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Property is owner occupied.  No property issues noted.

437338175	5/25/2022	4/28/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	FL	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Opposing counsel submitted a mod application in X/XXXX; servicer approved a X-month trial mod plan that month. Borrower verified a payment had been mailed in XX/XXXX, and gave a promise to pay in XX/XXXX. Modification was completed in X/XXXX, but was not processed until X/XXXX. Borrower gave a promise to pay in X/XXXX, and borrower's attorney verified mod terms in XX/XXXX. No further contact. NSF payment in XX/XXXX.

REASON FOR DEFAULT:  Unknown

MODIFICATION: Loan has been modified X times, most recently in XXXX. NON-HAMP, first pay due X/XX/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXX.XX, matures XX/XX/XXXX. No deferred amounts noted.

FORECLOSURE:  Timeline prior to X/XXXX was not provided; case was in active litigation, case was contested. A judgment hearing was scheduled for X/X/XXXX, but loss mit hold started X/X/XXXX. A joint motion to cancel the non-jury trial was filed X/XX/XXXX; contested action resolved. Modification was completed in X/XXXX, but was initially rejected as it was missing opposing counsel approval. Mod was booked in X/XXXX and payments effective dated. Motion to dismiss filed X/X/XXXX, granted X/X/XXXX.

BANKRUPTCY:  No BK activity found

PROPERTY: Owner occupied. No mention of property condition.
437338192	5/1/2022	4/8/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	NC	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Loan modified in X/XXXX and has been current since. X/X/XXXX borrower called about increase in payment due to escrow. X/XX/XXXX called about insurance and renewal. X/XX/XXXX insurance company would not renew insurance, unable to determine why. Last contact X/X/XXXX, making on-line payment.

REASON FOR DEFAULT:   No RFD provided.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXX.XX, matures X/X/XXXX.  No deferred balance.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found.

PROPERTY:   Unable to confirm current occupancy.  Loan originated as owner occupied.

437338194	6/1/2022	4/18/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	PA	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Modified in XX/XXXX, XX/XXXX and X/XXXX. Minimal contact with borrower since the loan was modified. Co-borrower calls in periodically to verify payment received or to set a payment. Last contact was on X/X/XXXX with the co-borrower and was regarding verification of payment.
REASON FOR DEFAULT: borrower was in XXXXX, he was not profiting due to loss of XXXX.  The borrower is diabetic and stopped working in XXXX. In XXXX the co-borrower could not work due to cancer and operations. Their insurance only covered a portion of their hospital bills. Medical was is high.
MODIFICATION: Loan has been modified X times, most recently in XXXX.  NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I XXX.XX, matures XXXX.  Deferred balance iao $X.XX of which $X.XX is eligible for forgiveness.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Last BPO completed on X/X/XXXX, owner occupied with no noted repairs. No evidence of property damage in servicing comment history.

437338195	5/1/2022	4/4/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	GA	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact to confirm/schedule payments. Prior loan Mod completed X/X/XXXX; details of workout not provided. Borrower stated X/XX/XXXX impacted by XXXXX; lost job. Special FB offered X/XX/XXXX from X/X/XXXX to X/X/XXXX. Borrower advised X/XX/XXXX sent funds. Borrower inquired about door-knock attempt X/XX/XXXX; unaware of delinquency. No recent contact noted with borrower. Borrower is next due for X/X/XXXX.

REASON FOR DEFAULT: Borrower unemployment.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XX%, modified P&I $X,XXX.XX, matures X/X/XXXX.  Deferred balance iao $X.XX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Property is owner-occupied. No property damage noted.
437338196	5/26/2022	4/26/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	VA	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Account is performing for the last X years with no contact since X/X/XXXX phone payment, no hardship or loss mitigation noted.

REASON FOR DEFAULT: N/A

MODIFICATION: Loan has been modified X time: NON-HAMP, first pay due X/XX/XXXX, modified balance $XX,XXX.XX at X% for XX years, modified P&I $XXX.XX, matures X/XX/XXXX, $X deferred balance.

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied.  No property issues noted.

437338197	5/1/2022	4/18/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	FL	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Borrower reinstated X payments May XXXX, hardship due to hospitalization. Account is performing for the last X years with occasional account inquiry. Last contact X/XX/XXXX to correct bank account number on ACH.

REASON FOR DEFAULT: N/A

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXXX.XX, matures X/X/XXXX, $X deferred balance.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Property is owner occupied.  No property issues noted.

437338203	5/5/2022	4/20/2022	CURR	XXXXX	XXXXX	Yes	XXXXX	XXXXX	NC	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Spouse verified insurance coverage in XX/XXXX. NSF payment in XX/XXXX, but spouse reinstated the payment later that month. Spouse asked why servicer completed an inspection in X/XXXX; inspection was to verify occupancy. Spouse verified loan status in XX/XXXX, and confirmed the maturity date in X/XXXX through web chat. No further contact. Spouse defaulted in X/XXXX payment due to an NSF payment, but reinstated in XX/XXXX.

REASON FOR DEFAULT:  Borrower is deceased. XXXX: unknown

MODIFICATION: Loan has been modified X time, in XXXX. NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XX% for XX years, modified P&I $XXX, matures X/X/XXXX.  Deferred balance iao $X,XXX.XX is not eligible for forgiveness.

FORECLOSURE:  No FC activity found

BANKRUPTCY:  No BK activity found

PROPERTY: Non-owner occupied by spouse. No mention of property condition.
437338204	6/14/2022	4/27/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	DE	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: primaryborrower contact limited to payment by phone. Last contact X/XX/XXXX confirmation of payment received.

REASON FOR DEFAULT: N/A

MODIFICATION: NON-HAMP, first pay due X/XX/XXXX, modified balance $XX,XXX.XX at X% for XX years, modified P&I $XXX.XX, matures X/XX/XXXX. No deferred balance.

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: XX/X/XXXX XXXXXdisaster due to XXXXX Ida X/XX/XXXX, no mention of damage to subject.

437338205	5/17/2022	4/22/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	SC	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Only contact with borrower has been making payments. Last contact X/XX/XXXX, making on line payment.

REASON FOR DEFAULT:   No RFD available.

MODIFICATION: NON-HAMP, first pay due X/XX/XXXX, modified balance $XX,XXX.XX at X%, modified P&I $XXX.XX, matures X/XX/XXXX.  Deferred balance iao $XXXXX.XX is not eligible for forgiveness.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found.

PROPERTY:   Unable to confirm current occupancy.   Loan originated as owner occupied.

437338207	5/1/2022	4/4/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	VA	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: No contact with borrower. Loan has remained current for the past three years. Borrower usually pays through the website.

REASON FOR DEFAULT:  No default

MODIFICATION: Loan has been modified X times, in XXXX. NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X% for XX years, modified P&I $X,XXX.XX, matures XX/X/XXXX.  Deferred balance iao $XX,XXX.XX is not eligible for forgiveness.

FORECLOSURE:  No FC activity found

BANKRUPTCY:  No BK activity found

PROPERTY: Owner occupied. No mention of property condition.
437338210	5/1/2022	4/1/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	AL	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Co-borrower made a phone payment in X/XXXX. Borrower asked about late fees in X/XXXX, and co-borrower made monthly phone payments between X/XXXX and X/XXXX. Borrower missed the XX/XXXX, and maintained a rolling delinquency. Co-borrower was advised of available assistance options in X/XXXX, and reinstated in X/XXXX. Loan has since remained current, despite an NSF payment in XX/XXXX. Co-borrower asked about late charges on the account in X/XXXX. NSF payment in X/XXXX was also reinstated later in the month. Last contact was a phone payment on X/X/XXXX.

REASON FOR DEFAULT:  Borrower in the hospital due to XXXXX, medical bills

MODIFICATION: Loan has been modified X times, most recently in XXXX. NON-HAMP, first pay due XX/X/XXXX, modified balance $XX,XXX.XX at X% for XX years, modified P&I $XXX.XX, matures X/X/XXXX. No deferred amounts noted.

FORECLOSURE:  No FC activity found

BANKRUPTCY:  No BK activity found

PROPERTY: Owner occupied. No mention of property condition.
437338217	6/1/2022	4/30/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	NY	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Borrower applied for mod assistance in X/XXXX, but package was denied in XX/XXXX for missing documents. Borrower reapplied for assistance in X/XXXX, and servicer approved a X-month trial mod plan in X/XXXX. Last contact was in X/XXXX when borrower finalized mod terms.

REASON FOR DEFAULT:  Unknown

MODIFICATION: Loan has been modified X time, in XXXX. NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X.XX% for XX years, modified P&I $X,XXX.XX, matures XX/X/XXXX. No deferred amounts noted.

FORECLOSURE:  Contested foreclosure; timeline was not provided. Modification was completed XX/XXXX. Motion to dismiss filed X/XX/XXXX, granted X/XX/XXXX.

BANKRUPTCY:  Chapter XX filed in XXXX (date unknown). Plan confirmed XX/X/XXXX. Case was dismissed XX/XX/XXXX.

PROPERTY: Owner occupied. No mention of property condition.
437338232	5/1/2022	4/15/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	NY	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Contact history begins X/XXXX. Borrower called in X/XXXX to discuss late fee and was advised that the fees were accumulated fees from the last year. Borrower was offered a repayment plan in X/XXXX with a down payment of $XK, ending X/XX/XX. Borrower was impacted by XXXXX-XX and requested a X month FB on X/XX/XX stating he was unemployed and no savings. Repayment plan was approved ending X/X/XX. Repayment plan was changed in X/XXXX from a X payment plan to a X payment plan, ending XX/XXXX. Borrower stated on XX/XX/XX that he was on FB and ready to resume payments but not able to bring the loan current; was advised to complete a loss mit package for a possible deferral. Borrower then called in X/XXXX informing that he was going to refi and should close in X/XXXX and wanted to speak with the manager for a reduced rate and was advised that's now the way it works and can be reviewed for possible mod but no guarantee on lower rate. Borrower stated in X/XXXX that hardship had been resolved and needed no assistance. Last contact was on X/XX/XX, borrower called for insurance information, call was transferred to the insurance department; no further details. Loan is current.

REASON FOR DEFAULT: Unemployment due to XXXXX-XX. Initial RFD not provided.

MODIFICATION: Loan has been modified XX times, most recently in XXXX. HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X.XXX% for XX years, modified P&I $X,XXX, matures/expires XXXX.  Deferred balance iao $XXX,XXX of which $XXX,XXX.XX is eligible for forgiveness over X years based on borrower performance.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found. Property verified as owner occupied in X/XXXX.

437338236	5/1/2022	4/1/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	FL	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: No contact with borrower, active litigation. Servicer approved a modification in X/XXXX. Funds of $XXk were wired in X/XXXX, and modification was completed in X/XXXX.

REASON FOR DEFAULT:  Unknown

MODIFICATION: Loan has been modified X time, in XXXX. NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XX% for XX years, modified P&I $X,XXX.XX, matures X/X/XXXX. No deferred amounts noted.

FORECLOSURE:  Timeline prior to X/XXXX was not provided; case was in active litigation. XXXXX moratorium hold X/XX/XXXX. Modification was completed in X/XXXX. Motion to dismiss filed X/X/XXXX, granted X/X/XXXX.

BANKRUPTCY:  No BK activity found

PROPERTY: Unknown occupancy. No mention of property condition.

437338238	5/1/2022	4/15/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	NY	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Borrower was unresponsive throughout XXXX delinquency until request for mod review Mar XXXX. Trial approved with $XXXX down and $XXXX/mo from May-July XXXX, hardship and financials are not noted. Trial and all post-mod payments have been made timely with ongoing contact for payments and account inquiries. Last contact X/XX/XXXX for phone payment.

REASON FOR DEFAULT: Excessive obligations

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XXX% for XX years, modified P&I $XXXX.XX, matures X/X/XXXX, $X deferred balance.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Property is owner occupied.  No property issues noted.

437338246	5/1/2022	4/21/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	WI	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Account is performing for the last X years except for XxXX Dec XXXX, cured Jan XXXX when borrower called to make payment X/XX/XXXX, no hardship provided. There has been no further contact since XX/XX/XXXX inquiry about certified funds requirement after X NSF returns; servicer advised it would expire June XXXX.

REASON FOR DEFAULT: Unknown

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X.XX% for XX years, modified P&I $XXX.XX, matures X/X/XXXX, $X deferred balance.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Property is owner occupied.  No property issues noted.

437338247	8/1/2022	4/29/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	AZ	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: The borrower has been current or paid ahead for the past XX months. NSFs in X/XXXX, no RFD captured, and in XX/XXXX, RFD was other bills, but in both cases the payment was replaced in the same month. Most contact with borrower has been administrative.

REASON FOR DEFAULT:  Excessive obligations

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X.XXX% for XX years, modified P&I $XXX.XX, matures X/X/XXXX. No deferred amount.

FORECLOSURE:  No FC activity found

BANKRUPTCY:  No BK activity found

PROPERTY:  Owner occupied

437338248	5/2/2022	4/1/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	NY	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: X/X/XXXX borrower called for XXXX, no RFD or commitment to pay. X/XX/XXXX borrower questioning due date, no RFD or commitment to pay. X/XX/XXXX borrower called to confirm due date. X/XX/XXXX borrower called about increase in payment. Last contact was X/X/XXXX, making payment. Borrower unresponsive to collection calls when the loan was delinquent. Loan has been current since XX/XXXX.

REASON FOR DEFAULT:   XX/XX/XXXX RFD, unemployment.

MODIFICATION: TEMP EXPIRED, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for X years, modified P&I $X,XXX.XX, matures X/XX/XXXX.  Deferred balance iao $XX,XXX.XX Is not eligible for forgiveness.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found.

PROPERTY:   Unable to confirm current occupancy.  Loan originated as owner occupied.

437338250	5/13/2022	4/13/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	PA	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Account is performing for the last X years with no borrower contact since X/XX/XXXX escrow inquiry regarding HOI premium payments.

REASON FOR DEFAULT: N/A

MODIFICATION: NON-HAMP, first pay due X/XX/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXX.XX, matures  X/XX/XXXX, $X deferred balance.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Property is owner occupied.  No property issues noted.

437338251	5/1/2022	4/15/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	NY	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Borrower completed a trial plan approved by prior servicer July XXXX, hardship and financials are not noted. Account remains current since mod completion with no contact since XXX/X/XXXX confirmation of payment amount.

REASON FOR DEFAULT: Unknown

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XX,XXX.XX at X% for X years, modified P&I $XXX.XX, matures X/X/XXXX, $X deferred balance.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Property is owner occupied.  No property issues noted.

437338252	5/17/2022	4/21/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	MD	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Modification was completed in X/XXXX. Borrower made a phone payment in X/XXXX to reinstate an NSF payment from earlier that month. Borrower cancelled auto-draft payments in XX/XXXX after another NSF payment, servicer required certified funds. Borrower verified loan status in XX/XXXX, and gave a promise to pay in X/XXXX and X/XXXX. No further contact. Borrower began paying through the website. NSF payment in X/XXXX was reinstated later that month.

REASON FOR DEFAULT:  No default since mod completion in X/XXXX

MODIFICATION: Loan has been modified X times, most recently in XXXX. NON-HAMP, first pay due X/XX/XXXX, modified balance $XXX,XXX.XX at X.XXX% for XX years, modified P&I $X,XXX.XX, matures X/XX/XXXX. No deferred amounts noted.

FORECLOSURE:  No FC activity found

BANKRUPTCY:  No BK activity found

PROPERTY: Owner occupied. No mention of property condition.
437338261	5/1/2022	3/28/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	NM	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins X/X/XXXX. Prior loan Mod completed XX/X/XXXX; details of workout not provided. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Borrower called X/X/XXXX to confirm reinstatement funds; did not cure delinquency. Borrower hardship noted X/XX/XXXX; unemployed going back to work. Servicer notes open workout X/X/XXXX; financials incomplete. Borrower stated X/XX/XXXX receiving assistance from family. Borrower reapplied for workout assistance XX/X/XXXX. Borrower advised XX/XX/XXXX Mod workout denied; discussed repayment options. X-month FB to RI offered X/XX/XXXX. Reinstatement funds received X/XX/XXXX. Borrower inquired about escrow check X/X/XXXX. Borrower inquired about notice letter X/X/XXXX. No recent contact noted with borrower.

REASON FOR DEFAULT: Borrower unemployment.

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XX,XXX.XX at X.X%, modified P&I $XXX.XX, matures XX/X/XXXX.  Deferred balance iao $X.XX.

FORECLOSURE: Loan noted to be in FC at start of history; referral date unknown. Complaint filed X/XX/XXXX.  Service completed X/X/XXXX.  Loss mitigation hold placed XX/XX/XXXX which was lifted XX/XX/XXXX. Judgment submitted to court XX/XX/XXXX.  Loss mitigation hold again placed XX/XX/XXXX. Judgment granted X/XX/XXXX.   FC action closed/billed X/XX/XXXX after reinstatement.

BANKRUPTCY: No BK activity found.

PROPERTY: Property is owner-occupied. No property damage noted.

437338262	5/13/2022	4/8/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	Yes	XXXXX	XXXXX	KS	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Contact history begins X/XXXX. primaryborrower is deceased, date of death not provided. Mod was approved effective XX/XX/XX. Co-borrower called on X/XX/XX wanting to know why the payment was returned and was advised that the payment was short. Co-borrower returned the final mod in X/XXXX but was rejected due to borrower's signature was missing Estate of XXXXX; it noted on X/X/XX that the signed mod was rejected due to the borrower's middle initial was missing from the notary block. Mod was not processed until X/XXXX. Mod was not recorded until XX/XXXX due to the county rejected the mod for recording due to something missing from the estate. Last contact was in X/XXXX, co-borrower called in for general inquiry. Loan is current.
REASON FOR DEFAULT: Death of primaryborrower.
MODIFICATION: NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX at X% for XX years, modified P&I $XXX, matures/expires XXXX. Deferred balance iao $XXX of which $X is eligible for forgiveness.
FORECLOSURE: File was in contested FC when history began in X/XXXX; referral date not provided. Answer was filed on X/XX/XXXX.  FC stopped on XX/XX/XXXX due to modification.
BANKRUPTCY: No BK activity found.
PROPERTY: No property issues found. Property appears to be owner occupied.

437338266	5/1/2022	4/8/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	CT	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Contact history begins X/XXXX. Mod review cancelled in XX/XXXX and X/XXXX due to incomplete package. Trial mod was approved in X/XXXX for X payments, effective X/X/XX. Borrower appears to have completed the trial plan and received approval for a mod effective XX/X/XX. No contact with borrower noted in contact history, however there was some contact with a couple of Xrd parties (FC attorneys) with XXXXX, calling to inquire about mod information in XX/XX/XX and trial payment and insurance information on X/X/XX (last contact). Loan has remained current since XX/XXXX.
REASON FOR DEFAULT: Unknown.
MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX at X% for XX years, modified P&I $X,XXX, matures/expires XXXX. Deferred balance iao $XXX,XXX of which $X is eligible for forgiveness.
FORECLOSURE: File was referred to FC on X/XX/XXXX. File was placed on XXXXX-XX hold on X/XX/XXXX. FC stopped in XX/XXXX due to modification.
BANKRUPTCY: No BK activity found.
PROPERTY: No property issues found. Comments on XX/X/XXXX reflect that the property is owner occupied.  Inspection completed in X/XXXX and XX/XXXX reported property as non-owner occupied.
Property appears to be owner occupied as the mailing address on billing statement dated X/XXXX matches property address.
437338267	7/1/2022	4/1/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	GA	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Minimal contact with borrower, loan in BK for majority of review period. Last contact with borrower was X/X/XXXX, following up on payments made online, advised loan was in active loss mit, borrower stated they did not request loss mit, rep manually removed status.

REASON FOR DEFAULT: Unknown.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XXX%, modified P&I $XXX.XX, matures X/X/XXXX.  Deferred balance iao $XX,XXX.XX which is not eligible for forgiveness.

FORECLOSURE: FC appears to have been active when BK was filed, put on hold, then closed X/XXXX.

BANKRUPTCY: BKXX filed X/X/XXXX, discharged X/X/XXXX

PROPERTY: Loss claim for roof damage dating back to XXXX, repairs not completed until XXXX (per borrower statement in X/XXXX). Borrower waiting on release of remaining funds, but has yet to provide proof of repairs. Remaining funds appear to be iao $X,XXX, according to loss draft comments.

437338269	5/1/2022	4/1/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	NJ	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: X/XX/XXXX foreclosure sale date had been set for X/XX/XXXX when borrower filed BK. Borrower approved for stip plan with X payments of $X,XXX.XX on XX/XX/XXXX via BK. Borrower made plan payments and BK court approved modification on X/XX/XXXX. Borrower executed modification in X/XXXX but it was not boarded until X/XX/XXXX, with a first due date of X/XXXX. Appears issue with late boarding was servicer error. X/X/XXXX borrower called to make payment, having issues with on-line access

REASON FOR DEFAULT:   No RFD available.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X%, modified P&I $XXX.XX, matures X/X/XXXX.  Deferred balance iao $XX,XXX.XX is not eligible for forgiveness.

FORECLOSURE:  Active foreclosure when borrower filed BK to stop the action.   Foreclosure dismissed XX/XX/XXXX.

BANKRUPTCY:   BKXX filed XX/XX/XXXX. Plan confirmed XX/XX/XXXX.  Trustee Notice of No Assets filed X/XX/XXXX.    X/XX/XXXX borrower filed motion to reopen BK per pacer, servicer monitoring.

PROPERTY:   Unable to confirm current occupancy.  Loan originated as owner occupied.

437338273	5/1/2022	4/18/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	CT	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Borrower stated that account should be current once BK was completed, submitted dispute over discrepancy. Dispute resolution not noted, but reinstatement payment noted on XX/XX/XXXX to bring loan current. No loss mit activity noted. Last contact on XX/XX/XXXX, authorized third party inquired about status of fee reversal, was advised still under review. Third party was upset, no other details provided.

REASON FOR DEFAULT: Curtailment of income

MODIFICATION: N/A

FORECLOSURE: Appears loan was in FC hold for BK at start of contact history. FC referral date not provided. FC hold for XXXXX-XX placed on file in XX/XXXX, hold removed in XX/XXXX. FC resumed after BK in XX/XXXX, closed in XX/XXXX with reinstatement of loan.

BANKRUPTCY: Loan was in active BK at start of contact history. BKXX filed in XXXX, exact filing date not specified, dismissed on XX/XX/XXXX.

PROPERTY: Owner occupied as of XX/XX/XXXX. XXXXXdisaster designations noted in XX/XXXX for XXXXX Isaias and in XX/XXXX for XXXXX Ida. No property issues noted in either instance. No other property issues noted since.
437338274	5/1/2022	4/15/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	MS	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Borrower agreed to a XX-month repay plan to cure post-bankruptcy arrears, $XXXX down and $XXXX/mo starting Nov XXXX. Plan failed Jan XXXX, reinstated April XXXX iao $XXXX/mo and was completed Mar XXXX. Borrower has maintained contact throughout review period for phone payments and escrow inquiries. Account remains current since April XXXX, last contact X/XX/XXXX for phone payment.

REASON FOR DEFAULT: BK servicing issues

MODIFICATION: N/A

FORECLOSURE: N/A

BANKRUPTCY: BKXX filed on unknown date in XXXX was discharged XX/X/XXXX. Post-BK audit completed July XXXX confirmed account was not current at discharge due to prior servicer errors with escrows and payment changes.

PROPERTY: Property is owner occupied.  No property issues noted.

437338275	5/1/2022	3/29/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	NJ	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Last contact XX/XX/XXXX with the borrower requesting a history. Minimal contact with the borrower as the borrower was in bankruptcy and has remained current for the last XX months.

REASON FOR DEFAULT: The reason for default was not provided.

MODIFICATION: Loan has been modified most recently in XXXX. NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X.XX% for XX years, modified P&I $XXXX.XX, matures XX/XX/XXXX.  Deferred balance iao $XX,XXX.XX of which $X.XX is eligible for forgiveness.

FORECLOSURE: No FC activity found

BANKRUPTCY: The borrower has previously filed Chapter XX Bankruptcy XX/XX/XXXX the was discharged XX/XX/XXXX. The courts made the payments directly to the servicer.

PROPERTY: No property issues noted.

437338279	5/1/2022	4/14/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	NM	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Borrower struggled to maintain current payments in XXXX due to marital difficulties, income curtailment and illness of son. File was referred to foreclosure XX/XX/XXXX with Compliant filed X/XX/XXXX. Borrower accepted Xmonth stip to mod X/X/XXXX after X mediation hearings. He completed the stip payments and servicer granted a loan mod effective X/X/XXXX. Loan has been paid as agreed since that time and is current. The borrower has been cooperative with the servicer with last contact X/X/XXXX regarding late fee waiver.

REASON FOR DEFAULT: RFD includes marital difficulties, income curtailment and family illness.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXX.XX, matures/expires XX/X/XXXX.  No deferred balance noted.

FORECLOSURE: Inactive FC.  FC referred XX/XX/XXXX and closed X/X/XXXX upon loan mod completion.

BANKRUPTCY: No BK activity found.

PROPERTY: Unable to verify the property occupancy from comments.  No damages noted.

TITLE ISSUES: City lien noted in comments XX/X/XXXX with no amount provided. No indication in comments it has been paid. Comments do indicate the subject loan is in Xst lien position. X/XX/XXXX current search still shows open Muni lien.
437338282	5/1/2022	4/2/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	MD	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Borrower started to experience issues with payments in X/XXXX, noting the subject is a rental and tenant was not paying rent. By X/XXXX, they explain they are evicting the tenant, then in XX/XXXX the subject is vacant and in need of "some fixing". Borrower expressed interest in a mod the following month. Loss mit review was closed in XX/XXXX for failure to return all docs. Loss mit package noted as complete in X/XXXX and sent for review, three month stip plan approved later the same month. In X/XXXX, borrower advised that they had stopped working, due to XXXXX and was not getting paid, and would not be getting unemployment as they were a temp employee, borrower has no savings to make payments, requested a two month extension on the stip plan. Extension granted, and mod was booked the following month. In X/XXXX, borrower disputed the due date, as they had just made a payment, borrower was advised that the X/XXXX payment they made was the final stip payment, not the first mod payment, meaning the X/XXXX post mod payment was still due. Borrower made two payments in X/XXXX, which were returned, then borrower replaced the same month, and was a rolling XX+ until it was reinstated in X/XXXX, when borrower stated they were again unemployed, but was receiving rent and a stimulus check, payments made regularly since reinstatement. In XX/XXXX, borrower noted they received a notice that their HOI was not paid, review noted that the borrower's escrow funds were used to pay a different policy (for another customer). Issue was resolved in X/XXXX, when funds were refunded to escrow and correct policy was paid. No further contact with borrower since they verified the escrow resolution on X/X/XXXX.

REASON FOR DEFAULT: Income reduction due to tenants not paying and XXXXX.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X%, modified P&I $X,XXX.XX, matures X/X/XXXX.  No deferred balance.

FORECLOSURE: Loan referred to FC XX/XXXX, loss mit hold placed in X/XXXX, followed by a XXXXX hold in X/XXXX, closed in X/XXXX due to mod.

BANKRUPTCY: N/A

PROPERTY: X/XXXX subject noted to be a rental property, currently occupied by tenant.

437338284	5/1/2022	4/6/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	CT	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Borrower advised of hardship Sep XXXX due to termites, car repairs and family illness. Repay plan failed due to X NSF returns. Borrower was unresponsive until request for assistance Feb XXXX, trial approved iao $XXXX from May-Nov XXXX. Trial and all post-mod payments have been made timely with little ongoing contact. Last contact X/X/XXXX request for a lower rate, servicer advise mod docs are fixed rate.

REASON FOR DEFAULT: Excessive obligations

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXXX.XX, matures X/X/XXXX, $X deferred balance.

FORECLOSURE: Referred to foreclosure XX/XX/XXXX, title is clear, first legal filed XX/X/XXXX, service completed XX/X/XXXX.

BANKRUPTCY: No BK activity found

PROPERTY: Property is owner occupied.  No property issues noted.

437338288	8/1/2022	4/5/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	SC	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Appears at the starting of contact history the loan was in bankruptcy suspension. Last contact XX/XX/XXXX borrower called and paid escrow shortage.

REASON FOR DEFAULT: Unknown.

MODIFICATION: Loan has been modified X times, most recently in XXXX. NON-HAMP, first pay due XX/XX/XXXX, modified balance $XX,XXX.XX at X.XXX% , modified P&I $XXX.XX, matures/expires XXXX.  Deferred balance iao $X,XXX.XX.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: Appears starting of contact history loan was in active BK for chapter XX , unable to determine the filed date . BK discharged on XX/XX/XXXX.

PROPERTY: Current occupancy unknown. Per seller data owner occupied. No property issues noted.
437338289	6/30/2022	4/1/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	UT	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Borrower's bankruptcy attorney removed his authorization on the account in X/XXXX, and asked servicer to stop sending statements to his office in X/XXXX. Borrower confirmed insurance coverage in X/XXXX; borrower also asked about XXXXX assistance, but didn't submit a XXXXX application. No further contact.

REASON FOR DEFAULT:  No default

MODIFICATION: N/A

FORECLOSURE:  No FC activity found

BANKRUPTCY:  Chapter XX filed in XXXX (date unknown); discharged XX/XX/XXXX. File closed X/XX/XXXX.

PROPERTY: Owner occupied. No mention of property condition.

437338290	5/22/2022	4/22/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	SC	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Appears Loan is in loss mitigation, Last contact XX/XX/XXXX borrower called to inquiring payment ,servicer advised it was documented.

REASON FOR DEFAULT: Bills

MODIFICATION: Loan has been modified X time, most recently in XXXX. NON-HAMP, first pay due XX/XX/XXXX, modified balance $XX,XXX.XX at X.XXX , modified P&I $XXX.XX, matures/expires XXXX.  Deferred balance iao $XX,XXX.XX.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No Bk activity noted.

PROPERTY: Current occupancy unknown, per seller data owner occupied. No property issues noted.
437338291	5/28/2022	4/29/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	Yes	XXXXX	XXXXX	PA	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Borrower was unresponsive to collection efforts until served in foreclosure action. Loss mitigation requested July XXXX, hardship due to expenses for taking care of elderly parents. primaryborrower reported deceased Oct XXXX. Trial plan approved with $XXXX down and $XXXX.XX from Jan-June XXXX, plan failed Feb XXXX when borrower declined final mod terms and fully reinstated XX payments. Account is performing since reinstatement with occasional account inquiry. Last contact X/X/XXXX to request XXXX statement.

REASON FOR DEFAULT: Excessive obligations, death of primaryborrower

MODIFICATION: Loan has been modified X times, most recently in XXXX. IO TEMP EXPIRED, first pay due X/XX/XXXX, modified balance $XXX,XXX.XX at X.XX% for X years then return to note rate, modified IO $XXX.XX, expires XX/XX/XXXX, maturity X/X/XXXX which is the date on which the Note matures. $XX,XXX.XX deferred balance is not eligible for forgiveness.

FORECLOSURE: Referred to foreclosure X/XX/XXXX, title is clear, complaint filed X/XX/XXXX, service completed X/XX/XXXX, judgment entered X/XX/XXXX, sale set for X/XX/XXXX was canceled due to reinstatement.

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied.  No property issues noted.

437338298	5/1/2022	4/19/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	MD	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Borrower made X timely payments after May XXXX mod and was unresponsive until Nov XXXX, hardship due to she is a XXXXXX and does not work in summer. Promise to reinstate by end of month was not kept. Borrower requested a mod review Mar XXXX, complete package submitted May XXXX, financials are not noted. Trial approved with $XXXX down and $XXXX.XX from July-Dec XXXX, paid as agreed. Account remains current post-mod, last contact X/XX/XXXX for phone payment.
REASON FOR DEFAULT:  Income curtailment
MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXXX.XX, matures X/X/XXXX, $X deferred balance.
FORECLOSURE: FC initiated prior to review period was cured May XXXX by modification. Demand sent XX/X/XXXX, referred to foreclosure X/XX/XXXX, title is clear, first legal filed X/XX/XXXX, service completed X/XX/XXXX. Case dismissed Dec XXXX after modification.
BANKRUPTCY: No BK activity found
PROPERTY: Property is owner occupied.  No property issues noted.

437338301	5/1/2022	4/7/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	NM	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: No contact with borrower, current loan.

REASON FOR DEFAULT:   No RFD required.

MODIFICATION: IO TEMP EXPIRED, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X% for X years, modified IO payment $XXX.XX, matures XX/X/XXXX.  Deferred balance iao $XX,XXX.XX is not eligible for forgiveness.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found.

PROPERTY:   Unable to confirm current occupancy.   Loan originated as second home.

437338302	5/21/2022	4/15/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	MD	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Appears at the starting of contact history loan was in reinstatement.. Last contact on XX/XX/XX borrower wired the funds and gave the confirmation. Wire received and posted for $XXXX.XX. No other activity noted.

REASON FOR DEFAULT: Death in the family.

MODIFICATION: Loan has been modified X time, most recently in XXXX. TEMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X.XXX% for XX months, modified P&I $XXX.XX, expires XX/XX/XXXX, matures XX/XX/XXXX, deferred balance iao $XX,XXX.X of which $X.XX is eligible for debt forgiveness.

FORECLOSURE: XX/XX/XX FC filed. XX/XX/XXXX FC file was dismissed because of reinstatement was completed.

BANKRUPTCY: No BK activity not noted.

PROPERTY: Current occupancy unknown. Per servicer data owner occupied. No property issues noted.
437338303	4/8/2022	4/5/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	AL	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Last borrower contact XX/XX/XXXX when borrower called to confirm payment applied. No recent attempt to contact borrower. Borrower was on a prior RPP that started X/XX/XXXX and after a few changed plan terms it endedXX/XX/XXXX. The monthly payment was set for $XXX.XX. There was a prior attempt at a RPP in X/XXXX that failed. Borrower was also on a Stip to Mod plan that ended XX/XXXX when loan was modified.

REASON FOR DEFAULT: RFD was last noted on X/XX/XXXX as curtailment of income due to XXXXX-XX XXXXX.

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XX,XXX at X.X% for XX years, modified P&I $XXX, matures XX/X/XXXX. No Deferred balance or debt forgiveness.

FORECLOSURE: No FC activity found.

BANKRUPTCY: Prior BK filed in XXXX and dismissed X/XX/XXXX. The filing date and chapter are unknown.

PROPERTY: Current property occupancy status was last noted on X/XX/XXXX as owner occupied. Current property condition was not provided.

437338305	1/12/2023	3/10/2022	BK13	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	IN	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Borrower is performing under the BK plan with no phone contact except for a X/XX/XXXX escrow inquiry, hardship not provided. Account is contractually paid ahead since Sep XXXX.

REASON FOR DEFAULT: Unknown

MODIFICATION: N/A

FORECLOSURE: No FC activity found

BANKRUPTCY: BKXX filed on unknown date in XXXX, case docs and details not provided.

PROPERTY: Property is non-owner occupied per seller data.  No property issues noted.

437338312	4/12/2022	3/31/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	PA	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Contact history begins X/XXXX, borrower on an active trial plan; stated on X/XX/XX that she sent the trial payment for May. Trial plan was completed in X/XXXX and mod was approved effective X/XX/XX; final mod docs received in XX/XXXX and processed in XX/XXXX. Borrower called in XX/XXXX to schedule a payment noting would make another payment on X/X/XX; stated RFD due to washer, dryer and dish washer broke. Pre-FC loss mit letter was sent on X/XX/XX; borrower called to schedule a payment. Last contact was in X/XXXX, borrower scheduled a payment. Loan is current.

REASON FOR DEFAULT: Borrower had to buy a new stove and oven, initial RFD was due to washer, dryer and dish washer broke.

MODIFICATION: NON-HAMP, first pay due X/XX/XXXX, modified balance $XX,XXX at X% for XX years, modified P&I $XXX, matures/expires XXXX. Deferred balance iao $X of which $X is eligible for forgiveness.

FORECLOSURE: File was in FC when history began in X/XXXX, referral date not provided. FC stopped in XX/XXXX due to modification and dismissed on XX/XX/XXXX.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found. Property appears to be owner occupied.

437338313	8/1/2022	4/11/2022	BKIT	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	TX	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Borrower filed BK prior to X/XXXX. Appears Trustee is making payments and many are posted to principal with no DD advanced. Loan is still paid ahead as of X/X/XXXX.

REASON FOR DEFAULT:  Unknown

MODIFICATION: No modification

FORECLOSURE:  No FC activity found

BANKRUPTCY:  Borrower filed BKXX, filing date and case # unknown. Amended POC filed X/XX/XXXX, amount unknown. No BK docs in loan file. Plan confirmed X/XX/XXXX. Appears to be a Trustee pay all BK. BK remains active.

PROPERTY:  Owner occupied. Property in XXXXXdisaster area on XX/X/XXXX. Safeguard inspection shows no visible damage from the street, but shows neglect. No claim filed. Another XXXXXdisaster on X/XX/XXXX, again no indication property was impacted.

437338316	4/20/2022	3/7/2022	BK13	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	MI	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Account is performing for X years under the BK plan with no contact except for X/XX/XXXX to request a payoff statement and X/XX/XXXX to inquire about XXXXX assistance, no details provided about hardship or financials.

REASON FOR DEFAULT: Unknown

MODIFICATION: Per seller loan was modified X/X/XXXX, copy is missing.

FORECLOSURE: No FC activity found

BANKRUPTCY: BKXX filed X/X/XXXX,  disposition unknown. BKXX filed on unknown date in XXXX, plan confirmed XX/XX/XXXX with ongoing payments made by borrower and arrears of $XXXX.XX paid through plan, POC not provided.

PROPERTY: Property is owner occupied per seller data.  No property issues noted.

437338322	5/25/2022	4/26/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	CA	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Modification was completed in X/XXXX, but was not applied to the system until X/XXXX. An authorized third party (ATP) made a phone payment in X/XXXX and XX/XXXX. Borrower requested XXXXX assistance in X/XXXX, and was advised to apply through the website. Borrower reinstated that month. No further contact. Borrower has paid through the website over the past year.

REASON FOR DEFAULT:  XXXX: unknown. XXXX: XXXXX impact-borrower unemployment

MODIFICATION: Loan has been modified X time, in XXXX. NON-HAMP, first pay due X/XX/XXXX, modified balance $XX,XXX.XX at X% for XX years, modified P&I $XXX.XX, matures X/XX/XXXX. No deferred amounts noted.

FORECLOSURE:  No FC activity found

BANKRUPTCY:  No BK activity found

PROPERTY: Owner occupied. No mention of property condition.
437338324	5/1/2022	4/4/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	NY	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: XX/XX/XXXX loss mitigation package received. Comments reference loan permanently denied for modification, no details. Borrower hired Xrd party to help with modification, no an attorney, who was authorized on the loan. X/XX/XXXX investor approved exception for new review for modification. Trial plan approved X/XX/XXXX, down payment of $XX,XXX.XX, due X/XX/XXXX and X payments of $X,XXX.XX starting X/X/XXXX. Borrower made all payments and loan was modified on XX/X/XXXX. X/XX/XXXX borrower called about the increase in payment, went over terms of modification and the increase in escrow account. Borrower asking for loss mitigation options.

REASON FOR DEFAULT:    First contact with borrower was XX/XX/XXXX checking on modification documents.  No RFD provided, modification was negotiated by a Xrd party.

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X.X% for XX years, modified P&I $X,XXX.XX, matures X/X/XXXX.  No deferred balance.

FORECLOSURE:   Referred to attorney XX/X/XXXX.  Foreclosure dismissed when modification boarded.

BANKRUPTCY: No BK activity found

PROPERTY:  Unable to confirm current occupancy.  Loan originated as owner occupied.

TITLE ISSUES: Foreclosure attorney identified issue with the legal description on XX/XX/XXXX and recommended title claim.  Title claim filed XX/XX/XXXX.  XX/XX/XXXX title company agreed to pay costs to have a count added to the foreclosure action to resolve.  Foreclosure was dismissed XX/X/XXXX, title issue unresolved.

437338326	4/12/2022	3/9/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	NY	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: X/XX/XXXX web chat with borrower to confirm payment was received. Last contact with the borrower was X/X/XXXX making payment on-line. Borrower unresponsive to all collection efforts.

REASON FOR DEFAULT:   No RFD provided.

MODIFICATION: NON-HAMP, Modification of the Note, first pay due XX/X/XXXX, modified balance UTD at XX.X%, modified P&I $XXX.XX. Maturity date set forth of the Note; X/XX/XXXX.  No deferred balance.   Modification addressed interest rate and payment only.   Original note was an ARM and modification fixed rate and payment.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found.

PROPERTY:   Unable to confirm current occupancy.   Loan originated as owner occupied.

437338328	5/1/2022	4/15/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	NY	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Loan modified in XXXX, XXXX and XXXX. Mod pending at start of review period, docs returned by borrower were unsigned. Mod docs were then returned signed in X/XXXX, but rejected due to borrower names not being in Notary block. Signatures corrected the following month and mod booked. Minimal contact noted both pre and post mod, last contact was X/XX/XXXX when ATP inquired about XXXX.

REASON FOR DEFAULT: Unknown.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X%, modified P&I $X,XXX.XX, matures X/X/XXXX. Deferred balance iao $XX,XXX.XX which is not eligible for forgiveness.

FORECLOSURE: Active FC was closed at time of modification in X/XXXX.

BANKRUPTCY: N/A.

PROPERTY: No indication of any property issues. Owner occupied per comments on XX/XX/XXXX.

437338333	5/1/2022	4/15/2022	CURR	XXXXX	XXXXX	Yes	XXXXX	XXXXX	CT	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Stip plan approved X/XX/XXXX, no down payment and X payments of $X,XXX.XX. X/XX/XXXX, at mediation hearing, advised would more than likely decline plan, as unaffordable. Borrower never responded and loss mitigation closed X/XX/XXXX. Borrower successfully delayed foreclosure with incomplete loss mitigation packages, filing motions with the court that loss mitigation was on-going. Complete loss mitigation package received XX/XX/XXXX. X/X/XXXX stip plan approved with no down payment and X payments of $X,XXX.XX beginning X/X/XXXX. Plan accepted X/XX/XXXX. Plan payments made and modification approved and boarded X/X/XXXX. X/X/XXXX disputing due date, which was corrected resulting in the negative posting in X/XXXX. X/XX/XXXX behind on HOA dues and HOA starting foreclosure action. Unable to determine status of HOA foreclosure. All communication has been with the heir's fiance. Last contact was X/X/XXXX about escrow analysis.
REASON FOR DEFAULT:  Borrower is deceased, son is heir and successor in interest, XXXXX.
MODIFICATION:  NON-HAMP,  first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXX.XX, matures X/X/XXXX.  No deferred balance.
FORECLOSURE:   Active foreclosure in X/XXXX, on hold for loss mitigation.   Foreclosure was in mediation.  X/XX/XXXX attorney recommended filing new documents as co-borrower listed and she quit claimed property to borrower in XXXX.  Law date set for X/XX/XXXX, but court imposed postponement based on motion filed by borrower.    New law date X/XX/XXXX postponed due to another motion filed by the borrower.  New date of XX/X/XXXX.  Foreclosure dismissed after modification was boarded.  Unable to determine foreclosure dates.
BANKRUPTCY: No BK activity found.
PROPERTY:   Borrower is deceased.   Unable to confirm current occupancy, appears heir is living in the home.
TITLE ISSUES:   HOA has started foreclosure action.  Unable to determine status. X/XX/XXXX No open HOA or Muni liens indicated on current search. One judgment lien which is jr. to subject was noted.

437338335	5/1/2022	4/4/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	NJ	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Borrower requested a mod application Aug XXXX, denied due to within XX days of FC sale date. Hardship due to divorce, non-obligated spouse is on deed and occupies property, failed to make payments. Mod package was submitted Oct XXXX after BK filing, financials are not documented. Trial approved iao $XXXX from Jan-June XXXX, paid as agreed. Account remains current with no further contact since X/XX/XXXX confirmation of trial plan requirements.

REASON FOR DEFAULT: Divorce

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXX.XX, matures X/X/XXXX, $X deferred balance.

FORECLOSURE: FC sale set prior to review period was stayed by BK filing. Post-BK sale X/XX/XXXX was stayed by BKX, FC dismissed after modification.

BANKRUPTCY: BKXX filed by borrower prior to review period, case was dismissed at confirmation hearing X/XX/XXXX. BKX filed by ex-wife X/XX/XXXX, MFR requested XX/X/XXXX, relief granted XX/X/XXXX.

PROPERTY: Property is owner occupied.  No property issues noted.

437338339	5/1/2022	4/15/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	VT	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: A door knocker made contact with borrower in X/XXXX. Servicer approved a repay plan in X/XXXX. Borrower accepted the plan, but the plan broke in XX/XXXX. Servicer approved another repay plan in XX/XXXX, and borrower accepted. Borrower reported a XXXXX hardship in X/XXXX, but continued to make the plan payments. Loan reinstated in X/XXXX and has since remained current. Borrower verified balance figures in XX/XXXX, and requested LPI cancellation in XX/XXXX. Borrower verified HOI coverage in X/XXXX, and confirmed a change in insurance carriers in X/XXXX.
REASON FOR DEFAULT:  XXXX: death of family members, borrower had reduced work hours. XXXX: misses work when caring for father in MA, XXXXX impact-reduced work hours
MODIFICATION: Loan has been modified X times, most recently in XXXX. NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XX% for XX years, modified P&I $XXX.XX, matures X/X/XXXX.  Deferred balance iao $XX,XXX is not eligible for forgiveness.
FORECLOSURE:  Referred X/XX/XXXX. Loss mit hold X/X/XXXX to XX/X/XXXX. Complaint filed XX/X/XXXX. Loss mit hold XX/XX/XXXX. XXXXX moratorium hold X/XX/XXXX. Borrower reinstated in X/XXXX. Motion to dismiss filed X/X/XXXX, granted X/XX/XXXX.
BANKRUPTCY:  No BK activity found
PROPERTY: Owner occupied. No mention of property condition.
TITLE ISSUES: Legal description error; page X of mortgage references county as XXXXX when it should be XXXXX. Title claim filed XX/XX/XXXX, claim denied X/X/XXXX. Issue was to be cleared through judgment.
437338344	4/27/2022	4/23/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	NY	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Last borrower contact X/XX/XXXX with general question regarding access to original closing documents. Borrower was on a X month Stip to mod plan iao $XXX per month that started X/XX/XXXX and ended X/XX/XXXX. Loan was then modified.

REASON FOR DEFAULT: RFD was last noted on XX/XX/XXXX as curtailment of income.

MODIFICATION: NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX at X.X% for XX years, modified P&I $XXX, matures X/XX/XXXX. Deferred balance iao $XX,XXX is not eligible for forgiveness.

FORECLOSURE: Comments started X/X/XXXX with loan an active FC. Prior FC timelines were not provided however, Judgement was entered X/X/XXXX and FC sale set for XX/X/XXXX. Borrower contested FC so Sale date was cancelled.  Litigation resolved X/XX/XXXX then FC court delays due to XXXXX-XX and Loss Mit activity. FC closed after loan was modified XX/XXXX.

BANKRUPTCY: No BK activity found.

PROPERTY: Property was last noted as Vacant and secured on XX/XX/XXXX and previous comments on XX/XX/XXXX indicated property was a vacation home. Current property condition was not provided.

437338346	6/1/2022	4/29/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	NY	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Borrower was on an active trial mod plan in X/XXXX. Modification was finalized in X/XXXX. Borrower continued to make trial payments, as the agreement was not signed until X/XXXX; reason unknown. Payments since mod completion have been made through the website. No contact with borrower in review period.

REASON FOR DEFAULT:  Unknown

MODIFICATION: Loan has been modified X times, most recently in XXXX. NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $X,XXX.XX, matures XX/X/XXXX. No deferred amounts noted. Modification was signed in X/XXXX, and booked to the system in X/XXXX; payments applied in X/XXXX after mod completion were effective dated from XX/XXXX to X/XXXX.

FORECLOSURE:  Timeline was not provided prior to X/XXXX; case was contested and in active litigation. Modification was completed in XX/XXXX. Motion to dismiss filed X/XX/XXXX, granted X/XX/XXXX.

BANKRUPTCY:  No BK activity found

PROPERTY: Owner occupied. No mention of property condition.
437338347	5/1/2022	3/30/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	FL	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Borrower applied for mod assistance in X/XXXX, and servicer approved a X-month trial mod plan in X/XXXX. Borrower verified plan terms in X/XXXX, and confirmed payment amount in X/XXXX; borrower also confirmed receipt of executed mod documents. No further contact. Modification was completed in X/XXXX with an effective date of X/XXXX. Subsequent payments have been made through the website.

REASON FOR DEFAULT:  Unknown

MODIFICATION: Loan has been modified X times, most recently in XXXX. NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXX.XX, matures X/X/XXXX. No deferred amounts noted.

FORECLOSURE:  Timeline was not provided. Stayed by BK filing. XXXXX moratorium hold started X/XX/XXXX. Motion to dismiss filed X/XX/XXXX, granted X/XX/XXXX.

BANKRUPTCY:  X) Chapter XX filed XX/XX/XXXX. Plan confirmed X/XX/XXXX. Dismissed XX/XX/XXXX. X) Chapter X filed X/XX/XXXX, discharged XX/XX/XXXX; no mention of reaffirmation. X) Chapter XX filed XX/XX/XXXX, dismissed X/XX/XXXX.

PROPERTY: Owner occupied. No mention of property condition.
437338351	5/1/2022	4/15/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	FL	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: A repay plan was cancelled in X/XXXX for non-payment. Borrower requested a reinstatement quote in X/XXXX, and gave a promise to pay in X/XXXX. Servicer approved a X-month repay plan in X/XXXX, but borrower was unable to obtain an advance on his commission from his employer; plan closed in XX/XXXX. Borrower requested a mod application in X/XXXX, but a mod review was denied in X/XXXX due to pending foreclosure sale. Borrower requested a mod application in X/XXXX and continued to have sporadic contact with servicer during the bankruptcy. Borrower reinstated in X/XXXX while the BK case was active. Servicer corrected payment application in X/XXXX; late charge funds were incorrectly applied to principal. Last contact was in XX/XXXX.
REASON FOR DEFAULT:  XXXX: on commission, waiting for funds from XXXXX. XXXX: XXXXX from XXXX, paid for repairs out of pocket; reduced income
MODIFICATION: Loan has been modified X times, most recently in XXXX. NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XX% for XX years, modified P&I $XXX.XX, matures X/X/XXXX.  Deferred balance iao $XX,XXX is not eligible for forgiveness. Modifications were also completed in XXXX and XXXX.
FORECLOSURE:  Timeline was not provided. Motion to dismiss denied by judge X/XX/XXXX, contested matter resolved X/XX/XXXX. Defendant filed a motion for reconsideration, hearing on X/XX/XXXX. Opposing counsel file da trial notice. Loss mit hold in X/XXXX, released in XX/XXXX. Judgment was granted at trial XX/XX/XXXX. Sale was scheduled for X/XX/XXXX, but BK hold from X/XX/XXXX to X/XX/XXXX, then XXXXX moratorium hold started. Motion to dismiss filed X/XX/XXXX, granted X/XX/XXXX.
BANKRUPTCY:  X) Chapter XX filed X/XX/XXXX, dismissed X/XX/XXXX. Borrower's motion to reinstate case was granted. Case was dismissed at confirmation hearing X/XX/XXXX. X) Chapter XX filed X/XX/XXXX, dismissed X/XX/XXXX. X) Chapter XX filed X/XX/XXXX, dismissed X/XX/XXXX. X) Chapter XX filed X/XX/XXXX, dismissed X/XX/XXXX.
PROPERTY: Owner occupied. Insurance claim filed for XXXXX damage on unknown DOL; review was closed in XX/XXXX as all funds had previously been endorsed and released. Unable to determine current status of repairs.
437338353	5/1/2022	4/15/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	NJ	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Account was rolling XX-delinquent throughout XXXX, borrower disputed due date and claims prior servicer did not credit a payment. XXXXX assistance requested April XXXX due to work closure, FB approved April XXXX was extended through Mar XXXX for continued unemployment. Borrower inquired about assistance options Oct XXXX and was combative, claiming he expected a deferral. Application submitted Dec XXXX, deferral approved April XXXX. Borrower provided proof of payment misapplied in Oct XXXX to a different account, servicer corrected error June XXXX. Account remains current last XX months, last contact X/XX/XXXX to request a history of tax and insurance payments.

REASON FOR DEFAULT: XXXXX unemployment

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X.X% for XX years, modified P&I $XXX.XX, matures X/X/XXXX. $XX,XXX.XX deferred balance is not eligible for forgiveness.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Property is owner occupied.  No property issues noted.

437338368	5/1/2022	4/4/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	Yes	XXXXX	XXXXX	IA	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Loan reviewed for loss mit in XX/XXXX, STIP mod approved as of XX/XX/XXXX, trial payments completed and mod completed as of XX/XX/XXXX. XX/XX/XXXX borrower called and stated his wife was passed away March XXth, death certificate received on XX/XX/XXXX. Last contact on XX/XX/XXXX borrower called regarding a letter, servicer stated those are small amount of claim funds from restricted escrow to borrower.

REASON FOR DEFAULT: Borrower illness.

MODIFICATION: Loan has been modified X times, most recently in XXXX. NON-HAMP, first pay due XX/XX/XXXX, modified balance $XX,XXX.XX at X% , modified P&I $XXX.XX, matures/expires XXXX. No deferred balance listed.

FORECLOSURE: Appears loan was in active FC prior to start of contact history and FC was hold for BK at start of contact history. FC resumed after BK, FC restarted in XX/XX/XXXX, prior FC was not valid. FC placed on hold for loss mit on XX/XX/XXXX and XXXXX-XX in XX/XXXX, FC closed on XX/XX/XXXX with completion of mod.

BANKRUPTCY: Appears loan was in active BKXX at start of loan, filing date not provided. BK dismissed on XX/XX/XXXX.

PROPERTY:  Current occupancy owner occupied. Active hazard insurance claim noted at start of contact history, DOL XX/XX/XXXX, COL XXXXX, roof and interior damage noted. XX/XX/XXXX check received for $XX,XXX.XX. Borrower stated he wanted to use all insurance funds to repair roof and would pay for interior damage out of pocket. XX/XX/XX stated XXX% roof and exterior repairs completed, XX% of interior repairs completed. XX% of funds noted as disbursed as of XX/XX/XXXX, borrower was advised to contact insurance for additional funds if needed. Multiple attempts made since to contact borrower for status updates on repairs, no contact regarding loss draft noted, unable to determine current status of repairs.

437338375	5/1/2022	4/28/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	NJ	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Contact history begins X/XXXX. Borrower struggled to make payments on the loan and was approved for a mod effective X/X/XX. Borrower failed to perform on the mod and a pre-FC letter was sent on XX/XX/XX. Authorized Xrd party, XXXXX (daughter) called in X/XXXX stating that he had been ill and not working and requested reinstatement quote; was advised of loss mit options. Loan was reinstated in X/XXXX and has remained current. Last contact was on X/XX/XX, . XXXXX called in to discuss an insurance claim check; call transferred to loss draft department.
REASON FOR DEFAULT: Unemployment.
MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X% for XX years, modified P&I $X,XXX, matures/expires XXXX. Deferred balance iao $X.XX of which $X.XX is eligible for forgiveness.
FORECLOSURE: Loan was in FC when history began in X/XXXX, on hold for loss mit. File was closed on X/X/XXXX due to modification. Borrower failed to perform on the mod and file was referred to FC on XX/XX/XXXX. FC stopped on X/XX/XXXX due to reinstatement. Motion to dismiss FC was filed and granted on X/XX/XXXX.
BANKRUPTCY: Servicing notes on X/XX/XXXX indicates that a BKXX has been filed (filing date not provided) and the trustee's office provided a letter stating $XXX was sent to XXXXXin error and requested for the funds to be repaid to the trustee's office as the BK plan was a surrender plan and XXXXX proof of claims should have never been set up on the trustee's ledger, no further information provided. Per loan file, BK dismissed on XX/XX/XXXX.
PROPERTY: Loss draft check iao $X,XXX was received on X/XX/XXXX for XXXXX damage that occurred on X/XX/XXXX. All funds endorsed and released on X/XX/XXXX. No details regarding repairs provided. Property verified as owner occupied in X/XXXX.
TITLE ISSUES: Prior Judgment was identified in X/XXXX and title claim was filed on X/XX/XXXX. Title issue confirmed resolved on X/X/XXXX.
437338386	6/1/2022	4/29/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	CA	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Last contact XX/XX/XXXX with the borrower making a payment. The borrower frequently calls in to make their payment. The borrower suffered an illness and was not able to work for a few months.

REASON FOR DEFAULT: The  reason for default was Illness of borrower and unable to work.

MODIFICATION: Loan has been modified most recently in XXXX. NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X.XX% for XX years, modified P&I $X,XXX.XX, matures XX/XX/XXXX.  Deferred balance iao $X.XX

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: No property issues noted.  Servicing comments on X/XX/XXXX reflect that the property is owner occupied.

437338395	5/1/2022	4/2/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	IN	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Borrower was unresponsive throughout XXXX delinquency until foreclosure was filed, hardship due to income curtailment. Borrower is self-employed with XXXX business income. Application submitted Sep XXXX was not incomplete until Mar XXXX. Trial approved with $XXXX down and $XXX from May-Oct XXXX. Trial and all post-mod payments have been made timely with no further contact since final trial payment was made XX/XX/XXXX.
REASON FOR DEFAULT: Income curtailment
MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XX,XXX.XX at X% for XX years, modified P&I $XXX.XX, matures XX/X/XXXX, $X deferred balance.
FORECLOSURE: Referred to foreclosure prior to review period, demand date unknown, title is clear. First legal delayed by missing AOM, complaint filed X/XX/XXXX, service completed XX/XX/XXXX, pre-sale redemption expired XX/XX/XXXX. Judgment entered X/XX/XXXX, case dismissed after modification.
BANKRUPTCY: No BK activity found
PROPERTY: Property is owner occupied.  No property issues noted.

437338396	5/27/2022	4/29/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	FL	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Comments begin May XXXX with foreclosure in process, servicer unable to make contact, original hardship unknown. Borrower accepted trial solicitation with $XXXX down and $XXXX.XX/mo from Oct XXXX-Mar XXXX through his attorney, plan paid timely. Borrower returned final mod docs and first payments late due to XXXXX income curtailment. Account is performing since June XXXX with no further contact except for X/XX/XXXX request to remove co-borrower from account. Borrowers are divorcing, primaryborrower and kids remain in home, servicer advised that she would have to refinance to remove him.

REASON FOR DEFAULT: Income curtailment

MODIFICATION: Loan has been modified X time: NON-HAMP, first pay due X/XX/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXXX.XX, matures X/XX/XXXX. $XX,XXX.XX deferred balance is not eligible for forgiveness.

FORECLOSURE: Complaint filed prior to review period, service completed X/XX/XXXX. Borrower filed answer and affirmative defenses July XXXX, case dismissed after modification.

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied.  No property issues noted.

437338397	4/30/2022	4/20/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	PA	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Borrower made only X timely payment after July XXXX mod and was unresponsive prior to acceptance a pre-approved trial iao $XXXX from April -Sep XXXX, no hardship or financials are noted. All trial and post-mod payments have been made timely with no further contact since X/X/XXXX phone payment.

REASON FOR DEFAULT: RFD code is income curtailment, details unknown

MODIFICATION: NON-HAMP, first pay due X/XX/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXX.XX, matures X/XX/XXXX, $X deferred balance.

FORECLOSURE: Referred to foreclosure X/XX/XXXX, title is clear, complaint filed X/X/XXXX, service completed X/XX/XXXX. Case was dismissed after modification.

BANKRUPTCY: No BK activity found

PROPERTY: Property is owner occupied.  No property issues noted.

437338399	5/1/2022	4/4/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	NC	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: XX/XXXX received call from borrower, servicer transferred for further assistance. Per servicer mailed MOD docs with current appraisal of property documents. XX/XXXX-X/XXXX borrower called several times and inquired regarding payment and principal increase. servicer explained the change because of MOD, after X years paying P&I $XXX.XX and regarding principle balance increase , transferred to loss mitigation. Borrower called XX/XXXX stated that he is behind paying payments because additional bills and requested X month deferment moved the payment for XX/XX/XXXX. Borrower called XX/XXXX inquiring refinance options to lower his insurance payments. Servicer advised that he can apply any refund from old insurance and request for new insurance. XX/XX/XXXX servicer mailed reinstatement credit refund iao $XXXX.XX. Last contact XX/XX/XXXX borrower called and inquired regarding credit report dispute. Servicer advised that they sent correct report to credit burro. No other activity noted.

REASON FOR DEFAULT: Additional bills.

MODIFICATION: Loan has been modified X times, most recently in XXXX. IO TEMP EXPIRED, first pay due XX/XX/XXXX, modified balance$XXX,XXX.XX at X.XX% for X years, modified P&I $XXX.XX, expires X/X/XXXX, matures X/X/XXXX the date in which the Note matures . Deferred balance iao $XX,XXX.X of which $X.XX is eligible for forgiveness.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: Current occupancy unknown, per seller data owner occupied. No property issues noted.

437338401	4/25/2022	4/1/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	GA	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: X/X/XXXX borrower called for status and amount due. XX/XX/XXXX borrower called to advise payment had been made, RFD, work slow. Last contact was X/XX/XXXX inquiring about refinance to remove other borrower from loan. Borrower stays in contact with servicer and keeps promises.

REASON FOR DEFAULT:   Only RFD was XX/XX/XXXX, work was slow.

MODIFICATION: NON-HAMP, first pay due X/XX/XXXX, modified balance $XX,XXX.XX at X.X%, modified P&I $XXX.XX, matures XX/XX/XXXX.  Deferred balance iao $X,XXX.XX is not eligible for forgiveness.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found.

PROPERTY:   Unable to confirm current occupancy.   Loan originated as owner occupied.

437338404	4/28/2022	4/4/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	UT	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Active cease and desist on account. Co-borrower requested a mod application in XX/XXXX, and applied for assistance the following month. Servicer approved a modification in XX/XXXX; borrower accepted and sent the down payment in X/XXXX. Modification was completed in X/XXXX. Co-borrower requested website assistance in X/XXXX, and made a phone payment. No further contact.

REASON FOR DEFAULT:  Unknown

MODIFICATION: Loan has been modified X times, most recently in XXXX. NON-HAMP, first pay due X/XX/XXXX, modified balance $XXX,XXX.XX at X.XX% for XX years, modified P&I $XXX.XX, matures X/XX/XXXX.  Deferred balance iao $X,XXX.XX is not eligible for forgiveness.

FORECLOSURE:  Timeline prior to X/XXXX was not provided; AOM was pending. NOD filed X/XX/XXXX. Presale redemption expired XX/XX/XXXX. Loss mit hold XX/XX/XXXX. Modification was completed in X/XXXX. Motion to dismiss filed X/XX/XXXX, granted X/XX/XXXX.

BANKRUPTCY:  No BK activity found

PROPERTY: Owner occupied. No mention of property condition.
437338408	4/30/2022	4/15/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	NJ	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Only contact with borrower has been making on-line payments. Last payment made X/XX/XXXX.

REASON FOR DEFAULT:   No RFD, current loan.

MODIFICATION: Loan has been modified X times, most recently in XXXX NON-HAMP, first pay due X/XX/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $X,XXX.XX, matures X/XX/XXXX.  Deferred balance iao $XXX,XXX.XX is not eligible for forgiveness.

FORECLOSURE:   No evidence of foreclosure.

BANKRUPTCY:   No evidence of BK.

PROPERTY:   Unable to confirm current occupancy.  Loan originated as owner occupied.

437338416	5/1/2022	4/4/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	VA	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Co-borrower confirmed servicer payment receipt in X/XXXX, and verified an auto-draft date in X/XXXX. Co-borrower changed the auto-draft date in X/XXXX, but cancelled draft payments in XX/XXXX. Co-borrower requested one month of XXXXX assistance in XX/XXXX, but servicer determined borrower wanted to pay after grace period expiration; no hardship. Borrower wanted to apply for an interest rate renewal in X/XXXX through web chat, and asked about making a partial payment; borrower made a double payment that month. No further contact.

REASON FOR DEFAULT:  No default

MODIFICATION: Loan has been modified X times, most recently in XXXX. NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXX.XX, matures X/X/XXXX.  Deferred balance iao $XX,XXX.XX is not eligible for forgiveness.

FORECLOSURE:  No FC activity found

BANKRUPTCY:  No BK activity found

PROPERTY: Owner occupied. No mention of property condition.

437338419	5/28/2022	4/26/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	LA	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Co-borrower provided an insurance dec page in X/XXXX to verify HOI, and verified WX and WX forms needed to verify the policy in X/XXXX. No further contact.

REASON FOR DEFAULT:  No default

MODIFICATION: Loan has been modified X time, in XXXX. NON-HAMP, first pay due X/XX/XXXX, modified balance $XX,XXX.XX at X% for X years, modified P&I $XXX.XX, matures XX/XX/XXXX.  Deferred balance iao $XX,XXX.XX is not eligible for forgiveness.

FORECLOSURE:  No FC activity found

BANKRUPTCY:  No BK activity found

PROPERTY: Owner occupied. No mention of property condition.

437338420	5/4/2022	3/28/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	FL	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: X/X/XXXX loan modified in X/XXXX and borrower calling to confirm payments posted. X/XX/XXXX borrower called to discuss increase in payments, which was due escrow. No contact with borrower since.

REASON FOR DEFAULT:   RFD in X/XXXX was due to the boarding of a recent modification and payments not being posted.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X%, modified P&I $XXX.XX, matures X/X/XXXX.  No deferred balance.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found.

PROPERTY:   Unable to confirm current occupancy.   Loan originated as owner occupied.

437338421	5/1/2022	3/31/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	NY	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: There is no borrower contact during review period, all contact is through borrower attorney. Mod was denied X times in XXXX due to incomplete docs, new application submitted Jan XXXX. Trial approved with $XXK down and $XXXX.XX from Feb-July XXXX, hardship and financials are not noted. All trial and post-mod payments have been made timely. Last contact with authorized attorney X/XX/XXXX to confirm address for future payments.

REASON FOR DEFAULT: Unknown

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXXX.XX, matures X/X/XXXX, $X deferred balance.

FORECLOSURE: FC initiated prior to review period was stayed by BK and dismissed after modification.

BANKRUPTCY: BKXX filed on unknown date in XXXX. Objection to plan was resolved after loss mitigation was approved, plan confirmed XX/XX/XXXX, case discharged X/X/XXXX.

PROPERTY: Property is owner occupied.  No property issues noted.

437338423	5/1/2022	4/20/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	NY	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Last contact XX/XX/XXXX with borrower promising to pay. The borrower's mom was sick and had to care for her. No recent contact as the borrower managed to bring the loan current in XX/XXXX and stay has remained current since.

REASON FOR DEFAULT: The last reason for default was curtailment of income.

MODIFICATION: The modification is missing.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: No property issues noted.

437338431	5/1/2022	4/29/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	IL	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Borrower hardship noted X/X/XXXX; waiting on commission. X-month FB offered X/X/XXXX; plan broken X/XX/XXXX paid less than due. Borrower stated X/XX/XXXX husband mortgage broker; she is part-time XXXXX not being paid in summer. Borrower inquired about Mod workout. XX-month FB offered X/X/XXXX. Borrower stated X/XX/XXXX paying for kids college expenses. Borrower stated X/XX/XXXX impacted by XXXXX; school closed, RPP extended to XX/XXXX, plan kept. Borrower inquired about deferral X/X/XXXX. Borrower inquired about payment increase XX/XX/XXXX. Last contact X/X/XXXX borrower advised of NSF payment.
REASON FOR DEFAULT: Curtailment of income. Excessive obligations.
MODIFICATION: STEP HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X.X% for X years, modified P&I $X,XXX.XX, matures XX/X/XXXX.  Deferred balance iao $X.XX.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Property is owner-occupied. No property damage noted.

437338432	5/1/2022	4/26/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	NJ	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Incomplete loss mitigation package received X/X/XXXX. Complete package received X/XX/XXXX. Stip plan approved X/XX/XXXX down payment of $XX,XXX.XX due XX/X/XXXX and X payments of $X,XXX.XX, first payment due XX/X/XXXX. Borrower accepted plan X/XX/XXXX. Plan payments made and modification approved and boarded X/X/XXXX. Borrower unresponsive to collection efforts since modification. Only contact has been making payments and borrower has refused to furnish and RFD when asked. Last contact X/XX/XXXX, making payment.

REASON FOR DEFAULT:  No RFD provided.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X%, modified P&I $X,XXX.XX, matures X/X/XXXX.  No deferred balance.

FORECLOSURE:   Active foreclosure as of the start of the comments on X/X/XXXX.   Judgment entered X/XX/XXXX.   Foreclosure cancelled when modification boarded.

BANKRUPTCY: No BK activity found.

PROPERTY:   Unable to confirm current occupancy.  Loan originated as owner occupied.

437338435	5/1/2022	4/15/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	CA	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Borrower on repayment plan as of start of comments on X/XX/XXXX. X/XX/XXXX borrower advised unable to make X/XXXX payment but would make payment on X/X, promise was not kept. X/XX/XXXX borrower interested in loss mitigation, $XX,XXX.XX available for payment. Incomplete loss mitigation package received XX/X/XXXX. Complete package received XX/XX/XXXX . Stip plan approved with down payment of $XX,XXX.XX due XX/XX/XXXX and X payments of $X,XXX.XX beginning X/X/XXXX. Plan payments made and modification documents sent to borrower X/XX/XXXX. X/XX/XXXX borrower may just reinstate and if not would return documents by end of month. X/XX/XXXX borrower still had not returned modification documents and needed more time to try and reinstate, RFD just had surgery. Borrower returned documents XX/XX/XXXX and modification was boarded XX/XX/XXXX. Only contact with borrower since modification boarded is making payments, last contact was X/XX/XXXX.

REASON FOR DEFAULT:   X/XX/XXXX RFD, self employed and over extended.   X/XX/XXXX RFD, surgery.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $X,XXX.XX, matures X/X/XXXX.  No deferred balance.

FORECLOSURE: Referred to attorney XX/XX/XXXX.    Foreclosure was cancelled when modification was boarded, no legal action had been taken.

 BANKRUPTCY: No BK activity found.

PROPERTY:   Unable to confirm current occupancy.  Loan originated as owner occupied.

TITLE ISSUES:   Senior lien of record identified XX/XX/XXXX.  Foreclosure attorney recommended title claim.  Title claim filed X/XX/XXXX.  X/X/XXXX title company obtained release.

437338436	5/1/2022	3/29/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	VA	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Loss mit options not discussed during review period. Minimal contact with borrower, related to payment promises and drafts. Last contact date XX/X/XXXX; borrower wanted to confirm loan due for Nov XXXX. Borrower discusses resolution when delinquent.

REASON FOR DEFAULT: Not provided.

MODIFICATION: N/A

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Owner Occupied. BPO dated X/XX/XXXX reflects no repairs.  No evidence of damage to the property in servicing comments. No damage reported per inspection on XX/XX/XXXX.

437338437	5/1/2022	4/15/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	NJ	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Borrower requested a mod application in X/XXXX, and applied for assistance in X/XXXX. Servicer approved a X-month trial mod plan in X/XXXX, but offer was cancelled in XX/XXXX as borrower didn't return a signed trial agreement or funds. Borrower reapplied for assistance in X/XXXX, and servicer approved a X-month trial plan in X/XXXX. Borrower made trial payments by phone in X/XXXX and X/XXXX. Modification was completed in XX/XXXX. Borrower authorized a third party on the account in XX/XXXX, and requested insurance carrier information in X/XXXX. Co-borrower asked about the deferred interest on the account in X/XXXX. No further contact.

REASON FOR DEFAULT:  Family illness

MODIFICATION: Loan has been modified X times, most recently in XXXX. NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $X,XXX.XX, matures X/X/XXXX. No deferred amounts noted.

FORECLOSURE:  Timeline prior to X/XXXX was not provided. Complaint filed X/XX/XXXX. Service completed X/XX/XXXX. Default entered X/XX/XXXX. Loss mit hold X/X/XXXX to XX/X/XXXX. FFA letter expired X/XX/XXXX. Loss mit hold X/XX/XXXX. Modification was completed in XX/XXXX. Motion to dismiss granted XX/X/XXXX.

BANKRUPTCY:  No BK activity found

PROPERTY: Owner occupied. No mention of property condition.
437338446	5/1/2022	4/30/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	LA	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: X/X/XXXX borrower out of work for X months and trying to catch up. XX/X/XXXX income cut in X/X due to XXXXX. Borrower set up on a X month FB plan ending X/X/XXXX. Borrower made payments and COVD deferment was done to bring loan current. Loan has been current since. Last contact X/XX/XXXX, making payment. Borrower unresponsive to most collection efforts until XXXXX assistance available.

REASON FOR DEFAULT:   X/X/XXXX, RFD, illness and RFD continued to relate to being out of work due to illness and medical issues.

MODIFICATION: STEP, first pay due XX/X/XXXX, modified balance $XX,XXX.XX at X.XXX% for X years, modified P&I $XXX.XX, matures XX/X/XXXX.  No deferred balance.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found

PROPERTY:  Unable to confirm current occupancy.  Loan originated as owner occupied.

437338450	5/1/2022	4/14/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	AZ	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Last contact XX/XX/XXXX with an inquiry about the grace period. The borrowers has a reduction of income that was XXXXX XXXXX related as self employed business slowed down in early XXXX. The borrowers were seeking assistance but managed to bring the current on their own in XX/XXXX.

MODIFICATION: Loan has been modified most recently in XXXX. STEP/NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X.XX% for X years, modified P&I $X,XXX.XX, Step X at X.XX% for X year, modified P&I $X,XXX.XX, Step X at X.XX% for X year, modified P&I $X.XXX.XX, Step X at X.XX% for XX years, modified P&I $X,XXX.XX matures XX/XX/XXXX.  Deferred balance iao $X.XX.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: No property issues noted.

437338452	5/1/2022	4/15/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	CA	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Loan mod granted X/X/XXXX with no RFD found at that time. Borrowers struggled to maintain current payments in XXXX due to temp unemployment and borrower contracting XXXXXXX. Servicer granted a X month XXXXXXX deferral beginning X/X/XXXX. Servicer originally reviewed financials for another loan mod, however, X loan payments were deferred and loan was brought current X/XX/XXXX. Loan has been paid as agreed over the last XX months and is current. Borrowers have been cooperative with the servicer with last contact X/XX/XXXX regarding the deferral.

REASON FOR DEFAULT:  Temp unemployment and income curtailment from XXXXXXX

MODIFICATION: STEP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for XXX months, modified P&I $XXXX.XX, matures/expires XX/X/XXXX.  No deferred balance note.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Unable to verify property occupancy from comments. No damages noted.
437338453	6/1/2022	4/16/2022	BK11	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	CA	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Borrower filed BKXX in XXXX and remains in active BKXX. See BK notes for details. Loan has been contractually current since X/XXXX.
REASON FOR DEFAULT:  Hardship letter from XXXX describes borrower's struggle since economic problems of XXXX, borrower owns a XXXXX that was impacted by the financial crisis.
MODIFICATION: No modification. In XXXX the ARM terms were amended to fix the rate at X.XX% until the amended first change date of X/X/XXXX, and the margin, ceiling and floor were amended, otherwise original loan terms would remain. Also, in XX/XXXX one payment was deferred, the exact amount deferred not stated on the letter, but the loan was not modified.
FORECLOSURE:  No FC activity found
BANKRUPTCY:  Borrower filed BKXX on XX/XX/XXXX. Early proceedings to establish the value of the subject property were dismissed. At one point the advances made by the servicer for insurance and taxes exceed $XXX,XXX. Hearings resolved the disposition of those advances. Borrower initially objected to the POC but those objections appeared to have been resolved. Comments say POC was filed X/XX/XXXX but no copy of the POC was found in the loan file. Borrower has been paying regularly. Default Notice dated X/XX/XXXX shows borrower had paid $XXX,XXX.XX but was in default for unpaid amount of $XX,XXX.XX. MFR was granted on XX/XX/XXXX. Borrower is claiming they've made every plan payment, disputing delinquency. Pay histories provided and conversations back and forth, appears resolved and borrower reinstated the loan on X/XX/XXXX with $XX,XXX. Several times in the comments it says the BK is closing because of the MFR but per the comments it is still being treated as active.
PROPERTY:  Owner occupied. Property located in XXXXXdisaster area in XX/XXXX, no indication property was impacted.

437338457	6/1/2022	4/29/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	NY	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Account was chronic delinquent XXXX-XXXX, hardship due to excessive obligations and multiple job changes when clients passed away, borrower employed as private nurse. Borrower agreed to a X-month repay plan Oct XXXX after starting a new job but failed to return doc or down payment. Reinstatement of X payments posted Feb XXXX, source of funds is not noted. XXXXX assistance requested April XXXX, FB approved May-July XXXX. Borrower was unresponsive after July deferral until request for further XXXXX assistance Feb XXXX, FB approved Mar-May XXXX. Account remains current since reinstatement of X payments Mar XXXX, last contact X/XX/XXXX to confirm tax and interest paid in XXXX and XXXX.

REASON FOR DEFAULT: Income curtailment, excessive obligations

MODIFICATION:N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied.  No property issues noted.

437338465	5/15/2022	4/27/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	LA	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: A loss mitigation review was closed in X/XXXX for borrower non-performance. Servicer solicited a X-month mod trial plan in X/XXXX; borrower reviewed the terms with servicer, but didn't mention a reason for default. Borrower made the plan down payment in X/XXXX, and confirmed receipt of a plan payment in XX/XXXX. Monthly contact with borrower continued during the trial plan; borrower was concerned payments were not posting to the account in a timely manner. Modification was completed in X/XXXX; borrower verified mod completion in X/XXXX. Borrower asked about XXXX tax disbursements in XX/XXXX, and confirmed payment receipt in X/XXXX. Borrower made a phone payment in X/XXXX, and verified taxes were paid in XX/XXXX. No further contact. Borrower has remained current since modification.

REASON FOR DEFAULT:  Unknown

MODIFICATION: Loan has been modified X time, in XXXX. NON-HAMP, first pay due X/XX/XXXX, modified balance $XX,XXX.XX at X% for XX years, modified P&I $XXX.XX, matures X/XX/XXXX. No deferred amounts noted.

FORECLOSURE:  Timeline prior to X/XXXX was not provided; sheriff was pending service on all defendants. Loss mit hold removed X/XX/XXXX. Service on the curator sent to sheriff X/XX/XXXX. Service completed X/XX/XXXX. Loss mit hold XX/X/XXXX. Modification was completed in X/XXXX. Motion to dismiss filed X/X/XXXX, granted X/XX/XXXX.

BANKRUPTCY:  No BK activity found

PROPERTY: Unknown occupancy, borrower confirmed he did not occupy the property in X/XXXX. Borrower confirmed no damage from the property in X/XXXX.

OTHER: All payments applied between X/XXXX and X/XXXX had a payment due date of X/XX/XXXX; servicing comments indicate the loan had matured in X/XXXX and payments would be applied through XX/XX/XXXX. Due date remained X/XX/XXXX until mod extended maturity.
437338472	5/11/2022	4/8/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	LA	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Borrower paid a lump sum reinstatement through phone pay in X/XXXX after BK dismissal; loan has since remained current. Borrower made a phone payment in X/XXXX. No further contact. Subsequent payments have been made through the website.

REASON FOR DEFAULT:  Unknown

MODIFICATION: N/A

FORECLOSURE:  No FC activity found

BANKRUPTCY:  Chapter XX filed in XXXX (date unknown). MFR filed X/XX/XXXX; debtor filed a response to the motion. Agreed order filed X/XX/XXXX. Amended POC filed X/XX/XXXX. Case dismissed X/XX/XXXX.

PROPERTY: Owner occupied. No mention of property condition.

OTHER: Funds applied in X/XXXX were applied as a curtailment and didn't roll the due date, as loan was paid ahead.
437338474	4/8/2022	4/4/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	LA	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: X/XX/XXXX borrower was on active loss mitigation plan and was due for X/X and X/X/ payments, paid $XXX.XX, which the servicer returned as not certified funds. Payments were made and modification was boarded XX/X/XXXX. X/XX/XXXX borrower called for loss mitigation, impacted by XXXXX. X month XXXXX FB approved. X/XX/XXXX borrower concerned about forbearance as will be unable to make payments and the end and requested repayment plan. Complete loss mitigation package received X/XX/XXXX. XXXXX FB extended to end X/XXXX. XX/XX/XXXX borrower wanted modification to lower payments. X/X/XXXX borrower called to discuss loss mitigation options. XXXXX FB extended to X/XXXX. X/X/XXXX both borrowers received social security, not XXXXX issue, but can not bring loan current. XXXXX deferral approved for X payments and boarded X/XX/XXXX. XX/X/XXXX borrower called for loss mitigation options and to advise borrower had been scammed to send funds on credit card to start loss mitigation, call was not from servicer. Last contact was X/X/XXXX making payment.

REASON FOR DEFAULT:   Initial RFD was impacted by XXXXX, but borrowers are on social security.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X%, modified P&I $XXX.XX, matures X/X/XXXX.  No deferred balance.

FORECLOSURE:   Loan was in foreclosure which was on hold for loss mitigation and BK.  Foreclosure was dismissed when XX/XXXX modification was boarded.

BANKRUPTCY:   BKX discharged X/XX/XXXX without reaffirmation.    Unable to determine case number or filing date.

PROPERTY:   Unable to confirm current occupancy.   Loan originated as owner occupied.   Insurance loss draft X/X/XXXX for wind andXXXXXdamage.  Date of loss XX/X/XXXX.  Check in the amount of $XXX.XX.   Check endorsed to borrower, no inspection.  Current status of repairs not provided.

437338477	5/12/2022	4/14/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	LA	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Borrower made a phone payment in XX/XXXX and XX/XXXX. A door knocker also made contact in XX/XXXX. Borrower made a phone payment in X/XXXX that was NSF the following month, and made another phone payment in X/XXXX. No requests for payment assistance; borrower started paying through the website in late XXXX. Borrower started a new job in X/XXXX and made a double payment to reinstate the account. Borrower asked about an escrow analysis in X/XXXX. No further contact.

REASON FOR DEFAULT:  XXXX: borrower illness. XXXX: legal fees, borrower illness. XXXX: new job

MODIFICATION: N/A

FORECLOSURE:  No FC activity found

BANKRUPTCY:  No BK activity found

PROPERTY: Owner occupied. No mention of property condition.

437338490	5/1/2022	4/15/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	MD	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: In X/XXXX, notes indicate which docs borrower needs to submit for XXXXX FB plan, however, it appears as though borrower did not follow through, had previously reinstated account. Last contact with borrower was in X/XXXX in regard to condo HOI, borrower to contact directly.

REASON FOR DEFAULT: Income reduction in X/XXXX.

MODIFICATION: Step Rate Mod, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for five years, modified P&I $X,XXX.XX, matures X/X/XXXX. Deferred balance iao $XXX,XXX.XX of which s not eligible for forgiveness.

FORECLOSURE: N/A

BANKRUPTCY: BKXX filed in XXXX (exact date unknown), relief granted XX/XX/XXXX, BK dismissed XX/XX/XXXX.

PROPERTY: No indication of property damage.  Per seller data original occupancy is primary. No recent notes found specifying current occupancy.

437338492	5/1/2022	4/4/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	AZ	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Prior CHX BK noted with discharge X/XX/XXXX. Servicer approved a stip to mod X/XXXX, however, the borrower declined due to higher payments. Borrower brought loan current X/XXXX with RFD as excessive obligations. Borrower has made all payments the last XX months and loan is current. He has been cooperative with the servicer with last contact XX/XX/XXXX regarding interest rate adjustment.

REASON FOR DEFAULT:  Excessive obligations

MODIFICATION:  No modification noted

FORECLOSURE: No FC activity noted

BANKRUPTCY:  Prior CHX BK discharged X/XX/XXXX

PROPERTY: Unable to verify property occupancy from comments provided. No damages noted.
437338495	5/1/2022	4/5/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	TX	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: XXXXX deferral in X/XX/XXXX and loan has been current since that time. X/X/XXXX RFD was borrower works on commission and work slow, discussed loss mitigation options. RFD on X/X/XXXX was truck repairs and promised X payments, X were made. XX/XX/XXXX borrower ill and repayment plan to bring loan current in XX/XXXX, which was kept. XX/X/XXXX borrower called to discuss XXXXX loss mitigation options. XX/XX/XXXX borrower called to follow up on loss mitigation package submitted, but no loss mitigation put in place. X/X/XXXX borrower advised unable to bring loan current and interested in loss mitigation. X/X/XXXX offered X month repayment plan, unable to determine terms, borrower would review and call back. X/XX/XXXX borrower interested in deferral, not repayment plan. XXXXX deferral completed X/XX/XXXX rolling due date X months. No contact with borrower since deferral was boarded.

REASON FOR DEFAULT:   X/X/XXXX RFD was borrower works on commission and work slow.  RFD on X/X/XXXX was truck repairs and promised X payments, X were made.  X/XX/XXXX hours cut due to XXXXX.   X/X/XXXX RFD, just returned to work.

MODIFICATION: Loan has been modified X times, most recently in XXXX. STEP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for X years, modified P&I $XXX.XX, matures X/X/XXXX.  Deferred balance iao $XX,XXX.XX is not eligible for forgiveness.

FORECLOSURE:   No evidence of foreclosure.

BANKRUPTCY:   No evidence of BK.

PROPERTY:   Unable to confirm current occupancy.   Loan originated as owner occupied.

437338501	6/1/2022	4/30/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	NJ	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Borrower asked about the escrow balance in X/XXXX, and requested a XXXX statement in X/XXXX. Borrower asked about refinance in XX/XXXX, and asked whether the loan had a prepayment penalty. Borrower made a phone payment in X/XXXX, and requested a XXXX statement in X/XXXX.

REASON FOR DEFAULT:  No default

MODIFICATION: Loan has been modified X time, in XXXX. NON-HAMP, first pay due X/X/XXXX, modified balance $X,XXX,XXX.XX at X% for XX years, modified P&I $X,XXX.XX, matures X/X/XXXX.  Deferred balance iao $XXX,XXX.XX is not eligible for forgiveness.

FORECLOSURE:  No FC activity found

BANKRUPTCY:  No BK activity found

PROPERTY: Owner occupied. No mention of property condition.
437338509	6/16/2022	4/12/2022	BK13	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	LA	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Borrowers are divorced on unknown date and do not communicate, primaryborrower remains in home with new wife. Borrower is performing under the BK plan with frequent contact throughout hazard claim and repair process. Account is contractually current since Aug XXXX, last contact X/X/XXXX regarding final draw.

REASON FOR DEFAULT: Unknown

MODIFICATION: N/A

FORECLOSURE: No FC activity found

BANKRUPTCY: BKX filed in XXXX discharged XX/X/XXXX. BKXX filed XXXX was dismissed X/X/XXXX. BKXX filed on unknown date in XXXX, plan and POC not provided.

PROPERTY: Property is owner occupied. Loss draft funds received XX/X/XXXX for XXXXX DOL X/XX/XXXX iao $XX,XXX.XX, endorsed and released immediately. Second check iao $XX,XXX.XX received X/XX/XXXX, first contractor was fired and claim now monitored. Vacancy reported X/X/XXXX, borrower confirmed that vacancy is due to repairs in progress. Borrower submitted all claim documents, XXX% inspection received X/XX/XXXX and final draw disbursed X/X/XXXX.
437338511	6/1/2022	4/7/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	LA	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Borrower filed BKXX in XXXX. Borrower was delinquent, rolling XX-XX days late, through XXXX and XXXX. RFD unknown since BK. Borrower was fully current by X/XXXX when BK was dismissed and has been current since then.

REASON FOR DEFAULT:  Unknown

MODIFICATION: No modification

FORECLOSURE:  No FC activity found

BANKRUPTCY:  Borrower file BKXX in XXXX, exact filing date not known. Plan for XX months, borrower to make post petition payments to servicer. BK was dismissed X/X/XXXX.

PROPERTY:  Owner occupied.  Property in XXXXXdisaster area X/XX/XXXX, XX/XX/XXXX, X/XX/XXXX, X/X/XXXX, X/X/XXXX and again X/XX/XXXX. Surprisingly there is no evidence subject was impacted; no claim or loss draft documents or comments.

437338517	5/1/2022	4/1/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	FL	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Loan was current until borrower reported a XXXXX hardship through the website in X/XXXX. Servicer approved a X-month forbearance plan that month. Plan was extended through XX/XXXX after borrower confirmed hardship was on-going. Borrower confirmed hardship had been resolved in XX/XXXX, but applied for assistance with the arrears. Servicer completed an XX-month deferral in X/XXXX. Borrower made a phone payment in X/XXXX, and confirmed servicer receipt of insurance claim funds in X/XXXX. No further contact.

REASON FOR DEFAULT:  XXXXX Impact-reduced work hours

MODIFICATION: Loan has been modified X times, most recently in XXXX. NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $X,XXX.XX, matures X/X/XXXX. No deferred amounts noted.

FORECLOSURE:  No FC activity found

BANKRUPTCY:  No BK activity found

PROPERTY: Owner occupied. Insurance claim filed for XXXXX damage on DOL X/XX/XXXX. Funds of $XX,XXX.XX were released to borrower in X/XXXX. unable to determine if repairs were completed.
437338533	5/1/2022	4/15/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	NJ	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: X/XXXX mod request denied due to incomplete documents. Forbearance option for XXXXX offered in X/XXXX for $X.XX payment in X/XXXX, X/XXXX and X/XXXX. Borrower did not participate. Borrower engaged. Responds to servicer calls. Reinstates once he receives funds from clients. Last contact on XX/XX/XXXX, borrower confirmed that his payment processed.

REASON FOR DEFAULT: X/XXXX: Borrower having a difficult time getting funding from financial institutes. Gross sales have been impacted by the housing market. X/XXXX, self-employed and pending checks from clients.  Business is slow.  X/XXXX curtailment of income due to XXXXX.

MODIFICATION: N/A

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY:  Owner-occupied.  Last BPO completed X/XX/XXXX. No repairs noted. No evidence of damage in servicing comments.

437338536	5/1/2022	4/1/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	VA	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Loan modification approved in X/XXXX , borrower in BK and BK approval not received until XX/XXXX resulting in reversal of payment and reposting per modification terms. XX/XX/XXXX borrower called to confirm modification had been boarded. X/XX/XXXX borrower approved for XXXXX FB for X months via BK. Last contact with borrower was X/XX/XXXX, making payments

REASON FOR DEFAULT:   X/XX/XXXX RFD was unemployed due to XXXXX.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X%, modified P&I $XXX.XX, matures X/X/XXXX.  No deferred balance.

FORECLOSURE: No FC activity found

BANKRUPTCY:   BKXX   Modification approved in X/XXXX  but not boarded due to BK approval in XX/XXXX.  New POC and amended plan, plan confirmed X/XX/XXXX.    Discharged X/X/XXXX.

PROPERTY:   Unable to confirm current occupancy or at time of loan.

437338537	5/1/2022	3/31/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	PA	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Loan had some delinquency in XXXX/XXXX. RFD borrower was travelling for work and thought he's enrolled in ACH, had to pay kids college tuition. RPP in X/XXXX for X pmts. Borrower called on X/XX/XXXX, unemployed due to C-XX. Made several payments but in XX/XXXX couldn't continue payments, approved for X month XXXXX FB from XX/X/XXXX to X/X/XXXX. On X/X/XXXX borrower called and was ready to resume payments. Then approved for six month deferral on X/XX/XXXX, next due X/X/XXXX. Loan has been current since then.

REASON FOR DEFAULT:  Unemployment, income curtailment

MODIFICATION: No modification

FORECLOSURE:  No FC activity found

BANKRUPTCY:  No BK activity found

PROPERTY:  Owner occupied

437338539	5/1/2022	4/11/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	CA	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Contact history begins X/XXXX. Mod review was initiated in X/XXXX; it appears that the borrower did not qualify, mod was denied in X/XXXX. Borrower was offered X payment trial plan in XX/XXXX effective X/X/XX but declined due to mother's illness and asked if there were other options, then stated on X/X/XX that she would list the home for sale.

REASON FOR DEFAULT: Illness of a family member (mother), curtailment of income. Borrower entered into a X payment trial plan in X/XXXX, effective X/X/XX, completed the plan in XX/XXXX and received approval for a mod effective X/X/XX, borrower signed the mod however, mod was rejected by QC in X/XXXX due to missing errors and omissions page. Borrower called in X/XXXX stating that she had been waiting for over a month for mod docs to be sent to her to be corrected. Final mod was approved in X/XXXX and processed on X/X/XX. Borrower called in X/XXXX (last contact) for mod clarification noting that she was under the impression that the loan mod means it's a new loan.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X% for XX years, modified P&I $X,XXX, matures/expires XXXX. Deferred balance iao $X of which $X is eligible for forgiveness.

FORECLOSURE: File was referred to FC on X/XX/XXXX. File was placed on XXXXX-XX hold in X/XXXX. FC stopped in X/XXXX due to modification and dismissed on X/XX/XXXX.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found. Property appears to be owner occupied.

437338541	5/1/2022	4/1/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	TX	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer previously denied loan mod in XXXX due to excessive obligations and insufficient funds. Borrower reinstated loan XX/XXXX with X payments. She fell behind current payments in XXXX and completed a X month repay plan X/XXXX. Loan has been paid as agreed over the last XX months and is current. Prior NSF noted XX/XXXX with borrower making up payment in same month. She has been cooperative with the servicer with last contact X/XX/XXXX regarding on-line access to her account.

REASON FOR DEFAULT: Prior delinquency due to excessive obligations and insufficient income.  Notes had indicated possible marital difficulties, however, no additional information provided.

MODIFICATION: Prior denial of loan mod in XXXX

FORECLOSURE:  No FC activity noted

BANKRUPTCY: No BK activity noted

PROPERTY: Unable to verify property occupancy from comments. No damages noted
437338543	5/1/2022	4/15/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	PA	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer approved a X-month repay plan in X/XXXX, but failed the plan in X/XXXX. Servicer approved another repay plan in XX/XXXX; borrower made the down payment and then defaulted. Borrower requested a plan extension in XX/XXXX, but servicer declined. Borrower applied for XXXXX assistance in X/XXXX, and requested a reinstatement quote in X/XXXX. XXXXX assistance was denied in X/XXXX. Borrower applied for assistance through the state of NY in X/XXXX, but also applied for mod assistance. The mod package was incomplete, and review was closed in X/XXXX. Borrower reinstated in X/XXXX. No contact again until borrower reported a new hardship in X/XXXX, but reinstated that month; loan has since remained current. No further contact. Subsequent payments have been made through the website.
REASON FOR DEFAULT:  XXXX-XXXX: spouse unemployment. XXXX: borrower on commission only income
MODIFICATION: Loan has been modified X times, most recently in XXXX. NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XXX% for XX years, modified P&I $X,XXX.XX, matures X/X/XXXX. No deferred amounts noted. Borrower opted in to an incentive program for the XXXX modification in XX/XXXX; borrower was eligible for a $Xk principal reduction for the first X years after modification. Incentive agreement signed XX/X/XXXX, in file mod_XXX.
FORECLOSURE:  No FC activity found
BANKRUPTCY:  No BK activity found
PROPERTY: Unknown occupancy. No mention of property condition.

437338556	4/15/2022	4/11/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	PA	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Borrower completed a X month trial plan approved by prior servicer, financials and curtailment circumstances are not noted. Account is performing post-mod with no contact since X/XX/XXXX inquiry about escrow increase.

REASON FOR DEFAULT: Income curtailment

MODIFICATION: NON-HAMP, first pay due XX/XX/XXXX, modified balance $XX,XXX.XX at X% for XX years, modified P&I $XXX.XX, matures X/XX/XXXX, $X deferred balance.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Property is owner occupied.  No property issues noted.

437338562	5/1/2022	4/15/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	CA	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Last contact XX/XX/XXXX with the borrower making a payment and a promise to pay by the end of the month.

REASON FOR DEFAULT: The last reason for default (XX/XXXX) was curtailment of income with hours being cut due to the XXXXX XXXXX.

MODIFICATION: Loan has been modified most recently in XXXX. NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X.XX% for XXX months years, modified P&I $X,XXX.XX, matures XX/XX/XXXX.  Deferred balance iao $X.XX

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: No property issues noted.

437338565	5/1/2022	4/18/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	MN	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: No contact with borrower; loan has remained current for the past three years.

REASON FOR DEFAULT:  No default

MODIFICATION: Loan has been modified X time, in XXXX. NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X% for XX years, modified P&I $X,XXX.XX, matures X/X/XXXX. No deferred amounts noted. Modification includes a balloon payment of $XX,XXX.XX due at maturity.

FORECLOSURE:  No FC activity found

BANKRUPTCY:  No BK activity found

PROPERTY: Owner occupied. No mention of property condition.
437338570	5/1/2022	4/7/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	CA	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Borrowers completed a X month forbearance agreement with current servicer effective X/X/XXXX. RFD was income curtailment from business slowdown and excessive obligations (children tuition). The borrowers declined the loan mod offered with interest rate too high. They reapplied for a loan mod and servicer granted a mod effective X/X/XXXX. Loan has been paid as agreed over the last XX months and is current. The borrowers have been cooperative with the servicer with last contact X/XX/XXXX regarding servicer not reporting to credit bureaus due to prior CHX BK not reaffirmed.

REASON FOR DEFAULT: Income curtailment from S.E and excessive obligations.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XXX% for XX years, modified P&I $XXXX.XX, matures/expires X/X/XXXX.  No deferred balance noted.

FORECLOSURE: No FC activity found.

BANKRUPTCY: Prior CHX BK noted.  No filing or discharge dates provided. No case number provided.  No reaffirmation of debt noted.

PROPERTY: Subject property is owner occupied confirmed with documents. No damages noted.
437338573	5/1/2022	4/1/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	IL	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: X/XX/XXXX borrower said would send funds and hung up on servicer. X/X/XXXX borrower requested payoff via web chat. Last contact with the borrower was X/XX/XXXX making payment on-line.

REASON FOR DEFAULT:   No RFD provided.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $X,XXX.XX, matures X/X/XXXX.  No deferred balance.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found.

PROPERTY:   Unable to confirm current occupancy.   Unable to determine occupancy at origination.

437338578	6/1/2022	4/29/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	FL	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: X/XX/XXXX borrower called to discuss options. X/XX/XXXX borrower requested total arrears through X/XX/XXXX. X/XX/XXXX borrower advised would be paying arrears to bring loan current. Borrower also wanted to settle loan with short payoff, which was denied as equity. Modification was approved with $XX,XXX.XX down payment and boarded X/X/XXXX. Only contact with borrower since BK was dismissed in XX/XXXX has been making payments. Last contact was X/XX/XXXX.

REASON FOR DEFAULT:   No RFD provided.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XX% for XX years, modified P&I $X,XXX.XX, matures X/X/XXXX.  No deferred balance.

FORECLOSURE:   Foreclosure sale set for X/XX/XXXX.  Foreclosure dismissed when modification boarded.

BANKRUPTCY:   Borrower filed BKXX X/XX/XXXX to stop the foreclosure sale. Plan confirmed XX/X/XXXX.  Plan amended when modification was completed.  Dismissed XX/X/XXXX.     Borrower is multi-filer.

PROPERTY:   Unable to confirm current occupancy.  Loan originated as owner occupied refinance.

437338584	5/1/2022	4/11/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	CA	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Numerous notes are recorded regarding a dispute in which the borrower is disputing they never signed the XXXX mod agreement. Borrower requests a copy of prior modification several times and appears to never be satisfied with the provided documentation. It is unclear how/when the dispute was resolved. X/XXXX Borrower reports they have been impacted by XXXXX-XX, a SFB is started. X/XXXX Additional XXXXX assistance is requested. X/XXXX FB extension is noted. XX/XXXX Borrower states they have dementia and an AXP is handing the account. The most recent contact was on X/XX/XXXX AXP is making payment arrangements.

REASON FOR DEFAULT: X/XXXX Hospitalization of borrower. XX/XXXX Illness of mortgagor. X/XXXX XXXXX-XX. X/XXXX XXXXX-XX.

MODIFICATION: STEP NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX initially at X% for X years, modified P&I $XXX, matures X/X/XXXX. Deferred balance IAO $XX,XXX is not eligible for forgiveness. Mod does not include any PRA.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.  No recent notes found specifying current occupancy. Occupancy unknown.

437338595	5/1/2022	4/1/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	NJ	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: X/X/XXXX RFD works in real estate and sales slow, and leaving for Japan, planned to reinstated when returned. Loan was reinstated in X/XXXX. X/X/XXXX borrower requested loss mitigation package, no RFD or commitment to pay. Package never returned and loan reinstated in X/XXXX. X/XX/XXXX borrower requested payment history, which was the last contact with borrower. Borrower unresponsive to collection efforts when loan was delinquent. Loan has been current since reinstatement in X/XXXX.
REASON FOR DEFAULT:   Only RFD was X/X/XXXX, works in real estate and sale slow.
MODIFICATION: STEP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XXX% for X years, modified P&I $XXX.XX, matures X/X/XXXX.  No deferred balance.
FORECLOSURE:   Referred to attorney X/XX/XXXX, cancelled when reinstated in X/XXXX.  Referred to attorney X/XX/XXXX, cancelled when reinstated in X/XXXX
BANKRUPTCY: No BK activity found.
PROPERTY:   Unable to confirm current occupancy.  Loan originated as owner occupied.
TITLE ISSUES:   X/XX/XXXX foreclosure attorney identified a senior blanket mortgage by XXXXX  on title.   Title claim never filed due to XXXXX hold and then foreclosure cancelled. X/XX/XXXX X HELOC mortgages open on current search, but unable to identify if one is tied to XXXXX.

437338598	5/1/2022	4/22/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	LA	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Borrower made a phone payment in XX/XXXX after grace period expiration. Borrower reported a XXXXX hardship through the website in X/XXXX, and servicer approved a three-month forbearance plan in X/XXXX. Borrower made some payments during the plan, and reinstated with a double payment in X/XXXX; account has since remained current. Borrower reported the property was affected by XXXXX in X/XXXX, but made a phone payment; no mention of property damage. No further contact.
REASON FOR DEFAULT:  XXXX: car repairs. XXXX: XXXXX impact-details were not provided
MODIFICATION: Loan has been modified X times, most recently in XXXX. NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XXX% for XX years, modified P&I $XXX.XX, matures X/X/XXXX. No deferred amounts noted.
FORECLOSURE:  No FC activity found
BANKRUPTCY:  No BK activity found
PROPERTY: Owner occupied. Borrower reported the property was affected by XXXXX in X/XXXX; no mention of property damage.
437338604	5/1/2022	4/15/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	VA	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: X/X/XXXX borrower called to schedule payments, RFD was unexpected expenses. X/XX/XXXX borrower promised to bring loan current by XX/XXXX, which was not kept. XX/X/XXXX borrower requested repayment plan, defaulted on prior plan. Approved for X month plan to bring loan current, which was not kept. X/XX/XXXX borrower was advised servicer would not modify repayment plan if borrower did not pay per plan, which they did not. Complete loss mitigation package received X/X/XXXX. Stip plan approved X/XX/XXXX, down payment of $X,XXX.XX and X payments of $X,XXX.XX starting X/X/XXXX. Plan payments made and modification approved and boarded XX/XX/XXXX. Last contact was XX/XX/XXXX, making payment. No contact with the borrower since modification.

REASON FOR DEFAULT:  XX/XX/XXX RFD, self employed and waiting on receivables.

MODIFICATION: NON_HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X.XXX%, modified P&I $X,XXX.XX, matures X/X/XXXX.  No deferred balance.

FORECLOSURE:  Referred to attorney X/XX/XXXX.  Foreclosure cancelled when modification was boarded.

BANKRUPTCY: No BK activity found.

PROPERTY:   Unable to confirm current occupancy.  Loan originated as owner occupied.

437338617	5/1/2022	4/9/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	PA	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Prior Mod completed XX/X/XXXX; details of workout not provided. Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Borrower requested repayment plan X/X/XXXX and again X/X/XXXX, but was never set up for RPP. Borrower requested reinstatement amount X/X/XXXX. No recent contact noted with borrower.
REASON FOR DEFAULT: Hardship not provided.
MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X.X% for X years, modified P&I $XXX.XX, matures XX/X/XXXX.  Deferred balance iao $X.XX.
FORECLOSURE: Loan noted to be in FC prior to stay by BK; referral date unknown.  XXXXX-XX FC hold placed X/XX/XXXX.  FC action closed/billed X/XX/XXXX.  Motion to dismiss filed X/XX/XXXX.
BANKRUPTCY: Loan noted to be in BKXX at start of history; details of filing not provided. BK discharged XX/X/XXXX.
PROPERTY: Property is owner-occupied. XXXXX disaster area noted X/XX/XXXX; no indication property was affected.

437338621	6/1/2022	3/24/2022	BK13	XXXXX	XXXXX	No	XXXXX	XXXXX	FL	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Loan was in active BKXX when borrower started working on modification in X/XXXX. Payments were being made regularly. Mod was approved and borrower put on trial mod, completed in X/XXXX and mod docs sent in X/XXXX. When mod docs sent in they were missing witness signatures so there was some delay getting them re-signed. Re-signed docs received X/XX/XXXX, first mod payment due X/X/XXXX so the payments that had been posted were reversed, the mod terms processed and the payments reapplied as the modified payments and effective dated. No more mod pmts until X/XXXX when paid current, appears due to court delay related to a BK objection filing. Borrower has paid contractually current since X/XXXX. BK remains active.

REASON FOR DEFAULT:  Income curtailment

Hardship letter dated X/XX/XXXX says RFD goes back to XXXX when she was not well, work hours were cut and income reduced, but was now in stable situation.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XX% for remaining term, modified P&I $XXXX.XX, matures X/X/XXXX. No deferred amount. Borrower signed the mod on X/XX/XXXX with first due date X/X/XXXX. Pmts had been posted as pre mod payments in Jan, Feb, Mar and Apr XXXX, then mod processed on X/X/XXXX so the payments were reversed then reapplied as the modified payments effective the date they'd originally been posted. BK Court granted motion to modify on X/XX/XXXX.

FORECLOSURE:  No FC activity found

BANKRUPTCY:  Borrower filed BKXX in XXXX, filing date unknown. Borrower was still contractually due for XXXX when modification was approved. BK court approved mod and amended POC was filed X/XX/XXXX for modified balance. Then borrower filed an objection related to fees that was delayed by the court, ruling made in X/XXXX and borrower paid the loan current. Loan has mostly been current since X/XXXX (XxXX) and the BKXX remains active.

PROPERTY:  Owner occupied

437338631	5/1/2022	4/4/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	PA	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: X/XXXX Borrower is working with loss mit on a mod, payments are being made under a stip agreement. X/XXXX Plan is broken. XX/XXXX Borrower wishes to re-apply for a mod. X/XXXX A stip mod is approved. X/XXXX Mod is completed. No further significant activity was noted. The most recent contact was on XX/XX/XXXX with ACH being discussed.

REASON FOR DEFAULT: XX/XXXX Medical issues.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX at a fixed X.XX%, modified P&I $XXX, matures X/X/XXXX. Deferred balance IAO $XX,XXX is not eligible for forgiveness. Mod does not include any PRA.

FORECLOSURE: Account is in FC when the history starts in X/XXXX. X/XX/XXXX Judgment is entered. XX/XXXX Loss mit hold is active. Reinstated via a mod in X/XXXX.

BANKRUPTCY: No BK activity found.

PROPERTY: Per seller data original occupancy is primary. No recent notes found specifying current occupancy.

437338632	5/1/2022	4/4/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	PA	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: X/X/XXXX borrower submitted incomplete loss mitigation package, then brought the loan current in X/XXXX and has been current since. No verbal contact with borrower.

REASON FOR DEFAULT:   No RFD available.

MODIFICATION: HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XX% for XX years, modified P&I $XXX.XX, matures X/X/XXXX.  No deferred balance.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found.

PROPERTY:   Unable to confirm current occupancy.   Loan originated as owner occupied.

437338641	5/1/2022	4/15/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	IL	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: No contact until borrower made a phone payment in XX/XXXX; a hardship was mentioned, but no payment assistance was requested. Borrower gave a promise to pay in XX/XXXX, and reinstated in XX/XXXX. Borrower made a phone payment in X/XXXX, and reported a XXXXX hardship in X/XXXX. Servicer approved a X-month repay plan, but suppressed credit reporting for X months due to XXXXX hardship. Borrower declined the repay plan in X/XXXX, and made double payments over the next two months to reinstate the account. Letters in file show servicer approved a X-month forbearance plan from X/XXXX to X/XXXX. Co-borrower requested a mod application in XX/XXXX after defaulting the previous month. Borrower made monthly phone payments, and reinstated the account in X/XXXX. Co-borrower paid an escrow shortage in XX/XXXX. No further contact.

REASON FOR DEFAULT:  XXXX: car repairs. XXXX: XXXXX impact-reduced work hours, spouse unemployment

MODIFICATION: Loan has been modified X times, most recently in XXXX. NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $X,XXX.XX, matures X/X/XXXX. No deferred amounts noted.

FORECLOSURE:  No FC activity found

BANKRUPTCY:  No BK activity found

PROPERTY: Owner occupied. No mention of property condition.
437338650	6/1/2022	4/29/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	NC	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Borrower was performing under the BK plan and account contractually current since Jan XXXX, no hardship or loss mitigation activity is noted. Borrower makes payments online with no phone contact during the review period.

REASON FOR DEFAULT: Unknown

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X.X% for XX years, modified P&I $XXX.XX, matures X/X/XXXX, $X deferred balance.

FORECLOSURE: No FC activity found

BANKRUPTCY: BKXX filed on unknown date in XXXX. Servicer objected to motion to deem current Jan XXXX due to unclaimed attorney fees, denied April XXXX and case discharged X/XXXXX.  Discharge audit completed X/XX/XXXX, advances adjusted and account confirmed current X/XX/XXXX.

PROPERTY: Property is owner occupied.  No property issues noted.

437338672	5/1/2022	4/12/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	Yes	XXXXX	XXXXX	LA	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Co-borrower made a phone payment in X/XXXX, and submitted a mod application in X/XXXX. Servicer approved a X-month trial mod plan in XX/XXXX; co-borrower accepted, and had monthly contact with servicer during the plan. Co-borrower mentioned a XXXXX hardship in X/XXXX, but completed the modification in X/XXXX. co-borrower reported a XXXXX impact again in XX/XXXX, and servicer approved a X-month forbearance plan. Co-borrower requested a plan extension in X/XXXX, and submitted an assistance application. Servicer completed a X-month deferral in X/XXXX; loan has since remained current. Co-borrower asked for life insurance in X/XXXX; servicer didn't offer that service. Co-borrower asked about an escrow shortage in X/XXXX, and asked about insurance claim funds in XX/XXXX. Co-borrower asked about the escrow shortage each month between X/XXXX and X/XXXX.

REASON FOR DEFAULT:  Borrower is deceased, X/XX/XXXX. XXXX: Co-borrower ill with cancer and only receiving SSI and SSD; sister moved in to help financially. XXXX: XXXXX impact-sister unemployed

MODIFICATION: Loan has been modified X times, most recently in XXXX. NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $X,XXX.XX, matures X/X/XXXX. No deferred amounts noted. Modifications were also completed in XXXX, XXXX and XXXX.

FORECLOSURE:  Chapter XX filed in XXXX (date unknown). BK hold removed X/XX/XXXX. Loss mit hold X/XX/XXXX. XXXXX moratorium hold X/XX/XXXX. Modification completed in X/XXXX. Motion to dismiss filed X/XX/XXXX, granted X/XX/XXXX.

BANKRUPTCY:  Filing date unknown. Agreed order NOD sent X/XX/XXXX. Agreed order default relief order entered X/XX/XXXX.

PROPERTY: Owner occupied. Co-borrower filed an insurance claim for XXXXX damage on DOL X/XX/XXXXX. Funds of $X,XXX.XX and $XXX.XX were endorsed and sent to borrower in XX/XXXX. Status of repairs not provided.
437338681	5/1/2022	4/27/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	FL	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Appears at starting of contact history loan was in special payment order. XX/XX/XXXX stated special payment order cancelled due to borrower non performance. Trail mod approved XX/XXXX, final mod completed as of XX/XX/XXXX. Servicer received a call to dispute payment XX/XXXX. XX/XX/XXXX servicer explained to Xrd party that correct payment $,XXXX.XX, $X,XXX.XX was only for P&I. Last contact XX/XX/XXXX borrower called and requested to replace the returned check, entered wrong account number. Servicer waived the late fee of XX.XX onetime courtesy. Servicer discussed with borrower regarding FB, advised not eligible for FB, advised for other loss mitigation options, application process and HUD counseling.

REASON FOR DEFAULT: Unknown.

MODIFICATION: NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXXXXX.XX at X% , modified P&I $XXXX.XX, matures/expires XXXX. No deferred balance noted.

FORECLOSURE: Appears at starting of contact history loan was in active FC hold, unable to determine the reason for hold. Released the hold and continued FC on XX/XX/XXXX. FC sale scheduled to XX/XX/XX.  FC was on hold multiple times due to BK filed XXXXX-XX and due to complete package received. FC closed on XX/XX/XXXX.

BANKRUPTCY: BK filed on XX/XX/XXXX, unable to determine the filing date. BK file closed on XX/XX/XXXX.

PROPERTY: Current occupancy owner occupied. No property issues noted.
437338682	5/1/2022	4/4/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	FL	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: XX/XX/XXXX incomplete loss mitigation package received. XX/XX/XXXX borrower called to discuss, but represented by counsel. Complete package received XX/X/XXXX. Modification denied. X/XX/XXXX borrower called for reinstatement quote, RFD was unemployment. X/XX/XXXX new loss mitigation package received and foreclosure sale cancelled. X/XX/XXXX borrower still unemployed and requested forbearance plan. Complete loss mitigation package received X/XX/XXXX. Modification denied XX/X/XXXX, insufficient income and excessive debt, borrower appealed, which was denied XX/XX/XXXX. XX/X/XXXX discussed options with borrower. XX/X/XXXX borrower at work, but affected by XXXXX, no details. XX/X/XXXX borrower wanted to settle debt for $XXX,XXX.XX. X/XX/XXXX borrower having Xrd party buy property for him at $XXX,XXX.XX. BPO value was $XXX,XXX.XX, which borrower disputed and that repairs were needed, no details regarding repairs. Offer countered at $XXX,XXX.XX. X/X/XXXX borrower called for reinstatement quote. Borrower continued to try and settle loan and X/XX/XXXX servicer lowered amount go $XXX,XXX.XX. Borrower continued to try and qualify for loss mitigation until reinstatement funds were received on X/XX/XXXX, unable to determine source of funds. Borrower has disputed credit reporting since brought loan current. Last contact with the borrower was X/X/XXXX, making payment.

 REASON FOR DEFAULT:   Borrower was unemployed, but does not appear to be XXXXX related.

MODIFICATION: HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X% for X years, modified P&I $XXX.XX, matures XX/X/XXXX.  Deferred balance iao $XXX,XXX.XX is not eligible for forgiveness.

FORECLOSURE: Contested foreclosure as of the start of the comments in X/XXXX.  Non jury trial set for X/XX/XXXX.  Judgment entered X/XX/XXXX and sale set for X/XX/XXXX, cancelled for loss mitigation and then XXXXX hold.    Foreclosure dismissed when reinstatement funds were received.

BANKRUPTCY: No BK activity found.

PROPERTY:   Unable to confirm current occupancy.   Loan was originated as owner occupied.

437338685	5/1/2022	4/1/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	OH	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Contact history begins X/XXXX. Borrower was approved for a trial mod in X/XXXX for X payments beginning X/X/XX. Trial plan was completed and borrower was approved for a mod effective XX/X/XX. Borrower called in on X/X/XX stating that could not make the new monthly payment as her financial situation is affected by her medical condition; payment increased due to escrow shortage. Borrower was approved for a XX month spread for the escrow shortage, effective X/XX/XX. Last contact was on XX/X/XX, borrower called in for payment inquiry. Loan is current.

REASON FOR DEFAULT: Medical condition.

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XX,XXX at X% for XX years, modified P&I $XXX, matures/expires XXXX. Deferred balance iao $XX,XXX of which $X is eligible for forgiveness.

FORECLOSURE: File was referred to FC on X/XX/XXXX. Sale date scheduled for XX/XX/XXXX was postponed due to BK filing. FC stopped in XX/XXXX due to modification. FC dismissed on XX/X/XXXX.

BANKRUPTCY: BKXX was filed on XX/XX/XXXX, case has been dismissed (date not provided). BK file closed on X/X/XXXX.

PROPERTY: No property issues found. Property verified as owner occupied in XX/XXXX.

437338693	6/1/2022	4/29/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	IL	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Loan was modified in XXXX (XXXXX). Contact history begins X/XXXX, loan under trial mod with a trial payment due on X/X/XX. Authorized Xrd party, XXXXX called in X/XXXX stating that her dad received a call about mod and was advised that there were missing items they needed to send for the mod to be completed. Trial mod was completed in XX/XXXX and loan was modified effective XX/X/XX. Last contact was in X/XXXX, borrower called in to schedule a payment. Loan is current.
REASON FOR DEFAULT: Unknown.
MODIFICATION: Loan has been modified XX times, most recently in XXXX. NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX at X% for XX years, modified P&I $X,XXX, matures/expires XXXX.  No deferred balance/PRA.
FORECLOSURE: Loan was in FC when history began in X/XXXX, referral date not provided. FC stopped in X/XXXX due to trial modification. Motion to dismiss FC was filed o XX/XX/XXXX and granted on XX/XX/XXXX.
BANKRUPTCY: No BK activity found.
PROPERTY: No property issues found. Property verified as owner occupied in XX/XXXX.

437338710	5/1/2022	4/18/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	CO	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: X/XXXX Borrower reinstated the account a few months after being referred to FC without assistance. Account falls delinquent again the following month, an AXP makes arrangements to bring account current in X/XXXX. No loss mit activity noted. The most recent contact was on XX/XX/XXXX to make a phone payment.

REASON FOR DEFAULT: None provided.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXXXXX at a fixed X.XXX%, modified P&I $XXX, matures X/X/XXXX. Deferred balance IAO $X is not eligible for forgiveness. Mod does not include any PRA.

FORECLOSURE: X/XX/XXXX File is referred to FC. Reinstated X/XXXX.

BANKRUPTCY: No BK activity found.

PROPERTY: Per seller data original occupancy is primary. No recent notes found specifying current occupancy.

437338716	5/1/2022	4/14/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	MD	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Borrower struggled to maintain current payments in XXXX and XXXX due to unemployment/income curtailment. Comments also indicate his wife deceased and he is single father. He began working again X/XXXX and was granted a X month forbearance but continued to make some payments. The borrower had requested a deferral for past due payments and servicer denied. Borrower reinstated the loan X/XXXX with X payments and brought loan current. The loan has been paid as agreed over the last XX months and is current. Borrower has been cooperative with the servicer with last contact X/XX/XXXX regarding reinstatement.

REASON FOR DEFAULT: Unemployment/income curtailment.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X.XXX% for XX years, modified P&I $XXXX.XX, matures/expires X/X/XXXX.  Deferred balance iao $XXXX.XX is not eligible for forgiveness and is a balloon due at maturity.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Unable to verify property occupancy from comments. No damages noted.
437338720	6/1/2022	4/27/2022	BK13	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	FL	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: X/XXXX Borrower is interested in applying for a mod. XX/XXXX Borrower’s counsel counters a mod offer which is declined by the investor. X/XXXX Another mod application is received, a trial is approved. X/XXXX Final mod is processed. Account has been kept current since the mod. No recent contact was found. The most recent contact was on XX/XX/XXXX with a recent mod counter-offer being discussed.

REASON FOR DEFAULT: None provided.

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX at a fixed X.XXX%, modified P&I $X,XXX, matures X/X/XXXX. Deferred balance IAO $XXX,XXX is not eligible for forgiveness. Mod does not include any PRA.

FORECLOSURE: FC is active when history starts in X/XXXX. X/XXXX A contested matter is noted as resolved. Reinstated via a mod in X/XXXX.

BANKRUPTCY: X BK’s filed in X years, most recent was a BKXX filed in XX/XX/XXXX which remains active. POC filed on XX/XX/XXXX.

PROPERTY: Per seller data original occupancy is primary. No recent notes found specifying current occupancy.

437338734	6/1/2022	4/15/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	NV	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Account was performing after May XXXX mod until request for XXXXX assistance May XXXX due to work impact, FB approved May-July XXXX, borrower requested extensions Sep XXXX and Nov XXXX but failed to submit a complete package until Feb XXXX. Account is current since deferral with

REASON FOR DEFAULT: XXXXX illness, income curtailment

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X% for XX years, modified P&I $XXX.XX, matures X/X/XXXX. $XX,XXX.XX deferred balance is not eligible for forgiveness.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Property is owner occupied.  No property issues noted.

437338738	8/1/2022	4/27/2022	BK7	XXXXX	XXXXX	No	XXXXX	XXXXX	PA	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: BK account. No recent contact with borrower was found. No loss mit activity noted.
REASON FOR DEFAULT: None provided.
MODIFICATION: Loan has been modified X time, most recently in XXXX. NON-XXXXX, first pay due X/X/XXXX, modified balance $XX,XXX at a fixed X.X%, modified P&I $XXX, matures X/X/XXXX. Mod does not include any deferred amounts or PRA.
FORECLOSURE: No FC activity found.
BANKRUPTCY: Account is in BKX when history starts in X/XXXX. Unable to determine filing date. As of X/XX/XXXX BK is active with closing projected for X/XX/XXXX.
PROPERTY: No property issues found. Servicing comments do not reflect occupancy.  Occupancy unknown

437338746	5/1/2022	4/11/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	NY	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Last borrower contact X/X/XXXX when borrower had questions regarding recently changed Hazard insurance escrow. No recent Loss Mit activity. Borrower was on a prior X month Stip to Mod plan approved thru BK that started XX/XXXX and ended X/XXXX iao $X,XXX monthly.

REASON FOR DEFAULT: Last RFD was noted on X/XX/XXXX when borrower stated he asked previous rep to schedule payment for the XXth and that didn't occur. No other RFD provided.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X.X% for XXX months, modified P&I $X,XXX, matures X/X/XXXX. No Deferred balance or debt forgiveness.

FORECLOSURE: No FC activity found.

BANKRUPTCY: Prior BK chapter X filed in XXXX, exact date is unknown. It was discharged w/o reaffirmation XX/XX/XXXX.

PROPERTY: Current occupancy status was last noted on X/XX/XXXX as owner occupied. Property condition was not provided.
437338747	5/1/2022	4/13/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	FL	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: X/XX/XXXX borrower requested modification via BK. Borrower never submitted a complete package and BK was dismissed. Complete package received X/XX/XXXX. Stip to modification approved X/X/XXXX with X payments of $X,XXX.XX, ending X/X/XXXX. Borrower made stip payments and loan was modified in X/XXXX. Last contact with the borrower was X/X/XXXX, checking on status of modification.

REASON FOR DEFAULT:   Only RFD provided was X/X/XXXX, curtailment of income.

MODIFICATION: Loan has been modified X times, most recently in XXXX. NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X%, modified P&I $X,XXX.XX, maturesXX/X/XXXX No deferred balance.

FORECLOSURE:   Active foreclosure as of start of comments X/X/XXXX that was stayed by BK and then placed on loss mitigation hold.   Foreclosure dismissed when modification was boarded.

BANKRUPTCY:   Active BKXX as of start of comments on X/X/XXXX, with a defense of POC hearing, with the claim allowed.    X/XX/XXXX borrower obtaining a personal loan to pay arrearage and would modify plan after.  Case dismissed X/XX/XXXX.  Borrower filed motion to vacate dismissal on X/XX/XXXX, which was granted X/XX/XXXX.   Servicer's objection to confirmation still in place.    BK dismissed X/X/XXXX.

PROPERTY:   Unable to confirm current occupancy.   Loan originated as owner occupied.

437338749	6/1/2022	4/29/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	NY	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Borrower applied for mod assistance in X/XXXX during bankruptcy; modification was denied in X/XXXX, pending reapplication, per court order, with additional income. Borrower reapplied in X/XXXX. Servicer approved a X-month trial plan in XX/XXXX; modification was completed in X/XXXX. Borrower made a phone payment in X/XXXX, and updated the mailing address in X/XXXX. Borrower has continued to make phone payments most months. Borrower requested a XXXX statement in X/XXXX. Last contact on X/X/XXXX was a phone payment.

REASON FOR DEFAULT:  Unknown

MODIFICATION: Loan has been modified X times, most recently in XXXX. NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $X,XXX.XX, matures X/X/XXXX. No deferred amounts noted.

FORECLOSURE:  Timeline was not provided. A  foreclosure sale was cancelled by a BK filing in XXXX. Loss mit hold added X/XX/XXXX. XXXXX moratorium hold added X/XX/XXXX. Modification was completed in X/XXXX. Motion to dismiss filed X/X/XXXX, granted X/X/XXXX.

BANKRUPTCY:  Chapter X filed in XXXX (date unknown); discharged without reaffirmation X/XX/XXXX.

PROPERTY: Owner occupied. No mention of property condition.
437338758	6/1/2022	4/19/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	CT	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: X/XX/XXXX borrower called about increase in payment, due to escrow. X/XX/XXXX borrower applied for XXXXX assistance on-line. X month XXXXX FB approved. Complete loss mitigation package received X/XX/XXXX. XXXXX FB extended for X months. X/XX/XXXX borrower ready to resume payments. Complete loss mitigation package received X/XX/XXXX. X/XX/XXXX XXXXX deferral boarded for XX months. No contact with borrower since X/XX/XXXX. No information from borrower on vacant property and deferral was boarded after the first vacant comment.

REASON FOR DEFAULT:  Only RFD has been impacted by XXXXX, no details.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X% for XX years, modified P&I $XXX.XX, matures X/X/XXXX.  No deferred balance.

FORECLOSURE: No FC activity found

 BANKRUPTCY: No BK activity found.

PROPERTY:   X/XX/XXXX, first time vacant.   Loan originated as owner occupied.   No information from borrower on vacant property and deferral was boarded after the first vacant comment.

OTHER: Servicer posted additional deferral transactions in X/XXXX for $X,XXX.XX. Docs in file support a deferral iao $X,XXX.XX.

437338759	5/1/2022	4/13/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	NJ	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact to schedule/confirm payments. X-month Stip to Mod approved X/X/XXXX starting X/X/XXXX for $X,XXX.XX. Skip trace efforts noted X/XX/XXXX. Borrower hardship noted XX/XX/XXXX. Borrower stated XX/XX/XXXX separated from spouse; unsure on how to have him sign Mod agreement; borrower to have QCD signed/recorded. Loan Mod booked X/XX/XXXX. Borrower inquired about payment change X/XX/XXXX. Borrower indicated X/X/XXXX impacted by XXXXX. Special FB offered X/XX/XXXX from X/X/XXXX to X/X/XXXX. Borrower inquired about escrow refund X/XX/XXXX from prior servicer. Borrower requested special FB extension XX/XX/XXXX. Borrower stated XX/XX/XXXX had bonus cut at work. Plan extended to XX-months X/XX/XXXX. X-month payment deferral completed X/X/XXXX. Last contact X/X/XXXX to request tax statement.

REASON FOR DEFAULT: Borrower illness; diagnosed with cancer.  Divorce.

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X.X%, modified P&I $X,XXX.XX, matures XX/X/XXXX.  Deferred balance iao $XXX,XXX.XX which is not eligible for forgiveness.

FORECLOSURE: Loan noted to be in FC at start of history; referral date unknown.  Complaint filed XX/XX/XXXX.  Service completed X/XX/XXXX.  Default entered X/XX/XXXX.  Loss mitigation hold placed X/XX/XXXX.  FC action closed/billed X/XX/XXXX after Mod workout booked.  Motion to Dismiss filed X/X/XXXX.

BANKRUPTCY: No BK activity found.

PROPERTY: Property is owner-occupied. XXXXXdisaster area noted XX/XX/XXXX; no indication property was affected.
437338761	5/1/2022	4/8/2022	BK13	XXXXX	XXXXX	No	XXXXX	XXXXX	LA	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Active CHXX BK filed in XXXX. Servicer granted a X month XXXXX forbearance effective X/X/XXXX and X/X XXXX, however, the borrower continued to make payments at that time. Servicer granted BK mod effective X/X/XXXX with accounting adjustments made XX/XX/XXXX to account for payments and due dates. The borrower has been cooperative with the servicer with last contact X/X/XXXX requesting copy of hazard claim she filed X/XXXX.

REASON FOR DEFAULT: RFD includes excessive obligations and health issues.

MODIFICATION: BK MOD: first pay due X/X/XXXX, modified balance $XX,XXX.XX at X.XXX% for XXX months, modified P&I $XXX.XX, matures X/X/XXXX.  No deferral noted.

FORECLOSURE: A prior FC sale scheduled for X/XX/XXXX stayed by BK filing, FC was subsequently closed out XX/XX/XXXX.

BANKRUPTCY: Active CHXX BK file in X/XXXX. POC filed X/XX/XXXX.  Servicer filed MFR in X/XXXX, which resulted in an Agreed Order (details not provided), but it appears that borrower performed under the order.

PROPERTY: Unable to verify property occupancy from comments. Prior hazard claim noted in XXXX for XXXXX damages with XXX% inspection completed X/XX/XXXX and all funds disbursed. X Active hazard claims: Claim X: Claim for wind damages; DOL XX/XX/XX; Unable to verify claim amount, money received, or repair status. Claim X: Claim for water damages; DOL X/XX/XXXX; servicer received $X,XXX.XX; no repairs done awaiting borrower to file documents.
437338765	6/1/2022	4/26/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	MA	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Borrower made a phone payment to reinstate the account in X/XXXX; a hardship was mentioned, but borrower didn't request payment assistance. Borrower made another lump sump reinstatement by phone pay in X/XXXX. No further contact.

REASON FOR DEFAULT:  Unexpected expenses

MODIFICATION: Loan has been modified X times, most recently in XXXX. NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XXX% for XX years, modified P&I $XXX.XX, matures  X/X/XXXX.  Deferred balance iao $XX,XXX.XX is not eligible for forgiveness.

FORECLOSURE:  No FC activity found

BANKRUPTCY:  No BK activity found

PROPERTY: Owner occupied. No mention of property condition.
437338770	10/1/2022	4/13/2022	BK11	XXXXX	XXXXX	No	XXXXX	XXXXX	NV	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Account remains paid ahead since Feb XXXX settlement with frequent curtailments. No borrower contact is noted during the review period.
REASON FOR DEFAULT: Servicing errors
MODIFICATION: BK mod, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXX.XX with no escrow, maturity not specified , $X deferred balance.
FORECLOSURE: No FC activity found
BANKRUPTCY:  BKXX filed XX/XX/XXXX, plan was confirmed X/X/XXXX with cramdown to $XXX,XXX.XX at X%, case discharged XX/XX/XXXX.  BKXX filed X/XX/XXXX, dismissed XX/XX/XXXX.  Property was transferred X/X/XXXX to borrower company XXXXX  LLC per the BK plan. BKXX filed X/XX/XXXX, servicer objected to plan confirmation. XXXXX threatened to file motion for civil contempt and sanctions for violation of the confirmation and discharge of the XXXX BK, claiming servicer did not properly board the loan or change terms per XXXX  BKXX confirmation. Contested BK resolved by Settlement Order and Release that defines modification effective Feb XXXX, borrower to continue regular plan payments through Jan XXXX.  Current BK plan is not yet confirmed, Motion to Extend Time entered X/XX/XXXX.
PROPERTY: Property is non-owner occupied per seller data.  No property issues noted.
LITIGATION:  See BK notes; litigation hold removed X/X/XXXX.

437338783	5/1/2022	3/31/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	NY	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: X/XX/XXXX borrower inquiring why payment went up, which was the result of escrow. X/X/XXXX borrower emailed that impacted by XXXXX, no details. X month XXXXX FB approved. X/X/XXXX borrower disputing loan balance and status. X/XX/XXXX borrower submitted request for XXXXX extension on-line, No RFD. XXXXX FB extended X months. XX/X/XXXX first RFD, unemployed due to XXXXX, discussed options. XX/XX/XXXX can resume payments, but no past due amount, payments not resumed. XX/XX/XXXX still unemployed. XXXXX FB extended until the end of X/XXXX. X/XX/XXXX returned to work and wanted to resume payments. Complete loss mitigation package received. XXXXX deferral boarded X/XX/XXXX. X/XX/XXXX borrower wanted excessive funds paid to be applied to principal. Last contact with borrower was X/XX/XXXX, making payment.

REASON FOR DEFAULT:  RFD, out of work due to XXXXX.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X% for XX years, modified P&I $XXX.XX, matures X/X/XXXX.  Deferred balance iao $XX,XXX.XX is not eligible for forgiveness.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found.

PROPERTY:   Unable to confirm current occupancy.  Loan originated as owner occupied.

437338786	9/1/2022	4/11/2022	BKIT	XXXXX	XXXXX	No	XXXXX	XXXXX	AR	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Borrower is performing under the plan with no contact except for X/XX/XXXX to advise of change in insurance agency. Account has been contractually current since Mar XXXX and paid ahead since June XXXX.

REASON FOR DEFAULT: Unknown

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X.X% for XX years, modified P&I $XXX.XX, matures X/X/XXXX, $X deferred balance.

FORECLOSURE: No FC activity found

BANKRUPTCY: BKXX filed X/XX/XXXX.  XX-month plan confirmed for entire arrearage with all payments through trustee.

PROPERTY: Property is owner occupied.  No property issues noted.

437338789	5/1/2022	4/18/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	NY	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: No contact was made regarding XxXX delinquency Oct XXXX, cured Nov XXXX. Account remains current since cured with one contact X/XX/XXXX for website assistance.

REASON FOR DEFAULT: Unknown

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X% for XX years, modified P&I $XXX.XX, matures X/X/XXXX, $X deferred balance.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Property is owner occupied.  No property issues noted.

437338796	7/1/2022	4/5/2022	BK13	XXXXX	XXXXX	No	XXXXX	XXXXX	IL	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Loan had been in BK when borrower filed BKXX in XXXX. Appears borrower is making post petition payments directly to the servicer. Borrower was delinquent in XXXX but has made monthly payments, many times multiple payments, and loan became fully current in X/XXXX and has remained current or paid ahead. Only contact with borrower is administrative, confirming payment was received. No RFD captured.
REASON FOR DEFAULT:  Unknown
MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XX% for XX years, modified P&I $XXX.XX, matures X/X/XXXX. Deferred balance iao $XX,XXX.XX is not eligible for forgiveness.
FORECLOSURE:  Referred to FC X/X/XXXX, complaint filed X/XX/XXXX, judgment entered X/XX/XXXX. Stayed by BK filing.
BANKRUPTCY:  Borrower filed BKXX in XXXX, filing date not found. No documents other than a payment change notice found in the loan file. Payments being made regularly and appears that BK is still active.  Note: There is a BKX discharge notice in the loan file from a NJ district with the same Case# but has a totally different name. Possibly the NJ district assigned a number that is the same as the IL district case #.
PROPERTY:  Owner occupied
TITLE ISSUES: Title claim filed with  XXXXX for two unreleased prior mortgages from XXXX and XXXX. Indemnification letter from  XXXXX dated X/XX/XXXX is in the file.

437338799	5/1/2022	4/6/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	NY	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: XX/X/XXXX incomplete loss mitigation package received. Complete package was not received until XX/X/XXXX. Stip plan approved X/X/XXXX, no down payment and X payments of $X,XX.XX starting X/X/XXXX. X/X/XXXX borrower inquiring about lower interest rate and payment amount on modification as husband unemployed, interest rate already at X%. Plan payments made and modification approved and boarded X/XX/XXXX. X/XX/XXXX borrower still impacted by XXXXX, no XXXXX assistance other than spreading escrow shortage over XX months. Only contact with borrower after escrow was adjusted has been making payments. Last contact was X/X/XXXX, making on-line payment. Borrower stayed in contact with the servicer during loss mitigation process.

REASON FOR DEFAULT:  X/XX/XXX RFD, husband hours reduced, works for school district as bus driver.  X/X/XXXX husband unemployed due to XXXXX.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $X,XXX.XX, matures X/X/XXXX.  Deferred balance iao $XX,XXX.XX is not eligible for forgiveness.

FORECLOSURE:  Active foreclosure prior to BK being filed.   Dismissed when modification boarded.   Unable to determine foreclosure timeline.

BANKRUPTCY: BKXX, unable to determine filing date or case number.    Plan confirmed X/XX/XXXX.  Dismissed X/XX/XXXX

PROPERTY:   Unable to confirm current occupancy.  Loan originated as owner occupied.

437338803	5/1/2022	4/6/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	WA	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: No recent borrower contact. Last contact X/XX/XXXX when borrower called inquiring if there were any late fees still on account. Loss Mit was last active XX/XXXX when borrower was set up on a X month Stip to Mod plan that started X/X/XXXX, ended X/X/XXXX for monthly payments iao $X,XXX. Loan was modified when plan completed.

REASON FOR DEFAULT: No recent payment default. Last RFD was noted on XX/XX/XXXX as increase in monthly payment.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X.X% for XXX months, modified P&I $XXX, matures X/X/XXXX. No Deferred balance or debt forgiveness.

FORECLOSURE: Comments started X/XX/XXXX with loan in active FC with sale date set for X/XX/XXXX. Prior FC timelines are unknown. FC on hold X/XX/XXXX after borrower filed BK-XX. After BK dismissed XX/XXXX, FC sale was set for X/X/XXXX then cancelled for Loss Mit Mod work out. FC closed X/XX/XXXX after loan was modified.

BANKRUPTCY: Prior BK chapter XX filed X/XX/XXXX to stop FC sale. BK was dismissed XX/XX/XXXX

PROPERTY: Current occupancy status noted on XX/XX/XXXX as owner occupied. Property condition was not provided.
437338804	5/1/2022	4/13/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	NY	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Last borrower contact X/XX/XXXX when escrow analysis was discussed. No recent Loss Mit activity. Prior to modification, borrower was on a Loss Mit Stip to Mod plan for X months starting XX/X/XXXX and ending X/X/XXXX with a monthly payment of $X,XXX.

REASON FOR DEFAULT: No recent payment default. RFD was noted on X/XX/XXXX prior to mod as financial hardship and as Divorce on X/X/XXXX.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X.X% for XX years, modified P&I $X,XXX, matures X/X/XXXX. Deferred balance iao $X,XXX is not eligible for forgiveness.

FORECLOSURE: Comments started X/X/XXXX with loan active FC with sale set for X/XX/XXXX. FC on hold X/XX/XXXX after BK filed and on hold again X/XX/XXXX for XXXXX-XX and Loss Mit activity. FC stopped after loan modified effective X/XXXX. It was dismissed after court delay on X/XX/XXXX.

BANKRUPTCY: Prior BK chapter XX filed X/XX/XXXX and dismissed XX/XX/XXXX.

PROPERTY: Current occupancy status was last noted on XX/X/XXXX as owner occupied. Property condition was not provided.
437338809	5/1/2022	4/13/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	PA	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Borrower reported a hardship in X/XXXX during a phone payment, but loan was in active bankruptcy. Borrower had regular contact with servicer until reinstatement in XX/XXXX. Borrower reported a XXXXX hardship in X/XXXX, and servicer approved a X-month forbearance plan in X/XXXX. Borrower requested plan extensions every few months, and servicer extended the plan through X/XXXX. A plan extension in X/XXXX was declined; borrower was looking into refinancing, as he was unable to reinstate the arrears. Borrower applied for additional assistance, and servicer completed a X-month deferment in X/XXXX; borrower has since remained current. Borrower had an escrow shortage in X/XXXX, and requested a larger spread to reduce the monthly payment. Borrower had an NSF payment in XX/XXXX due to bank fraud, but payment was reinstated later that month. No further contact.

REASON FOR DEFAULT:  XXXX: divorce, excessive obligations. XXXX: XXXXX Impact-sick, not working; borrower returned to work in XX/XXXX

MODIFICATION: Loan has been modified X time, in XXXX. NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XXX% for XX years, modified P&I $X,XXX.XX, matures X/X/XXXX.  No deferred amounts noted.

FORECLOSURE:  No FC activity found

BANKRUPTCY:  Chapter X filed in XXXX (date unknown); discharged without reaffirmation X/XX/XXXX.

PROPERTY: Owner occupied. No mention of property condition.
437338811	5/1/2022	4/15/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	FL	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: X/XX/XXXX incomplete loss mitigation package received, all documents were stale dated. Complete package received X/XX/XXXX. Modification denied XX/X/XXXX, unable to determine why. X/XX/XXXX borrower called for options, RFD unemployed. Incomplete loss mitigation package received X/XX/XXXX. Complete package received X/X/XXXX. Stip plan approved X/XXX/XXXX, no down payment and X payments of $X,XXX.XX beginning X/X/XXXX. Plan payments made and modification approved. Documents sent to borrower X/X/XXXX. X/X/XXXX borrower called about getting payment lowered if they submitted application with only wife's income. X/XX/XXXX borrower stated never received modification documents for signature, new set sent X/XX/XXXX. Signed documents received X/X/XXXX and modification boarded. Only contact with borrower since modification has been making payments. Last contact X/XX/XXXX, making on-line payments.

REASON FOR DEFAULT:  Only RFD was X/XX/XXXX, unemployment.   Unable to determine when borrower returned to work.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $X,XXX.XX, matures X/X/XXXX.  No deferred balance.

FORECLOSURE:   Foreclosure at sale date set for X/XX/XXXX, borrower filed BK to stop.   Foreclosure dismissed when modification boarded.

BANKRUPTCY:   BKXX reinstated X/XX/XXXX to stop foreclosure sale.  Unable to determine original filing date. Dismissed X/XX/XXXX.      Borrower multiple filer.

PROPERTY:  Unable to determine current occupancy.  Loan originated as owner occupied.    X/X/XXXX hazard claim and servicer trying to locate borrower to schedule inspection.   Inspection completed X/XX/XXXX, repairs XX% complete.  X/XX/XXXX borrower requested additional funds, which servicer denied due to percentage complete at inspection on X/XX/XXXX.    Claim amount was $XX,XXX.XX.   Unable to determine date of loss or type of damage.  Final disbursement X/XX/XXXX after inspection completed with repairs at XXX%.

437338821	5/1/2022	4/12/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	FL	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Contact history begins X/XXXX. Borrower called in on X/X/XX and was advised all communication must go through the attorney due to litigation status. Investor approved mod in X/XXXX. Mod was processed on X/XX/XX. Last contact was in X/XXXX, borrower called in for grace period inquiry and was advised of XX day grace period. Loan is current.

REASON FOR DEFAULT: Curtailment of income.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X.X% for XX years, modified P&I $XXX, matures/expires XXXX. Deferred balance iao $X of which $X is eligible for forgiveness.

FORECLOSURE: File was in FC when history began in X/XXXX; referral date not provided. Contested matter was identified on XX/XX/XXXX, answer was filed with affirmative defenses; file placed on litigation hold. File also placed on XXXXX-XX hold on X/XX/XXXX. FC stopped in X/XXXX due to modification; dismissed on X/X/XXXX. Litigation hold closed X/X/XXXX.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found. Property appears to be owner occupied.

437338825	5/1/2022	4/14/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	NY	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Borrower on repayment plan as of start of comments on X/X/XXXX. Payments were $X,XXX.XX per month and payments were made. Modification was approved and boarded on XX/X/XXXX. XXXXX FB approved for X months on X/XX/XXXX. X/XX/XXXX borrower able to resume payments, but needs help with past due amount and only interested in deferral. XXXXX deferral boarded X/XX/XXXX for X months. XX/XX/XXXX borrower still impacted by XXXXX, income reduced. X month XXXXX FB approved XX/X/XXXX. Complete loss mitigation package received X/X/XXXX and XXXXX deferral approved for X months and boarded X/X/XXXX. Only contact with borrower since last deferral has been making payments. Last contact X/XX/XXXX, making payment.

REASON FOR DEFAULT:   X/X/XXXX borrower not working due to car accident.    X/XX/XXXX borrower on disability.  X/X/XXXX borrower self employed and work slow due to XXXXX.

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X%, modified P&I $X,XXX.XX, matures X/X/XXXX.  No deferred balance.

FORECLOSURE:   Active foreclosure as of start of comments on X/X/XXXX, at judgment stage and on loss mitigation hold.  Foreclosure was closed when modification boarded.

BANKRUPTCY: No BK activity found.

PROPERTY:   Unable to confirm current occupancy.  Originated as owner occupied.

437338845	8/1/2022	2/28/2022	BK13	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	PA	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Borrower is performing under the BK plan with no contact during the review period. Account is contractually paid ahead since Aug XXXX.

REASON FOR DEFAULT: Unknown

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X.XX% for XX years, modified P&I $XXX.XX, matures X/X/XXXX, $X deferred balance.

FORECLOSURE: FC initiated prior to review period was suspended due to BK filing

BANKRUPTCY: BKXX filed on unknown date in XXXX, case details unknown; all docs in file are for XXXX BKXX.

PROPERTY: Property is owner occupied.  No property issues noted.

437338848	5/1/2022	4/8/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	MD	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Borrower noted X/XX/XXXX to be under active Stip to Mod; terms not provided. Plan confirmed completed X/XX/XXXX. Mod workout approved X/XX/XXXX which was booked X/X/XXXX. Borrower inquired about payment increase X/XX/XXXX. Borrower hardship noted X/X/XXXX. Borrower stated X/XX/XXXX just received statement. Borrower requested payment history X/X/XXXX. Xrd party payoff requested XX/XX/XXXX. Last contact X/X/XXXX borrower confirmed payment.

REASON FOR DEFAULT: Curtailment of income.

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X.X%, modified P&I $X,XXX.XX, matures X/X/XXXX.  Deferred balance iao $X.XX.

FORECLOSURE: Loan noted to be in FC at start of history; referral date unknown.  FC action closed/billed after Mod workout booked X/X/XXXX.

BANKRUPTCY: No BK activity found.

PROPERTY: Property is owner-occupied. No property damage noted.

437338850	5/1/2022	4/5/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	CA	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Last contact XX/XX/XXXX with the borrower questioning the credit bureau reporting. Minimal contact with the borrower as the borrower was in bankruptcy until XX/XXXX and has been current sent.

REASON FOR DEFAULT: Last Reason for Default (XX/XX/XXXX) was curtailment of income.

MODIFICATION: Loan has been modified most recently in XXXX. NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X.XX% for XX years and X months, modified P&I $X.XXX.XX, matures XX/XX/XXXX.  Deferred balance iao $X.XX

FORECLOSURE: No FC activity found

BANKRUPTCY: The borrower filed Chapter XX Bankruptcy in XXXX with the final cure filed XX/XX/XXXX and discharged XX/XX/XXXX.

PROPERTY: No property issues noted.

437338851	6/1/2022	4/28/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	FL	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Loan has been current for XX months. Contact with borrower has been administrative.

REASON FOR DEFAULT:  No default

MODIFICATION: No modification

FORECLOSURE:  No FC activity found

BANKRUPTCY:  No BK activity found

PROPERTY:  Owner occupied

437338853	6/1/2022	4/28/2022	BK13	XXXXX	XXXXX	No	XXXXX	XXXXX	MD	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Multi BK filer with CHXX BK filed in XXXX and dismissed XXXX. Active CHXX BK filed in XXXX with BK mod granted X/X/XXXX by servicer. RFD from documents includes income curtailment. Documents indicate borrower draws social security disability and rents out a room in the subject property as well. Servicer has had no contact with borrower with last contact to AXP X/X/XXXX regarding copy of loan mod. Borrower made all ongoing payments throughout delay in mod completion and has remained current since system changes were completed.

REASON FOR DEFAULT: Income curtailment

MODIFICATION: BK MOD, first pay due X/X/XXXX, modified balance $XXX,XXX at X% for XX years, modified P&I $XXXX.XX, matures/expires XX/X/XXXX.  Deferred balance iao $XX,XXX.XX is not eligible for forgiveness.

FORECLOSURE: Inactive FC.  Prior FC filed in XXXX, however, unable to verify referral date.  FC closed X/XX/XXXX after loan mod granted.

BANKRUPTCY: Active CHXX BK.  Unable to verify filing date from comments and documents.  Original POC filed X/XX/XXXX with secured amount $XXX,XXX.XX.  Amended POC filed after loan mod with secure amount $XXX,XXX.XX.  Prior CHXX BK filed XX/X/XXXX with case dismissal X/XX/XXXX.

PROPERTY: Property is owner occupied verified with documents in file. No damages noted.
437338856	5/1/2022	4/9/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	NY	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Last contact was XX/XX/XXXX as a draft was made on an invalid bank account that was cured at that time. The loan was modified in XX/XXXX and has paid as agreed since. Minimal contact since the Mod in XX/XXXX.

REASON FOR DEFAULT: The reason for hardship/default was listed as Other.

MODIFICATION: Loan has been modified most recently in XXXX. NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X.XX% for XXX months, modified P&I $XXXX.XX, matures XX/XX/XXXX.  Deferred balance iao $X.XX

FORECLOSURE: The borrower was in Foreclosure in XXXX that was dismissed upon completion of the modification.

BANKRUPTCY: No BK activity found

PROPERTY: No property issues noted.

437338858	5/1/2022	4/4/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	NJ	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Borrower submitted partial reinstatement funds in X/XXXX, but servicer returned the funds as there was no active workout. Borrower declined a repay plan in X/XXXX as not affordable. Partial reinstatement funds were returned again in XX/XXXX and XX/XXXX. A consent order was reached in X/XXXX during contested foreclosure action; servicer offered a X-month trial mod plan as part of the settlement in X/XXXX. Borrower asked servicer to reduce the trial payment amount, but servicer declined. Minimal contact with borrower during trial plan. Servicer had issues with modification documents in X/XXXX and X/XXXX; agreement was signed in X/XXXX and payments were effective dated. Borrower confirmed receipt of executed mod documents in X/XXXX, and confirmed the payment amount. Borrower asked about an escrow shortage in XX/XXXX; shortage caused a delinquency the prior month, borrower disputed the shortage amount and reinstated the account. Borrower disputed the loan balance in X/XXXX, and checked the status of the dispute in X/XXXX.

REASON FOR DEFAULT:  XXXX: unexpected deaths. XXXX: extended illness of father and associated medical costs

MODIFICATION: Loan has been modified X times, most recently in XXXX. NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $X,XXX, matures X/X/XXXX.  No deferred amounts noted. Modifications were also completed in XXXX and XXXX.

FORECLOSURE:  Referred X/XX/XXXX. Complaint filed X/XX/XXXX. Service completed XX/X/XXXX. Answer with affirmative defenses filed XX/X/XXXX; case moved to litigation status. XXXXX moratorium hold X/XX/XXXX. Both parties entered a consent order X/X/XXXX, contested issue closed X/XX/XXXX. Loss mit hold X/XX/XXXX. Modification was completed in X/XXXX.

BANKRUPTCY:  No BK activity found

PROPERTY: Owner occupied. No mention of property condition.
437338891	5/1/2022	4/15/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	PA	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Contact history begins X/XXXX. Borrower called in XX/XXXX to schedule a payment and stated RFD was due to other bills. Borrower has been impacted by XXXXX-XX, stated in X/XXXX that he and his spouse were out of work. Repayment plan was set up for X payments, ending X/X/XX. Last contact was on X/XX/XX, borrower called in for payment inquiry. Loan is current.

REASON FOR DEFAULT: Unemployment due to XXXXX-XX, other bills.

MODIFICATION: NON-HAMP STEP, first pay due XX/X/XXXX, modified balance $XX,XXX at X% for X years, modified IO payment $XXX, matures XXXX. Deferred balance iao $X of which $X is eligible for forgiveness.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found. Property appears to be owner occupied.

437338899	5/1/2022	3/30/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	OH	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: contact history begins X/XXXX. Pre-FC loss mit letter was sent on XX/XX/XX. Borrower called in on XX/XXXX stating that RFD was due to divorce and change of job position. Borrower was able to make some payments but struggled to bring the loan current until X/XXXX. No loss mit activity. Last contact was in XX/XXXX, borrower tried to make a payment with credit card and was advised not an option; borrower stated she would make the payment the following day. Loan is current.

REASON FOR DEFAULT: Divorce, job change.

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XX,XXX at X.X% for XX years, modified P&I $XXX, matures/expires XXXX. Deferred balance iao $X,XXX of which $X is eligible for forgiveness.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found. Property appears to be owner occupied, data indicates original occupancy is investment, however, the loan application shows property is a primaryresidence. Inspections completed have also reported property as owner occupied.

437338909	7/1/2022	4/26/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	GA	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: No contact with borrower. Borrower has not responded to any collection efforts.

REASON FOR DEFAULT:   No RFD available.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XXX% for XX years, modified P&I $XXX.XX, matures X/X/XXXX.  Deferred balance iao $X,XXX.XX is not eligible for forgiveness. Loan has been modified at least X times.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found.

PROPERTY:   Unable to confirm current occupancy.  Loan originated as owner occupied.

437338923	5/1/2022	4/6/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	NC	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: XX/XX/XXXX discussed total amount due with borrower, they thought they were current, brought loan current in X/XXXX. X/XX/XXXX borrower called to advise servicer they made payment. Borrower never applied for XXXXX assistance. Last contact was X/XX/XXXX.

REASON FOR DEFAULT:   RFD X/XX/XXXX, unemployed due to XXXXX.

MODIFICATION: HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XX% for XX years, modified P&I $XXX.XX, matures X/X/XXXX.  No deferred balance.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found.

PROPERTY:   Unable to confirm current occupancy.  Loan originated as owner occupied.    X/XX/XXXX trying to contact borrower regarding loss draft.  X/XX/XXXX no contact with borrower to complete final inspection, but all funds disbursed and contractor confirmed paid in full.   Unable to determine amount, date or type of loss.

437338926	5/1/2022	4/12/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	NY	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Last contact X/XX/XXXX from ATP following up on a request for a copy of prior loan modification documents. No recent Loss Mit activity.

REASON FOR DEFAULT: No recent payment default. Last RFD was noted on XX/XX/XXXX as unemployment and previously as work slow due to XXXXX-XX.

MODIFICATION: STEP NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X.XXX% for X years, modified P&I $X,XXX, matures X/X/XXXX. Deferred balance iao $X,XXX is not eligible for forgiveness.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Current occupancy status was noted on X/XX/XXXX as owner occupied. Current property condition was not provided.

437338927	6/1/2022	4/30/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	MD	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Borrower accepted a X-month repay plan May XXXX with $XXXX down and $XXXX/mo, plan failed July XXXX due to family emergency. Borrower asked for plan to re-start, servicer advised application would be required. Borrower advised Nov XXXX that she was unemployed, loss mit requested using parents as contributors. Trial approved with $XXXX down and $XXXX from April-Sep XXXX, all trial and post mod payments made timely. Last contact XX/X/XXXX questions about billing statement.

REASON FOR DEFAULT: Borrower unemployment

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXXX.XX, matures X/X/XXXX, $X deferred balance.

FORECLOSURE: Referred to foreclosure X/XX/XXXX, title is clear, first legal filed XX/X/XXXX, service completed XX/X/XXXX. Case dismissed after modification.

BANKRUPTCY: No BK activity found

PROPERTY: Property is owner occupied.  No property issues noted.

437338936	6/1/2022	4/12/2022	BK11	XXXXX	XXXXX	No	XXXXX	XXXXX	MD	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Borrower contested taxes paid by servicer as he is non-escrowed, servicer de-escrowed account Oct XXXX and borrower repaid taxes advanced to cure tax sale. Account was rolling XX-delinquent prior to default Mar XXXX, no request for XXXXX assistance is noted. Borrower reinstated XX payments May XXXX and remains current with no further contact since X/XX/XXXX.Servicer continues to monitor to ensure borrower is paying taxes on time.

REASON FOR DEFAULT: Unknown

MODIFICATION: BK Mod, first pay due at earlier of X/X/XXXX or plan confirmation, modified balance $XX,XXX at X% for XX years, modified P&I $XXX.XX, maturity not specified, $X deferred balance. Account will be non-escrowed.

FORECLOSURE: No FC activity found

BANKRUPTCY: BKXX filed X/X/XXXX with proposed cramdown of $XXX,XXX claim to value of $XXK. Borrower disputed total debt and agreed to negotiated settlement of cramdown to value $XX,XXX,  Plan confirmed X/XX/XXXX, borrower continued to contest escrow issues with adversarial proceedings against prior servicers.

PROPERTY: Property is non-owner occupied.  No property issues noted.

TITLE ISSUES: XXXX notes show borrower repaid taxes advanced to cure tax sale.

437338953	5/1/2022	4/30/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	GA	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Last borrower contact X/XX/XXXX when borrower called to provide WU tracking number for payment. No Loss Mit attempt. Servicer has attempted borrower contact with no recent success. The last attempt was made on X/XX/XXXX. Loan was prior modified X/XX/XXXX.

REASON FOR DEFAULT: Last RFD was noted on XX/X/XXXX as exposed to XXXXX. Prior RFD was noted on XX/X/XXXX as self employed business impacted by XXXXX-XX XXXXX.

MODIFICATION: STEP NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X.XX% for X years, modified P&I $XXX, matures XX/X/XXXX. Deferred balance iao $XX,XXX is not eligible for forgiveness.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Property occupancy was last noted on XX/X/XXXX as owner occupied. Property condition was not provided.

437338963	5/1/2022	4/15/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	MI	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Borrower stays in contact with servicer and has kept promises. Borrower has declined all loss mitigation offered. Borrower struggled during XXXXX as clients late paying and a reduction in work. Last contact with the borrower was X/XX/XXXX about damage to property.

REASON FOR DEFAULT:   X/XX/XXXX borrower works with auto industry doing training.   RFD has always been the same of work slow or out of work because plant was shut down.

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X%, modified P&I $X,XXX.XX, matures X/X/XXXX.  Deferred balance $XX,XXX.XX of which $X.XX is eligible for debt forgiveness.

FORECLOSURE: No FC activity found

 BANKRUPTCY: No BK activity found.

PROPERTY:  Unable to confirm current occupancy.  Loan originated as owner occupied.    Insurance claim for wind andXXXXXdamage.  Date of Loss was XX/XX/XXXX.  Loss amount of $XX,XXX.XX.  X/XX/XXXX borrower called about needing new roof.     Unable to determine status of repairs.

437338977	5/1/2022	4/18/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	NJ	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Borrower made sporadic phone payments in XXXX, and declined a repay plan in X/XXXX. Borrower applied for mod assistance in X/XXXX; package was incomplete and review was closed in X/XXXX. Borrower reapplied for mod assistance in XX/XXXX, package was completed in X/XXXX. Servicer offered a X-month trial mod plan, but borrower declined the plan, stating payments were too high and income was miscalculated. Borrower requested a reinstatement quote in X/XXXX, but accepted a repay plan in X/XXXX. Plan finished in X/XXXX, borrower has since remained current. Last contact was in X/XXXX; borrower changed insurance carriers.

REASON FOR DEFAULT:  borrower illness, property repairs

MODIFICATION: Loan has been modified X times, most recently in XXXX. NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXX.XX, matures X/X/XXXX.  Deferred balance iao $XXX,XXX.XX of which $X,XXX.XX is eligible for forgiveness over X years based on borrower performance. Borrower failed to meet the PRA offer requirements in XXXX.

FORECLOSURE:  Referred X/XX/XXXX. Loss mit hold X/XX/XXXX. XXXXX moratorium hold X/XX/XXXX. Borrower reinstated in X/XXXX, case closed.

BANKRUPTCY:  No BK activity found

PROPERTY: Owner occupied. No mention of property condition.
437338989	5/1/2022	4/22/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	NY	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Only contact with borrower was in XX/XXXX; borrower mentioned a hardship, but scheduled a double payment to reinstate in X/XXXX. Borrower had a rolling XX-day delinquency between XX/XXXX, until reinstatement in X/XXXX; loan has since remained current. Borrower usually pays through the website.

REASON FOR DEFAULT:  XXXX: Death in the family. XXXX: unknown

MODIFICATION: Loan has been modified X times, most recently in XXXX. STEP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X% for XX years, modified P&I $X,XXX.XX, matures X/X/XXXX.  Deferred balance iao $XXX,XXX.XX is not eligible for forgiveness.

FORECLOSURE:  No FC activity found

BANKRUPTCY:  No BK activity found

PROPERTY: Owner occupied. No mention of property condition.
437338993	5/1/2022	4/14/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	NY	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Borrower paid sporadically and was rolling XX-XX days delinquent through XXXX and XXXX. Has had X NSF pmts in XX months. On X/XX/XXXX RFD was medical issues, borrower is handicapped but no details as to how this is a RFD. In X/XXXX borrower said RFD he is retired, income reduction. On X/XX/XXXX RFD was investment fraud, no details. Borrower caught up in Mar/Apr XXXX and has been current since then, although NSF on X/X/XXXX that was replaced X/XX/XXXX.

REASON FOR DEFAULT:  Medical issues, income reduction

MODIFICATION: STEP MOD, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XXX% for X years, modified P&I $XXXX.XX, matures X/X/XXXX. Deferred balance iao $XX,XXX.XX is not eligible for forgiveness.

FORECLOSURE:  No FC activity found

BANKRUPTCY:  No BK activity found

PROPERTY:  Owner occupied. Property was in XXXXXdisaster area on XX/X/XXXX. No indication property was impacted.

437338994	5/1/2022	4/20/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	NY	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Borrower made contact to reinstate rolling delinquency Nov XXXX, no hardship or financials provided. Borrower submitted a mod application Aug XXXX, hardship due to income curtailment. Trial was approved with $XXXX down and $XXXX/mo Dec XXXX-Feb XXXX. Trial and all post-mod payments have been made timely with occasional account inquiry. Last contact X/XX/XXXX to discuss escrow increase.

REASON FOR DEFAULT: Income curtailment

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X% for XX years, modified P&I $XXX.XX, matures XX/X/XXXX. $XX,XXX.XX deferred balance is not eligible for forgiveness..

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Property is owner occupied.  No property issues noted.

437338995	5/1/2022	3/31/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	CT	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: X/XX/XXXX borrower promised payment on-line. RFD was illness. X/XX/XXXX RFD was car repairs, promised payment on X/X/XXXX, which was last payment made until X/XXXX. Comment on XX/XX/XXXX, loan in litigation, but no details. XX/XX/XXXX borrower called and servicer referred to litigation department. X/X/XXXX borrower called for status and was referred to litigation department or his attorney. X/X/XXXX borrower called for reinstatement amount, which the servicer provided and borrower reinstated. X/X/XXXX borrower having issue with on-line account. Last contact with the borrower was X/XX/XXXX, making on-line payment.

REASON FOR DEFAULT:   Illness in X/XXXX and bad investments in X/XXXX.

MODIFICATION: NON-HAMP STEP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for X years, modified IO payment $XXX.XX, matures X/X/XXXX.  Deferred balance iao $XXX,XXX.XX is not eligible for forgiveness.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found.

PROPERTY:   Unable to confirm current occupancy.  Loan originated as owner occupied.

LITIGATION:   Unable to determine reason for loan being moved to litigation in XX/XXXX or resolution to litigation, which appears to have ended, based on borrower contact.

437339035	5/1/2022	4/26/2022	CURR	XXXXX	XXXXX	Yes	XXXXX	XXXXX	FL	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Contact history begins X/XXXX. Borrower scheduled a payment on X/XX/XX and stated that work was slow; also stated on X/X/XX that they had car repairs. Borrower was approved for several repayment plans; broken plan in X/XXXX due to nsf, broken plan in X/XXXX due to plan not paid, broken plan in XX/XXXX due to paid less; repayment plans were completed in X/XXXX and X/XXXX. Loan was also deferred for XX payments in X/XXXX, with deferred interest totaling $XX,XXX. Death of principal mortgager noted on XX/XX/XXXX, no other details provided. Last contact was in X/XXXX, borrower requested a copy of XXXX statement. Loan has remained current since X/XXXX.

REASON FOR DEFAULT: Curtailment of income due to XXXXX-XX, family emergency, car repairs. Initial RFD due to curtailment of income due to working less hours.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X% for XX years, modified P&I $X,XXX, matures/expires . Deferred balance iao $XX,XXX of which $X is eligible for forgiveness.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found. Property appears to be owner occupied.

437339039	5/1/2022	3/25/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	MI	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Last contact XX/XX/XXXX with the borrower following up on assistance request. The borrower had an income reduction in XXXX and was approved for X months of XXXXX deferral of the payments bringing the loan current in XX/XXXX. The borrower was in contact with the servicer during the delinquency.

REASON FOR DEFAULT: The latest reason for default was the borrower was incarcerated.

MODIFICATION: Loan has been modified most recently in XXXX. NON-HAMP, first pay due XX/XX/XXXX, modified balance $XX,XXX.XX at X.XX% for XX years, modified P&I $XXX.XX, matures XX/XX/XXXX.  Deferred balance iao $X.XX with forgiveness of $X,XXX.XX.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: No property issues noted.

437339060	5/1/2022	4/22/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	PA	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer had contact with borrower most months during XXXX; contact was only during phone payments, no hardship mentioned. Borrower continued to make monthly phone payments through X/XXXX, then began paying through the web or the IVR. Borrower applied through the website for XXXXX assistance in XX/XXXX, and servicer approved a X-month trial mod plan in X/XXXX. After plan completion, borrower applied for assistance with the arrears, and servicer completed a X-month deferral in X/XXXX; loan has since remained current. Borrower made a phone payment in X/XXXX, and confirmed he no longer needed assistance. Borrower requested a XXXX statement in X/XXXX, and rescheduled a pending payment in X/XXXX for a different day.

REASON FOR DEFAULT:  XXXX: unknown. XXXX: XXXXX impact-details were not provided

MODIFICATION: Loan has been modified X times, most recently in XXXX. NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X% for XX years, modified P&I $XXX.XX, matures X/X/XXXX.  Deferred balance iao $XX,XXX.XX is not eligible for forgiveness.

FORECLOSURE:  No FC activity found

BANKRUPTCY:  No BK activity found

PROPERTY: Owner occupied. No mention of property condition.
437339061	5/4/2022	4/18/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	NY	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Borrower's attorney verified the due date in XX/XXXX. Borrower disputed the due date in X/XXXX, and was advised to send in proof of payments debtor thought were missing. Servicer confirmed the pay history was correct in X/XXXX, and borrower reinstated in X/XXXX after an NSF payment; loan has since remained current. No further contact. Subsequent payments have been made through the website.

REASON FOR DEFAULT:  Unknown

MODIFICATION: Loan has been modified X times, most recently in XXXX. STEP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X% for XX years, modified P&I $X,XXX.XX, matures X/X/XXXX.  Deferred balance iao $XXX,XXX.XX is not eligible for forgiveness.

FORECLOSURE:  No FC activity found

BANKRUPTCY:  Chapter XX filed X/XX/XXXX, POC filed XX/XX/XXXX. Attorney was preparing MFR when XXXXX moratorium hold started X/XX/XXXX. Plan confirmed XX/XX/XXXX. Case discharged X/XX/XXXX, closed X/X/XXXX.

PROPERTY: Owner occupied. No mention of property condition.
437339063	5/20/2022	4/20/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	MA	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Co-borrower requested a mod application in X/XXXX; borrowers didn't qualify for a repay plan due to low monthly surplus. Borrower applied for mod assistance in X/XXXX, package was complete in X/XXXX. Servicer approved a X-month trial mod plan in XX/XXXX. Co-borrower had monthly contact during the trial plan, as trial payments were made through phone pay. Modification was completed in X/XXXX; borrowers have since remained current. Co-borrower requested a VOM in X/XXXX. No further contact; borrower pays through the IVR system.

REASON FOR DEFAULT:  illness and medical bills, changed jobs and had reduced income, increased expenses

MODIFICATION: Loan has been modified X times, most recently in XXXX. NON-HAMP, first pay due X/XX/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $X,XXX.XX, matures X/XX/XXXX. No deferred amounts noted. Borrower also had modifications in X/XXXX and X/XXXX.

FORECLOSURE:  No FC activity found

BANKRUPTCY:  No BK activity found

PROPERTY: Owner occupied. No mention of property condition.
437339076	5/1/2022	4/15/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	MI	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins X/X/XXXX. Prior loan Mod completed X/X/XXXX; details of workout not provided. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Borrower hardship noted X/X/XXXX due to unemployment; wife between jobs. Borrower stated X/XX/XXXX had hours reduced at work. Borrower stated X/X/XXXX had death in family. Repayment plan offered X/X/XXXX; terms not provided. Borrower stated XX/XX/XXXX not working; borrower hours reduced. X-month FB offered XX/XX/XXXX. Borrower stated X/XX/XXXX missed time at work due to illness; had to buy car. Borrower indicated X/XX/XXXX impacted by XXXXX; laid off due to virus. X-month special FB offered; extend to X-months X/XX/XXXX. Last contact X/XX/XXXX borrower confirmed insurance paid.

REASON FOR DEFAULT: Borrower unemployment.  Curtailment of income.

MODIFICATION: STEP HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X% for X years, modified P&I $XXX.XX, matures X/X/XXXX.  Deferred balance iao $XX,XXX.XX which is not eligible for forgiveness.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Property is owner-occupied. No property damage noted.

437339078	5/1/2022	4/25/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	PA	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Borrower made contact occasionally throughout XXXX-XXXX delinquent to make payments but declined to discuss hardship or loss mitigation. Account remains current since most recent reinstatement Mar XXXX, last contact X/XX/XXXX for phone payment.

REASON FOR DEFAULT: Excessive obligations

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XXX% for XX years, modified P&I $XXX.XX, matures X/X/XXXX. $XX,XXX.XX deferred balance is not eligible for forgiveness.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Property is owner occupied.  No property issues noted.

437339083	5/1/2022	4/26/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	MD	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Prior loan mod effective X/X/XXXX noted. Comments indicate the borrower is retired drawing fixed income. She has been XX days delinquent a few times in the last X years due to medical issues and unexpected expenses. Loan has been paid as agreed over the last XX months and is current. The borrower has been very cooperative with the servicer with last contact X/XX/XXXX regarding her payment.

REASON FOR DEFAULT: medical issues/surgery and unexpected expenses

MODIFICATION: NON-HAMP, first pay due X/X/XXXX modified balance $XXX,XXX.XX at X.X% for XX years, modified P&I $XXXX.XX, matures/expires X/X/XXXX.  Deferred balance iao $XXX,XXX.XX is not eligible for forgiveness and is a balloon due at maturity.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Unable to verify the property occupancy from comments. No damages noted.
437339093	5/30/2022	4/4/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	FL	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Borrower authorized an attorney on the account in X/XXXX; attorney asked why escrow payment increased more than XXX% since a modification in XXXX. Servicer issued an escrow refund in X/XXXX. Borrower declined to speak with servicer in X/XXXX and XX/XXXX, as he was represented by an attorney. Borrower requested a mod application in XX/XXXX, and gave a promise to reinstate in X/XXXX and X/XXXX. Borrower authorized his daughter on the account in X/XXXX, and reinstated the account in X/XXXX. Borrower has remained current since reinstatement. Servicer advised borrower of a payment change in X/XXXX; borrower gave a promise to pay in XX/XXXX. No further contact. NSF payment in X/XXXX.

REASON FOR DEFAULT:  Escrow payment increase, medical issues

MODIFICATION: Loan has been modified X time, in XXXX. STEP, first pay due X/XX/XXXX, modified balance $XX,XXX.XX at X% for XX years, modified P&I $XX.XX, matures X/XX/XXXX.  Deferred balance iao $X,XXX.XX is not eligible for forgiveness. Step X: X%, rate change date X/XX/XXXX, P&I $XXX.XX; Step X: X%, rate change date X/XX/XXXX, P&I $XXX.XX; Step X: X%, rate change date X/XX/XXXX, P&I $XXX.XX.

FORECLOSURE:  No FC activity found

BANKRUPTCY:  No BK activity found

PROPERTY: Owner occupied. No mention of property condition.
437339094	4/28/2022	4/25/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	NC	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Hardship throughout XXXX delinquency was back surgery and medical bills. Borrower made contact for payments but declined to discuss loss mitigation until request for XXXXX assistance May XXXX due to loss of work. FB approved May-July XXXX. Loss mit application submitted Sep XXXX, trial approved iao $XXXX.XX from Nov XXXX-Jan XXXX. Trial and all post-mod payments have been made timely, last contact X/XX/XXXX to advise payment was in the mail.

REASON FOR DEFAULT: Borrower illness, income curtailment

MODIFICATION: NON-HAMP, first pay due X/XX/XXXX, modified balance $XX,XXX.XX at X% for X years, modified P&I $XXX.XX, matures X/XX/XXXX, $X deferred balance.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Property is owner occupied.  No property issues noted.

437339113	4/12/2022	4/6/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	FL	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Last borrower contact X/X/XXXX when borrower made a phone payment. No Loss Mit activity since loan modified X/XXXX. Borrower was on XXXXX FB prior to Mod requiring no payments that started X/X/XXXX and ended X/X/XXXX after being extended X times.

REASON FOR DEFAULT: RFD for NSF was noted on X/XX/XXXX when borrower called to see if she could make another payment because she was notified the payment didn't go thru her bank on X/XX/XXXX due to her not including enough zeros in the account number. Servicer accepted payment and said NSF hadn't occurred yet on their end, might take a few days. The Xst payment became NSF on X/XX/XXXX. Prior RFD was noted on X/XX/XXXX as curtailment of income due to XXXXX-XX XXXXX.

MODIFICATION: NON-HAMP, first pay due X/XX/XXXX, modified balance $XXX,XXX at X.XXX% for XX years, modified P&I $XXX, matures X/XX/XXXX. No Deferred balance or debt forgiveness.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Current occupancy status was last noted on X/XX/XXXX as owner occupied. Property condition was not provided.
437339121	5/1/2022	4/13/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	NY	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins X/X/XXXX. Prior loan Mod completed X/X/XXXX; details of workout not provided. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Borrower indicated hardship X/X/XXXX due to service transfer. Borrower stated X/X/XXXX confused on payment amount. Borrower stated X/XX/XXXX husband laid off. X-month FB offered X/XX/XXXX. Loan reinstated X/XX/XXXX. Borrower requested tax form X/XX/XXXX. Borrower inquired about Mod workout X/XX/XXXX. Last contact X/XX/XXXX.

REASON FOR DEFAULT: Excessive obligations. Borrower unemployment.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X% for X years, modified IO payment $XXX.XX, matures X/X/XXXX.  Deferred balance iao $X.XX. $XX,XXX.XX forgiven at time of agreement.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Property is owner-occupied. No property damage noted.

437339122	5/1/2022	4/15/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	TN	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Borrower struggled through XXXX and XXXX with rolling XX-XX day delinquency. RFD in X/XXXX was excessive obligations. Borrower took X extra children (fosters children) and has added expenses. On X/X/XXXX RFD was borrower hours cut. In X/XXXX borrower was able to get current and has been current ever since then. Comments in X/XXXX about a FB but no evidence the borrower ever needed it. Loan has been current since X/XXXX.

REASON FOR DEFAULT:  Excessive obligations, insufficient income

MODIFICATION: STEP MOD, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X.XXX% for X years, modified P&I $XXX.XX, matures X/X/XXXX. Deferred balance iao $XX,XXX.XX is not eligible for forgiveness.

FORECLOSURE:  No FC activity found

BANKRUPTCY:  No BK activity found

PROPERTY:  Owner occupied. Property in XXXXXdisaster area on X/XX/XXXX, no indication subject was impacted.

437339125	5/24/2022	4/28/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	VA	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Borrower maintained contact throughout XXXX-XXXX delinquency, hardship due to excessive medical bills and reduction of work hours throughout XXXXX. Borrower declined assistance and has remained current since last contact for reinstatement X/X/XXXX.

REASON FOR DEFAULT: Excessive obligations, XXXXX income curtailment

MODIFICATION: NON-HAMP, first pay due X/XX/XXXX, modified balance $XXX,XXX.XX at initial step rate of X.XXX% for X years, modified P&I $XXXX.XX, matures X/XX/XXXX.  $XX,XXX.XX deferred balance is not eligible for forgiveness.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Property is owner occupied.  No property issues noted.

437339126	5/21/2022	4/29/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	VA	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: X/XX/XXXX, borrower made payment and stating waiting on loan approval. Borrower unresponsive to most collection efforts and contact is usually when making a payment. RFD has always related to insufficient income. Borrower has never applied for loss mitigation. Last contact X/XX/XXXX, making on-line payment.

REASON FOR DEFAULT:   XX/X/XXXX RFD unexpected expenses and car repairs.    X/XX/XXXX RFD was car repairs.  X/X/XXXX RFD unexpected expenses.   Last RFD was X/X/XXXX, other bills.

MODIFICATION: N/A

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found.

PROPERTY:   Unable to confirm current occupancy.  Loan originated as owner occupied.

437339128	5/1/2022	4/15/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	NY	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Last contact XX/XX/XXXX with an the borrower requesting access to the servicer's website and stating she no longer needs any assistance. The borrower had requested assistance due to unemployment in XX/XXXX being XXXXX XXXXX related and received a X month deferral in XX/XXXX and has been able to pay since that time.

REASON FOR DEFAULT: Last reason for default was curtailment of income with previous being unemployment.

MODIFICATION: Loan has been modified most recently in XXXX. NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXXXXX.XX at X.XX% for XX years, modified P&I $XXX.XX, matures XX/XX/XXXX.  Deferred balance iao $X.XX.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: No property issues noted. Servicing comments do not reflect occupancy.  Occupancy unknown.

437339150	5/1/2022	4/15/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	FL	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Borrower applied for mod assistance in X/XXXX; package was incomplete. Borrower was advised of the missing documents, but the review was closed in X/XXXX. Loan moved to litigation status in XX/XXXX. Borrower continued to apply for mod assistance; packages were incomplete. No contact due to litigation on account. Servicer approved a modification in X/XXXX, completed in X/XXXX. Borrower verified the payment mailing address in X/XXXX. Borrower asked about a missing money order in XX/XXXX. NSF payment in X/XXXX was reinstated that month; loan has since remained current. Borrower asked about an escrow shortage in X/XXXX, and requested a XXXX statement in X/XXXX. Last contact was in X/XXXX regarding a third party offer to purchase the property.

REASON FOR DEFAULT:  Unknown

MODIFICATION: Loan has been modified X times, most recently in XXXX. NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXX.XX, matures X/X/XXXX. No deferred amounts noted. Modifications were also completed in X/XXXX, XX/XXXX, X/XXXX and X/XXXX.

FORECLOSURE:  Timeline prior to X/XXXX was not provided. Loss mit hold closed X/XX/XXXX. Complaint filed X/XX/XXXX. Service completed X/X/XXXX. Borrower filed an answer with affirmative defenses X/X/XXXX; case was contested. XXXXX moratorium hold X/XX/XXXX. Modification was completed in X/XXXX. Motion to dismiss filed XX/X/XXXX, granted XX/XX/XXXX.

BANKRUPTCY:  No BK activity found

PROPERTY: Owner occupied. No mention of property condition.
437339152	6/1/2022	4/16/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	CA	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Contact history begins X/XXXX. Borrower called in X/XXXX stating that he's on permanent disability and wanted to apply for mod. Trial plan for X payments was approved in X/XXXX, ending on X/X/XX. Borrower completed the trial plan and was approved for a mod effective X/X/XX; mod was processed in X/XXXX. Borrower failed to make several monthly payments since the mod but was able to bring the loan current. Last contact was in X/XXXX, borrower called in stating he sent X payments via mail; also discussed loss mit options.

REASON FOR DEFAULT: Permanent disability.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X% for XX years, modified P&I $X,XXX, matures/expires XXXX. Deferred balance iao $X of which $X is eligible for forgiveness.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found. Property appears to be owner occupied.

437339155	6/1/2022	4/26/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	CA	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Last contact XX/XX/XXXX while finalizing the Modification. No contact noted since as loan has remained current. Minimal contact with the borrower with the exception of getting the Mod completed.

REASON FOR DEFAULT: Reason for Default was curtailment of income.

MODIFICATION: Loan has been modified most recently in XXXX. NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X.XXX% for XX years, modified P&I $X,XXX.XX matures XX/XX/XXXX.  Deferred balance iao $X.XX.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: No property issues noted.

437339170	5/1/2022	4/18/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	MD	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Borrower completed a trial approved by prior servicer June-Aug XXXX, hardship and financials are not noted. Account remained chronic delinquent post-mod, borrower was upset that payment increased from trial plan due to escrow shortage. Borrower declined to discuss account when contacted and did not want assistance. Borrower advised July XXXX that hardship is due to divorce and loss of income due to XXXXX, daughter now lives in home. Borrower scheduled payments at last contact X/XX/XXXX to fully reinstate by end of April and remains current.

REASON FOR DEFAULT: Divorce, XXXXX income curtailment

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XXX% for XX years, modified P&I $XXXX.XX, matures X/X/XXXX, $X deferred balance.

FORECLOSURE: FC initiated prior to review period was canceled after modification.

BANKRUPTCY: No BK activity found

PROPERTY: Property is non-owner occupied.  No property issues noted.

437339172	5/1/2022	4/29/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	TX	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins X/X/XXXX. Prior loan Mod completed X/X/XXXX; details of workout not provided. Limited contact noted with borrower (authorized Xrd party; spouse); majority of contact to schedule/confirm payments. Borrower inquired about payment increase X/XX/XXXX. Borrower hardship noted X/X/XXXX; stated plans on selling home. Borrower called X/XX/XXXX to confirm insurance premium payment. Borrower stated X/XX/XXXX impacted by XXXXX; unemployment. Special FB offered X/XX/XXXX. Borrower requested line of equity XX/X/XXXX. Borrower stated X/XX/XXXX has health issue. Last contact X/XX/XXXX borrower inquired about payment change date.

REASON FOR DEFAULT: Marital difficulties.  Borrower unemployment.

MODIFICATION: STEP HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X.X% for X years, modified P&I $XXX.XX, matures X/X/XXXX.  Deferred balance iao $X.XX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Property is owner-occupied. XXXXXdisaster area noted XX/X/XXXX and X/XX/XXXX; no indication property was affected.

437339183	5/1/2022	4/13/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	RI	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: XX/XXXX Borrower accepts a repayment plan, plan is broken the following month due to NSF payment. X/XXXX Borrower wishes to apply for a mod, docs are being submitted. X/XXXX A stip to mod is approved. X/XX/XXXX Final mod is processed. Since the mod, the account has been kept current with no further significant activity noted. The most recent contact was on X/XX/XXXX to make a phone payment.

REASON FOR DEFAULT: X/XXXX Illness of mortgagor. X/XXXX Unemployment and illness of mortgagor. X/XX/XXXX: Car repairs.

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX at a fixed X%, modified P&I $XXX, matures X/X/XXXX. Mod does not include any deferred amounts or PRA.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Per seller data original occupancy is primary. No recent notes found specifying current occupancy.

437339188	5/1/2022	4/29/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	AZ	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Borrower declined to discuss default during monthly phone payments in XXXX. NSF payments in XX/XXXX and X/XXXX. Borrower continued monthly payments through X/XXXX, but servicer declined funds in X/XXXX as insufficient to reinstate. Co-borrower disputed the due date in X/XXXX. Funds were returned between X/XXXX and XX/XXXX as insufficient to reinstate. Borrower submitted full reinstatement funds in X/XXXX; some of the funds were applied to suspense, and loan reinstated in X/XXXX. Borrower has since remained current. Last phone contact was a phone pay in X/XXXX. Borrower disputed an escrow increase in X/XXXX through website secure message. Secure web messages were also sent in XX/XXXX and X/XXXX; details were not provided.

REASON FOR DEFAULT:  Unknown

MODIFICATION: Loan has been modified X time, in XXXX. NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $X,XXX.XX, matures X/X/XXXX. No deferred amounts noted.

FORECLOSURE:  No FC activity found

BANKRUPTCY:  No BK activity found

PROPERTY: Owner occupied. No mention of property condition.
437339202	5/25/2022	3/29/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	Yes	XXXXX	XXXXX	FL	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Prior servicer denied a modification X/X/XXXX; denial reason unknown. Co-borrower submitted a mod application in X/XXXX via mail, but servicer confirmed no documents were received in X/XXXX. Co-borrower promised to apply for mod assistance in XX/XXXX; she submitted an incomplete application in XX/XXXX, and the review was closed in XX/XXXX. A mod application was denied in X/XXXX as foreclosure sale was pending. Co-borrower submitted a complete mod application in X/XXXX, and servicer approved a X-month trial mod plan. Co-borrower verified payment posting in XX/XXXX, and verified receipt of the final mod agreement in X/XXXX. No further contact. Modification was completed in X/XXXX.

REASON FOR DEFAULT:  Borrower is deceased, X/X/XXXX. Co-borrower illness

MODIFICATION: Loan has been modified X time, in XXXX. NON-HAMP, first pay due X/XX/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXX.XX, matures X/XX/XXXX. No deferred amounts noted.

FORECLOSURE:  Referred XX/XX/XXXX. Complaint filed X/XX/XXXX. Service completed X/XX/XXXX. Loss mit hold closed X/XX/XXXX. Case transferred to a new firm in XX/XXXX. Judgment entered XX/XX/XXXX. sale was scheduled for X/X/XXXX but borrower filed BK on sale date. XXXXX moratorium hold X/XX/XXXX. Modification was completed in X/XXXX. Motion to dismiss filed X/XX/XXXX, granted X/XX/XXXX.

BANKRUPTCY:  Chapter XX filed X/X/XXXX, dismissed X/XX/XXXX.

PROPERTY: Owner occupied. No mention of property condition.
437339203	4/25/2022	4/4/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	FL	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: X/XX/XXXXX servicer returned $X,XXX.XX as insufficient to reinstate. X/X/XXXX borrower promised to reinstate by month end, which was short one month. X/XX/XXXX borrower trying to raise funds to reinstate. X/XX/XXXX, XX/XX/XXXX and X/XX/XXXX borrower impacted by XXXXX, but did not apply for XXXXX assistance. Last contact with borrower was X/X/XXXX, making payment. Borrower unresponsive to most collection efforts and borrower has never applied for loss mitigation.

REASON FOR DEFAULT:   XX/XX/XXXX RFD was family things.  X/XX/XXXX RFD, holidays.  X/XX/XXXX, XX/XX/XXXX and X/XX/XXX RFD was XXXXX hardship.  X/XX/XXXX RFD, marital difficulties.

MODIFICATION: N/A

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found.

PROPERTY:   Unable to confirm current occupancy.  Loan originated as owner occupied.

437339205	5/25/2022	4/26/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	CA	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Borrower requested a DIL application in X/XXXX. Door knocker made contact in XX/XXXX; borrower had been unable to sell the property. Servicer solicited a pre-approved X-month trial plan in XX/XXXX. Borrower declined the offer and wanted to pursue a DIL, but accepted the mod offer in X/XXXX. Modification was completed in X/XXXX; loan has since remained current. Borrower asked about fees on the account in XX/XXXX, specifically for a lis pendens; servicer still showed the foreclosure action was open. Borrower verified all legal fees were removed from the account in X/XXXX.

REASON FOR DEFAULT:  XXXX: borrower injured in an accident and can no longer work

MODIFICATION: Loan has been modified X times, most recently in XXXX. NON-HAMP, first pay due X/XX/XXXX, modified balance $XX,XXX at X% for XX years, modified P&I $XXX.XX, matures X/XX/XXXX.  Deferred balance iao $XX,XXX.XX is not eligible for forgiveness. Modification was also completed in XXXX.

FORECLOSURE:  Referred XX/XX/XXXX. Title issue delayed first legal action. Modification was completed in X/XXXX. Foreclosure was cancelled in XX/XXXX.

BANKRUPTCY:  No BK activity found

PROPERTY: Non-owner occupied. No mention of property condition.

TITLE ISSUES: Resolved title issue: DOT was recorded with incorrect legal, then re-recorded on XX/XX/XXXX, to correct issue, but failed to include the correct legal description. At the same time, in an effort to resolve what appeared to be an over-encumbrance, a partial reconveyance was recorded, however, it reconveyed the entire property. In XX/XXXX, foreclosure attorney was awaiting a litigation guarantee from the title company before filing a curative action to insure the correct legal description. Title claim filed XX/XX/XXXX. Notice of pendency was sent for recording XX/X/XXXX in relation to the erroneous reconveyance. Service of process was achieved on borrowers in X/XXXX. Title company accepted a proposed resolution in X/XXXX: rescission of the partial reconveyance, and then recording a corrective deed that corrects the legal description in both the DOT and the re-recorded DOT. No loss letter received in X/XXXX. Resolution was delayed when borrower retained attorney and refused to execute corrective docs unless investor waived prior legal fees and reimbursed borrower for their attorney costs. The case went to management conference hearings in X/XXXX and a settlement agreement was reached in X/XXXX. Title issue marked resolved X/X/XXXX.
437339207	5/25/2022	4/28/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	NY	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Comments begin on X/X/XXXX with in flight modification. Stip plan approved X/XX/XXXX with down payment of $X,XXX.XX and X payments of $X,XXX.XX beginning X/XX/XXXX. Plan payments made and modification documents sent to borrower XX/XX/XXXX. XX/XX/XXXX borrower declined modification and promised funds to reinstates, which were posted in X/XXXX. X/XX/XXXX borrower does not want escrow account as reinstated. X/XX/XXXX borrower trying to get escrow account removed. XX/XX/XXXX servicer returned $X,XXX.XX as insufficient to reinstate. XX/X/XXXX borrower called to get accounting of corporate advances. Based on pay history loan is not escrowed, but last comment on X/XX/XXXX shows servicer paying insurance.

REASON FOR DEFAULT:   No RFD provided.

MODIFICATION: N/A

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found.

PROPERTY:   Unable to confirm current occupancy.  Loan originated as owner occupied.

TITLE ISSUES:  XX/XX/XXXX subject is a Xnd, boarded as a Xst.  X/XX/XXXX current search shows only X open mortgage, recorded in XXXX iao $XXX,XXX.XX. Unable to verify priority lien position.

437339208	5/25/2022	4/23/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	PA	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Skip trace efforts noted X/XX/XXXX. Door knock attempt noted X/XX/XXXX. Servicer approved Stip to Mod XX/XX/XXXX; payments of $X,XXX.XX from XX/XX/XXXX to X/XX/XXXX. Mod workout approved X/X/XXXX. Xrd party stated X/XX/XXXX agreement not received. New agreement approved XX/XX/XXXX. Xrd party stated X/XX/XXXX difficult to get both borrowers to sign. Loan was modified X/XX/XXXX. Xrd party inquired XX/XX/XXXX options to help parents afford mortgage.

REASON FOR DEFAULT: Borrower illness.

MODIFICATION: NON-HAMP, first pay due X/XX/XXXX, modified balance $XX,XXX.XX at X.X%, modified P&I $XXX.XX, matures X/XX/XXXX.  Deferred balance iao $X.XX.

FORECLOSURE: Loan noted to be in FC at start of history; referred X/XX/XXXX. Complaint filed X/X/XXXX.  Service completed X/XX/XXXX.  Non-contested mediation date held X/XX/XXXX, X/XX/XXXX and X/XX/XXXX.  Loss mitigation hold placed XX/XX/XXXX. Mediation hold removed X/X/XXXX. XXXXX-XX FC hold placed X/XX/XXXX. Bidding instructions sent to attorney XX/XX/XXXX.  Attorney noted to close/billed XX/XX/XXXX due to Mod workout approved.   Motion to Dismiss granted X/XX/XXXX.

BANKRUPTCY: No BK activity found.

PROPERTY: Property is owner-occupied. Borrower stated X/XX/XXXXX impacted by storm; property damaged.  XXXXXdisaster area noted X/XX/XXXX.  No indication hazard insurance claim was filed.  Unable to confirm details of damage.

437339209	5/25/2022	4/26/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	MO	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: X/X/XXXX borrower questioning due date. X/X/XXXX borrower disputing due date, stating prior servicer did not require a payment in X/XXXX. Dispute continued until borrower made X payments in X/XXXX to bring loan current. Last contact was X/XX/XXXX when borrower called for pay history.

REASON FOR DEFAULT:   X/X/XXXX RFD, too many expenses.

MODIFICATION: NON-HAMP, first pay due X/XX/XXXX, modified balance $XX,XXX.XX at X.XXX% for XX years, modified P&I $XXX.XX, matures X/XX/XXXX.  No deferred balance.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found.

PROPERTY:   Unable to confirm current occupancy.  Loan originated as owner occupied.

437339211	5/1/2022	4/15/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	TX	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower. Borrower stated X/X/XXXX filing BK to stay FC sale; inquired about loan status and requested reinstatement quote. Borrower inquired about mod X/X/XXXX; both are cancer survivors; has special needs child. Borrower noted to be on fixed SSI; applying for disability income. Skip trace efforts noted XX/XX/XXXX. Complete Mod workout packet confirmed X/XX/XXXX. Stip to Mod offered X/XX/XXXX with payments of $X,XXX.XX from X/X/XXXX to XX/X/XXXX. Mod workout approved XX/XX/XXXX. Loan was modified X/X/XXXX. Borrower inquired about escrow X/XX/XXXX. Borrower stated XX/XX/XXXX impacted by XXXXX, borrower requested extension. Last contact X/XX/XXXX borrower requested tax form.

REASON FOR DEFAULT: Borrower illness. Curtailment of income.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X%, modified P&I $X,XXX.XX, matures X/X/XXXX.  Deferred balance iao $X.XX.

FORECLOSURE: Loan noted to be in FC prior to stay of BK; referral date unknown.  FC action resumed X/XX/XXXX.  FC restart completed X/XX/XXXX; new referral completed X/XX/XXXX.  Bidding instructions sent X/XX/XXXX for FC sale scheduled for X/X/XXXX; stayed by BKXX filed X/X/XXXX.  FC action restarted XX/XX/XXXX. Contested FC action noted XX/X/XXXX; answer filed with affirmative defenses. XXXXX-XX FC hold placed X/XX/XXXX.  Loss mitigation hold placed X/XX/XXXX.  FC action closed/billed after Mod workout booked X/X/XXXX.

BANKRUPTCY: Multiple BK filings; BKX discharged X/XX/XXXX.  BKXX dismissed X/XX/XXXX.  BKXX filed X/X/XXXX.  Meeting of creditors completed X/X/XXXX.  Proof of claim filed with court XX/XX/XXXX.  BK dismissed XX/XX/XXXX.

PROPERTY: Property is owner-occupied. XXXXXdisaster area noted X/XX/XXXX; no indication property was affected.
437339214	6/1/2022	4/27/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	CT	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Comments begin Sep XXXX with welcome call, borrower stated prior servicer was reviewing for mod and was abusive to agent. New application submitted X/XX/XXXX, hardship due to income curtailment and excessive obligations. Borrower again abusive to agent Oct XXXX when instructed that all communication had to go through attorney due to contested foreclosure. Application completed Nov XXXX, mod denied Dec XXXX. Borrower appealed but failed to provide updated financials to prove stated income of $XXXX/mo from taxi business until July XXXX. Trial approved iao $XXXX from Sep XXXX-Feb XXXX, all trial and post-mod payments made timely with ongoing contact for escrow and account inquiries. Last contact XX/XX/XXXX with questions about UPB and rate.

REASON FOR DEFAULT: Income curtailment

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXXX.XX, matures XX/X/XXXX, $X deferred balance.

FORECLOSURE: Referred to attorney X/X/XXXX, title is clear. Complaint filed X/XX/XXXX, service complete X/X/XXXX, judgment was delayed by BK filing. Borrower filed a motion to dismiss Oct XXXX, servicer objection sustained. Judgment was delayed for loss mitigation and then XXXXX moratorium, case dismissed after modification.

BANKRUPTCY: Notes refer to BKX discharge prior to review period, case details unknown.

PROPERTY: Property is owner occupied.  No property issues noted.

437339216	5/1/2022	3/31/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	MD	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Borrower promised to pay through bank bill pay in XX/XXXX; no reason for default provided. Borrower confirmed the amount due in XX/XXXX, and applied for XXXXX assistance in X/XXXX. Servicer approved a X-month forbearance plan, and suppressed credit reporting for six months. Borrower requested a mod application in X/XXXX, and submitted a completed application in X/XXXX. Servicer denied a modification in X/XXXX due to a lack of income, but completed a X-month deferral to reinstate the account; loan has since remained current. Borrower authorized a third party on the account in XX/XXXX, and requested a payoff quote in X/XXXX.

REASON FOR DEFAULT:  XXXX: XXXXX impact-borrower is self employed with reduced income. XXXX: divorce

MODIFICATION: Loan has been modified X times, most recently in XXXX. NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XXX% for XX years, modified P&I $X,XXX.XX, matures X/X/XXXX.  Deferred balance iao $XX,XXX.XX is not eligible for forgiveness. Modification was completed in XXXX.

FORECLOSURE:  No FC activity found

BANKRUPTCY:  Chapter X filed X/XX/XXXX, discharged X/XX/XXXX without reaffirmation

PROPERTY: Owner occupied. No mention of property condition.
437339219	5/1/2022	4/18/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	CT	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Co-borrower authorized her niece on the account in XX/XXXX, and applied for mod assistance in X/XXXX. Servicer notified niece of missing documents in X/XXXX and X/XXXX. Package was completed in X/XXXX, servicer approved a X-month trial mod plan. Borrower made trial payments through phone pay. Modification was completed in X/XXXX. Borrower made a phone payment in X/XXXX; no further contact.

REASON FOR DEFAULT:  Health issues

MODIFICATION: Loan has been modified X times, most recently in XXXX. NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXX.XX, matures XX/X/XXXX. No deferred amounts noted. Modification also completed in XXXX.

FORECLOSURE:  Referred X/XX/XXXX. Complaint filed X/XX/XXXX. Service completed X/XX/XXXX. AOM hold X/XX/XXXX to XX/XX/XXXX. Default filed XX/XX/XXXX. MSJ filed X/XX/XXXX. Judgment filed X/XX/XXXX. XXXXX moratorium hold X/XX/XXXX. Loss mit hold X/XX/XXXX. Modification was completed in X/XXXX. Motion to dismiss filed X/X/XXXX.

BANKRUPTCY:  Chapter X filed X/XX/XXXX; discharged XX/X/XXXX, no mention of reaffirmation

PROPERTY: Non-owner occupied. No mention of property condition.
437339221	5/1/2022	4/1/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	NJ	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower. Skip trace efforts X/XX/XXXX. Pre-approved Mod workout sent X/XX/XXXX with X-month Stip payments of $X,XXX.XX from X/X/XXXX until X/X/XXXX. Borrower stated X/XX/XXXX would accept terms of Mod. Mod workout was approved X/X/XXXX. Last borrower contact X/X/XXXX stating sent in Mod docs. Loan was modified X/XX/XXXX. No recent contact noted with borrower.

REASON FOR DEFAULT: Hardship not provided.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X%, modified P&I $X,XXX.XX, matures X/X/XXXX.  Deferred balance iao $XXX,XXX.XX which is not eligible for forgiveness.

FORECLOSURE: Loan noted to be in FC at start of history; referral sent X/XX/XXXX.  Complaint filed X/XX/XXXX.  Default entered XX/XX/XXXX.  AOM hold placed X/XX/XXXX which was lifted XX/XX/XXXX.  Legal notes XX/X/XXXX motion to reinstate case sent for filing XX/X/XXXX which was granted XX/XX/XXXX.  Amended complaint filed X/X/XXXX which expires X/XX/XXXX. XXXXX-XX FC hold placed X/XX/XXXX. FC action closed/billed due to Mod booked X/XX/XXXX.

BANKRUPTCY: No BK activity found.

PROPERTY: Property is owner-occupied. XXXXXdisaster area noted X/XX/XXXX; no indication property was affected.

437339223	5/1/2022	4/13/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	Yes	XXXXX	XXXXX	FL	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Co-borrower was on an active repay plan in X/XXXX that started with prior servicer in X/XXXX; plan terms were not provided. Co-borrower received third party assistance with the XX/XXXX and XX/XXXX payments, and made monthly phone payments through early XXXX. Co-borrower reported a XXXXX hardship in X/XXXX, and servicer approved a X-month forbearance plan. Servicer extended the plan in X/XXXX and X/XXXX after co-borrower confirmed hardship was ongoing. Co-borrower requested further payment assistance in X/XXXX and submitted a XXXXX application. Servicer extended the forbearance plan three months, and approved another extension in XX/XXXX; plan was scheduled to expire in X/XXXX. Borrower submitted reinstatement funds in X/XXXX, and paid several months ahead in X/XXXX; account has since remained current. Co-borrower asked about refinancing in X/XXXX, and asked about corporate advances on the account in X/XXXX. Last contact was in X/XXXX when co-borrower requested a pay history.

REASON FOR DEFAULT:  Borrower is deceased, X/XX/XXXX. XXXX: daughter illness, home repairs (septic tank). XXXX: XXXXX impact - co-borrower unemployment, didn't qualify for unemployment, co-borrower receives deceased borrower SSI

MODIFICATION: Loan has been modified X times, most recently in XXXX. NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X% for XX years, modified P&I $X,XXX.XX, matures X/X/XXXX. No deferred amounts noted. Modifications were also completed in XXXX and XXXX.

FORECLOSURE:  No FC activity found

BANKRUPTCY:  No BK activity found

PROPERTY: Owner occupied. No mention of property condition.
437339226	5/1/2022	4/12/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	CT	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Servicer notes active review for Mod at start of history; trial Mod period completed X/XX/XXXX. Borrower requested reinstatement X/XX/XXXX. Mod workout approved XX/XX/XXXX. Loan was modified XX/XX/XXXX. Borrower stated X/X/XXXX impacted by XXXXX; special FB offered X/XX/XXXX from X/X/XXXX to X/X/XXXX. Plan extended X/XX/XXXX to X/X/XXXX. Borrower stated X/X/XXXX has been out of work; unable to pay amount due. X-month payment deferral completed X/XX/XXXX. Last contact XX/XX/XXXX advised to return deferral agreement.

REASON FOR DEFAULT: Curtailment of income. Borrower unemployment.

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X.XX%, modified P&I $XXX.XX, matures X/X/XXXX.  Deferred balance iao $XX,XXX.XX which is not eligible for forgiveness.

FORECLOSURE: Loan noted to be in FC at start of history; referred X/XX/XXXX.  Complaint filed X/X/XXXX.  Service completed X/XX/XXXX.  Mediation hearing completed XX/X/XXXX.  FC action closed/billed after Mod workout booked XX/XX/XXXX.

BANKRUPTCY: No BK activity found.

PROPERTY: Property is owner-occupied. XXXXXdisaster area noted X/XX/XXXX and XX/X/XXXX; no indication property was affected.

437339229	6/1/2022	4/30/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	NY	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Comments begin Sep XXXX with borrower call for mod status update, was advised to speak to attorney due to contested foreclosure. Mod docs received Oct XXXX were missing witness signatures, reissued Nov XXXX. Account was performing prior to request for XXXXX assistance Mar XXXX due to business shutdown, FB approved April-June XXXX was extended through Dec XXXX. Borrower fully reinstated June XXXX but requested to remain on the FB; account is current last XX months with no contact since XX/X/XXXX.

REASON FOR DEFAULT: XXXXX Income curtailment

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X.XXX% for XX years, modified P&I $XXX.XX, matures X/X/XXXX. $XX,XXX.XX deferred balance is not eligible for forgiveness. Mod was re-executed X/XX/XXXX due to county rejected at recording.

FORECLOSURE: Referred to attorney X/X/XXXX, complaint filed XX/XX/XXXX, service completed XX/XX/XXXX, no details provided regarding answer and responses in contested action.  Settlement conference results X/XX/XXXX were that file was on hold for loss mit, case dismissed Dec XXXX after settlement agreement and mod completion.

BANKRUPTCY: No BK activity found

PROPERTY: Property is owner occupied.  No property issues noted.

437339232	5/1/2022	4/1/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	NY	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Contact history begins X/XXXX, under loss mit review. Borrower was denied a mod in XX/XXXX due to missing docs. Loss mit review was initiated again in XX/XXXX and borrower was approved for a X month trial plan X/X/XX. Trial plan was completed and loan was modified effective X/X/XX. Borrower called in on X/X/XX to go over the final mod docs. Mod was processed on X/XX/XX. Last contact was in X/XXXX, borrower called in for escrow inquiry and was advised payment received was short iao $XX. Loan is current.

REASON FOR DEFAULT: Unknown.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X% for XX years, modified P&I $X,XXX, matures/expires XXXX. Deferred balance iao $XX,XXX of which $X is eligible for forgiveness.

FORECLOSURE: File was referred to FC on X/XX/XXXX. Service completed X/XX/XXXX. FC stopped on X/XX/XXXX due to modification. Motion to dismiss FC was granted on X/XX/XXXX.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found. Property verified as owner occupied in XX/XXXX.

437339234	5/1/2022	4/6/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	MD	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Contact history begins X/XXXX. No contact with borrower noted in contact history. Loan has remained current since it was reinstated in X/XXXX.

REASON FOR DEFAULT: Unknown.

MODIFICATION: HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX at X% for X years, modified P&I $XXX, matures/expires XXXX. Deferred balance iao $X,XXX of which $X is eligible for forgiveness.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found. Property appears to be owner occupied.

437339235	5/1/2022	4/26/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	DE	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Modification was completed in X/XXXX. Borrower updated his email address in X/XXXX and made a phone payment. Borrower reported a XXXXX hardship in X/XXXX and defaulted that month. Servicer approved a X-month forbearance plan in X/XXXX, but borrower reinstated that month. Borrower defaulted again in XX/XXXX, but made monthly phone payments and reinstated in X/XXXX. Loan has since remained current. Borrower asked about a mod review in X/XXXX, but didn't request an application and made a phone payment. No further contact.

REASON FOR DEFAULT:  XXXXX impact-reduced income (works in car business)

MODIFICATION: Loan has been modified X time, in XXXX. NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XXX% for XX years, modified P&I $X,XXX.XX, matures X/X/XXXX.  Deferred balance iao $XXX,XXX is not eligible for forgiveness.

FORECLOSURE:  Referred X/XX/XXXX. Complaint filed X/XX/XXXX. Service completed X/X/XXXX. Judgment granted X/XX/XXXX. Remaining timeline was not provided. Modification was completed in X/XXXX. Motion to dismiss filed X/XX/XXXX, granted XX/X/XXXX.

BANKRUPTCY:  Discharged chapter X, details were not provided

PROPERTY: Owner occupied. No mention of property condition.
437339237	6/1/2022	4/20/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	FL	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: X/XXXX Borrower responds to a blind mod offer, a trial period is approved. XX/XXXX Trial period is completed and final mod is implemented. Since the mod the account has been kept current with minimal activity. The most recent contact was on X/XX/XXXX to make a phone payment.

REASON FOR DEFAULT: X/XXXX Illness of mortgagor.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at a fixed X%, modified P&I $XXX, matures X/X/XXXX. Deferred balance IAO $XX,XXX is not eligible for forgiveness. Mod does not include any PRA.

FORECLOSURE: Account was referred to FC in X/X/XXXX. Reinstate via a mod in XX/XXXX.

BANKRUPTCY: X BK’s filed in X years, most recent was a BKXX filed in X/XX/XXXX with relief granted on X/XX/XXXX.

PROPERTY: Per seller data original occupancy is investment. No recent notes found specifying current occupancy.

437339238	6/1/2022	4/30/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	MA	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Borrower reinstated XX payments Aug XXXX. Comments begin Sep XXXX with a welcome call, no hardship is noted. Account is current since transfer with occasional contact for payments, last contact X/X/XXXX.

REASON FOR DEFAULT: Unknown

MODIFICATION: N/A

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Property is owner occupied.  No property issues noted.

437339239	5/1/2022	4/1/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	MN	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Contact history begins X/XXXX. Minimal contact is noted, borrower called in XX/XXXX to update phone number. Loan has remained current since it was modified in XXXX.

REASON FOR DEFAULT: Unknown.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X% for XX years, modified P&I $XXX, matures/expires XXXX. Deferred balance iao $XX,XXX of which $X is eligible for forgiveness.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found. Property appears to be owner occupied.

437339240	5/1/2022	4/4/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	AR	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Borrower reported a hardship in XX/XXXX, and servicer to stop sending door knockers to her home. Borrower requested a mod application in X/XXXX, and applied for assistance in X/XXXX. Servicer approved a X-month trial mod plan in X/XXXX. Borrower verified first two trial payments had been received in X/XXXX. Subsequent trial payments were sent via overnight mail, but borrower confirmed servicer receipt of each payment. Modification was completed in XX/XXXX. Borrower confirmed the due date in XX/XXXX. No further contact. Subsequent payments have been made through the website.

REASON FOR DEFAULT:  Borrower's son diagnosed with cancer and had been in a coma

MODIFICATION: Loan has been modified X time, in XXXX. NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X.X% for XX years, modified P&I $XXX.XX, matures X/X/XXXX. No deferred amounts noted.

FORECLOSURE:  Referred X/XX/XXXX. NOD filed X/X/XXXX. BK hold X/X/XXXX to XX/XX/XXXX. Sale was scheduled for X/X/XXXX, but XXXXX moratorium hold started X/XX/XXXX. Loss mit hold X/XX/XXXX. Modification was completed in XX/XXXX. Action was closed; no mention of a dismissal filing.

BANKRUPTCY:  X) Chapter XX filed X/X/XXXX, dismissed XX/XX/XXXX. X) Chapter XX filed X/XX/XXXX, dismissed X/XX/XXXX. X) Chapter X filed X/X/XXXX, discharged XX/X/XXXX; no mention of reaffirmation.

PROPERTY: Owner occupied. No mention of property condition.
437339249	5/1/2022	4/16/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	NC	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Comments begin Sep XXXX with mod approved by prior servicer, hardship and financials not noted. Borrower called X/XX/XXXX to confirm final mod docs and first payment were received. Borrower made timely payments throughout delay in mod booking and remained current until request for XXXXX assistance June XXXX due to reduced work hours. FB approved June-Aug XXXX, borrower made X of X payments during the plan and remains current since deferral, last contact X/X/XXXX to verify receipt of signed agreement.

REASON FOR DEFAULT: Income curtailment

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XXX% for XX years, modified P&I $XXXX.XX, matures X/X/XXXX. $X deferred balance.

FORECLOSURE: Referred to FC X/XX/XXXX, title is clear,

BANKRUPTCY: BKX discharged prior to review period, case details unknown.

PROPERTY: Property is owner occupied.  No property issues noted.

437339251	5/1/2022	4/15/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	HI	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower. Pre-approved Mod workout offered X/XX/XXXX. Borrower counsel sated X/XX/XXXX borrower to execute Mod. Loan was modified X/X/XXXX. Borrower inquired about delinquency notice X/XX/XXXX; no further contact noted.

REASON FOR DEFAULT: Hardship not provided.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X%, modified P&I $X,XXX.XX, matures X/X/XXXX.  Deferred balance iao $X.XX; $XX,XXX.XX permanently forgiven at date of agreement.

FORECLOSURE: Loan noted to be in FC at start of history; referral date X/XX/XXXX.  Complaint filed X/XX/XXXX.  Legal notes X/XX/XXXX attempting to serve all defendants.  Contested FC action noted X/XX/XXXX; answer filed with affirmative defenses.  Service completed X/XX/XXXX.  XXXXX-XX FC hold noted X/XX/XXXX  FC action closed/billed X/X/XXXX due to Mod workout booked.

BANKRUPTCY: No BK activity found.

PROPERTY: Property is owner-occupied. XXXXXdisaster area noted X/XX/XXXX; no indication property was affected.

437339252	5/1/2022	4/4/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	AZ	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Provided history starts in X/XXXX. X/XXXX After a delay due to medical issues, an inflight mod approved and is implemented, no RFD is given. Since the mod, the account has been kept current with no significant activity noted. The most recent contact was on X/XX/XXXX with mod docs being discussed.

REASON FOR DEFAULT: None provided.

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX at a fixed X%, modified P&I $XXX, matures X/X/XXXX. Mod does not include any deferred amounts or PRA.

FORECLOSURE: XX/XXXX File is referred to FC, reinstated via a mod in XX/XXXX.

BANKRUPTCY: No BK activity found.

PROPERTY: Per seller data original occupancy is primary. No recent notes found specifying current occupancy.

437339253	5/1/2022	4/8/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	NJ	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Comments begin Sep XXXX. Borrower reinstated XX payments Oct XXXX, RFD code is income curtailment and source of funds is not noted. Account remains current since cured with little contact. Last contact XX/XX/XXXX to replace check that was returned due to incorrect account number.

REASON FOR DEFAULT: Income curtailment

MODIFICATION: N/A

FORECLOSURE: Referred to foreclosure X/X/XXXX, title is clear. First legal completed X/X/XXXX, service completed X/X/XXXX, judgment entered X/XX/XXXX. Sale set for X/XX/XXXX was postponed for loss mitigation and case dismissed after reinstatement.

BANKRUPTCY: No BK activity found

PROPERTY: Property is owner occupied.  No property issues noted.

437339255	5/1/2022	4/16/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	MA	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower. Borrower inquired about refinance XX/XX/XXXX. Borrower called XX/XX/XXXX to confirm loan status. No further contact noted.

REASON FOR DEFAULT: Hardship not provided.

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X.XXX%, modified P&I $XXX.XX, matures XX/X/XXXX.  Deferred balance iao $X.XX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Property is owner-occupied. XXXXXdisaster area noted X/XX/XXXX; no indication property was affected.

437339256	5/1/2022	4/11/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	IL	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; skip trace efforts noted. Servicer notes review for Mod workout at start of history; servicer notes borrower completed Stip to Mod X/XX/XXXX. Loan was modified XX/XX/XXXX. Borrower inquired about escrow overage X/XX/XXXX. No recent contact noted with borrower.

REASON FOR DEFAULT: Hardship not provided.

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X.XXX%, modified P&I $XXX.XX, matures X/X/XXXX.  Deferred balance iao $X,XXX.XX which is not eligible for forgiveness.

FORECLOSURE: Loan noted to be in FC at start of history; referral sent X/X/XXXX. Complaint filed X/X/XXXX. Service completed XX/XX/XXXX. FC action closed/billed after Mod workout completed XX/XX/XXXX.

BANKRUPTCY: Prior BKX discharge noted; details of filing not provided.

PROPERTY: Property is owner-occupied. No property damage noted.

437339261	5/1/2022	4/11/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	IN	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Provided history starts on X/XXXX. X/XXXX Notes reference an inflight mod. XX/XXXX Final mod is processed, no RFD is given. Since the mod, the account has been kept current with no significant activity noted. The most recent contact was on XX/XX/XXXX with ACH enrollment being discussed.

REASON FOR DEFAULT: None provided.

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XX,XXX at a fixed X.XXX%, modified P&I $XXX, matures X/X/XXXX. Mod does not include any deferred amounts or PRA.

FORECLOSURE: File is referred to FC on X/X/XXXX, reinstated via a mod in XX/XXXX.

BANKRUPTCY: No BK activity found.

PROPERTY: Per seller data original occupancy is primary. No recent notes found specifying current occupancy.

437339262	5/1/2022	4/11/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	Yes	XXXXX	XXXXX	SC	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Contact history begins X/XXXX. Co-borrower submitted a QCD and a divorce decree on X/XX/XX. Borrower submitted a complete mod package on XX/XX/XX and was approved for a X payment trial mod in XX/XXXX. Borrower was advised on X/XX/XX that the trial payment she sent was short $XX and borrower stated that she received the payment change notice and thought that the payment changed. It appears that the trial plan was completed and loan was modified effective X/X/XX; mod processed in XX/XXXX. Death certificate was received for co-borrower on X/XX/XX as well as a certificate to appoint XXXXXX as successor personal representative. XXXX (sister) called in on X/XX/XX for payment/fee inquiry and was advised that the $XXX was applied towards the late fee. Last contact was in X/XXXX, . XXXXX stated that she paid the escrow shortage iao $XX and was advised of the new payment amount; escrow payment received X/XX/XX.
REASON FOR DEFAULT: Appears to be divorce and death of co-borrower.
MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X.X% for XX years, modified P&I $XXX, matures/expires XXXX. Deferred balance iao $X of which $X is eligible for forgiveness.
FORECLOSURE: File was referred to FC on X/XX/XXXX. Service was completed on X/XX/XXXX. FC stopped in XX/XXXX due to modification.
BANKRUPTCY: BKXX was filed on X/XX/XXXX, case appears to have been dismissed on X/XX/XXXX.
PROPERTY: No property issues found. Property verified as owner occupied in X/XXXX.

437339266	5/1/2022	4/1/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	DE	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Contact history begins X/XXXX. Loss mit review was initiated in X/XXXX but was denied; reason not provided; workout closed on X/XX/XX. Borrower entered into a X month trial plan in X/XXXX, completed the plan and received approval for a mod effective X/X/XX. Last contact was in X/XXXX, borrower called in for grace period inquiry.

REASON FOR DEFAULT: Unknown.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X% for XX years, modified P&I $XXX, matures/expires XXXX. Deferred balance iao $X of which $X is eligible for forgiveness.

FORECLOSURE: File was referred to FC on X/XX/XXXX. Service completed X/XX/XXXX. FC stopped in X/XXXX due to modification.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found. Property verified as owner occupied in X/XXXX.

437339267	5/1/2022	4/28/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	FL	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Modification was completed in X/XXXX. Borrower verified the due date in XX/XXXX. No contact again until borrower reported property damage in X/XXXX; borrower said he damaged the bathroom wall when he fell. Borrower filed an insurance claim in X/XXXX, denied as damages were less than deductible. No further contact.

REASON FOR DEFAULT:  Unknown

MODIFICATION: Loan has been modified X times, most recently in XXXX. NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X.X% for XX years, modified P&I $XXX.XX, matures X/X/XXXX. No deferred amounts noted. Modification was also completed in XXXX.

FORECLOSURE:  Referred XX/XX/XXXX; further timeline was not provided. Modification was completed in X/XXXX. Case was closed in XX/XXXX; no mention of motion to dismiss filed.

BANKRUPTCY:  No BK activity found

PROPERTY: Owner occupied. No mention of property condition. Vandalism claim for DOL X/XX/XXXX filed; loss was considered less than the deductible, claim was closed X/XX/XXXX. Unable to determine if repairs were completed.
437339268	6/1/2022	4/26/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	CT	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicing comments begin X/X/XXXX. Modification package sent to borrower via foreclosure attorney X/XX/XXXX, cancelled XX/XX/XXXX, documents were not returned. Borrower successfully delayed the foreclosure action with various motions to delay mediation and multiple requests for loss mitigation. Incomplete loss mitigation package received X/XX/XXXX. Complete package received X/XX/XXXX. Stip plan approved X/X/XXXX, no down payment and X payments of $X,XXX.XX beginning X/X/XXXX. X/XX/XXXX borrower called with questions about signing documents and payment amount. Plan payments made and modification approved and boarded X/X/XXXX. Only contact with borrower since modification has been making payments. Last contact X/XX/XXXX, making on-line payment.

REASON FOR DEFAULT:   No RFD provided.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XXX%, modified P&I $X,XXX.XX, matures X/X/XXXX.  No deferred balance.

FORECLOSURE:   Active foreclosure as of beginning of comments X/X/XXXX.  Referred to attorney XX/XX/XXXX.   First legal filed X/XX/XXXX.  Service completed X/XX/XXXX.  Objection to mediation filed X/XX/XXXX.  Judgment entered X/XX/XXXX for strict foreclosure.   Foreclosure sale date set for X/X/XXXX, which was postponed by the courts to X/X/XXXX and then again to X/X/XXXX as borrower submitted an incomplete loss mitigation package.  Foreclosure dismissed when modification boarded.

BANKRUPTCY: No BK activity found.

PROPERTY:   Unable to confirm current occupancy.  Loan originated as owner occupied.

437339271	5/1/2022	4/11/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	IL	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Borrower asked about retention options in XX/XXXX, and applied for mod assistance in XX/XXXX. Servicer approved a X-month trial mod plan; borrower accepted. Borrower had regular contact with servicer during the trial, and usually confirmed servicer receipt of payments each month. Modification was completed in X/XXXX. Borrower updated the property address in XX/XXXX to include the unit number, and gave a promise to mail a payment in X/XXXX. Borrower missed the X/XXXX payment, but reinstated the following month and has since remained current. Borrower provided proof of HOI coverage in X/XXXX, and confirmed payment receipt in XX/XXXX. No further contact.

REASON FOR DEFAULT:  Unknown

MODIFICATION: Loan has been modified X time, in XXXX. NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XXX% for XX years, modified P&I $XXX, matures X/X/XXXX. No deferred amounts noted.

FORECLOSURE:  Referred XX/XX/XXXX. Complaint filed X/XX/XXXX. Service completed X/XX/XXXX. Judgment entered XX/XX/XXXX. Sale was scheduled for X/XX/XXXX, but a loss mit hold started XX/XX/XXXX. XXXXX moratorium hold X/XX/XXXX. Modification was completed in X/XXXX. Motion to dismiss filed X/XX/XXXX, granted X/XX/XXXX.

BANKRUPTCY:  No BK activity found

PROPERTY: Owner occupied. No mention of property condition.
437339276	5/1/2022	4/30/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	KS	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower. X-month Stip to Mod offered X/X/XXXX for $X,XXX.XX ending X/X/XXXX. Mod workout approved by servicer X/XX/XXXX. Loan was modified XX/X/XXXX. Borrower advised of loss draft claim X/X/XXXX. No recent contact noted with borrower.

REASON FOR DEFAULT: Hardship not provided.

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X.X%, modified P&I $X,XXX.XX, matures XX/X/XXXX.  Deferred balance iao $X.XX.

FORECLOSURE: Loan noted to be in active FC at start of history; referral sent X/XX/XXXX.  Contested FC action noted X/XX/XXXX; answer filed with affirmative defenses X/XX/XXXX.  AOM hold placed XX/X/XXXX. Loss mitigation hold placed XX/XX/XXXX. XXXXX-XX FC hold placed X/XX/XXXX.  FC action closed/billed after Mod workout booked XX/X/XXXX.

BANKRUPTCY: No BK activity found.

PROPERTY: Property is owner-occupied. XXXXXdisaster area noted X/XX/XXXX; no indication property was affected. Loss draft claim noted X/X/XXXX for $X,XXX.XX; date of loss X/X/XXXX, COL XXXXX.  Funds endorsed/released to borrower.  Unable to confirm repairs completed.

437339282	5/1/2022	4/7/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	NM	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Contact history begins X/XXXX, borrowers were approved for a mod by the prior servicer effective X/X/XX, pending return of final mod. Borrower stated on XX/XX/XX that co-borrower was in the ICU at the hospital and needed more days to send the final mod. Final mod was received and processed in XX/XXXX. Last contact was in X/XXXX, borrower requested year end balance for XXXX and agreed to send a request for the information online. Loan is current.

REASON FOR DEFAULT: Illness; both borrowers were hit by a drunk driver and co-borrower still suffering (as noted on X/XX/XXXX).

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X.XXX% for XX years, modified P&I $XXX, matures/expires XXXX. Deferred balance iao $X of which $X is eligible for forgiveness.

FORECLOSURE: No FC activity found.

BANKRUPTCY: BKX filing on X/XX/XXXX, case appears to have been discharged (date not provided).

PROPERTY: Notes in X/XXXX indicate that an insurance claim was filed for XXXXX damage that occurred on X/XX/XXXX noting a loss amount of $X,XXX. Loss was acquired delinquent iao $X,XXX, noting a prior draw was sent iao $X,XXX. It appears that loss draft review was closed on X/X/XXXX due to no contact. No details regarding repairs provided. Property verified as owner occupied in XX/XXXX.

437339283	5/1/2022	4/29/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	WA	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Borrower reinstated in X/XXXX; source of funds is unknown. Borrower confirmed property taxes had been paid in XX/XXXX, and verified the due date in X/XXXX. Borrower requested assistance registering for website account access in X/XXXX, and confirmed payment receipt in X/XXXX. No further contact.

REASON FOR DEFAULT:  Unknown

MODIFICATION: Loan has been modified X times, most recently in XXXX. NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $X,XXX.XX, matures XX/X/XXXX.  Deferred balance iao $X,XXX.XX is not eligible for forgiveness. Modification was also completed in XXXX.

FORECLOSURE:  No FC activity found

BANKRUPTCY:  No BK activity found

PROPERTY: Owner occupied. No mention of property condition.
437339288	5/1/2022	4/14/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	CA	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicing comments start X/X/XXXX. X/XX/XXXX borrower called for status and advised payment was made to prior servicer, not posted to loan. Servicer researched and advised borrower all payments posted and due for X/X/XXXX. X/X/XXXX both borrowers unemployed due to XXXXX. XXXXX FB approved ending X/X/XXXX. XX/X/XXXX XXXXX FB extended, ending XX/X/XXXX. XX/XX/XXXX incomplete loss mitigation package received. X/XX/XXXX complete package received and XXXXX deferral processed for X months. Last contact with borrower was X/XX/XXXX, transferred to XXXXX speaking, unable to determine what was discussed.
REASON FOR DEFAULT:   XX/XX/XXXX RFD was increase in payment.  X/X/XXXX both borrowers unemployed due to XXXXX.
MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X% for XX years, modified P&I $XXX.XX, matures X/X/XXXX.  Deferred balance iao $XX,XXX.XX is not eligible for forgiveness.
FORECLOSURE: No FC activity found
BANKRUPTCY:    BKX discharged.  Unable to determine filing date, case number or discharge date.
PROPERTY:   Unable to confirm current occupancy.   Loan originated as owner occupied.

437339290	5/1/2022	4/4/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	CO	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Contact history begins X/XXXX, pending mod review. Authorized Xrd party called in on XX/XX/XX for mod status and was advised trial mod had been approved. Borrower was approved for a X month trial plan in XX/XXXX, effective XX/X/XX, completed the plan and was approved for a mod effective X/X/XX. Mod was processed on X/XX/XX. Last contact was in on X/X/XX, borrower called in X/XXXX for insurance inquiry. Loan is current.

REASON FOR DEFAULT: Curtailment of income.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X.X% for XX years, modified P&I $X,XXX, matures/expires XXXX. Deferred balance iao $X of which $X is eligible for forgiveness.

FORECLOSURE: File was referred to FC on X/XX/XXXX. Sale scheduled for X/XX/XXXX was postponed due to Covi-XX. FC stopped on X/XX/XX due to modification. FC dismissal granted on X/XX/XXXX.

BANKRUPTCY: BKXX was filed on X/X//XXXX, case has been dismissed, date not provided.

PROPERTY: No property issues found. Property verified as owner occupied in XX/XXXX.

437339292	5/1/2022	4/13/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	Yes	XXXXX	XXXXX	PA	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Contact history begins X/XXXX. Both borrowers are deceased. Borrowers daughter XXXXX submitted a request in XX/XXXX to become successor in interest; confirmed SII on X/XX/XX. A X month trial plan was approved in X/XXXX. Trial plan was completed and loan was modified effective XX/X/XX. Last contact was in X/XXXX, XXXXX called in requesting a letter showing that the taxes were paid and was advised that information is in the billing statement based on the month taxes were disbursed.
REASON FOR DEFAULT: Appears to be borrowers death.
MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XX,XXX at %X for X years, modified P&I $XXX, matures/expires XXXX. Deferred balance iao $X of which $X is eligible for forgiveness.
FORECLOSURE: File was referred to FC on XX/XX/XXXX. Complaint was filed on X/XX/XXXX. FC stopped in X/XXXX due to modification.
BANKRUPTCY: No BK activity found.
PROPERTY: No property issues found. Property verified as owner occupied in X/XXXX.
TITLE ISSUES: Borrower is deceased. Status of probate is unknown.

437339294	5/1/2022	4/6/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	Yes	XXXXX	XXXXX	GA	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Comments begin Sep XXXX. Account is performing since June XXXX mod with no contact since XX/XX/XXXX phone payment.

REASON FOR DEFAULT: Co-borrower is deceased X/XX/XXXX, no hardship updates are available.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X.XX% for XX years, modified P&I $XXX.XX, matures X/X/XXXX, $X deferred balance .

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Property is owner occupied per seller data. No property issues noted.

437339303	6/1/2022	4/29/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	IL	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Borrower has authorized his father on the account. Modification was completed in X/XXXX. Father was unaware of a loan servicing transfer in X/XXXX, and declined payment assistance in XX/XXXX. Father reinstated the account in XX/XXXX. Father made monthly phone payments in XXXX. Servicer approved a X-month forbearance plan in X/XXXX after a XXXXX hardship was noted through the website. Father made payments during the plan and reinstated a rolling delinquency in X/XXXX; loan has since remained current. Last contact was with father in XX/XXXX when he made a phone payment.

REASON FOR DEFAULT:  XXXX: father illness, family member death

MODIFICATION: Loan has been modified X time, in XXXX. NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XX% for XX years, modified P&I $XXX.XX, matures X/X/XXXX. No deferred amounts noted.

FORECLOSURE:  No FC activity found

BANKRUPTCY:  No BK activity found

PROPERTY: Owner occupied. No mention of property condition.
437339304	5/1/2022	4/16/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	NY	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Comments begin Sep XXXX with borrower on a trial approved by prior servicer iao $XXX.XX from Sep-Nov XXXX, hardship and financials not noted. Account is current post-mod with occasional account inquiry. XXXXX FB approved April-June XXXX, but borrower maintained payments throughout. Last contact X/XX/XXXX to request XXXX statement.

REASON FOR DEFAULT: Unknown

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XX,XXX at X.XXX% for XX years, modified P&I $XXX.XX, matures XX/X/XXXX. $XXX.XX deferred balance is not eligible for forgiveness.

FORECLOSURE: Referred to attorney X/XX/XXXX, complaint filed X/X/XXXX, service completed X/X/XXXX, case dismissed after modification.

BANKRUPTCY: No BK activity found

PROPERTY: Property is owner occupied.  No property issues noted.

437339306	5/1/2022	3/14/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	FL	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Loan transferred inflight, borrower overseas. Borrower completed required stip payments and loan was modified in XX/XXXX. Subsequent contact has been related to registering account online, in order to make payments while overseas, most payments are made either by webpay or IVR. Last contact was X/X/XXXX, ATP advised they were trying to access account online, as they were overseas and wanted to make a payment.

REASON FOR DEFAULT: Traveling for work, short on funds.

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XX,XXX.XX at X.XXX%, modified P&I $XXX.XX, matures XX/X/XXXX. No deferred balance.

FORECLOSURE: FC active at start of review period, referral date unknown, file on hold for loss mit. File closed and billed after loan mod.

BANKRUPTCY: No BK activity during review period.

PROPERTY: No indication of property issues, occupancy unknown.

TITLE ISSUES: Prior title claim letter noted in X/XXXX. Issue was related to a discrepancy in the parcel number for the subject property, however, the carrier determined that the parcel ID identifies the correct legal description on the insured mortgage.

437339307	5/1/2022	4/1/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	FL	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: No direct contact with borrower until they called in X/XXXX to report loss claim.

REASON FOR DEFAULT: Not provided.

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X.XXX%, modified P&I $X,XXX.XX, matures XX/X/XXXX. No deferred balance.

FORECLOSURE: Active FC at start of review period, closed and billed when loan was modified.

BANKRUPTCY: No BK activity in review period.

PROPERTY: In X/XXXX, borrower submitted two loss draft checks for endorsement, totaling $X,XXX. Loss date provided as X/XX/XXXX, cause of loss noted as water, checks endorsed and released to borrower, unknown status of repairs. Borrower inquired about remaining loss draft funds in X/XXXX from a claim in XXXX, with servicer responding that no RE funds transferred over from prior servicer. Docs in file detail a loss claim resulting from XXXXX damage in XXXX, claim paid iao $XXk. Borrower did not dispute, and it is presumed that all repairs were made.
437339308	5/1/2022	4/18/2022	CURR	XXXXX	XXXXX	Yes	XXXXX	XXXXX	TX	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicing comments begin X/X/XXXX. XX/X/XXXX appears heir trying to get added to loan, started with prior servicer, current servicer asked that they resubmit documentation. XXXXX inherited the property. Does not appear that name change has been completed. Heir is authorized person on loan. Last contact X/XX/XXXX, borrower called about insurance and payment of policy.
REASON FOR DEFAULT:   Borrower deceased.
MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XX% for XX years, modified P&I $X,XXX.XX, matures X/X/XXXX.  No deferred balance.
FORECLOSURE: No FC activity found
BANKRUPTCY: No BK activity found.
PROPERTY:   Unable to confirm current occupancy.   Borrower is deceased.

437339310	5/1/2022	4/7/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	MD	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Comments begin Sep XXXX with borrower performing under BK plan with no contact throughout the BK. Account has been current since BK closed Oct XXXX with occasional account inquiry, no hardship is noted. Last contact X/XX/XXXX to request ACH change to include curtailment of $XXX/mo.

REASON FOR DEFAULT: Excessive obligations

MODIFICATION: N/A

FORECLOSURE: Referred to FC X/XX/XXXX, title is clear. Complaint date unknown, service completed X/XX/XXXX. Case stayed by BK and dismissed after reinstatement.

BANKRUPTCY: BKXX filed X/XX/XXXX, XX-month plan confirmed X/X/XXXX. Notice of final cure filed Feb XXXX, case discharged X/XX/XXXX, final audit completed X/XX/XXXX confirmed claim was paid in full and system adjustments complete.

PROPERTY: Property is owner occupied.  No property issues noted.

437339311	5/1/2022	4/7/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	FL	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Loan transferred inflight, six month stip plan approved in X/XXXX, all payments made and loan modified in XX/XXXX. One contact with borrower on X/X/XXXX, called regarding escrow shortage. Payments made via IVR.

REASON FOR DEFAULT: hardship affidavit reflects a reduction in income and increased housing expenses. hardship not reflected in comments.

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X%, modified P&I $X,XXX.XX, matures X/X/XXXX.  No deferred balance.

FORECLOSURE: FC active at start of review period, sale set for XX/XX/XXXX, stayed by BK filing, then file put on hold for loss mit. File dismissed once mod was complete.

BANKRUPTCY: BKXX filed in XX/XXXX, dismissed X/XX/XXXX.

PROPERTY: No indication of property issues, subject occupancy unknown.

437339312	5/1/2022	4/1/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	FL	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Comments begin Sep XXXX. Account is performing the last X years with occasional account inquiry, no hardship is documented. Last contact X/X/XXXX request for a new escrow analysis.

REASON FOR DEFAULT: Unknown

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X% for XX years, modified P&I $XXXX.XX, matures X/X/XXXX, $X deferred balance.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Property is owner occupied.  No property issues noted.

437339316	5/1/2022	4/29/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	IL	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Borrower reinstated in X/XXXX. Borrower mentioned a hardship in XX/XXXX but didn't request payment assistance, and started maintaining a rolling XX-day delinquency. Borrower usually paid through phone pay. Borrower reported a XXXXX hardship in X/XXXX. Servicer approved a X-month forbearance plan in X/XXXX. Plan was extended through X/XXXX after borrower applied for additional assistance. No contact again until X/XXXX, when borrower confirmed ability to resume payments but needed help paying the arrears. Servicer completed a XX-month deferral in X/XXXX to reinstate the account. No contact again until borrower made a phone payment in X/XXXX.

REASON FOR DEFAULT:  XXXX: unexpected expenses. XXXX: XXXXX impact-borrower had reduced hours and spouse not working

MODIFICATION: Loan has been modified X time, in XXXX. STEP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XX% for XX years, modified P&I $XXX.XX, matures X/X/XXXX. No deferred amounts noted.

FORECLOSURE:  No FC activity found

BANKRUPTCY:  No BK activity found

PROPERTY: Owner occupied. No mention of property condition.
437339317	5/1/2022	4/14/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	AL	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Comments begin Sep XXXX with servicer unable to make contact. Borrower submitted a loss mit request XX/XX/XXXXX and advised he is divorced, ex-wife who is on DOT only lives in home and he was unaware she was not making payments. Trial approved X/XX/XXXX iao $XXXX.XX from April-Sep XXXX. All trial and post-mod payments have been made timely with little ongoing contact. Last contact XX/XX/XXXX with questions about escrow refund check received.

REASON FOR DEFAULT: Divorce

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXX.XX, matures X/X/XXXX, $X deferred balance.

FORECLOSURE: Referred to foreclosure X/XX/XXXX, title is clear, file on hold for loss mit prior to first legal and closed after modification.

BANKRUPTCY: BKXX filed on unknown date, relief granted prior to review period. Case was discharged and suspense cleared Oct XXXX.

PROPERTY: Property is owner occupied.  No property issues noted.

437339318	5/1/2022	4/28/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	NY	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicing comments begin X/XX/XXXX. X/XX/XXXX borrower called for reinstatement quote, no RFD or commitment to pay. Borrower reinstate XX/XX/XXXX. XX/XX/XXXX borrower called for amount due and had not received statement. Only contact since has been making payments. Last contact X/XX/XXXX, making on-line payment.

REASON FOR DEFAULT:   No RFD provided.

MODIFICATION: STEP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for X years, modified P&I $X,XXX.XX, matures X/X/XXXX.  No deferred balance.

FORECLOSURE: Referred to attorney X/XX/XXXX.  First legal X/X/XXXX.   Service completed X/XX/XXXX.   Foreclosure dismissed when borrower reinstated in XX/XXXX.

BANKRUPTCY: No BK activity found.

PROPERTY:   Unable to confirm current occupancy.  Loan originated as owner occupied.

437339325	5/1/2022	4/12/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	IL	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: No direct contact with borrower. Borrower appears to have applied for HHF in XX/XXXX, but was denied. Servicing comments detail a dispute regarding XX/XXXX payment application, explanation of how payment was applied sent a few days later.

REASON FOR DEFAULT: Forgot about it.

MODIFICATION: Loan has not been modified.

FORECLOSURE: No FC activity in review period.

BANKRUPTCY: No BK activity in review period.

PROPERTY: No indication of property issues, occupancy unverified.

437339327	5/1/2022	4/15/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	VA	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicing comments begin X/XX/XXXX. XX/XX/XXXX borrower working with Xrd party for modification and stated package was submitted to prior servicer, current servicer had no record. Complete loss mitigation package received XX/XX/XXXX. Modification denied XX/XX/XXXX, unable to determine why. Borrower appealed and submitted additional documentation. Stip plan approved X/XX/XXXX for X payments of X,XXX.XX starting X/X/XXXX, no down payment. Plan payments made and modification approved and boarded X/XX/XXXX, effective X/XXXX. Delay was in borrower returning documents. Borrower has been current since. X/X/XXXX borrower requested pay history since origination. X/X/XXXX borrower inquiring about refinance to remove co-borrower. X/XX/XXXX borrower filed credit reporting dispute as stopping them from refinancing, which was last contact with borrower.

REASON FOR DEFAULT:   No RFD provided.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $X,XXX.XX, matures X/X/XXXX. No deferred balance.

FORECLOSURE: Active foreclosure as of start of comments X/XX/XXX, unable to determine stage.  Placed on loss mitigation hold when complete loss mitigation package received XX/XX/XXXX.   Foreclosure dismissed when modification boarded.

BANKRUPTCY: No BK activity found.

PROPERTY:   Unable to confirm current occupancy.   Loan originated as owner occupied.

437339330	5/1/2022	4/18/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	NY	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicing comments begin X/X/XXXX. Borrower on stip plan as of the start of the comments, unable to determine terms. Per comments, plan payments, last payment in XX/XXXX, made and modification approved and boarded X/X/XXXX. X/XX/XXXX borrower called inquiring about equity in property, which was the last contact with the borrower.

REASON FOR DEFAULT:   No RFD provided.

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X.XXX% for XX years, modified P&I $X,XXX.XX, matures XX/X/XXXX.  Deferred balance iao $XXX,XXX.XX is not eligible for forgiveness.

FORECLOSURE: Referred to foreclosure X/XX/XXXX, First legal XX/XX/XXXX.  Service completed X/X/XXXX.  Foreclosure cancelled when loan modification boarded.

BANKRUPTCY: BKX discharged.    Unable to determine filing date, case number or discharge date.

PROPERTY:   Unable to confirm current occupancy.   Loan originated as owner occupied.

437339331	6/1/2022	4/26/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	OH	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Comments begin Sep XXXX, pre-mod hardship is not documented. Account is performing since mod completion with no contact since XX/XX/XXXX notification from borrower confirming correct address is X XXXXX, not XXX XXXXX.
REASON FOR DEFAULT: Unknown
MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XXX% for XX years, modified P&I $XXX.XX, matures X/X/XXXX. $XXXX.XX deferred balance is not eligible for forgiveness.
FORECLOSURE: No FC activity found
BANKRUPTCY: BK X was discharged prior to review period, case details unknown.
PROPERTY: Property is owner occupied.  No property issues noted.

437339332	5/1/2022	4/8/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	IL	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Borrower reinstated in X/XXXX, and has since remained current. Borrower authorized his spouse on the account in XX/XXXX, and made a phone payment. NSF payment in XX/XXXX was reinstated through phone payment later in the month. Sporadic contact since then, usually during phone payments. Last contact was a phone payment in X/XXXX.

REASON FOR DEFAULT:  No RFD noted.

MODIFICATION: Loan has been modified X times, most recently in XXXX. NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXX.XX, matures XX/X/XXXX.  Deferred balance iao $XX,XXX.XX is not eligible for forgiveness. Modification was also completed in XXXX.

FORECLOSURE:  No FC activity found

BANKRUPTCY:  No BK activity found

PROPERTY: Owner occupied. No mention of property condition.
437339333	5/1/2022	4/20/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	FL	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins X/XX/XXXX. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Borrower hardship noted XX/XX/XXXX on fixed income; had an accident and waiting on settlement. Servicer confirmed receipt of borrower financials XX/X/XXXX; however incomplete. Complete Mod packet confirmed received X/XX/XXXX. X-month Stip to Mod offered X/XX/XXXX with payments of $X,XXX.XX starting X/X/XXXX. Plan confirmed kept X/XX/XXXX. Loan was modified XX/XX/XXXX. Last contact X/X/XXXX borrower confirmed account status. No recent contact noted with borrower.

REASON FOR DEFAULT: Borrower illness.  Curtailment of income.

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X.X%, modified P&I $XXX.XX, matures X/X/XXXX.  Deferred balance iao $X.XX.

FORECLOSURE: Loan noted to be in FC at start of history; referred X/XX/XXXX.  Los mitigation hold placed X/XX/XXXX which was lifted X/XX/XXXX.  Loss mitigation hold again placed X/XX/XXXX.  XXXXX-XX FC hold placed X/XX/XXXX. FC action closed/billed due to Mod booked XX/XX/XXXX.

BANKRUPTCY: No BK activity found.

PROPERTY: Property is owner-occupied. XXXXXdisaster area noted XX/XX/XXXX; no indication property was affected.
437339335	5/1/2022	4/4/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	FL	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicing comments begin X/XX/XXXX. X/XX/XXXX borrower advised servicer to not pay HOA dues, she pays them. Last contact with borrower was XX/X/XXXX, making on-line payment.

REASON FOR DEFAULT:   No RFD available.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XX% for XX years, modified P&I $XXX.XX, matures X/X/XXXX.  Deferred balance iao $XX,XXX.XX is not eligible for forgiveness.   Loan has been modified at least X times.

FORECLOSURE: No FC activity found

BANKRUPTCY: BKX discharged.    Unable to determine filing date, case number or discharge date.

PROPERTY:   Unable to confirm current occupancy.   Application shows loan was originated as owner occupied purchase money.

437339336	5/1/2022	4/26/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	NJ	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Contact history begins X/XXXX, workout review in process. Reinstatement funds received on X/XX/XX; workout was closed on X/XX/XX. Pre-FC loss mit letter was sent on X/XX/XX. X payments were received in X/XXXX bringing the loan current. Minimal contact is noted; unauthorized Xrd party XXXXX (wife) stated on XX/X/XX that borrower cashed the payment before the loan was transferred and wanted to know the status; was advised not authorized, unable to disclose information. Loan is current.
REASON FOR DEFAULT: Unknown.
MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X% for XX years, modified P&I $X,XXX, matures/expires XXXX. Deferred balance iao $X of which $X is eligible for forgiveness.
FORECLOSURE: File was referred to FC on XX/XX/XXXX. Complaint  was filed on XX/XX/XXXX and service completed XX/XX/XXXX. FC stopped on X/XX/XXXX due to reinstatement and dismissed on XX/X/XXXX.
BANKRUPTCY: No BK activity found.
PROPERTY: No property issues found. Property verified as owner occupied in X/XXXX.

437339339	5/1/2022	4/1/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	NC	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Borrower submitted application for XXXXX in X/XXXX, which stayed an active FC. Loan reinstated with HHF fund in X/XXXX, and XXXXX continued to make payments until X/XXXX. One and only contact with borrower was in X/XXXX, borrower advised XXXXX should be assisting with payments, advised to contact them and verify.
REASON FOR DEFAULT: Unknown.
MODIFICATION: Loan has not been modified.
FORECLOSURE: FC action stayed by HHF reinstatement, no indication of when FC was closed.
BANKRUPTCY: No BK activity during review period.
PROPERTY: No indication of property issues, subject appears to be occupied by borrower.

437339340	5/1/2022	4/16/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	NJ	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: X/XXXX Borrower is working with loss mit, prior servicer approved a mod but docs are missing. X/XXXX A stip to mod is approved, no RFD is given. X/XXXX Trial period is completed and final mod is processed. Since the mod, the account has been kept current with no significant activity noted. Borrower has been cooperative. The most recent contact was on X/XX/XXXX with a late fee being discussed.

REASON FOR DEFAULT: X/XXXX Oversight.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at a fixed X%, modified P&I $X,XXX, matures X/X/XXXX. Deferred balance IAO $XX,XXX is not eligible for forgiveness. Mod does not include any PRA.

FORECLOSURE: Referred to FC on X/XX/XXXX. X/XXXX A loss mit hold is active. Reinstated via a mod in X/XXXX.

BANKRUPTCY: No BK activity found.

PROPERTY: Per seller data original occupancy is primary. No recent notes found specifying current occupancy.

437339344	5/1/2022	4/25/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	TX	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Provided history starts on X/XXXX. XX/XXXX Borrower is working with loss mit for a mod, docs are being submitted. XX/XXXX A stip to mod is approved. XX/XXXX Trial period is completed and final mod is processed. Since the mod, borrower has made several payments after the grace period. The most recent contact was on X/XX/XXXX to make a payment.

REASON FOR DEFAULT: XX/XXXX Curtailment of income.XX/XXXX Payment scheduling issue.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at a fixed X%, modified P&I $XXX, matures X/X/XXXX. Mod does not include any deferred amounts or PRA.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Per seller data original occupancy is unknown. No recent notes found specifying current occupancy.

437339345	5/1/2022	4/15/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	IN	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Last contact with borrower on X/XX/XXXX, loan has been current since X/XXXX.

REASON FOR DEFAULT: Unknown.

MODIFICATION: Loan has not been modified.

FORECLOSURE: No FC activity in review period.

BANKRUPTCY: No BK activity in review period.

PROPERTY: No indication of property issues, occupancy unverified.

437339346	5/1/2022	4/15/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	FL	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Provided history starts in X/XXXX. X/XXXX Notes reference an inflight mod. X/XX/XXXX Account is discharged from BK and FC is resumed. XX/XXXX A final mod is implemented, no RFD is given. Since the mod, the account has been kept current with no significant activity noted. The most recent contact was on X/XX/XXXX to make a phone payment.

REASON FOR DEFAULT: None provided.

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX at a fixed X.XX%, modified P&I $XXX, matures X/X/XXXX. Deferred balance IAO $XX,XXX is not eligible for forgiveness. Mod does not include any PRA.

FORECLOSURE: File referred to FC in X/XXXX, reinstated via a mod in XX/XXXX.

BANKRUPTCY: X BK’s filed in X years, most recent was a BKX filed on X/XX/XXXX that was discharged on X/XX/XXXX without reaffirmation.

PROPERTY: Per seller data original occupancy is primary. No recent notes found specifying current occupancy.

437339348	6/1/2022	4/23/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	FL	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicing comments begin X/XX/XXXX. X/XX/XXXX borrower advised sent modification package to prior servicer, no RFD or commitment to pay. Complete loss mitigation package received XX/X/XXXX. Stip plan approved XX/XX/XXXX, no down payment and X payments of $X,XXX.XX starting XX/X/XXXX. Plan payments made and modification approved and boarded X/X/XXXX. X/XX/XXXX borrower called to confirm payment amount. Only contact with borrower since modification has been making payments. Last contact X/XX/XXXX, making payment on-line.

REASON FOR DEFAULT:   No RFD provided.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX modified balance $XXX,XXX.XX at X%, modified P&I $X,XXX.XX, matures X/X/XXXX.  No deferred balance.

FORECLOSURE:  Contested foreclosure as of start of comments X/XX/XXXX.  X/XX/XXXX court continued trial due to recent servicing transfer and to allow borrower time to submit loss mitigation package.   Foreclosure dismissed after modification boarded.

BANKRUPTCY: No BK activity found.

PROPERTY: Unable to confirm current occupancy. Loan application shows loan originated as owner occupied purchase money.
437339350	5/1/2022	4/1/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	FL	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Welcome call completed X/XX/XXXX; borrower stated sent payment to prior servicer. Borrower called X/X/XXXX to verify payment. Borrower called X/X/XXXX to confirm double payment.

REASON FOR DEFAULT: Hardship not provided.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X.X%, modified P&I $XXX.XX, matures X/X/XXXX.  Deferred balance iao $XX,XXX.XX which is not eligible for forgiveness.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Property is owner-occupied. XXXXXdisaster area noted XX/XX/XXXX; no indication property was affected.

437339351	6/1/2022	4/27/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	IL	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins X/XX/XXXX. Limited contact noted with borrower. Skip trace efforts noted XX/XX/XXXX. Xrd party inquired about mod workout X/XX/XXXX. Complete Mod workout confirmed X/XX/XXXX. Mod workout denied X/XX/XXXX. Servicer advised X/X/XXXX borrower to reapply with husbands income. Borrower resubmitted financials X/XX/XXXX, however incomplete. Servicer approved Stip to Mod X/X/XXXX; $X,XXX.XX from X/X/XXXX to XX/X/XXXX. Loan was modified X/X/XXXX. Last borrower contact X/X/XXXX.

REASON FOR DEFAULT: Curtailment of income.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X%, modified P&I $XXX.XX, matures XX/X/XXXX.  Deferred balance iao $X.XX.

FORECLOSURE: Loan noted to be in FC at start of history; referral sent XX/X/XXXX.  Complaint filed XX/XX/XXXX. Service completed XX/XX/XXXX.  Loss mitigation hold placed X/XX/XXXX.  Legal notes X/XX/XXXX new complaint needed.  Loss mitigation hold placed X/XX/XXXX.  XXXXX-XX FC hold placed X/XX/XXXX. FC action closed/billed after Mod workout booked X/X/XXXX. Motion to Dismiss granted X/XX/XXXX.

BANKRUPTCY: Servicer notes XX/XX/XXXX BKX discharge; details of filing not provided.

PROPERTY: Property is owner-occupied. No property damage noted.

437339353	5/1/2022	4/1/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	IL	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Comments begin Sep XXXX. Borrower requested a mod review Oct XXXX and a reinstatement quote Feb XXXX, but was unresponsive to requests for financials, hardship due to borrower illness and excessive obligations. Application completed Aug XXXX, trial approved iao $XXXXX from Oct XXXX-Mar XXXX. All trial and post-mods have been made timely with occasional contact for account inquiries. Last contact XX/XX/XXXX to confirm name of insurance company.

REASON FOR DEFAULT: Borrower illness, excessive obligations

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXXX.XX, matures X/X/XXXX, $X deferred balance.

FORECLOSURE: Referred to attorney X/XX/XXXX, title is clear. Complaint filed X/XX/XXXX, service completed X/X/XXXX. Judgment delayed by mediation process and XXXXX, case dismissed after modification.

BANKRUPTCY: No BK activity found

PROPERTY: Property is owner occupied.  No property issues noted.

437339354	5/1/2022	4/11/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	NE	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Contact history begins X/XXXX. Pre-FC letter was sent on XX/XX/XX. Repayment plan was set up on XX/X/XX for X payments ending X/XX/XX. Authorized Xrd party XXXXX called and scheduled a payment on XX/X/XX. Another repayment was set up on X/XX/XX for X payments, ending X/X/XX. Pre-FC loss mit letter was sent on X/XX/XX; X payments were received in X/XXXX bringing the loan current. Last contact was on X/X/XX, XXXXX called stating that the payment was returned and wanted to replace the payment. Loan is current.
REASON FOR DEFAULT: Curtailment of income.
MODIFICATION: NON-HAMP, first pay dueX/X/XXXX, modified balance $XXX,XXX at X% for XX years, modified P&I $XXX, matures/expires XXXX. Deferred balance iao $X of which $X is eligible for forgiveness.
FORECLOSURE: No FC activity found.
BANKRUPTCY: BKXX, filing date not available, case appears to have been discharged - date not provided.
PROPERTY: No property issues found. Servicing comments do not reflect occupancy.  Occupancy unknown.

437339355	5/1/2022	4/15/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	VT	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Loan transferred servicing in X/XXXX, and borrower requested a mod application. Borrower authorized a third party on the account in XX/XXXX. Servicer solicited a pre-approved X-month mod trial plan in XX/XXXX, which borrower accepted. Borrower made a phone payment in X/XXXX, and asked servicer to remove ex-husband's name from mod paperwork in X/XXXX. Modification was completed in X/XXXX after servicer removed ex-husbands name. Borrower reinstated a short payment from the previous month in X/XXXX. Borrower disputed a late fee in X/XXXX, and made a phone payment in X/XXXX. Last contact was X/XX/XXXX; borrower confirmed a payment had been mailed.

REASON FOR DEFAULT:  XXXX: unemployment. XXXX: unknown

MODIFICATION: Loan has been modified X times, most recently in XXXX. NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X% for XX years, modified P&I $XXX.XX, matures X/X/XXXX.  Deferred balance iao $XX,XXX.XX is not eligible for forgiveness. Modifications were also completed in XXXX and XXXX.

FORECLOSURE:  Referred X/XX/XXXX. Complaint filed XX/X/XXXX. Service completed XX/XX/XXXX. MSJ filed X/X/XXXX. At hearing X/XX/XXXX, judge refrained from ruling on MSJ as loan would become eligible for modification in X/XXXX. Loss mit hold X/XX/XXXX. Motion to dismiss filed X/X/XXXX, granted XX/X/XXXX.

BANKRUPTCY:  No BK activity found

PROPERTY: Owner occupied. No mention of property condition.
437339361	5/1/2022	4/15/2022	CURR	XXXXX	XXXXX	Yes	XXXXX	XXXXX	IL	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Loan transferred inflight, with active FC (on hold), borrower deceased, contact with AXP in X/XXXX advising they were approved as SII by prior servicer. Stip plan completed and loan modified in XX/XXXX. Issues with SII in X/XXXX were resolved by AXP resending docs for verification. Ongoing contact related to obtaining payment history and authorizing spouse of SII. Last contact was in X/XXXX to update HOI information.

REASON FOR DEFAULT: Death of borrower.

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X.XXX%, modified P&I $XXX.XX, matures XX/X/XXXX.  Deferred balance iao $XX,XXX.XX which is not eligible for forgiveness.

FORECLOSURE: FC referred X/XX/XXXX, on hold for loss mit, closed and billed at time of modification.

BANKRUPTCY: No BK activity in review period.

PROPERTY: No property issues noted, subject occupied by SII.

437339362	5/1/2022	4/1/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	CA	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Borrower reinstated in X/XXXX; source of funds is unknown. Borrower has since remained current. Loan transferred servicing in X/XXXX; borrower verified payment receipt. Borrower made phone payments in XX/XXXX and XX/XXXX, and co-borrower verified servicer receipt of a change in insurance carriers in XX/XXXX. Borrower requested city contact information in X/XXXX regarding a code violation. No further contact.
REASON FOR DEFAULT:  Unknown
MODIFICATION: Loan has been modified X times, most recently in XXXX. NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XXX% for XX years, modified P&I $XXX.XX, matures X/X/XXXX.  Deferred balance iao $XX,XXX.XX is not eligible for forgiveness. HAMP modification was completed in X/XXXX, just X months prior to XXXX modification.
FORECLOSURE:  No FC activity found
BANKRUPTCY:  Chapter X filed X/XX/XXXX, dismissed XX/XX/XXXX
PROPERTY: Owner occupied. No mention of property condition. City of XXXXX notified servicer of a code violation in X/XXXX, stating garage must be vacated; borrower response to city is unknown, but borrower said it was not occupied in X/XXXX.
437339363	5/1/2022	4/6/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	FL	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins X/XX/XXXX. Limited contact noted with borrower; majority of contact with Xrd party. Servicer notes review for Mod workout X/XX/XXXX. Servicer approved Stip to Mod XX/X/XXXX with payments of $X,XXX starting XX/X/XXXX. Loan was modified X/X/XXXX. Xrd party requested updated billing statement X/XX/XXXX. Borrower inquired about escrow X/X/XXXX. Borrower inquired about refinance X/XX/XXXX. Xrd party called X/XX/XXXX to review escrow shortage.

REASON FOR DEFAULT: Hardship not provided.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X%, modified P&I $XXX.XX, matures X/X/XXXX.  Deferred balance iao $X.XX.

FORECLOSURE: Loan noted to be in FC at start of history; referred X/X/XXXX.  Complaint filed X/XX/XXXX.  Service completed X/XX/XXXX.  Loss mitigation hold placed X/XX/XXXX.  XXXXX-XX FC hold placed X/XX/XXXX.  FC action closed/billed after Mod workout booked X/X/XXXX.

BANKRUPTCY: No BK activity found.

PROPERTY: Property is owner-occupied. No property damage noted.

437339365	5/1/2022	4/5/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	CT	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Prior servicer offered a X-month trial mod plan in X/XXXX, borrower accepted. Loan transferred servicing in X/XXXX. Borrower authorized his daughter on the account in XX/XXXX; trial plan was cancelled XX/XX/XXXX for missed payment. Funds were received later that day, and servicer re-activated the plan. Borrower finished the plan in XX/XXXX. Prior servicer trial offer was received by servicer X/XX/XXXX. Modification agreement was sent to borrower X/XX/XXXX. Borrower had difficulty finding a notary during XXXXX; agreement was signed in X/XXXX and modification completed; loan has since remained current. Borrower verified the loan status in X/XXXX, and authorized his granddaughter on the account. Borrower had sporadic contact every few months in XXXX. Borrower asked servicer about a payment reduction ordered by the state in X/XXXX; servicer was not aware of any mandates. No further contact. Borrower switched insurance carriers in X/XXXX.

REASON FOR DEFAULT:  Unknown

MODIFICATION: Loan has been modified X time, in XXXX. NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X.XXX% for XX years, modified P&I $X.XXX, matures XX/X/XXXX.  Deferred balance iao $XX,XXX.XX is not eligible for forgiveness.

FORECLOSURE:  Referred X/X/XXXX. Complaint filed X/XX/XXXX. Service completed X/XX/XXXX. Mediation hearings held; borrower accepted trial mod offer in X/XXXX. XXXXX moratorium hold X/XX/XXXX. Modification completed in X/XXXX. Motion to dismiss filed X/XX/XXXX, granted X/X/XXXX.

BANKRUPTCY:  No BK activity found

PROPERTY: Owner occupied. No mention of property condition.
437339367	5/1/2022	4/30/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	DC	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins X/XX/XXXX. Prior loan Mod completed XX/X/XXXX; details of workout not provided. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Borrower inquired about payment adjustment XX/XX/XXXX. Borrower requested XXXXX assistance X/XX/XXXX. X-month special FB offered X/XX/XXXX from X/X/XXXX to X/X/XXXX. X-month payment deferral completed X/XX/XXXX. Borrower stated XX/XX/XXXX waiting for workman's comp. Last borrower contact X/XX/XXXX to schedule payment.

REASON FOR DEFAULT: Curtailment of income.

MODIFICATION: STEP HAMP, first pay due XX/X/XXXX, modified balance $XX,XXX.XX at X.X% for X years, modified P&I $XXX.XX, matures X/X/XXXX.  Deferred balance iao $XX,XXX.XX which is not eligible for forgiveness.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Property is owner-occupied. No property damage noted.

437339368	5/1/2022	4/7/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	CT	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Minimal contact. Provided history starts in X/XXXX. X/XXXX Borrower reports they have been impacted by XXXXX-XX, a SFB is set up. Several FB extensions are approved. X/XXXX A XXXXX deferral is completed at the end of the FB. Since the deferment, the account has been kept current with no significant activity noted The most recent contact was on X/X/XXXX to make a phone payment.

REASON FOR DEFAULT: XX/XXXX Waiting on self employment income. X/XXXX Income is slow. X/XXXX Curtailment of income.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at a fixed X.X%, modified P&I $XXX, matures X/X/XXXX. Deferred balance IAO $X,XXX is not eligible for forgiveness. Mod does not include any PRA.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Per seller data original occupancy is primary. No recent notes found specifying current occupancy.

437339372	6/1/2022	4/18/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	FL	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Borrower made double payments in X/XXXX and X/XXXX to reinstate the account; borrower has since remained current. Loan transferred servicing in X/XXXX; welcome call completed. No contact again until borrower updated the mailing address in X/XXXX and asked servicer to add a tax line to the escrow account. No further contact.

REASON FOR DEFAULT:  Unknown

MODIFICATION: Loan has been modified X time, in XXXX. NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X.XX% for XX years, modified P&I $X,XXX.XX, matures X/X/XXXX.  Deferred balance iao $XX,XXX.XX is not eligible for forgiveness.

FORECLOSURE:  No FC activity found

BANKRUPTCY:  Chapter XX filed X/X/XXXX, relief granted (date unknown)

PROPERTY: Owner occupied. No mention of property condition.
437339377	5/1/2022	4/29/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	NY	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Comments begin Sep XXXX. Borrower completed a trial plan approved by prior servicer, hardship and financials unknown. Account remained chronic delinquent post-mod, hardship due to tuition expense. Borrower was unresponsive and declined to discuss account when contacted until web request for XXXXX assistance June XXXX, FB approved Jun-Nov XXXX. Borrower declined further assistance and has remained current since reinstatement of rolling XX-day delinquency in April XXXX, last contact XX/XX/XXXX for phone payment.,

REASON FOR DEFAULT: Excessive obligations, unspecified XXXXX impact

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXXX.XX, matures X/X/XXXX. $XXX,XXX deferred balance is not eligible for forgiveness.

FORECLOSURE: Foreclosure initiated prior to review period, details unknown. Case was dismissed Aug XXXX due to modification.

BANKRUPTCY: No BK activity found

PROPERTY: Property is owner occupied.  No property issues noted.

437339378	5/1/2022	3/28/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	WA	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Contact history begins X/XXXX. Loss mit review was initiated on X/XX/XX. Authorized Xrd party, XXXXX called in on XX/X/XX to follow up on mod status and stated that he would work on getting the missing docs. Borrower called in on XX/XX/XX stating that he sent a personal check on XX/XX/XX for trial plan payment. Trial plan for X months was approved ending on X/X/XX. Borrower called in on XX/XX/XX stating that he sent a personal check on XX/XX/XX (last contact) for the plan payment. Trial plan was completed and loan was modified effective X/X/XX.
REASON FOR DEFAULT: Curtailment of income.
MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX at X% for XX years, modified P&I $XXX, matures/expires XXXX. Deferred balance iao $X of which $X is eligible for forgiveness.
FORECLOSURE: No FC activity found.
BANKRUPTCY: Discharged BKX noted in XX/XXXX, no details provided.
PROPERTY: No property issues found. Property verified as owner occupied in XX/XXXX.

437339379	5/1/2022	4/4/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	IL	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Borrower requested a mod application in X/XXXX. Modification was denied in XX/XXXX, as package was received less than XX days prior to foreclosure sale. Borrower reapplied for mod assistance through a third party in XX/XXXX after filing bankruptcy to stay the foreclosure sale. Application was complete in XX/XXXX. Servicer approved a X-month trial mod plan in XX/XXXX; borrower accepted. Borrower had sporadic contact during the plan. Modification was completed in X/XXXX. Borrower made a phone payment in XX/XXXX that was NSF, but reinstated later in the month. Borrower asked the reason for an escrow refund in X/XXXX, and asked servicer to reissue the check. No further contact.

REASON FOR DEFAULT:  Medical issues caused brief unemployment; borrower employed in X/XXXX and both borrowers receiving SSI

MODIFICATION: Loan has been modified X times, most recently in XXXX. NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXX.XX, matures X/X/XXXX.  No deferred amounts noted. Modifications were also completed in XXXX and XXXX.

FORECLOSURE:  Referred XX/XX/XXXX. Complaint filed XX/XX/XXXX. Service completed XX/X/XXXX. Judgment granted X/XX/XXXX. Sale was scheduled for X/X/XXXX, but BK stay X/X/XXXX. Stay released X/XX/XXXX. sale was scheduled for XX/X/XXXX, but BK stay XX/XX/XXXX. Stay released XX/XX/XXXX. Sale was scheduled for X/X/XXXX, but loss mit hold XX/X/XXXX. XXXXX moratorium hold X/XX/XXXX. Modification was completed in X/XXXX. Motion to dismiss filed X/XX/XXXX, granted X/XX/XXXX.

BANKRUPTCY:  X) Chapter X filed XX/XX/XXXX, dismissed XX/XX/XXXX. X) Chapter X filed X/X/XXXX, dismissed X/XX/XXXX

PROPERTY: Owner occupied. No mention of property condition.
437339382	5/1/2022	4/21/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	TX	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Borrower reinstated in X/XXXX; source of funds is unknown. Loan transferred servicing in X/XXXX. Borrower requested a deferment in X/XXXX due to property damage, but was not able to qualify. Borrower made double payments in XX/XXXX and XX/XXXX to keep loan current, and had monthly contact with servicer regarding property repairs and insurance funds. Borrower reported a XXXXX hardship in X/XXXX, and servicer approved a X-month forbearance plan in X/XXXX. Borrower changed contractors in X/XXXX. FB plan was extended another three months in X/XXXX; borrower made sporadic payments during the plan and continued to have monthly contact regarding property repairs. Property was completely repaired in XX/XXXX, all funds had been disbursed. Borrower made a double payment through phone payment in X/XXXX to reinstate the account, and has since remained current. Borrower requested a XXXX statement in X/XXXX, and asked about the escrow account. Borrower disputed tax amounts in X/XXXX during the fire, as property values decreased. Borrower verified payment receipt in X/XXXX after making a web payment.
REASON FOR DEFAULT:  XXXX: property damage. XXXX: XXXXX impact-both borrowers not working
MODIFICATION: Loan has been modified X time, in XXXX. NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XXX% for XX years, modified P&I $X,XXX.XX, matures X/X/XXXX. No deferred amounts noted.
FORECLOSURE:  No FC activity found
BANKRUPTCY:  No BK activity found
PROPERTY: Owner occupied. Borrower filed an insurance claim for XXXXX damage on DOL X/XX/XXXX; borrower was rebuilding, net claim amount $XXX,XXX.XX. Borrower noted demolition was completed in X/XXXX. Servicer disbursed $XXX,XXX to contractor in XX/XXXX; repairs were XX% completed. Repairs were at XX% in X/XXXX. Funds of $XX,XXX.XX were released in X/XXXX after repairs were XX% complete. Borrower changed contractors in X/XXXX. Funds of $XX,XXX.XX were released in X/XXXX after repairs were XX% complete. Draw of $XX,XXX.XX released in X/XXXX after XX% repairs were completed. Final draw of $XX,XXX.XX released in XX/XXXX after XX% inspection. Unable to determine if remaining repairs were completed.
437339383	5/1/2022	4/7/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	NY	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Comments begin Sep XXXX. Borrower submitted an incomplete mod application prior to mediation hearing, hardship due to borrower illness. Trial approved Dec XXXX iao $XXXX from Feb-July XXXX. All trial and post-mod payments have been made timely with no ongoing contact since X/XX/XXXX confirmation of mailing address for payments.

REASON FOR DEFAULT: Borrower illness and unemployment

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXXX.XX, matures X/X/XXXX, $X deferred balance.

FORECLOSURE: Referred to attorney XX/X/XXXX, title is clear. Complaint filed X/XX/XXXX, service completed X/XX/XXXX. Mediation hearing XX/XX/XXXX was adjourned for loss mit review, case dismissed after modification.

BANKRUPTCY: No BK activity found

PROPERTY: Property is owner occupied.  No property issues noted.

437339384	5/1/2022	4/5/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	TX	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Provided history starts on X/XXXX. X/XXXX Borrower is working with loss mit, docs are being submitted. XX/XXXX A stip to mod is approved. X/XXXX Trial period is completed and final mod is processed. Since the mod, the account has been kept current. No recent significant activity was found. The most recent contact was on X/XX/XXXX to schedule a payment.

REASON FOR DEFAULT: X/XXXX Marital difficulties.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at a fixed X.XXX%, modified P&I $XXX, matures X/X/XXXX. Mod does not include any deferred amounts or PRA.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Per seller data original occupancy is primary. No recent notes found specifying current occupancy.

437339386	5/1/2022	3/30/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	NY	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: X/XXXX Mod application is received, no RFD is given. X/XXXX A stip to mod is approved. XX/XXXX Trial period is completed and final mod is processed. Since the mod, the account has been kept current with no significant activity noted. Borrower has been cooperative. The most recent contact was on X/X/XXXX to request a statement.

REASON FOR DEFAULT: None provided.

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX at a fixed X%, modified P&I $X,XXX, matures X/X/XXXX. Mod does not include any deferred amounts or PRA.

FORECLOSURE: X/XX/XXXX File is referred to FC. X/XXXX BK hold is active. Reinstated via a mod in XX/XXXX.

BANKRUPTCY: X BK’s filed in X years, most recent was a BKX filed in X/XX/XXXX that was discharged on X/XX/XXXX without reaffirmation.

PROPERTY: Per seller data original occupancy is primary. No recent notes found specifying current occupancy.

437339387	5/1/2022	4/4/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	CA	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Borrower noted they were unaware of the FC in X/XXXX, despite the loan reinstating the prior month. Last contact with borrower was in XX/XXXX, checking that ACH was active with correct account#.

REASON FOR DEFAULT: Oversight

MODIFICATION: Loan has not been modified.

FORECLOSURE: No FC activity in review period.

BANKRUPTCY: No BK activity in review period.

PROPERTY: No indication of property issues, occupancy unverified.

437339388	5/1/2022	4/11/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	MA	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Contact history begins X/XXXX. No contact with borrower noted in contact history. Loan has remained current since it was reinstated in X/XXXX with only minor delinquency; borrower failed to make payment in X/XXXX but was able to make X payments the following month.

REASON FOR DEFAULT: Unknown.

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX at X.XX% for XX years, modified P&I $X,XXX, matures/expires XXXX. Deferred balance iao $X of which $X is eligible for forgiveness.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found. Property appears to be owner occupied.

437339391	5/1/2022	4/13/2022	BK11	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	CT	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Comments begin Sep XXXX. Borrower advised payments were sent to prior servicer but never cashed, but remained delinquent after receipt of trailing funds Nov XXXX. Borrower agreed to a repay plan Dec XXXX, plan failed Mar XXXX and borrower was unresponsive until request for XXXXX assistance June XXXX due to work impact. Borrower authorized attorney in X/XXXX, who submitted loss mit application. Complete package submitted Mar XXXX, borrower was not notified of deferral and April XXXX first due date due to cease & desist flag on file. Account is current since reinstated May XXXX, last contact X/XX/XXXX for phone payment.

REASON FOR DEFAULT: Income curtailment

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X.XX% for XX years, modified P&I $XXXX.XX, maturity not specified, $X deferred balance.

FORECLOSURE: Complaint filed X/X/XXXX, borrower filed a motion to dismiss, citing the confirmed BKXX plan, and alleging payments were made that were either not cashed or returned. Appears as though motion may have been granted.

BANKRUPTCY: BKXX filed on unknown date was confirmed X/XX/XXXX with mod terms effective June XXXX.

PROPERTY: Property is non-owner occupied.  No property issues noted.

OTHER:  Prior servicer deferred $XX,XXX.XX on XX/XX/XXXX; evidence of pay history found in loan file.

437339395	5/1/2022	4/23/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	PA	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Loan in BK at start of review period. After BK dismissed and throughout XXXX borrower called to make regular payments. Notes show loan on XXXXX hold which ended on X/X/XXXX. Last contact on X/XX/XXXX when borrower called to make payment.

REASON FOR DEFAULT: XX/XX/XXXX states RFD is BK.

MODIFICATION: N/A

FORECLOSURE: Loan on FC hold due to BK at start of review period. After BK was dismissed, servicer instructed FC firm to dismiss FC. Notes show dismissal in X/XXXX.

BANKRUPTCY: Loan in BK XX at start of review period. BK dismissed on XX/XX/XXXX.

PROPERTY: XXXX property inspection in servicer file shows property is occupied and notes condition is good.

437339399	5/1/2022	4/7/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	OH	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Borrower was unresponsive throughout rolling XX-XX delinquency that was cured Nov XXXX, no hardship is noted or assistance requested. Account remains current since cured. Unauthorized third party call X/XX/XXXX to confirm address for mailing payment. Last contact when borrower sent correspondence that was received on X/XX/XXXX where borrower asked for the Xrd party authorization for their attorney to be removed.

REASON FOR DEFAULT: Unknown

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX at X.X% for XX years, modified P&I $XXX.XX, matures X/X/XXXX. $XX,XXX.XX deferred balance is eligible for forgiveness based on borrower performance.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Property is owner occupied per seller data.  No property issues noted.

437339403	5/1/2022	4/1/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	PA	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Borrower reinstated X payments Aug XXXX and defaulted immediately, hardship unknown. Comments begin Sep XXXX with servicer unable to make contact. Borrower authorized spouse as third party X/X/XXXX and requested reinstatement amount, hardship due to income curtailment. Reinstatement of XX payments was posted Aug XXXX and account remains current with no ongoing contact.

REASON FOR DEFAULT: Income curtailment

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XXX% for XX years, modified P&I $XXX.XX, matures X/X/XXXX, $X deferred balance.

FORECLOSURE: Referred to attorney X/XX/XXXX, title is clear. First legal was not filed due to XXXXX moratorium, filed closed after reinstatement.

BANKRUPTCY: No BK activity found

PROPERTY: Property is owner occupied.  No property issues noted.

437339404	5/1/2022	4/1/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	NJ	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins X/XX/XXXX. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Servicer approved X-month Stip to Mod X/XX/XXXX with payments of $X,XXX.XX from X/X/XXXX to XX/X/XXXX. Borrower called to confirm payment XX/XX/XXXX. borrower inquired about status of Mod XX/XX/XXXX. Servicer approved loan Mod XX/XX/XXXX. Loan was modified X/X/XXXX. Borrower stated X/XX/XXXX impacted by XXXXX; lost job. Special FB offered X/XX/XXXX from X/XX/XXXX to X/XX/XXXX. Borrower called X/X/XXXX to confirm due date. Borrower stated X/XX/XXXX no longer required assistance; confirmed Mod workout completed. Borrower called XX/X/XXXX to review pay history; stating has not missed payment. Last borrower contact XX/XX/XXXX inquired about payment application.

REASON FOR DEFAULT: Borrower unemployment.  Curtailment of income.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X%, modified P&I $X,XXX.XX, matures XX/X/XXXX.  Deferred balance iao $XXX,XXX.XX which is not eligible for forgiveness.

FORECLOSURE: Loan noted to be in FC prior to stay of BK; referral date unknown.  Loss mitigation hold placed X/XX/XXXX.  FC action closed/billed due to Mod workout booked X/X/XXXX. Motion to Dismiss granted X/XX/XXXX.

BANKRUPTCY: Loan noted to be in BKXX at start of history; filed X/XX/XXXX.  BKXX discharged XX/X/XXXX.  BKXX again filed X/XX/XXXX which was discharged X/XX/XXXX.

PROPERTY: Property is owner-occupied. No property damage noted.

437339405	5/1/2022	4/22/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	Yes	XXXXX	XXXXX	PA	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Contact history begins X/XXXX. Co-borrower XXXXX is deceased (date of death unknown). Borrower called in on XX/XX/XX to check status of mod package he sent and was advised that the docs were received but still under review. Intent is to retain the property. A X month trial plan was approved in XX/XXXX, plan was completed and loan was modified effective X/X/XX; mod processed in X/XXXX. Last contact was in XX/XXXX, borrower called in for payment/fee inquiry. Loan is current.
REASON FOR DEFAULT: Unknown.
MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX at X% for XX years, modified P&I $XXX, matures/expires XXXX. Deferred balance iao $X of which $X is eligible for forgiveness.
FORECLOSURE: No FC activity found.
BANKRUPTCY: BKXX, filing date not provided. It appears that the case was discharged on X/X/XXXX.
PROPERTY: No property issues found. Property verified as owner occupied in XX/XXXX.

437339408	5/25/2022	4/29/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	FL	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins X/XX/XXXX. Prior loan Mod completed X/XX/XXXX; details of workout not provided. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Borrower hardship noted X/XX/XXXX due to death of parents/funeral costs. X-month FB offered X/XX/XXXX from XX/X/XXXX to X/X/XXXX. Borrower stated XX/X/XXXX wanting to reinstate with restricted escrow funds. Repayment plan cancelled XX/X/XXXX. X-month repayment plan offered X/XX/XXXX from X/XX/XXXX to X/XX/XXXX; amount not provided. FB cancelled X/XX/XXXX; plan not paid. Borrower stated X/XX/XXXX impacted by XXXXX; working less. Reinstatement provided X/XX/XXXX. Borrower discussed escrow shortage X/XX/XXXX. Borrower stated XX/X/XXXX slow at work. Borrower stated X/XX/XXXX though had made payment. Borrower inquired about payment increase X/XX/XXXX. Last contact X/XX/XXXX.

REASON FOR DEFAULT: Family death. Curtailment of income.

MODIFICATION: Per seller data, loan was modified X/XX/XXXX.  Agreement unavailable for review; unable to confirm terms.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Property is owner-occupied. Loss draft claim noted X/XX/XXXX for $XX,XXX.XX due to XXXXX damage; date of loss X/XX/XXXX. Additional claim for $X,XXX confirmed received X/XX/XXXX for roof repairs. Repairs confirmed XXX% completed X/XX/XXXX. All funds confirmed released X/XX/XXXX. Additional claim noted X/X/XXXX for $X,XXX; date of loss X/XX/XXXX due to fire/lightning. Funds endorsed/released to borrower. Unable to determine if repairs were completed.
437339414	5/12/2022	4/12/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	NY	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Borrower reinstated X pmts Aug XXXX and defaulted immediately. Comments begin Sep XXXX, contact first made Nov XXXX and borrower said she was unaware of transfer, hardship due to excessive obligations. Account remained chronic delinquent with broken promises and NSF returns, hardship due to loss of income for self-employed non-obligated spouse because of illness. Borrower completed a repay plan with $XXXX down and $XXXX from May-Nov XXXX and has remained current with no ongoing contact since XX/XX/XXXX phone payment.

REASON FOR DEFAULT: Excessive obligations, income curtailment

MODIFICATION: N/A

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Property is owner occupied.  No property issues noted.

437339423	5/1/2022	4/13/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	NY	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins X/XX/XXXX. Limited contact noted with borrower. Xrd party inquired about status of Mod workout review X/XX/XXXX. Servicer confirmed receipt of borrower financials XX/XX/XXXX, however incomplete. Servicer confirmed complete Mod packet X/XX/XXXX. Mod workout denied X/XX/XXXX and again X/XX/XXXX. Stip to Mod approved X/XX/XXXX; down payment of $XX,XXX and payments of $X,XXX.XX due X/XX/XXXX through XX/X/XXXX. Mod workout approved XX/XX/XXXX. Loan was modified X/XX/XXXX. Borrower inquired XX/X/XXXX how to lower interest rate/refinance. Borrower requested online access XX/XX/XXXX. Borrower stated X/X/XXXX impacted by XXXXX; loss of income; husband lost job. Borrower stated X/XX/XXXX husband ill and had surgery. Borrower inquired X/XX/XXXX about escrow shortage and payment increase. Last X/X/XXXX borrower inquired about insurance.

REASON FOR DEFAULT:  Borrower unemployment.  Borrower illness.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X%, modified P&I $X,XXX.XX, matures XX/X/XXXX.  Deferred balance iao $XXX,XXX.XX which is not eligible for forgiveness.

FORECLOSURE: Loan noted to be in FC prior to stay of BK; referral date unknown.  Loss mitigation hold placed X/XX/XXXX.  XXXXX-XX FC hold placed X/XX/XXXX.  FC action closed/billed after Mod workout booked X/XX/XXXX.

BANKRUPTCY: Loan noted to be in BKXX at start of history; filed X/XX/XXXX. Meeting of creditors held X/XX/XXXX.  POC bar date X/X/XXXX.  Plan confirmation hearing date completed X/XX/XXXX. BKXX discharged X/XX/XXXX.

PROPERTY: Property is owner-occupied. XXXXXdisaster area noted X/XX/XXXX; no indication property was affected.

437339428	6/1/2022	4/25/2022	BK11	XXXXX	XXXXX	Yes	XXXXX	XXXXX	AZ	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Comments begin Sep XXXX. Borrower is deceased since X/XX/XXXX, non-obligated spouse inherited property but does not live in it. She maintained contact throughout XXXX-XXXX delinquency to provide documents and make payment arrangements, no assistance requested or hardship provided. Account remains current since most recent reinstatement Feb XXXX with no ongoing contact since X/XX/XXXX.

REASON FOR DEFAULT: Unknown

MODIFICATION: Per seller loan was modified XX/X/XXXX, copy of BK cramdown is missing.

FORECLOSURE: No FC activity found

BANKRUPTCY: BKXX was filed on unknown date. POC filed X/XX/XXXX iao $XXX,XXX.XX, plan confirmed XX/XX/XXXX with UPB $XXXK over XX years per comments, copy is not in file.  Case was closed but not discharged on XX/XX/XXXX, servicer continues to monitor.

PROPERTY: Property is non-owner occupied.  No property issues noted.

437339429	5/1/2022	4/15/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	OH	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Contact history begins X/XXXX. A X month repayment plan was set up on X/XX/XX, ending X/X/XX; changed to X payments on XX/XX/XX; broken plan on XX/XX/XX. Authorized Xrd party, XXXXX, called on XX/X/XX to confirm payment was received and was advised not yet and that the repayment was cancelled due to payment not received. A new repayment plan was set up on XX/X/XX for X payments, ending X/XX/XX. . XXXXX called on X/XX/XX requesting for the payment to be moved to the following month and was advised repayment plan would break and was advised of reinstatement or applying for a mod. Repayment plan was cancelled on X/XX/XX. Reinstatement funds iao $X,XXX was received on X/XX/XX. Last contact was in X/XXXX, borrower called in for payment inquiry. Loan is current.
REASON FOR DEFAULT: Unemployment, curtailment of income.
MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX at X% for XX years, modified P&I $XXX, matures/expires XXXX. Deferred balance iao $X of which $X is eligible for forgiveness.
FORECLOSURE:  File was in FC  when history began in X/XXXX, referral date not provided. FC stopped on X/XX/XXXX due to reinstatement.
BANKRUPTCY: No BK activity found.
PROPERTY: No property issues found. Property verified as owner occupied in X/XXXX.

437339430	6/1/2022	4/23/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	PA	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicing comments begin X/XX/XXXX. X/X/XXXX borrower returned blind modification offer. Stip plan approved X/XX/XXXX, no down payment and X payments of $XXX.XX starting X/X/XXXX. Plan payments made and modification approved and boarded XX/XX/XXXX. No verbal contact with borrower at anytime. Last contact was making on-line payment on X/XX/XXXX

REASON FOR DEFAULT:   No RFD available.

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX modified balance $XX,XXX.XX at X% for XX years, modified P&I $XXX.XX matures X/X/XXXX. No deferred balance.

FORECLOSURE:   Referred to attorney X/X/XXXX.  Foreclosure closed when modification was boarded.

BANKRUPTCY: No BK activity found.

PROPERTY: Unable to confirm current occupancy. Application shows loan originated as owner occupied refinance.
437339449	5/1/2022	4/7/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	NJ	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Comments begin Sep XXXX. Account was performing prior to request for XXXXX assistance April XXXX due to loss of work as a school bus driver. FB approved April XXXX was extended through Dec XXXX for continued unemployment. Borrower continued to make payments as she was able throughout the plan with U/E benefits and remains current since full reinstatement Mar XXXX. Last contact X/X/XXXX to make payment.

REASON FOR DEFAULT: XXXXX income curtailment

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at initial step rate of X% for first X years of XX year term, modified P&I $XXX.XX, maturity not specified, $X deferred balance.

FORECLOSURE: No FC activity found

BANKRUPTCY: BKX discharged prior to review period, case details unknown.

PROPERTY: Property is owner occupied.  No property issues noted.

437339452	5/1/2022	4/4/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	MI	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicing comments begin XX/X/XXXX. X/XX/XXXX borrower disputing increase in escrow payment. X/XX/XXXX borrower unable to make payment on line due to loan being delinquent and made promise to bring loan current by X/XXXX, loan was not brought current until X/XXXX. XXXXX FB approved. X/XX/XXXX borrower inquiring about XXXXX assistance, still unemployed due to XXXXX. XXXXX FB extended to XX/XXXX. XX/XX/XXXX borrower submitted request for additional assistance on-line and XXXXX FB was extended ending XX/XX/XXXX. Last contact with borrower was X/X/XXXX, making on-line payment. Borrower brought loan current in X/XXXX and has been current since. During delinquency borrower stayed in contact with servicer and utilized XXXXX assistance.

REASON FOR DEFAULT:   X/XX/XXXX borrower ill with XXXXX.  X/X/XXXX borrower unemployed due to XXXXX.

MODIFICATION: HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X% for XX years, modified P&I $XXX.XX, matures X/X/XXXX.  Deferred balance iao $XX,XXX.XXis not eligible for forgiveness.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found.

PROPERTY:   Unable to confirm current occupancy.  Loan originated as owner occupied.

437339453	5/1/2022	4/28/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	VA	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicing comments begin XX/X/XXXX. X/X/XXXX borrower called for loss mitigation options, no RFD or commitment to pay. Incomplete loss mitigation package received X/XX/XXXX. Complete package received X/XX/XXXX. Modification denied X/X/XXXX due to insufficient income, excessive obligation and insufficient down payment. Borrower filed an appeal. Appeal denied. Incomplete loss mitigation package received X/X/XXXX. Complete package received X/X/XXXX. Stip plan approved X/XX/XXXX, down payment of $XX,XXX.XX die X/XX/XXXX and X payments of $X,XXX.XX beginning X/X/XXXX. Plan payments made and modification approved and boarded X/X/XXXX. X/XX/XXXX borrower called questioning balance and payment amount. X/XX/XXXX borrower called to advise payment would be late, RFD husband is diabetic. X/XX/XXXX RFD husband injured and payment would be late. Last contact with the borrower was X/XX/XXXX, making payment.

REASON FOR DEFAULT:   Only RFD has been after the modification, husband is diabetic and also injured.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X%, modified P&I $X,XXX.XX, matures X/X/XXXX.  No deferred balance.

FORECLOSURE: No FC activity found

BANKRUPTCY: BKX discharged.  No reaffirmation.    Unable to determine filing date, case number or discharge date.

PROPERTY:   Unable to confirm current occupancy.   Loan originated as owner occupied.

437339458	6/1/2022	4/25/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	NY	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicing comments begin XX/X/XXXX. Comment on XX/XX/XXXX states loan is litigated, all correspondence needs to be through counsels. Comments reference uncontested foreclosure on more than one occasion, unable to determine basis for litigation and litigation hold was closed X/XX/XXXX, no details provided. Borrower submitted an incomplete loss mitigation package at the foreclosure settlement hearing on XX/XX/XXXX. Borrower never submitted missing documents. Complete loss mitigation package received X/XX/XXXX. Stip plan approved X/XX/XXXX with down payment of $X,XXX.XX and X payments of $X,XXX.XX starting X/X/XXXX. X/XX/XXXX borrower concerned about the amount of the payments. Plan payments made and modification approved and boarded XX/XX/XXXX. Only contact with borrower since modification has been making payments. Last contact X/XX/XXXX, making on-line payment.

REASON FOR DEFAULT:   No RFD provided.

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X%, modified P&I $X,XXX.XX, matures X/X/XXXX.  No deferred balance.

FORECLOSURE: Active foreclosure as of start of comments.  Xnd settlement hearing XX/XX/XXXX.  Foreclosure dismissed when modification boarded.

BANKRUPTCY: BKX discharged.    Unable to determine filing date, case number or discharge date.

PROPERTY:  Unable to confirm current occupancy.  Loan originated as owner occupied.

437339474	6/1/2022	4/26/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	MI	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Borrower completed a trial plan approved by prior servicer that was incorrectly canceled by new servicer after payment was misapplied to another account. Research and resolution delayed mod completion to July XXXX. Default in Aug XXXX due to post-mod escrow increase, cured Nov XXXX. Borrower requested XXXXX assistance April XXXX due to loss of X of X part-time jobs. FB approved April XXXX was extended through Mar XXXX for ongoing unemployment, with borrower making some payments throughout the plan. Borrower returned to work Jan XXXX and has paid timely since deferral, last contact X/XX/XXXX to confirm receipt of Western Union.

REASON FOR DEFAULT: XXXXX income curtailment.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX at X.XXXXX% for XXX months, modified P&I $XXX.XX, matures XX/X/XXXX, $X deferred balance. Balloon payment of $XX,XXX.XX due at maturity.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Property is owner occupied.  No property issues noted.

437339477	5/1/2022	4/1/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	CA	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: First contact with borrower was X/X/XXXX, requesting XXXX. XX/X/XXXX borrower called about insurance, and paying renewal. Last contact was X/XX/XXXX requesting interest paid in XXXX. XXXXXXXXXX

REASON FOR DEFAULT:   No RFD provided.

MODIFICATION: HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XXX%, modified P&I $X,XXX.XX, matures XX/X/XXXX.  No deferred balance.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found.

PROPERTY:   Unable to confirm current occupancy.  Loan originated as owner occupied.

437339485	5/1/2022	4/11/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	TX	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: X/XX/XXXX borrower declined loss mitigation. X/X/XXXX borrower requested escrow account, denied by servicer. Requested again on X/XX/XXXX, and denied. Last contact with borrower was X/XX/XXXX, requesting payoff statement. Borrower unresponsive to most collection efforts, and has hung up on servicer multiple times. Borrower refused any loss mitigation offers.

REASON FOR DEFAULT:   X/X/XXXX RFD was medical expenses.    X/X/XXXX RFD, unemployed due to XXXXX.    Most of the time borrower refused to provide an RFD or stated no reason.

MODIFICATION: N/A

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found.

PROPERTY:   Unable to confirm current occupancy.   Loan originated as owner occupied.

437339486	5/1/2022	4/1/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	MS	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Borrower in BKXX until discharged in X/XXXX. Loan was fully current by XX/XXXX and has remained current. No RFD captured.

REASON FOR DEFAULT:  Unknown

MODIFICATION:  No modification

FORECLOSURE:  No FC activity found

BANKRUPTCY:  Borrower filed BKXX on X/XX/XXXX, discharged X/X/XXXX.

PROPERTY:  Owner occupied. Borrower filed claim for wind damage, DOL X/XX/XXXX. Loss draft amount $X,XXX.XX, servicer monitored repairs to the roof and in X/XXXX repairs confirmed completed. Property in XXXXXdisaster area on X/XX/XXXX and XX/XX/XXXX but no indication property was impacted.

437339488	5/1/2022	4/15/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	NY	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Contact history begins X/XXXX, borrower on a trial plan, completed the plan and received approval for a mod effective XX/X/XX; $XXX,XXX was forgiven.

Borrower called in X/XXXX stating that her work was impacted by the XXXXX and was looking into FB plan. FB plan was approved, ending X/X/XX, appears to have extended to X/XXXX. Borrower stated in X/XXXX that she was not interested in applying for a mod and requested FB extension. Extension was approved ending X/X/XX but plan was deleted due to reinstatement received in X/XXXX. Last contact was in X/XXXX, borrower called in for payment inquiry. Loan is current.

REASON FOR DEFAULT: XXXXX-XX, illness.

MODIFICATION: NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX at X% for XX years, modified P&I $X,XXX, matures/expires XXXX. Deferred balance iao $X of which $X is eligible for forgiveness.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found. Property appears to be owner occupied.

437339490	5/1/2022	4/7/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	AL	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Borrower filed CHXX BK in XXXX and case discharged X/XX/XXXX. RFD at time of filing includes income curtailment due to borrower suffering heart attack as well as divorce/marital difficulties. Loan has been paid as agreed since BK discharge and is current. Servicer has had very limited contact with the borrower due to BK with last contact XX/XX/XXXX regarding payment. NSF noted X/XXXX with borrower making up payment the same month.

REASON FOR DEFAULT: Income curtailment, health issues (heart attack) and marital issues/divorce.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X.XXXXX% for XXX months, modified P&I $XXX.XX, matures/expires X/X/XXXX.  No deferred balance noted.  Initial payment of $XXX.XX due X/X/XXXX.  Balloon due at maturity with no amount provided in mod document.

FORECLOSURE: No FC activity found

BANKRUPTCY: Prior CHXX BK filed X/XX/XXXX and discharged X/XX/XXXX.  POC filed X/X/XXXX with secured amount $XX,XXX.  Plan was XX months paying bi-weekly.

PROPERTY: Unable to verify property occupancy from comments and documents provided. Hazard loss claim for XXXXX noted with DOL X/XX/XXXX. Check for $XXXX.XX endorsed by servicer and sent to borrower. Repair status not provided.
437339499	6/1/2022	4/4/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	TX	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Borrower was rolling XX+ days delinquent in XXXX and XX+ days delinquent in XXXX due to borrower illness and excessive obligations. The borrower was able to bring loan current XX/XXXX and loan has been paid as agreed since that time. Servicer has had limited contact with borrower with last contact XX/X/XXXX regarding hazard loss claim.

REASON FOR DEFAULT: Borrower illness and daughter tuition.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XX% for XXX months, modified P&I $XXX.XX, matures/expires X/X/XXXX.  No deferred balance noted.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Property is owner occupied verified with documents. Recent hazard claim noted: Claim for XXXXX damage, DOL XX/XX/XXXX. Claim check for $X,XXX.XX endorsed by servicer and returned to borrower XX/XX/XXXX. Unable to verify if repairs were made, however, the borrower continues to make timely payments on primaryproperty.
437339504	5/1/2022	4/15/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	NY	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Borrower defaulted immediately after April XXXX modification, borrower unresponsive until Aug XXXX. Hardship due to borrower illness, no application submitted but borrower accepted pre-approved trial iao $XXXX from Dec XXXX-Feb XXXX. Plan payments were made timely but account remained rolling XX-delinquent post-mod after delay in final docs due to service transfer, updated hardship due to unemployment. Borrower disputed delinquency that was due to escrow increase starting Aug XXXX but cured arrears in Oct XXXX and remains current with occasional contact. Last contact X/XX/XXXX for phone payment.

REASON FOR DEFAULT: Borrower illness, Unemployment

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXXX.XX, matures X/X/XXXX. $XX,XXX.XX deferred balance is not eligible for forgiveness. Balloon due at maturity for unspecified amount due to amortization of XX years.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Property is owner occupied. No property issues noted.
437339506	5/1/2022	4/1/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	MA	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer approved a X-month trial mod plan in X/XXXX; borrower accepted. Borrower verified plan status in X/XXXX, and asked about a breach letter received in X/XXXX. Servicer confirmed the trial plan was active. No further contact. Modification was completed in XX/XXXX; borrower has since remained current.

REASON FOR DEFAULT:  Unknown

MODIFICATION: Loan has been modified X times, most recently in XXXX. NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $X,XXX.XX, matures XX/X/XXXX. No deferred amounts noted. Modifications were also completed in XXXX and XXXX.

FORECLOSURE:  Timeline was not provided; loan had been referred prior to XX/XXXX, first legal was not completed due to an AOM delay, case was on a loss mit hold in X/XXXX. Modification was completed in XX/XXXX.

BANKRUPTCY:  Discharged chapter X, details were not provided

PROPERTY: Unknown occupancy. No mention of property condition.

437339512	5/1/2022	4/6/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	AZ	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins X/XX/XXXX. Limited contact noted with borrower. Borrower hardship noted X/XX/XXXX hospitalized for a couple of months and not working. X-month Stip to Mod offered X/XX/XXXX for $X,XXX.XX from XX/X/XXXX to XX/X/XXXX. Borrower stated XX/XX/XXXX received Mod agreement and would be returning. Borrower reviewed the Mod process XX/XX/XXXX. Loan was modified X/XX/XXXX. Servicer confirmed Mod booked with borrower X/XX/XXXX. Borrower inquired X/XX/XXXX about XXXXX assistance; would use XXXk funds to reinstate. X-month special FB offered X/XX/XXXX through X/X/XXXX. Borrower called X/XX/XXXX to cancel payment. Borrower called X/X/XXXX to reinstate. Borrower requested online access XX/XX/XXXX. Borrower called X/X/XXXX to advise changed insurance companies.

REASON FOR DEFAULT: Borrower illness.  Curtailment of income.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X%, modified P&I $X,XXX.XX, matures XX/X/XXXX.  Deferred balance iao $X.XX.

FORECLOSURE: Loan noted to be in FC at start of history; referral date unknown. FC action closed/billed X/X/XXXX due to Mod workout booked.

BANKRUPTCY: No BK activity found.

PROPERTY: Property is owner-occupied. No property damage noted.

437339518	5/5/2022	4/22/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	PA	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Provided history starts in X/XXXX. X/XXXX Borrower is working with loss mit, a stip to mod is approved, no RFD is given. X/XXXX Trial period is completed and final mod is processed. XX/XXXX Borrower declines assistance options and reports they are not affected by XXXXX. Borrower has been cooperative. The most recent contact was on X/XX/XXXX to make a phone payment.

REASON FOR DEFAULT: XX/XXXX Pay cycle.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX at a fixed X%, modified P&I $XXX, matures XX/X/XXXX. Mod does not include any deferred amounts or PRA.

FORECLOSURE: X/XX/XXXX File is referred to FC. Reinstated via a mod in X/XXXX.

BANKRUPTCY: No BK activity found.

PROPERTY: Per seller data original occupancy is primary. No recent notes found specifying current occupancy.

437339524	5/1/2022	4/13/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	NY	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicing comments begin XX/XX/XXXX. Active XXXXX FB as of start of comments, ending XX/X/XXXX. XX/XX/XXXX borrower called and provided an RFD of unemployment due to XXXXX. Borrower able to resume payments, but requested assistance for past due amount. Borrower unable to afford repayment plan and was instructed to complete loss mitigation package. Complete loss mitigation package received XX/X/XXXX. XX/XX/XXXX borrower called for status. XXXXX deferral for XX months approved and boarded X/XX/XXXX. Borrower has been current since. Last contact with borrower was X/XX/XXXX, requesting XXXX.

REASON FOR DEFAULT:   RFD was unemployment due to XXXXX.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $X,XXX.XX, matures X/X/XXXX.  No deferred balance.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found.

PROPERTY:   Unable to confirm current occupancy.  Loan originated as owner occupied.

437339528	5/1/2022	4/18/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	NY	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Contact history begins XX/XXXX, borrower called in to follow up on mod and was advised loan just transferred and pending investor decision. Authorized Xrd party XXXXX also called in to follow up on the mod in XX/XXXX and was advised that the mod docs had not yet been received from the prior servicer. . XXXXX stated on X/XX/XX that the borrower has returned to work and needed assistance with the arrears. XXXXX deferral was approved and processed in X/XXXX for XX payments, with deferred interest totaling $XX,XXX. Last contact was in X/XXXX, . XXXXX wanted to know why the payment increased and was advised that it was due to escrow shortage. Loan is current.
REASON FOR DEFAULT: Curtailment of income due to XXXXX-XX.
MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X% for XX years, modified P&I $X,XXX, matures/expires XXXX. Deferred balance iao $XXX,XXX of which $X is eligible for forgiveness.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: No property issues found. Property verified as owner occupied in X/XXXX.

437339535	5/14/2022	3/31/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	NY	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicing comments begin XX/XX/XXXX. Blind modification sent X/X/XXXX. Borrower returned documents and modification approved and boarded X/XX/XXXX, no stip plan prior to modification. First contact with borrower was X/X/XXXX to discuss payment. X/X/XXXX borrower confirming taxes were paid. Last contact was X/XX/XXXX, making payment on-line.

REASON FOR DEFAULT:   No RFD provided.

MODIFICATION: NON-HAMP, first pay due X/XX/XXXX modified balance $XXX,XXX.XX at X.X% for XX years, modified P&I $XXX.XX, matures/expires X/XX/XXXX.  No deferred balance.

FORECLOSURE: Contested foreclosure as of start of comments in XX/XXXX.    Foreclosure dismissed when modification boarded, appears there was a settlement agreement completed in conjunction with the modification.  Unable to determine any steps of foreclosure or basis for the answer filed and settlement.

BANKRUPTCY: BKX discharged.  Unable to determine filing date, case number or discharge date.

PROPERTY:   Unable to confirm current occupancy.  Loan originated as owner occupied.

437339537	4/20/2022	4/19/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	NY	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Comments begin Jan XXXX with borrower hang up on welcome call. Account remained delinquent post-mod until cured April XXXX, hardship due to XXXXX unemployment in Dec XXXX. Borrower remains current last XX months, last contact X/X/XXXX balance inquiry.

REASON FOR DEFAULT: XXXXX unemployment

MODIFICATION: NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at initial step rate of X.X% for X years, modified P&I $XXX.XX, matures X/XX/XXXX. $XXX,XXX deferred balance is not eligible for forgiveness.

FORECLOSURE: No FC activity found

BANKRUPTCY:  Notes XX/X/XXXX refer to BK filed in XXXX, but do not verify filer, type, or status; docs in file are for prior BKXX filed in XXXX.

PROPERTY: Property is owner occupied.  No property issues noted.

437339541	6/1/2022	4/16/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	NJ	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicing comments begin X/XX/XXXX. Only contact with borrower has been making payments on-line. Last contact X/XX/XXXX, making payment on-line.

REASON FOR DEFAULT:   No RFD available.

MODIFICATION: NON-HAMP STEP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X% for X years, modified IO payment $X,XXX.XX, matures X/X/XXXX.  Deferred balance iao $XXX,XXX.XX is not eligible for forgiveness.   Interest only for X years and then P&I payments.

FORECLOSURE: No FC activity found

BANKRUPTCY: BKX discharged, unable to determine filing date, case number or discharge date.

PROPERTY:   Unable to confirm current occupancy.  Loan originated as owner occupied.

437339561	5/1/2022	4/29/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	NJ	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins X/XXXX when the loan boarded with current servicer. Borrower was on a forbearance plan at the time of service transfer. Deferral completed XX/X/XXXX for XXXXX, due date advanced X months. XXXXX hardship continued in XXXX; borrower requested assistance. Deferral completed X/XXXX, due date advanced X months. Borrower advised that hardship (unknown) was resolved as of X/XXXX. Last contact with borrower X/XX/XXXX updating contact number and submitting payment by phone.

REASON FOR DEFAULT: Unknown

MODIFICATION: STEP NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX at X.X% for X years, modified P&I $X,XXX.XX, maturesXXXX.  Deferred balance iao $XXX,XXX.XX which is not eligible for forgiveness based on borrower performance.

FORECLOSURE: No FC activity found.

BANKRUPTCY: Servicer notes discharged BK XX, no other details provided.  Unable to determine filing date or discharge date. Case number identified on correspondence sent to borrower X/X/XXXX.

PROPERTY: Owner occupied.  No indication of property damage or hazard claim.

437339567	5/1/2022	4/30/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	NY	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins X/XX/XXXX. Prior loan Mod completed X/XX/XXXX; details of workout not provided. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Welcome call completed X/X/XXXX. Borrower called X/XX/XXXX to make payment. Borrower stated X/XX/XXXX employer delayed his check. Borrower stated X/XX/XXXX employed as contractor.

REASON FOR DEFAULT: Curtailment of income.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XXX%, modified P&I $X,XXX.XX, matures X/X/XXXX.  Deferred balance iao $XX,XXX.XX which is not eligible for forgiveness.

FORECLOSURE: No FC activity found.

BANKRUPTCY: Prior BK discharge; details of filing not provided.

PROPERTY: Property is owner-occupied. XXXXXdisaster area noted X/XX/XXXX; no indication property was affected.

437339587	5/1/2022	4/2/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	CA	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicing comments begin X/XX/XXXX. Pay history shows adjustment XX/XX/XXXX, which comments reference as a deferral, but no details X/XX/XXXX borrower able to make payments but needs assistance with delinquency, and requested that loss mitigation application be cancelled. Last contact X/X/XXXX, making on-line payment

REASON FOR DEFAULT:   No RFD provided.

MODIFICATION: HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X% for XX years, modified P&I $XXX.XX, matures X/X/XXXX.  Deferred balance iao $XX,XXX.XX of which $XX,XXX.XX is eligible for forgiveness over X years based on borrower performance.  Loan has been modified at least X times.

FORECLOSURE: No FC activity found

BANKRUPTCY: BKX discharged.   Unable to determine filing date, case number or discharge date.

PROPERTY:   Unable to confirm current occupancy.   Unable to determine occupancy at origination.

437339593	5/1/2022	4/7/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	CA	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Borrower defaulted in X/XXXX; unable to determine whether prior servicer had approved a X-month XXXXX forbearance plan. Servicing notes start in X/XXXX and mention a post-XXXXX script; borrower requested a loss mit application. No further contact. Borrower resumed payments in XX/XXXX, and servicer completed a X-month deferral in XX/XXXX. Borrower has remained current since the deferral.

REASON FOR DEFAULT:  XXXXX impact-details were not provided

MODIFICATION: Loan has been modified X time, in XXXX. NON-HAMP IO ARM, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XX% ARM for X years, modified IO $X,XXX.XX, matures X/X/XXXX.  No deferred amounts noted. IO period expired X/X/XXXX.  Interest rate changes every X months during and post interest only period.

FORECLOSURE:  No FC activity found

BANKRUPTCY:  No BK activity found

PROPERTY: Owner occupied. No mention of property condition.
437339598	5/1/2022	4/13/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	FL	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Contact with borrower in X/XXXX, verifying transfer and wanting to schedule payments. Last contact was in X/XXXX with UXP, advising of receipt of loss draft funds.

REASON FOR DEFAULT: Unknown.

MODIFICATION: Loan has not been modified.

FORECLOSURE: No FC activity in review period.

BANKRUPTCY: No BK activity in review period.

PROPERTY: Loss draft noted in X/XXXX, cause of loss was XXXXX, date of loss X/XX/XXXX, paid iao $XX,XXX. Unknown cause of delay in receiving funds (possible supplement), or extent of damage and repairs. Unable to verify occupancy.

437339600	5/1/2022	3/28/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	TX	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Comments begin Sep XXXX with borrower inquiring about mod payments, was on a trial with prior servicer with required certified funds due to multiple NSFs. Borrower was then unresponsive until request to reinstate a FB Dec XXXX. No loss mitigation was initiated prior to next service transfer Feb XXXX. Borrower fully reinstated XX payments April XXXX, source of funds is not noted. Account remains current with ongoing contact for insurance claim and account inquiries. Last contact X/X/XXXX to confirm the investor or creditor name, servicer advised to send written request.

REASON FOR DEFAULT: Income curtailment

MODIFICATION: N/A

FORECLOSURE: Referred to foreclosure X/XX/XXXX, title is clear, case details unknown. File was closed after reinstatement April XXXX.

BANKRUPTCY: No BK activity found

PROPERTY: Property is owner occupied.  Borrower reported an insurance claim X/XX/XXXX iao $XX,XXX with net proceeds $X,XXX for water damage DOL X/XX/XXXX. Check was endorsed and released XX/X/XXXX, no details provided regarding damages or repairs.

437339608	5/1/2022	4/4/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	CA	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower. Borrower inquired about amount due on statement X/XX/XXXX. No further contact noted.

REASON FOR DEFAULT: Hardship not provided.

MODIFICATION: STEP HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X% for X years, modified P&I X,XXX.XX, matures XX/X/XXXX.  Deferred balance iao $XX,XXX.XX which is not eligible for forgiveness. Balloon iao $XXX,XXX.XX due at maturity.

FORECLOSURE: No FC activity found.

BANKRUPTCY: Prior BKX discharge; details of filing not provided.

PROPERTY: Property is owner-occupied. No property damage noted.

OTHER: Modification shows payment amount of $X,XXX.XX, current P&I is X,XXX.XX. Reduction of payment likely due to prin curtailments made prior to rate adjust, as shown on pay history.
437339612	6/1/2022	4/28/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	IL	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Comments begin Sep XXXX with borrower on a XXXXX FB plan, start and end dates unknown. Borrower requested deferral assistance Nov XXXX, approval date and payment count are unknown. Next contact was X/XX/XXXX to make February XXXX payment. Account remains current last XX months with no ongoing contact since X/XX/XXXX phone payment.

REASON FOR DEFAULT: Unknown

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXX.XX, matures X/X/XXXX. $XXXX.XX deferred balance is not eligible for forgiveness.

FORECLOSURE: Referred to attorney X/XX/XXXX, complaint filed X/XX/XXXX, case was placed on hold Mar XXXX for XXXXX and dismissed Mar XXXX after deferral.

BANKRUPTCY: BKX discharged prior to review period, case details unknown.

PROPERTY: Property is owner occupied.  No property issues noted.

437339615	5/1/2022	4/1/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	TX	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Provided history starts on X/XXXX. X/XXXX Notes reference a repayment plan that was kept. X/XXXX Assistance is requested, another repayment plan is set up. X/XX/XXXX Plan is kept. X/XXXX Notes reference a NSF payment. Borrower has been cooperative with minimal contact. The most recent contact was on X/X/XXXX to make a phone payment.

REASON FOR DEFAULT: X/XXXX Lack of work.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at a fixed X%, modified P&I $XXX, matures X/X/XXXX. Mod does not include any deferred amounts or PRA.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Per seller data original occupancy is unknown. No recent notes found specifying current occupancy.

437339616	5/1/2022	4/2/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	MD	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins X/XX/XXXX. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Borrower stated X/XX/XXXX impacted by XXXXX; husband was of work; daughter had to assist. Servicer notes X/XX/XXXX receipt of borrower financials, however incomplete. Borrower confirmed X/XX/XXXX missing docs requested; again X/X/XXXX. Mod workout approved X/X/XXXX which was booked X/XX/XXXX. Last contact X/X/XXXX to confirm Mod booked.

REASON FOR DEFAULT: Curtailment of income.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XXX%, modified P&I $X,XXX.XX, matures XX/X/XXXX.  Deferred balance iao $X.XX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: BK discharge; details of filing not provided.

PROPERTY: Property is owner-occupied. No property damage noted.

437339619	5/1/2022	3/28/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	NJ	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer unable to reach borrower at beginning of review period and initiated skip trace in XX/XXXX. X/XX/XXXX borrower contact made, borrower made payment and advised of illness. X/X/XXXX borrower called to make payment. Borrower advised they just lost their wife and will try to catch up on payments in August or Sept. Last contact made on X/XX/XXXX when borrower called to advise their niece will be taking care of payment.

REASON FOR DEFAULT: X/XX/XXXX borrower illness.

MODIFICATION: N/A

FORECLOSURE: No FC activity found.

BANKRUPTCY: X/XX/XXXX notes reference discharged BK XX. BK discharge date not found.

PROPERTY: Servicer notes property in XXXXXdisaster for XXXXX Ida on XX/X/XXXX. No damage noted. X/XXXX inspection in servicer file notes property is occupied and notes no damages.

437339621	5/1/2022	4/16/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	GA	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Provided history starts on X/XXXX. Minimal contact with no recent significant activity found. No loss mit activity noted. The most recent contact was on X/XX/XXXX to make a phone payment.

REASON FOR DEFAULT: X/XXXX Curtailment of income. X/XXXX Borrower oversight.

MODIFICATION: STEP HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX initially at X% for X years, modified P&I $XXX, matures X/X/XXXX. Deferred balance IAO $XXX,XXX is not eligible for forgiveness. Mod does not include any PRA.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Per seller data original occupancy is unknown. No recent notes found specifying current occupancy.

437339628	5/1/2022	4/12/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	MI	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Provided history starts on X/XXXX. XX/XXXX Notes reference an inflight mod. X/XXXX After completing a trial period, a final mod is being implemented, no RFD given. Since the mod, the account has been kept current with no significant activity noted. The most recent contact was on X/X/XXXX with loss mit being discussed.

REASON FOR DEFAULT: None provided.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX at a fixed X.XX%, modified P&I $XXX, matures X/X/XXXX. Mod does not include any deferred amounts or PRA.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Per seller data original occupancy is unknown. No recent notes found specifying current occupancy.

437339629	5/1/2022	4/18/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	CA	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower. Welcome call completed X/XX/XXXX. Borrower inquired X/XX/XXXX about disability insurance; confirmed payment. Payment options provided to borrower X/XX/XXXX. Borrower requested payment info X/X/XXXX. Borrower inquired about escrow analysis X/X/XXXX. Borrower inquired about escrow/payment amount X/X/XXXX. Borrower inquired about Mod workout X/XX/XXXX. Borrower inquired about letter received X/XX/XXXX.

REASON FOR DEFAULT: Hardship not provided.

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X.X%, modified P&I $X,XXX.XX, matures XX/X/XXXX.  Deferred balance iao $XX,XXX.XX which is not eligible for forgiveness.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Property is owner-occupied. No property damage noted.

437339636	5/1/2022	3/28/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	KY	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Contact history starts in X/XXXX, contact with borrower limited to phone pays and inquiry about why payment increased (escrows). Last contact was X/XX/XXXX regarding payment.

REASON FOR DEFAULT: N/A

MODIFICATION: Loan has not been modified.

FORECLOSURE: No FC activity.

BANKRUPTCY: No BK activity.

PROPERTY: No indication of any property issues, unknown occupancy.

437339637	5/1/2022	4/18/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	CA	XXXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Comments begin Sep XXXX with borrower calling multiple times for status of mod docs and advised to continue trial payments while mod was finalized. Issue was escalated internally with no action until supervisor review Nov XXXX, mod was denied due to X prior mods of record, no denial letter sent to borrower. Borrower was upset at the delays and was told to file a complaint online. Appeal was denied X/X/XXXX, servicer told her to submit a new application after service transfer. Comments are missing for mod approval prior to transfer, loan boarded with mod terms effective X/X/XXXX.Account remains current post-mod with occasional account inquiries, last contact XX/XX/XXXX with questions about credit reporting.

REASON FOR DEFAULT: XXXXX income curtailment

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XXX% for XX years, modified P&I $XXXX.XX, matures X/X/XXXX, $X deferred balance.

FORECLOSURE: No FC activity found

BANKRUPTCY: BKX was discharged prior to review period, no case details available.

PROPERTY: Property is owner occupied.  No property issues noted.

437337609	5/1/2022	4/29/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	CA	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Borrower approved for stip plan X/XX/XXXX, down payment of $X,XXX.XX due X/XX/XXXX and X payments of $X,XXX.XX beginning X/X/XXXX. Stip plan defaulted XX/X/XXXX due to non-payment. Complete modification package received X/X/XXXX. Stip plan approved X/XX/XXXX, no down payment, X payments of $X,XXX.XX beginning X/X/XXXX. Plan payments made and modification boarded X/XX/XXXX. Last contact was X/XX/XXXX, making payment.
REASON FOR DEFAULT:   RFD on X/XX/XXXX was unemployment.
MODIFICATION: NON-HAMP], first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X%, modified P&I $X,XXX.XX, matures X/X/XXXX.  No deferred balance.
FORECLOSURE: Referred to attorney X/XX/XXXX.   X/XX/XXXX first legal.  Foreclosure dismissed when modification was boarded.
BANKRUPTCY: No BK activity found.
PROPERTY:  Unable to confirm current occupancy.  Loan originated as owner occupied.  No property issues noted.
TITLE ISSUES:  X/XX/XXXX foreclosure attorney identified X super priority city liens.  Unsure if they have been cleared, servicer having trouble getting information due to XXXXX. X/XX/XXXX Not clear which liens were identified in the past, but current search still shows multiple liens open with XXXXX.

437337610	4/1/2022	3/24/2022	DELQ	XXXXX	XXXXX	No	XXXXX	XXXXX	CA	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Borrower requested billing statements in X/XXXX, but servicer declined due to active bankruptcy flag on the account. Borrower applied for mod assistance in X/XXXX; servicer denied retention options in X/XXXX, but modification reviews continued during bankruptcy litigation, and servicer approved a modification in X/XXXX. Per notes, borrower returned from Egypt in XX/XXXX and signed a modification agreement. Borrower requested a billing statement in XX/XXXX, but bankruptcy remained active. Borrower made a phone payment in X/XXXX; no further contact. BK status was removed X/XX/XXXX; notes don't show any phone attempts, but servicer sent a delinquent notice letter X/XX/XXXX.

REASON FOR DEFAULT:  Unknown

MODIFICATION: Loan has been modified X times, most recently in XXXX. NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X.XXX% for XX years, modified P&I $X,XXX.XX, matures X/X/XXXX.  Deferred balance iao $XXX,XXX.XX is not eligible for forgiveness.

FORECLOSURE:  FC timeline was not provided. Loan was in foreclosure with a sale scheduled for X/X/XXXX, but the sale was stayed by as a prior BK case from XXXX was reinstated in X/XXXX. Foreclosure was dismissed XX/X/XXXX after modification was completed.

BANKRUPTCY:  Chapter XX filed XX/XX/XXXX. Plan confirmed XX/XX/XXXX. Servicer was proceeding with foreclosure, reason unknown, but reinstated case in X/XXXX, date unknown. Court order granting motion for referral to modification mediation X/XX/XXXX. Court motion for sanctions for violation of the automatic stay in X/XXXX; case moved to BK litigation status. Parties were working on a resolution stipulation in X/XXXX. Debtor's counsel requested a stipulation to extend a mod mediation period in X/XXXX. A modification was completed in XX/XXXX. Plan confirmed XX/XX/XXXX. Case was discharged X/XX/XXXX, and released from BK status X/XX/XXXX.

PROPERTY: Owner occupied. No mention of property condition.
437337612	5/1/2022	4/29/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	CA	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Borrower submitted a mod application in X/XXXX. Modification was denied in X/XXXX due to insufficient down payment and excessive obligations. Borrower was advised of the appeal period expiration in X/XXXX. Borrower reapplied for assistance, but package was incomplete. Servicer had monthly contact with borrower through XX/XXXX while borrower worked to resolve the missing documents. Another modification was denied in X/XXXX due to excessive obligations. Borrower reapplied again, and servicer approved a X-month trial mod plan in X/XXXX. Borrower made a trial payment by phone in X/XXXX, and finished the plan in XX/XXXX. Mod documents were sent to borrower XX/XX/XXXX, but in X/XXXX borrower said the documents had never been received; borrower continued to make trial payments after plan completion. Borrower confirmed receipt of documents in X/XXXX, and the modification was completed in X/XXXX. Borrower made two separate phone payments in X/XXXX, but gave a promise to pay in X/XXXX and defaulted that month. Borrower declined to provide verbal financials in X/XXXX, but scheduled a phone payment. Monthly contact continued during phone payments; borrower declined payment assistance in XX/XXXX. Last contact was a phone payment in X/XXXX to reinstate the account. Subsequent payments have been made through the website.

REASON FOR DEFAULT:  XXXX: Borrower was caring for her mother and paying her bills; son moved in to assist with mortgage payment. Borrower confirmed no impact from XXXXX in X/XXXX. XXXX: increased cost of groceries and gas due to XXXXX

MODIFICATION: Loan has been modified X times, most recently in XXXX. NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $X,XXX.XX, matures X/X/XXXX. No deferred amounts noted.

FORECLOSURE:  Referred X/X/XXXX. Loss mit hold X/XX/XXXX to X/XX/XXXX. NOD filed (first legal) XX/XX/XXXX. Loss mit hold XX/XX/XXXX to X/XX/XXXX. Pre-sale redemption expired X/XX/XXXX. Service completed X/XX/XXXX by publication. XXXXX moratorium hold from X/XX/XXXX until case was dismissed X/XX/XXXX after modification was completed.

BANKRUPTCY:  No BK activity found

PROPERTY: Owner occupied. No mention of property condition.
437337620	6/1/2022	4/14/2022	BK13	XXXXX	XXXXX	No	XXXXX	XXXXX	CA	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: No borrower contact in review period, loan is in BK.

REASON FOR DEFAULT: Unknown

MODIFICATION: HAMP MOD, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X.XXX%, modified P&I $X,XXX.XX, matures XX/X/XXXX.  No deferred balance.

FORECLOSURE: Referred to FC X/X/XXXX, first legal complete X/XX/XXXX, unsure when judgment step was completed, but sale scheduled for X/X/XXXX, then stayed by BKXX filing.

BANKRUPTCY: BKXX filed XX/XX/XXXX, POC filed X/XX/XXXX, BK remains active.

PROPERTY: Property inspection completed in XXXX indicates subject is occupied by borrower (same last name).

437337624	5/1/2022	4/6/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	MD	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Prior delinquency noted in XXXX/XXXX due to co-borrower health issues and income curtailment. Borrower received a X month XXXXX forbearance effective X/X/XXXX along with an additional X month extension. Servicer then granted a X month repayment plan requiring $XXXX down and monthly payments of $XXXX effective X/X/XXXX. Borrower failed the plan but was able to bring loan current X/XXXX. Loan has been XX days delinquent in the last X months and is presently current. All servicer contact has been with the co-borrower who has been somewhat cooperative but previously threatened to go to Attorney General for perceived servicing issues. Last contact X/XX/XXXX regarding XXXX interest statement.

REASON FOR DEFAULT:  Co-borrower prior health issues and surgeries due to accident and self employed daycare income curtailment from health issues and reduction in child care recipients from XXXXX slowdown.

MODIFICATION: N/A

FORECLOSURE: No FC activity noted

BANKRUPTCY: No BK activity noted

PROPERTY: Unable to verify current occupancy from comments.
437337628	5/1/2022	4/1/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	MD	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Mod review cancelled multiple times due to incomplete package, most recently on XX/XX/XXXX. Last contact XX/XX/XXXX borrower called to know regarding FC postponement, servicer advised that according notes request for postponement went to attorney on XX/XX/XXXX. No other contact noted.

REASON FOR DEFAULT: Marital difficulties.

MODIFICATION:  NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXXXXX.XX at X.XXX%, modified P&I $XXXX.XX, matures/expires XXXX.  No Deferred balance noted.

FORECLOSURE:  FC referred to attorney on XX/XX/XXX. Judgement figures received. Service completed on XX/XX/XXXX. FC was on hold multiple times, last sale date was XX/XX/XXXX. Borrower called on XX/XX/XXXX, stated she was getting funds from her XXXk and from her sister, but she cannot get the funds before sale date XX/XX/XXXX, she was requesting stop FC sale and allow more time for RI. Servicer stated on XX/XX/XXXX received proof of funds. Reinstatement fund received as of XX/XX/XXXX. FC closed XX/XX/XXXX due to loan reinstatement.

BANKRUPTCY: No BK activity found.

PROPERTY: Current occupancy unknown, per seller data owner occupied. Hazard claim noted in XX/XXXX, DOL XX/XX/XXXX, COL water damage, claim amount $X,XXX. Servicer tried to contact borrower multiple times, no response from borrower. XX/XX/XXXX hazard claim closed due to no contact, unable to determine the repairs and inspection were done.
437337630	5/1/2022	4/18/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	GA	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: No contact despite monthly dialer attempts. Co-borrower requested a reinstatement quote in XX/XXXX, and reinstated later that month; source of funds is unknown. Borrower also verified the maturity date, and asked how to lower the term and interest rate; servicer advised borrower to refinance. Borrower gave a promise to pay through the website in X/XXXX; no payments received until X/XXXX. Servicer discussed available loss mitigation options in X/XXXX, but borrower declined. Last contact was a phone payment in X/XXXX.

REASON FOR DEFAULT:  Unknown

MODIFICATION: Loan has been modified X time, in XXXX. STEP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X.XX% for XX years, modified P&I $XXX.XX, matures XX/X/XXXX. No deferred amounts noted.

FORECLOSURE:  FC timeline was not provided. Attorney was working to clear AOM chain in XX/XXXX. XXXXX moratorium hold from X/XX/XXXX to XX/XX/XXXX. Title ordered XX/XX/XXXX. Publication completed (first legal) XX/X/XXXX. Sale was set for X/XXXX, but borrower reinstated in XX/XXXX.

BANKRUPTCY:  Discharged chapter X, details were not provided

PROPERTY: Owner occupied. no mention of property condition.

437337631	5/1/2022	4/29/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	GA	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Borrower made a phone payment in X/XXXX, and accepted a X-month repay plan in X/XXXX; plan terms were not provided. Spouse wanted his name added to the insurance policy in X/XXXX; servicer advised him borrower would need to submit the request. Borrower had also been self-paying on an insurance policy, and requested an LPI refund after providing proof of coverage; the refund was returned to the escrow account, despite a borrower request to apply the refund to late fees. Despite completing the repay plan, borrower was still delinquent in X/XXXX, and thought the repay plan she completed was to repay late fees, not delinquent payments. Borrower continued to have regular contact with servicer through X/XXXX, usually during phone payments. Loan reinstated in X/XXXX. No contact again until X/XXXX, when borrower made a phone payment; notes don't mention a reason for default. Borrower began having sporadic contact again during phone payments, and gave a promise to pay in X/XXXX. NSF payment in X/XXXX. No contact again until borrower asked why servicer wasn't reporting to credit agencies in X/XXXX; lack of reporting was due to a prior bankruptcy. Last contact was in X/XXXX when borrower requested a year-end statement.

REASON FOR DEFAULT:  XXXX: excessive obligations. XXXX: helping daughter financially/paying her rent

MODIFICATION: Loan has been modified X times, most recently in XXXX. NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X% for XX years, modified P&I $XXX.XX, matures XX/X/XXXX.  Deferred balance iao $XX,XXX is not eligible for forgiveness.

FORECLOSURE:  No FC activity found

BANKRUPTCY:  No BK activity found; servicer is not reporting to credit agencies due to a prior bankruptcy, details were not provided

PROPERTY: Unknown occupancy. No mention of property condition.
437337632	6/1/2022	4/26/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	TN	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: No contact until borrower requested mod assistance in X/XXXX. Borrower applied for assistance in X/XXXX, but the package was incomplete. Borrower had monthly contact with servicer while submitting trailing documents, but the mod review was cancelled X/XX/XXXX as the package was incomplete. Servicer marked the package complete on X/XX/XXXX, and approved a X-month trial mod plan in X/XXXX. No contact during the plan, which borrower finished in X/XXXX. Servicer mailed the mod agreement to borrower X/XX/XXXX, but borrower was in the hospital through X/XXXX. Borrower continued to submit trial payments through XX/XXXX, when servicer said further payments would not be accepted without a modification agreement. Borrower returned the mod agreement in XX/XXXX, and the modification was booked that month. Co-borrower requested a payoff quote in X/XXXX, and verified the payment amount in X/XXXX. No further contact.

REASON FOR DEFAULT:  Medical issues

MODIFICATION: Loan has been modified X times, most recently in XXXX. NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XX% for XX years, modified P&I $X,XXX.XX, matures XX/X/XXXX. No deferred amounts noted.

FORECLOSURE:  FC timeline was not provided. BK hold removed X/XX/XXXX, but a XXXXX hold started X/XX/XXXX. A modification was completed in XX/XXXX.

BANKRUPTCY:  Chapter XX filed in XXXX (date unknown). TOC entered on docket X/XX/XXXX. Agreed order granting motion to dismiss entered X/XX/XXXX.

PROPERTY: Owner occupied. No mention of property condition.
437337637	4/12/2022	3/21/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	GA	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Borrower defaulted immediately after Mar XXXX reinstatement and was unresponsive until FC sale was scheduled. Hardship due to long-term unemployment. Account remained delinquent with little contact prior to request for XXXXX assistance Sep XXXX, approved through Nov XXXX. Borrower was unresponsive after expiration until advising April XXXX that she has returned to work but cannot cure arrears. Account is performing since deferral June XXXX, last contact X/XX/XXXX for website assistance.

REASON FOR DEFAULT: Borrower unemployment

MODIFICATION: N/A

FORECLOSURE: Referred to foreclosure X/XX/XXXX, title is clear, sale XX/X/XXXX, cured by reinstatement.

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied.  No property issues noted.

OTHER: Variance of $X,XXX.XX noted between Seller current balance and actual current balance. Variance equivalent to amount deferred in XX/XXXX deferral.

437337640	5/1/2022	4/11/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	NC	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: There is occasional contact throughout bankruptcy for account inquiries, no discussion of hardship or loss mitigation noted. RFD code is excessive obligations. Account remains current since discharge July XXXX, last contact XX`/XX/XXXX to confirm ACH setup.

REASON FOR DEFAULT: Excessive obligations

MODIFICATION: Loan has been modified X times, most recently in XXXX. NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXXX.XX, matures X/X/XXXX, $X deferred balance.

FORECLOSURE: N/A

BANKRUPTCY: BKXX filed on unknown date in XXXX, XX-month plan confirmed X/XX/XXXX. Plan completed and arrears claim was paid in full, case discharged X/X/XXXX.

PROPERTY: Property is owner occupied.  No property issues noted.

437337643	6/1/2022	4/11/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	NC	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Appears active RPP at start of contact history, plan cancelled in XX/XXXX due tX broken plan. XX/XX/XXXX payments was return due to NSF. XX/XX/XXXX borrower stated she wanted to join in lawsuit on XXXXX, no other details provided. Borrower approved for X month RPP plan in XX/XXXX, plan broken in XX/XXXX, cancelled in XX/XXXX. Borrower disputed payments for RPP, was advised they were returned as NSF. Loan reviewed for mod in XX/XXXX, review cancelled in XX/XXXX due to incomplete package received. Loan reviewed for mod in XX/XXXX, approved for STIP mod in XX/XXXX, trial payments completed and final mod completed as of XX/XX/XXXX. Dispute regarding ownership of loan noted in XX/XXXX, notes on XX/XX/XXXX indicate information as noted by credit reporting is accurate, no other details provided. Borrower approved for X month FB in XX/XXXX, from XX/XX/XXXX to XX/XX/XXXX. Borrower requested RPP in XX/XXXX, was approved for X month deferral as of XX/XX/XXXX, due date advanced from XX/XX/XXXX to XX/XX/XXXX. In XX/XXXX, borrower disputed deferred amount on mod, no other details provided. Co-borrower submitted dispute of ownership of loan in XX/XXXX. Last contact on XX/XX/XXXX, co-borrower called in regards to ownership dispute and stated that she's divorced from borrower and has been making payments since XXXX, no other details provided.

REASON FOR DEFAULT: Death in the family member, XXXXX-XX. Marital difficulties.

MODIFICATION: NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X%, modified P&I $XXXX.XX, matures XX/XX/XXXX.  Deferred balance iao $XX,XXX.XX. Missing signatures on application.

FORECLOSURE: FC referred to attorney on XX/XX/XXXX. FC on hold due to AOM and loss mit in XX/XXXX. XX/XX/XXXX FC closed on XX/XX/XXXX due to modification.

BANKRUPTCY: No BK activity found.

PROPERTY: Current occupancy owner occupied. Active hazard claim noted at start of contact history. Claim date, DOL, COL and claim amount not provided. Type of damage noted as roof damage per  XX/XX/XXXX comments. XX% inspection completed as of XX/XX/XXXX. XX/XX/XXXX stated claim was closed on X/XX/XXXX and all funds were disbursed. No information provided regarding final inspection, unable to determine if repairs were completed.

..
437337647	5/1/2022	3/23/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	PA	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Last contact was unknown as the borrower was in Chapter XX Bankruptcy that was discharged and has been current since the discharge.

REASON FOR DEFAULT: The reason for default is unknown with no contact with the borrower and not stated in the notes

MODIFICATION: Loan has been modified most recently in XXXX. STEP/NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X.XX% for X years, modified P&I $XXX.XX, Step X at X.XX% for XX years, modified P&I $X,XXX.XX and matures XX/XX/XXXX.  Deferred balance iao $X.XX.

FORECLOSURE: The loan was in foreclosure and put on hold with the filing of the Bankruptcy.   The judgment had not been filed.

BANKRUPTCY: The borrower was in Chapter XX Bankruptcy when the comments began in XX/XXXX with the filing in XXXX (filing date not found). The discharge filed XX/XX/XXXX.

PROPERTY: No property issues noted.

437337652	5/1/2022	4/28/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	VA	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Borrower in chapter XX until X/XXXX. No loss mit activity in review period. X borrower contacts in review period. Each time the borrower set up a payment. Last contact on XX/XX/XXXX; borrower made a payment over the phone.

REASON FOR DEFAULT: X/XXXX Curtailment of income.  Borrower retired XXXX.  X/XXXX borrower returned back to work but is in and out with Dr. Appointments.

MODIFICATION: N/A

FORECLOSURE: Actual referral date unknown, Referral completed X/XX/XXXX, XXXXX hold placed X/XX/XXXX, first legal and judgment dates not referenced.  Foreclosure closed on X/XX/XXXX.

BANKRUPTCY: Chapter XX filed XX/XX/XXXX.  Discharge noted on X/XX/XXXX.

PROPERTY:  Owner occupied.  No BPO in loan file.  No evidence of property damage in servicing comments.

437337655	5/1/2022	4/29/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	MO	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Prior Mod workout booked XX/X/XXXX; details of workout not provided. Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Borrower hardship noted X/X/XXXX; borrower disputing late fees. X-month FB offered X/XX/XXXX for $X,XXX.XX. Plan broken X/X/XXXX. FB plan reset X/XX/XXXX for $X,XXX.XX; broken X/X/XXXX. Servicer confirmed receipt of borrower financials XX/XX/XXXX for Mod review, however incomplete. X-month FB to RI offered X/X/XXXX. Borrower stated X/XX/XXXX unable to make payments; unemployed. Plan breached X/XX/XXXX. X-month FB to RI offered X/X/XXXX; broken X/XX/XXXX. X-month FB offered XX/XX/XXXX, closed on XX/XX/XXXX with reinstatement. Borrower stated XX/XX/XXXX income reduced due to XXXXX. Borrower stated X/XX/XXXX thinking of selling property. Last contact X/XX/XXXX borrower scheduled payment.

REASON FOR DEFAULT: Divorce. Borrower unemployment.

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XX,XXX.XX at X.XX%, modified P&I $XXX.XX, matures X/X/XXXX.  Deferred balance iao $X.XX.

FORECLOSURE: Loan referred for FC X/XX/XXXX.  Loss mitigation hold placed X/X/XXXX.  XXXXX-XX FC hold placed X/XX/XXXX.  FC action closed/billed X/XX/XXXX due to reinstatement.

BANKRUPTCY: No BK activity found.

PROPERTY: Property is owner-occupied. XXXXXdisaster area noted X/X/XXXX; no indication property was affected.

437337656	5/1/2022	4/30/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	OR	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Contact history begins X/XXXX, borrowers were just approved for mod, effective X/X/XX. Mod was processed in X/XXXX. Borrower stated on X/XX/XX that RFD was due to work was slow. Borrowers fell behind on the loan in XXXX, stated on X/XX/XX that work hours were cut due to the virus. Repayment plan was set up on X/XX/XX for X payments, ending X/X/XX, extended to X/X/XX; completed. Another repayment plan was set up on XX/XX/XX, ending XX/XX/XX; broken plan due to nsf. Co-borrower requested additional assistance on X/XX/XX; deferral was approved and processed in X/XXXX for X payments, with deferred interest totaling $X,XXX. Last contact was on X/XX/XX, borrower scheduled a payment. Loan is current.

REASON FOR DEFAULT: Curtailment of income due to XXXXX-XX, work slow.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X% for XX years, modified P&I $, matures/expires XXXX. Deferred balance iao $X of which $X is eligible for forgiveness.

FORECLOSURE: It appears that file has been referred to FC; referral date not provided. FC stopped in X/XXXX due to modification.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found. Property appears to be owner occupied.

437337660	5/1/2022	4/15/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	PA	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Per starting of contact history loan was in active loss mit, STIP mod approved on XX/XX/XXXX, mod cancelled in XX/XXXX due to failure to make payments. Loan reviewed for mod in XX/XXXX, STIP mod approved in XX/XXXX, trial payments completed and mod completed as of XX/XX/XXXX. No other loss mit activity noted. Last contact XX/XX/XXXX borrowerX called to make a payments $XXXX.XX for April, May and June and late fee.

REASON FOR DEFAULT: Unknown

MODIFICATION: NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X.XX% , modified P&I $X,XXX.XX, matures XX/XX/XXXX. No deferred balance noted. Missing signatures.

FORECLOSURE: FC referred to attorney on XX/XXXX. FC closed on XX/XX/XXXX due to mod approval.

BANKRUPTCY: No BK activity noted.

PROPERTY: Current occupancy owner occupied. No property issues noted.
437337663	6/1/2022	4/30/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	FL	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Prior CHXX BK filed in XXXX and discharged in XXXX. Servicer has had very limited contact with the borrower due to the BK. Last contact with borrower was XX/X/XXXX regarding payment. Borrower has been paid ahead in XXXX once Trustee payments were applied and is current.

REASON FOR DEFAULT: Unknown

MODIFICATION: STEP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for XXX months, modified P&I $XXX.XX, matures/expires X/X/XXXX.  No deferred balance noted. Balloon payment noted upon maturity, however, unable to verify amount.  Mod is amortized over XXX months beginning with the X/X/XXXX payment.

FORECLOSURE: Inactive FC.  FC referred prior to BK filing.  Unable to verify referral date.  FC closed X/XX/XXXX after BK dismissal.

BANKRUPTCY: CHXX BK filed in XXXX. Unable to verify filing date.  Case discharged X/X/XXXX.  Trustee paid plan.

PROPERTY: Unable to verify property occupancy from comments. There are X open water damage claims as of X/XX/XXXX: Claim X: DOL X/XX/XXXX, Loss amount $XX,XXX.XX; Claim X: DOL X/XX/XXXX, Loss amount $XX,XXX.XX. Both checks are being mailed to servicer who needs to endorse.
437337676	9/1/2022	4/21/2022	BK13	XXXXX	XXXXX	No	XXXXX	XXXXX	MD	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: No contact with borrower, active BK.

REASON FOR DEFAULT: Unknown.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X%, modified P&I $XXX.XX, maturity not stated, possibly unchanged.  No deferred balance.

FORECLOSURE: FC stayed by BK filing, referral date unknown.

BANKRUPTCY: BKXX filed in XXXX, dismissed in XX/XXXX. BKXX filed again in X/XXXX, POC filed X/XX/XXXX.

PROPERTY: No indication of property issues, unknown occupancy.

437337682	5/1/2022	4/29/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	MA	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Borrower submitted a loss mit application May XXXX, hardship due to medical issues, financials are not noted. Trial approved with $XXXX down and $XXXX from July-Dec XXXX. Trial was paid timely, borrower defaulted immediately post mod due to unemployment. XXXXX FB approved April was extended through Sep XXXX, borrower continued payments as able but could not fully reinstate. A second FB was approved Mar-May XXXX, application submitted X/XX/XXXX for assistance. Borrower did not resume payments until Jan XXXX and has X NSF returns in the last XX days, last contact X/XX/XXXX to replace NSF.

REASON FOR DEFAULT: Borrower illness & unemployment

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXXX.XX, matures X/X/XXXX, $X deferred balance.

FORECLOSURE: Demand and referral prior to review period, complaint filed X/XX/XXXX, case dismissed after modification.

BANKRUPTCY: No BK activity found

PROPERTY: Property is owner occupied.  No property issues noted.

437337686	5/1/2022	4/13/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	RI	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Last contact XX/XX/XXXX with the borrower asking about the increase in escrow payment due to increase in the property taxes. The borrower call in XX/XXXX to let the servicer know that they were able to resume payments.

REASON FOR DEFAULT:  Reason for default was unemployment.

MODIFICATION: Loan has been modified most recently in XXXX. NON-HAMP, first pay due XX/XX/XXXX, modified balance $XX,XXX.XX at X.XX% for XX years, modified P&I $XXX.XX, matures XX/XX/XXXX.  Deferred balance iao $X.XX

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: The borrower noted mold issues due to water leaks in XX/XXXX with Insurance denying the claim. The borrower was told to have the HOA property manager repair the property. No notes if the mold was remediated or repairs completed.
437337688	5/1/2022	4/7/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	FL	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Loan was modified in XXXX, $XXX,XXX was permanently forgiven. Contact history begins X/XXXX. Borrowers struggle to make the monthly payments on the loan and has failed numerous plan payments as noted on X/XX/XX; plan payment details not provided. Authorized Xrd party, called in on XX/XX/XX stating that the borrowers planned to reinstate the loan by the end of the year and they would have $XK on XX/XX/XX, and was advised that due to broken repayment plan they would need to send the full reinstatement amount. Loan was reinstated in XX/XXXX but borrower fell behind the very next month; co-borrower stated on X/XXXX RFD was due they just reinstated for $XXK and playing catch up. Last contact was in X/XXXX, borrowers declined loss mit assistance. Borrowers made X payments in X/XXXX bringing the loan current.

REASON FOR DEFAULT: Curtailment of income.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X% for XX years, modified P&I $XXX, matures/expires not specified. Deferred balance iao $X.XX of which $X.XX is eligible for forgiveness.

FORECLOSURE: File was referred to FC on XX/XX/XXXX. FC stopped due to reinstatement. Motion to dismiss FC was filed on X/XX/XXXX and granted on X/XX/XXXX.

BANKRUPTCY: No BK activity found.

PROPERTY: Servicing notes in X/XXXX indicates a claim was filed and loss draft funds received, date of loss and cause of loss not provided. Contractors advised on X/XX/XXXX that the roof had been completed for three months. It appears all repairs have been completed. Inspection results received on XX/XX/XXXX came back at XXX%. Final draw payable to borrower and contractor was mailed on XX/XX/XXXX. Property verified as owner occupied in X/XXXX.
437337691	5/1/2022	4/8/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	MI	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Borrower mentioned a hardship in X/XXXX, but didn't request payment assistance. Borrower continued to have monthly contact with servicer, and declined a repay plan in X/XXXX. Borrower asked about an escrow shortage in XX/XXXX, and requested a mod application in X/XXXX. Borrower asked about a payment deferral in X/XXXX, and was advised to apply for assistance. Borrower confirmed intent to retain property in X/XXXX, and submitted a mod application in X/XXXX. Servicer approved a trial mod plan in XX/XXXX, but borrower declined the offer in X/XXXX as he disagreed with the mod terms. Verbal financials taken in X/XXXX showed borrower had insufficient monthly surplus funds for a repay plan. Borrower received approval for $Xk of assistance from a local government agency in X/XXXX; assistance funds were submitted X/XXXX. Borrower requested a repay plan in X/XXXX, and servicer approved an X-month plan in X/XXXX. Borrower finished the plan in XX/XXXX. Last contact was X/X/XXXX when borrower verified a recent escrow analysis.

REASON FOR DEFAULT:  XXXX: Unexpected college expenses for kids, son was arrested, garage repairs (details were not provided). XXXX: car repairs, spouse illness, death in the family, XXXXX impact; borrowers on fixed income

MODIFICATION: Loan has been modified X times, most recently in XXXX. NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX at X% for XX years, modified P&I $XXX.XX, matures X/X/XXXX. No deferred amounts noted.

FORECLOSURE:  No FC activity found

BANKRUPTCY:  Discharged chapter X, details were not provided

PROPERTY: Owner occupied. No mention of property condition.
437337695	5/1/2022	4/4/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	CA	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Notes in X/XXXX mention no communication with borrower since XX/XXXX. No contact until borrower requested a mod application in XX/XXXX; reason for default was no discussed. No application was submitted. Borrower confirmed intent to retain property in X/XXXX. No contact until X/XXXX, when borrower requested another mod application, and wanted to list son as a contributor on the payments. Borrower provide the hardship reason, and said he didn't have a bank account. Borrower submitted a mod application in X/XXXX, and servicer approved a X-month trial mod plan in X/XXXX. Borrower submitted funds of $XXk that month to start the trial plan. Borrower verified the plan due date in X/XXXX, and spouse authorized a third party on the account in X/XXXX. Borrower finished the trial plan, and the modification was completed in XX/XXXX. Borrower asked about insurance payments in X/XXXX. Last contact was X/XX/XXXX when borrower discussed a recent escrow analysis.

REASON FOR DEFAULT:  Spouse had cancer and three major surgeries between XXXX and XXXX, borrower out of work

MODIFICATION: Loan has been modified X times, most recently in XXXX. NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXX.XX, matures XX/X/XXXX. No deferred amounts noted.

FORECLOSURE:  Notes mention an active foreclosure action in XXXX; a timeline was not provided. Modification was completed in XXXX.

BANKRUPTCY:  No BK activity found

PROPERTY: Owner occupied. No mention of property condition.
437337703	6/1/2022	4/27/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	PA	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Contact history begins X/XXXX. Borrower called in X/XXXX for payment inquiry and stated that he wanted to utilize the funds in suspense for April to bring the loan current. Borrower stated in X/X/XX that he was affected by the XXXXX and lost his job and wanted a mod. A X month payment plan was set up on X/XX/XX, ending X/XX/XX. Borrower was also granted a deferral in X/XXXX for XX payments, with deferred interest totaling $X,XXX. Last contact was in X/XXXX, borrower called in for general inquiry.

REASON FOR DEFAULT: Borrower contracted XXXXX-XX, reduction of work hours

MODIFICATION: HAMP, first pay due X/X/XXXX, modified balance $XX,XXX at X.X% for XX years, modified P&I $XXX, matures/expires XXXX. Deferred balance iao $X.XX of which $X.XX is eligible for forgiveness.

FORECLOSURE: It appears that file has been referred to attorney, referral date not provided. File was placed on hold for XXXXX-XX effective X/XX/XXXX. FC stopped in X/XXXX due to deferral brought the loan current.

BANKRUPTCY: It appears that the borrower filed BKXX (filing date not provided) and agreed order default was referred to attorney on X/XX/XXXX. BK was dismissed and file closed on XX/X/XXXX (dismissal date not provided).

PROPERTY: No property issues found. Property verified a owner occupied in X/XXXX.

437337707	5/1/2022	4/27/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	CA	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: First contact with borrower was X/XX/XXXX asking for options. X/XX/XXXX borrower called for options and stated he mailed a mod package, but servicer never received. XX/X/XXXX borrower promised reinstatement, which was received. RFD was child in the hospital for X.X years. Only contact since reinstatement has been making payments, last time was X/XX/XXXX

REASON FOR DEFAULT:   RFD on XX/X/XXXX was child had been in the hospital for X.X years.

MODIFICATION: N/A

FORECLOSURE:   Referred to foreclosure, but no legal action taken due to title issues.  Complaint filed XX/XX/XXXX.  Foreclosure dismissed when borrower reinstated.

BANKRUPTCY:   BK XX, unable to determine filing date.  Dismissed XX/XX/XXXX

PROPERTY:   Unable to confirm current occupancy.  Loan originated as owner occupied.

TITLE ISSUES: Title claim filed as legal description was not attached to the recorded deed. Title company issued a no loss letter on X/XX/XXXX. Foreclosure attorney then identified an additional issue with the legal description and recommended judicial reformation. X/X/XXXX attorney mailed corrective deed to borrower to see if they would execute. Legal description has not been corrected because the foreclosure was dismissed.

437337718	5/1/2022	4/5/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	CT	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Borrower gave a promise to pay in X/XXXX. No contact again until borrower reported a XXXXX hardship in X/XXXX. Servicer approved a X-month forbearance plan. Borrower hardship was ongoing in XX/XXXX; borrower was able to make only one payment, but servicer couldn't accept due to delinquency level. Borrower confirmed she could resume payments in X/XXXX, and applied for payment assistance on the arrears. Servicer completed a XX-month deferral that month as XXXXX assistance. Borrower made a phone payment in X/XXXX, but disputed the loan terms in X/XXXX, stating the rate should have been fixed at X%. Borrower also mentioned a lien that increased her payment, notes don't mention whether lien was an escrow issue. Borrower promised to send updated insurance coverage proof in XX/XXXX. Borrower disputed late fee balance in XX/XXXX. No further contact.

REASON FOR DEFAULT:  XXXX: pay is commission only, borrower is a real estate agent. XXXX: XXXXX impact-borrower not working. XXXX: income curtailment

MODIFICATION: Loan has been modified X times, most recently in XXXX. HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $X,XXX.XX, matures X/X/XXXX.  Deferred balance iao $XX,XXX is not eligible for forgiveness.

FORECLOSURE:  No FC activity

BANKRUPTCY:  No BK activity

PROPERTY: Second home, owner occupied. No mention of property condition.
437337719	5/1/2022	3/10/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	NY	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: X/XX/XXXX borrower called about blind modification solicitation, RFD was unemployment. Wanted to know options and trying to get money from pending settlement. Complete loss mitigation package received XX/XX/XXXX. Stip approved X/XX/XXXX with X payments of $X,XXX.XX starting X/X/XXXX. X/X/XXXX borrower out of work due to XXXXX and requested deferral, which was denied and borrower never made the X/X/XXXX Stip payment and plan was cancelled X/X/XXXX. X/X/XXXX borrower still unemployed due to temporary disability. X/XX/XXXX incomplete loss mitigation package received, complete package received XX/XX/XXXX. Stip plan approved XX/XX/XXXX for X payments of $X,XXX.XX starting XX/X/XXXX, unable to determine down payment. Payments made per plan and loan was modified X/X/XXXX. X/X/XXXX borrower questioning credit reporting. Last contact with borrower was X/XX/XXXX to discuss ACH and EBill

REASON FOR DEFAULT:  RFD was unemployment, both due to XXXXX and disability.

MODIFICATION:  NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X%, modified P&I $XXX.XX, matures X/X/XXXX.  No deferred balance.

FORECLOSURE: Default Judgment of Foreclosure and Sale was submitted to court on X/XX/XXXX, with ruling time of X-X months.  Judgment entered XX/XX/XXXX.   Foreclosure dismissed when modification was boarded.

BANKRUPTCY: No BK activity found

PROPERTY:   Unable to confirm current occupancy.  Originated as a second home.

437337721	6/1/2022	4/28/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	Yes	XXXXX	XXXXX	NY	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Borrower was on a trial mod plan in X/XXXX. Modification was completed in X/XXXX. No contact until borrower made a phone payment in X/XXXX. Borrower mentioned a hardship, but didn't request payment assistance; loan reinstated that month. Borrower verified payment receipt in XX/XXXX, and paid an escrow shortage in XX/XXXX; borrower also notified servicer of co-borrower death. No further contact.

REASON FOR DEFAULT:  XXXX: unknown. XXXX: co-borrower illness, hospital stay. Co-borrower passed away in XX/XXXX

MODIFICATION: Loan has been modified X times, most recently in XXXX. NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $X,XXX.XX, matures X/X/XXXX. No deferred amounts noted.

FORECLOSURE:  Timeline was not provided. Action was closed in X/XXXX after modification was completed.

BANKRUPTCY:  No BK activity found

PROPERTY: Second home, owner occupied. No mention of property condition.
437337729	5/1/2022	4/15/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	FL	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Borrower asked servicer not to contact him in X/XXXX, stating his bankruptcy case was still active. Borrower disputed the corporate advances on the account in X/XXXX, but also requested a repay plan. Servicer approved a repay plan in X/XXXX, but was unable to submit down payment funds. Borrower declined a mod review in X/XXXX, but accepted a XX-month repay plan offer that month. Borrower made most plan payments by phone pay; plan was completed in X/XXXX. Borrower confirmed no need for additional assistance in XX/XXXX. An authorized third party (brother) asked if he could assume the loan in XX/XXXX; servicer declined and advised the third party to refinance. Last contact X/X/XXXX; borrower requested a XX-month pay history.

REASON FOR DEFAULT:  XXXX: unknown. XXXX: XXXXX impact-borrower unemployment. Self employed completing odd jobs. Borrower implied on X/X/XXXX his brother (Daniel Richardson) lived in the property and made the payments.

MODIFICATION: Loan has been modified X time, in XXXX. NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X% for XX years, modified P&I $XXX.XX, matures XX/X/XXXX. No deferred amounts noted.

FORECLOSURE:  No FC activity found

BANKRUPTCY:  Chapter XX filed in XXXX (date unknown). POC filed X/XX/XXXX. Plan confirmed X/XX/XXXX. Dismissed X/X/XXXX.

PROPERTY: Owner occupied. No mention of property condition.
437337732	5/1/2022	4/15/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	NJ	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: XX/XX/XXXX borrower called for options other than modification, was referred to her attorney as active BK. X/XX/XXXX borrower interested in a home equity loan to do repairs and buy a car, referred to attorney as active BK. X/X/XXXX called for XXXX. XX/XX/XXXX discussed loss mitigation options. Last contact with borrower was X/XX/XXXX, making payment.

REASON FOR DEFAULT:   X/XX/XXXX RFD was illness of family member and daughter pregnant.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X%, modified P&I $XXX.XX.  No maturity date quoted.  No deferred balance.

FORECLOSURE: No FC activity found

BANKRUPTCY: BKXX filed X/XX/XXXX.  Plan confirmed X/XX/XXXX.  Dismissed X/X/XXXX.

PROPERTY:   Unable to confirm current occupancy.  Loan originated as owner occupied.

437337735	4/1/2022	3/31/2022	BK13	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	IL	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Borrower filed BKXX in XXXX. Borrower was about XX mos in arrears in X/XXXX when history begins and by X/XXXX borrower is current and paid ahead. BX called X/XX/XXXX to make payment, funds were posted to suspense rather than as a payment, comments don't say why. BK remains active.

REASON FOR DEFAULT:  Unknown

MODIFICATION: NON-HAMP, first pay due X/XX/XXXX, modified balance $XX,XXX at X.XX% for remaining term, modified P&I $XXX.XX, maturity date not specified. No deferred amount.

FORECLOSURE:  No FC activity found

BANKRUPTCY:  Borrower filed BKXX on X/X/XXXX. POC not found in file, two amended POCs filed in XXXX and XXXX to collect additional fees. Motion to Modify Plan was filed X/X/XXXX asking to extend plan to XX months and that default of arrearages be deferred. BK remains active. BKXX filed in XXXX, dismissed X/X/XXXX. BKX filed in XXXX, discharged X/XX/XXXX

PROPERTY:  Owner occupied

437337737	5/1/2022	4/11/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	NJ	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: XX/XXXX Borrower calls in to make arrangements to reinstate, no RFD is given. X/XXXX Borrower reports they have been impacted by XXXXX-XX, a XXXXX repayment plan is accepted. Several FB extension are granted. X/XXXX Borrower is applying for a XXXXX deferral. XX/XXXX Deferral is implemented. Since the deferment the account has been kept current. Borrower has been cooperative with fairly regular communication. The most recent contact was on X/XX/XXXX to make a phone payment.

REASON FOR DEFAULT: X/XXXX Excessive obligations. X/XXXX XXXXX. X/XXXX XXXXX.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at a fixed X%, modified P&I $XXX, maturity left unchanged(XX/X/XXXX). Mod does not include any deferred amounts or PRA.

FORECLOSURE: X/XX/XXXX File is referred to FC, borrower reinstates in XX/XXXX.

BANKRUPTCY: No BK activity found.

PROPERTY: Per seller data original occupancy is primary. No recent notes found specifying current occupancy.

437337758	10/1/2022	4/18/2022	BK13	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	FL	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: BK account. No recent significant activity was found. The most recent contact was on XX/XX/XXXX with hazard premium payment being discussed.

REASON FOR DEFAULT: None provided.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at a fixed X%, modified P&I $XXX, maturity left unchanged(X/X/XXXX). Mod does not include any deferred amounts or PRA.

FORECLOSURE: No FC activity found.

BANKRUPTCY: X BK’s filed in X years, most recent was a BKXX filed in XXXX which remains active (exact filing date not found).

PROPERTY: Per seller data original occupancy is primary. No recent notes found specifying current occupancy.

437337767	5/1/2022	3/29/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	NH	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Servicer notes active review for Mod at start of history; denied X/X/XXXX due to lack of down payment and DTI. Servicer notes X/XX/XXXX borrower has $XXk down payment for workout. Stip to Mod approved X/X/XXXX. Borrower noted to be in hospital XX/X/XXXX. Borrower failed Stip to Mod due to illness from XXXXX. X-month Stip to Mod again approved X/XX/XXXX. Borrower again stated XX/X/XXXX impacted by XXXXX; on short-term disability; last contact. Plan confirmed kept XX/XX/XXXX. Loan was modified X/XX/XXXX.

REASON FOR DEFAULT: Borrower illness.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X%, modified P&I $X,XXX.XX, matures X/X/XXXX.  Deferred balance iao $X.XX.

FORECLOSURE: Loan noted to be in FC prior to stay by BK; referral date unknown.  Loss mitigation hold noted XX/XX/XXXX.  XXXXX-XX FC hold noted X/XX/XXXX.  FC resumption hold placed X/XX/XXXX.   FC action closed/billed after Mod booked X/XX/XXXX.

BANKRUPTCY: Loan noted to be in BKXX at start of history; details of filing not provided.  Motion for relief granted XX/X/XXXX.

PROPERTY: Property is owner-occupied. No property damage noted.

437337768	5/1/2022	4/8/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	GA	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Loan was modified in XXXX, $XX,XXX was permanently forgiven. Contact history begins X/XXXX. Pre-FC loss mit letter was sent on X/XX/XX and XX/XX/XX. Loan was brought current in XX/XXXX but borrower fell behind shortly after. Payment was returned in X/XXXX due to nsf, borrower stated on X/XX/XX that RFD was due to loss of income due to XXXXX and would schedule X payments for September and X payments for October. Repayment plan was set up on XX/XX/XX for X payments, ending XX/XX/XX. Payments returned in XX/XXXX and X/XXXX due to nsf. Notes on X/XX/XX indicate loan was in active FB but provided no details. Last contact was on X/XX/XX, web chat was received, borrower inquired about home equity line of credit and was advised not currently an option but can reach out to local banks or other mortgage servicer. Loan is current.

REASON FOR DEFAULT: Curtailment of income due to XXXXX-XX.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX at X% for XX years, modified P&I $XX,XXX, matures/expires undisclosed. Deferred balance iao $X of which $X is eligible for forgiveness.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found. Property appears to be owner occupied.

437337772	5/1/2022	4/15/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	TX	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins X/X/XXXX. Prior loan Mod completed X/X/XXXX; details of workout not provided. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Borrower requested taxes paid X/XX/XXXX. Borrower requested copy of pay history X/XX/XXXX; believed loan should reflect current. Borrower requested UPB X/XX/XXXX. Borrower called X/X/XXXX to schedule payment. X-month FB offered X/XX/XXXX. Borrower stated hardship X/X/XXXX; FB payment would be late due to funeral costs. Hardship restated X/XX/XXXX due to death of son. Borrower requested payoff XX/XX/XXXX. Borrower requested new escrow refund check X/X/XXXX. Borrower called XX/XX/XXXX to confirm wire payment. Last borrower contact X/XX/XXXX.

REASON FOR DEFAULT: Family death.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X%, modified P&I $XXX.XX, matures XX/X/XXXX.  Deferred balance iao $X.XX. .$XX,XXX.XX permanently forgiven at time of agreement.

FORECLOSURE: Loan noted to be in FC prior to stay of BK; referral date unknown.  XXXXX-XX FC hold placed X/XX/XXXX.  Loss mitigation hold placed X/XX/XXXX.   FC action closed/billed XX/XX/XXXX due to reinstatement.

BANKRUPTCY: Loan noted to be in BKXX at start of history; details of filing not provided.  BKXX discharged X/XX/XXXX.

PROPERTY: Property is owner-occupied. XXXXXdisaster area noted X/XX/XXXX; no indication property was affected.

437337775	5/1/2022	4/8/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	GA	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Borrower scheduled three months of phone payments in X/XXXX. No contact again until borrower reported a XXXXX hardship in X/XXXX. Servicer approved a X-month forbearance plan the following month. Borrower requested a plan extension in X/XXXX; servicer extended plan one month, through X/XXXX. Borrower applied for a XXXXX mod in X/XXXX, but servicer completed a X-month deferral that month. Borrower made phone payments in X/XXXX and XX/XXXX, and requested an extension of the prior forbearance plan in XX/XXXX. Borrower submitted a XXXXX assistance application in X/XXXX. In X/XXXX, servicer approved the plan extension, and made the plan effective from X/XXXX. Borrower requested additional plan extensions, and plan was extended through X/XXXX. Borrower requested additional payment assistance in X/XXXX, but didn't qualify for any forbearance extensions; borrower then requested a deferral, and submitted an assistance package in XX/XXXX. Servicer completed a XX-month deferment in XX/XXXX. Borrower made phone payments in XX/XXXX and X/XXXX; no further contact.

REASON FOR DEFAULT:  XXXX: XXXXX impact-reduced work hours and income

MODIFICATION: Loan has been modified X times, most recently in XXXX. NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXX, matures X/X/XXXX.  No deferred amounts noted.

FORECLOSURE:  No FC activity found

BANKRUPTCY:  No BK activity found

PROPERTY: Owner occupied. No mention of property condition.

437337779	5/1/2022	4/13/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	CA	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins X/X/XXXX. Prior loan Mod completed X/X/XXXX; details of workout not provided. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Servicer noted active repayment plan at start of history; details not provided. Borrower stated X/X/XXXX had medical bills. Servicer advised X/XX/XXXX to apply for Mod or reinstate. X-month repayment plan offered X/X/XXXX. Plan broken X/X/XXXX; paid less than due. Borrower stated X/XX/XXXX taking care of sick wife. Total amount due offered X/XX/XXXX. Borrower called to bring account current X/XX/XXXX. Borrower inquired X/X/XXXX if able to pay with credit card.

REASON FOR DEFAULT: Property damage.  Excessive obligations.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X%, modified P&I $XXX.XX, matures X/X/XXXX.  Deferred balance iao $X.XX.

FORECLOSURE: Loan noted to be in FC at start of history under loss mitigation hold; referral date unknown.   FC action resumed XX/XX/XXXX.   FC action closed/billed XX/XX/XXXX.  Motion do Dismiss granted X/XX/XXXX.

BANKRUPTCY: No BK activity found.

PROPERTY: Property is owner-occupied. XXXXXdisaster area noted XX/XX/XXXX; no indication property was affected.  Borrower stated XX/XX/XXXX had recently suffered roof damage due to snow/storms; paying for repairs. Unable to determine if repairs have been completed.

437337781	5/1/2022	4/15/2022	CURR	XXXXX	XXXXX	Yes	XXXXX	XXXXX	MD	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: X/XX/XXXX RFD husband had heart attack, made X payment and promised X payments in X/XXXX, which was not kept. X/XX/XXXX RFD death in family and made X payment. XX/XX/XXXX RFD was fraud, no details. XX/XX/XXXX RFD identity theft. X/X/XXXX RFD, out of the country. RFD X/X/XXXX, unemployment due to XXXXX, but now back to work and promised to bring loan current by month end, which was not kept. X/X/XXXX RFD reduced income due to XXXXX and requested assistance. X month XXXXX FB approved, ending X/X/XXXX. XX/X/XXXX incomplete loss mitigation package received. Complete package received XX/XX/XXXX and XXXXX FB extended, ending X/X/XXXX. X/X/XXXX borrower ready to resume payments, but needed assistance with delinquency. X/X/XXXX XXXXX deferral for X months approved and boarded X/XX/XXXX. X/XX/XXXX RFD, spouse had XXXXX. X/XX/XXXX RFD spouse died from XXXXX. Second XXXXX deferral for X months approved and boarded XX/XX/XXXX. X/XX/XXXX RFD hours not stable due to XXXXX, which was last contact.

REASON FOR DEFAULT:  Borrower has provided numerous RFDs, identity theft, fraud, out of the country,  spouse had heart attack, unemployed due to XXXXX, death of spouse due to XXXXX and hours cut at work, due to XXXXX

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X%, modified P&I $X,XXX.XX. Maturity date not specified. No deferred balance eligible for forgiveness.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found.

PROPERTY:   Unable to confirm current occupancy.   Loan originated as owner occupied.

437337783	5/1/2022	4/19/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	TN	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Last borrower contact X/XX/XXXX when borrower made a phone payment and provided RFD. Loss Mit options discussed X/XXXX. Borrower stated in XX/XXXX wasn't interested in assistance. Loss Mit options were last discussed X/X/XXXX and borrower still not interested in options available.
REASON FOR DEFAULT: RFD was noted on X/XX/XXXX as co-borrower had a stroke and only X income.
MODIFICATION: NON-HAMP, first pay due X/X/XX, modified balance $XX,XXX at X.X% for XXX months, modified P&I $XXX, maturity date was not provided. No Deferred balance however, debt iao $XX,XXX.XX was permanently forgiven at time of modification.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Current occupancy status was last noted on X/XX/XXXX. Property condition was not provided.
437337786	5/1/2022	4/5/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	MD	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Disbursement stop placed on loan X/XX/XXXX, all disbursements for taxes must be approved by Investor prior to disbursement. Payment dispute in X/XXXX, borrower claims to have sent a MO in X/XXXX iao $XXX that was not applied to the loan and that is the cause of being down a payment, provided receipt of MO to servicer, who advised they did not receive it. Issue has not been discussed again. In X/XXXX, borrower advised they were unemployed due to XXXXX, waiting on unemployment check, placed on special forbearance. Special forbearance extended in X/XXXX and again in X/XXXX, borrower explained they are off work until X/XXXX, borrower has continued to make payments, somewhat inconsistently, while dealing with sporadic bouts of unemployment due to XXXXX. Last contact with borrower was X/XX/XXXX when they called to schedule a payment.

REASON FOR DEFAULT: Income reduction due to illness and XXXXX.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XXat X% until maturity, (which is not stated on the agreement), modified P&I $XXX.XX. No deferred balance. Borrower agreed to terminateMI as part of the mod.

FORECLOSURE: N/A.

BANKRUPTCY: N/A.

PROPERTY: Borrower advised of flood loss occurring from a sewer back up, sump and/septic on X/X/XXXX, claim paid iao $Xk. Multiple requests to borrower to provide insurance estimate and check for endorsement, with no response. Other comments indicate the funds were sent electronically, but do not detail to whom (borrower or servicer). Unknown if funds were ever received, or repairs have been made.

437337793	5/1/2022	4/15/2022	BK13	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	PA	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: No contact with borrower, active BK.

REASON FOR DEFAULT:   No RFD, active BK

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X%, modified P&I $XXX.XX.  No deferred balance.  Maturity date XX/X/XXXX.

FORECLOSURE:   Foreclosure was at sale date when borrower filed BK and was postponed on a XX day basis until XX/XX/XXXX when stay of sale was filed.   Unable to determine filing date of foreclosure.

BANKRUPTCY:   BKXX filed X/X/XXXX.   Borrower filed objection to Proof of claim X/XX/XXXX, appears to relate to escrow deficiency.   Amended POC filed after complete pay history and disbursement records was received, claim amount of $XXX,XXX.XX, with arrears of $XX,XXX.XX  X/XX/XXXX  Borrower filed a consent order which will be stricken without prejudice for failure to comply with judge's updated procedures.  Trustee to file stipulated order modifying plan on or before X/X/XXXX.  Failure to comply will result in a rule to show cause to determine why case should not be converted to BKX.

PROPERTY:   Unable to confirm current occupancy.  Loan originated as owner occupied.    Insurance claim received X/XX/XXXX.  Date of Loss X/X/XXXX for flood damage.   Claim amount of $X,XXX.XX.  Check endorsed and sent to borrower XX/XX/XXXX, no inspection completed.   Unable to determine if repairs have been completed.

437337794	5/1/2022	3/31/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	GA	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Borrower stated X/X/XXXX having financial issues. Borrower requested workout assistance X/XX/XXXX. Special FB offered X/XX/XXXX, however borrower stated interested in pursuing Mod workout. X-month Stip to Mod offered XX/XX/XXXX for $XXX.XX starting X/X/XXXX. Plan confirmed kept X/X/XXXX. Last borrower contact X/X/XXXX advised to continue with Stip payments until Mod approved. Mod workout approved by servicer X/XX/XXXX. Loan was modified X/XX/XXXX.

REASON FOR DEFAULT: Hardship not provided.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X.X%, modified P&I $XXX.XX, matures XX/X/XXXX.  Deferred balance iao $X.XX.

FORECLOSURE: Loan was referred for FC X/XX/XXXX.  XXXXX-XX FC hold placed X/XX/XXXX. FC action closed/billed X/XX/XXXX due to Mod workout booked.

BANKRUPTCY: No BK activity found.

PROPERTY: Property is owner-occupied. No property damage noted.

437337795	5/1/2022	4/12/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	FL	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Borrower accepted a repay plan in X/XXXX, but defaulted on the plan after having NSF payments in XX/XXXX and XX/XXXX. Co-borrower declined a mod review in X/XXXX, as she didn't want payment to increase; she also declined a repay plan as payments were not affordable. Co-borrower asked servicer to accept a short reinstatement in X/XXXX, but servicer approved a repay plan with a large down payment instead. Co-borrower accepted the offer, but defaulted on the plan in X/XXXX. Co-borrower was advised of plan cancellation in X/XXXX, and requested reinstatement quotes in XX/XXXX and XX/XXXX. Co-borrower accepted another X-month repay plan in XX/XXXX, and had monthly contact through plan completion in X/XXXX; loan reinstated. Subsequent payments have been made through the website. Co-borrower disputed bankruptcy filings on the property in X/XXXX; loan was not reporting to credit bureaus. No further contact. Servicer response in XX/XXXX confirmed prior bankruptcies had been filed.

REASON FOR DEFAULT:  XXXX: co-borrower unemployment. XXXX: co-borrower illness, divorce

MODIFICATION: Loan has been modified X time, in XXXX. NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X% for XX years, modified P&I $XXX.XX, matures X/X/XXXX. No deferred amounts noted.

FORECLOSURE:  Referred X/XX/XXXX. XXXXX moratorium hold X/XX/XXXX. Borrower reinstated in X/XXXX.

BANKRUPTCY:  X) Chapter XX filed X/XX/XXXX, plan was never confirmed, dismissed XX/XX/XXXX. X) Chapter X filed X/XX/XXXX, discharged X/XX/XXXX; no mention of reaffirmation.

PROPERTY: Owner occupied. Borrower filed an insurance claim for XXXXX damage on DOL X/XX/XXXX. Funds of $X,XXX.XX were endorsed and released to borrower in X/XXXX for roof repairs. No details provided regarding state of repairs.
437337796	5/1/2022	4/1/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	NY	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins X/XX/XXXX. Prior Mod completed XX/X/XXXX; details of workout not provided. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Borrower hardship noted X/XX/XXXX; missing work X-X days per week since X/XXXX due to illness. X-month repayment offered X/XX/XXXX; broken X/XX/XXXX - not paid. X-month FB offered X/X/XXXX. X-month FB offered X/XX/XXXX; plan cancelled X/XX/XXXX due to non-performance. Loan reinstated X/XX/XXXX. Borrower stated X/XX/XXXX impacted by XXXXX; hours cut. Special FB offered X/X/XXXX. X-month payment deferral completed X/XX/XXXX. X-month special FB offered X/XX/XXXX. Servicer notes X/X/XXXX hardship has been resolved. X-month FB to RI offered X/X/XXXX; plan reset X/XX/XXXX. Borrower inquired X/X/XXXX to remove borrower from loan. Plan cancelled X/X/XXXX. Last contact X/XX/XXXX borrower scheduled payment.

REASON FOR DEFAULT: Borrower illness. Curtailment of income.

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X.X%, modified P&I $X,XXX.XX, matures XX/X/XXXX.  Deferred balance iao $X.XX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Property is owner-occupied. XXXXXdisaster area noted XX/X/XXXX and X/XX/XXXX; no indication property was affected.

437337797	5/1/2022	4/18/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	NJ	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Borrower requested amount due X/XX/XXXX; applying for Mod workout. Servicer confirmed receipt of borrower financials X/XX/XXXX; however incomplete. Mod workout denied XX/XX/XXXX due to insufficient down payment. Servicer approved X-month Stip to Mod X/XX/XXXX. Plan confirmed kept X/XX/XXXX. Loan Mod approved X/XX/XXXX. Loan was modified X/X/XXXX; delay in borrower returning agreement being immune compromised; unable to get notarized. Borrower had questions about Mod XX/XX/XXXX. No recent contact noted.

REASON FOR DEFAULT: Curtailment of income. Borrower illness.

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X.X%, modified P&I $X,XXX.XX, matures X/X/XXXX.  Deferred balance iao $X.XX.

FORECLOSURE: Loan noted to be in FC at start of history; referral date unknown. Complaint filed X/XX/XXXX. Service completed X/XX/XXXX.  Loss mitigation hold placed X/XX/XXXX which was lifted XX/XX/XXXX.  Loss mitigation hold gain placed X/X/XXXX.  XXXXX-XX FC hold placed X/XX/XXXX.  FC action closed/billed due to Mod workout booked X/X/XXXX.

BANKRUPTCY: No BK activity found.

PROPERTY: Property is owner-occupied. XXXXXdisaster area noted XX/XX/XXXX; no indication property was affected.

437337804	5/1/2022	4/19/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	FL	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: No phone contact with any party. Borrower applied for assistance in XX/XXXX during a contested foreclosure action. Servicer approved a X-month trial mod plan in XX/XXXX, but borrower failed to return documents and the offer was closed X/XX/XXXX. Borrower reapplied for assistance in X/XXXX, servicer approved a X-month trial mod plan in X/XXXX. Borrower accepted the offer through his attorney due to active litigation on the account. Borrower finished the trial plan in XX/XXXX, modification was completed in X/XXXX.

REASON FOR DEFAULT:  Unknown

MODIFICATION: Loan has been modified X times, most recently in XXXX. NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $X,XXX.XX, matures XX/X/XXXX. No deferred amounts noted.

FORECLOSURE:  No timeline provided prior to X/XXXX; case was contested. Judgment hearing was scheduled for XX/XX/XXXX; results were not provided, action was proceeding to trial. Loss mit hold XX/XX/XXXX to X/XX/XXXX. XXXXX moratorium hold started X/XX/XXXX. Notes mention an answer filed in X/XXXX; issue was referred to litigation department. Loss mit hold added in X/XXXX. Action was dismissed X/XX/XXXX after modification was completed.

BANKRUPTCY:  No BK activity found

PROPERTY: Owner occupied. No mention of property condition.
437337807	5/1/2022	4/11/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	CA	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: X/XX/XXXX borrower made X payments and promised an additional payment in X/XXXX, which was not kept. No RFD. XX/X/XXXX borrower wanted to pay $X,XXX.XX which servicer refused as insufficient to reinstate. No contact with borrower until XX/XX/XXXX, discussed eligible loss mitigation options. XX/XX/XXXX borrower submitted incomplete loss mitigation package. Borrower called XX/XX/XXXX to advise reinstatement funds had been wired.

REASON FOR DEFAULT:   No RFD provided.

MODIFICATION: Loan has been modified X times, most recently in XXXX. NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X%, modified P&I $X,XXX.XX.   No deferred balance.  Maturity date not specified.

FORECLOSURE:   Referred to foreclosure X/XX/XXXX.  First legal filed X/X/XXXX.  Foreclosure then placed on XXXXX hold and released on X/X/XXXX.   Sale set for XX/X/XXXX.  Foreclosure dismissed when reinstatement funds were received.

BANKRUPTCY:   No evidence of BK.

PROPERTY:   Unable to confirm current occupancy.   Loan originated as owner occupied.

437337809	5/1/2022	4/28/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	DC	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Loan was modified in X/XXXX, $XX,XXX was permanently forgiven. Contact history begins X/XXXX. Borrower called in X/XXXX stating that he had a reduction in income and agreed to a repayment plan for X payments, ending XX/XX/XX; broken plan due to payment returned nsf. Another repayment plan was set up for X payments, effective X/XX/XX, ending XX/XX/XX; broken plan but borrower stated in XX/XXXX that she would reinstate the loan by end of month; loan brought current on XX/XX/XX. Borrower continued to struggle making payments and stated on X/XXX/XX that work hours were cut due to XXXXX-XX. Another repayment plan was added in X/XXXX. Borrower requested FB extension; plan completed X/X/XX. then stated on XX/XX/XX that she was ready to resume payments but needed help with past due amounts. Deferral was approved for X payments and appears to have been processed in XX/XXXX. Last contact was on X/XX/XX, borrower stated that she wants to start making payment and access her account through the website and has not been able to do that. Loan is current.

REASON FOR DEFAULT: Less work hours due to XXXXX-XX, illness, reduction in income.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X% for XX years, modified P&I $XXX, matures/expires undisclosed. Deferred balance iao $X of which $X is eligible for forgiveness.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found. Property appears to be owner occupied.

437337810	5/1/2022	4/27/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	GA	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: XX/XX/XXXX borrower unemployed and advised that she would bring the loan current, promise kept. Borrower struggling to make payments in XXXX and XXXX, when contacted borrower would make and keep promises. RFD was always unemployment, when provided. XX/XX/XXXX borrower back to work and trying to catch up on bills. X/XX/XXXX borrower unemployed due to XXXXX and X children sick with XXXXX. XXXXX FB approved for X months in XX/XXXX, ending X/X/XXXX. Incomplete loss mitigation package received X/XX/XXXX. Complete package received X/XX/XXXX. X month XXXXX deferral approved and boarded X/X/XXXX. X/XX/XXXX borrower called with questions about deferral. X/XX/XXXX borrower called with additional questions about deferral and provided RFD of illness. Last contact with borrower was X/XX/XXXX, making payment.

REASON FOR DEFAULT:   RFD was unemployment and then unemployed and children sick due to XXXXX.  Most recent RFD on X/XX/XXXX was illness.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X%, modified P&I $XX.XX .  No deferred balance.  Maturity date not specified.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found

PROPERTY:   Unable to confirm current occupancy.  Loan was originated as owner occupied.

437337818	5/1/2022	4/13/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	NC	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Loan was modified in X/XXXX, $XX,XXX was permanently forgiven. Contact history begins X/XXXX, payment was returned due to nsf. Borrower's spouse XXXXX called in on X/X/XX wanting to know why her husband was receiving phone calls when payment was already sent and was advised that the payment was reversed and still behind; . XXXXX informed that borrower was overseas in XXXX and gets paid at the end of the month. Payment in X/XXXX also returned due to nsf. . XXXXX stated on XX/XX/XX that the borrower never pays bills on time. Borrower stated on X/XX/XX that he sends money home so that the mortgage payments are made and not sure why payments were not being made on time. Xrd party XXXXX, (being addressed as ex-spouse) called on X/XX/XX to inquire about buying a house and was advised that the servicer does not originate loans. Borrower called in X/XXXX requesting FB stating that he was waiting to be approved for long term disability. FB for X payments was approved ending X/XX/XX; appears to have been extended to X/X/XX. Borrower stated on X/XX/XX that he was still out of work due to a medical issue and still waiting for back pay with mortgage comp. Last contact was on X/X/XX, borrower stated that he just received funds that he'd been waiting for and scheduled a payment to bring the loan current. Five payments were applied in X/XXXX bringing the loan current.
REASON FOR DEFAULT: Illness, borrower has a long term disability, curtailment of income.
MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX at X% for XX years, modified P&I $XXX, matures/expires undisclosed. Deferred balance iao $X of which $X is eligible for forgiveness.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: No property issues found. Property appears to be owner occupied.

437337823	5/1/2022	4/1/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	IL	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Borrower advised X/X/XXXX BK approval need for Mod. Borrower stated X/XX/XXXX does not want to pay attorney fee for Mod approval. Borrower inquired X/XX/XXXX if Mod can be accepted after Mod. Mod booked X/XX/XXXX. Borrower called X/XX/XXXX to discuss pay history; advised unemployed back to work now. Borrower stated X/X/XXXX impacted by XXXXX; tenants not working. Special FB offered X/X/XXXX for X-months; plan extended X/X/XXXX to XX/X/XXXX. Borrower advised XX/X/XXXX plan expired. X-month FB offered XX/XX/XXXX throw X/XX/XXXX. Repayment plan again setup X/XX/XXXX; cancelled X/XX/XXXX. Servicer inquired if interested in deferral X/XX/XXXX. X-month deferral completed X/X/XXXX.

REASON FOR DEFAULT: Borrower unemployment. Curtailment of income.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X%, modified P&I $X,XXX.XX, matures X/X/XXXX.  Deferred balance iao $X.XX.

FORECLOSURE: Loan noted to be in FC prior to BK; stayed by BK.  FC action closed/billed X/XX/XXXX due to Mod workout.

BANKRUPTCY: Loan noted to be in BKX at start of history; details of filing not provided.  Case dismissed X/X/XXXX.

PROPERTY: Property is tenant-occupied.  No property damage noted.

437337825	5/1/2022	4/13/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	RI	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Account is chronic delinquent for the last X years. Borrower made contact for phone payments but declined to discuss loss mitigation until request for XXXXX assistance Mar XXXX due to XXXXX unemployment. FB approved Mar XXXX was extended through Sep XXXX. Borrower continued payments throughout the plan but was unable to cure rarer until Feb XXXX. Account is XxXX in the last XX months due to missed Feb XXXX payment, cured Mar XXXX. Last contact X/XX/XXXX to make payment, hardship due to borrower illness.

REASON FOR DEFAULT: Excessive obligations and XXXXX income curtailment and illness

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at initial step rate of X.XXX% for X years, modified P&I $XXX.XX, matures X/X/XXXX, $X deferred balance.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Property is owner occupied.  No property issues noted.

437337840	5/1/2022	4/15/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	NY	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Borrower was paying under the BK plan with no contact until request for XXXXX assistance Mar XXXX due to income curtailment. FB approved May XXXX was extended through Oct XXXX. Borrower returned to work Nov XXXX and has continued to pay timely with occasional account inquiry, no further hardship is noted. Account is contractually current since Dec XXXX, last borrower contact X/XX/XXXX regarding servicer payment application error, payments reversed and applied to escrow.

REASON FOR DEFAULT: XXXXX income curtailment

MODIFICATION: Loan has been modified X time: HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at initial step rate of X% for X years, modified P&I $XXX.XX, matures X/X/XXXX. $XXX,XXX.XX deferred balance is not eligible for forgiveness.

FORECLOSURE: Contested FC initiated prior to review period was dismissed April XXXX after reinstatement through BK.

BANKRUPTCY: BKXX filed on unknown date in XXXX, plan confirmed XXX/XXXX with arrears estimate of $XX,XXX, proof of claim not provided. Plan was amended Dec XXXX to include post-petition payments April-Nov XXXX. Case was discharged X/XX/XXXX,

PROPERTY: Property is owner occupied.  No property issues noted.

437337845	5/1/2022	4/29/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	NY	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer completed a modification in X/XXXX. Borrower made a phone payment in XX/XXXX, and reinstated the account later that month with another payment. Borrower defaulted in X/XXXX, and stopped paying in X/XXXX due to a XXXXX hardship. Borrower applied for assistance, and servicer approved a X-month forbearance plan. In X/XXXX, servicer extended the plan another two months, as hardship was ongoing. A third extension was approved in XX/XXXX; borrower was unable to apply for a modification as his income was not steady at the time. Servicer approved a Xth plan extension in X/XXXX, and a Xth extension in X/XXXX. Another extension was denied in X/XXXX, as borrower had the maximum plan allowed by investor, XX months between X/XXXX and X/XXXX. Borrower disputed the plan denial, and disputed credit reporting after plan expired. Borrower applied for assistance, and servicer completed a XX-month deferral in XX/XXXX. Borrower gave a promise to pay in XX/XXXX. NSF payments in X/XXXX and X/XXXX were both reinstated in the same month. Last contact was X/XX/XXXX when borrower made a phone payment.

REASON FOR DEFAULT:  XXXX: oversight. XXXX: XXXXX Impact-borrower not working

MODIFICATION: Loan has been modified X times, most recently in XXXX. NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XXX% for XX years, modified P&I $X,XXX.XX, matures X/X/XXXX. No deferred amounts noted.

FORECLOSURE:  Timeline prior to X/XXXX was not provided; action was contested, and in mediation. Action was closed after modification was completed in X/XXXX; MTD filed X/XX/XXXX and granted X/XX/XXXX.

BANKRUPTCY:  No BK activity found

PROPERTY: Owner occupied. No mention of property condition.
437337848	5/1/2022	4/4/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	FL	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Contact history begins in X/XXXX, loan under DIL review, pending lien negotiations. Borrower called in on X/XX/XX to follow up on DIL status and was advised that it was pending payoff from XXXXX but that XXXXX rejected the offer. The investor advised on X/X/XX that they would not consider a DIL for this loan unless the liens were negotiated to XX%. Borrower stated that she was willing to clear the liens to complete the DIL and had vacated the property. Borrower stated in XX/XXXX that he wants to keep the property but wants to submit for short sale offer and not sure why he fell behind then XXXXX hit. It appears that the DIL was declined on XX/X/XX; DIL decline letter. It appears that loss mit review was initiated on XX/XX/XX. Borrower opted out of loss mit options discussion on X/X/XX. Reinstatement quote was requested on X/X/XX. Loan reinstated on X/XX/XX. Last contact was on X/X/XX, borrower's spouse XXXXX called wanting to discuss the reinstatement fund and was advised that the reinstatement received did not cover the late charges.
REASON FOR DEFAULT: Borrower stated that he wasn't sure why he fell behind, then XXXXX hit.
MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X.XXX% for XX years, modified P&I $X,XXX, matures/expires XXXX. Deferred balance iao $X of which $X is eligible for forgiveness.
FORECLOSURE: File was in FC when history began in XXXX, on hold for AOM - investor delay; referral date not provided. Service was completed on X/XX/XXXX. Judgment hearing was scheduled for X/XX/XXXX. FC stopped on X/XX/XXXX due to reinstatement. Motion to dismiss was filed on X/X/XXXX and granted on X/X/XXXX.
BANKRUPTCY: No BK activity found.
PROPERTY: No property issues found. Property verified as owner occupied in X/XXXX.
TITLE ISSUES: Servicing notes dated X/X/XXXX indicates there are two liens on title, a Judgment with XXXXX iao $X,XXX and a Judgment with XXXXX iao $XXK. Current search indicates no open liens.

437337851	5/1/2022	4/1/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	FL	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Prior Mod workout completed X/X/XXXX; details of workout not provided. Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Borrower contacted servicer X/X/XXXX; advised communication needed through counsel due to litigation. Servicer confirmed receipt of Mod workout packet X/X/XXXX. Borrower requested breakdown of payment X/X/XXXX. Borrower disputed reinstatement amount due X/XX/XXXX. Reinstatement funds received XX/XX/XXXX. Borrower requested status of loan XX/X/XXXX. Borrower requested payment breakdown XX/XX/XXXX. Last borrower contact XX/XX/XXXX.

REASON FOR DEFAULT: Hardship not provided.

MODIFICATION: STEP HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X% for X years, modified P&I $XXX.XX, matures X/X/XXXX.  Deferred balance iao $XX,XXX.XX which is not eligible for forgiveness.

FORECLOSURE: Loan noted to be in FC prior to stay by BK; referral date unknown.  FC action resumed X/X/XXXX; contested FC action noted. Mediation hearing completed X/X/XXXX and again XX/XX/XXXX; judge granted motion to remove. XXXXX-XX FC hold placed X/XX/XXXX which was resumed X/XX/XXXX.  FC action closed/billed after reinstatement XX/XX/XXXX.  Motion to Dismiss granted XX/XX/XXXX.

BANKRUPTCY: Loan noted to be in BK at start of history; details of filing not provided.  BK dismissed X/XX/XXXX.

PROPERTY: Property is owner-occupied. No property damage noted.

437337852	5/1/2022	4/5/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	CT	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Borrower claimed in XXXX that hardship was due to originating lender was engaged in illegal banking practices, refinance resulted in another bad loan and prior servicer disappeared on them, with multiple service transfers and no one to help resolve the delinquency until Rushmore. Account was handled by litigation department with no borrower contact until X/XX/XXXX inquiry about amount due. First post-mod check was lost in mail, borrower remained in contact through stop payment and cure and has paid timely last X months. Last contact XX/XX/XXXX to confirm ACH setup.

REASON FOR DEFAULT: Borrower alleges servicer misconduct

MODIFICATION: Loan has been modified X times, most recently in XXXX. NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X% for XX years, modified P&I $XXXX.XX, matures XX//XXXX, $X deferred balance.

FORECLOSURE: Referred to foreclosure Aug XXXX, account due for X/X/XXXX. Foreclosure complaint was filed X/X/XXXX, borrower filed answer and affirmative defenses and case remained in litigation with outside counsel until resolved through settlement and modification Aug XXXX, case details not provided.

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied.  No property issues noted.

437337859	5/1/2022	4/5/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	NY	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Foreclosure at settlement conference as of start of comments which was held X/X/XXXX, borrower had been denied loss mitigation and Judge adjourned conference to X/X/XXXX allowing borrower time to work with servicer. Settlement offer received X/X/XXXX for $XXX,XXX.XX, countered at $XXX,XXX.XX and borrower countered at $XXX,XXX.XX which servicer approved with closing date of X/XX/XXX. X/XX/XXXX borrower asking for XX-XX day extension, father refinancing another property. Settlement did not close. X/X/XXXX investor offered modification to settle litigation. XX/XX/XXXX borrower accepted offer and modification boarded X/XX/XXXX.

REASON FOR DEFAULT:   No RFD available.  No contact with borrower, contested foreclosure.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X% for XX years, modified P&I $X,XXX.XX, matures XX/X/XXXX.  No deferred balance.

FORECLOSURE:   Active contested foreclosure as of the start of the comments on X/X/XXXX.  Foreclosure at settlement conference, held X/X/XXXX, borrower had been denied loss mitigation and Judge adjourned conference to X/X/XXXX allowing borrower time to work with servicer.    Valuation ordered as a result of the X/X/XXXX hearing as borrower to make settlement offer.  X/X/XXXX foreclosure released from settlement conference.  XX/XX/XXXX borrower filed motion to dismiss.   Foreclosure placed on XXXXX hold before ruling on motion to dismiss.   XXXXX hold removed X/XX/XXXX.   Foreclosure dismissed when modification was boarded.

BANKRUPTCY: No BK activity found.

PROPERTY:   Unable to confirm current occupancy.  Loan originated as owner occupied.

437337876	5/1/2022	4/11/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	FL	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Borrower accepted a pre-approved trial mod May-Oct XXXX, paid as agreed. Account has remained chronic delinquent post-mod, hardship due to SS income garnishment in XXXX, borrower illness in XXXX. Borrower maintains contact for payments by phone but declines to discuss loss mitigation, current hardship due to excessive obligations. Account is current since most recent reinstatement Oct XXXX, last contact X/XX/XXXX to make payment.

REASON FOR DEFAULT: XXXX RFD: Income curtailment XXXX RFD: borrower illness.  XXXX RFD:  excessive obligations

MODIFICATION: Loan has been modified X times, most recently in XXXX. NON-HAMP, first pay due XX/X/XXXX, modified balance XXX.XXX$ at X% for XX years, modified P&I $XXX.XX, matures XX/X/XXXX., $XX,XXX.XX deferred balance is not eligible for forgiveness.

FORECLOSURE: FC initiated prior to review period was dismissed after modification, no case details provided.

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied.  No property issues noted.

437337877	5/1/2022	4/10/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	CA	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Borrower struggled to maintain current payments in XXXX due to tenant issues and income curtailment. He filed CHXX BK XX/X/XXXX and case remains active. Borrower received a XXXXXXX forbearance in XXXX which was extended in XXXX for total of XX months. Servicer granted a loan mod effective X/X/XXXX and BK has been recently dismissed. Servicer has had limited contact with the borrower due to the BK with last contact X/XX/XXXX regarding payment.

REASON FOR DEFAULT: Income curtailment and tenant issues

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XXX% for XX years, modified P&I $XXXX.XX, matures/expires X/X/XXXX.  Deferred balance iao $XXX,XXX.XX is not eligible for forgiveness and is a balloon due at maturity.

FORECLOSURE: No FC activity found.

BANKRUPTCY: Prior CHXX BK filed XX/X/XXXX with recent dismissal X/XX/XXXX.  POC filed X/XX/XXXX, secured amount $XXX,XXX.XX.

PROPERTY: Unable to verify property occupancy from comments. No damages noted.
437337881	5/1/2022	4/11/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	NY	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Contact history begins X/XXXX. Mod review was initiated in XX/XXXX. Authorized Xrd party XXXXX from attorney's office called in on XX/XX/XX to follow up on the mod and was advised that it was still being reviewed. Trial plan for X payments was approved in XX/XXXX. Borrower stated on X/XX/XX that due to the XXXXX he would be making the last trial payment on the XXth of June (due on X/X/XX). Loan modified effective X/X/XX; mod processed X/XXXX. Payment scheduled for X/XX/XX was returned due to no account/unable to locate account. Last contact was in X/XXXX, borrower requested payoff; delivered via email. Loan is current.
REASON FOR DEFAULT: XXXXX-XX. Initial RFD not provided.
MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X% for XX years, modified P&I $X,XXX, matures/expires XXXX. Deferred balance iao $XXX,XXX of which $X is eligible for forgiveness.
FORECLOSURE: File was referred to FC on X/XX/XXXX. Service completed on X/XX/XXXX. FC stopped on X/XX/XX due to modification and dismissed on X/XX/XXXX.
BANKRUPTCY: BKX filing on X/XX/XXXX, case discharged X/XX/XXXX.
PROPERTY: No property issues found. Property appears to be owner occupied.

437337883	6/1/2022	4/26/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	LA	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: X/X/XXXX borrower interested in loss mitigation. Incomplete package received XX/XX/XXXX. Complete package received XX/X/XXXX. Stip plan approved X/X/XXXX, no down payment and X payments of $X,XXX.XX starting X/X/XXXX. Stip payments made and modification approved and boarded X/XX/XXXX. Loan has been current since. X/X/XXXX borrower called for status. X/XX/XXXX borrower called to confirm new payment amount. Last contact with borrower was X/XX/XXXX, making on-line payment.

REASON FOR DEFAULT:  No RFD provided.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X%, modified P&I $X,XXX.XX, matures XX/X/XXXX.  No deferred balance.

FORECLOSURE: X/XX/XXXX foreclosure attorney advised that prior actions was deemed abandoned as not action had been taken for an extended period of time.  Recommended filing new action as soon as possible as an abandoned action does not stop the running of statute of limitations.

BANKRUPTCY:   BKXX, unable to determine filing date.   Final Report entered XX/XX/XXXX.  Discharged XX/XX/XXXX.

PROPERTY:   Unable to confirm current occupancy.  Loan originated as owner occupied,

437337887	5/1/2022	3/28/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	NY	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower. Skip trace efforts noted XX/XX/XXXX. Servicer confirmed receipt of borrower financials X/XX/XXXX. Streamline Mod offered XX/X/XXXX. Loan was modified X/X/XXXX. Borrower called X/XX/XXXX to confirm Mod booked.

REASON FOR DEFAULT: Hardship not provided.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X%, modified P&I $XXX.XX, matures XX/X/XXXX.  Deferred balance iao $XX,XXX.XX which is not eligible for forgiveness.

FORECLOSURE: Loan noted to be in FC at start of history; referral date unknown.  Legal notes X/X/XXXX contested FC action; answer filed with affirmative defenses.  Litigation confirmed resolved XX/XX/XXXX. FC action resumed X/XX/XXXX. Referee's oath received X/XX/XXXX; court delay of X-X months to reach decision.  Legal notes X/XX/XXXX XXXX action was dismissed for failure to prosecute; new action to be filed and served within X-months of X/XX/XXXX or it will be barred.  New referral sent XX/XX/XXXX.  Complaint filed XX/XX/XXXX. Contested FC action again noted X/XX/XXXX. FC action closed/billed X/X/XXXX due to Mod booked.

BANKRUPTCY: No BK activity found.

PROPERTY: Property is owner-occupied. Borrower stated XX/XX/XXXX had sewer back-up causing damage; loss amount of $XX,XXX.XX; loss date XX/XX/XXXX.  Funds released X/XX/XXXX.  Unable to confirm repairs completed.

TITLE ISSUES: Title claim filed X/XX/XXXX; details of claim not provided. Title claim acknowledged X/XX/XXXX; title company requested a complete copy of the prior mortgage; missing a page.  Clerks office not open due to XXXXX. Title claim resolved X/XX/XXXX; indemnification letter issued. X/XX/XXXX No open liens on current search.

437337890	4/1/2022	3/10/2022	DELQ	XXXXX	XXXXX	No	XXXXX	XXXXX	NM	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Borrower made phone payments in X/XXXX and X/XXXX. Borrower authorized his wife on the account in XX/XXXX and accepted a X-month repay plan. Borrower defaulted on the plan in X/XXXX, but reinstated the account the following month. Borrower reported a XXXXX hardship in X/XXXX, and servicer approved a X-month forbearance plan. Servicer extended the plan in X/XXXX and in X/XXXX. Borrower was looking for work in XX/XXXX, another plan extension was approved in X/XXXX. Servicer completed a XX-month deferral in X/XXXX after confirming hardship had been resolved. Borrower's daughter made a phone payment in X/XXXX. Borrower promised to pay online in X/XXXX. X NSF payments in early XXXX. Last contact was X/XX/XXXX when spouse reinstated the account. Payment made in X/XXXX was NSF.

REASON FOR DEFAULT:  XXXX: Borrower ill and not working. XXXX: work slow, XXXXX impact-borrower not working. XXXX: family contracted XXXXX

MODIFICATION: Loan has been modified X times, most recently in XXXX. NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XX% for XX years, modified P&I $XXX.XX, matures X/X/XXXX. No deferred amounts noted.

FORECLOSURE:  No FC activity found

BANKRUPTCY:  No BK activity found

PROPERTY: Owner occupied. No mention of property condition. Borrower mentioned roof/water damage in XX/XXXX, and was advised to file an insurance claim. No other details provided, current condition of damages or repairs provided.
437337903	5/1/2022	4/8/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	VA	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Contact history begins X/XXXX, borrower on active repayment plan. Borrower called in X/XXXX to schedule a payment and stated payment was late because she had no internet connection. Repayment plan completed on X/XX/XX. Borrower entered into another repayment plan in X/XXXX, stating she could pay $XK for down payment. Plan was set up for X payments, ending X/XXXX; plan completed. Borrower also completed a X payment repayment plan in X/XX/XX. Repayment plan set up in X/XXXX for X payments ending X/XX/XX was broken. Borrower stated on X/XX/XX that she had to cancel the $XK payment she had scheduled because she had been sick. Borrower stated in X/XXXX she failed on the repayment plan because there was death in the family and her mother was also hospitalized. Last contact was on XX/XX/XX, borrower called in to schedule a payment. Loan was brought current in XX/XXXX.

REASON FOR DEFAULT: Illness, death in the family, curtailment of income.

MODIFICATION: HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X.XX% for X years, modified P&I $X,XXX, matures/expires XXXX. Deferred balance iao $X of which $X is eligible for forgiveness.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Loss draft check iao $X,XXX was received in X/XXXX for damage caused by XXXXX that occurred on X/XX/XXXX. It appears that the repairs were monitored. Initial draw iao $X,XXX was released and mailed on X/XX/XXXX. Inspection results received on X/XX/XXXX came back at XXX% complete. Final draw check iao $X,XXX was mailed on X/XX/XXXX payable to borrower and True Pro Renovations Inc. Property verified as owner occupied in XX/XXXX.
437337905	6/1/2022	4/18/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	NJ	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: X/XX/XXXX borrower advised affected by XXXXX and income has been reduced, no further details. Borrower on XXXXX FB, starting in X/XXXX and kept getting extended until X/XX/XXXX. X/XX/XXXX borrower called to discuss loss mitigation.
REASON FOR DEFAULT:   No RFD available.
MODIFICATION: HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for X years, modified P&I $XXX.XX, matures X/X/XXXX.  Deferred balance iao $XX,XXX.XX is not eligible for forgiveness.
FORECLOSURE:  Active foreclosure prior to borrower filing BKXX.  Motion to dismiss foreclosure filed X/XX/XXXX, loan current and BK discharged.
BANKRUPTCY:  BKXX filed XX/X/XXXX.  X/XX/XXXX Final Cure filed.  Discharged X/X/XXXX.
PROPERTY:   Unable to confirm current occupancy.  Loan originated as owner occupied.

437337908	5/1/2022	4/18/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	NV	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Authorized spouse had questions regarding the mod agreement in XX/XXXX, and was advised to contact borrower's BK attorney. Borrower applied for XXXXX assistance through the website in X/XXXX. Spouse was notified of an approved X-month forbearance plan. Spouse requested a mod application in X/XXXX, and was advised of missing documents from the application in X/XXXX. Modification was denied in X/XXXX for incomplete package. No further contact. Borrower applied for additional XXXXX assistance on the arrears, and servicer approved a modification in X/XXXX; the mod was completed in X/XXXX.

REASON FOR DEFAULT:  XXXX: unknown. XXXX: XXXXX impact-borrower not working

MODIFICATION: Loan has been modified X times, most recently in XXXX. NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X% for XX years, modified P&I $X,XXX.XX, matures X/X/XXXX.  Deferred balance iao $XX,XXX.XX is not eligible for forgiveness.

FORECLOSURE:  Timeline was not provided. Stayed by BK filing. Modification was completed in X/XXXX. Motion to dismiss filed X/XX/XXXX, granted X/XX/XXXX.

BANKRUPTCY:  Chapter XX filed in XXXX (date unknown). Timeline prior to X/XXXX was not provided. Trial modification was approved in X/XXXX. A plan objection hearing in X/XXXX was continued to X/XX/XXXX. Borrower accepted the trial plan in X/XXXX. Modification was sent to borrower's attorney in X/XXXX; court approved the modification X/XX/XXXX. Mod terms were applied to servicer system in X/XXXX. Case dismissed X/XX/XXXX.

PROPERTY: Owner occupied. No mention of property condition.
437337909	5/1/2022	4/20/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	CT	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: X/XX/XXXX borrower having trouble making payment on-line. XX/XX/XXXX borrower called about payment that was not applied, servicer advised in suspense as short $XXX.XX. X/XX/XXXX borrower applied for XXXXX assistance via website. X month XXXXX FB approved. X/XX/XXXX complete loss mitigation package received. X/X/XXXX X month XXXXX FB approved. X/XX/XXXX XXXXX deferral approved for X month and boarded X/XX/XXXX. Last contact with borrower was X/XX/XXXX, making payment.

REASON FOR DEFAULT:   No RFD provided.

MODIFICATION: HAMP  , first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X% for X years, modified P&I $X,XXX.XX, matures X/X/XXXX.  No deferred balance.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found.

PROPERTY:   Unable to confirm current occupancy.  Loan originated as owner occupied.

437337912	5/1/2022	4/14/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	FL	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Borrower's attorney submitted an incomplete mod package in X/XXXX, and servicer approved a X-month trial mod plan in X/XXXX. Mod offer was closed in XX/XXXX, borrower didn't return executed documents or down payment. Servicer approved a new modification offer in X/XXXX and in X/XXXX as part of on-going litigation; no responses from borrower. All open loss mitigation was closed in X/XXXX due to no response from borrower. A new mod offer was sent to borrower's attorney in X/XXXX, and the modification was completed in X/XXXX. Borrower requested website assistance in X/XXXX; NSF payment was reinstated later in the month. No further contact. Subsequent payments have been made through the website.

REASON FOR DEFAULT:  Unknown

MODIFICATION: Loan has been modified X time, in XXXX. NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X% for XX years, modified P&I $X,XXX.XX, matures X/X/XXXX. No deferred amounts noted.

FORECLOSURE:  Timeline prior to X/XXXX not provided; case was contested and in litigation status. Mediation hearing was set for X/XX/XXXX; both parties agreed to negotiate retention options. Loss mit hold X/X/XXXX. Several trial dates were adjourned/postponed to allow for loss mitigation, and then the XXXXX moratorium that started X/XX/XXXX. Contested issue was marked resolved X/XX/XXXX; modification was completed in X/XXXX. Motion to dismiss granted X/X/XXXX.

BANKRUPTCY:  No BK activity found

PROPERTY: Owner occupied. No mention of property condition.
437337915	5/1/2022	4/1/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	MO	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Contact history begins X/XXXX, borrower called stating that he submitted a loss mit application. Borrower was approved for a trial mod in X/XXXX , effective X/X/XX, completed the plan and was approved for a mod but borrower stated on X/XX/XX that his wife was refusing to sign the mod agreement and needed more time for the mod to be executed. Borrower then stated on X/XX/XX that his wife is not on the deed and her income was not used in qualifying for the mod and requested for the docs to be redrawn with only his name on it. Notes in X/XXXX indicates that borrower's spouse XXXXX signed the DOT and required to sign the mod. Borrower stated that his wife cheated on him X years after they were married and it was leading to divorce but she has a large medical bill and he does not want to do anything to jeopardize the home and will fight to keep it. Borrower stated on XX/XX/XX that his wife was in the hospital with XXXXX and could probably sign the mod after she got out of the hospital. Mod was denied in X/XXXX. Borrower entered into another trial plan agreement in X/XXXX, completed the plan and was approved for a mod effective X/X/XX. Last contact was on X/XX/XX, borrower called to discuss insurance policy.
REASON FOR DEFAULT: Illness - spouse contracted XXXXX and was hospitalized, marital difficulties, spouse medical bills.
MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX at X% for XX years, modified P&I $X,XXX, matures/expires XXXX. Deferred balance iao $X of which $X is eligible for forgiveness.
FORECLOSURE: No FC activity found.
BANKRUPTCY: It appears that the borrower filed BKXX, filing date not provided.  MFR was filed and relief was granted. BK file closed on X/X/XXXX.
PROPERTY: No property issues found. Property verified as owner occupied in X/XXXX.

437337916	6/1/2022	2/25/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	SC	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Modifications completed in XXXX and XXXX.Borrower verified the loan status in X/XXXX, and applied for mod assistance in X/XXXX. Servicer approved a X-month trial mod plan in X/XXXX. Borrower had regular contact with servicer during the trial plan, and completed the plan in X/XXXX despite the final payment being late due to XXXXX. Borrower filed bankruptcy in X/XXXX. Final mod agreement was sent to borrower in X/XXXX, but borrower didn't return an executed agreement and the mod review was closed in X/XXXX. Borrower asked for retention options in X/XXXX. Borrower submitted two mod applications during the next several months; both were closed for missing documents. Modification review was denied in XX/XXXX due to a pending foreclosure sale. Servicer offered a XX-month repay plan in XX/XXXX, which borrower declined. Borrower used XXXk funds to reinstate the account in X/XXXX. Last contact was in X/XXXX about loan status; account is paid ahead.

REASON FOR DEFAULT:  XXXX: borrower on disability through XX/XXXX. XXXX: XXXXX impact-borrower not working

MODIFICATION: Loan has been modified X times, most recently in XXXX. EXPIRED IO TEMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X.XX% for X years, modified IO $XXX.XX, expired X/X/XXXX.  Maturity date is XX/X/XXXX which is the date the Note matures. Deferred balance iao $XX,XXX.XX is not eligible for forgiveness.  Note that a modification was sent to the borrower in X/XXXX.  The borrower signed and returned it X months later.  A rejection letter was sent to the borrower on X/XX/XXXX advising that the modification needed to be returned within XX days.

FORECLOSURE:  Timeline was not provided. BK hold removed X/XX/XXXX. Delay for affidavit of debt execution by servicer; a hearing in X/XXXX was postponed due to the missing AOD. Loss mit hold X/XX/XXXX. BK hold X/XX/XXXX. Sale was scheduled for X/X/XXXX, but loss mit hold in XX/XXXX. Repay plan down payment reinstated the account in X/XXXX. Motion to dismiss filed X/X/XXXX, granted X/X/XXXX.

BANKRUPTCY:  X) Chapter filed X/XX/XXXX, dismissed X/XX/XXXX. X) Chapter XX filed in XXXX (date unknown); dismissed X/XX/XXXX.

PROPERTY: Owner occupied. No mention of property condition.
437337919	4/27/2022	4/5/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	NJ	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: X/X/XXXX RFD was not working for over a year, expecting pension in X/XXXX, no commitment to pay. X/XX/XXXX borrower trying to obtain assistance from the state, out of work for X years, and pending workman's comp claim. X/XX/XXXX borrower requested loss mitigation package. X/XX/XXXX borrower received settlement and able to reinstate loan. X/X/XXXX borrower promised to bring loan current, which was kept. No contact with borrower except making payments since X/X/XXXX. Last contact was X/X/XXXX, making payment.

REASON FOR DEFAULT:     XX/X/XXXX borrower unemployed and daughter arrested for using her food card.

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $X,XXX.XX matures XX/XX/XXXX.  Deferred balance iao $XXX,XXX.XX of s not eligible for forgiveness.

FORECLOSURE:   X/X/XXXX referred to attorney.  X/XX/XXXX first legal.  X/XX/XXXX attorney to file documentation as received dismissal warning order on X/XX/XXXX.   Foreclosure dismissed when loan was reinstated later in X/XXXX.

BANKRUPTCY: No BK activity found.

PROPERTY:   Unable to confirm current occupancy.  Loan originated as owner occupied.

437337920	5/28/2022	4/22/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	NY	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Co-borrower applied for mod assistance in XX/XXXX; modification was denied in X/XXXX for incomplete package. Co-borrower reapplied in X/XXXX, and servicer approved a X-month trial mod plan in X/XXXX. Co-borrower made the first two trial payments in X/XXXX. Co-borrower asked servicer to add an insurance line to the escrow account in X/XXXX; service was not able to add the line until the mod was completed. Borrower then requested LPI, but the addition would have increased the monthly payment. Borrower's attorney verified servicer receipt of executed modification in XX/XXXX, and checked the loan status in XX/XXXX. No further contact.

REASON FOR DEFAULT:  Borrowers are divorced. Borrower signed a QCD removing himself from vested interest, co-borrower makes the payments.

MODIFICATION: Loan has been modified X times, in XXXX. NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX at X% for XX years, modified P&I $X,XXX.XX, matures XX/XX/XXXX.  Deferred balance iao $XX,XXX.XX is not eligible for forgiveness.

FORECLOSURE:  Timeline prior to X/XXXX was not provided; file was contested and in active litigation. XXXXX moratorium hold from X/XX/XXXX to X/X/XXXX. Loss mit hold X/X/XXXX. Contested issue marked resolved X/X/XXXX after co-borrower finished a trial mod plan. Modification was completed in XX/XXXX. Motion to dismiss filed X/X/XXXX, granted X/XX/XXXX.

BANKRUPTCY:  No BK activity found

PROPERTY: Owner occupied. No mention of property condition.
437337921	4/22/2022	4/20/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	CT	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Complete loss mitigation package received X/XX/XXXX. Stip plan approved X/X/XXXX, no down payment, X payments of $X,XXX.XX starting X/XX/XXXX. X/XX/XXXX borrower's attorney called about plan. X/XX/XXXX attorney advised borrower accepting plan, but no payments made and plan cancelledXX/X/XXXX. Incomplete loss mitigation package received X/X/XXXX. Complete package received X/XX/XXXX. Stip plan approved X/XX/XXXX, no down payment, X payments of $X,XXX.XX starting X/XX/XXXX. All contact had been with borrower's attorney until X/XX/XXXX when co-borrower called to confirm payment was received. Modification approved and boarded X/XX/XXXX. X/XX/XXXX borrower advised did not receive modification documents until X/XXXX and questioning why first payment was due in X/XXXX. Last contact X/XX/XXXX, making payment on-line.

REASON FOR DEFAULT:  No RFD provided.

MODIFICATION: NON-HAMP, first pay due X/XX/XXXX, modified balance $XXX,XXX.XX at X%, modified P&I $X,XXX.XX, matures X/XX/XXXX.  Deferred balance iao $XXX,XXX.XX is not eligible for forgiveness.

FORECLOSURE:  Active foreclosure as of the start of the comments on X/X/XXXX.  Sale date set for X/XX/XXXX.  Unable to determine foreclosure timeline.    Foreclosure placed on XXXXX hold before new sale date could be set.  Foreclosure dismissed when modification boarded.

BANKRUPTCY: BKX filed X/XX/XXXX to stop foreclosure sale.  Discharged X/XX/XXXX.   No reaffirmation.  Borrower surrendered property.

PROPERTY:   Unable to confirm current occupancy.   Loan originated as owner occupied.

437337929	5/1/2022	4/1/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	NY	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: There is no contact with borrower throughout contested foreclosure action. Borrower accepted a pre-approved trial offer with $XXK down payment and no trial period, no hardship or financials are documented. Borrower has paid timely post-mod with one contact X/XX/XXXX to inquire about escrow increase.

REASON FOR DEFAULT: Unknown

MODIFICATION: Loan has been modified X times, most recently in XXXX. NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX at X% for XX years, modified P&I $XXXX.XX, matures XX/X/XXXX. $XXX,XXX.XX deferred balance is not eligible for forgiveness.

FORECLOSURE: Motion for judgment submitted in contested foreclosure prior to review period was denied Dec XXXX due to insufficient affidavit of service that was included but overlooked, motion to reargue was delayed by XXXXX moratorium, filed X/X/XXXX. Borrower counterclaims were also denied in same ruling. Case was dismissed after modification.

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied.  No property issues noted.

437337933	5/1/2022	4/29/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	GA	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Borrower unresponsive to most collection efforts in XXXX and XXXX, hung up on servicer on more than X occasion. X/XX/XXXX borrower made payment and said funds not received until the end of the month. Last contact with borrower was X/XX/XXXX, making payment,

REASON FOR DEFAULT:   X/XX/XXXX RFD, car repairs.  XX/X/XXXX paying for mother's care.

MODIFICATION: TEMP MOD EXPIRED, first pay due XX/X/XXXX, modified balance $XX,XXX.XX at X.XX% for X years, modified P&I $XXX.XX, expires X/X/XXXX, matures X/X/XXXX.  Deferred balance iao $XX,XXX.XX is not eligible for forgiveness.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found

PROPERTY:   Unable to confirm current occupancy.  Loan originated as owner occupied.

437337937	4/1/2022	3/29/2022	DELQ	XXXXX	XXXXX	No	XXXXX	XXXXX	IA	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Last contact XX/XX/XXXX with an authorized third party calling to check to see if the payments mailed were received. Minimal contact with the borrower calling only when wanting to schedule payments with X or X due. Borrower has never consistently paid as agreed but has reinstated the loan each time prior to foreclosure initiating.

REASON FOR DEFAULT: Last Reason for Default (XX/XX/XXXX) was curtailment of income.

MODIFICATION: Loan Modification is missing.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: No property issues noted.

437337938	5/1/2022	3/8/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	TX	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Last contact XX/XX/XXXX with the borrower confirming receipt of funds. The payments X payments received in XX/XXXX to bring the loan current were paid by the XXXXX and the subsequent X payments were as well. Borrower was seeking assistance in XX/XXXX then was approved for the Texas Relief Program. The borrower retired from his job amid XXXXX concerns and now has retirement income. The borrower also had XXXXX in XX/XXXX that affected his ability to pay for a short time.
REASON FOR DEFAULT: Reason for Default was curtailment of income.
MODIFICATION: Loan has been modified most recently in XXXX. NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X.XX% for XX years, modified P&I $XXX.XX, matures XX/XX/XXXX.  Deferred balance iao $X,XXX.XX of which $X.XX is eligible for forgiveness.
FORECLOSURE: No FC activity found
BANKRUPTCY: No BK activity found
PROPERTY: No property issues noted.

437337948	5/1/2022	4/6/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	FL	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: No borrower contact. The only attempted contact to borrower has been by sending emails and leaving phone messages to borrower's Attorney thru FC litigation process and Loss Mit activity. Contact was made via phone on X/X/XXXX to ATP, contractor who was making repairs on home. Advised Contractor that next disbursement on claim was approved and being sent at this time. Loss Mit Stip to Mod plan offered X/XXXX for X months starting X/X/XXXX and ending X/X/XXXX iao $X,XXX.XX per month. Plan completed and loan modified.

REASON FOR DEFAULT: RFD was never provided.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X.X% for XX years, modified P&I $X,XXX, matures X/X/XXXX. No Deferred balance or debt forgiveness.

FORECLOSURE: Comments started X/XX/XXXX with loan active FC. It was a prior contested FC where borrower filed an Answer X/XX/XXXX and file was in litigation thru X/XX/XXXX when Answer was resolved. Comments on X/XX/XXXX indicated FC was on hold for XXXXX-XX and was working with Litigation rep obtaining missing required Loss Mit documents. Borrower has been unengaged in process. Loan approved for Loss Mit workout X/XX/XXXX. Judgment entered after Hearing on X/X/XXXX and FC sale date set for X/XX/XXXX. Loss Mit work out Mod approved, signed and received by FC attorney XX/XX/XXXX. Motion to Dismiss FC filed X/XX/XXXX and FC closed.

BANKRUPTCY: No BK activity found.

PROPERTY: Current occupancy status was last noted on XX/XX/XXXX as owner occupied. Current property condition was not provided. However, comments started X/X/XXXX showing a prior Insurance claim that was closed in X/XXXX when final payment owed to contractor was disbursed. Final Inspection report received X/X/XXXX and XXX% of the repairs were completed. The total claim amount totaled $XXX,XXX. The details of claim and property damage were not provided.

437337965	4/1/2022	3/31/2022	DELQ	XXXXX	XXXXX	No	XXXXX	XXXXX	DC	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Contact history begins X/XXXX. Borrower called in on X/XX/XX to schedule a payment for May and stated trying to catch up. Payment was returned in X/XXXX but it appears that the borrower was able to replace the payment. Borrower stated on X/XXXX that he would send the payment via Western Union, noting RFD due to finances. Credit reporting dispute was received on XX/X/XX noting after review, credit reporting was accurate. Pre-FC loss mit letter was sent on X/XX/XX and X/XX/XX. Borrower sent a payment in X/XXXX but was returned because it was not enough to reinstate and no active workout. Borrower requested a X month repayment plan in X/XXXX stating that he lost $X,XXX a month in income due to XXXXX. FB was approved for X payments, ending X/X/XX; appears to have extended to XX/X/XX. Mod review was initiated in X/XXXX. Borrower was approved for a mod effective X/X/XX; mod processed in X/XXXX. NSFs were processed in XX/XXXX and X/XXXX. Last contact was on X/XX/XX, borrower scheduled a payment. Loan is currently rolling XX days delinquent.

REASON FOR DEFAULT: Curtailment of income due to XXXXX-XX.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X% for XX years, modified P&I $X,XXX, matures/expires XXXX. Deferred balance iao $X of which $X is eligible for forgiveness.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found. Property appears to be owner occupied.

437337969	5/1/2022	4/5/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	MD	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Account is chronic delinquent for the last X years with occasional contact. Borrower declined to discuss hardship or loss mitigation until request for XXXXX assistance April XXXX due to out of work for a month. FB approved April XXXX was extended multiple times through Sep XXXX due to ongoing unemployment. Borrower made some payments throughout the plan and requested additional forbearance Dec XXXX, denied due to max term reached. Most recent reinstatement posted Feb XXXX, last contact XX/XX/XXXX to confirm due date.

REASON FOR DEFAULT: Income curtailment

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXXX.XX, matures X/X/XXXX, $X deferred balance.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Property is non-owner occupied.  No property issues noted.

437337970	5/1/2022	4/19/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	GA	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Account was a performing BK through discharge. There is no borrower contact during review period except for X inbound calls Nov & Dec XXXX to confirm payment receipt. No hardship provided for XxXX delinquency in Jan XXXX, cured in Feb XXXX. Last contact XX/XX/XXXX.

REASON FOR DEFAULT: Unknown

MODIFICATION: Loan has been modified X time: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X% for XX years, modified P&I $XXX.XX, matures X/X/XXXX, $X deferred balance.

FORECLOSURE: N/A

BANKRUPTCY: BKXX filed X/XX/XXXX was discharged X/XX/XXXX, arrears claim paid in full and account confirmed contractually current, post-BK audit completed Sep XXXX. .

PROPERTY: Property is owner occupied.  No property issues noted.

437337976	5/1/2022	4/13/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	NJ	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins X/XX/XXXX. Prior loan Mod completed XX/X/XXXX; details of workout not provided. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Borrower stated XX/X/XXXX had excessive expenses. Borrower stated XX/XX/XXXX had car repairs; servicer offered X-month FB to RI. Plan broken XX/XX/XXXX. Borrower stated X/X/XXXX many bills paid. X-month FB to RI offered X/XX/XXXX; plan confirmed kept XX/X/XXXX. Servicer opened review for workout XX/XX/XXXX. X-month special repayment offered X/X/XXXX. Borrower stated X/X/XXXX able to resume payments. Last borrower contact X/XX/XXXX confirming receipt of workout packet. XX-month payment deferral completed X/X/XXXX.

REASON FOR DEFAULT: Excessive obligations.

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X.XXX%, modified P&I $XXX.XX, matures XX/X/XXXX.  Deferred balance iao $X,XXX.XX which is not eligible for forgiveness.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Property is owner-occupied. XXXXXdisaster area noted X/XX/XXXX and XX/XX/XXXX; no indication property was affected.

437337982	5/1/2022	4/1/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	CT	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Modification in X/XXXX. Borrower gave a promise to pay in X/XXXX, and confirmed hardship was temporary. Borrower was unable to reinstate arrears, and in X/XXXX requested a mod application. Borrower was unable to afford a repay plan offered in XX/XXXX. Co-borrower returned to work in XX/XXXX and applied for payment assistance. Servicer approved a X-month trial mod plan in X/XXXX, and co-borrower verified plan status in X/XXXX. Modification was completed in X/XXXX. No further contact. Subsequent payments have been made through the website. Borrower had one XX-day delinquency in X/XXXX that was resolved with a double payment the following month.
REASON FOR DEFAULT:  XXXX: Co-borrower illness/hospital stay/unemployment due to illness, borrower unemployment
MODIFICATION: Loan has been modified X times, most recently in XXXX. NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $X,XXX.XX, matures X/X/XXXX. No deferred amounts noted.
FORECLOSURE:  Referred X/XX/XXXX. Loss mit hold X/XX/XXXX
BANKRUPTCY:  No BK activity found
PROPERTY: Unknown occupancy. No mention of property condition.
437337983	5/1/2022	4/1/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	Yes	XXXXX	XXXXX	MA	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Borrower requested a mod application in X/XXXX, but servicer declined due to a pending foreclosure sale less than XX days away. Borrower requested help filling out the mod application in X/XXXX, and submitted an incomplete application in X/XXXX. Mod review was closed in XX/XXXX for missing documents. Borrower reapplied for assistance, and servicer approved a X-month trial mod plan in X/XXXX. Borrower declined the mod offer in X/XXXX as not affordable. Borrower was looking into government assistance in X/XXXX, and authorized a third party on the account in XX/XXXX. Borrower mentioned a XXXXX hardship in XX/XXXX, and servicer approved a X-month forbearance plan. Co-borrower asked about an escrow shortage in X/XXXX and notified servicer of borrower death. Co-borrower asked for additional assistance, and servicer approved a second forbearance plan. Co-borrower applied for mod assistance in X/XXXX, and servicer approved a X-month trial mod plan. Co-borrower finished the plan, but mod documents were rejected for a notary error in XX/XXXX. Modification was completed in X/XXXX. Last contact was a phone payment in X/XXXX.

REASON FOR DEFAULT:  XXXX: unknown. XXXX: XXXXX impact-borrower not working since XX/XXXX, loss of income and increased expenses. XXXX: borrower death

MODIFICATION: Loan has been modified X times, most recently in XXXX. NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $X,XXX.XX, matures XX/X/XXXX.  Deferred balance iao $XXX,XXX.XX is not eligible for forgiveness. Modifications were also completed in XXXX and XXXX.

FORECLOSURE:  Timeline prior to X/XXXX was not provided, sale was scheduled for X/X/XXXX. BK stay X/X/XXXX to XX/XXXX. XXXXX moratorium hold X/XX/XXXX.  Loss mit hold X/X/XXXX.

BANKRUPTCY:  Chapter XX filed X/X/XXXX, POC filed X/XX/XXXX; relief effective XX/XX/XXXX, dismissed X/XX/XXXX.

PROPERTY: Unknown occupancy. No mention of property condition.

OTHER: Partial claim was completed in XXXX; subject has a silent second lien for $XX,XXX.XX
437337989	5/1/2022	4/4/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	MD	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: X/XXXX Borrower accepts a blind mod, a trial period is started. X/XXXX Final mod is completed, no RFD is given. X/XXXX Borrower is making payment arrangements, they have been affected by XXXXX-XX but do not qualify for assistance. Pay history shows account was brought current without assistance in X/XXXX. No other significant activity was found. No recent loss mit activity noted. The most recent contact was on X/XX/XXXX to make a phone payment.

REASON FOR DEFAULT: X/XXXX XXXXX-XX.

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX at a fixed X.XX%, modified P&I $X,XXX, matures XX/X/XXXX. Deferred balance IAO $XX,XXX is not eligible for forgiveness. Mod does not include any PRA.

FORECLOSURE: Account is in FC when the history starts in X/XXXX with a loss mit hold active. Reinstated via a mod in X/XXXX.

BANKRUPTCY: No BK activity found.

PROPERTY: Per seller data original occupancy is unknown. No recent notes found specifying current occupancy.

437338004	6/1/2022	4/26/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	OH	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Limited contact with borrower, who had an active BK until X/XXXX. In X/XXXX, borrower called into ask what to expect as the BK plan comes to an end, advised of timeframe for discharge and close, and to make sure all payments are made. Last contact with borrower was on X/XX/XXXX, they called to request statements be sent to updated mailing address (property address).

REASON FOR DEFAULT: Not provided.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X.XXX%, modified P&I $XXX.XX, matures X/X/XXXX.  Deferred balance iao $XX,XXX.XX which is not eligible for forgiveness.

FORECLOSURE: N/A

BANKRUPTCY: BKXX filed X/X/XXXX, NOFC entered XX/XX/XXXX, BK discharged X/XX/XXXX, BK closed X/XX/XXXX.

PROPERTY: No indication of property damage, subject appears to be occupied by borrower.

437338010	6/1/2022	4/29/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	MD	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Borrower was unresponsive after Sep XXXX default until request for amount due XX/XX/XXXX, hardship due to separation, care for ill mother, and excessive obligations. Promise was kept to reinstate in Dec XXXX. Borrower requested XXXXX assistance April XXXX due to income curtailment, FB approved May XXXX, borrower requested extension after deferral Sep XXXX due to continued unemployment. was extended through April XXXX. Borrower checked in occasionally throughout plan, returned to work April XXXX and able to resume payments. Account remains current last XX months, last contact XX/X/XXXX borrower advised she will pay X/X payments twice per month.

REASON FOR DEFAULT: Borrower unemployment

MODIFICATION: Loan has been modified X times, most recently in XXXX. NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XXX% for XX years, modified P&I $X,XXX.XX, matures X/X/XXXX. $XX,XXX.XX deferred balance is not eligible for forgiveness.

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied.  No property issues noted.

437338015	5/1/2022	4/7/2022	CURR	XXXXX	XXXXX	Yes	XXXXX	XXXXX	MD	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Contact history begins X/XXXX, mod in progress. Mod effective XX/X/XX was processed on X/XX/XX. Borrower appears to be deceased (date of death unknown). Authorized Xrd party, XXXXX called in on X/X/XX stating that she was not receiving billing statements and was advised that the statements were being sent to the mailing address, XXXXX stated that she no longer lives there; was advised to send a request in writing. XXXXXXX stated on XX/XX/XX that she would bring the loan current on XX/X/XX; declined assistance, noting will get current on her own. XXXXX was also disputing the amount due and was advised that the loan was just removed from BK and was informed of how payments were applied. Pay history was sent on X/X/XX. Last contact was on X/XX/XX, XXXXX scheduled a payment.
REASON FOR DEFAULT: Death of borrower.
MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XX,XXX at X% for XX years, modified P&I $XXX, matures/expires XXXX. Deferred balance iao $XX,XXX of which $X is eligible for forgiveness.
FORECLOSURE: It appears that file has been referred to FC, referral date not provided. FC stopped in X/XXXX due to modification.
BANKRUPTCY: BKXX, filing date not provided. Amended POC was filed on XX/XXXX. Notice of payment change was referred to attorney on X/X/XXXX. Motion for relief was referred to attorney on X/X/XXXX. BK appears to have been discharged on X/XX/XXXX.
PROPERTY: No property issues found. Current occupancy is unknown.

437338019	5/1/2022	4/14/2022	BK13	XXXXX	XXXXX	No	XXXXX	XXXXX	GA	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Account is performing under the BK plan with no borrower contact except for XX/XX/XXXX request for XXXX form, no hardship is noted. Account has been contractually current since Sep XXXX.

REASON FOR DEFAULT: Unknown

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X.XXX% for XX years, modified P&I $XXX.XX, matures XX/X/XXXX, $X deferred balance.

FORECLOSURE: No FC activity found

BANKRUPTCY: All docs in file are for BKXX filed X/X/XXXX, arrears cured by modification.  BKXX filed on unknown date in XXXX, case details unknown.  Notice of Final Cure was filed X/XX/XXXX, discharge is pending.

PROPERTY: Property is owner occupied.  No property issues noted.

437338032	5/1/2022	4/29/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	NC	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Borrower struggled to maintain current payments in XXXX due to marital difficulties. She completed a X month trial plan and servicer granted a loan mod effective X/X/XXXX. The borrower continued to struggle maintaining current payments in XXXX due to income curtailment. Servicer applied XXXXXXX deferral of XX months X.X.XXXX and loan was brought current. She has been cooperative with the servicer with last contact X/XX/XXXX regarding payment.

REASON FOR DEFAULT: Income curtailment and marital difficulties

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X% for XX years, modified P&I $XXX.XX, matures/expires X/X/XXXX.  No deferred balance noted.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Unable to verify property occupancy from comments. No damages noted
437338047	4/1/2022	3/31/2022	DELQ	XXXXX	XXXXX	No	XXXXX	XXXXX	IL	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Last borrower contact X/X/XXXX when borrower called to confirm payment made yesterday was posted. It posted X/XX/XXXX. Attempt to contact borrower was last made X/XX/XXXX with no answer. A X month Stip to Mod payment plan started XX/XXXX and ended X/X/XXXX then loan modified X/XXXX. Work out options were last discussed XX/XX/XXXX with borrower not interested. There was a prior modification in XXXX.

REASON FOR DEFAULT: RFD was last noted on X/XX/XXXX as borrower had XXXXX-XX and missed work. RFD was previously noted as unemployment on X/X/XXXX.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X.X% for XX years, modified P&I $XXX, matures X/X/XXXX. Deferred balance iao $XX,XXX.XX is not eligible for forgiveness.

FORECLOSURE: FC comments started X/X/XXXX with loan in active FC status and judgment figures being calculated. Prior FC timelines are unknown. FC hold X/XX/XXXX for borrower send funds to  reinstatement to current status at that time. Borrower continued to default therefore FC continued. Judgment entered XX/XX/XXXX. FC placed on hold X/X/XXXX for Loss Mit work out then on XXXXX hold X/XX/XXXX. FC closed X/XX/XXXX after loan was modified.

BANKRUPTCY: No BK activity found.

PROPERTY: Current occupancy status was last noted X/X/XXXX as owner occupied. Property condition was not provided.

437338067	5/1/2022	4/11/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	NJ	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Borrower maintained contact throughout XXXX delinquency, hardship due to medical expenses and lost income while caring for ill father. Mod application submitted Oct XXXX, trial approved with $XXXX down and $XXXX.XX Feb-April XXXX, plan failed April XXXX due to spouse laid off, borrower work slowdown in car industry. FB approved July XXXX was extended through Feb XXXX. Application submitted May XXXX, no-trial mod approved July XXXX. Account remains current post-mod, last contact X/XX/XXXX to confirm return address for executed agreement.

REASON FOR DEFAULT: XXXX RFD: family illness, excessive obligations. XXXX RFD: XXXXX income curtailment

MODIFICATION: Loan has been modified X times, most recently in XXXX. NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XX% for XXX years, modified P&I $XXXX.XX, matures X/X/XXXX, $X deferred balance.

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied.  No property issues noted.

437338068	5/1/2022	4/15/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	MD	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: X/XXXX Borrower is working with loss mit for a mod, a stip to mod is approved, no RFD is given. X/XXXX Final mod is completed. X/XXXX Borrower reports they have been impacted by XXXXX-XX, a repayment plan is set up. Several FB extensions are approved. X/XXXX a XX month XXXXX deferral is completed. Since the deferment, the account has been kept current with no significant contact recorded. The most recent contact was on X/XX/XXXX to make a phone payment.

REASON FOR DEFAULT: X/XXXX XXXXX-XX.

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX at a fixed X%, modified P&I $X,XXX, matures X/X/XXXX. Mod does not include any deferred amounts or PRA.

FORECLOSURE: Account is in FC when the history starts in X/XXXX, a loss mit is active on the account. Reinstated via a mod in X/XXXX.

BANKRUPTCY: No BK activity found.

PROPERTY: Per seller data original occupancy is primary. No recent notes found specifying current occupancy.

437338069	5/1/2022	4/2/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	CA	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Borrower maintained contact throughout XXXX delinquency, hardship due to she is only able to work part-time after a workplace injury in XXXX, needs surgery and is not on disability. Account is XxXX delinquent since May XXXX reinstatement due to NSF reversal June XXXX that was not replaced by end of month, hardship due to excessive obligations. Last contact X/XX/XXXX to provide third party authorization to a mortgage company.

REASON FOR DEFAULT: Income curtailment

MODIFICATION: HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XXX% for XXX months, modified P&I $XXX.XX, matures XX/X/XXXX, $X deferred balance.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Property is owner occupied.  No property issues noted.

437338071	5/1/2022	4/30/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	MI	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Modification completed in X/XXXX; borrower didn't make any payments after the modification. Borrower gave promises to pay every two months between X/XXXX and XX/XXXX, but declined to discuss the reason for default. Borrower requested a reinstatement quote in XX/XXXX. Borrower requested XXXXX assistance in X/XXXX, and servicer approved a X-month forbearance plan the following month. Borrower requested additional assistance in X/XXXX, and servicer extended the plan another three months. Borrower continued to request assistance every few months, and servicer extended the plan out through X/XXXX. Borrower applied for assistance with the arrears in X/XXXX, and servicer completed a modification in X/XXXX. Borrower changed insurance carriers in XX/XXXX. Last contact was a website password reset request in XX/XXXX.

REASON FOR DEFAULT:  XXXX: unknown. XXXX: XXXXX impact-unemployment

MODIFICATION: Loan has been modified X times, most recently in XXXX. NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $X,XXX.XX, matures X/X/XXXX. No deferred amounts noted. Modifications were also completed in XXXX, XXXX and X/XXXX.

FORECLOSURE:  Referred XX/X/XXXX. First publication XX/XX/XXXX. Sale scheduled for X/X/XXXX, but borrower filed BK one day prior to sale. Sale scheduled for X/XX/XXXX, borrower filed BK X/X/XXXX. XXXXX moratorium X/XX/XXXX. Loss mit hold X/X/XXXX. Modification completed in X/XXXX.

BANKRUPTCY:  X) Chapter XX filed X/X/XXXX. POC filed X/XX/XXXX. Dismissed X/X/XXXX. X) Chapter XX filed X/X/XXXX, dismissed X/XX/XXXX.

PROPERTY: Owner occupied. No mention of property condition.
437338074	4/1/2022	3/31/2022	DELQ	XXXXX	XXXXX	No	XXXXX	XXXXX	NM	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Borrower discussed delinquency and workout options with servicer on X/X/XXXX. Servicer advised borrower of FC risk after X months past due on XX/XX/XXXX. Los mit letter sent XX/XXXX. Repayment plan confirm letter sent to borrower X/X/XXXX, X payment of $X,XXX.XX end date of X/XX/XXXX. FB discussed X/XX/XXXX, servicer advised borrower they were not eligible. Borrower opted out of loss mit options. Last contact on X/XX/XXXX when servicer contacted borrower to remind them of their past due payment.

REASON FOR DEFAULT: Borrower noted pay cycle on X/XX/XXXX, waiting for funds in X/XXXX, curtailment of income in X/XXXX, and waiting to get paid in X/XXXX.

MODIFICATION: N/A

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Property inspections in loan docs show property occupied, and no visible damage noted.

437338075	6/1/2022	4/28/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	VA	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Contact history begins X/XXXX. Minimal contact is noted; borrower called in on X/X/XX for payment inquiry and was advised payment was returned due to nsf. No loss mit activity. Borrower struggled to make the monthly payments and was behind on the loan until X/XXXX.

REASON FOR DEFAULT: Unknown.

MODIFICATION: NON-HAMP I/O to ARM, first pay due X/X/XXXX, modified balance $XXX,XXX at X.XX% for X years, modified P&I $X,XXX.XX, matures XXXX. First change date for interest rate is on X/XXXX, interest type changes to ARM based on Libor index with max interest rate of X% and min interest rate of X.XXX%. No deferred balance.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found. Property verified as owner occupied in X/XXXX.

437338076	4/1/2022	3/21/2022	DELQ	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	WV	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Borrower made phone payments in X/XXXX and X/XXXX, but declined to give a reason for default. Borrower continued to make phone payments most months through XXXX. Borrower declined a repay plan in X/XXXX, and said a payment had been mailed in X/XXXX. Borrower gave monthly promises to pay through X/XXXX. Servicer offered a repay plan in XX/XXXX; borrower declined and reinstated the account. No further contact. Subsequent payments were made through the website. One phone attempt and a delinquent notice sent in X/XXXX; no payment received.

REASON FOR DEFAULT:  Unexpected expenses

MODIFICATION: Loan has been modified X times, most recently in XXXX. STEP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXX.XX, matures X/X/XXXX. No deferred amounts noted.

FORECLOSURE:  No FC activity found

BANKRUPTCY:  No BK activity found

PROPERTY: Owner occupied. No mention of property condition.
437338079	5/1/2022	4/26/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	CA	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: In X/XXXX RFD is unemployment. Workout package sent. Referred to FC X/XX/XXXX. Borrower returned complete mod package X/XX/XXXX. Borrower put on trial mod for X months starting X/XX/XXXX ending X/X/XXXX. Mod was completed in X/XXXX. Then borrower called X/XX/XXXX, couldn't make next payment due to XXXXX was put on X month RPP but made X pmt then failed. Called X/XX/XXXX, still not working due to XXXXX. New RPP in X/XXXX but no payments made. Little contact with borrower until X/X/XXXX borrower called, was back at work and looking for a mod. Complete mod package received X/XX/XXXX and docs sent out X/XX/XXXX, mod completed in X/XXXX. Borrower had NSFs in XX/XXXX and X/XXXX, no RFD captured. Loan has otherwise been current since mod. However, borrower called on X/XX/XXXX asking for FB, no RFD captured, referred borrower to HUD counseling.

REASON FOR DEFAULT:  Unemployment, XXXXX-XX

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XX% for XX years, modified P&I $XXX.XX, matures X/X/XXXX. No deferred amount.

FORECLOSURE:  Referred to FC X/XX/XXXX. NOD filed X/XX/XXXX. File put on LM hold X/X/XXXX, mod completed in X/XXXX and FC was closed.

BANKRUPTCY:  No BK activity found

PROPERTY:  Owner occupied

437338082	5/1/2022	4/15/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	CA	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Last borrower contact with ATP spouse on X/XX/XXXX when she stated RFD for the payment she was trying to make. Latest Loss Mit action showed RPP set up for XX months due to end X/XX/XXXX. It was cancelled X/XX/XXXX after NSF payment. A deferral was then completed X/X/XXXX deferring XX payments totaling $XX,XXX.XX.

REASON FOR DEFAULT: RFD was last noted on X/XX/XXXX as used the wrong bank account causing an NSF payment that was replaced immediately with correct account. Prior RFD was noted on X/XX/XXXX as work hours reduced due to XXXXX-XX and not sure when they will return.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X.X% for XX years, modified P&I $X,XXX, matures XX/X/XXXX. No Deferred balance or debt forgiveness.

FORECLOSURE: Prior FC referred X/XX/XXXX and placed on Loss Mit hold X/XX/XXXX. FC closed X/XX/XXXX after loan was modified.

BANKRUPTCY: No BK activity found.

PROPERTY: Current occupancy status was last noted on X/XX/XXXX as owner occupied. Property condition was not provided.

437338087	5/1/2022	4/25/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	WV	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Borrower had contact with servicer most months in XXXX, despite sporadic pay history; no requests for payment assistance. NSF in XX/XXXX; borrower declined a repay plan as not affordable. Borrower applied for mod assistance in XX/XXXX; package was incomplete. Borrower didn't qualify for a repay plan due to no monthly surplus; mod was denied for incomplete package. Borrower reapplied, but the review was also closed for missing documents in X/XXXX. Co-borrower continued to reapply for mod assistance, but packages were not complete. A door knocker made contact with co-borrower in X/XXXX, who requested a reinstatement quote. Borrower reinstated that month. Co-borrower asked about an escrow shortage in X/XXXX. No further contact. Borrower has since had XX-day delinquencies that were resolved by the following month.

REASON FOR DEFAULT:  XXXX: unexpected/excessive expenses, co-borrower unemployment began X/XXXX due to disability. XXXX: lost income due to co-borrower medical condition

MODIFICATION: Loan has been modified X time, in XXXX. STEP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XX% for XX years, modified P&I $XXX.XX, matures XX/X/XXXX. No deferred amounts noted.

FORECLOSURE:  Referred X/XX/XXXX. Publication started X/XX/XXXX (first legal). A sale was scheduled for X/XX/XXXX, but XXXXX moratorium hold started X/XX/XXXX and sale was postponed. Loss mit hold X/XX/XXXX

BANKRUPTCY:  No BK activity found

PROPERTY: Owner occupied. No mention of property condition.
437338092	5/1/2022	4/5/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	MA	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: X/X/XXXX, Borrower approved for X month XXXXX FB, ending X/X/XXXX, extended to XX/X/XXXX on X/XX/XXXX. Borrower resumed payments in X/XXXX and brought loan current in X/XXXX. Complete XXXXX loss mitigation package received X/XX/XXXX. X/XX/XXXX borrower promised May payment by month end, was received in X/XXXX, bringing loan current. Last contact X/X/XXXX, making on-line payment.

REASON FOR DEFAULT:   X/XX/XXXX RFD, wife ill and death in family.   X/X/XXXX RFD income reduced due to XXXXX.  X/XX/XXXX, RFD, wife unemployed due to XXXXX.   X/XX/XXXX, RFD was unemployment, but back to work.

MODIFICATION: Loan has been modified X times, most recently in XXXX. NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX at X.XXX% for XX years, modified P&I $X,XXX.XX, maturity date not specified.  No deferred balance.

FORECLOSURE:   No evidence of foreclosure.

BANKRUPTCY:   No evidence of BK.

PROPERTY:   Unable to confirm current occupancy.   Loan originated as owner occupied.

437338097	5/1/2022	3/26/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	TX	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: X/XX/XXXX borrower called with general inquiries and requested a payoff quote. X/XX/XXXX X month XXXXX FB approved. Complete loss mitigation package received X/X/XXXX, no loss mitigation action started. X/XX/XXXX authorized Xrd party inquiring about having loan in her name. Last contact with borrower was X/XX/XXXX questioning letter received about LPI.

REASON FOR DEFAULT:   XX/XX/XXXX was reduction in hours.   X/XX/XXXX, RFD work impacted by XXXXX.

MODIFICATION: Missing modification.

FORECLOSURE: No FC activity found

 BANKRUPTCY: No BK activity found.

PROPERTY:   Unable to confirm current occupancy.  Loan originated as owner occupied.    Loss draft X/X/XXXX.  Date of loss X/XX/XXXX for freezing. Loss amount of $X,XXX.XX.  No inspection but necessary documents received from contractor and funds released X/XX/XXXX.  X/XX/XXXX additional damage identified, but contractor wants to be paid for bid and borrower can not afford to pay them.  Unable to determine if additional repairs were made.  No additional insurance funds received.

437338098	5/1/2022	4/28/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	MA	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Borrower made a phone payment in X/XXXX, and requested a repay plan, but servicer denied as loan was current. Borrower made a phone payment in X/XXXX, but declined a X-month repay plan in X/XXXX due to ongoing hardship. Borrower applied for mod assistance twice, but reviews were cancelled in XX/XXXX and X/XXXX due to missing documents. Borrower hired a third party , who submitted a mod application in X/XXXX; modification was denied in X/XXXX due to excessive obligations and insufficient income for a down payment. Borrower appealed the denial, and servicer approved a X-month trial mod plan in X/XXXX. Borrower made monthly plan payments through phone pay. In XX/XXXX, borrower received the modification agreement and said she couldn't afford the payments; borrower requested a better offer and interest rate. Borrower accepted the mod offer in X/XXXX, but provided proof of HOI coverage to reduce the total payment. Modification was completed in X/XXXX. Borrower confirmed insurance carrier information in X/XXXX. Borrower wanted to change the due date on the account in X/XXXX, and switch to partial payments; servicer declined. Borrower changed insurance carriers, and verified the new premium amount in X/XXXX. No further contact.
REASON FOR DEFAULT:  Income curtailment-waiting for SSI
MODIFICATION: Loan has been modified X times, most recently in XXXX. NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XXX% for XX years, modified P&I $X,XXX.XX, matures XX/X/XXXX. No deferred amounts noted.
FORECLOSURE:  Referred X/XX/XXXX. Demand letter sent X/X/XXXX, as prior letter was sent to property address (non-owner occupied). XXXXX moratorium hold X/XX/XXXX. Loss mit hold X/XX/XXXX. Modification was completed in X/XXXX. Action was closed in X/XXXX.
BANKRUPTCY:  No BK activity found
PROPERTY: Non-owner occupied. No mention of property condition.
437338099	5/1/2022	4/1/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	VA	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: First contact with borrower was XX/XX/XXXX, making payment. RFD, wedding and college tuition, declined loss mitigation. X/X/XXXX servicer returned $X,XXX.XX to borrower as requiring certified funds due to NSFs. X/X/XXXX borrower called upset about certified funds requirement., supervisor over-rode requirement. X/XX/XXXX borrower promised to bring loan current by end of September, promise was not kept, loan was not brought current until XX/XXXX. XX/XX/XXXX borrower promised to bring loan current by XX/XXXX, which was kept, RFD was mismanagement of funds. XX/X/XXXX borrower would not update financials and RFD was expenses for daughters, not sure he would be able to pay in XX/XXXX, but did make payments to bring loan current. Last contact with borrower was X/XX/XXXX, making on line payment.

REASON FOR DEFAULT:   Borrower has provided a number of RFDs, all relating to insufficient income.

MODIFICATION: N/A

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found.

PROPERTY:   Unable to confirm current occupancy.  Loan originated as owner occupied.

437338101	5/1/2022	4/10/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	GA	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: X/X/XXXX RFD was family illness. X/XX/XXXX RFD was change in jobs and made X payments. XX/XX/XXXX borrower agreed to a repayment plan to bring the loan current in X months. Payments of $XXX.XX starting XX/X/XXXX, payments not made. XX/X/XXXX borrower interested in modification. Incomplete loss mitigation package received XX/XX/XXXX. Complete package received and stip plan documents sent to borrower X/X/XXXX X payments of $XXX.XX ending X/X/XXXX. Stip cancelled X/X/XXXX due to non-payment. X/X/XXXX RFD was unemployed due to XXXXX, borrower approved for X month XXXXX FB plan ending X/X/XXXX. X/XX/XXXX completed XXXXX package received, borrower back to work. Stip approved for X payments of $XXX.XX beginning XX/X/XXXX with down payment of $X,XXX.XX due XX/XX/XXXX. Payments made as agreed and loan modified in X/XXXX. No contact with the borrower since loan was modified.

REASON FOR DEFAULT:    Borrower was out of work and income was reduced due to XXXXX.

MODIFICATION:  NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXX.XX, matures X/X/XXXX.  No deferred balance.

FORECLOSURE: No FC activity found.

BANKRUPTCY:   X/XX/XXXX BKX discharged, no details.

PROPERTY:   Unable to confirm current occupancy.   Loan originated as owner occupied.

437338103	5/1/2022	4/28/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	CA	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Last contact X/X/XXXX with Third party confirming loan was current and provided RFD for slow payment. Loss Mit Mod work out completed X/XXXX. Prior Stip to Mod plan started X/X/XXXX with a $X,XXX down payment and initially X payments of $X,XXX.XX starting X/X/XXXX. Plan extended in X/XXXX until modification was completed. Loan was prior modified X/XXXX, X/XX/XXXX and X/XX/XXXX.

REASON FOR DEFAULT: RFD was last noted on X/X/XXXX as curtailment of income. RFD at time of modification was also curtailment of income.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X.X% for XX years, modified P&I $X,XXX, matures X/X/XXXX. No Deferred balance or debt forgiveness.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found.

PROPERTY: Property occupancy was last noted on X/XX/XXXX as owner occupied. Property condition was not provided.
437338115	5/1/2022	4/5/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	Yes	XXXXX	XXXXX	NJ	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: X/XX/XXXX borrower reinstated with X payments, not interested in loss mitigation. Door knock on XX/XX/XXXX, documents accepted by XXXXX. XX/XX/XXXX RFD was death of co-borrower, needed amount due to withdraw funds from XXXK. Reinstatement funds received in XX/XXXX. XX/XX/XXXX borrower called to confirm funds were received. X/XX/XXXX borrower called and reinstated loan, no RFD. X/X/XXXX borrower called to reinstate loan, RFD was over extended. X/X/XXXX borrower called to pay escrow shortage. Only contact with the borrower since X/X/XXXX has been making payment on line, last time was X/X/XXXX
REASON FOR DEFAULT:   RFD in XX/XXXX was death of co-borrower and then over extended in X/XXXX.
MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XXX%, modified P&I $X,XXX.XX, matures X/X/XXXX.  No deferred balance.    Error in the notary block, stating documents were signed X/XX/XXXX, not XXXX.
FORECLOSURE:   Referred to attorney XX/X/XXXX.  Foreclosure was closed when reinstatement funds were received in XX/XXXX.
BANKRUPTCY: No BK activity found
PROPERTY:   Unable to confirm current occupancy.  Loan originated as owner occupied.

437338117	5/1/2022	4/29/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	CA	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: No contact with borrower, all contact with AXP. Loan on a payment plan in X/XXXX, which defaulted in X/XXXX, hardship at the time was health issues. Loan continued to be reviewed for loss mit options, with a third party law firm contacting servicer in X/XXXX requesting a mod package, advised it was sent, and notified of missing docs. Missing docs were resolved and loan was placed on a stip plan with six payments in X/XXXX. Plan completed and mod booked in X/XXXX. Loan paid regularly until X/XXXX when a payment was returned due to an invalid bank account (payment was made via IVR), payment replaced the following month, but that check was returned NSF. Delinquency resolved in X/XXXX. Last contact with ATP was in X/XXXX, they called to inquire about amount due.

REASON FOR DEFAULT: Bank issues.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XXat X% , modified P&I $XXX.XX, matures X/X/XXXX. No deferred balance.

FORECLOSURE: Loan referred to FC in X/XXXX, XXXXX hold placed in X/XXXX, then closed and billed in X/XXXX when loan was modified.

BANKRUPTCY: N/A

PROPERTY: No indication of any property issues, which appears to be owner occupied.

437338118	5/1/2022	4/16/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	MI	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Borrower requested a mod application in XX/XXXX and XX/XXXX. Servicer solicited a pre-approved trial mod plan in X/XXXX; borrower accepted in X/XXXX. Borrower finished the mod plan in X/XXXX; mod documents were sent to borrower in X/XXXX. Borrower gave a promise to pay in XX/XXXX, and confirmed insurance information in XX/XXXX. Last contact was a phone payment in X/XXXX

REASON FOR DEFAULT:  Borrower unemployment

MODIFICATION: Loan has been modified X time, in XXXX. NON-HAMP, first pay due XX/X/XXXX, modified balance $XX,XXX at X% for XX years, modified P&I $XXX.XX, matures X/X/XXXX. No deferred amounts noted.

FORECLOSURE:  No FC activity found

BANKRUPTCY:  No BK activity found

PROPERTY: Vacant, FTV X/XX/XXXX; notes in XX/XXXX mention mortgage neglect, and in XX/XXXX report discoloration. Roof damage due to wear/tear noted in X/XXXX.
437338119	6/1/2022	4/25/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	OR	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Borrower filed BKXX in XXXX and BK was active until discharge on X/XX/XXXX, loan was due for X/XXXX at discharge. No RFD ever documented. Borrower missed a few payments and although contact was made, no RFD was captured. Borrower applied for a mod in X/XXXX and was approved for a trial mod beginning X/X/XXXX and mod was completed in XX/XXXX. Loan has been current since then.

REASON FOR DEFAULT:  Unknown

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XX,XXX.XX at X.XX% for XX years, modified P&I $XXX.XX, matures X/X/XXXX. No deferred amount.

FORECLOSURE:  Loan may have been in FC prior to BK filing, FC had to be dismissed in XXXX.

BANKRUPTCY:  Borrower filed BKXX in XXXX, filing date not specified, plan completed and discharged X/XX/XXXX.

PROPERTY:  Owner occupied. Property in XXXXXdisaster area on X/X/XXXX, no indication property was impacted.

437338120	5/1/2022	4/18/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	AZ	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Borrower was received XXXXX assistance that was completed in X/XXXX. Borrower requested website assistance in X/XXXX, and asked about an escrow shortage in X/XXXX. Borrower declined a repay plan in X/XXXX, and promised to reinstate on her own in XX/XXXX. Borrower declined to post-date future payments in XX/XXXX, and reinstated that month. No contact again until borrower reported a XXXXX hardship in X/XXXX, and servicer approved a X-month forbearance plan the following month. Plan expired in X/XXXX; borrower requested a plan extension in X/XXXX, and applied for assistance. Servicer extended the plan another X months. Borrower confirmed hardship was ongoing in X/XXXX (after plan expiration), and servicer extended the plan another X months. Borrower confirmed ability to resume payments in X/XXXX, but requested assistance with arrears. Servicer completed a XX-month XXXXX deferral in X/XXXX to reinstate the account; borrower has since remained current, and usually pays through the website. Borrower requested a refinance referral in XX/XXXX; no further contact.
REASON FOR DEFAULT:  XXXX: Unemployment from X/XXXX to X/XXXX. XXXX: Excessive obligations. XXXX: XXXXX impact-reduced work hours
MODIFICATION: Loan has been modified X times, most recently in XXXX. STEP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXX.XX, matures X/X/XXXX. No deferred amounts noted.
FORECLOSURE:  No FC activity found
BANKRUPTCY:  No BK activity found
PROPERTY: Owner occupied. No mention of property condition.

437338121	5/1/2022	4/15/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	TX	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Multiple repayment confirmation letters sent to borrower from XX/XXXX to XX/XXXX, all plans were broken. Most recent repayment plan set up in XX/XXXX, broken as of XX/XX/XXXX. No other loss mit activity noted. Last contact on XX/XX/XXXX, borrower was informed of returned payment for XX/XXXX, borrower stated they would send in payment that day, no other details provided.

REASON FOR DEFAULT: Property was flooded, house repairs, medical issues and borrower illness.

MODIFICATION: N/A.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Owner occupied as of XX/XX/XXXX. Hazard claim noted in XX/XXXX, DOL XX/XX/XXXX, COL XXXXX, claim amount $X,XXX. Claim noted as monitored in XX/XXXX, however, all funds were endorsed and released to borrower in XX/XXXX. Lien waiver was received on XX/XX/XXXX, but claim was closed without inspection. Home repairs noted as of XX/XX/XXXX, current status of repairs not provided. Property designated as part of XXXXXdisaster area in XX/XXXX due to Texas Storms, no property damage related to storms noted.
437338122	5/1/2022	4/11/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	TX	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Funds submitted in X/XXXX were rejected as insufficient for reinstatement. Borrower reinstated in X/XXXX after confirming the correct RI amount. Borrower verified payment receipt in X/XXXX and X/XXXX. Borrower made a single phone payment in XX/XXXX, but reinstated account in X/XXXX. Sporadic contact with borrower continued through XXXX and XXXX, usually only when she confirmed receipt of payments sent through Western Union; no requests for payment assistance, no contact in months when payments were not received. NSF payments in XX/XXXX, borrower reinstated in X/XXXX. No further contact.

REASON FOR DEFAULT:  Borrower is elderly. XXXX: Daughter's medical bills. XXXX: Borrower illness, excessive obligations (increased electricity costs), medical issues, XXXXX impact-details were not provided. XXXX: A/C repairs

MODIFICATION: N/A

FORECLOSURE:  Referred X/XX/XXXX. NOS posted X/X/XXXX (first legal). Sale scheduled for X/X/XXXX, but borrower reinstated in X/XXXX.

BANKRUPTCY:  No BK activity found

PROPERTY: Owner occupied. No mention of property condition.
437338124	5/1/2022	4/9/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	FL	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Borrower on active repayment plan as of the start of comments on X/X/XXXX, unable to determine terms. X/XX/XXXX borrower unable to make the September payment, offered X/X, but servicer advised OK to make full payment on XX/X/XXXX, borrower made payment as promised. Plan completed and loan current in XX/XXXX. XX/X/XXXX borrower called to confirm due date, RFD was curtailment of income. X/XX/XXXX XXXXX FB approved for X months, employment for both borrowers affected by XXXXX. X/XX/XXXX borrower not working, but can afford to make payment and XXXXX approved and boarded. X/XX/XXXX incomplete loss mitigation package received. X/XX/XXXX borrower just retired and does not require assistance. Last contact with borrower was X/X/XXXX, making payment.

REASON FOR DEFAULT:   X/X/XXXX borrower had lost job, but found new job.    X/XX/XXXX wife unemployed due to XXXXX and borrower's work slow.    X/XX/XXXX borrower retired.

MODIFICATION: STEP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X.XXX% for X years, modified P&I $XXX.XX, matures X/X/XXXX.  No deferred balance.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found.

PROPERTY:   Unable to confirm current occupancy.  Loan originated as owner occupied.

OTHER SERVICING: Servicer posted two deferral transactions in X/XXXX totaling $X,XXX.XX. Deferral agreement docs in file support a deferral iao $XXX.XX.

437338130	5/1/2022	4/2/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	FL	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Borrower inquired about insurance refund XX/X/XXXX. Borrower called XX/X/XXXX to report new insurance claim; cease/desist on file. Servicer confirmed receipt of borrower financials X/XX/XXXX. X-,month Stip to Mod offered X/XX/XXXX. Borrower stated X/X/XXXX loan should not be litigated. Loan was modified XX/X/XXXX. Borrower called XX/X/XXXX to make payment. Borrower stated XX/XX/XXXX unaware of new Mod payment amount.

REASON FOR DEFAULT: Hardship not provided.

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X.X%, modified P&I $X,XXX.XX, matures XX/X/XXXX.  Deferred balance iao $X.XX.

FORECLOSURE: Loan noted in FC at start of history; referral date unknown.  Litigation hold noted X/X/XXXX.  Judgment hearing scheduled for XX/X/XXXX.  XXXXX-XX FC hold placed X/XX/XXXX.  Loss mitigation hold placed X/X/XXXX. FC action closed/billed XX/XX/XXXX due to Mod workout booked.

BANKRUPTCY: No BK activity found.

PROPERTY: Property is owner-occupied. Loss draft claim noted XX/X/XXXX for $XX,XXX.XX; as of X/XX/XXXX servicer monitoring claim. Date of loss not provided.
437338133	5/1/2022	4/28/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	VA	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Borrower maintained contact throughout XXXX delinquency for payments by phone but declined to discuss loss mitigation, hardship due to self-employed and work is slow. Borrower advised she had $XXXX for down payment April XXXX but payments for XX-month repay would be unaffordable. There is little contact throughout XXXX, borrower failed to return loss mit application until Dec XXXX, hardship due to marital difficulties. Package was not completed until April XXXX, X month trial approved iao $XXXX July -Dec XXXX. Trial and all post-mod payments have been made timely, last contact X/XX/XXXX for phone payment

REASON FOR DEFAULT: XXXX RFD: income curtailment. XXXX RFD: marital difficulties

MODIFICATION: Loan has been modified X times, most recently in XXXX. NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXXX.XX, matures X/X/XXXX, $X deferred balance.

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied.  No property issues noted.

437338137	4/1/2022	3/17/2022	DELQ	XXXXX	XXXXX	No	XXXXX	XXXXX	NC	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer has had limited contact with the borrower over the last X years with last contact X/XX/XXXX regarding payment. Borrower has consistently made X-X payments every few months to bring account current after becoming XX-XX days delinquent. No RFD provided in comments. Loan is presently XX days delinquent and due for the X/X/XXXX payment

REASON FOR DEFAULT:  No RFD provided in comments

MODIFICATION: N/A

FORECLOSURE: No FC activity noted

BANKRUPTCY: No BK activity noted

PROPERTY: Unable to verify property occupancy from comments. No damages noted
437338143	4/1/2022	3/7/2022	DELQ	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	OK	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Borrower reported a temporary hardship in X/XXXX, and made a phone payment in X/XXXX. Borrower accepted a verbal repay plan in X/XXXX, but failed the plan the following month. Borrower tried to pay in X/XXXX, but was declined due to delinquency and no active workout on account. Borrower requested another repay plan in X/XXXX; he tried to make a phone payment in X/XXXX, but servicer required certified funds. Borrower made plan payments and reinstated in X/XXXX. Borrower made a phone payment in X/XXXX. No contact again until X/XXXX, when co-borrower reported a hardship. No further contact. No payment received in X/XXXX.

REASON FOR DEFAULT:  XXXX: Reduced work hours due to weather. XXXX: Loss of income. XXXX: borrower in hospital

MODIFICATION: Loan has been modified X time, in XXXX. HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X% for XX years, modified P&I $XXX.XX, matures X/X/XXXX. No deferred amounts noted.

FORECLOSURE:  Referred X/XX/XXXX. Loss mit hold X/XX/XXXX. XXXXX moratorium hold X/XX/XXXX. Borrower reinstated in X/XXXX.

BANKRUPTCY:  No BK activity found

PROPERTY: Owner occupied. No mention of property condition.
437338144	5/1/2022	4/14/2022	BK13	XXXXX	XXXXX	No	XXXXX	XXXXX	FL	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Borrower is performing under the BK plan with no contact during review period, no hardship is documented. Account was brought contractually current Jan XXXX. Reason for missed payments Nov-Dec XXXX is unknown; most recent reinstatement posted Jan XXXX.

REASON FOR DEFAULT: Unknown

MODIFICATION: N/A

FORECLOSURE: N/A

BANKRUPTCY: BKXX filed on unknown date in XXXX, plan documents not available. Servicer objected to plan, hearing results are not noted but there is no further legal activity noted, plan confirmed XX/X/XXXX.

PROPERTY: Property is owner occupied per seller data.  No property issues noted.

437338147	5/1/2022	4/5/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	GA	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Contact history begins X/XXXX. Borrower struggles to make the monthly payments but able to bring the loan current. Borrower stated in XX/XX/XX that RFD was due to marital difficulties and was advised of loss mit options. Borrower stated in XX/XXXX (last contact) that RFD was due to lack of funds but declined loss mit, stating that she would get caught up on her own. Borrower made X payments in XX/XXXX bringing the loan current.

REASON FOR DEFAULT: Lack of funds, marital difficulties.

MODIFICATION: HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X.XXX% for X years, modified P&I $XXX, matures/expires XXXX. Deferred balance iao $X of which $X is eligible for forgiveness.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found. Property verified as owner occupied in XX/XXXX.

437338148	5/1/2022	4/1/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	FL	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Borrower changed the insurance coverage in X/XXXX, and defaulted the following month. No contact despite dialer attempts. Servicer solicited a X-month trial mod plan in X/XXXX; which borrower accepted. Borrower made a plan payment by phone in X/XXXX and X/XXXX, but defaulted the following month; mod offer was declined in XX/XXXX. Borrower requested a reinstatement quote in X/XXXX, and sent reinstatement funds a few days later. Borrower confirmed an escrow refund had been mailed in X/XXXX, and asked about insurance coverage in X/XXXX. Borrower made subsequent payments through the website through XX/XXXX. No contact until borrower made a reinstatement payment in X/XXXX; no further contact.

REASON FOR DEFAULT:  XXXX: unknown. XXXX: XXXXX impact-borrower unemployment. XXXX: unknown

MODIFICATION: Loan has been modified X times, most recently in XXXX. NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XX% for XX years, modified P&I $XXX.XX, matures XX/X/XXXX. No deferred amounts noted.

FORECLOSURE:  Referred X/XX/XXXX. XXXXX moratorium hold X/XX/XXXX. Borrower reinstated in X/XXXX.

BANKRUPTCY:  No BK activity found

PROPERTY: Owner occupied. No mention of property condition.
437338149	5/1/2022	4/22/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	DC	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Contact history begins X/XXXX, borrower stated that she had to take care of tuition as the reason for default; also stated illness in X/XXXX. Repayment plan was set up on X/X/XX for X payments, ending XX/XX/XX. Borrower inquired about mod in X/XXXX, mod review was initiated. Borrower entered into a trial plan ending X/X/XX, completed the plan and was approved for a mod effective X/X/XX. Borrower stated on X/X/XX that RFD was due to oversight. Borrower opted out of loss mit options in XX/XXXX and XX/XXXX, also refused to discuss loss mit options on X/X/XX. Last contact was on X/XX/XX, borrower scheduled X payments, bringing the loan current.

REASON FOR DEFAULT: College tuition for son, car accident.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X% for XX years, modified P&I $XXX, matures/expires XXXX. Deferred balance iao $X of which $X is eligible for forgiveness.

FORECLOSURE: No FC activity found.

BANKRUPTCY: It appears that the borrower filed BKX, filing date not provided. Case has been discharged without reaffirmation; discharge date not provided.

PROPERTY: No property issues found. Property verified as owner occupied in XX/XXXX.

437338150	5/1/2022	4/12/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	TX	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins X/X/XXXX. Prior loan Mod completed X/X/XXXX; details of workout not provided. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Borrower hardship noted X/XX/XXXX; mother medical illness. Hardship again restated X/X/XXXX. Borrower stated X/XX/XXXX impacted by XXXXX. Borrower stated X/XX/XXXX has been off work since Feb because of surgery. X-month special FB offered X/XX/XXXX from X/X/XXXX to XX/X/XXXX. Borrower stated X/XX/XXXX ready to resume payments. Door knock attempt noted X/X/XXXX and X/XX/XXXX. Retention options discussed with borrower X/XX/XXXX. XX-month payment deferral completed X/X/XXXX. Borrower requested copy of deferral agreement X/XX/XXXX. Last contact XX/XX/XXXX thought payments on ACH.

REASON FOR DEFAULT: Family illness. Curtailment of income.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X%, modified P&I $XXX.XX, matures X/X/XXXX.  Deferred balance iao $X.XX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Property is owner-occupied. XXXXXdisaster area noted X/XX/XXXX; no indication property was affected.

437338152	4/1/2022	3/9/2022	DELQ	XXXXX	XXXXX	No	XXXXX	XXXXX	NC	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Borrower was unresponsive after Aug XXXX default until submission of online partial loss mit application X/X/XXXX, missing docs provided X/XX/XXXX. Trial mod approved with $XXXX down and $XXX.XX from Jun-Nov XXXX, financials are hardship details are not noted. Plan and post-mod payments made timely through mod booking, docs rejected for unknown error were reissued and returned Jan XXXX. Account was current until missed payment Jan XXXX, hardship due to borrower just returning to work after knee surgery. Last contact X/XX/XXXX for reinstatement, no contact has been made regarding past due April XXXX payment.

REASON FOR DEFAULT: Borrower illness

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXX.XX, matures XX/X/XXXX, $X deferred balance.

FORECLOSURE: Referred to foreclosure XX/XX/XXXX, title is clear. First legal filed X/X/XXXX, hearing delayed by XXXXX moratorium, case dismissed after modification.

BANKRUPTCY: No BK activity found

PROPERTY: Property is owner occupied.  No property issues noted.

437338156	5/1/2022	4/4/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	OK	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: XX/XXXX Borrower requests assistance, a X month repayment plan is set up. XX/XXXX Plan is kept. X/XXXX FB is discussed, but the account is not eligible. Borrower has been cooperative with fairly regular communication and giving various RFD. No recent loss mit activity noted. The most recent contact was on X/X/XXXX to make a phone payment.

REASON FOR DEFAULT: X/XXXX Illness of mortgagor. X/XXXX Illness of family member. X/XXXX Husband was hospitalized.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX at a fixed X.XXX%, modified P&I $XXX, matures X/X/XXXX. Mod does not include any deferred amounts or PRA.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Per seller data original occupancy is primary. No recent notes found specifying current occupancy.

437338157	4/1/2022	3/22/2022	DELQ	XXXXX	XXXXX	No	XXXXX	XXXXX	NY	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Borrower was unresponsive throughout XXXX delinquency, RFD code excessive obligations. XXXXX assistance requested online X/XXXXXX due to layoff, FB approved April XXXX was extended through Mar XXXX due to ongoing hardship, non-obligated spouse no longer lives in property or contributes. Borrower advised April XXXX that hardship is resolved, account remained current until missed payment April XXXX. Last contact X/XX/XXXX, there is no outreach for April XXXX payment.

REASON FOR DEFAULT: Income curtailment

MODIFICATION: NON-HAMP, first pay due X/X/XX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXX.XX, matures X/X/XXXX, $X deferred balance.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Property is owner occupied.  No property issues noted.

437338171	4/25/2022	4/11/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	CA	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Borrower approved for stip plan on X/X/XXXX, down payment of $XX,XXX.XX due X/XX/XXXX and the X payments of $X,XXX.XX beginning X/XX/XXXX Borrower did not return documents in a timely manner but servicer reopened on X/X/XXXX and borrower made down payment plus X stip payments. Modification documents sent to borrower X/XX/XXXX. X/XX/XXXX borrower requested additional time to review documents and did returned signed documents until X/X/XXXX. Borrower was approved for a modification in X/XXXX, but never returned the documents. X/X/XXXX co-borrower questioning increase in payment, which was due to escrow. Last contact with the borrower was X/X/XXXX, stating payment already made.

REASON FOR DEFAULT:    RFD not provided.

MODIFICATION: NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X%, modified P&I $X,XXX.XX, matures XX/XX/XXXX.  Deferred balance iao $X,XXX.XX /is not eligible for forgiveness.

FORECLOSURE: Active foreclosure as of the start of the comments in X/XXXX with sale date set for X/XX/XXXX, which was postponed and the foreclosure dismissed when modification was boarded.

BANKRUPTCY: No BK activity found.

PROPERTY:  Unable to confirm current occupancy.  Loan originated as owner occupied.    X/XX/XXXX insurance not being renewed as requirement for renewal was debris be removed from property, which it was not.

437338173	4/25/2022	3/31/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	WA	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Borrower verified the payment amount in X/XXXX, made a phone payment in X/XXXX, but had NSF payments in X/XXXX and X/XXXX. Spouse accepted a repay plan in X/XXXX. Borrower finished the two-month plan, but loan was still delinquent. Spouse had monthly contact with servicer, and accepted another repay plan in X/XXXX that defaulted in X/XXXX. Spouse reported a XXXXX hardship in X/XXXX, and servicer approved a X-month forbearance plan. Spouse requested a plan extension in XX/XXXX, but request was lost. Spouse requested a plan extension again in X/XXXX, and applied for assistance in X/XXXX; servicer agreed to extend the plan retroactively from XX/XXXX through X/XXXX. Spouse asked about a possible short payoff in X/XXXX; servicer declined due to equity on the property. Spouse requested additional assistance in X/XXXX, but didn't submit an application. spouse reinstated the account in X/XXXX using money from savings. Spouse confirmed payment receipt in X/XXXX, and made a phone payment in X/XXXX.

REASON FOR DEFAULT:  XXXX: spouse unemployment since X/XXXX and only working part time, borrower is disabled and on fixed income that only covers utilities. XXXX: spouse illness, unemployment due to XXXXX. XXXX: spouse living in another city while caring for elderly parents

MODIFICATION: N/A

FORECLOSURE:  No FC activity found

BANKRUPTCY:  No BK activity found

PROPERTY: Non-owner occupied. No mention of property condition.
437338201	5/28/2022	4/25/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	FL	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Contact history begins X/XXXX. Borrower was sending personal checks for monthly payments which were being returned due to loan was in FC and there was no workout in place. Borrower was offered a mod in X/XXXX and loan was modified effective XX/XX/XX, $XX,XXX was forgiven. Minimal contact is noted; borrower was advised in XX/XXXX that legal was handling the account. Loan is current.

REASON FOR DEFAULT: Unknown.

MODIFICATION: Loan has been modified XX times, most recently in XXXX NON-HAMP, first pay due XX/XX/XXXX, modified balance $XX,XXX at X.X% for XX years, modified P&I $XXX, matures/expires XXXX. Deferred balance iao $X.XX of which $X.XX is eligible for forgiveness.

FORECLOSURE: File was in contested FC when history began in X/XXXX; referral date not provided. FC stopped on XX/XX/XXXX due to modification. Motion to dismiss FC was filed on X/X/XXXX and granted X/XX/XXXX.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found. Property verified as owner occupied in XX/XXXX.

LITIGATION: Answer with affirmative defenses was filed in X/XXXX. File was referred to litigation and was placed on litigation hold effective X/XX/XXXX; handled by the legal department. Contested matter confirmed resolved on X/XX/XXXX.
437338208	4/3/2022	4/12/2022	BK13	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	MI	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: No contact with the borrower due to active BK.

REASON FOR DEFAULT:   No RFD available.

MODIFICATION: Loan has been modified X times, most recently in XXXX. TEMP MOD EXPIRED, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X.X% for X years, modified P&I $XXX.XX, expires X/X/XXXX, matures XX/X/XXXX.  Deferred balance iao $X,XXX.XX is not eligible for forgiveness. Restored rate after mod will be XX.XX%.

FORECLOSURE:   No evidence of FC.

BANKRUPTCY:  BKXX filed XX/X/XXXX. Plan amended XX/X/XXXX, plan payments for XX/XXXX and XX/XXXX at $X,XXX.XX and then starting X/XXXX plan payments of $X,XXX.XX monthly.  Plan extended to pay all creditors as previously agreed, but no date provided.   Unable to locate POC.    Original plan filed XX/X/XXXX estimated arrearage of $X,XXX.XX with monthly payments of $X,XXX.XX.  X/XX/XXXX comment references monitoring for the closing of the BK, loan is current.

PROPERTY:   Unable to confirm current occupancy.   Loan originated as owner occupied refinance.

437338211	5/1/2022	4/29/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	WV	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: First contact with borrower was X/XX/XXXX, did not know loan was delinquent. X/X/XXXX borrower not interested in loss mitigation, planned to reinstate with tax refund, which was not done. X/XX/XXXX borrower accepted blind mod modification. Stip plan for X payments of $XXX.XX beginning X/X/XXXX. Payments made and loan modification boarded XX/XX/XXXX. X/XX/XXXX borrower called to replace NSF. Last contact with borrower was X/XX/XXXX, making payment. Borrower unresponsive to most collection efforts.

REASON FOR DEFAULT:   RFD on X/XX/XXXX was excessive obligations.

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XX,XXX.XX at X%, modified P&I $XXX.XX, matures XX/X/XXXX.  No deferred balance.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found.

PROPERTY:   Unable to confirm current occupancy.  Loan originated as owner occupied.

437338212	5/1/2022	4/5/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	FL	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Borrower has authorized her daughter on the account. Borrower asked about an insurance refund in X/XXXX, and had an NSF payment that month. Borrower made phone payments in X/XXXX and X/XXXX, but had another NSF payments each month between X/XXXX and XX/XXXX. Reason for default was not discussed due to active bankruptcy. Borrower continued to make monthly payments, but in X/XXXX thought the loan had paid in full. Servicer approved a X-month forbearance plan due to a XXXXX impact in X/XXXX, hardship was not stated in the notes; borrower made payments during the plan. Co-borrower requested foreclosure status in X/XXXX, and disputed the escrow line for insurance after providing proof of HOI coverage. Escrow was added in error at time of BK filing, borrower requested a refund of all moneys applied to escrow during the BK; servicer response unknown. ATP requested a XXXXX plan extension in X/XXXX; servicer extended the plan another X months. ATP requested forbearance plan removal in X/XXXX. Servicer stopped accepting single payments in X/XXXX, as no active workout was on the account and funds were insufficient to reinstate. Servicer offered a XX-month repay plan in X/XXXX, but ATP submitted reinstatement funds in X/XXXX. Co-borrower requested auto-draft application in X/XXXX, and asked why account was still escrowed in X/XXXX; servicer corrected the issue, LPI had been added to the account. No further contact.

REASON FOR DEFAULT:  Unknown. Co-borrower is elderly.

MODIFICATION: N/A

FORECLOSURE:  Timeline was not provided. Stayed by BK filing in XXXX. XXXXX moratorium hold X/XX/XXXX. Borrower reinstated in X/XXXX. Motion to dismiss filed X/XX/XXXX, granted X/XX/XXXX.

BANKRUPTCY:  Chapter XX filed in XXXX (date unknown). Dismissed X/XX/XXXX. Discharged chapter X from XXXX, details were not provided.

PROPERTY: Owner occupied. No mention of property condition.
437338213	5/1/2022	4/15/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	CA	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Borrower tried to reinstate account in XX/XXXX and XX/XXXX but was denied due to not enough funds. No loss mit activity noted. Minimal contact with borrower, last contact on XX/XX/XXXX, borrower called to check on amount due and last payment received, no other details provided.

REASON FOR DEFAULT: Curtailment of income.

MODIFICATION: N/A.

FORECLOSURE: Loan referred to FC on XX/XX/XXXX, FC closed on XX/XX/XXXX due to reinstatement. No other FC activity noted.

BANKRUPTCY: No BK activity found.

PROPERTY: Owner occupied as of XX/XX/XXXX. Property designated as part of XXXXXdisaster area for CA XXXXXs as of XX/XX/XXXX, no property damage noted. No other property issues noted.
437338214	4/1/2022	3/15/2022	DELQ	XXXXX	XXXXX	No	XXXXX	XXXXX	NC	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: X/X/XXXX RFD was medical expenses and commitment to bring loan current within X weeks, which was not kept. Loan brought current in X/XXXX. X/XX/XXXX borrower's hours reduced due to XXXXX. X month XXXXX FB approved. XX/XX/XXXX hardship continues and requested extension of FB. No loss mitigation package submitted. X/XX/XXXX borrower called for options. Complete loss mitigation package received X/XX/XXXX. Additional X month XXXXX FB approved. X/XX/XXXX XXXXX deferral approved for XX months and boarded X/XX/XXXX. X/XX/XXXX borrower called to confirm status of loan. X/XX/XXXX borrower called to see if check had been returned, servicer had no record of it yet, but pay history shows returned check No RFD or commitment to replace check when returned. Borrower unresponsive to most collection efforts.

REASON FOR DEFAULT:   RFD was consistently been borrower illness, medical expenses and co-borrower not working.  X/XX/XXXX  RFD hours cut due to XXXXX.

MODIFICATION: IO TEMP EXPIRED, first pay due X/X/XXXX, modified balance $XX,XXX.XXat X.XXX% for X years, modified IO payment $XXX.XX, matures XX/X/XXXX. No deferred balance. Two year interest only modification and then revert to terms of the fixed rate note.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found.

PROPERTY:   Unable to confirm current occupancy.  Loan originated as owner occupied.

437338218	5/1/2022	4/15/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	OH	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Last contact XX/XX/XXXX with borrower promising to pay. The borrower was looking for assistance in XX/XXXX but managed to bring the loan current without any assistance.

REASON FOR DEFAULT: Latest Reason for Default (XX/XX/XXXX) was curtailment of income.

MODIFICATION: Loan has been modified most recently in XXXX. NON-HAMP, first pay due XX/XX/XXXX, modified balance $XX,XXX.XX at X.XXX% for XX years, modified P&I $XXX.XX, matures XX/XX/XXXX.  Deferred balance iao $XX,XXX.XX of which $XX,XXX.XX is eligible for forgiveness.

FORECLOSURE: No FC activity found

BANKRUPTCY: Chapter X Bankruptcy was filed on XX/XX/XXXX and was discharged without reaffirmation XX/XX/XXXX.

PROPERTY: No property issues noted.

437338221	5/1/2022	4/1/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	TX	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: There was no contact with borrower throughout contested foreclosure action until May XXXX request for modification. Complete package submitted July XXXX, hardship and financials are not noted. Trial completed iao $XXXX Sep XXXX-Feb XXXX, final docs were rejected due to notary error, reissued multiple times and resolved Oct XXXX. Borrower maintained contact through mod completion and has paid timely since March XXXX, though funds were not cleared from suspense until Oct-Nov XXXX. Last contact XX/X/XXXX inquiry about billing statement.

REASON FOR DEFAULT: Unknown

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $,XXXX.XX matures XX/X/XXXX, $X deferred balance.

FORECLOSURE: Motion for judgment was filed on contested foreclosure prior to review period, no progress on case until judgment granted at hearing X/X/XXXX. Order allowing sale signed X/XX/XXXX,

BANKRUPTCY: No BK activity found.

PROPERTY: Property is owner occupied.  No property issues noted.

437338224	4/1/2022	3/25/2022	BK13	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	GA	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Borrower asked why a western union payment was returned in XX/XXXX, and reported a XXXXX hardship in X/XXXX.

REASON FOR DEFAULT:  XXXX: unknown. XXXX: XXXXX impact-borrower unemployment

MODIFICATION: Loan has been modified X time, in XXXX. HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXX.XX, matures X/X/XXXX. No deferred amounts noted.

FORECLOSURE:  Timeline was not provided; stayed by BK. XXXXX moratorium hold from X/XX/XXXX to X/X/XXXX, but BK stay remains active.

BANKRUPTCY:  X) Chapter XX filed in XXXX (date unknown). MFR filed X/XX/XXXX; agreed order entered at hearing on X/XX/XXXX. Servicer approved a X-month forbearance plan in X/XXXX, and court approval was requested in X/XXXX (plan modification). Case remains active. X) Chapter XX filed X/XX/XXXX, resolution unknown.

PROPERTY: Owner occupied. No mention of property condition.

437338225	6/1/2022	4/29/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	PA	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Loan was modified in X/XXXX rolling the due date from X/X/XXXX to XX/X/XXXX. Borrower made only X payment in X/XXXX and then was approved for a repayment plan on X/XX/XXXX, no payments made. X/X/XXXX borrower called for status of repayment plan and promised down payment and X payment, which was not kept. X/XX/XXXX borrower called for options, RFD, illness. Complete loss mitigation package received XX/XX/XXXX. XX/XX/XXXX, modification approved with $X,XXX.XX down payment, borrower did not have funds. XX/XX/XXXX approved Stip plan with down payment of $X,XXX.XX and X payments of $XXX.XX, starting X/X/XXXX. XX/XX/XXXX borrower disputed amount past due. X/X/XXXX borrower advised did not have the funds for the approved stip plan, had tried to borrow funds from family and various agencies. Plan cancelled X/X/XXXX. X/XX/XXXX borrower called for options, advised would file BK. X/XX/XXXX borrower called to advise unable to file BK as courts closed due to XXXXX. X/XX/XXXX borrower requested loss mitigation package. Incomplete package received X/XX/XXXX. Complete package received X/XX/XXXX. Stip plan approved XX/X/XXXX with no down payment and X payments of $XXX.XX starting XX/X/XXXX. Stip payments made and loan modification approved and boarded X/X/XXXX. X/XX/XXXX borrower called to confirm modification boarded. Only contact with borrower since modification has been making payments. Last contact X/XX/XXXX, making on-line payment. Most communication has been with daughter who is authorized on the loan.

REASON FOR DEFAULT:  Only RFD was in X/XXXX, illness.    Borrower is on a fixed income.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X%, modified P&I $XXX.XX, matures/ X/X/XXXX.  No deferred balance.

FORECLOSURE:   Active foreclosure prior to the X/XXXX modification.   Foreclosure dismissed in X/XXXX.  Unable to determine steps of foreclosure.   Referred to foreclosure X/XX/XXXX.  First legal XX/X/XXXX.  Service completed X/XX/XXXX.    Placed on loss mitigation hold XX/XXXX and released X/X/XXXX.  New complaint prepared and filed X/XX/XXXX.   Foreclosure dismissed after modification was boarded X/X/XXXX.

BANKRUPTCY: No BK activity found.

PROPERTY:   Unable to confirm current occupancy.  Loan originated as owner occupied.

437338229	5/1/2022	4/1/2022	CURR	XXXXX	XXXXX	Yes	XXXXX	XXXXX	TN	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Loan was delinquent in XXXX as borrower indicated he was held captive in Jordan for X months. File was referred for FC XX/XX/XXXX and borrower filed CHXX BK X/X/XXXX. Borrower deceased in November XXXX due to XXXXXXX, however, unable to verify exact DOD. Copy of death cert and will provided to servicer with XXXXX (wife) listed as Executor. Unable to verify if will has completed probate. Servicer denied forbearance and loan was reinstated X/XXXX. Loan has been paid as agreed since the reinstatement. The borrower wife and daughter have been cooperative with the servicer with last contact X/XX/XXXX regarding reinstatement payment.
REASON FOR DEFAULT: Borrower death and income curtailment
MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X.XX% for XX years, modified P&I $XXX.XX, matures/expires X/X/XXXX.  No deferred balance noted.
FORECLOSURE: Inactive FC.  FC referral XX/XX/XXXX, Compliant filed XX/XX/XXXX.  FC closed X/XX/XXXX upon loan reinstatement.
BANKRUPTCY: CHXX BK filed X/X/XXXX; POC filed X/XX/XXXX, however, unable to verify POC amount.  Trustee paid XX month plan paying $XXX.  BK dismissed X/XX/XXXX
PROPERTY:  Unable to verify property occupancy.  No damages noted.
TITLE ISSUES: One borrower is deceased, spouse/co-borrower is heir. Unable to verify if probate has been completed.
437338243	4/22/2022	3/20/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	MO	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Contact history begins X/XXXX, credit reporting dispute was received; resolved noting reporting accurate. Co-borrower inquired about trial mod on X/XX/XX and was advised that it was completed and that the final mod terms were not negotiable and has the option to fully reinstate the loan. Borrower completed a X trial payments of $X,XXX beginning XX/XX/XX, ending X/XX/XX with a down payment received on XX/XX/XX for $X,XXX. Loan was modified effective X/XX/XX and processed in X/XXXX. Pre-FC letter loss mit letter was sent on XX/XX/XX. Co-borrower stated in X/XXXX that she finished divorce and received QCD and that her father would be helping her with $X,XXX in X/XXXX; also stated RFD was due to costs associated with X daughters, illness, tuition costs and the legal costs associated with the divorce. Repayment plan was discussed in X/XXXX; co-borrower stated they had $XK for down payment and that her job might go to reduced hours or be laid off. Repayment plan was cancelled on X/XX/XX due to non-performance. Mod review was initiated but cancelled on X/X/XX due to incomplete package. X month trial plan approved effective X/XX/XX was completed; loan modified effective XX/XX/XX. Co-borrower stated in XX/XXXX that she takes care of elderly parents as the reason for delinquency and would bring the loan current. Payment was returned in XX/XXXX due to nsf. Repayment plan was set up for X payments ending X/XX/XX but was broken on X/X/XX. Last contact was on X/XX/XX, co-borrower scheduled a payment. Loan is current.

REASON FOR DEFAULT: Illnesses in the family, divorce, tuition.

MODIFICATION: NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX at X% for XX years, modified P&I $XXX, matures/expires XXXX. Deferred balance iao $X of which $X is eligible for forgiveness.

FORECLOSURE: File was referred to FC on X/X/XXXX. File was placed on XXXXX-XX hold on X/XX/XXXX. FC stopped in XX/XXXX due to modification.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found. Property appears to be owner occupied.

437338245	5/19/2022	4/29/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	WY	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Active stip plan as of the start of the comments on X/XX/XXXX. Plan payments made and modification boarded X/X/XXXX. X/X/XXXX borrower called for status of modification and how to make payments. X/XX/XXXX borrower called to advise sending payment, RFD laid off due to XXXXX. X/X/XXXX still unemployed but expecting to return to work. Borrower never applied for any XXXXX loss mitigation. Last contact was X/XX/XXXX, making on-line payment.

REASON FOR DEFAULT:   X/XX/XXXX RFD was unemployed due to XXXXX.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X%, modified P&I $XXX.XX, matures X/XX/XXXX.  No deferred balance.

FORECLOSURE:   Active foreclosure as of the start of the comments on X/XX/XXXX.  Foreclosure dismissed when modification boarded.

BANKRUPTCY: No BK activity found.

PROPERTY:   Unable to confirm current occupancy.  Loan originated as owner occupied.

437338256	5/2/2022	4/16/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	GA	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: There is little borrower contact throughout XXXX delinquency, hardship due to income curtailment. XXXXX assistance requested Mar XXXX due to work impact, FB approved April XXXX was extended through Mar XXXX, ongoing hardship due to child out of school, death in family, and borrower illness. Borrower advised hardship was resolved May XXXX; account remains current since deferral June XXXX. Last contact X/XX/XXXX, borrower kept promise to make payment by end of month.

REASON FOR DEFAULT: Income curtailment, XXXXX impact

MODIFICATION: Expired TEMP, first pay due XX/X/XXXX, modified balance $XX,XXX.XX at X.XXX% for X years then return to note rate, modified P&I $XXX.XX, expires X/X/XXXX, matures XX/X/XXXX. $XX,XXX.XX deferred balance is not eligible for forgiveness.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Property is owner occupied.  No property issues noted.

437338257	5/1/2022	4/27/2022	CURR	XXXXX	XXXXX	Yes	XXXXX	XXXXX	SC	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: primaryborrower is deceased, DOD X/XX/XXXX, remaining borrower is disabled after suffering a brain injury on the job. Last contact with borrower was X/XX/XXXX when they called to cancel a scheduled payment due to SSI not arriving on time.

REASON FOR DEFAULT: Death of borrower, co-borrower on fixed income.

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X.X%, modified P&I $XXX.XX, matures XX/X/XXXX.  Deferred balance iao $XX,XXX.XX which is not eligible for forgiveness.

FORECLOSURE: N/A

BANKRUPTCY: BKXX filed in XXXX, discharged XX/X/XXXX.

PROPERTY: Subject noted as vacant in X/XXXX. Unknown current occupancy.
437338258	5/1/2022	4/14/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	MA	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: XX/XX/XXXX borrower was not aware they were delinquent. X/XX/XXXX borrower inquired about loss mitigation, RFD was increase in property taxes. X/XX/XXXX borrower lost Xnd job due to XXXXX, but never submitted loss mitigation package. X/XX/XXXX, back to work. X/XX/XXXX servicer returned $X,XXX.XX as insufficient to reinstate. XX/X/XXXX only one job and having trouble making payments, complete loss mitigation package received XX/XX/XXXX. Stip to modification approved with down payment of $X,XXX.XX due X/XX/XXXX and then X payments of $X,XXX.XX starting X/X/XXXX, no payments received and on X/XX/XXXX borrower advised could not afford payments. X/XX/XXXX borrower interested in short sale. Unable to determine source of reinstatement funds. Last contact was X/XX/XXXX, making payment.

REASON FOR DEFAULT:   RFD has always related to insufficient income.   Borrower works X jobs and income reduced due to XXXXX.

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $X,XXX.XX, matures XX/X/XXXX.  No deferred balance.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found

PROPERTY:   Unable to confirm current occupancy.   Loan originated as owner occupied.

437338264	5/1/2022	4/9/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	CA	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Borrower completed a trial plan approved by prior servicer Aug XXXX, hardship and financials are not noted. Account was performing post-mod until request for XXXXX assistance April XXXX due to work impact, FB approved May XXXX was extended to Oct XXXX. Borrower was unresponsive after expiration until request for additional assistance Jan XXXX due to continued unemployment, FB approved Mar XXXX was extended through Nov XXXX. Borrower confirmed hardship ended Nov XXXX and remains current since deferral, last contact X/XX/XXXX for phone payment.

REASON FOR DEFAULT: XXXXX unemployment

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXXX.XX, matures X/X/XXXX, $X deferred balance.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Property is owner occupied.  No property issues noted.

437338271	5/1/2022	3/29/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	NJ	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Last borrower contact X/XX/XXXX when borrower made a phone payment. Servicer has attempted to contact borrower since with no success. the last attempt to contact borrower was on X/XX/XXXX and there was no answer. No Loss Mit activity since loan modified. Borrower was on a X month Stip to modification plan that started X/X/XXXX and ended XX/X/XXXX at $X,XXX monthly. plan completed and loan modified.

REASON FOR DEFAULT: RFD is unknown.

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX at X.X% for XX years, modified P&I $XXX, matures XX/X/XXXX. No Deferred balance or debt forgiveness.

FORECLOSURE: FC comments started X/XXXX showing FC on hold for BK Loss Mit Mod and again on X/XX/XXXX for XXXXX-XX XXXXX. FC file closed X/XX/XXXX after BK Mod approved and loan terms adjusted.

BANKRUPTCY: Comments started X/XXXX with loan in active BK chapter XX. BK filing date is unknown. Comments on XX/XX/XXXX indicated there was an order granting motion to approve loan modification. Plan confirmed X/XX/XXXX for BK Cramdown and BK closed X/X/XXXX. There was a court delay obtaining the approved order causing Mod payments not to post until X/XXXX.

PROPERTY: Current occupancy status was last noted on X/X/XXXX as owner occupied. Property condition was not provided.

437338272	5/1/2022	4/11/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	NV	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins X/X/XXXX. Prior loan Mod workout completed XX/X/XXXX; details of workout not provided. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Borrower called X/X/XXXX to review payments behind; requested pay history. Payment returned to borrower XX/X/XXXX; not enough to reinstate. Borrower noted XX/X/XXXX to dispute past due amount. Servicer requested proof of payment X/XX/XXXX. Borrower stated X/XX/XXXX account should not have been escrowed; causing short payments. Reinstatement funds confirmed X/XX/XXXX. Borrower inquired about hazard insurance cancellation letter X/XX/XXXX. Borrower inquired about escrow X/XX/XXXX; servicer advised hazard not included in escrow. Borrower called XX/X/XXXX to change mailing address.

REASON FOR DEFAULT: Hardship not provided.

MODIFICATION: Per seller data, loan was modified XX/X/XXXX.  Agreement unavailable for review; unable to confirm terms.

FORECLOSURE: Loan referred for FC X/X/XXXX.  XXXXX-XX FC hold placed X/XX/XXXX. FC action closed/billed X/XX/XXXX due to reinstatement.

BANKRUPTCY: No BK activity found.

PROPERTY: Property is owner-occupied. No property damage noted.

TITLE ISSUES: Title issue noted X/XX/XXXX due to prior lien of record; $XXX.XXX recorded X/X/XXXX. Title claim filed X/XX/XXXX. Title claim acknowledged X/XX/XXXX. Indemnification letter issued X/XX/XXXX. Current search indicates a single open mortgage. No reference in search to XXXX mortgage. No open liens noted.
437338277	5/1/2022	4/8/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	NJ	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: X/XX/XXXX borrower out of BK and both him and his wife lost income due to XXXXX. XX/X/XXXX borrower back to work, but could get laid off again. XXXXX FB approved X/XXXX to XX/XXXX. XX/XX/XXXX borrower unemployed and requesting extension of XXXXX FB plan. FB extended for a total on X months ending X/XX/XXXX. Borrower submitted incomplete loss mitigation package X/X/XXXX. Complete package received X/X/XXXX. Modification was denied and a XXXXX deferral for XX months was approved and boarded. Last contact with the borrower was X/X/XXXX, making payment. Borrower called on a regular basis to follow up on loss mitigation.

REASON FOR DEFAULT:   First RFD was X/XX/XXXX, due to BK and was unemployment due to XXXXX.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $X,XXX.XX, matures X/X/XXXX.  Deferred balance iao $XX,XXX.XX is not eligible for forgiveness.  Loan has been modified at least X times.

FORECLOSURE: No FC activity found.

BANKRUPTCY:  BKXX, unable to determine filing date.   Servicer filed motion for relief and agreed order for X payments of $X,XXX.XX, ending X/X/XXXX.  Dismissed X/X/XXXX.

PROPERTY:   Unable to confirm current occupancy.  Originated as owner occupied.

437338286	5/18/2022	4/15/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	NE	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins X/XX/XXXX. Prior loan Mod workout completed X/XX/XXXX; details of workout not provided. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Borrower requested Mod workout X/X/XXXX. Borrower called XX/XX/XXXX to make payment. Borrower stated X/XX/XXXX unable to come up with past due amount. Borrower stated X/X/XXXX wanting to apply for Mod. Borrower hardship noted X/XX/XXXX. Loan reinstated X/X/XXXX. Borrower inquired about corp advance fees X/X/XXXX. Borrower advised of late fees/credit reporting X/XX/XXXX. Borrower stated X/XX/XXXX impacted by XXXXX. Last contact X/XX/XXXX.

REASON FOR DEFAULT: Excessive obligations. Curtailment of income.

MODIFICATION: TEMP MOD EXPIRED first pay due X/XX/XXXX, modified balance $XX,XXX.XX at X.X%, modified P&I $XXX.XX for X years, matures X/XX/XXXX.  Deferred balance iao $XX,XXX.XX which is not eligible for forgiveness.

FORECLOSURE: No FC activity found. XXXXX-XX FC hold placed X/XX/XXXX.

BANKRUPTCY: Loan noted to be in active BKXX at start of history; details of filing not provided. BKXX discharged X/X/XXXX.

PROPERTY: Property is owner-occupied. No property damage noted.

437338287	5/1/2022	4/12/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	FL	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: A doorknocker was unable to make contact in XX/XXXX. Servicer solicited a trial mod plan in XX/XXXX; borrower accepted the offer by returning a signed trial agreement in X/XXXX. Modification was completed in X/XXXX. Borrower made only one payment before defaulting. No contact despite dialer attempts. Borrower reinstated in XX/XXXX, and again in X/XXXX.

REASON FOR DEFAULT:  Unknown

MODIFICATION: Loan has been modified X times, most recently in XXXX. NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX at X% for XX years, modified P&I $XXX.XX, matures X/X/XXXX.  Deferred balance iao $XX,XXX.XX is not eligible for forgiveness.

FORECLOSURE:  Attorney was waiting for an LNA in X/XXXX, first legal had not been filed. XXXXX moratorium started X/XX/XXXX. Modification was completed in X/XXXX.

BANKRUPTCY:  No BK activity found

PROPERTY: Owner occupied. No mention of property condition.
437338292	5/27/2022	4/29/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	PA	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Borrower applied for mod assistance in X/XXXX, but was denied in X/XXXX; reason for denial is unknown. Borrower reinstated in X/XXXX. Borrower gave a promise to pay in X/XXXX. No further contact despite dialer attempts.

REASON FOR DEFAULT:  Unknown

MODIFICATION: Loan has been modified X times, most recently in XXXX. TEMP EXPIRED, first pay due X/XX/XXXX, modified balance $XX,XXX.XX at X% for X years, modified P&I $XXX.XX, expires X/XX/XXXX, matures X/XX/XXXX.  Deferred balance iao $XX,XXX.XX is not eligible for forgiveness.

FORECLOSURE:  Timeline was not provided prior to X/XXXX. Loss mit hold X/X/XXXX. Borrower reinstated X/XX/XXXX. Motion to dismiss filed X/XX/XXXX, granted X/X/XXXX.

BANKRUPTCY:  No BK activity found

PROPERTY: Owner occupied. No mention of property condition.
437338293	5/1/2022	4/14/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	PA	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Borrower reinstated in X/XXXX, and paid two months ahead in X/XXXX. Borrower requested a billing statement in X/XXXX. Borrower requested a mod application in XX/XXXX. Door knocker made contact in X/XXXX; borrower applied for mod assistance later that month. Servicer approved a X-month trial mod plan in X/XXXX; borrower made trial payments through phone pay. Modification was completed in XX/XXXX; borrower made a phone payment in XX/XXXX. No contact again until X/XXXX, when borrower requested a one-month deferment due to unexpected expenses; borrower didn't make a payment that month, but reinstated in X/XXXX. In X/XXXX, borrower requested a one-month deferment, but servicer offered a X-month repay plan; borrower declined. Hardship was ongoing, and servicer offered another repay plan in XX/XXXX and X/XXXX, both of which borrower also declined. Last contact was a phone payment in X/XXXX.

REASON FOR DEFAULT:  XXXX: unemployment for over two years, excessive obligations (daughter's tuition). XXXX: home repairs, co-borrower unemployment (not related to XXXXX), car repairs

MODIFICATION: Loan has been modified X times, most recently in XXXX. NON-HAMP, first pay due XX/X/XXXX, modified balance $XX,XXX.XX at X% for XX years, modified P&I $XXX.XX, matures X/X/XXXX. No deferred amounts noted.

FORECLOSURE:  Referred X/X/XXXX. XXXXX moratorium hold started X/XX/XXXX. Modification was completed in XX/XXXX, action was closed.

BANKRUPTCY:  No BK activity found

PROPERTY: Owner occupied. No mention of property condition.

TITLE ISSUES: Notes is X/XXXX mention a title issue; details were not provided. Title claim filed X/X/XXXX. Issuer acknowledged the claim X/XX/XXXX. Satisfaction/release provided X/X/XXXX; title issue resolved. X) A judgment holder (municipal/senior lien) was taking the loan to foreclosure sale in X/XXXX; attorney received a notice of sale on X/XX/XXXX. Notes don't state whether lien was paid. X/XX/XXXX current search indicates no open liens.
437338294	4/30/2022	4/4/2022	BK13	XXXXX	XXXXX	No	XXXXX	XXXXX	CA	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Borrower is performing under the plan with occasional contact or payments or account inquiry, no hardship or loss mitigation is noted. Account has been contractually current since Aug XXXX, last contact X/XX/XXXX for phone payment.

REASON FOR DEFAULT: Unknown

MODIFICATION: Per seller loan was modified XX/XX/XXXX, copy is missing.

FORECLOSURE: No FC activity found

BANKRUPTCY: BKXX filed XX/XX/XXXX, discharged X/X/XXXX. Current BKXX filed on unknown date, objection to plan filed X/XX/XXXX. No further updates are noted re: plan confirmation or POC; all docs in file are for XXXX BK.

PROPERTY: Property is owner occupied.  No property issues noted.

437338300	5/13/2022	4/8/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	MO	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: X/XX/XXXX borrower defaulted on repayment plan that was in place as of the start of the comments on X/XX/XXXX, but sent in $X,XXX.XX, borrower was reviewed for new XX repayment plan, but payments were too high. Borrower to submit loss mitigation package and funds were returned. X/X/XXXX borrower called to discuss options, income reduced, has already borrowed maximum from XXXK. Borrower approved for repayment plan on X/XX/XXXX as co-borrower returning to work. Plan for X months with payments of $X,XXX.XX. X/X/XXXX borrower approved for X month XXXXX FB. XX/X/XXXX incomplete loss mitigation package received. XX/X/XXXX co-borrower called, separated from borrower and not contributing to payment. X/X/XXXX co-borrower promised to reinstate, which was done, unable to determine source of funds. X/X/XXXX co-borrower in the house and making the payments. XX/XX/XXXX discussed loss mitigation options. Last contact with borrower was X/XX/XXXX, requesting copy of loan documents.

REASON FOR DEFAULT:   X/XX/XXXX RFD was illness of co- borrower and unable to work.  X/XX/XXXX RFD, unemployment.    X/X/XXXX RFD, both borrowers were out of work for X months due to XXXXX, returned to work X/X/XXXX.  XX/X/XXXX RFD marital difficulties.

MODIFICATION: STEP, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X.XXX% for X years, modified P&I $XXX.XX, matures XX/XX/XXXX.  Deferred balance iao $XX,XXX.XX is not eligible for forgiveness.

FORECLOSURE:  Referred to attorney X/XX/XXXX, cancelled when repayment plan was put in place in X/XXXX.

BANKRUPTCY: No BK activity found.

PROPERTY:   Per co-borrower on X/X/XXXX, she is occupying property.

TITLE ISSUES:  Title issue identified X/XX/XXXX, title claim recommended. Senior lien of record. Title claim filed X/XX/XXXX. X/XX/XXXX title company issued indemnification.X/XX/XXXX No open liens on current search.

OTHER: Modification shows payment amount of $XXX.XX, current P&I is $XXX.XX. Reduction of payment likely due to prin curtailments made prior to rate adjust, as shown on pay history.
437338306	5/1/2022	4/29/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	KS	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Borrower applied for mod assistance using a third party in X/XXXX. Servicer approved a X-month trial mod plan that month. Borrower didn't pay on the trial plan; notes don't mention whether borrower declined the plan or defaulted on the plan; on X/XX/XXXX notes state an agreement was not returned. Borrower's attorney submitted a new mod package in X/XXXX. Servicer approved another X-month trial mod plan in X/XXXX. Borrower called in X/XXXX, but servicer was unable to speak with her due to the litigation flag on the account. No further contact. Servicer sent a mod denial letter X/XX/XXXX as borrower didn't return a signed agreement. Investor approved re-opening of the mod offer to allow borrower time to execute the agreement; the modification was completed in X/XXXX with an effective date of XX/XXXX.

REASON FOR DEFAULT:  Unknown

MODIFICATION: Loan has been modified X times, most recently in XXXX. NON-HAMP, first pay due XX/X/XXXX, modified balance $XX,XXX.XX at X.XX% for XX years, modified P&I $XXX.XX, matures X/X/XXXX. No deferred amounts noted.

FORECLOSURE:  Timeline prior to X/XXXX was not provided; attorney was waiting for an allonge, received X/X/XXXX. Service completed X/XX/XXXX. Junior lien filed a general denial answer X/XX/XXXX. Loan moved to litigation status. MSJ filed X/X/XXXX. Loss mit hold X/XX/XXXX, and XXXXX moratorium hold X/XX/XXXX. Modification completed in X/XXXX. Motion to dismiss granted X/XX/XXXX.

BANKRUPTCY:  No BK activity found

PROPERTY: Owner occupied. No mention of property condition.
437338307	4/24/2022	4/1/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	OH	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins X/X/XXXX. Prior loan Mod completed X/XX/XXXX; details of workout not provided. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Borrower stated X/X/XXXX paid at end of each month. X-month FB offered X/XX/XXXX from X/XX/XXXX to X/XX/XXXX; borrower stated had other expenses. Borrower called XX/XX/XXXX to confirm payment; X-month FB offered XX/XX/XXXX from XX/XX/XXXX to XX/XX/XXXX. Plan broken XX/X/XXXX; paid less than due. Borrower stated XX/XX/XXXX only to make X-payment; servicer advised not eligible for repayment; negative surplus income. Borrower again stated X/X/XXXX had other expenses. Borrower stated X/X/XXXX will continue to make payments. Payment arrangements made XX/X/XXXX from XX/X/XXXX to XX/XX/XXXX; kept XX/XX/XXXX. Borrower stated X/XX/XXXX impacted by XXXXX. X-month special FB offered X/X/XXXX from X/X/XXXX to X/X/XXXX. Borrower stated X/XX/XXXX had to take care of family. Last contact X/X/XXXX to make payment.

REASON FOR DEFAULT: Curtailment of income. Excessive obligations.

MODIFICATION: NON-HAMP, first pay due X/XX/XXXX, modified balance $XX,XXX.XX at X.X%, modified P&I $XXX.XX, matures X/XX/XXXX.  Deferred balance iao $XX,XXX.XX which is not eligible for forgiveness.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Property is owner-occupied. No property damage noted.

437338308	5/1/2022	4/8/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	LA	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: First contact was X/XX/XXXX with Xrd party, RFD was curtailment of income and promised payment, which was kept. X/XX/XXXX RFD wasXXXXXfroze accounts, promised X payment, which was kept. RFD on XX/XX/XXXX was illness of wife. X/XX/XXXX RFD was off work due to back injury. X/XX/XXXX still off work and called to discuss options. Incomplete loss mitigation package received XX/XX/XXXX. Servicer returned $X,XXX.XX on X/XX/XXXX as insufficient to reinstate. Never submitted complete package, but called on X/X/XXXX requesting XXXXX assistance as had been ill with XXXXX. XXXXX deferral completed X/XX/XXXX for XX months. XX/XX/XXXX borrower called to discuss loss mitigation options, RFD ill due to XXXXX. XX/XX/XXXX discussed loss mitigation options. Last contact with the borrower was X/X/XXXX making on-line payment.

REASON FOR DEFAULT:   Borrower has provided a number of RFDs, curtailment of income,XXXXXfroze accounts, off work due to injury and XXXXX.

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X.XX%, modified P&I $X,XXX.XX, matures X/X/XXXX.  Deferred balance iao $X,XXX.XX is not eligible for forgiveness.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found.

PROPERTY:   Unable to confirm current occupancy.  Loan originated as owner occupied.

437338310	5/1/2022	4/1/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	MA	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Modification completed in X/XXXX. Borrower was on an active mod trial plan, confirmed payment had been mailed in X/XXXX. Modification was completed in X/XXXX. Borrower defaulted two months later. Borrower gave a promise to pay in XX/XXXX, and reapplied for mod assistance in XX/XXXX. Servicer declined a modification; reason unknown. Co-borrower declined a XX-month repay plan as not affordable in X/XXXX. Borrower requested a mod application in X/XXXX. Borrower reapplied for mod assistance in XX/XXXX, and servicer approved a X-month trial mod plan in X/XXXX. Borrower made a plan payment through phone pay in X/XXXX and X/XXXX. Modification was completed in X/XXXX. Co-borrower asked about a payment increase in XX/XXXX; increase was due to an escrow shortage. Co-borrower was advised to contact tax office to apply for a discount as borrower was a disabled veteran. No further contact.
REASON FOR DEFAULT:  XXXX: unknown. XXXX: borrower not paid for a few months, works as a XXXXXX; spouse didn't have self employment income
MODIFICATION: Loan has been modified X times, most recently in XXXX. NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $X,XXX.XX, matures X/X/XXXX. No deferred amounts noted.
FORECLOSURE:  No FC activity found
BANKRUPTCY:  Chapter XX filed X/X/XXXX. POC filed X/X/XXXX. Plan confirmed XX/XX/XXXX. Case was dismissed X/XX/XXXX.
PROPERTY: Owner occupied. No mention of property condition.
437338314	5/1/2022	4/30/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	OH	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Contact history begins X/XXXX. Borrowers struggle to make payments on the loan but able to bring the loan current. Borrower stated in X/XXXX that her husband and daughter were in the hospital and that they want to stay in the property and has mailed a payment iao $XK and was advised that there was no payment plan in place and payment may be returned; borrower then stated that no one ever helps them and requested repayment plan, noting that she would pay $XK a month and would call back to do the financials. Repayment plan was set up on X/XX/XX, ending X/XX/XX. Repayment plan was cancelled on XX/XX/XX for non-performance. Borrower stated on X/X/XX that RFD was due to husband's hours were cut due to XXXXX-XX but declined assistance, noting that she would be able to make X payments; borrower was advised loan was X payments due. Borrower was able to bring the loan current in XX/XXXX but fell behind again after X/XXXX. Borrower opted out of loss mit options in XX/XXXX (last contact). Loan has remained current since X/XXXX.

REASON FOR DEFAULT: Curtailment of income due to XXXXX-XX, family illness (medical expenses), excessive obligations and reduction in income.

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX at X% for XX years, modified P&I $X,XXX, matures/expires XXXX. Deferred balance iao $X of which $X is eligible for forgiveness.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found. Property verified as owner occupied in XX/XXXX.

437338317	3/28/2022	3/7/2022	DELQ	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	OH	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Comments begin May XXXX with foreclosure on hold for loss mitigation. Borrower completed a trial with prior servicer and continued trial payments throughout delay in final mod docs and court approval, completed Sep XXXX. There is occasional contact throughout last X years of chronic delinquency, no hardship details provided or loss mitigation requested. Most recent reinstatement posted Mar XXXX, last contact X/X/XXXX for payment.

REASON FOR DEFAULT: Excessive obligations

MODIFICATION: NON-HAMP, first pay due X/XX/XXXX, modified balance $XX,XXX.XX at X% for XX years, modified P&I $XXX.XX, matures X/XX/XXXX. $XXXX.XX deferred balance is not eligible for forgiveness.

FORECLOSURE: FC initiated prior to review period was dismissed after modification.

BANKRUPTCY: No BK activity found

PROPERTY: Property is owner occupied.  No property issues noted.

437338318	4/30/2022	4/29/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	OK	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Co-borrower made a phone payment in X/XXXX and X/XXXX; borrower mentioned a hardship but didn't request payment assistance. Sporadic contact continued, only during phone payments. No contact in XXXX until borrower gave a promise to pay in X/XXXX. Only contact over the rest of XXXX was during phone payments. Borrower made monthly phone payments between X/XXXX and X/XXXX, and confirmed hardship was ongoing during phone payments in X/XXXX and X/XXXX. No contact between XX/XXXX and when borrower requested a payoff quote in X/XXXX.

REASON FOR DEFAULT:  Excessive obligations, only paid once a month. XXXX and XXXX: co-borrower illness and medical bills, borrower on SSI

MODIFICATION: Loan has been modified X time, in XXXX. NON-HAMP, first pay due X/XX/XXXX, modified balance $XX,XXX.XX at X% for XX years, modified P&I $XXX.XX, matures XX/XX/XXXX.  Deferred balance iao $X,XXX.XX is not eligible for forgiveness.

FORECLOSURE:  No FC activity found

BANKRUPTCY:  No BK activity found

PROPERTY: Owner occupied. No mention of property condition.
437338321	5/2/2022	4/4/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	MS	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: X/X/XXXX borrower trying to raise funds to bring loan current, which he did in X/XXXX and was current until XX/XXXX. XX/X/XXXX incomplete loss mitigation package. X/XX/XXXX borrower can only afford $XXX.XX per month. X/XX/XXXX borrower called for status and amount due, no RFD. Last contact was X/X/XXXX, making on-line payment. Borrower is non response to collection efforts, struggling to make payments and appears to send what they can when they can.

REASON FOR DEFAULT:   X/X/XXXX RFD was medical and disabled.  X/X/XXXX RFD, wife in hospital, son in jail.

MODIFICATION: TEMP MOD EXPIRED,  first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for X years, modified P&I $XXX.XX, matures X/X/XXXX.  No deferred balance.  At the end of the X years terms revert back to ARM note.

FORECLOSURE: Active foreclosure as of the beginning of the comments on X/X/XXXX, on hold for loss mitigation.  Foreclosure was cancelled when borrower brought loan current in X/XXXX.

BANKRUPTCY: No BK activity found.

PROPERTY: Unable to confirm current occupancy. Loan originated as owner occupied.
437338332	5/1/2022	3/28/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	NJ	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: No phone contact with borrower. A door knocker made three attempts in X/XXXX, and reached borrower's son on the Xrd attempt. Funds received in X/XXXX were returned to borrower as insufficient to reinstate. Borrower accepted a repay plan in X/XXXX, but broke the plan the following month. Borrower provided a reason for default in X/XXXX, but didn't request payment assistance. Borrower made a partial reinstatement in X/XXXX, and fully reinstated the following month, but then stopped paying and didn't have any contact with servicer. No contact until X/XXXX, when servicer returned funds to borrower as insufficient to reinstate. Borrower mentioned a XXXXX hardship in X/XXXX, but declined payment assistance and reinstated that month. Borrower made a phone payment in X/XXXX; no further contact.

REASON FOR DEFAULT:  XXXX: Excessive obligations. XXXX: XXXXX impact, reduced work hours

MODIFICATION: Loan has been modified X time, in XXXX. NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X.XX% for XX years, modified P&I $XXX.XX, matures X/X/XXXX. No deferred amounts noted.

FORECLOSURE:  No FC activity found

BANKRUPTCY:  No BK activity found

PROPERTY: Non-owner occupied. No mention of property condition.

437338337	5/1/2022	4/8/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	FL	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Account is chronic delinquent for the last X years. Borrower declined assistance throughout XXXX, hardship due to son's private school tuition and other expenses. XXXXX assistance requested due to loss of work, FB approved April XXXX was extended through Nov XXXX. Borrower made some payments throughout the plan and continues to decline loss mit options since expiration. Account has been current since fully reinstated Jan XXXX, last contact X/XX/XXXX for payment.

REASON FOR DEFAULT: Excessive obligations, income curtailment

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X.XXX% for XX years, modified P&I $XXX.XX, matures X/X/XXXX, $X deferred balance.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Property is owner occupied.  No property issues noted.

437338343	4/1/2022	3/18/2022	DELQ	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	NY	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Contact history begins X/XXXX. Borrower requested repayment plan in X/XXXX stating that he had $XXK. Repayment plan was approved in X/XXXX ending X/XX/XX. Borrower called in XX/XXXX to inquire about a mod letter he received and was advised to disregard due to active repayment plan. Borrower stated on XX/XX/XX that he would not have the final payment iao $X,XX to cover corporate advances until XX/X/XX; broken plan on XX/XX/XX and cancelled on X/XX/XX for non-performance. Pre-FC loss mit letter was sent on X/X/XX. Borrower discussed XXXXX-XX impact in X/XXXX; work slowed down. Pre-FC loss mit letters were sent on X/XX/XX. Last contact was in XX/XXXX, borrower scheduled a payment.
REASON FOR DEFAULT: Curtailment of income and death in the family.
MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X.XX% for XX years, modified P&I $XXX, matures/expires XXXX. Deferred balance iao $X of which $X is eligible for forgiveness.
FORECLOSURE: File was in FC when history began in X/XXXX, referral date not provided. Complaint was filed on X/XX/XXXX and Service completed X/XX/XXXX. FC stopped in X/XXXX noting loan completed modification. It does not appear that a mod was completed; most recent mod completed in XXXX.
BANKRUPTCY: No BK activity found.
PROPERTY: No property issues found. Property appears to be owner occupied.
TITLE ISSUES: X/X/XXXX servicing notes indicate that there is a possible loss of priority judgment in favor of clerk of XXXXX iao $XXX, recorded on X/XX/XXXX and Judgment iao $XXX,XXX in favor of XXXXX Bank, N.A. dated X/XX/XXXX, recorded X/XX/XXXX in Liber XXXXX, Page XXX. Unknown if these matters  have been resolved. X/XX/XXXX current search shows two open liens, one of which is XXXXX but not the same lien previously mentioned. Unable to determine resolution of WFBNA lien.

437338348	6/1/2022	4/1/2022	BK13	XXXXX	XXXXX	No	XXXXX	XXXXX	NJ	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Hardship letter in file written in XXXX describes list of RFD, caring for disabled brothers and first cousins, hernia surgery in XXXX that left $XXX,XXX in medical bills. Borrower filed BKXX in XX/XXXX. Borrower approved for FB from XX/XX/XXXX to XX/XX/XXXX. Borrower has made regular monthly payments for the last XX months and brought the loan current by XX/XXXX and has remained current since then.

REASON FOR DEFAULT:  Borrower illness, family illness

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XX% for XX years, modified P&I $XXX.XX, matures X/X/XXXX. No deferred amount.

FORECLOSURE:  No FC activity found

BANKRUPTCY:  Borrower filed BKXX on or around XX/XX/XXXX. Plan filed that shows subject paid directly by the debtor, XX month plan. POC filing date not known, no POC found in loan file. The case is near completion, notes in X/XXXX refer to the final cure review.

PROPERTY:  Owner occupied. Property was in XXXXXdisaster area on XX/XX/XXXX and again X/X/XXXX. No indication the property was impacted.

437338349	5/1/2022	4/5/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	FL	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer solicited a pre-approved X-month trial mod plan in X/XXXX. Co-borrower accepted the mod offer, and verified the plan terms in X/XXXX. Co-borrower was shopping HOI coverage in XX/XXXX. Modification was sent to POA in XX/XXXX, and completed the following month. Co-borrower authorized her daughter on the account in X/XXXX. No further contact.

REASON FOR DEFAULT:  Borrower is deceased.

MODIFICATION: Loan has been modified X time, in XXXX. NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $X,XXX.XX, matures XX/X/XXXX. No deferred amounts noted. The modification was booked to the system in X/XXXX, and payments were effective dated to XX/XXXX.

FORECLOSURE:  Timeline prior to X/XXXX was not provided; case was contested and in litigation status. Amended complaint was sent to court X/X/XXXX. XXXXX moratorium hold X/XX/XXXX. Loss mit hold X/X/XXXX. Modification was completed in X/XXXX. Motion to dismiss filed X/XX/XXXX, granted X/XX/XXXX.

BANKRUPTCY:  No BK activity found

PROPERTY: Owner occupied. No mention of property condition.
437338350	5/1/2022	4/18/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	NJ	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: X/XX/XXXX active BK and loan approved for modification on X/XX/XXXX. Stip plan sent X/XX/XXXX for X payments of $X,XXX.XX beginning X/X/XXXX. Borrower completed plan and modification terms sent to BK court for approval. Modification was effective X/X/XXXX but not boarded until X/XX/XXXX. X/X/XXXX borrower called to confirm payment amount after modification. X/XX/XXXX borrower called with questions about amount due. X/XX/XXXX borrower called to discuss loss mitigation options. No loss mitigation package submitted. Last contact X/XX/XXXX, making payment.

REASON FOR DEFAULT:    X/XX/XXXX RFD, lost job due to XXXXX.

MODIFICATION: NON-HAMP , first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X%, modified P&I $X,XXX.XX, matures XX/X/XXXX.  No deferred balance.

FORECLOSURE:   Active foreclosure as of start of comments X/X/XXXX, which was cancelled when modification was boarded.

BANKRUPTCY:   BKXX.  Unable to determine filing date.  Amended proof of claim filed X/XX/XXXX due to modification.   Discharged XX/X/XXXX.

PROPERTY:   Unable to confirm current occupancy.   Loan originated as owner occupied.

437338354	5/1/2022	4/14/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	FL	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Begins X/X/XXXX as contested FC. No payments were made from X/XXXX until XX/XXXX. Borrower applied for a mod but it was denied X/XX/XXXX. See FC notes below. XXXXX-XX hold removed X/XX/XXXX and borrower applied for a mod which was approved, docs sent out to borrower XX/XX/XXXX, docs returned and mod processed on XX/XX/XXXX. Borrower has remained current since mod was completed. No verbal contact with borrower is noted, no RFD captured. Loan remains current.

REASON FOR DEFAULT:  Unknown

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X.XX% for XX years, modified P&I $XXXX.XX, matures XX/X/XXXX. No deferred amount.

FORECLOSURE:  Referred to FC prior to X/XX/XXXX, complaint filing date X/XX/XXXX and service completed X/X/XXXX. Borrower immediately filed an answer and affirmative defenses. Final title clear X/X/XXXX. Court delay to get judgment hearing scheduled. On X/XX/XXXX borrower filed a motion to dismiss the complaint. At hearing on XX/XX/XXXX motion was denied. On XX/XX/XXXX defendant filed request for production and interrogatories. Still contested when XXXXX-XX hold in place. Not much activity until XXXXX-XX hold removed X/XX/XXXX and FC about to resume when borrower applied for a mod which was approved and completed on XX/XX/XXXX. Litigation/contested matter closed XX/X/XXXX and FC action dismissed.

BANKRUPTCY:  No BK activity found

PROPERTY: Owner occupied. Property in XXXXXdisaster area on XX/XX/XXXX, no indication property was impacted.
437338357	5/1/2022	3/30/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	OR	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Contact history begins X/XXXX. Borrower called on X/X/XX wanting to know why the payment scheduled for X/XX/XX had not yet been taken out; payment was returned due to nsf. Borrower stated she fell behind due to medical leave in X/XXXX and was out of work without pay. Repayment plan was set up on X/XX/XX for X payments ending XX/XX/XX; broken plan in XX/XXX; payment returned nsf. Repayment set up for X payments ending X/XX/XX was cancelled due to non-performance. Trial mod was approved in X/XXXX for X payments, effective X/X/XX, ending XX/X/XX. Trial plan was completed and loan was modified effective X/X/XX. Borrower called in X/XXXX requesting XXXXX-XX package. Intent is to retain the property. Repayment plan was added ending XX/X/XX. Borrower requested FB extension in X/XXXX but investor no longer offering extensions and was denied. Deferral for X payments was approved and processed in X/XXXX, with deferred interest totaling $X,XXX. Last contact was on X/XX/XX, borrower stated that she no longer needs assistance. Loan is current.

REASON FOR DEFAULT: XXXXX-XX, medical leave without pay.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X% for XX years, modified P&I $X,XXX, matures/expires XXXX. Deferred balance iao $X of which $X is eligible for forgiveness.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found. Property appears to be owner occupied.

437338359	5/1/2022	4/18/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	TX	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Loan was modified in XXXX and XXXX. Contact history begins X/XXXX. Payments were returned in XX/XXXX and XX/XXXX due to nsf. Borrower stated in XX/XXXX that he was unemployed for the last X months, could not commit to schedule a payment. Loss mit review was initiated in X/XXXX. Borrower entered into a X month trial plan in X/XXXX, ending in X/XXXX. Trial plan was completed and loan was modified effective X/X/XX. Mod was processed in X/XXXX. It appears that the borrower was approved for a X month FB in X/XXXX, ending XX/X/XX. Borrower then submitted online XXXXX hardship and appears to have been approved for a X payment FB extension, ending on X/X/XX. FB extension was also approved in X/XXXX, ending X/X/XX. Borrower stated on X/XX/XX that he's gone back to work and able to resume payments but needed assistance with missed payments and that he could make X payments for May and bring the loan current in June. Deferral was approved for XX payments, with deferred interest totaling $XX,XXX. Last contact was on X/XX/XX, borrower scheduled a payment.

REASON FOR DEFAULT: Unemployment due to XXXXX-XX.

MODIFICATION: Loan has been modified XX times, most recently in XXXX. NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X.XXX% for XX years, modified P&I $X,XXX, matures/expires XXXX. Deferred balance iao $X.XX of which $X.XX is eligible for forgiveness.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found. Property verified as owner occupied in X/XXXX.

437338360	5/1/2022	4/4/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	NJ	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Borrower was unresponsive after July XXXX default until file was referred to foreclosure, hardship due to medical bills and assisting daughter with student loans. Repay plan approved Jan XXXX, plan failed Mar XXXX. New terms approved with $XXXX down and $XXXX from May XXXX-Jan XXXX, plan failed Dec XXXX. Borrower reinstated Feb XXXX after servicer denied further plan reset, and has been XxXX in the last XX months with no further contact since X/XX/XXXX.

REASON FOR DEFAULT: Excessive obligations.

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXXX.XX, matures X/X/XXXX, $X deferred balance.

FORECLOSURE: Referred to foreclosure XX/XX/XXXX, title is clear. First legal delayed by X loss mitigation plans and new demand letters, file closed after reinstatement.

BANKRUPTCY: No BK activity found

PROPERTY: Property is owner occupied.  No property issues noted.

437338365	5/1/2022	4/18/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	NY	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Contact history begins X/XXXX, borrower completed a trial mod; pending final mod. Mod was approved effective X/X/XX and processed on X/XX/XX. XXXXX impact was discussed in X/XXXX, borrower stated that his salary was cut XX%. FB plan was approved for X payments, ending X/X/XX. Borrower requested FB extensions; stated on X/X/XX that he was still out of work due to XXXXX. FB plan extended a few times and appears to have ended X/X/XX. XXXXX hardship was resolved in X/XXXX; deferral was processed for XX payments, with deferred interest totaling $XX,XXX. Last contact was on X/XX/XX, borrower called to inquire about the deferment. Loan is current.

REASON FOR DEFAULT: Unemployment due to XXXXX-XX.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXXX at X% for XX years, modified P&I $X,XXX, matures/expires XXXX. Deferred balance iao $X of which $X is eligible for forgiveness.

FORECLOSURE: File was in FC on hold for litigation when history began in XXXX, referral date not provided. Litigation was resolved in XX/XXXX; litigation hold closed on XX/XX/XXXX. FC stopped in X/XXXX due to modification. Motion to dismiss FC was filed on X/XX/XXXX, dismissal was not granted until XX/XX/XX due to court delay.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found. Property appears to be owner occupied.

437338373	5/1/2022	4/29/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	GA	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Borrower maintained contact throughout chronic delinquency in XXXX, hardship in XXXX due to hospitalization. XXXXX assistance requested April XXXX due to business closure, FB approved May XXXX was extended through April XXXX. Borrower advised he could resume payments June XXXX and requested assistance with arrears, then withdrew application X/XX/XXXX and fully reinstated with proceeds from sale of car. Account remains current, last contact X/X/XXXX inquiry about late charges assessed.

REASON FOR DEFAULT: Borrower illness, XXXXX income curtailment.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XXX% for XX years, modified P&I $XXX.XX, matures X/X/XXXX. $XX,XXX.XX deferred balance is not eligible for forgiveness.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Property is owner occupied.  No property issues noted.

437338378	6/1/2022	4/29/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	MA	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Co-borrower asked for retention options in X/XXXX, and submitted a mod application X/XX/XXXX. Borrower verified the escrow amount on the loan in X/XXXX. Borrower was advised of missing application documents in X/XXXX. Modification was denied in XX/XXXX for missing documents. Co-borrower appealed the denial, and servicer approved a X-month trial mod plan in X/XXXX after receiving trailing documents. Co-borrower made the first two plan payments through phone pay, and verified the trial status in X/XXXX and X/XXXX. Modification was completed in X/XXXX. Co-borrower called monthly to see if court approval had been granted for the modification between X/XXXX and X/XXXX. Co-borrower made a phone payment in X/XXXX.

REASON FOR DEFAULT:  Divorce

MODIFICATION: Loan has been modified X times, most recently in XXXX. NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $X,XXX.XX, matures X/X/XXXX. No deferred amounts noted. Modifications were also completed in XXXX and XXXX.

FORECLOSURE:  Timeline was not provided; case had a BK stay in X/XXXX, bk hold was removed in X/XXXX and sale set for X/XX/XXXX. BK hold X/XX/XXXX. XXXXX moratorium hold X/XX/XXXX. Loss mit hold XX/XX/XXXX. Modification was completed in X/XXXX.

BANKRUPTCY:  X) Chapter XX filed X/XX/XXXX, POC filed XX/XX/XXXX. Amended plan filed X/XX/XXXX. Modification was completed in X/XXXX, and an amended plan confirmed X/XX/XXXX. Case dismissed X/XX/XXXX. X) Chapter XX filed in XXXX (date unknown). X) Chapter XX filed in XXXX (date unknown); dismissed XX/XX/XXXX.

PROPERTY: Owner occupied by co-borrower. No mention of property condition.
437338379	5/1/2022	4/11/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	NJ	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: X/XX/XXXX borrower interested in modification, had $X,XXX.XX as down payment. RFD was self employed and business slow. No loss mitigation package received. Borrower called X/XX/XXXX for modification and was advised to submit package. No loss mitigation package received. X/XX/XXXX called for modification, RFD was self employed and business slow, plus XXXXX. Approved for X month XXXXX FB ending X/X/XXXX. Complete XXXXX package received XX/XX/XXXX and FB extended until X/XX/XXXX. X/X/XXXX authorized Xrd party called to discuss options. Complete loss mitigation package received X/XX/XXXX. Modification approved and sent to borrower, but rejected on XX/XX/XXXX, as borrower altered. Corrected documents received XX/XX/XXXX and modification boarded. Last contact was X/XX/XXXX via web chat requesting year end statement.

REASON FOR DEFAULT:  RFD has always been self employed and business slow, further impacted by XXXXX.

MODIFICATION: Loan has been modified X times, most recently in XXXX. NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X.XX%, modified P&I $X,XXX.XX, matures X/X/XXXX.  Deferred balance iao $XX,XXX.XX is not eligible for forgiveness.

FORECLOSURE:   No evidence of foreclosure.

BANKRUPTCY:   No evidence of BK.

PROPERTY:   Unable to confirm current occupancy.   Loan originated as investment.

437338384	5/1/2022	4/1/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	AR	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: XX/XX/XXXX borrower called about loss mitigation, servicer send package. X/X/XXXX borrower requested loss mitigation package. Incomplete package received X/XX/XXXX. Complete package not received until X/XX/XXXX. Stip plan approved X/X/XXXX, no down payment and X payments of $XXX.XX beginning X/X/XXXX. Payments made and modification boarded X/XX/XXXX. X/X/XXXX discussed loss mitigation options with borrower. Last contact X/X/XXXX, making payment.

REASON FOR DEFAULT:   X/XX/XXXX RFD, medical expenses and on a fixed income.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X%, modified P&I $XXX.XX, matures X/X/XXXX.  No deferred balance.

FORECLOSURE: No FC activity found

BANKRUPTCY: BKXX, unable to determine filing date.  Dismissed XX/XX/XXXX   Reinstated X/X/XXXX.  Dismissed X/XX/XXXX.

PROPERTY:   Unable to confirm current occupancy.  Loan originated as owner occupied.    X/XX/XXXX borrower called stating roof damaged in wind storm and caused water damage to ceiling.  Loss date:  X/XX/XXXX.  Insurance company denied claim X/XX/XXXX, unable to determine why.   Unable to determine if borrower has made repairs from their own funds.

437338388	5/1/2022	4/18/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	NY	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: NSF payment in X/XXXX. Sister promised to reinstate in X/XXXX and X/XXXX. Reinstatement funds submitted in X/XXXX were short the full amount, and were returned. Sister requested a repay plan in XX/XXXX. Borrower was unaware of the delinquency in X/XXXX, stating sister was supposed to be paying. Borrower requested a reinstatement quote in X/XXXX, but could not pay the full amount. Borrower declined a X-month repay plan as not affordable. Servicer solicited a pre-approved X-month trial mod plan in X/XXXX; borrower accepted. NSF payments during the plan, but plan was finished in X/XXXX. Modification was completed in XX/XXXX. Borrower reinstated, in X/XXXX, but mentioned a XXXXX hardship, and servicer approved a X-month forbearance plan. Borrower made regular payments during the plan. No contact again until borrower made a phone payment in X/XXXX and asked for a refinance referral. Borrower also made phone payments the next two months.

REASON FOR DEFAULT:  XXXX: excessive obligations, tenants didn't pay for a few months. XXXX: borrower hospitalized due to XXXXX

MODIFICATION: Loan has been modified X times, most recently in XXXX. NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXX.XX, matures X/X/XXXX. No deferred amounts noted. Modification was also completed in XXXX.

FORECLOSURE:  Referred X/X/XXXX. Loss mit hold X/XX/XXXX to X/XX/XXXX. Delays due to delinquent taxes that had to be paid to release a tax lien and clear title, resolved X/XX/XXXX. XXXXX moratorium hold X/XX/XXXX. Modification was completed in XX/XXXX.

BANKRUPTCY:  No BK activity found

PROPERTY: Non-owner occupied. No mention of property condition.

TITLE ISSUES: Legal description error; details were not provided. Title claim filed X/X/XXXX, claim was denied X/XX/XXXX. Attorney noted only way to obtain marketable title was due to a Xnd COA to cure through the foreclosure. X/XX/XXXX No further indication of resolution on legal description issue. Current search identifies one STL which is jr. to subject.
437338394	5/1/2022	4/12/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	DC	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Contact with borrower in X/XXXX, inquired about RPP that should have reinstated loan, transferred to BK department. In X/XXXX, after BK dismissal, borrower advised subject property was occupied by a tenant, who was not making rent payments, other funds were being used for medical needs, and that they had several properties that they were no longer paying on, planning on selling subject and has it listed for $XXXK. Borrower placed on XXXXX forbearance shortly thereafter, and reinstated loan in X/XXXX, no detail on source of funds. XXXXX forbearance extended in X/XXXX, borrower advised they had new renters who had not yet moved in. FB from XX/XX/XXXX to XX/XX/XXXX. Last contact was on X/XX/XXXX, borrower called in to schedule a payment.

REASON FOR DEFAULT: Illness, tenant not paying rent.

MODIFICATION: Extension Mod, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X.XXX%, modified P&I $XXX.XX, matures X/X/XXXX.  No deferred balance.

FORECLOSURE: N/A.

BANKRUPTCY: A BKX was dismissed in X/XXXX, unknown filing date.

PROPERTY: Tenant occupied subject, no indication of damage.

437338400	5/1/2022	4/25/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	CA	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Borrower submitted a partial reinstatement in X/XXXX as a down payment for a repay plan; plan terms were not provided. Plan was cancelled in X/XXXX for non-payment. Borrower requested a reinstatement amount in X/XXXX, and promised to reinstate in XX/XXXX. Borrower declined a mod review in XX/XXXX, and requested a repay plan in X/XXXX. Servicer approved a X-month repay plan in X/XXXX, but borrower declined, stating she didn't approve of the terms. Servicer declined to adjust the terms, and borrower accepted the plan. She made the initial down payment, then defaulted. Plan was cancelled in X/XXXX. Borrower requested another repay plan each month between XX/XXXX and XX/XXXX; servicer approved a repay plan in X/XXXX. Borrower didn't submit the down payment, and plan failed in X/XXXX. Borrower requested another repay plan in X/XXXX and again in X/XXXX, but was waiting on down payment funds. Servicer approved a XX-month repay plan in X/XXXX. Borrower made regular plan payments until she reinstated in XX/XXXX. Borrower made a phone payment in X/XXXX after having difficulty trying to pay online. Last contact was a phone payment in X/XXXX.

REASON FOR DEFAULT:  XXXX: medical issues with family member. XXXX: XXXXX impact, details were not provided. XXXX: death in the family, borrower illness

MODIFICATION: Loan has been modified X times, most recently in XXXX. NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X% for XX years, modified P&I $X,XXX.XX, matures XX/X/XXXX.  Deferred balance iao $XX,XXX.XX is not eligible for forgiveness.

FORECLOSURE:  Timeline prior to X/XXXX was not provided. Loss mit hold from X/XXXX to X/X/XXXX. Demand letter sent XX/X/XXXX. NOD filed (first legal) X/X/XXXX. Loss mit hold X/XX/XXXX to X/XX/XXXX, then XXXXX moratorium hold was activated. Loss mit hold X/X/XXXX and X/XX/XXXX. Motion to dismiss filed XX/XX/XXXX, granted XX/XX/XXXX

BANKRUPTCY:  No BK activity found

PROPERTY: Owner occupied. No mention of property condition.
437338406	5/1/2022	4/21/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	OH	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Last borrower contact X/X/XXXX when borrower set up a payment and work out options were discussed. Loss Mit showed permanently denying Mod in X/XXXX then borrower's son helped her raise funds to reinstate loan. A X month Stip to Mod plan was set up XX/XX/XXXX for $XXX.XX monthly and was cancelled X/XX/XXXX due to inability to complete plan payments. Loan was prior modified X/XXXX.

REASON FOR DEFAULT: RFD was last noted on X/XX/XXXX as curtailment of income as only income in home is hers right now.

MODIFICATION: STEP NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X.X% for X years, modified P&I $XXX, maturesX/X/XXXX. Deferred balance iao $XX,XXX is not eligible for forgiveness.

FORECLOSURE: Comments started X/XX/XXXX with loan active FC. Service completed XX/XX/XXXX then placed on hold X/X/XXXX for Loss Mit possible work out then on X/XX/XXXX for XXXXX-XX XXXXX. FC closed X/XXXX after borrower reinstated the loan by making XX payments.

BANKRUPTCY: No BK activity found.

PROPERTY: Current property occupancy status was last noted on XX/XX/XXXX as owner occupied. Property condition was not provided.
437338407	4/1/2022	3/11/2022	DELQ	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	IL	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: First contact with the borrower was X/X/XXXX RFD was loss of income due to XXXXX and approved for X month XXXXX FB. XX/X/XXXX borrower requested additional assistance and XXXXX FB extended until X/X/XXXX. X/XX/XXXX borrower paid $X,XXX.XX, which servicer applied to principal, which resulting in the reversal transactions in X/XXXX to move to IO payments. Last contact with borrower was X/XX/XXXX, making payment. Borrower is due for the last payment per temp modification; and is due for X/X/XXXX.

REASON FOR DEFAULT:   X/X/XXXX RFD, on medical disability.

MODIFICATION: TEMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for X years, modified IO payment $X,XXX.XX, matures X/X/XXXX.  Deferred balance iao $XXX,XXX.XX of which is not eligible for forgiveness.

FORECLOSURE:   Loan in foreclosure prior to the start of comments, dismissed on X/X/XXXX.    Borrower had reinstated the loan in X/XXXX.

BANKRUPTCY: No BK activity found.

PROPERTY:   Unable to confirm current occupancy.  Loan originated as owner occupied.

437338414	5/1/2022	4/11/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	NC	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Contact history begins X/XXXX, borrower on active trial mod. Borrower called in on X/XX/XX stating that he was out of town and that's why the final trial payment and executed docs were just sent. borrower previously stated on X/XX/XX that he has been running on the loan since the start and would make the X/X/XX on X/X/XX. Loan was modified effective X/X/XX; mod processed X/XX/XX. Borrower failed to perform on the mod; stopped making payments after XX/XXXX. Borrower was reviewed for a mod but failed to submit a complete loss mit package; mod reviews were cancelled in X/XXXX, X/XXXX and X/XXXX. A complete mod package was received in XX/XXXX but was denied due to no proof of funds for a down payment. Borrower stated on XX/X/XX that he was paying $XXX to Xrd party for mod services. Mod review was initiated again in XX/XXXX but that mod was also declined due to no change in down payment; borrower needed to have proof of down payment, a minimum of $X,XXX. Borrower finally completed a trial plan in X/XXXX and loan was modified effective X/X/XX. Last contact was in X/XX/XX, borrower scheduled a payment.

REASON FOR DEFAULT: Unemployment.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X% for XX years, modified P&I $XXX, matures/expires XXXX. Deferred balance iao $X of which $X is eligible for forgiveness.

FORECLOSURE: File was in FC when history began in X/XXXX; referral date not provided. FC stopped in X/XXXX due to modification. File was referred to FC again on X/X/XXXX. FC stopped on X/XX/XXXX due to modification.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found. Property verified as non-owner occupied in X/XXXX.

437338418	4/26/2022	4/29/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	PA	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Co-borrower wanted to discuss DIL option in X/XXXX. Co-borrower promised to payoff the account in XX/XXXX, but reinstated in XX/XXXX. No contact in XXXX until a phone payment in X/XXXX. Borrower verified the payment amount in X/XXXX. No contact until co-borrower requested an EOI in XX/XXXX. No further contact.

REASON FOR DEFAULT:  Tried to sell the property in XXXX

MODIFICATION: Missing

FORECLOSURE:  No FC activity found

BANKRUPTCY:  No BK activity found

PROPERTY: Owner occupied. No mention of property condition. Insurance claim filed for injury on DOL X/XX/XXXX; person stepped on loose step and fell, causing injury. Claim was denied as the issue was not covered by the policy (policy was not for liability or medical coverage, but for property damage only). Co-borrower wanted to file an insurance claim for flood damage due to XXXXX Ida in XX/XXXX, but borrower didn't have a flood policy. Unable to verify current property condition.
437338426	5/1/2022	4/21/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	NY	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Borrower applied for mod assistance in X/XXXX, review was closed in XX/XXXX for missing documents. Borrower reapplied in XX/XXXX, modification was denied in XX/XXXX; denial reason unknown. As part of open litigation, investor approved a modification in X/XXXX. The modification was completed in XX/XXXX. Only phone contact with borrower was in X/XXXX when he disputed the application of escrow funds after modification; funds of $XXk were moved from suspense and applied to escrow. No further contact. Subsequent payments have been made through the website.

REASON FOR DEFAULT:  Unknown

MODIFICATION: Loan has been modified X time, in XXXX. NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X.X% for XX years, modified P&I $X,XXX.XX, matures X/X/XXXX. No deferred amounts noted.

FORECLOSURE:  Timeline prior to X/XXXX was not provided; attorney was pending receipt of Referee's Oath and Report. Borrower objected to amount due in oath report, objection filed X/XX/XXXX; case was contested. Referee's Oath received XX/XX/XXXX; contested issue resolved. Judgment filed X/X/XXXX. Litigation hold started X/XX/XXXX; issue was not provided. Modification completed in XX/XXXX. Motion to dismiss filed XX/XX/XXXX, granted XX/XX/XXXX.

BANKRUPTCY:  No BK activity found

PROPERTY: Owner occupied. No mention of property condition.
437338427	5/1/2022	4/15/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	CA	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Contact history starts with failed RPP. Borrower retained a third party attorney in XX/XXXX to handle the workout process. Loss mit was delayed by multiple BK filings in early XXXX. Trial mod approved in X/XXXX, with a down payment iao $X,XXX and six monthly payments. Borrower completed the plan, then rejected the subsequent mod in X/XXXX, did not provide a reason. Borrower inquired about a repay plan instead, they were advised that based on income from mod review, cannot afford a XX month repay plan. Later in the month, borrower stated he did not want the mod, and would reinstate loan the following month. In X/XXXX, borrower requested a reinstatement quote, provided with a good thru date of XX/X, borrower complained about date, stating they needed one for X/XX, as they did not want to pay the XX/XXXX payment, servicer refused and sent the quote good thru XX/X. Borrower wired funds on XX/X/XXXX iao $XX,XXX. Source of funds unknown. Last contact was on X/XX/XXXX, borrower called for assistance with registering on servicers site.

REASON FOR DEFAULT: Divorce, property was previously a rental. Tenants were not paying rent.

MODIFICATION: STEP MOD, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XXX% for five years, modified P&I $X,XXX.XX, matures X/X/XXXX.  No deferred balance.

FORECLOSURE: Referred to FC X/XX/XXXX, FC process progressed all the way to sale day (XX/X/XXXX), stopped when loan was reinstated.

BANKRUPTCY: Multiple BK's' filed in early XXXX (two XX's and a X), each filed by a different party, were dismissed in X/XXXX and X/XXXX.

PROPERTY: Subject is owner occupied per comments on X/XX/XXXX. Water damage claim denied in X/XXXX, denial notes there was no active leak or moisture present in bathroom, and that the borrower had replaced plumbing prior to inspection but could not provide invoices for repairs, letter also confirms the presence of fungus related to the prior leak, ongoing for at least XX days.

TITLE ISSUES: Title claim filed in X/XXXX, prior outstanding lien found in FC search, title carrier issued indem letter the same month.
437338428	5/1/2022	4/15/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	CA	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Appears on starting of contact history loan was in active loss mitigation. Mod was closed on XX/XXXX due to non performance. STIP mod approved on XX/XXXX, payments were completed and final mod was completed on XX/XX/XXXX. Last contact on XX/XX/XXXX borrower called to find out the status of returned mod documents, servicer advised that received documents. No other contact noted.

REASON FOR DEFAULT: Unknown.

MODIFICATION: Missing signature page. NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X% , modified P&I $XXXX.XX, matures/expires XXXX. No deferred balance noted.

FORECLOSURE: Appears on starting of contact history loan was on FC hold, unable to determine referral date.  FC was proceeded due to mod denial on XX/XX/XXXX. FC was on hold and sale date was changed multiple  times. FC closed on XX/XX/XXXX due to loan modification.

BANKRUPTCY: XX/XX/XXXX BK was filed for chapter XX. BK chapter XX dismissed on X/XX/XXXX.

PROPERTY: Current occupancy owner occupied. No property issues noted.

437338430	6/1/2022	4/28/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	PA	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Borrower made only X timely payment after April XXXX od and was unresponsive to collection efforts. Full reinstatement was paid Nov XXXX with no hardship or loss mitigation activity noted. XXXXX assistance was requested April XXXX due to unemployment, but borrower continued to make payments throughout FB approved May-July XXXX. XXXXX assistance requested again Nov XXXX, FB approved Nov XXXX was extended through June XXXX. Account remains current since deferral, last contact XX/X/XXXX borrower confirmed hardship is resolved.

REASON FOR DEFAULT: XXXXX unemployment

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXXX.XX, matures X/X/XXXX, $X deferred balance.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Property is owner occupied.  No property issues noted.

437338439	5/1/2022	4/23/2022	CURR	XXXXX	XXXXX	Yes	XXXXX	XXXXX	NY	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Borrower is deceased. Death certificate in loan file shows they died in XXXX. Party authorized on account, living in property, and making payments is administrator of the borrowers estate per estate docs found in servicing file. Service notes show the authorized party is hard of hearing, most calls made by their grandson who is not authorized on account. Most contact throughout review period is to make payments. Servicer notes pre-foreclosure loss mit letters sent in XXXX and again in X/XXXX. Last contact made by unauthorized third party (grandson) when they called on X/X/XXXX to make a payment.

REASON FOR DEFAULT: Additional expenses noted X/XXXX

MODIFICATION: N/A

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Property noted as being in XXXXXdisaster area due to XXXXX Ida on X/X/XXXX. No property specific damage noted. Property inspection report dated X/XXXX notes property is occupied, and no property issues.

TITLE ISSUES: Borrower is deceased, estate docs in servicer file, however title is still vested to borrower.
437338440	5/1/2022	4/14/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	NJ	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Borrower had monthly contact with servicer between X/XXXX and X/XXXX during phone payments; hardship reasons were provided, but borrower didn't request payment assistance. Borrower mentioned a new hardship in X/XXXX, but made a double payment to reinstate that month. Hardship remained consistent through XXXX; no mention of XXXXX impact until XX/XXXX. Borrower only had contact with servicer during phone payments. Borrower declined to provide verbal financials in X/XXXX, but made a double payment to reinstate. Sporadic pay history continued through XXXX; borrower has never fallen more than XX days delinquent over the past year. Tenant hardship was ongoing during a phone payment in X/XXXX; still no requests for payment assistance. Last contact on X/XX/XXXX was a phone payment.
REASON FOR DEFAULT:  XXXX: Borrower only works part time during the summer; works as a XXXXXX. XXXX: tenant not paying on time, excessive obligations. XXXX: tenant unemployment
MODIFICATION: N/A
FORECLOSURE:  No FC activity found
BANKRUPTCY:  No BK activity found
PROPERTY: Tenant occupied. Borrower reported XXXXX damage in X/XXXX; ground floor flooded, fallen tree branch. No mention of whether an insurance claim was filed. No recent BPOs/inspections noted to confirm current property condition.
437338441	5/1/2022	4/23/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	UT	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Loan reviewed for loss mit in XX/XXXX, approved for X month repayment plan as of XX/XX/XXXX, closed as of XX/XX/XXXX due to borrower non-performance, Investor decided to deny any other repayment plans due to borrower having had multiple repayment plans in the past. Borrower noted as not interested in mod in XX/XXXX, but applied for mod in XX/XXXX, Investor denied mod application and stated reinstatement is only option to bring loan current and avoid FC. Borrower noted as impacted by XXXXX-XX in XX/XXXX, initially approved for X month special FB in XX/XXXX, extended multiple times through XX/XXXX. Borrower requested and applied for deferral in XX/XXXX, approved for XX month deferral in XX/XX/XXXX, due date advanced from XX/XX/XXXX to XX/XX/XXXX. Borrower requested FB assistance in XX/XXXX, was advised does not qualify. No other loss mit activity noted. Last contact on XX/XX/XXXX, borrower inquired about payment not going through online, was advised payment was pending as of XX/XX/XXXX, borrower stated he would wait and set up another payment on following Monday.

REASON FOR DEFAULT: Curtailment of income.

MODIFICATION: N/A.

FORECLOSURE: Appears loan was in active FC at start of contact history, NOD filed on XX/XX/XXXX, FC sale date set for XX/XX/XXXX as of XX/XX/XXXX, FC placed on hold for loss mit as of XX/XX/XXXX. FC resumed on XX/XX/XXXX, sale rescheduled for XX/XX/XXXX as of XX/XX/XXXX. Loan reinstated on XX/XX/XXXX, FC closed.

BANKRUPTCY: No BK activity found.

PROPERTY: Owner occupied as of XX/XX/XXXX. No property issues noted.
437338442	5/1/2022	4/8/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	NJ	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Borrower advised of hardship X/XX/XXXX due to marital difficulties and pipes burst , repairs cost $XXK more than insurance covered. Loss mit application submitted Aug XXXX, financials are not documented. Trial completed with $XXXX down and $XXXX/mo from Dec XXXX- May XXXX and borrower paid timely post-mod until missed payment July XXXX. Borrower provided proof of X wires made in July that were never posted, wire received X/XX/XXXX was located and posted in August without an effective date. Wire received X/XX/XXXX was identified in Sep XXXX as returned due to missing loan number. Payment was replaced immediately and loan remains current, last contact X/XX/XXXX. Borrower filed a complaint Dec XXXX regarding credit reporting for returned wire reported as delinquent, servicer advised Feb XXXX that no correction would be issued as wire was missing identification.

REASON FOR DEFAULT: XXXX RFD: Marital difficulties, excessive obligations XXXX RFD: dispute re: X lost wires

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXXX.XX, matures X/X/XXXX, X$ deferred balance.

FORECLOSURE: Referred to foreclosure prior to review period, title is clear, complaint filed X/X/XXXX, service completed X/XX/XXXX, dismissed after modification.

BANKRUPTCY: No BK activity found

PROPERTY: Property is owner occupied.  No property issues noted.

437338443	5/1/2022	4/1/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	NY	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Last borrower contact X/XX/XXXX when borrower stated he returned the Deferral agreement. Servicer advised it was processed and recapped loan terms. No Loss Mit activity since XX month deferral was completed on X/XX/XXXX due to XXXXX-XX XXXXX.

REASON FOR DEFAULT: No recent payment default. RFD was previously stated on X/XX/XXXX as borrower illness and on X/X/XXXX as curtailment of income.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X.X% for XX years, modified P&I $X,XXX, matures X/X/XXXX. No Deferred balance or debt forgiveness.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Current occupancy status was last noted on X/X/XXXX as owner occupied. Property condition was not provided.
437338444	5/1/2022	4/20/2022	BK11	XXXXX	XXXXX	No	XXXXX	XXXXX	CA	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Borrower is in an active BKXX at the start of review period. Borrower applied for mod in X/XXXX, mod approved and docs sent in X/XXXX, borrower rejected mod as it increased payment, borrower advised they would bring loan current in a few months, loan was subsequently reinstated in XX/XXXX. Last contact with borrower was X/XX/XXXX when they called to schedule a payment.

REASON FOR DEFAULT: Not provided.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX, rate and P&I were not stated, matures X/X/XXXX.  Deferred balance iao $XX,XXX.XX which is not eligible for forgiveness.

FORECLOSURE: N/A

BANKRUPTCY: BKXX filed on or around XX/XX/XXXX, AO entered in X/XXXX, noted as cured in X/XXXX. BK remains active.

PROPERTY: No indication of property issues, borrower has stated they own numerous properties, unknown if they reside in subject.

437338445	5/1/2022	4/15/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	CA	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: X/XXXX Borrower reports they have been impacted by XXXXX-XX, a SFB plan is set up. X/X/XXXX A X payment XXXXX deferral is implemented. Since the deferment, the account has been kept current with no significant contact recorded. The most recent contact was on XX/XX/XXXX to make a phone payment.

REASON FOR DEFAULT: X/XXXX XXXXX.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at a fixed X.XXX%, modified P&I $X,XXX, matures X/X/XXXX. Mod does not include any deferred amounts or PRA.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Per seller data original occupancy is investment. No recent notes found specifying current occupancy.

437338447	6/1/2022	4/29/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	NY	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Borrower inquired about status of loan X/XX/XXXX; loan previously modified X/X/XXXX. Borrower stated X/XX/XXXX would apply for Mod workout. complete workout financials confirmed X/XX/XXXX. Stip to Mod approved X/XX/XXXX with payments of $X,XXX.XX starting X/X/XXXX to X/X/XXXX. Mod workout was approved X/XX/XXXX. Loan was modified X/XX/XXXX. Borrower called X/XX/XXXX to confirm Mod. Borrower called X/XX/XXXX to confirm next due date. Last contact X/X/XXXX.
REASON FOR DEFAULT: Marital difficulties.
MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X%, modified P&I $X,XXX.XX, matures X/X/XXXX.  Deferred balance iao $X.XX.
FORECLOSURE: Loan referred for FC X/XX/XXXX.  Complaint filed X/XX/XXXX.  Service completed X/XX/XXXX. Contested FC action noted X/XX/XXXX; answer filed with affirmative defenses.  XXXXX-XX FC hold placed X/XX/XXXX.  Loss mitigation hold placed X/XX/XXXX.  FC action closed/billed X/XX/XXXX due to Mod workout.
BANKRUPTCY: No BK activity found.
PROPERTY: Property is owner-occupied. No property damage noted.
TITLE ISSUES: Title issue noted X/X/XXXX due to prior mortgage of record; $XX,XXX.XX dated X/XX/XXXX by XXXXX.  Title claim filed X/X/XXXX which was acknowledged X/XX/XXXX.  Indemnification issued X/XX/XXXX. Additional title issue noted X/XX/XXXX; legal description error due to incorrect county.  Title claim filed X/X/XXXX which was acknowledged X/XX/XXXX.  Title claim denied X/X/XXXX.

437338456	5/5/2022	4/13/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	MI	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Spouse was advised to obtain authorization from borrower on account in X/XXXX. spouse asked about next steps after bankruptcy closing in X/XXXX, but didn't have account authorization. Spouse called to verify updates to insurance in X/XXXX. Borrower authorized spouse on account in X/XXXX. Spouse asked servicer to remove the insurance line from the escrow account in X/XXXX; he was looking for options to lower the monthly payment. Spouse asked for an insurance refund in X/XXXX after self-paying HOI, and confirmed the account status. Spouse made a double payment in X/XXXX to reinstate the case, stating default since modification was XXXXX-related. Borrower requested a year-end statement in X/XXXX.

REASON FOR DEFAULT:  XXXX-XXXX: Unknown. XXXX: XXXXX impact-details were not provided

MODIFICATION: Loan has been modified X time, in XXXX. NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XX% for XX years, modified P&I $X,XXX.XX, matures X/X/XXXX. No deferred amounts noted.

FORECLOSURE:  Timeline was not provided. Stayed by BK filing. XXXXX moratorium hold X/XX/XXXX. Motion to dismiss granted XX/X/XXXX.

BANKRUPTCY:  Chapter XX filed in XXXX (date unknown); case was closed without discharge X/XX/XXXX.

PROPERTY: Owner occupied. No mention of property condition.

OTHER: Loan is a bi-weekly loan; payments were due every XX days. NOPC's (notice of payment changes) filed during the bankruptcy were filed monthly, and were paid as such by the trustee; the servicer included the bi-monthly payment amount on the NOPCs, but only listed one payment per month. BK counsel was asked to review and advise in X/XXXX, as account was severely delinquent in X/XXXX but POC had been fully satisfied. Servicer offered a modification to resolve the delinquency issue in X/XXXX and remove the bi-weekly payment requirement. Maturity date was also scheduled for X/X/XXXX; modification would resolve the pending maturity as well. Modification was completed in X/XXXX, court approved the mod X/X/XXXX.
437338460	5/1/2022	4/6/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	NY	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Account was performing prior to request for XXXXX assistance Mar XXXX due to business closure and loss of sales commissions. FB approved X/X/XXXX was extended through X/X/XXXX due to continued unemployment. Borrower inquired about loss mitigation June XXXX and was ready to resume payments Sep XXXX, no-trial mod accepted and borrower maintained contact through completion. Account is current post-mod, last contact X/X/XXXX for phone payment,

REASON FOR DEFAULT: XXXXX unemployment

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X.XX% for XX years, modified P&I $XXXX.XX, matures XX/X/XXXX, $X deferred balance.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Property is owner occupied.  No property issues noted.

437338464	6/15/2022	4/25/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	LA	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins X/XX/XXXX. Prior loan Mod completed X/XX/XXXX; details of workout not provided. Limited contact noted with borrower; majority of with borrower concerning hazard insurance claim. Last contact X/XX/XXXX to request copy of LPI policy; no recent contact noted with borrower.

REASON FOR DEFAULT: Hardship not provided.

MODIFICATION: Per seller data, loan was modified X/XX/XXXX.  Agreement unavailable for review; unable to confirm terms.

FORECLOSURE: No FC activity found.

BANKRUPTCY: Loan noted to be in BKXX at start of history; details of filing not provided.  BKXX discharged X/X/XXXX.

PROPERTY: Property is owner-occupied. XXXXXdisaster area noted X/XX/XXXX.  Borrower stated X/XX/XXXX hazard claim for $X,XXX.XX due to wind damage; date of loss X/XX/XXXX.  Borrower stated X/XX/XXXX claim amount not enough to complete repairs. Additional claim confirmed X/XX/XXXX for $X,XXX.XX.  Final draw confirmed disbursed X/XX/XXXX.  Unable to determine if all repairs were completed.  XXXXXdisaster area again noted X/XX/XXXX.

437338469	4/8/2022	4/14/2022	BK13	XXXXX	XXXXX	No	XXXXX	XXXXX	LA	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Borrower is paying monthly but rolling XX-XX delinquent for the last X years with no contact except for X/X/XXXX inquiry regarding flood insurance, no hardship is documented.

REASON FOR DEFAULT: Unknown

MODIFICATION: N/A

FORECLOSURE: No FC activity found

BANKRUPTCY: BKXX filed in on unknown date in Oct XXXX, POC filed XX/X/XXXX with $X arrears. XX-month plan confirmed with post petition payments outside the plan starting Nov XXXX.

PROPERTY: Property is owner occupied.  No property issues noted.

437338471	4/1/2022	3/31/2022	DELQ	XXXXX	XXXXX	No	XXXXX	XXXXX	LA	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Last contact XX/XX/XXXX a collection call to the borrower which the borrower said was an oversight. The property was vacant from XXXX to XXXX. No comments or additional inspections were found since that time.

REASON FOR DEFAULT: The last reason for default was per borrower an oversight.

MODIFICATION: N/A

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: There was a note from an inspection that the property was vacant as of XX/XXXX with deferred maintenance.

437338475	5/27/2022	4/25/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	LA	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Co-borrower made a phone payment in X/XXXX and X/XXXX. Borrower confirmed intent to keep LPI on account in XX/XXXX, rather than provide HOI coverage. NSF payment in XX/XXXX. Borrower verified the balance and reviewed general account information in XX/XXXX. Co-borrower made a phone payment in XX/XXXX. No further contact.

REASON FOR DEFAULT:  XXXX-XXXX: BK, unknown. XXXX: co-borrower's mother passed away, co-borrower surgery

MODIFICATION: N/A

FORECLOSURE:  No FC activity found

BANKRUPTCY:  Chapter XX filed in XXXX (date unknown); discharged XX/X/XXXX.

PROPERTY: Owner occupied. No mention of property condition.
437338478	5/1/2022	4/19/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	AZ	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Last contact XX/XX/XXXX with the borrower stating they got behind and he would catch it up. There was only one contact with the borrower in the past XX months and the borrower has been unresponsive.

REASON FOR DEFAULT: The reason for default not provided.

MODIFICATION: Loan has been modified most recently in XXXX. NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X.XX% for XX years, modified P&I $X.XXX.XX, matures XX/XX/XXXX.  Deferred balance iao $X.XX

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: No property issues noted.

437338481	4/20/2022	4/11/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	LA	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: X/XXXX borrower intention is to keep the property. She declines option to sell. Mod packet mailed. Complete mod packet not received. X/XXXX borrower declined mod assistance. XXXXX options discussed. FB plan in place from X/X/XXXX to XX/X/XXXX with no payment. Deferral requiring signature went out on X/XX/XXXX advising a next due date of X/XX/XXXX if the borrower returns the agreement. Signed agreement not located and history not reflecting that the plan was implemented. Last contact on X/XX/XXXX. Borrower set up a payment for April. Borrower proactive and responsive.

REASON FOR DEFAULT: X/XXXX child support expenses.  X/XXXX Borrowers spouse passed away.  Borrower’s son is paying mortgage.  X/XXXX borrower’s son pays the mortgage and is out of work.  Is back to work.  X/XXXX borrowers son got XXXXX.

MODIFICATION: N/A

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY:  Owner occupied. No BPO in the file.  Expired XXXXXcodes in servicing comments for XXXXXs.  No damage mentioned.

437338498	5/1/2022	4/28/2022	FB	XXXXX	XXXXX	No	XXXXX	XXXXX	TX	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: X/XX/XXXX borrower inquired if servicer would remove late ratings to the credit companies and trying to repair credit. X/XX/XXXX borrower cancelled scheduled payment due to affected by XXXXX, no details, servicer advised on how to apply for assistance. X/X/XXXX, unemployed due to XXXXX. Borrower approved for X month XXXXX FB, which has been extended through X/X/XXXX. X/XX/XXXX borrower noted they were still not working, due to giving birth in X/XXXX. Reinstatement funds received X/XX/XXXX, source unknown. XX/XX/XXXX borrower unemployed and husband's hours cut due to XXXXX. Last contact X/XX/XXXX making on-line payment.

REASON FOR DEFAULT:   RFD on X/X/XXXX was laid off during the holidays. X/XX/XXXX RFD, forgot to make payment.  X/XX/XXXX affected by XXXXX, no details provided.  X/X/XXXX borrower still unemployed due to XXXXX and family helping with payments.   X/X/XXXX still unemployed due to XXXXX and starting own business. X/XX/XXXX unemployed and husband's hours cut due to XXXXX.

MODIFICATION: Loan has been modified X times, most recently in XXXX. NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X%, modified P&I $XXX.XX, matures X/X/XXXX.  No deferred balance.

FORECLOSURE:   No evidence of foreclosure.

BANKRUPTCY:   No evidence of BK.

PROPERTY:   Unable to confirm current occupancy.   Loan originated as owner occupied.

437338506	5/1/2022	4/1/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	LA	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Last borrower contact X/XX/XXXX when borrower made a phone payment and was educated about ACH and online payments. No recent attempt to contact borrower. Loss Mit was last active when borrower made XX payments thru FC reinstatement to bring the loan current. Loan was prior modified in X/XXXX.

REASON FOR DEFAULT: RFD was noted on X/XX/XXXX as excessive obligations.

MODIFICATION: STEP NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X.XXX% for X years, modified P&I $X,XXX, matures X/X/XXXX. No Deferred balance or debt forgiveness.

FORECLOSURE: Loan referred to FC XX/XX/XXXX then place on Loss Mit hold X/XX/XXXX and XXXXX-XX hold X/XX/XXXX. Hold removed and Service completed XX/X/XXXX. FC closed X/XX/XXXX after loan reinstated to current status XX/XXXX.

BANKRUPTCY: No BK activity found.

PROPERTY: Current occupancy status was last noted on XX/XX/XXXX as owner occupied. Property condition was not provided.
437338510	4/26/2022	4/4/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	LA	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Appears starting of contact history loan was in active Loan mitigation. Mod denied in XX/XXXX, reason not provided. Mod denied due to incomplete docs multiple times, most recently in XX/XXXX. Mod denied in XX/XXXX due to FC sale date less than XX days of application. STIP mod approved in XX/XXXX, trial payments completed and mod completed as of XX/XX/XXXX. Borrower requested X month deferral in XX/XXXX due to XXXXX, no evidence that deferral was completed. Last contact XX/XX/XXXX borrower requested payment history from XXXX to current. No other contact noted.

REASON FOR DEFAULT: Unemployment.

MODIFICATION: NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXXXX.XX at X% , modified P&I $XXX.XX, matures XX/XX/XXXX. No deferred balance noted.

FORECLOSURE: Appears loan was in active FC at start of contact history, FC referral date and first legal date not provided. FC sale dates have been set a few times, but have been postponed and FC placed on hold for loss mit since XX/XXXX, most recently in XX/XXXX. FC dismissed on XX/XX/XXXX with completion of mod.

BANKRUPTCY: BK chapter XX filed on XX/XX/XXXX.  BK dismissed XX/XX/XXXX due court dismissal.

PROPERTY: Current occupancy vacant. XX/XXXX noted property was damaged due to flood, unable to find insurance claim or DOL, status of repairs not provided. X/XX/XXXX stated property was hit by XXXXX Ida, stated no property damage, no insurance claim noted.

TITLE ISSUES: There was Xnd Lien on the property for XXK, unable to determine the lean was Xst or Xnd Lien and title was clear.
437338518	5/1/2022	4/1/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	LA	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Contact history begins X/XXXX. Borrower called in on XX/XX/XX wanting to apply for mod and stated RFD due to illness, borrower had her leg amputated and receives SSI iao $X,XXX per month. Borrower was approved for a trial mod effective X/X/XX, completed the plan and received approval for a mod effective XX/X/XX. Mod was processed in X/XXXX. Last contact was in X/XXXX, borrower scheduled a payment. Loan is current.

REASON FOR DEFAULT: Illness, fixed income.

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX , modified balance $XX,XXX at X% for XX years, modified P&I $XXX, matures/expires XXXX. Deferred balance iao $X of which $X is eligible for forgiveness.

FORECLOSURE: File was in FC when history began in XXXX, on hold due to BK filing. Appears to have resumed in XX/XXXX and stopped in X/XXXX due to modification.

BANKRUPTCY: BKXX, filing date not provided, case appears to have been dismissed on XX/XX/XXXX.

PROPERTY: No property issues found. Property appears to be owner occupied.

437338530	5/1/2022	4/15/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	LA	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: X/XX/XXXX discussed workout options with borrower. borrower advised they pay when they have money X/XXXX. XXXXX assistance noted X/XX/XXXX, no details. Borrower advised they were not eligible for FB on X/XX/XXXX. Mod letter sent on X/X/XXXX. XXXXX assistance requested XX/X/XXXX, no details. FB discussed on XX/X/XXXX, X/XX/XXXX, and X/X/XXXX, borrower advise they are not eligible. Servicer discussed available options. Loss mitigation letters sent in XXXX (X) and on X/XX/XXXX. Last contact on X/X/XXXX when borrower discussed loss mitigation options with servicer.
REASON FOR DEFAULT: Illness X/XX/XXXX, medical X/XXXX, X/XXXX, and curtailment of income X/XXXX.
MODIFICATION: N/A
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: XXXXXdisaster noted X/X/XXXX for XXXXX Ida, light shingle damage noted X/XX/XXXX, claim package sent to borrower via email on XX/XX/XXXX. Loss draft was released on X/X/XXXX. Previous XXXXXdisasters noted for XX storms on X/XX/XXXX, for XXXXX XXXXX on XX/XX/XXXX, for XXXXX XXXXX on X/XX/XXXX, and XX storms on X/X/XXXX. No damage noted from these storms. X/X/XXXX property inspection notes property is occupied. Very minor roof damage noted in property inspection. No servicer notes or claim documents in file indicating DOL for roof damage.

437338545	6/1/2022	4/29/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	NJ	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Borrower was mostly current until X/XXXX. Missed a payment in XX/XXXX and X/XXXX, RFD excessive obligations. Then defaulted in X/XXXX, XXXXX related but no details captured. Contact with borrower is limited. Put on XXXXX hold starting X/XXXX through X/XXXX, no payments made. Partial claim mod processed in X/XXXX, including a subordinate loan for $XX,XXX.XX. Loan has been current since then.

REASON FOR DEFAULT:  XXXXX, income curtailment

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XX,XXX.XX at X.XXX% for XX years, modified P&I $XXX.XX, matures XX/X/XXXX. No deferred amount.

FORECLOSURE:  No FC activity found

BANKRUPTCY:  No BK activity found

PROPERTY:  Owner occupied. Property in XXXXXdisaster XX/XX/XXXX, no indication property was impacted.

437338546	5/1/2022	4/20/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	TX	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: X/XX/XXXX went over status of loan with the borrower . No RFD. X/XX/XXXX borrower disputing escrow increase, RFD was increase in payment. XX/XX/XXXX RFD, income reduced, provided financials and would call back to set up repayment plan, no return call. X/XX/XXXX went over escrow account and discussion of options. Borrower approved for X month XXXXX forbearance on X/XX/XXXX, ending X/X/XXXX. Incomplete loss mitigation package received XX/XX/XXXX. Borrower approved for X month XXXXX FB ending X/XXXX. X/XX/XXXX borrower called for status of loss mitigation. Borrower approved for XXXXX deferral for XX payments, which was boarded XX/X/XXXX. X/XX/XXXX borrower advised hardship was over, but loan was delinquent. Borrower requested PMI be removed, which was denied due to LTV. Last contact X/XX/XXXX, making payment. Borrower is struggling to make payments and any unexpected expenses or increase in payment amount is an issue.

REASON FOR DEFAULT:  XX/X/XXXX co-borrower unemployed and borrower's income reduced due to XXXXX.

MODIFICATION: N/A

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found

PROPERTY:   Unable to confirm current occupancy.  Loan originated as owner occupied purchase money.

437338547	5/1/2022	4/1/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	TX	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: There was little contact throughout XXXX delinquency, hardship due to borrower illness and hospitalization. Borrower requested XXXXX assistance April XXXX due to loss of work, FB approved April XXXX was extended multiple times through Sep XXXX. Borrower advised hardship was resolved XX/X/XXXX and submitted application for a partial claim, approved Nov XXXX. Docs were rejected Dec XXXX due to missing witness signatures, borrower responded Jan XXXX that hardship has returned due to entire family with XXXXX, husband hospitalized. Borrower request for extension Nov XXXX denied, hardship due to unemployment, expenses for having a baby.mod+PC approved Jan XXXX, financials are not documented. Borrower has made first X post-mod payments, last contact XX/XX/XXXX.

REASON FOR DEFAULT: XXXXX illness, unemployment, excessive obligations

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XX% for XX years, modified P&I $XXX.XX, matures X/X/XXXX, $X deferred balance.

FORECLOSURE: No FC activity found

BANKRUPTCY: BKX filed prior to review period on unknown date was discharged X/XX/XXXX without reaffirmation

PROPERTY: Property is owner occupied.  No property issues noted.

437338551	6/1/2022	4/29/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	CA	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Last contact XX/XX/XXXX with the borrower making a payment. The borrower was approved for a XX payment XXXXX deferral that was completed in XX/XXXX. The XXXXX hardship was resolved XX/XXXX for curtailment of income as the borrower was not able to work side jobs as a mechanic.

REASON FOR DEFAULT: The Reason for Default was curtailment of income as borrower had not work for his side job as a mechanic. Also prior was borrower illness and medical bills.

MODIFICATION: Loan has been modified most recently in XXXX. STEP/NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X.XX% for X years, modified P&I $XXXX.XX,

Step X at X.XX% for X years, modified P&I $X,XXX.XX, Step X at X.XX% for X years, modified P&I $X,XXX.XX, Step X at X.XXX% for XX years, modified P&I $X,XXX.XX, matures XX/XX/XXXX.  Deferred balance iao $XXX,XXX.XX of which $X.XX is eligible for forgiveness.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: No property issues noted. Comments on X/XX/XXXX reflect that the property is owner occupied.

437338555	5/1/2022	4/12/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	CT	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Active stip agreement as of start of comments on X/X/XXXX. Payments made and modification boarded X/X/XXXX. XX/X/XXXX borrower called to status of loan and next due date. X/XX/XXXX borrower approved for X month XXXXX FB. Borrower continued to make payments until XX/XXXX. XX/XX/XXXX borrower called to determine what documents would be necessary to apply for loss mitigation, RFD unemployed due to XXXXX. Complete package received XX/X/XXXX. XXXXX FB approved for XX months. XXXXX FB extended to X/XXXX. X/XX/XXXX borrower called to see when XXXXX FB ended. Complete loss mitigation package received X/XX/XXXX and XXXXX deferral was approved for X months, boarded X/XX/XXXX. Loan has been current since then. Last contact was X/XX/XXXX, making payment.

REASON FOR DEFAULT:   X/X/XXXX RFD, unemployed due to XXXXX.

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXX.XX, matures X/X/XXXX. No deferred balance.

FORECLOSURE: Active foreclosure as of start of comments on X/X/XXXX.  Foreclosure was closed when modification was boarded X/X/XXXX

BANKRUPTCY: No BK activity found.

PROPERTY:   Unable to confirm current occupancy.  Loan originated as owner occupied.

437338557	6/1/2022	4/29/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	FL	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: First contact with borrower other than making payments was XX/XX/XXXX RFD was reduction of income due to XXXXX and had car repairs. X month XXXXX FB approved. X/X/XXXX incomplete loss mitigation package. Complete package received X/XX/XXXX. XXXXX FB extended to X/X/XXXX. X/XX/XXXX XXXXX deferral for X payments approved and boarded X/XX/XXXX. XX/XX/XXXX incomplete loss mitigation package received. Complete package never received. Last contact with the borrower was X/XX/XXXX, making payment.

REASON FOR DEFAULT:   RFD related to income being cut in half due to XXXXX.

MODIFICATION: Missing modification.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found.

PROPERTY:   Unable to confirm current occupancy.  Loan originated as owner occupied.

437338560	5/1/2022	4/6/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	CA	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Contact history begins X/XXXX, borrower appears to have completed a trial plan and received approval for a mod effective X/X/XX; mod processed in X/XXXX. Borrower failed to perform on the mod. Borrower stated in X/XXXX that RFD as due to loss of income/unemployment. Trial plan for X payments was approved in X/XXXX; closed in X/XXXX due to non-performance. XXXXX-XX hardship was resolved in X/XXXX; mod review initiated. Borrower was approved for a mod in X/XXXX effective X/X/XX. Four payments were reversed in XX/XXXX to correct mod terms. Last contact was in XX/XXXX, borrower stated that he received a default letter and that he could not make the December payment, borrower was advised there were funds in suspense for payment; borrower opted out of loss mit options discussion. Loan is current.

REASON FOR DEFAULT: Unemployment due to XXXXX-XX, Loss of income.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X% for XX years, modified P&I $X,XXX, matures/expires XXXX. Deferred balance iao $X of which $X is eligible for forgiveness.

FORECLOSURE: Loan appears to have been referred in FC, referral date not provided FC stopped in X/XXXX due to modification.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found. Property appears to be owner occupied.

437338567	6/1/2022	4/27/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	MD	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Infrequent borrower contact throughout the review period. Borrower periodically calls in to make payments or explain hardship. Borrower noted as impacted by XXXXX in X/XXXX. Borrower advised they were attempting to obtain XXXk funds to assist, and later explained XXXk not releasing due to borrower not being at risk of FC. Borrower completed a XXXXX deferral on X/XX/XXXX. XX payments deferred to bring loan current with next due date of X/X/XXXX. Last contact on X/XX/XXXX when borrower called in to make a payment.

REASON FOR DEFAULT: Excessive obligation on XX/XX/XXXX and X/X/XXXX; Holidays on X/X/XXXX.

MODIFICATION: N/A

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: X/XXXX property inspection in seller docs shows property occupied, no damage.
437338568	4/1/2022	3/14/2022	DELQ	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	NY	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Last contact XX/XX/XXXX with an the borrower making a payment. The borrower was approved for a XXXXX deferral of XX payments that was consummated in XX/XXXX.

REASON FOR DEFAULT: The last reason for default for the deferral was Unemployment and reduction of income.

MODIFICATION: Loan has been modified most recently in XXXX. NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X.XX% for XXX months, modified P&I $X,XXX.XX, matures XX/XX/XXXX.  Deferred balance iao $X.XX

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: No property issues noted. Servicing comments do not reflect occupancy.  Occupancy unknown.

437338569	6/1/2022	1/7/2022	CURR	XXXXX	XXXXX	Yes	XXXXX	XXXXX	CA	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: X/XX/XXXX borrower advised that payment was withdrawn without authorization and was NSF. X/XX/XXXX borrower called to set up repayment plan, could not qualify. X/XX/XXXX borrower wanted to make X payment, servicer refused as insufficient to reinstate. X/XX/XXXX borrower approved for repayment plan with $X,XXX.XX down payment due X/XX/XXXX and then X payments of $X,XXX.XX starting X/XX/XXXX. X/XX/XXXX borrower unable to make X/XXXX payment, X payments received in X/XXXX. Servicer continued to accept repayment plan payments, but not paid per plan. XX/XX/XXXX borrower requested a loss mitigation package, no RFD or commitment to pay. Borrower delayed being referred to foreclosure with incomplete loss mitigation packages and promises to provide missing documentation. Complete loss mitigation package not received until X/XX/XXXX. Modification denied and reason reviewed with borrower XX/X/XXXX. Updated package received and denied XX/X/XXXX due to insufficient income. New complete loss mitigation package received and stip plan approved X/X/XXXX, down payment of $XX,XXX.XX due X/XX/XXXX and X payments of $X,XXX.XX starting X/X/XXXX. Stip payments made and modification approved XX/X/XXXX, redrawn for a name change XX/X/XXXX and boarded XX/X/XXXX. Last contact was X/X/XXXX making payment.

REASON FOR DEFAULT:  X/XX/XXXX, RFD, son stole millions of dollars from them.  X/XX/XXXX RFD, death of husband.

 MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $X,XXX.XX, matures XX/X/XXXX.  No deferred balance.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found.

PROPERTY:   Unable to confirm current occupancy.    Based on loan documents loan originated as an owner occupied refinance.

437338571	5/1/2022	4/4/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	NY	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: XX/XX/XXXX investor declined a short pay offer of $XX.K and countered with a short sale. Funds contributed from family. Last contact XX/X/XXXX; borrower called in to confirm the due date. Minimal contact with borrower over the last X years.

REASON FOR DEFAULT: XX/XXXX borrower unemployed since XXXX when diagnosed with mental health issues.

MODIFICATION: N/A

FORECLOSURE: Referred X/XX/XXXX, service completed XX/XX/XXXX, judgement figures completed XX/X/XXXX, XXXXX hold X/XX/XXXX, court delays noted X/XXXX, referred to litigation in X/XXXX, contested foreclosure. SumXXXXXJudgement filed on XX/X/XXXX, FC cancelled on X/XX/XXXX due to a reinstatement.  Contested matter resolved X/X/XXXX.

BANKRUPTCY: No BK activity found.

PROPERTY: Owner occupied per comments on XX/X/XXXX.  Last BPO dated X/X/XXXX reflects no visible repairs. XXXXXdisaster code added from X/X/XXXX to XX/X/XXXX.  Servicing comments do not mention damage to the property.

437338572	5/1/2022	4/5/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	AZ	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Last contact XX/XX/XXXX with an the borrower checking on the XXXXX XXXXX deferral process. The borrower was approved for a deferral of XX payments that ended on XX/XXXX for a XXXXX XXXXX hardship that was not provided.

REASON FOR DEFAULT: The reason for default was the borrower had a hardship as a result of the XXXXX XXXXX but did not specify what the hardship was.

MODIFICATION: Loan has been modified most recently in XXXX. NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X.XX% for XX years, modified P&I $X.XXX.XX, matures XX/XX/XXXX.  Deferred balance iao $X.XX

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: The property is owner occupied. No property issues noted.

437338574	5/1/2022	4/11/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	TN	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Contact history begins X/XXXX. A repayment plan was cancelled on X/XX/XX due to non-performance, details of the plan not provided. XXXXX-XX impact was discussed in X/XXXX borrower stated had a reduction of income then stated on X/X/XX that RFD was loss of job due to XXXXX. FB plan was approved, ending X/X/XX; borrower requested FB extensions and plan was extended several times. It appears that the repayment plan was extended to XX/X/XX, it appears that the plan was completed in X/XXXX then the borrower was reviewed for deferral. Deferral was processed in X/XXXX for XX payments with deferred interest totaling $XX,XXX. Last contact was in XX/XXXX, borrower scheduled a payment. loan is current.

REASON FOR DEFAULT: Unemployment and curtailment of income due to XXXXX-XX

MODIFICATION: STEP, first pay due X/X/XXXX, modified balance $XXX,XXX at X% for X years, modified P&I $XXX, matures/expires XXXX. Deferred balance iao $XX,XXX of which $X is eligible for forgiveness.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found. Property appears to be owner occupied.

437338579	5/1/2022	1/18/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	IA	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Loan reinstated in X/XXXX, stopping FC sale, from XX/XXXX due date, borrower made three payments, then defaulted in X/XXXX. Next contact was X/XXXX, borrower advised they were intending to reinstate. Next contact with borrower was in X/XXXX, when an agent visit the home, and gave envelope to borrower, who agreed to follow up with servicer. Borrower made contact the same month, advised their RFD as "told it was too late" but did not clarify, borrower noted they had a second with a credit union that they are refinancing. Next contact with borrower was in XX/XXXX, advised of FC sale date, will review docs for a mod, requested reinstatement amount. Mod denied X/X/XXXX due to pending FC sale, asked if sale could be extended, advised not possible, would need to reinstate. Reinstatement funds received X/XX/XXXX iao $XX,XXX., source of funds not provided, borrower requested that additional funds be applied to future payments, paying the loan ahead to X/XXXX, no payments have been made since X/XXXX. Last contact with borrower was X/XX/XXXX when they requested a verification of mortgage, showing it was current.

REASON FOR DEFAULT: Excessive obligations

MODIFICATION: Loan has not been modified.

FORECLOSURE: Loan in FC when reinstatement applied in X/XXXX, sale was scheduled for X/XX/XXXX, FC closed. FC referred again in XX/XXXX, first legal completed X/XX/XXXX, service completed X/X/XXXX, XXXXX hold placed in X/XXXX, removed X/XXXX, counsel advised to proceed. Judgment obtained XX/XX/XXXX, sale set for X/X/XXXX. Loan reinstated prior to FC sale, FC dismissed X/XX/XXXX.

BANKRUPTCY: No BK activity.

PROPERTY: No indication of property issues, subject is occupied by borrower.

437338581	5/1/2022	4/12/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	NY	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Borrower impacted by XXXXX-XX in XX/XXXX, requested assistance, was approved for X month forbearance in XX/XXXX which was then extended in XX/XXXX and XX/XXXX for total of XX months, forbearance from XX/XX/XXXX to XX/XX/XXXX. Borrower was approved for repayment plan in XX/XXXX, but contact history does not show it was accepted by Borrower. Borrower requested deferment in XX/XXXX, was advised that was not an option. Borrower noted as upset in XX/XXXX that FB was applied to account. Three month deferral approved on XX/XX/XXXX, receipt of signed deferral agreement noted as pending in XX/XXXX, no other details provided. However, pay history shows deferral was applied to account in XX/XXXX. Repayment plan discussed in XX/XXXX, but no formal agreement noted. Borrower requested FB in XX/XXXX, noted as not eligible on XX/XX/XXXX. No other loss mit activity noted. Last contact on XX/XX/XXXX, co-borrower called to make payment.

REASON FOR DEFAULT: Business failure and borrower unemployment due to XXXXX-XX.

MODIFICATION: N/A.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Owner occupied as of XX/XX/XXXX. Property designated as part of XXXXXdisaster area for XXXXX Isaias in XX/XXXX and for XXXXX Ida in XX/XXXX, no property damage noted. No other property issues noted.
437338582	5/1/2022	4/29/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	CA	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: X/XX/XXXX borrower called to verify if servicer received $XX,XXX.XX wire, which was received on X/XX/XXXX, no RFD. X/XX/XXXX borrower checking bank for funds, no RFD. X/XX/XXXX borrower called for amount to reinstate, RFD was business loss and judgments against property. No commitment to pay. X/XX/XXXX servicer returned $X,XXX.XX as insufficient to reinstate. Complete loss mitigation package received X/X/XXXX. Stip plan approved X/X/XXXX, X payments of $X,XXX.XX beginning X/X/XXXX. X/X/XXXX borrower called for XXXXX options, no RFD. Borrower reinstated in X/XXXX. XXXXX FB approved for X months on X/X/XXXX. XX/XX/XXXX XXXXX FB extended an additional X months. Incomplete loss mitigation package received X/XX/XXXX. Complete package received X/X/XXXX. X/XX/XXXX XXXXX FB extended to X/XXXX. XXXXX deferral approved X/X/XXXX for a total of XX months. X/XX/XXXX borrower called, no longer needs assistance. Last contact with borrower was X/XX/XXXX, making payment.

REASON FOR DEFAULT:   First RFD was X/XX/XXXX, unemployed for a period of time, but back to work.   X/XX/XXXX RFD, excessive obligations.  X/XX/XXXX RFD was unemployment.

MODIFICATION: STEP, first pay due X/X/XXXX, modified balance $XXXX.XX at X% for XX years, modified P&I $X,XXX.XX, matures X/X/XXXX.  No deferred balance.

FORECLOSURE: No FC activity found

 BANKRUPTCY: No BK activity found.

PROPERTY:   Unable to confirm current occupancy.  Loan originated as owner occupied purchase money.

437338585	5/1/2022	4/30/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	AZ	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Mod was denied May XXXX for incomplete docs, complete package submitted July XXXX, denied for unknown reason. Borrow reinstated XX payments Dec XXXX and then partially reinstated ongoing delinquency in April XXXX, hardship due to XXXXX unemployment. FB approved June XXXX was extended through May XXXX due to continued income curtailment, borrower returned to work only part-time. Borrower maintained occasional contact throughout plan, submitted loss mit application Aug XXXX for assistance with arrears. Account is XxXX since cured with ongoing contact for payments made after late charge date, last contact X/X/XXXX to request dec page for HOI.

REASON FOR DEFAULT: Income curtailment

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $X,XXX,XXX.XX at initial step rate of X% for X years, modified P&I $XXXX.XX, matures X/X/XXXX, $XXX,XXX.XX deferred balance is not eligible for forgiveness.

FORECLOSURE: Referred to foreclosure X/XX/XXXX, title is clear.  First legal filed XX/X/XXXX, sale set for X/XX/XXXX was canceled due to reinstatement.

BANKRUPTCY: No BK activity found

PROPERTY: Property is owner occupied.  No property issues noted.

437338587	5/1/2022	4/4/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	TX	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Borrower struggled to maintain current payment in XXXX due to income curtailment and reduced work hours. Servicer offered a X month deferral, however, borrower was not current as of X/XXXX. The borrower completed a X month trial plan and servicer granted a loan mod effective X/X/XXXX. The borrower has been cooperative with the servicer with last contact X/X/XXXX regarding payment. Loan has been current since the mod.

REASON FOR DEFAULT: Income reduction due to reduced work hours.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXXX.XX, matures/expires X/X/XXXX.  No deferred balance noted.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Property is owner occupied per comments. No damages noted.
437338588	4/1/2022	3/1/2022	DELQ	XXXXX	XXXXX	No	XXXXX	XXXXX	LA	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Repayment confirmation letter sent to borrower in X/XXXX, details of plan not provided, plan noted as completed as of XX/XX/XXXX. Borrower approved for XXXXX FB in XX/XXXX, extended multiple times, FB from XX/XX/XXXX to XX/XX/XXXX. XX/XX/XXXX borrower called stated he got the new job, still he needs assistance, requested partial claim. Mod was completed on XX/XX/XXXX. XX/XX/XXXX received call from borrower discussed forbearance, servicer advised that he is not eligible for forbearance, discussed available loss mit options and application process and HUD counseling as well. Last call XX/XX/XXXX to make payment.
REASON FOR DEFAULT: Medical bills and unemployed.
MODIFICATION: XXXXX-XX partial claim, no change in rate, payment amount or maturity.
FORECLOSURE: No FC activity noted.
BANKRUPTCY: No Bk activity noted.
PROPERTY: Current occupancy owner occupied. Moderate roof damage caused by XXXXX Ida noted on XX/XX/XXXX, no claim filed. Hazard claim filed on XX/XX/XXXX, DOL XX/XX/XXXX, COL XXXXX. Claim check iao $X,XXX received on XX/XX/XXXX, all funds noted as endorsed and released as of XX/XX/XXXX. No information provided regarding completion of or current status of repairs. No visible exterior damage noted per property visit on XX/XX/XXXX.

437338596	5/1/2022	4/27/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	MN	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Last contact XX/XX/XXXX with the borrower inquiring about an inspection fee charge. The borrower was approved for a Mod that was processed XX/XXXX bringing the loan current with a hardship of XXXXX XXXXX lead to reduced income.

REASON FOR DEFAULT: The last reason for default was curtailment of income.

MODIFICATION: Loan has been modified most recently in XXXX. NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X.XX% for XX years, modified P&I $XXX.XX, matures XX/XX/XXXX.  Deferred balance iao $X.XX

FORECLOSURE: The loan was referred to the Attorney to begin the foreclosure process XX/XX/XXXX that was put on hold XX/XXXX when the Loss Mitigation package was received. Foreclosure was stopped upon the completion of the Modification.

BANKRUPTCY: No BK activity found

PROPERTY: No property issues noted.

437338597	5/1/2022	4/5/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	CA	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Prior CHXX BK filed in XXXX and discharged in XXXX. Servicer granted a X month XXXXX forbearance effective X/X/XXXX. Servicer has had limited contact with the borrower due to the BK with last contact X/XX/XXXX with inbound call indicating borrower does not need loss mit assistance. Loan has been briefly XX days delinquent in the last XX months and is presently current.

REASON FOR DEFAULT: No RFD provided in comments.

MODIFICATION: HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXX.XX, matures/expires X/X/XXXX.  Deferred balance iao $XXX,XXX.XX which is not eligible for forgiveness based on borrower performance.

FORECLOSURE: Inactive FC. FC filed before BK XX filed in XXXX.  FC closed X/XX/XXXX

BANKRUPTCY: Prior CHXX BK filed in XXXX and discharged X/X/XXXX.  Unable to verify filing date.

PROPERTY: Unable to verify property occupancy from comments.
437338600	5/1/2022	4/13/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	NY	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: X/XX/XXXX borrower made payment and provided RFD of medical expenses. X/X/XXXX RFD was tenants not paying due to XXXXX and X month XXXXX FB approved. Borrower continued to make payments and on X/X/XXXX an additional X month XXXXX FB approved, ending X/X/XXXX. X/XX/XXXX XXXXX FB extended X months, ending XX/X/XXXX. X/X/XXXX complete loss mitigation package received and XXXXX FB extended X months. X/XX/XXXX XXXXX FB extended, ending X/X/XXXX. X month XXXXX deferral approved X/XX/XXXX. This was an unsolicited deferral. Last contact with the borrower was X/XX/XXXX, making payment on line.

REASON FOR DEFAULT:  RFD and always revolved around borrower illness and medical expenses, until X/X/XXXX when borrower stated tenants not paying.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XXX% for XX years, modified P&I $XXX.XX, matures X/X/XXXX.  No deferred balance.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found.

PROPERTY:   X/X/XXXX property tenant occupied.

437338605	4/1/2022	3/31/2022	DELQ	XXXXX	XXXXX	No	XXXXX	XXXXX	LA	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins X/XX/XXXX. Prior loan Mod completed X/X/XXXX; details of workout not provided. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Loss mitigation options discussed with borrower X/XX/XXXX. Borrower inquired about property inspection X/XX/XXXX. Borrower stated XX/XX/XXXX had fraud with bank account. Borrower stated X/X/XXXX only working part-time. Borrower stated X/X/XXXX had lack of work. X-month repayment plan offered X/X/XXXX. Plan confirmed kept X/XX/XXXX. Borrower called X/X/XXXX to make payment.

REASON FOR DEFAULT: Curtailment of income.

MODIFICATION: HAMP, first pay due X/X/XXXX, modified balance $XX,XXX at X% for X years, modified P&I $XXX.XX, maturesXXXX.  Deferred balance iao $X.  Step X and X have same rate and P&I payment as step X.

FORECLOSURE: No FC activity found.

BANKRUPTCY: Loan noted to be in active BKXX at start of history; details of filing not provided. BKXX dismissed X/XX/XXXX.

PROPERTY: Property is owner-occupied. XXXXXdisaster area noted X/XX/XXXX, X/XX/XXXX, XX/X/XXXX, and X/XX/XXXX; no indication property was affected. Loss draft claim noted X/XX/XXXX for $XX,XXX.XX due to XXXXX. Date of loss X/XX/XXXX. Funds endorsed/released to borrower. Unable to determine if repairs were completed. XXXXXdisaster area again noted X/XX/XXXX.
437338607	4/1/2022	3/7/2022	DELQ	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	TN	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins X/X/XXXX. Prior loan Mod completed X/XX/XXXX; details of workout not provided. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Borrower hardship noted XX/XX/XXXX; mother had hardship living on fixed income. Borrower requested reinstatement quote X/XX/XXXX; loan reinstated X/XX/XXXX. Borrower stated X/XX/XXXX lives in property. Borrower noted XX/XX/XXXX to be in hospital. Last contact X/XX/XXXX borrower scheduled payment.

REASON FOR DEFAULT: Curtailment of income. Borrower illness.

MODIFICATION: Per seller data, loan was modified X/XX/XXXX.  Agreement unavailable for review; unable to confirm terms.

FORECLOSURE: Loan was referred for FC X/XX/XXXX.  FC sale scheduled for X/XX/XXXX.  FC action closed/billed after reinstatement received X/XX/XXXX.

BANKRUPTCY: No BK activity found.

PROPERTY: Property is owner-occupied. XXXXXdisaster area noted X/XX/XXXX and X/X/XXXX; no indication property was affected.

437338608	5/1/2022	4/11/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	MO	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Borrower requested a reinstatement quote in XX/XXXX, but wasn't sure she could gather the entire amount. Borrower asked about a possible modification in X/XXXX, and was advised to apply for assistance. Borrower confirmed occupancy in X/XXXX, and discussed available retention options. Servicer solicited a X-month trial mod plan in XX/XXXX, and borrower accepted the offer in X/XXXX. Borrower requested an insurance claim package in X/XXXX, and had monthly contact with servicer regarding the claim. Borrower finished the trial plan in X/XXXX. Borrower asked servicer to remove co-borrower name from the account in X/XXXX, and provided a QCD. Modification was completed in X/XXXX. Borrower asked servicer to reissue an insurance draw check in XX/XXXX, and requested a final inspection in X/XXXX. Last contact was X/XX/XXXX; borrower confirmed the final insurance draw had been mailed.

REASON FOR DEFAULT:  Loss of income, excessive obligations

MODIFICATION: Loan has been modified X times, most recently in XXXX. NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X.XXX% for XX years, modified P&I $XXX.XX, matures X/X/XXXX.  Deferred balance iao $XX,XXX.XX is not eligible for forgiveness.

FORECLOSURE:  No FC activity found.

BANKRUPTCY:  No BK activity found.

PROPERTY: Owner occupied. Borrower filed an insurance claim for water and XXXXX damage on DOL X/XX/XXXX. Funds of $X,XXX.XX were received in X/XXXX; claim was monitored due to delinquency on account. First draw of $X,XXX.XX was sent in X/XXXX. Second draw of $XXX.XX released in X/XXXX, and was reissued in XX/XXXX. Third draw of $XXX.XX released in X/XXXX; painting was remaining to be completed. Final inspection completed and draw released in X/XXXX.
437338610	6/1/2022	4/29/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	NY	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Last borrower contact X/XX/XXXX when borrower made a phone payment. Loss Mit was last active when loan was modified XX/XXXX. Borrower was on a Stip to Mod X month plan that started X/XXXX. It ended XX/XXXX after plan was extended. Payments were set at $X,XXX.XX monthly. Borrower had a prior modification in XXXX.

REASON FOR DEFAULT: RFD was last noted on X/XX/XXXX as borrower unemployed since X/XXXX due to XXXXX-XX XXXXX. Borrower hoped to return to work soon and appeared to be working at time of modification.

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX at X.XX% for XX years, modified P&I $X,XXX, matures XX/X/XXXX. No Deferred balance or debt forgiveness.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Comments on XX/X/XXXX last indicated subject property was owner occupied. Property condition was not provided.
437338615	5/1/2022	4/15/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	IN	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Borrower was performing under the BK plan with occasional contact for account inquiries, no hardship is noted. Account has been contractually current since Feb XXXX, last contact X/XX/XXXX request for XXXX statement.

REASON FOR DEFAULT: Unknown

MODIFICATION: HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at initial step rate of X.XXX% for X years, modified P&I $XXX.XX, matures  X/X/XXXX, $X deferred balance.

FORECLOSURE: No FC activity found

BANKRUPTCY: BKXX filed on unknown date in XXXX. Servicer objected to plan due to failure to address ongoing payment, amended plan stated borrower to pay mortgage direct with arrears of $XXXX.XX per POC. Case discharged X/XX/XXXX, claim paid in full.

PROPERTY: Property is owner occupied.  No property issues noted.

437338622	5/1/2022	4/22/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	NJ	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: There was little contact throughout XXXX delinquency, hardship due to borrower had a stroke and was out of work for X months. Borrower requested XXXXX assistance Feb XXXX, denied due to loan was already delinquent . Assistance requested again May XXXX due to death in family, FB approved July XXXX was extended through Feb XXXX, borrower made some payments throughout the plan. Borrower advised X/XX/XXXX he returned to work and was ready to resume payments. Account is XxXX since cured, borrower hung up when contacted and reinstated Feb XXXX. Last contact X/XX/XXXX for phone payment.

REASON FOR DEFAULT: Borrower illness, income curtailment

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at initial step rate of X% for X years, modified P&I $XXX.XX, matures X/X/XXXX. $XXX,XXX.XX is deferred, of which $XXXX.XX is eligible for forgiveness over X years based on borrower performance.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Property is owner occupied.  No property issues noted.

437338627	5/15/2022	4/12/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	CA	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: No borrower contact, active BK until X/X/XXXX when it was discharged.

REASON FOR DEFAULT:   No borrower contact, active BK until X/X/XXXX when it was discharged.

MODIFICATION:  N/A

FORECLOSURE:   No evidence of foreclosure.

BANKRUPTCY:    BKXX filed X/XX/XXXX.   Notice of Final Cure filed on X/X/XXXX.   BK discharged X/X/XXXX

PROPERTY:   Unable to confirm current occupancy.   Loan originated as owner occupied.

437338628	4/1/2022	3/12/2022	DELQ	XXXXX	XXXXX	No	XXXXX	XXXXX	IL	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Last borrower contact X/X/XXXX when borrower made a phone payment and had general loan questions. Servicer has recently attempted to contact borrower with no success. The last attempt was made on X/XX/XXXX with no answer. Only work out activity was when borrower reinstated loan from FC in X/XXXX.

REASON FOR DEFAULT: No recent RFD provided. Last RFD was noted on XX/X/XXXX as curtailment of income.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X.X% for XXX months, modified P&I $XXX, matures XX/X/XXXX. No Deferred balance or debt forgiveness.

FORECLOSURE: Comments started X/XX/XXXX with loan active FC and FC sale date set for X/XX/XXXX. Prior FC timelines are unknown. FC sale cancelled X/XX/XXXX when borrower's reinstatement funds were received. FC closed X/XX/XXXX after loan was brought current at this time.

BANKRUPTCY: No BK activity found.

PROPERTY: Current occupancy status was last noted on X/X/XXXX as owner occupied.

437338630	6/1/2022	4/25/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	CA	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Loan in BK at beginning of review period with borrower making regular payments. After BK was discharged and FC dismissed, borrower calls and makes their payments each month. Last contact on X/XX/XXXX when borrower called to make payment.

REASON FOR DEFAULT: X/XX/XXXX Curtailment of income.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X% for XX years, modified P&I $X,XXX.XX, maturesXX/X/XXXX.  No deferred balance.  Loan modified in XXXX, letter sent in XXXX to correct language and amounts used in XXXX modification attempting to add a deferred balance which was not returned signed by the borrower.

FORECLOSURE: Loan on FC hold due to BK and XXXXX hold. The FC was cancelled in X/XXXX after the BK was discharged.

BANKRUPTCY: Loan in BK status at beginning of review period. Chapter XX BK was discharged on X/XX/XXXX.

PROPERTY: Property inspections in servicing file note property as occupied. No condition issues noted.

437338634	5/1/2022	4/4/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	NY	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins X/XX/XXXX. Limited contact noted with borrower. Investor approved Mod workout X/X/XXXX. Loan Mod workout booked XX/X/XXXX. Last contact XX/XX/XXXX borrower called to confirm billing statement.

REASON FOR DEFAULT: Hardship not provided.

MODIFICATION: Loan has been modified X time. NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X.XX%, modified P&I $X,XXX.XX, matures XX/X/XXXX.  Deferred balance iao $X.XX.

FORECLOSURE: Loan noted to be in active contested FC at start of history; referral date not provided.  XXXXX-XX FC hold placed X/XX/XXXX. FC action resumed X/XX/XXXX. Loss mitigation hold placed X/X/XXXX.  Mediation hearing date scheduled for XX/XX/XXXX.  FC action closed/billed after Mod workout booked XX/X/XXXX.  Mediation hearing held XX/XX/XXXX advising workout has been reached.

BANKRUPTCY: No prior BK filing noted.

PROPERTY: Property is owner-occupied. XXXXXdisaster area noted XX/X/XXXX; no indication property was affected.
437338635	5/1/2022	4/29/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	NJ	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Prior Mod completed X/X/XXXX; details of workout not provided. Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Borrower indicated hardship XX/XX/XXXX; getting paid late. Borrower advised X/XX/XXXX impacted by XXXXX; special X-month FB offered. Borrower confirmed X/XX/XXXX back to work full-time. Borrower inquired about delinquency letter X/X/XXXX. Borrower stated X/XX/XXXX ready to resume payments. X-month FB offered X/XX/XXXX. XX-month FB offered X/X/XXXX. Review for Mod denied X/XX/XXXX as hardship has been resolved. XX-month payment deferral completed X/XX/XXXX. Borrower stated X/XX/XXXX payment was an oversight. No recent contact noted with borrower.

REASON FOR DEFAULT: Curtailment of income. Borrower illness.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XXX%, modified P&I $X,XXX.XX, matures X/X/XXXX.  Deferred balance iao $X.XX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Property is owner-occupied. XXXXXdisaster area noted X/XX/XXXX; no indication property was affected.

437338637	5/1/2022	3/31/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	NY	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Minimal contact with borrower. X/XXXX Notes reference a canceled mod due to incomplete docs. XX/XXXX A stip mod is approved, but offer is declined by borrower. Several more mod attempts are noted. X/XXXX A XXXXX hardship letter is referenced. X/XXXX Borrower accepts a verbal mod offer. X/XXXX Final mod is implemented and FC is closed. The most recent contact was on X/XX/XXXX to make a phone payment.

REASON FOR DEFAULT: X/XXXX XXXXX.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at a fixed X%, modified P&I $X,XXX, matures X/X/XXXX. Deferred balance IAO $XX,XXX is not eligible for forgiveness. Mod does not include any PRA.

FORECLOSURE: Account is in FC when the history starts in X/XXXX. X/XXXX A contested matter is resolved. Account is reinstated via a final mod in X/XXXX.

BANKRUPTCY: No BK activity found.

PROPERTY: Per seller data original occupancy is primary. No recent notes found specifying current occupancy.

437338643	5/1/2022	4/6/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	IN	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: X/XX/XXXX borrower interested in loss mitigation, borrower referred to attorney as active BK. X/XX/XXX borrower called for status, again referred to attorney as active BK. BK dismissed XX/XX/XXXX and borrower called for loss mitigation options on XX/XX/XXXX. RFD was unemployment. XX/X/XXXX borrower had $X,XXX.XX as down payment for loss mitigation. XX/X/XXXX borrower was instructed to submit loss mitigation package and advised would be reviewed for XX month repayment plan, borrower advised was working. XX/X/XXXX borrower approved for X month repayment plan with down payment due XX/XX/XXXX and plan ending X/X/XXXX. Borrower made payments in excess of plan and loan is now current. Last contact was X/XX/XXXX making payment and advised does not require any assistance.

REASON FOR DEFAULT:   RFD on XX/XX/XXXX was unemployment, but back to work as of XX/X/XXXX.

MODIFICATION: Loan has been modified X times, most recently in XXXX. NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X% for XXyears, modified P&I $XXX.XX, matures X/X/XXXX.  No deferred balance.

FORECLOSURE:   X/XX/XXXX foreclosure sale set for X/XX/XXXX, when borrower had a XXXX BK reinstated.    Foreclosure dismissed when borrower was approve for repayment plan on XX/X/XXXX.

BANKRUPTCY:  BKXX, unable to determine filing date.    Reinstated X/XX/XXXX.  Dismissed XX/XX/XXXX.

PROPERTY:   Unable to confirm current occupancy.   Loan originated as owner occupied.

437338644	6/1/2022	4/20/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	TN	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Borrower has repaid arrears under the BK plan with no contact during the review period. Account has been contractually current since Oct XXXX.

REASON FOR DEFAULT: Unknown

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XX% for XX years, modified P&I $XXX.XX, matures X/X/XXXX, $X deferred balance.

FORECLOSURE: No FC activity found

BANKRUPTCY: BKXX was dismissed May XXXX. BKXX filed on unknown date in XXXX, plan and POC not provided.  Case converted to BKX X/XX/XXXX and was discharged X/XX/XXXX without reaffirmation.

PROPERTY: Property is owner occupied.  No property issues noted.

437338649	5/1/2022	4/18/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	AL	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Borrower unresponsive to collection efforts until X/XX/XXXX when borrower called to promise X payments in X/XXXX and RFD was in hospital for X months and borrower dies. Borrower made payments, but NSF. X/XX/XXXX same RFD, not sure what she wants to do, but would consider repayment plan. Borrower did not qualify as insufficient income. X/XX/XXXX RFD was still in hospital, but also mother died. Borrower reinstated loan in X/XXXX, but fell delinquent again in X/XXXX. XX/X/XXXX RFD was in hospital and son in hospital. Last contact with the borrower was X/XX/XXXX, making on-line payment. Borrower unresponsive to most collection efforts and in XXXX and XXXX would make payments when contact that were then NSF.

REASON FOR DEFAULT:  RFD has always involved illness of borrower, but has also included death of brother, death of mother and illness of son.  Borrower is deceased based on name on loan and modification documents.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXX.XX, matures X/X/XXXX. No deferred balance.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found.

PROPERTY:  Unable to confirm current occupancy.   Loan originated as owner occupied.   Hazard claim X/XX/XXXX for water damage on X/XX/XXXX, check in the amount of $X,XXX.XX and Xnd check in the amount of $X,XXX.XX.    Checks endorsed and sent to borrower.  No inspection.  Unable to determine if repairs were made.

437338651	5/1/2022	4/30/2022	BK13	XXXXX	XXXXX	No	XXXXX	XXXXX	AL	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: X/XXXX A stip to mod is approved, postponing a FC sale. X/XXXX Borrower files for BK. XX/XXXX All stip payments have been received. X/XXXX BK court approval is needed for final mod. X/XXXX A X month XXXXX FB plan is set up. X/XXXX Court approval is received and final mod is implemented. Borrower has been cooperative with fairly regular communication. The most recent contact was on X/XX/XXXX to make a phone payment.

REASON FOR DEFAULT: X/XXXX XXXXX.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at a fixed X%, modified P&I $XXX, matures XX/X/XXXX. Mod does not include any deferred amounts or PRA.

FORECLOSURE: Account is in FC when history starts in X/XXXX. X/XXXX BK hold is placed on the file.

BANKRUPTCY: X BK’s filed in X years, most recent was a BKXX filed in X/XX/XXXX which remains active.

PROPERTY: Notes reference a denied insurance claim for unspecified damages in X/XXXX due to lack of maintenance, DOL and COL not specified. X/XXXX Borrower inquired if there is a program available to help with unspecified repairs. The most recent inspection dated X/XXXX indicates the property is occupied and exterior is in good condition. Per seller data original occupancy is unknown. No recent notes found specifying current occupancy.

437338655	6/1/2022	4/12/2022	BK13	XXXXX	XXXXX	No	XXXXX	XXXXX	AR	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins X/XX/XXXX. Limited contact noted with borrower. Borrower confirmed loan status X/XX/XXXX.

REASON FOR DEFAULT: Hardship not provided.

MODIFICATION: Loan has been modified X times, most recently in XXXX. STEP NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X.XX% for X years, modified P&I $XXX.XX, matures X/X/XXXX.  Deferred balance iao $X.XX.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: Active BKXX at start of history; details of filing not provided.  Notice of payment change filed X/X/XXXX, X/X/XXXX and X/XX/XXXX.  No indication MFR has been filed; borrower is maintaining post-petition payments.

PROPERTY: Property is owner-occupied. XXXXXdisaster area noted X/X/XXXX; no indication property was affected.

437338657	5/1/2022	4/11/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	NJ	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Minimal borrower contact. XX/XXXX Borrower files for BK shortly before a FC sale date. XX/XXXX MFR is granted. X/XXXX Borrower calls in to discuss loss mit options, account not eligible due to FC sale date. X/XXXX Account is reinstated without assistance. Borrower has not been very responsive. The most recent contact was on X/XX/XXXX to make a phone payment.

REASON FOR DEFAULT: X/XXXX Excessive obligations.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at a fixed X.XXX%, modified P&I $XXX, matures X/X/XXXX. Mod does not include any deferred amounts or PRA.

FORECLOSURE: Account is in FC when the history starts in X/XXXX (referral date not found). Reinstated on X/XX/XXXX.

BANKRUPTCY: X BK’s filed in X years, most recent was a BKXX filed in XX/XX/XXXX with a MFR granted on XX/XX/XXXX.

PROPERTY: Per seller data original occupancy is primary. No recent notes found specifying current occupancy.

437338660	5/1/2022	4/25/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	FL	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Active repayment plan as of first comment on X/X/XXXX, unable to determine terms. Plan payments made and modification documents were sent to the borrower XX/XX/XXXX and boarded XX/X/XXXX. X/XX/XXXX servicer returned $XXX.XX, insufficient to reinstate. Borrower did not call about delinquency and returned funds until X/XX/XXXX when borrower was approved for repayment plan with $X,XXX.XX down due X/XX/XXXX and X monthly payments of $X,XXX.XX starting X/XX/XXXX. Borrower made payments, but not per the terms of the plan. Borrower finally brought loan current in X/XXXX, but then missed the next X months. X/X/XXXX co-borrower called for status and said would contact x-husband. Unable to confirm who is living in the property. X/X/XXXX borrower called for balance due. Last contact was XX/X/XXXX making payment on-line.

REASON FOR DEFAULT:   X/X/XXXX RFD was holidays.

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X%, modified P&I $XXX.XX, matures X/X/XXXX.   No deferred balance.

FORECLOSURE:  Active foreclosure as of the beginning of comments on X/X/XXXX, which was dismissed when modification was boarded.

BANKRUPTCY: No BK activity found.

PROPERTY:   Unable to confirm current occupancy.   Loan originated as owner occupied.

437338661	5/1/2022	4/7/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	ME	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Active FC in X/XXXX. Borrower submitted mod workout, mod approved and completed X/XX/XXXX. Loan has been XX-XX days late several times in past XX months since mod. First contact with borrower on X/XX/XXXX, when three payments were due, borrower set up ezpays for all three payments by the end of the month. RFD borrower changed jobs. NSF in X/XXXX, RFD was same job change issue. Borrower missed pmts in X/XXXX and XX/XXXX but no contact was made.

REASON FOR DEFAULT: Borrower unemployment

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XXX% for XX years, modified P&I $XXX.XX, matures X/X/XXXX. Deferred balance iao $XXX,XXX.XX is not eligible for forgiveness.

FORECLOSURE:  Referred to FC prior to X/XXXX. Proceeding to judgment on X/X/XXXX. Put on hold for mod workout. Mod completed in X/XXXX, FC action dismissed.

BANKRUPTCY:  No BK activity found

PROPERTY:  Owner occupied

437338662	5/1/2022	4/29/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	SC	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Contact history begins in X/XXXX. Borrower called in X/XXXX to schedule a payment indicating he fell behind on the loan because he switched jobs; a change in incentive plan affected approximately $X,XXX of income which was lost over X quarters, however, borrower stated on XX/X/XX that he is back on track. RFD also due to divorce and has custody of daughter. Borrower was offered a X month repayment plan in XX/XXXX but declined the plan, stating on XX/X/XX that the plan was not feasible and that he cannot make the large payment. Borrower entered into a X month repayment plan in XX/XXXX, ending on XX/XX/XX. Borrower called in on X/X/XX stating currently unemployed. A X month trial plan was approved in X/XXXX effective XX/X/XX. Loan was modified effective X/X/XX. Last contact was on X/XX/XX, borrower called to scheduled a payment. Loan is current.

REASON FOR DEFAULT: Unemployment, curtailment of income, change in employment, Divorce.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X% for XX years, modified P&I $XXX, matures/expires XXXX. Deferred balance iao $X.XX of which $X.XX is eligible for forgiveness.

FORECLOSURE: It appears that loan has been referred to FC but stopped due to modification in XXXX. Motion to dismiss FC was filed on X/X/XXXX; dismissal granted X/X/XXXX.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found. Property verified as owner occupied in X/XXXX.

437338666	5/1/2022	3/24/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	Yes	XXXXX	XXXXX	AZ	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Borrower account was reinstated by XXXXX Mar XXXX with monthly payments continuing through Oct XXXX. XXXXX assistance requested Aug XXXX, hardship due to spouse illness. FB approved Aug XXXX was extended through Mar XXXX, borrower also off work due to illness. Borrower confirmed hardship was resolved X/XX/XXXX, delinquency continued after deferral due to death of coborrower. Borrower reinstated Dec XXXX with life insurance proceeds and remains current, last contact XX/XX/XXXX to confirm total due.
REASON FOR DEFAULT: Borrower illness, death of coborrower
MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXX.XX, matures X/X/XXXX, $X deferred balance.
FORECLOSURE: No FC activity found
BANKRUPTCY: No BK activity found
PROPERTY: Property is owner occupied.  No property issues noted.

437338668	5/1/2022	4/28/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	NY	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: XXXX hardship due to ongoing health issues, medical expenses, and lack of health insurance. Borrower was performing under informal repay of $XXXX/mo from Aug XXXX - Feb XXXX but was unable to make final payment in March due to XXXXX closure, employed in school system. FB approved April XXXX was extended through May XXXX due to continued unemployment, borrower made occasional payments throughout the plan. Borrower submitted application Oct XXXX after hospitalization and remains current since deferral Nov XXXX, last contact X/XX/XXXX for phone payment.

REASON FOR DEFAULT: Borrower illness, XXXXX unemployment

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXX.XX, matures X/X/XXXX. $XX,XXX.XX deferred balance is not eligible for forgiveness.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Property is owner occupied.  No property issues noted.

437338671	5/1/2022	4/1/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	NC	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: X/XX/XXXX door knock, borrower accepted envelope, but declined to speak with servicer. Incomplete loss mitigation package received X/XX/XXXX. Complete package received X/XX/XXXX. Stip plan approved X/XX/XXXX, no down payment and X payments of $X,XXX.XX. Borrower returned signed plan, but no payments received. Plan cancelled for non-payment on XX/XX/XXXX. No contact with the borrower until XX/XX/XXXX when an incomplete loss mitigation package was received, which was denied as foreclosure sale date within XX days. Borrower called for reinstatement quote on XX/X/XXXX, no RFD and did not want to discuss options. XX/XX/XXXX borrower called to discuss options other than reinstatement that might be available. Reinstatement funds received XX/XX/XXXX. No contact with borrower since loan was reinstated.

REASON FOR DEFAULT:  RFD on X/XX/XXXX, illness of family member.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XXX% for XX years, modified P&I $X,XXX.XX, matures X/X/XXXX.  No deferred balance.

FORECLOSURE:   Active foreclosure as of start of comments X/X/XXXX.  Hearing set for X/X/XXXX, which was continued to X/X/XXXX at the borrower's request.   Foreclosure sale set for XX/XX/XXXX.  Foreclosure closed when reinstatement funds were received.

BANKRUPTCY: No BK activity found.

PROPERTY:   Unable to confirm current occupancy.  Loan originated as owner occupied.

437338675	5/1/2022	4/5/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	FL	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Last contact XX/XX/XXXX with the borrower confirming the last payment was posted. The borrower was on a repayment plan in XX/XXXX and successfully brought the loan current in XX/XXXX. The borrower has struggled to bring the loan current once they fall behind but have managed to do so over the last XX months.

REASON FOR DEFAULT: Last Reason for Default is excessive obligations with previous reason for default being curtailment of income.

MODIFICATION: Loan has been modified most recently in XXXX. NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X.XXX% for XX years, modified P&I $XXX.XX, matures XX/XX/XXXX.  Deferred balance iao $XX,XXX.XX of which $XX,XXX.XX is not eligible for forgiveness.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: No property issues noted.

437338676	5/1/2022	4/7/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	FL	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Borrower was unresponsive throughout XXXX delinquency until request for XXXXX assistance due to loss of work April XXXX, servicer advised FB was not necessary due to active BK. Borrower made some payments through the BK plan and submitted a loss mit application April XXXX, financials are not noted. Trial approved iao $XXXX.XX from July-Dec XXXX, all plan and post-mod payments made timely. Last contact X/XX/XXXX to confirm receipt of payment.

REASON FOR DEFAULT: Income curtailment

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXXX.XX, matures X/X/XXXX, $X deferred balance.

FORECLOSURE: Demand and referral prior to review period, complaint filed X/XX/XXXX, service completed X/XX/XXXX, borrower filed answer and request for extension of time. File assigned to new attorney Oct XXXX, stayed by BK and then dismissed after modification.

BANKRUPTCY: BKXX filed XX/X/XXXX,  objection filed X/XX/XXXX, hearing delayed by XXXXX. Plan approved X/XX/XXXX, case dismissed X/XX/XXXX.

PROPERTY: Property is owner occupied.  No property issues noted.

437338677	9/1/2022	4/19/2022	BK13	XXXXX	XXXXX	No	XXXXX	XXXXX	FL	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Only contact with the borrower has related to the wind andXXXXXdamage. Last contact was XX/XX/XXXX inquiring about disbursement of claim funds, which were approved for disbursement on XX/XX/XXXX after receipt of inspection and documents from contractor.
REASON FOR DEFAULT:   No RFD available, active BK.
MODIFICATION: Loan has been modified X times, most recently in XXXX. NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X% for XX years, modified P&I $XXX.XX, matures X/X/XXXX.  Deferred balance iao $XX,XXX.XXis not eligible for forgiveness.
FORECLOSURE:   Contested foreclosure in XXXX, unable to determine how resolved.
BANKRUPTCY:   BKXX   Unable to locate BK documents in file to review plan.
PROPERTY:   Unable to confirm current occupancy.   Loan originated as owner occupied.   X/XX/XXXX claim for $X,XXX.XX.  Date of loss was X/XX/XXXX, wind andXXXXXdamage.   First draw to XXXXX and borrower in the amount of $X,XXX.XX approved X/XX/XXXX.  X/X/XXXX no work completed per borrower as waiting on permits.  Inspection completed X/XX/XXXX, XX% complete.  Borrower fired XXXXX  X/XX/XXXX and hired new contractor.   Final disbursement approved XX/XX/XXXX after final inspection and receipt of all documents from contractors.

437338680	5/1/2022	4/11/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	NY	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Contact with AXP in X/XXXX regarding an incomplete loss mit package, AXP to follow up with borrower. Borrower authorized a third party agency in X/XXXX. Six payment stip mod communicated to borrower attorney, as file is litigated (no details on the nature of litigation), in X/XXXX, first payment due XX/XXXX, pay history confirms payments made on plan. Borrower completed payments and returned mod agreement in X/XXXX, mod booked in X/XXXX. Contact post mod is related to payment inquiries and drafts. Last contact with borrower was X/XX/XXXX, borrower called in for XXXX and XXXX.
REASON FOR DEFAULT: No provided.
MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X%, modified P&I $X,XXX.XX, matures X/X/XXXX.  Deferred balance iao $XXX,XXX.XX which is not eligible for forgiveness.
FORECLOSURE: Loan referred to FC sometime in XXXX. Hold for demand removed X/XX/XXXX, FC advised to proceed. File moved to Contested status in XX/XXXX, no details regarding contested matter, although borrower did authorize a third party agency (XXXXX) shortly thereafter. FC dismissed and closed in X/XXXX when loan was modified.
BANKRUPTCY:  N/A
PROPERTY: No indication of property issues, subject appears occupied by borrower.
437338683	5/1/2022	4/14/2022	BK13	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	AZ	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Borrower was on an active trial mod plan in X/XXXX; modification was completed in XX/XXXX. In X/XXXX, borrower disputed the escrow shortage after the recent modification. Servicer response was sent to borrower via letter in X/XXXX. Borrower called about payments in X/XXXX, and was transferred to the BK department. No further contact. Payments are usually made through the website.

REASON FOR DEFAULT:  Unknown.

MODIFICATION: Loan has been modified X times, most recently in XXXX. NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX at X% for XX years, modified P&I $X,XXX.XX, matures/expires X/X/XXXX.  Deferred balance iao $XX,XXX.XX is not eligible for forgiveness.

FORECLOSURE:  Timeline was not provided. Stayed by BK filing until X/XXXX. Sale was scheduled for X/XX/XXXX, but a loss mit hold started in X/XXXX after BK hold was released. Modification was completed in XX/XXXX. Motion to dismiss filed XX/XX/XXXX, granted XX/XX/XXXX.

BANKRUPTCY:  X) Chapter XX filed X/X/XXXX. Plan objection filed X/XX/XXXX. POC filed X/XX/XXXX. Plan confirmed XX/XX/XXXX. Case is active. X) Chapter XX filed in XXXX (date unknown); dismissed X/XX/XXXX.

PROPERTY: Owner occupied. No mention of property condition.
437338684	5/1/2022	4/29/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	CT	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Contact history begins X/XXXX. Borrower struggled to make payments on the loan, stating that she had other obligations. Borrower was approved for repayment plans. Borrower stated in X/XXXX that she wasn't working due to XXXXX-XX and was approved for FB plan ending on X/X/XX. Borrower requested additional XXXXX assistance and was approved for extension in X/XXXX, XX/XXXX and X/XXXX (ending on X/X/XX). Borrower stated on X/XX/XX that he was ready to resume making payments. A deferral for XX payments was approved and processed in X/XXXX. Last contact was on X/XX/XX, borrower called in to schedule a payment.

REASON FOR DEFAULT: Unemployment and curtailment of income due to XXXXX-XX.

MODIFICATION:  NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X.XXX% for XX years, modified P&I $XXX, matures/expires XXXX. Deferred balance iao $XX,XXX of which $X is eligible for forgiveness.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found. Property verified as owner occupied in X/XXXX.

437338688	5/1/2022	4/28/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	NJ	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Appears starting of contact history loan was in loss mitigation. Borrower requested mod package. STIP mod approved XX//XXXX for X months end date XX/XX/XXXX.XX/XX/XXXX stated borrower counsel advised that borrower was laid off, so borrower could not make December trail payment until end of January, sent breach letter and stated borrower had time until XX/XX/XXXX to pay the payment. Mod closed XX/XXXX due to trail mod failed. Xnd trail mod approved XX//XXXX for X months, mod completed as of XX/XX/XXXX. Last contact XX/XX/XXXX borrower called to inquiring regarding payment, and servicer discussed with borrower regarding FB options and XXXXX counseling. Borrower refused to continue.
REASON FOR DEFAULT: Laid off ,reduced income.
MODIFICATION: NON-HAMP, first pay due XX/XX/XXXX modified balance $XXX,XXX.XX at X% , modified P&I $XXXX.XX, matures/expires XXXX. Deferred balance iao $XXX,XXX.XX.
FORECLOSURE: Appears starting of contact history loan was in active FC. FC was on hold multiple times due to BK ,due to XXXXX-XX. and due to complete package received.  FC dismissed due to loan modification on XX/XX/XXXX.
BANKRUPTCY:  XX/XX/XXXX stated BK was on hold due to XXXXX-XX. Unable to determine filing date and case #. BK chapter XX dismissed XX/XX/XXXX.
PROPERTY: Current occupancy owner occupied. No property issues noted.
437338690	5/1/2022	4/4/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	NY	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Last borrower contact X/X/XXXX when borrower made a phone payment. Borrower was initially set up on a X month RPP iao $X,XXX.XX monthly starting X/XX/XXXX and ending X/XX/XXXX. It was continuously extended XX months thru X/XX/XXXX due to XXXXX-XX until comments indicated it had been exhausted. One last RPP was set up X/XX/XXXX for X months starting XX/XXXX and ending XX/XXXX iao $X,XXX.XX monthly. No recent Loss Mit activity.

REASON FOR DEFAULT: RFD last noted on XX/XX/XXXX as work hours reduced.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XX% for XX years, modified P&I $X,XXX, matures X/X/XXXX. $XXX,XXX.XX deferred. No debt forgiveness.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Current property occupancy status was last noted on X/XX/XXXX as owner occupied. Property condition was not provided.
437338695	5/1/2022	4/29/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	PA	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins X/X/XXXX. Prior loan Mod completed X/X/XXXX; details of workout not provided. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Borrower inquired about escrow refund check XX/XX/XXXX. Borrower requested tax form X/X/XXXX and again X/XX/XXXX. Last contact X/XX/XXXX to process payment.

REASON FOR DEFAULT: Hardship not provided.

MODIFICATION: STEP HAMP, first pay due X/X/XXXX, modified balance $XX,XXX at X.X% for X years, modified P&I $XXX.XX, matures XXXX.  Deferred balance iao $XX,XXX.XX which is not eligible for forgiveness based on borrower performance.

FORECLOSURE: Loan noted to be in FC prior to stay by BK; referral date unknown. XXXXX-XX FC hold noted X/XX/XXXX.  Motion to Dismiss granted X/XX/XXXX.

BANKRUPTCY: Loan noted to be in active BKXX at start of history; details of filing not provided. BKXX discharged X/XX/XXXX.

PROPERTY: Property is owner-occupied. Borrower inquired X/X/XXXX how to file hazard claim due to damages.  XXXXXdisaster area noted X/XX/XXXX due to XXXXX.  No indication claim was filed. Unable to determine type of damages, DOL, COL and if damages were repaired.

437338699	5/1/2022	4/28/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	CA	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins X/XX/XXXX. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Servicer notes review for Mod at start of contact history; booked X/XX/XXXX. Borrower again inquired about Mod workout X/X/XXXX, however unable to afford higher payments. Borrower stated X/X/XXXX impacted by XXXXX-XX. X-month special FB offered X/XX/XXXX. Xrd party stated X/XX/XXXX intentions to fully reinstate. Plan confirmed kept X/XX/XXXX. Borrower requested special FB extension X/XX/XXXX. Plan confirmed kept XX/X/XXXX. X-month FB offered X/XX/XXXX. Servicer notes X/XX/XXXX borrower eligible for deferment to bring current. X-month payment deferral completed X/XX/XXXX. Borrower inquired about monthly billing statements X/XX/XXXX. Xrd party again requested statements X/XX/XXXX. Xrd party stated X/X/XXXX paid every Xth Wed of each month. Last contact X/XX/XXXX to confirm payment.

REASON FOR DEFAULT: Curtailment of income.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X%, modified P&I $X,XXX.XX, matures X/X/XXXX.  Deferred balance iao $X.XX.

FORECLOSURE: Loan noted to be in FC stayed by BKXX filed; referral date unknown.  FC action closed/billed X/XX/XXXX after Mod booked.

BANKRUPTCY: Loan noted to be in BKXX at start of history; details of filing not provided.  Dismissed X/XX/XXXX.

PROPERTY: Property is owner-occupied. XXXXXdisaster area noted XX/XX/XXXX; no indication property was affected.
437338700	6/1/2022	4/22/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	FL	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: X of X original borrowers on the note are deceased. Borrower received a loan mod in XXXX due to income curtailment and illness from an accident.

 Loan has been XX days delinquent over the last X years due to temporary unemployment and income curtailment.  Servicer denied a FB X/XXXX and borrower has declined X repayment plans in the last year.  She has been cooperative with the servicer with last contact X/XX/XXXX with inbound call inquiring about paying mortgage bi-weekly.  Loan has been current for the last X months.. NSF noted X/XXXX with borrower making up payment the same month.

REASON FOR DEFAULT: Income curtailment and illness

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XXX% for XX years, modified P&I $XXX.XX, matures/expires X/X/XXXX.  Deferred balance iao $XX,XXX which is not eligible for forgiveness and is due at maturity.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Unable to verify property occupancy from comments. No damages noted.
437338702	5/1/2022	4/8/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	IL	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins X/XX/XXXX. Prior loan Mod completed X/X/XXXX; details of workout not provided. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Borrower inquired about negative credit reporting X/X/XXXX. Borrower requested tax statement X/X/XXXX. Borrower disputed credit reporting X/XX/XXXX. Borrower stated X/XX/XXXX impacted by XXXXX; working less hours. Special FB offered X/XX/XXXX. Plan extended X-months X/XX/XXXX. Borrower stated X/XX/XXXX just returned to work but not to regular hours. Servicer confirmed receipt of borrower financials XX/XX/XXXX for Mod workout. X-month FB offered X/X/XXXX. Borrower disputed credit reporting X/XX/XXXX. Borrower stated X/XX/XXXX looking to resume payments. Borrower advised of missing financials X/XX/XXXX. Payment deferral completed X/XX/XXXX. Last contact X/XX/XXXX borrower made payment.

REASON FOR DEFAULT: Curtailment of income.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X%, modified P&I $XXX.XX, matures X/X/XXXX.  Deferred balance iao $X.XX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Property is owner-occupied. No property damage noted.

OTHER SERVICING: Servicer posted several deferral transactions in X/XXXX totaling $XX,XXX. Deferral agreement docs in file support a deferral iao $X,XXX.XX.
437338705	5/1/2022	4/29/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	TX	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Prior CHXX BK filed in XXXX and discharged XX/X/XXXX. RFD at that time from documents provided was income curtailment. Servicer has had very limited contact with the borrower due to the BK with only contact X/XX/XXXX regarding borrower request for late fee waiver. X recent NSFs in the last X months with borrower making up payment each month. No new RFD provided.

REASON FOR DEFAULT:  Income curtailment.

MODIFICATION: STEP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXX.XX, matures/expires X/X/XXXX.  Deferred balance iao $XX,XXX.XX is not eligible for forgiveness and is a balloon due at maturity.

FORECLOSURE: Inactive FC.  FC filed prior to BK, however, unable to verify referral date.  FC closed X/XX/XXXX upon BK discharged.

BANKRUPTCY: Inactive CHXX BK.  Prior CHXX BK filed X/X/XXXX and discharged XX/X/XXXX. POC amount $XXX,XXX.XX.

PROPERTY: Property is owner occupied per documents provided. No damages noted.
437338711	5/1/2022	4/6/2022	CURR	XXXXX	XXXXX	Yes	XXXXX	XXXXX	OH	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Prior Mod workout completed X/X/XXXX; details or workout not provided. Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Borrower hardship noted X/XX/XXXX being sick and in hospital. Hardship restated X/XX/XXXX. Borrower inquired X/XX/XXXX on how to change name on account; advised to refinance. Death in family noted XX/XX/XXXX. Borrower stated XX/XX/XXXX getting back to work. Borrower inquired about deferral program X/X/XXXX. Borrower indicated X/XX/XXXX impacted by XXXXX; out of work receiving unemployment benefits. X-month special FB offered X/X/XXXX. Plan confirmed kept X/XX/XXXX. Borrower stated X/X/XXXX waiting on unemployment check. Borrower requested FB extension XX/XX/XXXX stating still unemployed. Borrower stated XX/XX/XXXX very ill; not receiving unemployment. Xrd party requested X-month repayment plan XX/XX/XXXX; $XXX.XX from X/XX/XXXX to X/XX/XXXX; borrower death noted. Xrd party stated X/XX/XXXX on unemployment; stating can reinstate in March. Plan confirmed kept X/XX/XXXX. New FB plan offered X/XX/XXXX for $XXX.XX through X/XX/XXXX. Plan confirmed kept X/X/XXXX. Xrd party inquired about payment X/XX/XXXX; believed FB was Mod. Xrd party requested online access X/XX/XXXX. Xrd party called XX/X/XXXX to setup ACH payments. Last contact X/X/XXXX to schedule payment.

REASON FOR DEFAULT: Borrower illness. Borrower death.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X.XX%, modified P&I $XXX.XX, matures X/X/XXXX.  Deferred balance iao $X.XX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Property is non owner-occupied. No property damage noted.

TITLE ISSUES: Borrower is deceased. Status of probate is unknown.

437338714	5/1/2022	4/8/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	NJ	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Appears at the starting of contact history loan was in mod process. XX/XX/XXXX stated mod was denied due to insufficient income and advised to borrower FC sale set for XX/XX/XX. XX/XX/XXXX borrower called requested for mod, servicer advised that he had permanent mod denial. XX/XX/XXXX borrower called and advised his income changed and wanted to apply for mod. Servicer stated borrower needs a letter from his attorney. Loss mitigation was extended until XX/XX/XXXX. XX/XX/XX stated mod trail approved. Borrower unable to pay Xnd mod trial payment due to XXXXX-XX , servicer advised apply for XXXXX-XX assistance for forbearance.XX/XX/XXXX stated mod effective date XX/XX/XXXX. Last contact XX/XX/XXXX borrower called regarding statement, statement was not showing his payments and showing due X months ,servicer stated disregard the statement.

REASON FOR DEFAULT: Unknown.

MODIFICATION: Loan has been modified X times, most recently in XXXX. NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X.X%, modified P&I $X,XXX.XX, matures/expires XXXX NO deferred balance noted.

FORECLOSURE: FC proceeded date XX/XX/XXXX. FC sale was pending due to BK filed. FC on hold due to loss mitigation.  FC closed on XX/XX/XXXX.

BANKRUPTCY: BK filed on XX/XX/XXXX, BK dismissal date XX/XX/XXXX

PROPERTY: Current occupancy unknown. Per seller data owner occupied. XX/XX/XXXX borrower stated property impacted by XXXXX Ida, no insurance claim noted, no other details provided. Current status of impact not provided.
437338721	6/1/2022	4/19/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	TX	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Comments being with loan in active FC but needed to be restarted so re-referred XX/XX/XXXX. Borrower was contesting, neared sale but then FC put on XXXXX hold. Very little borrower contact is noted. No RFD captured. In X/XXXX borrower submitted request for mod. Put on X month trial which was completed. Final mod completed in XX/XXXX. Borrower has been current since the mod.

REASON FOR DEFAULT:  Unknown

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X.XX% for XX years, modified P&I $XXX.XX, matures X/X/XXXX. No deferred amount.

FORECLOSURE:  Referred to FC prior to X/XXXX. FC action was contested, borrower had submitted cease/desist notice, was on litigation hold. Borrower was demanding the servicer show authority, show they have custody/control of the original Note. System notes that FC is being restarted as of XX/X/XXXX. Referred to FC again on XX/XX/XXXX. Title clear as of XX/X/XXXX. Sale scheduled for X/X/XXXX. It's noted on XX/X/XXXX that the loan matured X/XXXX so they can't deliver a reinstatement. Dispute filed, sale postponed. Again it appears borrower contested the FC action. Then XXXXX hold put in place X/XX/XXXX and remained until mod was completed in XX/XXXX, then FC action was closed/dismissed.

BANKRUPTCY:  No BK activity found

PROPERTY:  Owner occupied. Property located in XXXXXdisaster on X/XX/XXXX. No indication property was impacted.

437338723	5/1/2022	4/19/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	SC	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Contact history begins X/XXXX, borrower stated that she sent the mod agreement and was advised mod was received. Loan was modified effective X/X/XX. Co-borrower called in XX/XXXX to dispute credit report and was advised to send a letter to the servicer. Co-borrower stated on X/X/XX that he applied for XXXXX assistance online. FB was approved for X payments, ending X/XX/XX. Borrower called to make a payment on X/XX/XX and stated back to work but needed assistance for the past due amount; deferral was approved and processed for X payments. FB extension was approved in XX/XXXX, ending X/X/XX; plan kept. Borrower requested additional assistance in X/XXXX and was approved for another deferral; processed in X/XXXX for X payments. Credit reporting dispute was received in X/XXXX, borrower disputing ownership of loan; no additional details provided. Last contact was in XX/XXXX, co-borrower gave authorization to XXXXX from XXXXX who inquired about UPB and other loan payment information. Loan is current.
REASON FOR DEFAULT: XXXXX-XX, illness.
MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX at X% for X years, modified P&I $XXX, matures/expires XXXX. Deferred balance iao $X of which $X is eligible for forgiveness.
FORECLOSURE: It appears file has been referred to FC, referral date not provided. FC stopped in X/XXXX due to modification. Motion to dismiss FC was filed on X/XX/XXXX and granted on X/X/XXXX.
BANKRUPTCY: No BK activity found.
PROPERTY: No property issues found. Property appears to be owner occupied.

437338724	5/1/2022	4/16/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	OH	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Active loss mit noted at start of contact history, start date of loss mit review not noted, loss mit closed in XX/XXXX due to reinstatement. Borrower indicated on XX/XX/XXXX they received assistance from local agency, XXXXX, for four payments. Servicer indicated they did not receive funds as of yet, borrower indicated they may be in mail, no other details provided. Borrower stated on XX/XX/XXXX that they were to receive funds from impact agency in XXXXX, Ohio for full reinstatement amount on XX/XX/XXXX, payment of $X,XXX received on XX/XX/XXXX and applied for X payments. No other loss mit activity noted. No other loss mit activity noted. Last contact on XX/XX/XXXX, borrower called to make payment.
REASON FOR DEFAULT: Excessive obligations and family health issues.
MODIFICATION: N/A.
FORECLOSURE: Appears loan was on FC hold for loss mit at start of contact history, but was closed as of XX/XX/XXXX due to loan modification. FC dismissal filed on XX/XX/XXXX, granted on XX/XX/XXXX.
BANKRUPTCY: No BK activity found.
PROPERTY: Owner occupied as of XX/XX/XXXX. No property issues noted.
TITLE ISSUES: Title issues noted in XX/XXXX. Legal description attached to mortgage does not match vesting deed and therefore is not the subject property. Title resolution was to be Mortgage reformation (Judgment) through county. Title issue was included in FC and would be cleared upon Judgment, title judgment review completed on XX/XX/XXXX. Second title issue of unknown spouse may claim interest in property as evidenced by lack of marital status shown on Deed, title claim submitted on XX/XX/XXXX. No other details provided.
437338726	5/1/2022	4/7/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	LA	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Borrower made phone payments between X/XXXX and X/XXXX. The X/XXXX payment was NSF. Servicer approved a X-month repay plan in XX/XXXX, but borrower didn't make any payments. Borrower requested a reinstatement quote in X/XXXX. Borrower reported a XXXXX hardship through the website in X/XXXX, and servicer approved a X-month forbearance plan to start in X/XXXX. Borrower declined XXXXX disaster assistance in X/XXXX in favor of a mod review. Borrower submitted two incomplete applications before package was noted as complete in X/XXXX. Servicer approved a X-month trial mod plan. Borrower had regular contact with servicer during the plan, and reported an open insurance claim in XX/XXXX. Regular contact continued while borrower made repairs. Modification was completed in X/XXXX. Last contact was in X/XXXX when borrower verified receipt of insurance draw funds.

REASON FOR DEFAULT:  XXXX: reduced work hours. XXXX: XXXXX impact-details were not provided

MODIFICATION: Loan has been modified X times, most recently in XXXX. NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $X,XXX.XX, matures XX/X/XXXX. No deferred amounts noted. Modifications also completed in XXXX, XXXX, XXXX and XXXX.

FORECLOSURE:  Referred XX/XX/XXXX then placed on hold for original documents. XXXXX moratorium hold X/XX/XXXX.

BANKRUPTCY:  Chapter X filed XX/XX/XXXX; discharged X/XX/XXXX, no mention of reaffirmation

PROPERTY: Owner occupied. Insurance claim filed for XXXXX damage on DOL X/XX/XXXX. Funds of $XX,XXX.XX were endorsed and released to borrower in X/XXXX. Insurance claim filed for XXXXX damage on DOL X/XX/XXXX. Funds of $XX,XXX.XX were received in XX/XXXX. Borrower requested self repair. Initial draw released in XX/XXXX. Depreciation funds of $X,XXX.XX received in X/XXXX, interim draw released that month. Repairs were verified completed, and all remaining funds released in X/XXXX.
437338732	5/1/2022	4/16/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	CA	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: No recent borrower contact. Last contact XX/X/XXXX when servicer called to collect. Borrower hung up when trying to collect. The last phone attempt with answering machine was on XX/XX/XXXX. Servicer doesn't seem to have a current contact number. It appears a Skip is needed. No Loss Mit activity. Loan was prior modified X/XXXX.

REASON FOR DEFAULT: RFD is unknown.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X.X% for XX years, modified P&I $XXX, matures X/X/XXXX. No Deferred balance or debt forgiveness.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Current occupancy status was last noted on X/XX/XXXX as owner occupied. Property condition was not provided.
437338739	5/1/2022	4/4/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	OH	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower. Skip trace efforts noted X/X/XXXX. Borrower inquired about pre-approved Mod X/XX/XXXX. Borrower inquired about trial period X/XX/XXXX. Servicer notes X/XX/XXXX Mod workout not accepted. Borrower inquired about workout options X/XX/XXXX. Borrower asked about prior Mod workout offered X/XX/XXXX. Servicer advised X/XX/XXXX pre-approved Mod to be reinstated. Mod workout approved XX/XX/XXXX. Mod agreement rejected XX/X/XXXX being signed incorrectly. Borrower stated X/X/XXXX having issue getting agreement resigned by ex-wife. Borrower stated X/XX/XXXX waiting in quit-claim deed to be executed. Servicer advised X/XX/XXXX agreement not properly notarized. Borrower stated X/XX/XXXX lost employment. Borrower was advised XX/X/XXXX Mod denied due to no QCD recorded or divorce decree. Borrower reapplied for Mod workout X/XX/XXXX, however incomplete. Stip to Mod approved X/X/XXXX with payments of $XXX.XX through X/X/XXXX. Last borrower contact X/XX/XXXX stating will be returning signed agreement. Loan was modified X/XX/XXXX.

REASON FOR DEFAULT: Borrower unemployment.

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X.X%, modified P&I $XXX.XX, matures X/X/XXXX.  Deferred balance iao $X.XX.

FORECLOSURE: Loan noted to be in FC prior to stay of BK; referral date unknown.  Legal notes X/X/XXXX attempt to reinstate case with court. XXXXX-XX FC hold placed X/XX/XXXX.  Loss mitigation hold placed X/XX/XXXX.  FC action closed/billed after Mod workout booked X/XX/XXXX.  Motion to Dismiss granted XX/XX/XXXX.

BANKRUPTCY: Loan noted to be in BKXX at start of history; details of filing not provided. BK dismissed X/XX/XXXX.

PROPERTY: Property is owner-occupied. No property damage noted.
437338741	6/1/2022	4/28/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	IN	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Active stip plan as of start of comments on X/XX/XXXX. Modification was approved and sent to borrower for signature. X/XX/XXXX borrower advised had not received documents. X/XX/XXXX documents required x-wife's signature, borrower advised she would not sign documents. Borrower working to obtain documentation to remove x-wife. XX/X/XXXX borrower's brother called, borrower in the hospital and modification was cancelled XX/XX/XXXX as documents never returned. X/XX/XXXX borrower called for status, servicer advised would need to reapply for loss mitigation and servicer returned funds in the amount of $X,XXX.XX as insufficient to reinstate. Incomplete loss mitigation package received X/XX/XXXX. X/XX/XXXX borrower called to advise he would file BK prior to the X/XX/XXXX scheduled sale date. incomplete loss mitigation package received X/XX/XXXX. X/XX/XXXX borrower applied for XXXXX assistance via the website. X month XXXXX FB approved, ending XX/X/XXXX. XX/XX/XXXX borrower called for status. XX/X/XXXX borrower advised could resume payments, but needed assistance with delinquency. XXXXX FB extended, ending X/X/XXXX. Complete loss mitigation package received X/XX/XXXX. Stip plan approved X/XX/XXXX, no down payments, X payments of $X,XXX.XX starting X/X/XXXX. Plan payments made and modification approved and boarded X/XX/XXXX. Last contact with the borrower was X/XX/XXXX, making payment.

REASON FOR DEFAULT:  RFD based on loss mitigation documents in long term disability.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X%, modified P&I $X,XXX.XX, matures X/X/XXXX.  No deferred balance.

FORECLOSURE: Foreclosure sale date was set for X/XX/XXXX when placed on hold for the failed loss mitigation in XX/XX/XXXX.   Foreclosure sale was set for X/XX/XXXX when placed on loss mitigation.  Foreclosure dismissed after modification boarded.

BANKRUPTCY: BKXX filed X/XX/XXXX.  Dismissed X/XX/XXXX.     BK multiple filer.

PROPERTY:   Unable to confirm current occupancy.  Loan originated as owner occupied.

437338742	5/1/2022	4/11/2022	BK13	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	CA	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Borrower is performing under the BK plan with little contact with borrower during the review period, no hardship or financials documented. Account was first contractually current Sep XXXX, borrower was unresponsive regarding missed Nov XXXX payment but has paid timely since reinstatement Dec XXXX. Last contact X/XX/XXXX, borrower said to talk to attorney and hung up.

REASON FOR DEFAULT: Unknown

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX at X.XXX% for XX years, modified P&I $XXX.XX, matures XX/X/XXXX. $XX.XX deferred balance is not eligible for forgiveness.

FORECLOSURE: FC sale scheduled prior to review period was postponed multiple times for BK and dismissed Sep XXXX after reinstatement.

BANKRUPTCY: BKXX filed on unknown date in XXXX, objection to plan confirmation filed X/XX/XXXX was overruled due to judge sustained trustee objection to plan. Plan was confirmed XX/XX/XXXX, Motion to deem current entered XX/XX/XXXX and discharge is pending.

PROPERTY: Property is owner occupied.  No property issues noted.

437338743	6/1/2022	4/27/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	MA	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Prior Mod completed X/X/XXXX; details of workout not provided. Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Skip trace efforts noted XX/X/XXXX. Door knock attempts noted XX/X/XXXX. Borrower hardship X/X/XXXX wasn't working; now working again. Borrower stated would send in Mod workout packet. Borrower inquired about Mod X/XX/XXXX. Borrower requested reinstatement quote X/XX/XXXX which was received X/XX/XXXX. X-month special FB offered X/X/XXXX. Borrower called to confirm FB plan XX/XX/XXXX. X-month extension offered XX/X/XXXX. Plan confirmed kept X/X/XXXX. X-month FB offered X/XX/XXXX. X-month FB offered X/XX/XXXX. XX-month deferral completed X/XX/XXXX. Last contact X/XX/XXXX to make payment for NSF.

REASON FOR DEFAULT: Borrower unemployment.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XXX%, modified P&I $X,XXX.XX, matures X/X/XXXX.  Deferred balance iao $X.XX.

FORECLOSURE: Loan referred for FC XX/X/XXXX. Complaint filed XX/XX/XXXX. Service completed XX/XX/XXXX.  Judgment entered X/XX/XXXX; FC sale scheduled for X/XX/XXXX; cancelled due to reinstatement received X/XX/XXXX.  Motion to Dismiss granted X/XX/XXXX.

BANKRUPTCY: No BK activity found.

PROPERTY: Property is owner-occupied. Loss draft claim noted X/XX/XXXX; $XX,XXX.XX due to water damage; date of loss X/X/XXXX.  Funds endorsed/released to borrower. Unable to confirm repairs completed.

437338745	5/1/2022	4/13/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	MA	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: No recent borrower contact. Last contact XX/XX/XXXX when review of missing docs needed for Loss Mit work out were discussed. No Loss Mit activity since last extension XX/XXXX. Loan was prior modified X/XXXX.

REASON FOR DEFAULT: No payment default since extension completed XX/XXXX. RFD was last noted on X/XX/XXXX as excessive obligations.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X.XX% for XX years, modified P&I $X,XXX, matures XX/X/XXXX. No Deferred balance or debt forgiveness.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Current occupancy status was last noted on XX/XX/XXXX as owner occupied. Property condition was not provided.
437338753	6/1/2022	3/25/2022	BK13	XXXXX	XXXXX	No	XXXXX	XXXXX	NJ	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: There is little borrower contact due to active BK. Inbound calls XX/X/XXXX and X/XX/XXXX were transferred to BK department, no details noted about hardship or financials. Borrower is performing under the plan and contractually current since April XXXX.

REASON FOR DEFAULT: Unknown

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X% for XX years, modified P&I $XXX.XX, matures XX/X/XXXX, $X deferred balance.

FORECLOSURE: FC initiated prior to review period, case details unknown. Sale scheduled prior to review period was postponed due to BK.

BANKRUPTCY: BKXX filed on unknown date in XXXX, case details and POC are not available. Amended plan filed Feb XXXX with $XXK arrears paid by trustee and regular payments outside plan, confirmation date unknown.

PROPERTY: Property is owner occupied.  No property issues noted.

437338762	5/1/2022	4/29/2022	BK13	XXXXX	XXXXX	No	XXXXX	XXXXX	MN	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Borrower reinstated post-petition delinquency Aug XXXX with funds from XXXK; account remains chronic XX-delinquent with most recent reinstatement Feb XXXX. Borrower makes contact occasionally for payment or account inquiry, no discussion of hardship or loss mitigation noted. Last contact X/XX/XXXX for phone payment.

REASON FOR DEFAULT: Unknown

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at initial step rate of X.XXX% for X years, modified P&I $XXX.XX, matures XX'/X/XXXX, $X deferred balance.

FORECLOSURE: No FC activity found

BANKRUPTCY: BKXX filed X/X/XXXX. XX-month plan confirmed X/XX/XXXX with borrower paying post-petition.

PROPERTY: Property is owner occupied.  No property issues noted.

437338763	5/1/2022	4/15/2022	BK13	XXXXX	XXXXX	No	XXXXX	XXXXX	PA	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Active CHXX BK filed in XXXX. Servicer granted a X month XXXXXXX forbearance, however, borrower continued making BK payments. Loan is post petition current and due for X/X/XXXX. BK is in process of being dismissed per latest comments. Servicer has had limited contact due to the BK with last contact X/XX/XXXX regarding payment.

REASON FOR DEFAULT: Unknown

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XXX% for XX years, modified P&I $XXX.XX, matures/expires X/X/XXXX.  No deferred balance noted.

FORECLOSURE: FC filed X/X/XXXX currently stayed by BK filing in XXXX.  Compliant filed XX/X/XXXX.

BANKRUPTCY: Active CHXX BK filed in XXXX.  Unable to verify the filing date or POC amount.  Prior CHXX BK filed X/XX/XXXX and dismissed X/XX/XXXX.

PROPERTY: Unable to verify property occupancy from comments and documents. No damages noted.
437338769	8/1/2022	4/19/2022	BK13	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	WI	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Borrower was in active BK in XXXX when BKXX was filed. Borrower was making regular payments under the BK borrower reached out in X/XXXX and a FB letter in file suspended payments for nine months beginning X/X/XXXX. Hardship letter dated X/X/XXXX, RFD BX unemployed during XXXXX and BX only working part time while also caring for elderly mother. Borrower resumed payments in X/XXXX and workout was opened and a mod was approved and completed in X/XXXX. Borrower has been current since the mod and is now paid ahead.

REASON FOR DEFAULT:  Unemployment

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XX% for remaining term, modified P&I $XXX.XX, matures X/X/XXXX. No deferred amount.

FORECLOSURE:  Loan was in FC in XXXX prior to BK filing.

BANKRUPTCY:  Borrower filed BKXX in XXXX, filing date not found. No plan or POC information found in loan file. Borrower was making regular payments but BK payments were suspended from XX/XXXX to X/XXXX and the plan extended from XX months to XX months. Modification was approved through BK court and completed in X/XXXX. Attorney is working on amended POC but don't see that it has been completed. Borrower has been contractually current since modification.

PROPERTY:  Owner occupied

437338771	5/1/2022	4/7/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	MN	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Borrower inquired about payment increase X/X/XXXX. Borrower requested billing statement X/XX/XXXX. Borrower requested tax document XX/XX/XXXX. X-month repayment plan offered X/X/XXXX; plan broken paid less than due. Borrower hardship noted due to unemployment. Borrower stated X/X/XXXX receiving less income; getting income from rentals. Borrower applied for workout assistance X/X/XXXX. Mod workout denied X/XX/XXXX. Servicer confirmed all trailing financials received X/XX/XXXX. X-month Stip to Mod approved XX/XX/XXXX. Loan was modified X/XX/XXXX. Last contact X/XX/XXXX borrower called to confirm Mod agreement received and next-due date.

REASON FOR DEFAULT: Borrower unemployment.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XX%, modified P&I $XXX.XX, matures X/X/XXXX.  Deferred balance iao $X.XX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Property is owner-occupied. XXXXXdisaster area noted X/XX/XXXX; no indication property was affected. .

437338772	6/1/2022	4/26/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	Yes	XXXXX	XXXXX	NC	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Active foreclosure as of start of comments on X/X/XXXX and borrower trying to complete a short sale. X/XX/XXXX borrower moving back into the property, interested in loss mitigation, but has no income. X/XX/XXXX borrower requesting loss mitigation package, will include wife's income. X/X/XXXX co-borrower advised letting courts and attorneys run their course. Appears borrowers were divorced and co-borrower's heirs not willing to sell the property. Borrower then submitted loss mitigation package and modification was denied on XX/XX/XXXX due to excessive obligations. Stip plan approved X/XX/XXXX with down payment of $XX,XXX.XX due X/X/XXXX and X payments of $X,XXX.XX beginning X/X//XXXX. Stip payments received and modification approved and boarded X/XX/XXXX. Last contact with borrower was XX/XX/XXXX questioning fees on modification.

REASON FOR DEFAULT:   Co-borrower deceased as of XX/XXXX.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X%, modified P&I $X,XXX.XX, matures X/X/XXXX.  No deferred balance.

FORECLOSURE:   Active foreclosure as of start of comments in X/X/XXXX, place on hold for loss mitigation and released XX/X/XXXX.  Foreclosure dismissed after modification was boarded.

BANKRUPTCY: No BK activity found.

PROPERTY:   Unable to confirm that borrower has moved back into the property.    Property vacant and secured as of X/XX/XXXX and still vacant as of X/XX/XXXX.   X/XX/XXXX, servicer filing insurance claim for roof damage, denied roof in good condition except for animal damages.

437338777	5/1/2022	4/12/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	CT	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Borrower requested a mod application in X/XXXX, but was denied a review due to a pending foreclosure sale; servicer offered cash for keys. Borrower filed bankruptcy to stay the sale. After BK was released, borrower applied for modification during mediation, but didn't have any phone contact with servicer. Mod review was closed for missing documents in X/XXXX. Borrower's attorney submitted a new mod application in X/XXXX, and servicer approved a X-month trial mod plan that month. Borrower made a promise to pay on the trial plan in X/XXXX and X/XXXX. Plan ended in X/XXXX. No contact with borrower; executed modification was not received until X/XXXX. Borrower's attorney made a payment in X/XXXX. No further contact.

REASON FOR DEFAULT:  Unknown

MODIFICATION: Loan has been modified X times, most recently in XXXX. NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXX.XX, matures X/X/XXXX. No deferred amounts noted.

FORECLOSURE:  Timeline prior to X/XXXX was not provided. A sale date of X/XX/XXXX was postponed by court to X/X/XXXX. BK stay from X/XXXX through XX/X/XXXX. Mediation held XX/XX/XXXX and X/X/XXXX; defendant appeared at mediation with a partially completed mod package in X/XXXX. XXXXX moratorium hold X/XX/XXXX. Loss mit hold X/XX/XXXX. Modification was completed in X/XXXX. Motion to dismiss has not been filed.

BANKRUPTCY:  Chapter X filed X/XX/XXXX; discharged without reaffirmation XX/X/XXXX

PROPERTY: Owner occupied. No mention of property condition.
437338778	5/1/2022	4/15/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	TX	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Last contact XX/XX/XXXX with the borrower calling to make a payment. The borrower was temporarily unemployed for a couple months with the borrower returning to work XX/XXXX and was able to bring the loan current with no assistance from the servicer. The borrower was in contact with the servicer while the loan was delinquent. The borrower was approved for a X payment deferral that was completed in XX/XXXX bringing the loan current. Unemployment was the hardship.

REASON FOR DEFAULT: The last reason for default was unemployment as the borrower was out of work for a couple of months.

MODIFICATION: N/A

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: No property issues noted.

437338781	5/1/2022	4/6/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	Yes	XXXXX	XXXXX	FL	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Last contact XX/XX/XXXX with servicer confirming the status of the loan and the next due date after the posting of the XX payments made to reinstate the loans. Forbearance was discussed prior to the reinstatement with borrower being told they were not eligible. The borrower was seeking assistance in XX/XXXX with the foreclosure being put on hold.

REASON FOR DEFAULT: The Reason for Default was death of the borrower.

MODIFICATION: Loan has been modified most recently in XXXX. NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X.XXX% for XX years, modified P&I $XXX.XX, matures XX/XX/XXXX.  Deferred balance iao $X.XX.

FORECLOSURE: The loan was previously in foreclosure as it was referred to the attorney XX/XX/XXXX and was on hold due to XXXXX-XX until XX/XXXX when it was resumed.  Foreclosure was stopped after the reinstatement  in XX/XXXX.

BANKRUPTCY: No BK activity found

PROPERTY: No property issues noted.

437338782	7/1/2022	4/22/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	PA	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Borrower filed BKXX in XXXX. Appears payments were all made by the Trustee and when the BK was discharged in X/XXXX the loan was paid ahead. Loan remains current.

REASON FOR DEFAULT:  Unknown

MODIFICATION: No modification

FORECLOSURE:  No FC activity found

BANKRUPTCY:  BKXX filed on X/XX/XXXX, Trustee made all payments, plan fully completed and was discharged X/X/XXXX. Servicer audited and closed the workstation X/XX/XXXX. Loan is current, paid ahead.

PROPERTY:  Owner occupied.

437338785	6/1/2022	4/11/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	NJ	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: A pre-approved trial mod offer was sent to borrower in X/XXXX as part of litigation; borrowers had issues with the deferral and the escrow balance. Co-borrower contacted servicer in X/XXXX, but was advised to speak with the attorney due to active litigation on the account. Borrower submitted a mod application in X/XXXX, and servicer approved a X-month trial mod plan in X/XXXX. Modification was completed in XX/XXXX. Only contact with borrower was in X/XXXX when he requested a billing statement. Borrower stopped paying in X/XXXX, and another modification agreement was sent to borrower; reason unknown. Executed documents, required funds, and SRA were received in X/XXXX. Borrower's attorney reported errors in late fees and credit reporting in X/XXXX; servicer made adjustments to late fees in X/XXXX.

REASON FOR DEFAULT:  Unknown

MODIFICATION: Loan has been modified X times, most recently in XXXX. NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $X,XXX.XX, matures X/X/XXXX. No deferred amounts noted.

FORECLOSURE:  Timeline prior to X/XXXX was not provided; loan was in litigation. No updates provided. XXXXX moratorium hold X/XX/XXXX. A notice of error of mortgage servicing under RESPA was filed in X/XXXX. Loss mit hold X/XX/XXXX. Contested matter was marked resolved X/X/XXXX. Complaint for damages filed XX/X/XXXX; case was contested. Modification was completed in XX/XXXX. Motion to dismiss filed X/XX/XXXX, granted X/XX/XXXX.

BANKRUPTCY:  No BK activity found

PROPERTY: Owner occupied. No mention of property condition.

OTHER: A modification was signed in XX/XXXX and the due date rolled current. Loan was in litigation, and the SRA had not been received in X/XXXX when the modification was signed. A new modification agreement was sent to borrower in X/XXXX; reason unknown, notes mention litigation was still active. Executed documents, required funds, and SRA were received in X/XXXX. The X/XXXX payment was rolled in X/XXXX with no funds applied; reason unknown.
437338787	6/1/2022	4/18/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	FL	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Trial mod approved May XXXX iao $XXXX from July-Dec XXXX, hardship due to divorce from non-obligated spouse. Account remained delinquent after mod, hardship due to payments for home repair prior to receipt of claim funds from servicer. Borrower requested XXXXX assistance Dec XXXX due to unemployment. FB approved Jan XXXX was extended through June XXXX. Account remains current since cured by deferral, last contact X/XX/XXXX to confirm next payment due date and amount.

REASON FOR DEFAULT: Divorce, unemployment

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X% for XX years, modified P&I $XXX.XX, matures X/X/XXXX. $XX,XXX.XX deferred balance is not eligible for forgiveness.

FORECLOSURE: FC initiated prior to review period was dismissed Dec XXXX after modification.

BANKRUPTCY: No BK activity found

PROPERTY: Property is owner occupied.  Loss draft checks for theft DOL X/X/XXXX total $XX,XXX, details not noted regarding damages. Contractor advised Aug XXXX he would not do the work due to service would only advance XX%. Initial draw iao $X,XXX issued to new contract Nov XXXX, balance released after XXX% inspection received Dec XXXX.

437338788	5/1/2022	4/29/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	Yes	XXXXX	XXXXX	CT	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Short sale in process as of start of comments on X/X/XXXX. X/XX/XXXX short sale did not close and foreclosure hold released. X/X/XXXX borrower and sister living in the home, sister will not move to allow sale of property. X/XX/XXXX XXXXX deceased. X/XX/XXXX incomplete loss mitigation package received, Complete package never received. Complete loss mitigation package not received until X/X/XXXX. Stip plan sent X/XX/XXXX with X payments of $X,XXX.XX, first payment due X/X/XXXX, no down payment. Stip payments made and modification boarded X/XX/XXXX. X/XX/XXXX co-borrower called to confirm modification documents were received. X/XX/XXXX inquired about changing grace period, no reason why. X/X/XXXX borrower called for loss mitigation options, but brought loan current. Last contact was X/XX/XXXX making payment. Very little contact with co-borrower other than setting up loss mitigation. Never has provided a detailed RFD.
REASON FOR DEFAULT:   Principal borrower deceased.   X/XX/XXXX co-borrower over extended.   X/X/XXXX, RFD, excessive obligation.
MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X%, modified P&I $X,XXX.XX, matures X/X/XXXX.  Deferred balance iao $XX,XXX.XX is not eligible for forgiveness.
FORECLOSURE:   Active foreclosure as of start of comments in X/XXXX, on hold for loss mitigation.   Judgment granted XX/X/XXXX.   Sale set for X/XX/XXXX.   Foreclosure closed when modification boarded.
BANKRUPTCY:   BKX filed X/XX/XXXX to stop foreclosure sale.  Discharged X/XX/XXXX.
PROPERTY:   Property occupied by co-borrowers in X/XXXX.  Borrower is deceased.

437338791	5/1/2022	4/8/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	NV	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins X/XX/XXXX. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Borrower hardship noted X/XX/XXXX due to divorce. Borrower also stated X/XX/XXXX most income requires business. Borrower stated lost job XX/XX/XXXX. Borrower confirmed back to work XX/X/XXXX. Servicer discussed loss mitigation efforts X/XX/XXXX. Borrower stated X/XX/XXXX close to getting new job. Complete loss mitigation workout packet confirmed X/XX/XXXX. Mod workout denied XX/XX/XXXX. Stip to Mod approved XX/X/XXXX with payments of $X,XXX.XX starting X/X/XXXX to X/X/XXXX. Mod workout approved X/X/XXXX. Loan was modified X/XX/XXXX. Borrower requested escrow analysis XX/X/XXXX. Borrower inquired about insurance refund check X/XX/XXXX.

REASON FOR DEFAULT: Divorced. Borrower unemployment.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X%, modified P&I $X,XXX.XX, matures X/X/XXXX.  Deferred balance iao $X.XX.

FORECLOSURE: Loan referred for FC XX/XX/XXXX.  XXXXX-XX FC hold placed X/XX/XXXX. Loss mitigation hold placed X/XX/XXXX.  FC action closed/billed after Mod workout booked X/XX/XXXX.

BANKRUPTCY: No BK activity found.

PROPERTY: Property is owner-occupied. No property damage noted.

437338797	1/1/2023	4/22/2022	BK13	XXXXX	XXXXX	No	XXXXX	XXXXX	FL	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Loan was due for X/X/XXXX and in FC at beginning of comments X/XXXX. Borrower filed CHXX BK X/XX/XXXX. Servicer has applied a large number of payments and loan is contractually paid ahead and due for the X/X/XXXX payment. Recent contact with borrower regarding hazard insurance claim(s) from XXXX. She has been cooperative with the servicer. Comments indicate the borrower draws social security and pension income. Unable to verify RFD or BK filings.

REASON FOR DEFAULT: Unknown

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXX.XX, matures/expires X/X/XXXX.  No deferred balance noted.

FORECLOSURE: Prior FC stayed by BK.  Referred to attorney XX/X/XXXX, Compliant filed X/X/XXXX.  Unable to verify Service Completion and Judgement Granted dates.

BANKRUPTCY: Active CHXX BK filed X/XX/XXXX.  POC filed X/X/XXXX, secured amount $XXX,XXX.XX. Plan confirmed X/XX/XXXX, however, unable to verify term and length of plan. Prior CHXX BK filed and dismissed X/XX/XXXX.

PROPERTY: Unable to verify property occupancy from comments. Current hazard insurance claim for wind damages: DOL X/X/XXXX. No claim amount provided, however, servicer does has funds in restricted escrow. Borrower currently requesting disbursement of funds. Recent XX% inspection completed X/XX/XXXX with roof, drip edge, drywall, insulation, painting, debris removal, light fixture, electrical completed. Servicer working with borrower to provide additional documentation before releasing XX% of funds. Possible remaining damage to pool and patio enclosure.
437338800	4/1/2022	3/19/2022	DELQ	XXXXX	XXXXX	No	XXXXX	XXXXX	NY	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Borrower only had contact with servicer during phone payments in XXXX; borrower had an ongoing hardship, but didn't request payment assistance. Sporadic payments continued through X/XXXX. Borrower reported a XXXXX hardship through the website in X/XXXX. Servicer approved a X-month forbearance plan in X/XXXX. Borrower confirmed ability to resume payments in X/XXXX, and servicer completed a X-month deferral. A week later, servicer extended the XXXXX plan another two months, as the loan was still one-month delinquent; borrower made regular monthly payments during the XXXXX extension, and maintained a rolling delinquency. Borrower returned to work in X/XXXX, and reinstated the following month despite an NSF payment that month. Borrower made payments most months in early XXXX, using XXXXX; borrower had regular contact with servicer during promise to pays. Borrower reinstated in X/XXXX. No further contact. Servicer made dialer attempts and sent a delinquent notice in X/XXXX.
REASON FOR DEFAULT:  XXXX: borrower unemployment for a few months due to injury at work. XXXX: XXXXX impact-unemployment for six months, out of the country
MODIFICATION: Loan has been modified X times, most recently in XXXX. NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $X,XXX.XX, matures X/X/XXXX.  Deferred balance iao $XX,XXX.XX is not eligible for forgiveness.
FORECLOSURE:  No FC activity found
BANKRUPTCY:  No BK activity found
PROPERTY: Owner occupied. No mention of property condition.
437338808	4/1/2022	2/1/2022	DELQ	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	NY	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Contact history begins X/XXXX. Co-borrower called in X/XXXX stating that she lost her XXXX job due to XXXXX-XX. A X month FB was approved, ending X/XX/XX. Co-borrower then stated on XX/XX/XX that everyone in the house contracted XXXXX; stated in X/XXXX that work was slow. Pre-FC loss mit letter was sent on X/XX/XX. Loan was brought current in X/XXXX but fell behind shortly after. Co-borrower stated in X/XX/XX that she was in the process of divorce and wanted to refinance and was advised to shop around with other mortgage companies as the servicer does not refinance. Last contact was in XX/XXXX, co-borrower scheduled a payment. Loan is currently rolling XX days delinquent; no payment received in March and April.
REASON FOR DEFAULT: Divorce, curtailment of income due to XXXXX-XX.
MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X.X% for XX years, modified P&I $X,XXX, matures/expires XXXX. Deferred balance iao $X of which $X is eligible for forgiveness.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: No property issues found. It appears that an inspection was completed in X/XXXX and X/XXXX reporting property as vacant, noting utilities were off. Most recent inspections completed in X/XXXX and X/XXXX reported property as owner occupied.

437338812	5/1/2022	4/8/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	NJ	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Last borrower contact X/X/XXXX when borrower called for web assistance making a payment. Loss Mit activity for Deferral agreement in XXXX. No recent Loss Mit activity. Loan is current.

REASON FOR DEFAULT: RFD was last mentioned on X/XX/XXXX as curtailment of income due to XXXXX-XX XXXXX. Loss of income due to XXXXX was first noted on X/XX/XXXX.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X.X% for XX years, modified P&I $X,XXX, matures X/X/XXXX. No Deferred balance or debt forgiveness.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Property occupancy was last noted on X/X/XXXX as owner occupied. The condition of property was not provided.

437338813	6/1/2022	4/27/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	NY	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Borrower filed BKXX in XXXX but before X/X/XXXX when comments begin. Loan had been in FC, on loss mit hold for mod workout but borrower opted out in XX/XXXX. Workout reopened but borrower failed to qualify and mods were denied in X/XXXX and XX/XXXX. Then on XX/X/XXXX a trial mod was approved, X month trial period. Mod approved by BK court and borrower made payments that were posted to suspense until BK plan confirmed and mod was completed/processed in XX/XXXX. Loan has been current since then.

REASON FOR DEFAULT:  Unknown

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XX% for remaining term, modified P&I $XXXX.XX, matures X/X/XXXX. No deferred amount. Mod sent for BK approval X/XX/XXXX, approval entered X/XX/XXXX.

FORECLOSURE:  Loan was in FC when BK was filed.

BANKRUPTCY:  Borrower filed BKXX X/XX/XXXX. No BK docs found in loan file. Title was noted to be clear X/XX/XXXX. Mod completed during BK was approved by BK court X/XX/XXXX. Appears mod wasn't processed because plan was being objected and wasn't confirmed until X/XX/XXXX. Completed BK discharged X/XX/XXXX.

PROPERTY:  Owner occupied. Property in XXXXXdisaster area on XX/X/XXXX, no indication property was impacted.

437338815	5/1/2022	4/29/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	NY	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Borrower was current throughout XXXX but was rolling XX-XX days delinquent in XXXX. On X/XX/XXXX borrower said RFD was unemployment due to XXXXX-XX but by X/XXXX she was back working. Offered a RPP but UTD if it was accepted. Borrower was able to bring the loan current by X/XXXX. Borrower pays near the end of the month and in XX/XXXX didn't get the payment made until X/X/XXXX so was XX days late. No RFD captured. Still pays near the last day of the month.

REASON FOR DEFAULT:  Unemployment

MODIFICATION: No modification

FORECLOSURE:  No FC activity found

BANKRUPTCY:  No BK activity found

PROPERTY:  Owner occupied.

437338817	5/1/2022	4/9/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	ME	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XX/X/XXXX. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Borrower inquired about amount due X/XX/XXXX; delinquent since XX/XXXX. X-month special FB offered X/XX/XXXX. Borrower stated XX/XX/XXXX had loss of income. Plan extended X-months X/XX/XXXX. X-month plan offered X/X/XXXX. Borrower inquired on returned payment X/XX/XXXX; not enough to reinstate. Servicer approved XX-month deferral XX/XX/XXXX; booked XX/XX/XXXX. Borrower called X/XX/XXXX to advise hazard insurance premium has decreased. Borrower requested new escrow analysis X/XX/XXXX. Last contact X/XX/XXXX borrower confirmed sewer lien has been paid.

REASON FOR DEFAULT: Curtailment of income.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XXX%, modified P&I $XXX.XX, matures X/X/XXXX.  Deferred balance iao $X,XXX.XX which is not eligible for forgiveness.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Property is owner-occupied. No property damage noted.

437338819	6/1/2022	4/5/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	CA	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Prior CH XX BK filed in XXXX and discharged X/XXXX. Servicer has had no contact with the borrower in the last X years due to the BK filing. Loan has been paid as agreed and is current. Servicer made payment adjustments X/XXXX to bring loan current. No RFD provided in comments for the BK filing.

REASON FOR DEFAULT:  Unknown

MODIFICATION: N/A

FORECLOSURE: Prior FC closed after BK discharge XX/XX/XXXX

BANKRUPTCY: Prior CH XX BK filed in XXXX and case discharged X/XX/XXXX.  Trustee paid.  Unable to verify exact BK filing date from comments.  No cramdown noted as original note matures in XXXX.

PROPERTY: Property is owner occupied per BK comments in file. No damages noted.
437338822	5/1/2022	4/1/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	NY	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: No contact with borrower due to litigation on account. Modification was completed in X/XXXX.

REASON FOR DEFAULT:  Unknown

MODIFICATION: Loan has been modified X time, in XXXX. NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X% for XX years, modified P&I $X,XXX.XX, matures X/X/XXXX. No deferred amounts noted.

FORECLOSURE:  Timeline prior to X/XXXX was not provided; case was contested and in litigation status. XXXXX moratorium hold X/XX/XXXX. XXXXX mediation held XX/XX/XXXX. Loss mit hold X/XX/XXXX. Contested matter marked resolved X/X/XXXX. Modification was completed in X/XXXX. Mediation held X/XX/XXXX. Motion to dismiss granted X/XX/XXXX.

BANKRUPTCY:  No BK activity found

PROPERTY: Non-owner occupied. No mention of property condition.

437338824	5/1/2022	4/16/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	FL	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Servicer notes active for Mod workout at start of history; loan was modified X/X/XXXX; details of workout not provided. Borrower indicated hardship X/XX/XXXX. X-month FB offered X/XX/XXXX from X/XX/XXXX to X/XX/XXXX. Borrower stated X/XX/XXXX collecting unemployment. Servicer discussed X/X/XXXX documents required for loss mitigation options. X-month special FB offered X/XX/XXXX from X/X/XXXX to X/X/XXXX. Borrower stated X/X/XXXX able to resume payments. XX-month payment deferral completed X/X/XXXX. Borrower called X/XX/XXXX to confirm deferral completed. Borrower requested copy of Mod/Note X/XX/XXXX; requested refinance.

REASON FOR DEFAULT: Borrower illness. Borrower unemployment.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X%, modified P&I $XXX.XX, matures X/X/XXXX.  Deferred balance iao $X.XX.

FORECLOSURE: Loan noted to be in FC at start of history; FC closed/billed after Mod workout booked X/X/XXXX.  Motion to dismiss granted X/XX/XXXX.

BANKRUPTCY: No BK activity found.

PROPERTY: Property is owner-occupied. Loss draft claim noted X/XX/XXXX for $XX,XXX. DOL and COL not provided. All funds confirmed disbursed X/X/XXXX; XXX% repairs completed.

437338829	6/1/2022	4/11/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	PA	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Last contact XX/XX/XXXX with the borrower wanting a copy of their XXXX. There is a notation of a cease and desist in the file. The borrower is on a fixed income with the property rented out and the tenants were unemployed who could not pay due to the XXXXX XXXXX.

REASON FOR DEFAULT: Last reason for default was the renters were not paying due to unemployment curtailment of income due to the XXXXX XXXXX.

MODIFICATION: Loan has been modified most recently in XXXX. NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X.XX% for XX years, modified P&I $XXX.XX, matures XX/XX/XXXX.  Deferred balance iao $X.XX

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: No property issues noted

437338834	6/1/2022	4/22/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	FL	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: No borrower contact was noted throughout contested foreclosure, hardship is not noted. Mod denied April XXXX for incomplete documents. Borrower appeared at XX/X/XXXX mediation hearing and stated he would rather settle the debt for $XXXK than take a mod, servicer denied settlement due to equity. Borrower accepted a pre-approved mod iao $XXX.XX from Jan-June XXXX. All trial and post-mod payments have been made, last contact XX/XX/XXXX for phone payment.

REASON FOR DEFAULT: Unknown

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXX.XX, matures X/X/XXXX, $X deferred balance.

FORECLOSURE: First legal was filed prior to review period, service by publication completed X/XX/XXXX. Borrower filed answer and affirmative defenses and case was transferred to litigation department, no action noted until filed placed on XXXXX hold Mar XXXX. Mediation hearing XX/X/XXXX was postponed for loss mitigation, case dismissed after modification.

BANKRUPTCY: No BK activity found

PROPERTY: Property is owner occupied.  No property issues noted.

437338837	5/1/2022	4/6/2022	BK13	XXXXX	XXXXX	No	XXXXX	XXXXX	KY	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Borrower is performing under the BK plan with occasional account inquiry, no hardship or loss mitigation noted. Account is contractually current since Nov XXXX. Last contact X/XX/XXXX to confirm servicer receipt of check to pay escrow shortage in full.

REASON FOR DEFAULT: Unknown

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XXX% for XX years, modified P&I $XXX.XX, matures X/X/XXXX, $X deferred balance.

FORECLOSURE: FC initiated prior to review period is on hold for BK.

BANKRUPTCY:  BKX filed XX/XX/XX, disposition unknown.  BK XX filed on unknown date in XXXX. Plan and POC are not available.

PROPERTY: Property is owner occupied per Seller data.  No property issues noted.  Vacant and secured XX/X/XXXX per contact history.

437338840	5/1/2022	4/29/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	TX	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Borrower defaulted in mid XXXX, RFD unemployment. Was current at the beginning of XXXX but defaulted in X/XXXX. No contact until X/XX/XXXX, RFD borrower out of work due to XXXXX-XX. Borrower put on XXXXX FB from X/X/XXXX to X/X/XXXX. Borrower back to work in X/XXXX and borrower was then granted a XX month deferral with payments beginning X/X/XXXX. Borrower was current until they had X NSFs, Jan and Feb XXXX. Taken off ACH pmts at this time. RFD insufficient income, no details. Loan is now current.

REASON FOR DEFAULT:  Unemployment, insufficient income

MODIFICATION: No modification

FORECLOSURE:  No FC activity found

BANKRUPTCY:  No BK activity found

PROPERTY:  Owner occupied.  Property in XXXXXdisaster area on XX/X/XXXX, no indication the property was impacted. Again in XXXXXdisaster area on X/XX/XXXX, no known impact.

437338841	5/1/2022	4/30/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	NJ	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: XX/XXXX Borrower accepts a repayment plan. X/XXXX Plan is broken. X/XXXX Borrower requests XXXXX assistance, account is not eligible for FB. Borrower has been cooperative with fairly regular communication making payment arrangements and discussing various RFDs. No recent loss mit activity noted. The most recent contact was on X/XX/XXXX to make a phone payment.

REASON FOR DEFAULT: X/XXXX Paycheck delay. X/XXXX Had to pay tuition. X/XXXX Excessive obligations. XX/XXXX Illness of mortgagor. X/XXXX Reduction of hours due to XXXXX-XX. X/XXXX Medical issues. X/XXXX pay cycle.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at a fixed X%, modified P&I $XXX, matures X/X/XXXX. Deferred balance IAO $XX,XXX is not eligible for forgiveness. Mod does not include any PRA.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Per seller data original occupancy is primary. No recent notes found specifying current occupancy.

437338842	5/1/2022	4/18/2022	BK13	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	WA	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Contact with borrower limited, BK active since XXXX. Last contact X/XX/XXXX; borrower called in about a mod, was going to submit package, however, nothing received. No further contact.

REASON FOR DEFAULT: Unknown.

MODIFICATION: HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for five years, modified P&I $XXX.XX, matures XX/X/XXXX.  Deferred balance iao $XX,XXX.XX which is not eligible for forgiveness.

FORECLOSURE: Prior FC stayed by BK filing in XXXX.

BANKRUPTCY: BKXX filed X/XX/XX, POC filed in X/XXXX, BK remains active.

PROPERTY: No indication of property issues, unknown if subject is occupied by borrower.

437338843	4/1/2022	3/18/2022	DELQ	XXXXX	XXXXX	No	XXXXX	XXXXX	IN	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: No contact in XXXX and XXXX due to active bankruptcy. Borrower made phone payments in X/XXXX, X/XXXX, X/XXXX and X/XXXX. Sporadic pay history continued through the rest of XXXX; borrower only had contact during phone payments. Last contact was a phone payment in X/XXXX.

REASON FOR DEFAULT:  XXXX-XXXX: unknown. XXXX: borrower not working. XXXX: slow work due to bad weather

MODIFICATION: Loan has been modified X time, in XXXX. NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X.XXX% for XX years, modified P&I $XXX.XX, matures X/X/XXXX. No deferred amounts noted.

FORECLOSURE:  Timeline prior to X/XXXX was not provided; case was stayed by BK filing in XXXX. XXXXX moratorium hold X/XX/XXXX. Motion to dismiss filed X/X/XXXX, granted X/X/XXXX.

BANKRUPTCY:  Chapter XX filed in XXXX (date unknown); discharged XX/X/XXXX. Case closed X/X/XXXX.

PROPERTY: Owner occupied. No mention of property condition.
437338844	5/1/2022	3/30/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	NY	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Modification was completed in X/XXXX to resolve a contested foreclosure action. Borrower was delinquent after mod processing, and requested a repay plan in X/XXXX but didn't provide financials. Servicer offered a repay plan in XX/XXXX. Borrower's down payment funds were NSF in X/XXXX. Borrower sent in partial payments that were short the full repay plan amount, plan was cancelled in X/XXXX. Borrower submitted a mod application in X/XXXX, and servicer approved a X-month trial mod plan. Borrower didn't return a signed trial agreement and had an NSF trial payment, plan failed XX/XX/XXXX. Co-borrower's mother promised to assist borrower with trial payment, and borrower reapplied for assistance in X/XXXX. Servicer approved a X-month trial mod plan in X/XXXX; no borrower contact during trial plan. Borrower requested a XXXX statement in X/XXXX. No further contact. Modification was completed in X/XXXX.

REASON FOR DEFAULT:  Borrower illness

MODIFICATION: Loan has been modified X times, most recently in XXXX. NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $X,XX.XX, matures XX/X/XXXX. No deferred amounts noted. Modifications were also completed in XXXX and XXXX.

FORECLOSURE:  NOI sent X/XX/XXXX, expired XX/X/XXXX. Referred XX/XX/XXXX. Loss mit hold from XX/XXXX to X/XX/XXXX. XXXXX moratorium hold X/XX/XXXX. Loss mit hold X/XX/XXXX to XX/XX/XXXX. Loss mit hold X/X/XXXX. Modification was completed in X/XXXX.

BANKRUPTCY:  No BK activity found

PROPERTY: Owner occupied. No mention of property condition.

TITLE ISSUES: Mod agreement recorded XX/X/XXXX was indexed against lot XXXX only, but should be indexed against lots XXXX-XXXX. Title claim filed XX/XX/XXXX, indemnification issued XX/XX/XXXX.
437338846	7/1/2022	4/7/2022	BKIT	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	IL	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Loan in active BKXX filed in early XXXX. All payments are coming from the Trustee. Borrower was XX+ months delinquent when history begins in X/XXXX but Trustee has paid monthly, often more than one payment, and loan was fully current by X/XXXX and has been current/paid ahead since then.

REASON FOR DEFAULT:  Unknown

MODIFICATION: No modification

FORECLOSURE:  Loan was in active FC prior to the BK filing, no details.

BANKRUPTCY:  Borrower filed BKXX in XXXX, exact date not found, XX month plan with all payments made through the trustee. No copy of the POC in loan file but the borrower's plan shows full payment. Plan was confirmed X/XX/XXXX. Plan is still active and payments being made monthly.

PROPERTY:  Owner occupied

437338855	5/1/2022	4/18/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	OH	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins X/XX/XXXX. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Borrower called X/XX/XXXX to confirm BK status. Borrower requested online access X/XX/XXXX. Borrower attempted X/XX/XXXX to make payment with credit card. Borrower inquired about loan status XX/XX/XXXX. Last contact X/XX/XXXX borrower confirmed ACH.

REASON FOR DEFAULT: Hardship not provided.

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XX,XXX.XX at X.X%, modified P&I $XXX.XX, matures X/X/XXXX.  Deferred balance iao $XX,XXX.XX which is not eligible for forgiveness.

FORECLOSURE: Loan noted to be in FC prior to BK stay; referral date unknown.  FC action closed/billed due to loan being reinstated through BK XX/X/XXXX.

BANKRUPTCY: Loan noted to be in BKXX at start of history; details of filing not provided.  Proof of claim filed X/X/XXXX; confirmed X/X/XXXX.  Amended proof of claim filed X/X/XXXX.   BKXX discharged X/XX/XXXX.

PROPERTY: Property is owner-occupied. No property damage noted.

437338861	5/1/2022	4/4/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	Yes	XXXXX	XXXXX	MO	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: X/X/XXXX complete loss mitigation package received. Stip plan approved X/X/XXXX, no down payment and X payments of $X,XXX.XX starting X/X/XXXX. Plan cancelled X/X/XXXX, borrower paid less than payment XX/XX/XXX borrower called because of the funds servicer had returned. XX/XX/XXXX borrower wanted to apply for modification, referred to attorney as active BK. Incomplete loss mitigation package received XX/XX/XXXX. Complete package never received. Last contact with borrower was X/X/XXXX, making on-line payment.

REASON FOR DEFAULT:  X/XX/XXXX co-borrower deceased.

MODIFICATION: STEP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for X years, modified P&I $XXX.XX matures X/X/XXXX.  Deferred balance iao $XX,XXX.XX is not eligible for forgiveness.  Loan has been modified at least X times.

FORECLOSURE: Referred to foreclosure X/X/XXXX.    Sale scheduled for XX/XX/XXXX.  Referred to foreclosure X/XX/XXXX.   Foreclosure cancelled after borrower reinstated.

BANKRUPTCY: BKXX filed XX/XX/XXXX to stop foreclosure sale set for XX/XX/XXXX.  Dismissed X/X/XXXX.   X/XX/XXXX borrower filed motion to reinstate and case was reinstated X/X/XXXX.  Plan approved X/XX/XXXX.   Motion for Relief request to attorney X/XX/XXXX.  XX/XX/XXXX motion denied and borrower to reinstate,  which was completed with the payments in XX/XXXX and X/XXXX.   Discharged X/X/XXXX   Borrower is multiple filer.

PROPERTY:   X/X/XXXX property vacant.  X/XX/XXXX property occupied by borrower.

437338866	5/1/2022	4/11/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	LA	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Borrower had contact with servicer most months in XXXX during phone payments; borrower mentioned a few different hardship reasons, but didn't request payment assistance. Borrower declined a repay plan in XX/XXXX as not affordable. Servicer educated borrower on a mod review in early XXXX. Borrower reinstated with a double payment in X/XXXX. Contact became infrequent while borrower was current; borrower usually paid through the IVR system. Borrower reported a XXXXX impact in XX/XXXX, but was not offered a forbearance plan. Borrower made a phone payment in X/XXXX, reinstated with a double payment through the IVR in X/XXXX. Borrower also made phone payments in X/XXXX and X/XXXX. Last contact was in XX/XXXX regarding an insurance claim check.

REASON FOR DEFAULT:  XXXX: unemployment, reduced work hours, truck repairs. XXXX: lack of work, excessive obligations, XXXXX impacted income

MODIFICATION: N/A

FORECLOSURE:  No FC activity found

BANKRUPTCY:  No BK activity found

PROPERTY: Owner occupied. Borrower reported major roof damage to the property from XXXXX Ida in X/XXXX. Claim was filed for DOL X/XX/XXXX for hail/wind damage Funds of $XX,XXX.XX and $X,XXX.XX were endorsed and sent to borrower in XX/XXXX. Unable to verify current property condition.
437338868	5/1/2022	4/30/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	AZ	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: X/X/XXXX income is commission only and will pay when receives check. X/XX/XXXX servicer returned $X,XXX.XX as insufficient to reinstate. Borrower sent funds to reinstate X/XX/XXXX. X/XX/XXXX, RFD husband making less money and she employed as XXXXXX, servicer sent loss mitigation package. Last contact with borrower was X/XX/XXXX, making payment. Borrower struggling but keeps promises when contacted. Borrower has never accepted any loss mitigation.
REASON FOR DEFAULT:   RFD has always related to reduced income and irregular income due to commission based.
MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XXX%, modified P&I $X,XXX.XX matures X/X/XXXX.  Deferred balance iao $X,XXX.XX is not eligible for forgiveness.
FORECLOSURE: No FC activity found
BANKRUPTCY: No BK activity found.
PROPERTY:   Unable to confirm current occupancy.  Loan originated as owner occupied.

437338878	5/1/2022	4/1/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	IL	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Contact history begins X/XXXX. Borrower stated on X/XX/XX that he was waiting for disability income; had a stroke and was out of work. Pre-FC loss mit letter was sent on X/X/XX. Borrower stated in X/XXXX that he was out of work for XX months and was waiting for funds to come in. Repayment plan for X payments, ending XX/XX/XX; cancelled on X/XX/XX. Borrower called in X/XXXX to discuss workout options stating spouse lost job due to XXXXX-XX; repayment approved ending X/XX/XX; cancelled on X/XX/XX. Borrower called in on X/XX/XX to inquire about the repayment plan noting a down payment of $X,XXX was paid on X/X/XX, and payments were received in X/XXXX and X/XXXX; not sure why repayment plan was cancelled. A new repayment plan was set up, ending XX/X/XX. Last repayment plan was added in X/XXXX for X payments, ending X/XX/XX; broken on X/XX/XX. Borrower was able to bring the loan current in XX/XXXX. Last contact was on X/XX/XX, authorized Xrd party XXXXX called to inquire about credit reporting and was advised that up to X/XX/XX, loan was XX days past due and in X/XXXX - XX/XXXX there was no credit reporting due to FB and prior to FB loan was XX days past due.
REASON FOR DEFAULT: Family unemployment due to XXXXX-XX, Illness, borrower had a stroke and was out of work for X years, curtailment of income.
MODIFICATION: STEP, first pay due X/X/XXXX, modified balance $XXX,XXX at X% for X years, modified P&I $XXX, matures/expires XXXX. Deferred balance iao $XX,XXX of which $X is eligible for forgiveness.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: No property issues found. Property appears to be owner occupied.

437338885	5/1/2022	4/15/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	VA	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: X/XX/XXXX, borrower making X payment, X payments due, RFD in hospital. No commitment to bring loan current. Borrower paid monthly, but did not bring loan current until X/XXXX. X month XXXXX FB approved X/XX/XXXX. XX/XX/XXXX borrower called for options. XXXXX FB extended, ending X/X/XXXX. X/XX/XXXX XXXXX FB extended, ending X/X/XXXX. X/X/XXXX XXXXX FB extended, ending XX/X/XXXX. Borrower declined loss mitigation offers other than XXXXX FB until XX/XX/XXXX when borrower accepted a XXXXX deferral for X months. Last contact with the borrower was X/XX/XXXX, making payments.

REASON FOR DEFAULT:  RFD until X/XX/XXXX related to borrower being in hospital and medical bills.  X/XX/XXXX RFD was unemployed due to XXXXX.  X/XXXX borrower was unemployed.

MODIFICATION: STEP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for X years, modified P&I $XXX.XX, matures X/X/XXXX.  Deferred balance iao $XX,XXX.XX is not eligible for forgiveness.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found.

PROPERTY:   Unable to confirm current occupancy.   Loan originated as owner occupied.

OTHER SERVICING: Servicer posted two deferral transactions in XX/XXXX totaling $X,XXX.XX. Deferral agreement docs in file support a deferral iao $X,XXX.XX.

437338886	5/1/2022	4/27/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	PA	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Contact history begins X/XXXX. Spousal authorization was received in XX/XXXX for XXXXX. XXXXX stated that RFD was due to short work hours due to weather. XXXXX called in X/XXXX stating that both she and borrower lost their job due to XXXXX-XX and filed unemployment and seeking assistance. Repayment plan for X payments was approved ending X/X/XX however, XXXXX declined the plan stating not interested in FB and requested removal. Last contact was in X/XXXX, XXXXXX scheduled a payment then hung up because she was at work, representative did not get a chance to provide confirmation for payment. Loan is current.
REASON FOR DEFAULT: Unemployment due to XXXXX-XX, curtailment of income.
MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XX,XXX at X.X% for XX years, modified P&I $XXX, matures/expires XXXX. Deferred balance iao $XX,XXX of which $XXX is eligible for forgiveness over X years based on borrower performance.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: No property issues found. Property appears to be owner occupied.

437338890	5/1/2022	4/15/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	SC	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Borrower received a loan mod effective X/X/XXXX and struggled to maintain current payments in XXXX/XXXX due to excessive obligations. Servicer denied another loan mod XX/XXXX upon review of financials but did grant a X month RPP which was extended an additional month beginning XX/XX/XXXX. Borrower received a X month forbearance effective X/X/XXXX and requested X extensions due to unemployment from XXXXX. XXXXX funds for X payments were applied X/XXXX with borrower making X additional payments to bring account current X/XXXX. Loan has been paid as agreed since that time and borrower has opted out of loss mit assistance. She has been cooperative with the servicer with last contact X/XX/XXXX regarding payment.
REASON FOR DEFAULT: Excessive obligations and income reduction/unemployment
MODIFICATION: NON-HAMP, first pay due X/X/XXXX modified balance $XXX,XXX.XX at X.XXX% for XX years, modified P&I $XXX.XX, matures/expires XX/X/XXXX.  Deferred balance iao $XXXX.XX of which $XXXX.XX is eligible for forgiveness over X years based on borrower performance.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Unable to verify property occupancy from comments. No damages noted.
437338895	5/1/2022	4/29/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	NY	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: No phone contact with borrower, who usually pays through the website. Borrower authorized the XXXXX Fund in X/XXXX through secure web message.
REASON FOR DEFAULT:  Unknown
MODIFICATION: Loan has been modified X times, most recently in XXXX. HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXX.XX, matures X/X/XXXX. No deferred amounts noted.
FORECLOSURE:  No FC activity found
BANKRUPTCY:  Chapter XX filed in XXXX (date unknown). MFR filed X/X/XXXX, debtors disputed arrears at hearing X/XX/XXXX, agreed order filed X/X/XXXX. Case discharged X/XX/XXXX, closed X/X/XXXX.
PROPERTY: Owner occupied. No mention of property condition.
437338903	5/1/2022	4/4/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	MO	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Borrower had contact with servicer most months in XXXX, despite a sporadic pay history. X NSF payments in XX/XXXX. Borrower reported a XXXXX hardship in X/XXXX, and servicer approved a X-month forbearance plan in X/XXXX. Borrower requested a plan extension in X/XXXX. Servicer completed a X-month deferral in X/XXXX, but also extended the forbearance plan through XX/XXXX. Borrower had limited phone contact in XXXX, during phone payments in X/XXXX and X/XXXX. Sporadic contact and pay history continued through the rest of the year, with a lump sum payment in X/XXXX, and NSF payments in X/XXXX. Borrower reported a XXXXX hardship again in X/XXXX, and requested assistance; servicer approved another X-month forbearance plan. Borrower reinstated in XX/XXXX, despite the active FB plan. Borrower had another reinstatement in X/XXXX. Last contact was in X/XXXX; borrower requested a letter from servicer confirming account was current.

REASON FOR DEFAULT:  XXXX: unexpected expenses paid out of pocket (A/C replacement, car repairs). XXXX: XXXXX impact-borrower unemployment, unable to get a PPP loan. XXXX: unexpected bills

MODIFICATION: Loan has been modified X times, most recently in XXXX. STEP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X% for XX years, modified P&I $XXX.XX, matures X/X/XXXX.  Deferred balance iao $XX,XXX.XX is not eligible for forgiveness.

FORECLOSURE:  No FC activity found

BANKRUPTCY:  No BK activity found

PROPERTY: Owner occupied. No mention of property condition.
437338905	5/1/2022	4/5/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	NJ	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Borrower promised to mail a payment in XX/XXXX. No contact again until borrower made a phone payment in X/XXXX. Borrower also made a phone payment in XX/XXXX. Borrower enrolled in auto-draft payments through the website in XX/XXXX, and verified payment receipt in X/XXXX. No further contact.

REASON FOR DEFAULT:  Unexpected expenses

MODIFICATION: Loan has been modified X times, most recently in XXXX. STEP, first pay due X/X/XXXX, modified balance $XXX,XXX at X% for XX years, modified P&I $XXX.XX, matures X/X/XXXX.  Deferred balance iao $XX,XXX.XX is not eligible for forgiveness. Modifications were also completed in X/XXXX and X/XXXX.

FORECLOSURE:  No FC activity found

BANKRUPTCY:  No BK activity found

PROPERTY: Owner occupied. No mention of property condition.
437338906	5/1/2022	4/13/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	LA	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Loan mostly current with occasional XX-XX day delinquency. Borrower was in several XXXXXdisasters and filed several insurance claims. This seemed to by the main reason for contact. Borrower wasn't working in XX/XXXX due to the XXXXX and borrower put on XXXXX FB from X/X/XXXX to X/X/XXXX, no payments required. Do not see that borrower was ever granted a deferral. RFD XX/X/XXXX was death of family member. Loan has been current since XX/XXXX.

REASON FOR DEFAULT:  Unemployment, XXXXX, family death

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X.XX% for XX years, modified P&I $XXX.XX, matures XX/X/XXXX. No deferred amount.

FORECLOSURE:  No FC activity found

BANKRUPTCY:  No BK activity found

PROPERTY:  Owner occupied.  Small loss draft, $X,XXX deposited to restricted escrow X/XX/XXXX. Only see $XXX coming out of RE XX/XX/XXXX. Property in XXXXXdisaster area X/XX/XXXX but no indication property was impacted by that storm. Another claim filed for XXXXX damage DOL X/X/XXXX with replacement cost estimate of $XX,XXX. Loss Draft check in loan file dated X/XX/XXXX for $XX,XXX.XX which was endorsed and returned to the borrower, repairs not monitored. Contractor signed repair completion affidavit on X/XX/XXXX. Another XXXXXdisaster X/XX/XXXX. Borrower filed a claim forXXXXXdamage and Loss Draft dated X/XX/XXXX for $X,XXX.XX was endorsed and returned to the borrower. XXXXXdisaster again on XX/X/XXXX, and another loss draft dated XX/XX/XXXX for $X,XXX.XX endorsed and returned to the borrower. It is unknown if repairs were made with the claim funds as it doesn't appear the servicer ever monitored repairs. Other XXXXXdisasters: X/X/XXXX and X/XX/XXXX, no indication property was impacted by either storm, no hazard claims filed. Safeguard inspection in file states no damage was visible and notes property in 'CX - great condition.'

437338907	5/1/2022	4/15/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	PA	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Borrower noted their hardship as illness (cancer), struggling to make payments, requested loss mit in XX/XXXX, interested in deferment to bring loan current. Mod denied in X/XXXX. Borrower spouse advised they were laid off in X/XXXX, due to XXXXX, still looking for assistance, advised XXXXX FB is only offered to current borrowers. Borrower was able to reinstate loan in X/XXXX, set up payment iao $XX,XXX. No payments made between X/XXXX - X/XXXX. Borrower approved for special FB plan in X/XXXX, advised they will be reviewed again in X/XXXX. In X/XXXX, borrower was advised that deferral was not available, due to being delinquent prior to onset of XXXXX. Special FB extended throughout XXXX due to XXXXX, majority of contact is regarding hazard loss during this time. In X/XXXX, borrower was reviewed for a mod, which was denied (reason for denial is not clear in comments), but was approved for deferral. Borrower upset about denial, but has not raised the issue again. Last contact was X/XX/XXXX when a payment was scheduled.

REASON FOR DEFAULT: Illness & XXXXX

MODIFICATION: STEP, unsigned copy in file, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X.XXX% for three years, modified P&I $X,XXX.XX, matures X/X/XXXX.  Deferred balance iao $XXX,XXX.XX of which $X,XXX.XX is eligible for forgiveness over three years based on borrower performance. Borrower received one annual forgiveness and is now disqualified from further forgiveness.

FORECLOSURE: N/A

BANKRUPTCY: BKX filed on or around X/X/XXXX, discharged XX/X/XXXX.

PROPERTY: Windstorm damage reported in X/XXXX, date of loss X/XX/XXXX, claim funds totaling $XX,XXX.XX received. Repairs XXX% complete in X/XXXX, borrower requested remaining funds be applied toward prin curtailment. Owner occupied per comments on X/XX/XXXX.

437338913	5/1/2022	4/1/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	GA	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: X/XX/XXXX borrower stated would make payments within grace period. X/X/XXXX borrower unemployed and then hung up on servicer. X/XX/XXXX borrower unemployed since X/XXXX due to XXXXX. X month XXXXX FB approved. X/X/XXXX borrower interested in modification, servicer advised might not be her best interest due to low rate. X/XX/XXXX XXXXX FB extended, ending X/X/XXXX. Complete loss mitigation package received X/XX/XXXX. X/XX/XXXX XXXXX deferral approved for X months. XX/X/XXXX borrower still impacted by XXXXX and seeking additional assistance. X/XX/XXXX X month XXXXX FB approved, ending X/X/XXXX. Second XXXXX deferral approved X/XX/XXXX for X payments. XX/X/XXXX borrower trying to make payment with debit card. XX/XX/XXXX borrower inquiring about XXXXX assistance. XX/XX/XXXX borrower advised wanted another deferral. XXXXX FB approved, ending X/X/XXXX. X/X/XXXX borrower ready to resume payments but need assistance with delinquency. Borrower brought loan current in X/XXXX when servicer advised no additional XXXXX assistance available. Last contact with borrower X/X/XXXX, making on-line payment.

REASON FOR DEFAULT:    X/XX/XXXX borrower unemployed since XX/XXXX due to XXXXX.  XX/XX/XXXX borrower unemployed due to XXXXX.

MODIFICATION: HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XXX% for XX years, modified P&I $XXX.XX, matures X/X/XXXX.  No deferred balance.

FORECLOSURE: No FC activity found

BANKRUPTCY:   BKX discharged.  Unable to determine filing date, case number or discharge date.

PROPERTY:   Unable to confirm current occupancy.  Loan originated as owner occupied.

437338921	5/1/2022	4/30/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	OK	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Account was chronic delinquent XXXX-XXXX, hardship due to long-term illness and medical expenses. Borrower makes occasional contact for payments, declines to discuss loss mitigation. Borrower pays at end of month due to paycheck timing. Last contact X/X/XXXX to dispute late fees.

REASON FOR DEFAULT: Borrower illness, death in family

MODIFICATION: HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX at X.XX% for XX years, modified P&I $XXXX.XX, matures XX/X/XXXX. $XX,XXX.XX deferred balance is eligible for forgiveness over X years based on borrower performance.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Property is owner occupied.  No property issues noted.

437338922	4/1/2022	3/31/2022	DELQ	XXXXX	XXXXX	No	XXXXX	XXXXX	NJ	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins X/X/XXXX. Prior loan Mod completed X/X/XXXX; details of workout not provided Limited contact noted with borrower; majority of contact to schedule/confirm payments. Borrower stated X/X/XXXX was out of country. Borrower stated XX/XX/XXXX had payroll issues. Borrower indicated medical issues XX/XX/XXXX. Borrower stated X/X/XXXX payment was an oversight. Repayment plan offered X/XX/XXXX ending X/X/XXXX. Borrower inquired about repayment plan X/X/XXXX. Plan extended X/XX/XXXX through X/X/XXXX. Plan again extended X/XX/XXXX through XX/X/XXXX. Plan extended X/XX/XXXX though X/X/XXXX. Plan confirmed kept X/X/XXXX. Borrower stated X/XX/XXXX hours reduced due to XXXXX. Special FB extended X/XX/XXXX through X/X/XXXX. X-month payment deferral completed X/XX/XXXX. Last contact XX/XX/XXXX to schedule payment.

REASON FOR DEFAULT: Excessive obligations. Borrower illness.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X%, modified P&I $XXX.XX, matures X/X/XXXX.  Deferred balance iao $X.XX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Property is owner-occupied. XXXXXdisaster area noted X/XX/XXXX, XX/XX/XXXX, X/XX/XXXX and X/XX/XXXX; no indication property was affected.

437338928	5/1/2022	4/8/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	MD	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: No contact with borrower until she reported a XXXXX hardship through the website in X/XXXX. Servicer approved a X-month forbearance plan that month. Borrower reapplied for hardship assistance when plan expired, and servicer extended the plan another three months; per hardship letter in file, borrower wasn't affected by XXXXX, but had an injury in XXXX. Borrower reapplied for assistance again in X/XXXX, and plan was extended another three months, through X/XXXX. Borrower requested a mod package in X/XXXX, and applied for assistance the following month. A modification was denied in XX/XXXX due to insufficient income. Borrower reinstated in XX/XXXX. Last contact was a phone payment in XX/XXXX.

REASON FOR DEFAULT:  XXXXX impact; injury in XXXX, borrower on workman's comp; medical issues

MODIFICATION: Loan has been modified X times, most recently in XXXX. NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XX% for XX years, modified P&I $XXX.XX, matures X/X/XXXX.  Deferred balance iao $X,XXX.XX is not eligible for forgiveness.

FORECLOSURE:  No FC activity found

BANKRUPTCY:  No BK activity found

PROPERTY: Owner occupied. No mention of property condition.
437338930	5/1/2022	4/1/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	SC	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Borrower was unaware of the delinquency in X/XXXX. Door knocker made contact in XX/XXXX. No contact until borrower requested a reinstatement quote in XX/XXXX; she was working to obtain a loan for the funds. Borrower reinstated in XX/XXXX. Borrower verified the loan status in X/XXXX, and requested a refinance referral in X/XXXX.

REASON FOR DEFAULT:  Helping mother during XXXXX due to medical reasons

MODIFICATION: Loan has been modified X times, most recently in XXXX. NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX at X% for XX years, modified P&I $XXX.XX, matures XX/X/XXXX.  Deferred balance iao $XX,XXX.XX is eligible for forgiveness over X years based on borrower performance. Modification was also completed in XXXX.

FORECLOSURE:  Referred X/X/XXXX. Complaint filed X/XX/XXXX. Service completed X/XX/XXXX. File transferred to another firm in X/XXXX. XXXXX moratorium hold X/XX/XXXX to X/X/XXXX. Motion to restore the case to the active docket was delayed; AOI requested X/XX/XXXX. Judgment entered XX/XX/XXXX. A sale was scheduled for X/X/XXXX, but borrower reinstated in XX/XXXX. Motion to dismiss granted X/X/XXXX.

BANKRUPTCY:  No BK activity found

PROPERTY: Owner occupied. No mention of property condition.
437338942	5/1/2022	4/15/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	NY	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins X/XX/XXXX. Prior loan Mod completed XX/X/XXXX; details of workout not provided. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Borrower stated X/XX/XXXX had emergency. Borrower stated X/XX/XXXX was hospitalized. Borrower stated XX/X/XXXX had been outside the country. Borrower stated XX/XX/XXXX in/out of hospital. Repayment plan offered X/XX/XXXX; from X/XX/XXXX to X/XX/XXXX. Plan broken X/X/XXXX; paid less than due. Borrower stated X/X/XXXX impacted by XXXXX. X-month special FB offered X/XX/XXXX from X/X/XXXX to X/X/XXXX. Plan extended X/X/XXXX to X/X/XXXX. Plan extended X-months X/XX/XXXX through XX/X/XXXX. Borrower inquired about workout packet XX/XX/XXXX. Borrower stated XX/XX/XXXX had sudden illness. XX-month FB offered XX/XX/XXXX from through X/X/XXXX. Plan changed X/XX/XXXX through X/X/XXXX. Plan extended X/XX/XXXX through X/X/XXXX. Borrower requested payoff X/XX/XXXX. XX-month payment deferral completed XX/X/XXXX. Borrower called to confirm payment XX/XX/XXXX. Last borrower contact X/XX/XXXX.

REASON FOR DEFAULT: Borrower illness.

MODIFICATION: STEP NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X.X% for X years, modified P&I $XXX.XX, matures XX/X/XXXX.  Deferred balance iao $XXX,XXX.XX which is not eligible for forgiveness.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Property is owner-occupied. XXXXXdisaster area noted XX/X/XXXX and X/X/XXXX; no indication property was affected.

437338944	5/1/2022	4/30/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	TX	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Monthly contact with borrower during phone payments in XXXX, and continued through X/XXXX. No contact again until borrower reported a XXXXX hardship in XX/XXXX. Servicer approved a X-month forbearance plan, and completed a X-month deferral after plan completion. Last contact was in X/XXXX regarding the deferral. Recent reason for default unknown; no contact with borrower despite dialer attempts.

REASON FOR DEFAULT:  XXXX: borrower unemployment for two months due to a work injury. XXXX: XXXXX impact-borrower unemployment and spouse had reduced work hours

MODIFICATION: Loan has been modified X times, most recently in XXXX. STEP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXX.XX, matures X/X/XXXX.  Deferred balance iao $X,XXX.XX is not eligible for forgiveness. Modifications were also completed in X/XXXX, XX/XXXX, X/XXXX, X/XXXX, and XX/XXXX.

FORECLOSURE:  No FC activity found

BANKRUPTCY:  Chapter XX filed in XXXX (date unknown); resolution unknown

PROPERTY: Owner occupied. No mention of property condition.
437338945	5/1/2022	4/29/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	PA	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: X/XXXX Borrower is making arrangements to bring the account current. XX/XXXX Borrower declines assistance. X/XXXX Borrower reports they have been impacted by XXXXX-XX, a repayment plan is set up. Several FB extensions are noted. A XXXXX deferment is implemented at the end of the plan. No communication recorded regarding the X/XXXX missed payment. Borrower has not been very responsive. The most recent contact was on X/XX/XXXX to make a phone payment.

REASON FOR DEFAULT: X/XXXX Curtailment of income. X/XXXX Illness of mortgagor. X/XXXX XXXXX.

MODIFICATION: HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at a fixed X.XXX%, modified P&I $X,XXX, matures X/X/XXXX. Mod does not include any deferred amounts or PRA.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Per seller data original occupancy is primary. No recent notes found specifying current occupancy.

OTHER SERVICING: Servicer posted deferral transactions in XX/XXXX for $X,XXX.XX. Deferral agreement docs in file support a deferral iao $X,XXX.XX.

437338948	5/1/2022	4/29/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	PA	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Last contact XX/XX/XXXX with borrower calling to make a payment. The borrower has been in contact with the servicer while delinquent. Borrower approved for special FB in XX/XXXX through XX/XX/XXXX.l XXXXX/XXXXX deferral of X payments effective with the XX/X/XXXX payment. The co-borrower is disabled and is receiving disability.

REASON FOR DEFAULT: Latest Reason for Default was curtailment of income. Previously in X/XXXX the reason for default was illness of the borrower. The default reason for the Mod was unemployment.

MODIFICATION: Loan has been modified most recently in XXXX. NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X.XX% for XX years, modified P&I $X,XXX.XX, matures XX/XX/XXXX.  Deferred balance iao $X.XX.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: No property issues noted.

437338951	5/1/2022	4/16/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	CA	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Borrower was on an active repay plan in X/XXXX, and had contact with servicer most months during phone payments in XXXX. Monthly contact continued until borrower reported a XXXXX hardship in X/XXXX. Servicer approved a X-month forbearance plan. After plan completion, servicer completed a X-month deferral in X/XXXX to reinstate the account. Borrower verified the loan status in X/XXXX and made a phone payment. Borrower gave a promise to pay in XX/XXXX, and reported a XXXXX hardship in X/XXXX. Servicer approved another X-month forbearance plan, and completed a X-month deferral in X/XXXX after plan completion. NSF payment in X/XXXX. Borrower requested a late fee waiver in XX/XXXX, and asked about the escrow account in XX/XXXX. Last contact was a phone payment in X/XXXX.

REASON FOR DEFAULT:  XXXX: unknown. XXXX-XXXX: XXXXX impact-borrower not working, forgot to pay

MODIFICATION: Loan has been modified X times, most recently in XXXX. HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X.X% for XX years, modified P&I $X,XXX.XX, matures XX/X/XXXX. No deferred amounts noted. Modification was also completed in XXXX, XXXX and X/XXXX.

FORECLOSURE:  No FC activity found

BANKRUPTCY:  No BK activity found

PROPERTY: Owner occupied. No mention of property condition.
437338964	5/1/2022	4/15/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	AZ	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Borrower approved for a repayment plan on X/X/XXXX, unable to determine terms, but X payments per month were applied for X months to bring the loan current in X/XXXX. X/X/XXXX borrower trying to catch up, no RFD or commitment to pay. XX/XX/XXXX borrower called to make payment, did not qualify for repayment plan. Borrower struggling to make payments, but when reached keeps commitments. Loan is now current and has been since XX/XXXX. Last contact was X/XX/XXXX, making payment.

REASON FOR DEFAULT:   RFD on X/X/XXXX, illness.  XX/XX/XXXX RFD, unexpected bills.

MODIFICATION: STEP HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X.XXX% for X years, modified P&I $X,XXX.XX, matures XX/X/XXXX.  Deferred balance iao $XX,XXX.XX is not eligible for forgiveness over X years based on borrower performance.

FORECLOSURE: No FC activity found

BANKRUPTCY: BKX discharged.    Unable to determine case number, filing date or discharge date.

PROPERTY:   Unable to confirm current occupancy.  Loan originated as owner occupied.

437338966	5/1/2022	4/30/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	MD	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Account boarded delinquent in XXXX with borrower disputing payments with prior servicer. Servicer provided all history and confirmed due date was correct at transfer, borrower declined assistance and reinstated on her own Oct XXXX. XXXXX assistance requested Mar XXXX due to workplace closure. FB approved April XXXX was extended through Sep XXXX due to continued unemployment. Borrower confirmed hardship was resolved Aug XXXX and remains current since deferral. Last contact XX/XX/XXXX regarding a third party call about a lien on property, servicer advised him to contact the county to confirm if lien is real.

REASON FOR DEFAULT: XXXX RFD: payment dispute. XXXX-XXXX RFD: XXXXX unemployment

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at initial step rate of X% for X years, modified P&I $XXXX.XX, matures X/X/XXXX. $XXX,XXX.XX deferred balance is not eligible for forgiveness.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Property is owner occupied.  No property issues noted.

437338967	5/1/2022	4/14/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	CA	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Borrower advised May XXXX that he had $XK down payment for a long term repay plan but stopped responding, hardship due to illness of non-obligated spouse. Borrower made contact every few months to request reinstatement figures but failed to return loss mit application or provide further updates about circumstances. Borrower fully reinstated XX payments Oct XXXX, source of funds is unknown. Account remains current, last contact X/XX/XXXX for payment.

REASON FOR DEFAULT: Family illness

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at initial step rate of X% for X years, modified P&I $XXXX.XX, matures X/X/XXXX. $XX,XXX.XX deferred balance is not eligible for forgiveness..

FORECLOSURE: Referred to attorney X/X/XXXX, title is clear. NOD filed XX/XX/XXXX, action delayed by XXXXX moratorium. Hold removed X/X/XXXX, sale set for XX/XX/XXXX was canceled after reinstatement.

BANKRUPTCY: No BK activity found

PROPERTY: Property is owner occupied.  No property issues noted.

437338968	5/1/2022	4/15/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	CA	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: X/XX/XXXX borrower interested in repayment plan, but only wanted to make down payment of $XXX.XX. X/X/XXXX did not qualify for repayment plan so servicer recommended modification. Complete loss mitigation package received X/XX/XXXX. Stip plan approved with down payment of $X,XXX.XX due XX/XX/XXXX and X payments of $X,XXX.XX. beginning XX/X/XXXX. Stip payments made and modification boarded X/XX/XXXX. Incomplete loss mitigation package received. Complete package received X/X/XXXX. XXXXX FB approved ending X/X/XXXX and then extended ending in X/XXXX. X/XX/XXXX borrower requested XXXXX extension. X/X/XXXX borrower back to work, but unable to pay delinquency. Modification denied X/X/XXXX due to insufficient income. XXXXX deferral approved X/XX/XXXX for XX months. XX/X/XXXX borrower called with questions about the number of loss mitigation plans and modifications on the loan and how payments were posted. Last contact X/XX/XXXX, making payment on-line.

REASON FOR DEFAULT:   X/XX/XXXX RFD, subject is a rental and vacant for X-X months.  RFD on X/XX/XXXX was government shutdown and illness of parents.   X/XX/XXXX, X day after modification boarded, borrower called advising husband unemployed.   X/XX/XXXX husband unemployed and  wife income reduced due to XXXXX.   X/XX/XXXX still unemployed.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X%, modified P&I $X,XXX.XX, matures XX/X/XXXX.  No deferred balance.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY:   Property  tenant occupied per the borrower on X/XX/XXXX.

437338970	5/1/2022	4/21/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	MO	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Last borrower contact XX/XX/XXXX when borrower called with general questions. Last attempt to contact borrower was X/XX/XXXX and borrower was unresponsive. Loan is current. Loss Mit completed latest deferral X/XXXX. A total of XX payments were deferred due to XXXXX-XX XXXXX. Borrower stated XX/X/XXXX that he no longer needed assistance and started making monthly payments. Loan was prior modified XX/XXXX and X/XXXX.

REASON FOR DEFAULT: RFD was noted as curtailment of income due to XXXXX-XX XXXXX. Hardship started with reduced work hours X/XXXX. Previous RFD was noted in XX/XXXX as excessive obligations.

MODIFICATION: HAMP, first pay dueXX/X/XXXX, modified balance $XXX,XXX at X.XXX% for XX years, modified P&I $X,XXX, matures XX/X/XXXX. No Deferred balance or debt forgiveness.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Comments on X/X/XXXX last indicated subject property was owner occupied. Condition of property wasn't provided.
437338975	5/1/2022	4/12/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	NJ	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Borrower had sporadic contact with servicer in XXXX during phone payments. A XX-day delinquency was resolved in XX/XXXX with a double payment. Borrower disputed the UPB amount in X/XXXX, and reported a XXXXX hardship in X/XXXX. Servicer approved a X-month forbearance plan that month. No contact again until XX/XXXX, when borrower gave a promise to reinstate. Servicer approved a X-month repay plan in XX/XXXX, but borrower didn't make the down payment. Borrower reapplied for XXXXX assistance in X/XXXX, and servicer granted a X-month forbearance plan. Borrower made lump sum payment sin X/XXXX and X/XXXX to reduce the delinquency, and servicer approved a X-month plan extension, through X/XXXX. Borrower made another lump sum payment in X/XXXX, and reinstated in X/XXXX; account has since remained current. Borrower requested escrow account removal in X/XXXX; servicer declined the request as it was not in writing. No further contact. Subsequent payments have been made through the website.

REASON FOR DEFAULT:  XXXX: income curtailment. XXXX: XXXXX Impact-borrower not working (realtor)

MODIFICATION: Loan has been modified X time, in XXXX. HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X.XXX% for XX years, modified P&I $X,XXX.XX, matures X/X/XXXX. No deferred amounts noted.

FORECLOSURE:  No FC activity found

BANKRUPTCY:  No BK activity found

PROPERTY: Owner occupied. No mention of property condition.
437338976	6/1/2022	4/28/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	IL	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Comments begin in X/XXXX with flood insurance being added and increasing the monthly payment, borrower disputed, borrower sent the servicer a XXXXXflood determination showing property was not in a flood zone. On X/XX/XXXX XXXXX confirmed property in zone AE so no changes to LPI flood. RFD was borrower couldn't afford the added $XXX for flood insurance. Wasn't able to keep up payments and loan was referred to FC X/XX/XXXX. Borrower submitted mod application X/XX/XXXX. In X/XXXX RFD was unemployment and divorce, possibly XXXXX-XX related. Complete mod package noted X/XX/XXXX but was denied X/XX/XXXX due to excessive obligations and low DP. Borrower said he'd try to reinstate with retirement funds. In X/XXXX borrower was in the hospital for X weeks. Another mod submitted which was approved on XX/XX/XXXX. Trial mod completed and final mod completed in X/XXXX. Loan has been current since modification.
REASON FOR DEFAULT:  Borrower unemployment
MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XX% for XX years, modified P&I $XXXX.XX, matures X/X/XXXX. Deferred balance iao $XX,XXX.XX is not eligible for forgiveness.
FORECLOSURE:  Referred to FC X/XX/XXXX. Title report shows clear on X/XX/XXXX. Complaint filed X/XX/XXXX. Borrower applied for mod, FC on hold X/XX/XXXX, unclear if for LM or XXXXX-XX. Mod completed in X/XXXX and FC action was closed X/X/XXXX.
BANKRUPTCY:  No BK activity found
PROPERTY:  Owner occupied per inspection results. Borrower had partial flood damage in XXXX, DOL not provided, loss draft IAO $X,XXX. According to a letter from the borrower the check had been lost in XXXX and in XX/XXXX a replacement loss draft was sent to the servicer who endorsed it and returned it to the borrower. Unable to determine if servicer confirmed repairs had been made but borrower had outlined all the repairs made in his letter. Inspections report no visible damage.

437338978	5/1/2022	4/18/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	MD	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Borrower made a phone payment in X/XXXX, and verified the amount in suspense in XX/XXXX. Borrower asked about BK payment application in XX/XXXX, and made a phone payment in XX/XXXX that was NSF. Borrower requested a due date change in X/XXXX, and noted a XXXXX hardship through the website in X/XXXX. Servicing approved a X-month forbearance plan that month, despite the active bankruptcy. Borrower made a phone payment in X/XXXX, and her BK attorney confirmed FB plan status in X/XXXX. Servicer approved a X-month plan extension. BK was dismissed in X/XXXX. Borrower confirmed hardship was resolved in X/XXXX, and servicer completed a X-month deferral that month to reinstate the account. Borrower made a phone payment in X/XXXX, but requested a XXXXX plan in X/XXXX. Assistance request was incomplete, borrower was advised of missing items in XX/XXXX but borrower reinstated that month. NSF payment in X/XXXX; borrower reinstated the following month. Last contact was in X/XXXX when borrower verified payment posting.

REASON FOR DEFAULT:  Unknown, XXXXX impact, out of the country

MODIFICATION: Loan has been modified X times, most recently in XXXX. STEP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $X,XXX.XX, matures X/X/XXXX.  Deferred balance iao $XXX,XXX.XX of which $XX,XXX.XX is eligible for forgiveness over X years based on borrower performance. $X,XXX.XX was reduced from the deferred balance on X/X/XXXX as part of PRA.

FORECLOSURE:  No FC activity found

BANKRUPTCY:  X) Chapter XX filed X/XX/XXXX, POC filed X/XX/XXXX, amended POC filed X/XX/XXXX; dismissed X/X/XXXX. X) Chapter XX filed X/XX/XXXX, plan confirmed XX/XX/XXXX, POC filed XX/XX/XXXX; dismissed XX/XX/XXXX. X) Chapter X filed in XXXX (date unknown); dismissed with XXX-day bar X/XX/XXXX. X) Chapter XX filed X/XX/XXXX; dismissed X/X/XXXX. X) Chapter XX filed X/X/XXXX; dismissed X/X/XXXX. X) Chapter XX filed in XXXX (date unknown); dismissed X/XX/XXXX.

PROPERTY: Owner occupied. Insurance funds of $X,XXX.XX for DOL X/X/XXXX, COL not provided, were released to borrower in X/XXXX as loan was current when loss was reported. Repairs noted as completed as of XX/XX/XXXX.
437338981	5/1/2022	4/29/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	PA	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Account was rolling XX-XX delinquent through default Feb XXXX, hardship due to expenses for car repairs and insurance. Borrower requested multiple repay plans that failed due to NSF return or missed payments. XXXXX assistance requested April XXXX due to work impact, FB approved April XXXX extended through Sep XXXX. Borrower was unable to resume payments after Aug XXXX refer, he had returned to work but was supporting an unemployed daughter whose UE benefits ended. FB extension approved Oct XXXX through May XXXX. Borrower confirmed hardship was resolved X/X/XXXX and has remained current since May deferral, last contact XXX/X/XXXX webchat refinance inquiry.

REASON FOR DEFAULT: Excessive obligations, XXXXX income curtailment

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at initial step rate of X.X% for X years, modified P&I $XXX.XX, matures X/X/XXXX. $XXX,XXX.XX deferred balance is not eligible for forgiveness.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Property is owner occupied.  No property issues noted.

437338982	5/1/2022	4/1/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	NY	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Contact history begins X/XXXX. Borrower called in X/XXXX stating concerned about the escrow analysis, stating that his payments would be going up (due to escrow shortage) and wouldn't be able afford the payment; mod was discussed. Mod review was initiated and borrower was approved for a X month trial plan. Borrower stated on XX/XX/XX that he fell behind with tax payments, also stated that he had a fired in the property. Borrower stated on XX/X/XX that they might not take the final mod and was advised that they would need to reinstate the loan to avoid FC. Mod review was closed on X/XX/XX, borrower did not want to move forward with the mod. Loan was brought current in X/XXXX. Borrower fell behind on the loan again after XX/XXXX. Pre-FC loss mit letter was sent on X/XX/XX. Borrower stated on X/XX/XX there was death in the family and he fell behind and inquired about mod. Loan was brought current in X/XXXX; borrower has failed to make a couple payments since then but was able to bring the loan current. Last contact was in X/XXX, borrower called for payment inquiry and was advised to send a written request for recoverable corp advance.

REASON FOR DEFAULT: Death in the family, curtailment of income, payment increase,

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X% for XX years, modified P&I $XXX, matures/expires XXXX. Deferred balance iao $XX,XXX of which $X is eligible for forgiveness.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Borrower stated in X/XXXX that they had a house fire a few years ago and replaced the whole entire home, noting they had issues with the garage. No claim information provided in contact history, DOL and COL not provided. Property appears to be owner occupied.

437338988	5/12/2022	4/21/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	NY	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Contact history begins X/XXXX. Pre-FC loss mit letter was sent on X/XX/XX. Borrower stated in X/XXXX stating RFD due to single income; workout was discussed. Borrower was approved for a X month repayment plan in XX/XXXX with a down payment of $XK; plan cancelled in XX/XXXX due to non-performance. Borrower was approved for XXXXX FB in X/XXXX ending X/X/XX. Borrower stated in X/XXXX that RFD is due to divorce. Deferral was approved and processed in X/XXXX for X payments. Mod review was also initiated but was denied in XX/XXXX for incomplete package; borrower stated that it was taking time to get a QCD because the court was not open due to XXXXX-XX. Borrower was granted another deferral in X/XXXX for XX payments. Last contact was on X/XX/XX, borrower scheduled a payment and stated XXXXX hardship has been resolved. Loan is current.

REASON FOR DEFAULT: Divorce, XXXXX-XX.

MODIFICATION: NON-HAMP, first pay due X/XX/XXXX, modified balance $XXX,XXX at X% for XX years, modified P&I $XXX, matures/expires XXXX. Deferred balance iao $XX,XXX of which $X is eligible for forgiveness.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found. Property appears to be owner occupied.

437338997	5/1/2022	4/7/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	NJ	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Borrower was on RPP in X/XXXX (no details) but it was cancelled when they had an NSF in X/XXXX. Loan referred to FC X/X/XXXX. FC on XXXXX-XX hold on X/XX/XXXX and borrower submitted mod application, complete mod package noted on X/XX/XXXX. No RFD was captured. Trial mod approved X/XX/XXXX and completed. Final mod docs sent out XX/XX/XXXX. Borrower concerned about payment increasing, said it wasn't affordable (mod pmt doubled from prior pmt amt). Didn't return signed mod docs until X/X/XXXX along with X payments. RFD in XX/XXXX was reduced work hours. Borrower was rolling XX-XX days behind until X/XXXX when they reinstated. RFD was excessive obligations. On X/X/XXXX RFD was husband's unemployment. Loan is now current.

REASON FOR DEFAULT:  Income curtailment, family unemployment

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XX% for XX years, modified P&I $XXXX.XX, matures XX/X/XXXX. No deferred amount. Borrower signed mod in X/XXXX and made X pmts that month but still XX days late.

FORECLOSURE:  Referred to FC X/X/XXXX. Title clear on XX/X/XXXX. Complaint filed XX/X/XXXX, service completed XX/X/XXXX. Then on XX/X/XXXX it is noted that there is a prior judgment against the borrower and claim needed to be filed. Claim letter sent XX/XX/XXXX, acknowledged XX/XX/XXXX. No details but on XX/X/XXXX title is noted to be clear and judgment submitted to court X/X/XXXX. Judgment entered X/X/XXXX. No sale date set before XXXXX-XX hold in place on X/XX/XXXX. FC closed after mod completed in X/XXXX.

BANKRUPTCY:  No BK activity found

PROPERTY:  Owner occupied per inspection results. Property in XXXXXdisaster area on X/XX/XXXX. No indication the property was impacted.

TITLE ISSUES: Previous issue was Unreleased Prior Lien. X/XX/XXXX current search indicates no open liens.
437338999	5/1/2022	4/9/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	NY	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Last borrower contact X/XX/XXXX when borrower made a phone payment. No attempt to contact borrower since this date. Next payment posted on time. No recent Loss Mit activity however, borrower was on a prior X month RPP that started XX/X/XXXX and ended X/XX/XXXX. Borrower was on X prior plans.

REASON FOR DEFAULT: Last RFD was noted on XX/XX/XXXX as curtailment of income. Borrower stated on X/XX/XXXX she was laid off due to XXXXX-XX XXXXX.

MODIFICATION: STEP NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X.X% for X years, modified P&I $X,XXX, matures X/X/XXXX. Deferred balance iao $XXX,XXX.XX is not eligible for forgiveness.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Current property occupancy was last noted on X/X/XXXX as owner occupied. Property condition was not provided.
437339001	5/1/2022	4/13/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	NJ	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Until X/XX/XXXX very little contact with borrower other than making payments and RFD was always related to wife's pay date. X/XX/XXXX borrower applied for XXXXX assistance and X month XXXXX FB approved, ending X/X/XXXX. X/XX/XXXX XXXXX FB extended, ending X/X/XXXX. X/XX/XXXX still impacted by XXXXX, servicer sent loss mitigation package. XXXXX FB extended to XX/X/XXXX. XX/XX/XXXX XXXXX FB extended to X/X/XXXX. X/XX/XXXX borrower requested additional assistance, wife is XXXXX so income still reduced. X/X/XXXX XXXXX FB extended to X/X/XXXX. X/X/XXXX borrower able to resume payments but needed assistance with delinquency. XXXXX FB extended, ending X/X/XXXX. X/XX/XXXX borrower requested extension. Complete loss mitigation package received XX/X/XXXX. XX/X/XXXX modification denied, but approved for XXXXX deferral. XX/X/XXXX XXXXX deferral boarded for X months. Last contact with the borrower was X/XX/XXXX, making on-line payments. Borrower stayed in contact with servicer through the loss mitigation process and made payments, but not on a regular basis. Loan had not been current since XX/XXXX.
REASON FOR DEFAULT:    RFD in XXXX was pay date for wife.  X/XX/XXXX RFD was unemployment due to XXXXX and wedding costs.  Wife is a XXXXX and income impacted by XXXXX with XXXXXXX.
MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X%, modified P&I $X,XXX.XX, matures X/X/XXXX.  Deferred balance iao $XX,XXX.XX is not eligible for forgiveness.
FORECLOSURE: No FC activity found
BANKRUPTCY: No BK activity found.
PROPERTY:   Unable to confirm current occupancy.  Loan originated as owner occupied.

437339002	5/1/2022	4/29/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	NY	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Prior loan mod effective X/X/XXXX noted. Borrower struggled to maintain current payments in XXXX and XXXX due to income curtailment. Servicer granted a X month forbearance X/XXXX - X/XXXX, however, borrower continued to make payments. He received a FB extension XX/XXXX to X/XXXX and was able to bring account current X/XXXX. The borrower has been cooperative with the servicer with last contact X/XX/XXXX inquiring about maturity date. Loan is presently current.

REASON FOR DEFAULT: Income curtailment

MODIFICATION: STEP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X% for XX years, modified P&I $XXX.XX, matures/expires X/X/XXXX.  Deferred balance iao $XX,XXX.XX is not eligible for forgiveness and is a balloon due at maturity.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Unable to verify property occupancy from comments. No damages noted.
437339008	4/28/2022	4/25/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	CT	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Contact history begins X/XXXX, borrower on a repayment plan for X payments, ending X/XX/XX; broken plan. Borrower stated on X/XX/XX that payment delay was due to her son's medical issues (asthma). Borrower entered into another repayment plan ending X/XX/XX; stated on X/XX/XX that she borrowed funds from XXXK; loan brought current in X/XXXX; plan kept. XXXXX impact was discussed in X/XXXX, work hours reduced for spouse due to XXXXX-XX. Borrower declined loss mit. Last contact was in XX/XXXX borrower scheduled a payment and opted out of loss mit options.

REASON FOR DEFAULT: Curtailment of income due to XXXXX-XX, overtime was cut.

MODIFICATION: NON-HAMP, first pay due X/XX/XXXX, modified balance $XXX,XXX at X% for XX years, modified P&I $X,XXX, matures/expires XXXX. Deferred balance iao $XX,XXX of which $X is eligible for forgiveness.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found. Property appears to be owner occupied.

437339013	5/1/2022	4/11/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	NY	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Last contact XX/XX/XXXX with the borrower making a payment. The borrower was offered assistance in XX/XXXX, but opted to pay the X payments in XX/XXXX to bring the loan current. The borrower was on different repayment plans to bring the loan since the Mod. Most recently, borrower declined repayment plan as of XX/XX/XXXX. The reason for default for the Mod was excessive obligations due to medical expenses.

REASON FOR DEFAULT: The most recent reason for default was curtailment of income.

MODIFICATION: Loan has been modified most recently in XXXX. NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X.XX% for XX years, modified P&I $X.XXX.XX, matures XX/XX/XXXX.  Deferred balance iao $X.XX

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: No property issues noted.

437339016	4/26/2022	4/4/2022	CURR	XXXXX	XXXXX	Yes	XXXXX	XXXXX	VA	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Contact history begins X/XXXX. Borrower is deceased date of death not provided. A request was received from borrower's spouse, XXXXX to become the successor in interest. XXXXX was advised on X/X/XX that she was not showing as a confirmed SII and would need to send in supporting documents. SII confirmed and approved on X/XX/XX. Last contact was on X/X/XX, XXXXXX called in for payment inquiry. Loan is current.
REASON FOR DEFAULT: Death of borrower.
MODIFICATION: NON-HAMP, first pay due X/XX/XXXX, modified balance $XX,XXX at X.XX% for X years, modified P&I $XXX, matures/expires XXXX. Deferred balance iao $X of which $X is eligible for forgiveness.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: No property issues found. Property occupancy is unknown.

437339017	5/1/2022	4/29/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	GA	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Borrower maintains contact throughout chronic XX-XX delinquency. Hardship in XXXX due to cost to replace air conditioning, repay plan completed to reinstate in Nov XXXX. XXXXX assistance requested Mar XXXX due to borrower illness and layoff, FB approved Mar XXXX was extended through Nov XXXX. Borrower continued some payments throughout plan and completed a repay plan to cure April XXXX. Borrower returned to work Aug XXXX and remains current since last contact X/XX/XXXX for reinstatement.

REASON FOR DEFAULT: XXXX RFD: Excessive obligations. XXXX RFD: XXXXX unemployment

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at initial step rate of X.XXX% for X years, modified P&I $XXX.XX, matures X/X/XXXX. $XX,XXX.XX deferred balance is not eligible for forgiveness..

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Property is owner occupied.  No property issues noted.

437339021	6/1/2022	4/26/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	IN	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Borrower reported a hardship and provided financials and affordability in X/XXXX. Servicer requested a reinstatement quote in X/XXXX for a possible repay plan. Borrower asked for the repay plan in XX/XXXX, and servicer offered a X-month plan in XX/XXXX. Borrower reinstated in X/XXXX after plan completion. Borrower verified the loan status in X/XXXX. No contact again until XX/XXXX, when borrower gave a promise to pay. No further contact. Borrower usually pays through the website.

REASON FOR DEFAULT:  XXXX: Co-borrower illness, borrower income curtailment. XXXX-XXXX: unknown

MODIFICATION: Loan has been modified X time, in XXXX. NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XX% for XX years, modified P&I $XXX.XX, matures XX/X/XXXX.  Deferred balance iao $XX,XXX.XX is not eligible for forgiveness.

FORECLOSURE:  Referred X/XX/XXXX. Complaint filed X/XX/XXXX. Service completed X/XX/XXXX. Judgment entered XX/X/XXXX. Presale redemption expired XX/XX/XXXX; Praecipe filed XX/XX/XXXX. Loss mit hold XX/X/XXXX. Borrower reinstated in X/XXXX. Motion to dismiss filed X/X/XXXX, granted X/XX/XXXX.

BANKRUPTCY:  No BK activity found

PROPERTY: Owner occupied. No mention of property condition.
437339026	5/1/2022	4/1/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	OH	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Borrower reported a hardship in X/XXXX, servicer instructed borrower how to apply for mod assistance. Borrower funds were returned in X/XXXX as insufficient to reinstate, and borrower applied for mod assistance in X/XXXX. Servicer approved a X-month trial mod plan, but borrower didn't return an executed trial agreement; plan was closed in XX/XXXX. Borrower requested a reinstatement quote in X/XXXX, and reapplied for mod assistance. Servicer approved a X-month trial plan in X/XXXX, to start two months later in X/XXXX. Plan breached in X/XXXX, and was closed in XX/XXXX. Borrower reapplied, and a third trial mod plan was approved in X/XXXX. Borrower had a change in income during the plan, but made the required payments. Modification was completed in XX/XXXX. Borrower verified the due date in X/XXXX, and spouse asked why servicer was taking pictures of the property in X/XXXX.

REASON FOR DEFAULT:  XXXX: Medical condition. XXXX: income curtailment, XXXXX Impact-unemployment with no benefits

MODIFICATION: Loan has been modified X times, most recently in XXXX. NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X.XX% for XX years, modified P&I $XXX.XX, matures X/X/XXXX. No deferred amounts noted. Modifications were also completed in XX/XXXX, X/XXXX and X/XXXX.

FORECLOSURE:  Referred X/XX/XXXX. Loss mit hold X/XX/XXXX to XX/XX/XXXX. Complaint filed X/X/XXXX. Service completed X/X/XXXX. Loss mit hold X/XX/XXXX to XX/XXXX. Loss mit hold X/XXXX. Modification was completed in XX/XXXX. Motion to dismiss filed XX/X/XXXX, granted XX/X/XXXX.

BANKRUPTCY:  Chapter XX filed X/XX/XXXX; resolution unknown

PROPERTY: Owner occupied. No mention of property condition.
437339027	4/1/2022	3/29/2022	DELQ	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	MA	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Comments begin in X/XXXX, RFD wife lost her job. Put on RPP X/XX/XXXX for X months but borrower failed to service the plan and it was cancelled X/XXXX. Put on another RPP on X/XX/XXXX for XX pmts to end X/X/XXXX which failed in X/XXXX. On XX/XX/XXXX wife was still unemployed. Put on XXXXX FB plan from X/X/XXXX to XX/X/XXXX. On XX/XX/XXXX letter confirms XX month deferral with next due X/X/XXXX.

REASON FOR DEFAULT:  Unemployment

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XXX% for X years, modified P&I $XXXX.XX, matures X/X/XXXX. Deferred balance iao $XX,XXX.XX is not eligible for forgiveness.

FORECLOSURE:  No FC activity found

BANKRUPTCY:  No BK activity found

PROPERTY:  Owner occupied.

437339029	5/1/2022	4/14/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	CA	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Account has a cease & desist flag, but borrower maintains contact throughout chronic delinquency. Hardship in XXXX due to excessive obligations and wage garnishment for taxes; hardship in XXXX due to reduced work hours and borrower illness. XXXXX FB approved April-June XXXX. Borrower advised hardship was resolved Aug XXXX and resumed payments with additional funds as able each month until reinstated Sep XXXX. Last contact X/X/XXXX to request Dec XXXX curtailment be reversed and applied as a payment.

REASON FOR DEFAULT: Excessive obligations, income curtailment

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XXX% for XX years, modified P&I $XXXX.XX, matures X/X/XXXX. $XXX,XXX.XX deferred balance is not eligible for forgiveness.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Property is owner occupied.  No property issues noted.

437339030	5/1/2022	4/29/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	NY	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Borrower was on an active repay plan in X/XXXX. Plan was cancelled in X/XXXX for non-performance. Borrower used XXXk funds to reinstate in X/XXXX. No contact again until borrower requested a repay plan in XX/XXXX, but borrower wasn't able to afford the plan payments. Borrower submitted a mod application in X/XXXX, and servicer approved a X-month trial mod plan. Borrower made sporadic phone payments during the trial plan. Modification was completed in X/XXXX. Borrower made a phone payment in XX/XXXX and X/XXXX. Sporadic phone payments continued, no reason for default provided. Borrower reinstated in X/XXXX. No further contact.

REASON FOR DEFAULT:  Unknown

MODIFICATION: Loan has been modified X times, most recently in XXXX. NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $X,XXX.XX, matures X/X/XXXX.  Deferred balance iao $XX,XXX.XX is not eligible for forgiveness. Modifications were also completed in XXXX, XXXX and XXXX.

FORECLOSURE:  No FC activity found

BANKRUPTCY:  No BK activity found

PROPERTY: Owner occupied. No mention of property condition.
437339038	5/1/2022	4/29/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	MD	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Borrower has not responded to any collection efforts. No borrower contact.

REASON FOR DEFAULT:   No RFD available, no borrower contact.

MODIFICATION: STEP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X% for X years, modified P&I $XXX.XX, matures X/X/XXXX.  Deferred balance iao $XX,XXX.XX is not eligible for forgiveness.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found.

PROPERTY:   Unable to confirm current occupancy.  Loan originated as owner occupied.

437339046	4/26/2022	4/1/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	VT	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: XX/XXXX Borrower requests assistance, a repayment plan is set up. XX/XXXX Plan is broken. X/XXXX Another repayment plan is set up. X/XXXX Plan is broken. X/XXXX Borrower reinstates the account without assistance. X/XXXX Borrower requests XXXXX assistance, but it does not appear a completed application was submitted, but was approved for X month special FB from XX/XX/XXXX to XX/XX/XXXX. XX/XXXX Borrower declines an assistance offer. Borrower has not been very responsive with several recent unsuccessful attempts at communication recorded. The most recent contact was on X/X/XXXX to make a phone payment.

REASON FOR DEFAULT: X/XXXX Illness of family member. X/XXXX Insufficient funds. XX/XXXX Medical. X/XXXX Family member with cancer and XXXXX. X/XXXX Illness.

MODIFICATION: STEP NON-HAMP, first pay due X/XX/XXXX, modified balance $XX,XXX initially at X% for X years, modified P&I $XXX, matures X/XX/XXXX. Deferred balance IAO $XX,XXX is not eligible for forgiveness. Mod does not include any PRA.

FORECLOSURE: X/XX/XXXX File is referred to FC, reinstated in X/XXXX.

BANKRUPTCY: No BK activity found.

PROPERTY: Per seller data original occupancy is primary. No recent notes found specifying current occupancy.

437339053	5/1/2022	4/13/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	IA	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Last contact XX/XX/XXXX with the borrower making X payments to bring the loan current. Minimal contact with the borrower typically calling only when wanting to schedule payments with X or X due. Borrower rarely stays current for more that a month or two. The borrower was unemployed in XX/XXXX and then hours were cut back once started back in XX/XXXX.

REASON FOR DEFAULT: The last reason for default was curtailment of income as the hours were cut back at work in XX/XXXX.

MODIFICATION: N/A

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: No property issues noted.

437339054	6/1/2022	4/29/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	CT	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Borrower contact notes critical illness resulted in hospitalization and extended time out of work. In X/XXXX, borrower was advised that payments needed to be made in certified funds, due to three NSF in a six month period, borrower stated they could not leave the house due to illness. Borrower approved for special FB in X/XXXX, despite previously being told they did not qualify due to already being delinquent. No payments made between X/XXXX - XX/XXXX, when XX payments were deferred. Last contact with borrower was in X/XXXX when they called to request billing statement for May (not yet sent) and whether the impact to their credit could be resolved, advised to submit a dispute to CRA.

REASON FOR DEFAULT: Income reduction due to Illness of borrower and XXXXX.

MODIFICATION: IO MOD, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for five years, modified IO payment $X,XXX.XX, matures X/X/XXXX.  Deferred balance iao $XX,XXX.XX which is not eligible for forgiveness.

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Subject is occupied by owner. Water damage reported in X/XXXX, claims funds iao $XX,XXX.XX received in X/XXXX, due to XXXXX, repairs took almost a year to complete, XXX% complete inspection noted in X/XXXX, claim closed in XX/XXXX after all funds were disbursed and docs completed. XXXXX damage reported in XX/XXXX, DOL XX/XX/XXXX, damage less than deductible, XXX% inspection noted in XX/XXXX.  Owner occupied per comments on XX/X/XXXX.

OTHER: Variance between mod payment and current payment of $X.XX due to principle curtailment from remaining RE funds.

437339056	5/1/2022	4/22/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	CT	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: XXXX hardship due to unemployment early in the year. Borrower returned to work May XXXX, hardship continued due to medical issues for both borrowers. Borrower declined loss mitigation until request for XXXXX assistance April XXXX due to loss of work. FB approved April XXXX was extended through June XXXX due to continued unemployment. Borrower advised May XXXX that hardship was resolved and has remained current since deferral, last contact X/XX/XXXX. Borrower was recently hospitalized, declined assistance.

REASON FOR DEFAULT: Borrower unemployment, borrower illness

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance XXX,XXX.XX$ at initial step rate of X.X% for X years, modified P&I $XXX.XX, matures X/X/XXXX. $XXX,XXX.XX deferred balance is not eligible for forgiveness.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Property is owner occupied.  No property issues noted.

437339065	5/4/2022	4/28/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	NY	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: XX/XXXX Borrower is requesting assistance, a repayment plan is set up. X/XXXX Plan is broken. Account is referred to FC early in XXXX. XX/XXXX Assistance is requested, docs are being submitted. X/XXXX A stip to mod is approved. XX/XXXX Trial period is completed, a final mod is implemented. Notes reference several recent late charges. Borrower has been cooperative. The most recent contact was on X/XX/XXXX to make a phone payment.

REASON FOR DEFAULT: X/XXXX Furnace replacement. XX/XXXX Illness of family member.

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX at a fixed X%, modified P&I $X,XXX, matures XX/X/XXXX. Mod does not include any deferred amounts or PRA.

FORECLOSURE: X/XXXX File is referred to FC, reinstated via a mod in XXXX.

BANKRUPTCY: No BK activity found.

PROPERTY: Per seller data original occupancy is primary. No recent notes found specifying current occupancy.

TITLE ISSUES: X/X/XXXX Title issue is identified (prior mortgage). X/XX/XXXX Issue is resolved via a title claim.

437339067	5/1/2022	4/30/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	CA	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Last borrower contact X/X/XXXX when borrower called in to set up payments to bring account current. Five payments posted in X/XXXX. Servicer attempted to contact borrower in X/XXXX with no success. The last attempt was made on X/XX/XXXX. No recent Loss Mit activity. Borrower is on disability fixed income per X/XX/XXXX comments. Loan was prior modified XX/XXXX.

REASON FOR DEFAULT: RFD was last noted on X/XX/XXXX as borrower illness. Current RFD is unknown.

MODIFICATION: STEP NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X.XXX% for X years, modified P&I $XXX, matures X/X/XXXX. Deferred balance iao $XX,XXX is not eligible for forgiveness.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Current property occupancy status was last noted on X/X/XXXX as owner occupied. Property condition was not provided.

437339071	5/1/2022	4/4/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	TX	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Hardship in XXXX due to excessive medical bills. Borrower completed a X-month repay plan to cure default Oct XXXX and paid timely until request for XXXXX assistance April XXXX due to loss of job. FB approved April XXXX extended through June XXXX for continued unemployment. Borrower maintained contact throughout plan with escrow questions and submitted a mod application July XXXX. Package was not completed until Sep XXXX, mod not offered but borrower remains current since deferral. Last contact X/X/XXXX questions about escrow shortage.

REASON FOR DEFAULT: XXXXX unemployment

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XX% for XX years, modified P&I $XXX.XX, matures X/X/XXXX, $X deferred balance.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Property is owner occupied.  No property issues noted.

437339074	4/1/2022	3/31/2022	DELQ	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	NJ	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Borrower asked about an escrow shortage in XX/XXXX, and disputed credit reporting. Borrower gave a promise to pay in XX/XXXX, and made a phone payment in XX/XXXX. Borrower reinstated in X/XXXX, and continued to make monthly payments until he reported a XXXXX hardship in X/XXXX. Servicer approved a X-month forbearance plan. Borrower declined a mod review in X/XXXX, but expressed interest in a repay plan. No contact again until borrower requested a repay plan in X/XXXX, but declined when servicer was not able to accept partial payments. Borrower requested a repay plan again in X/XXXX, but servicer completed a XX-month XXXXX deferral that month to reinstate the account. Borrower verified the loan status in X/XXXX and authorized a third party on the account. Spouse requested copies of previous mods and deferral agreement in X/XXXX. NSF payment in X/XXXX was reinstated later that month. Borrower made phone payments in X/XXXX and X/XXXX.

REASON FOR DEFAULT:  XXXX: payment increase due to escrow shortage. XXXX: XXXXX impact-tenants not paying, borrower not working

MODIFICATION: Loan has been modified X times, most recently in XXXX. STEP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X% for XX years, modified P&I $XXX.XX, matures X/X/XXXX.  Deferred balance iao $XXX,XXX.XX is not eligible for forgiveness. Modifications were also completed in X/XXXX and X/XXXX.

FORECLOSURE:  No FC activity found

BANKRUPTCY:  No BK activity found

PROPERTY: Property appears to be owner occupied however comments reference tenants. Unable to determine if tenants live in this property. Occupancy unknown. No mention of property condition.
437339086	5/1/2022	4/6/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	CA	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Last contact XX/XX/XXXX with the borrower calling to make a payment. A XXXXX Deferral/Extension of X months was granted bringing the loan current in XX/XX/XXXX. The borrower was in frequent contact while the loan was delinquent.

REASON FOR DEFAULT: Reason for Default was curtailment of income.

MODIFICATION: Loan has been modified most recently in XXXX. STEP/NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X.XX% for X years, modified P&I $X,XXX.XX,

Step X at X.XX% for X years, modified P&I $X,XXX.XX, Step X at X.XX% for X years, modified P&I $X,XXX.XX, Step X at X.XX% for XX years, modified P&I $X,XXX.XX matures XX/XX/XXXX.  Deferred balance iao $XX,XXX.XX of which $X.XX is eligible for forgiveness.

FORECLOSURE: No FC activity found

BANKRUPTCY: The borrower filed Chapter X Bankruptcy XX/XX/XXXX that was discharged without reaffirmation on XX/XX/XXXX..

PROPERTY: No property issues noted.

437339089	5/1/2022	4/14/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	SC	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Contact history begins X/XXXX. Borrower was approved for XXXXX FB plan with the BK court, plan details not provided. Borrower stated in X/XXXX that he would apply for an extension and was advised loan would not be referred to FC while on FB. Borrower stated on that he was waiting to get paid on XX/XX/XX for big jobs due to XXXXX-XX. A X month FB was set up on X/XX/XX, ending X/XX/XX. Borrower was also reviewed for a mod in XX/XXXX and was approved for a mod in X/XXXX, effective X/X/XX, P&I $X,XXX. Borrower called on X/XX/XX, did not agree with the mod terms, stating mod rate was too high and declined the mod noting that he would rather pay on a repayment plan. Mod was closed on X/XX/XX. Repayment plan was approved for XX payments ending X/XX/XX; plan completed. Last contact was in X/XXXX, borrower scheduled a payment.

REASON FOR DEFAULT: Curtailment of income due to XXXXX-XX.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X.X% for XX years, modified P&I $X,XXX, matures/expires XXXX. Deferred balance iao $XX,XXX of which $X is eligible for forgiveness.

FORECLOSURE: No FC activity found.

BANKRUPTCY: BKXX filing (date not provided). Case was dismissed on X/XX/XXXX and file closed X/X/XXXX.

PROPERTY: It appears that a claim was filed in XXXX for XXXXX damage that occurred on XX/X/XXXX. Borrower was advised in XX/XXXX that a complete inspection would be needed to release funds since the loan as reported delinquent at the time of loss. Borrower was upset by the process of needing inspection to endorse the check and stated that the repairs were completed two years prior and to request this long after repairs were made is unfair. Borrower also stated that he was affected by the XXXXX that hit on X/X/XXXX and has additional repairs and was working with the insurance company but then stated a month later in XX/XXXX that the deductible was too high and repairs below deductible. It does not appear that a complete inspection has been received. Unknown if the funds have been endorsed/released to the borrower. Property verified as owner occupied in X/XXXX.

437339092	6/1/2022	4/29/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	Yes	XXXXX	XXXXX	WA	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Contact history begins XX/XXXX, co-borrower stated that she wrecked her car and on a fixed income and agreed to a X month repayment plan ending X/XX/XX; broken plan - not paid. Co-borrower entered into another repayment plan in X/XXXX ending X/XX/XX. RFD, borrower is retired and lost Xnd part time income. Repayment plan broken on X/X/XX due to payment returned nsf. Death certificate was received for the primaryborrower Ted J. Lear in X/XXXX, date of death not provided. Mod review was initiated in X/XXXX but was cancelled due to incomplete package. Trial payment was approved in X/XXXX for X payments, effective X/X/XX. Trial plan was completed and loan was modified effective X/X/XXX; mod processed in X/XXXX. Last contact was on XX/X/XX, co-borrower stated that she mailed in the November payment. Loan is current.

REASON FOR DEFAULT: Borrower death, fixed income, curtailment of income, car repairs.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX at X% for XX years, modified P&I $XXX, matures/expires XXXX. Deferred balance iao $XX,XXX of which $X is eligible for forgiveness.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found. Property appears to be owner occupied.

437339096	4/25/2022	4/4/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	OH	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Appears at starting of the contact history loan was in delinquent. Borrower called and advised reasons for delinquency were he and BX had cut in employment. BX and BX had surgery, they can not work next X weeks. BX called she was working but limited hours. Servicer advised RPP and other options. Mod denied due to missing documents XX/XXXX and XX/XXXX. XX/XX/XXXX stated received complete mod package. Trail mod approved XX/XXXX for X months, final mod completed as of XX/XX/XXXX. Last contact XX/XX/XXXX borrower called to make a payment, servicer advised amount due for $X,XXX.XX. No other activity noted.

REASON FOR DEFAULT: BX and BX had surgeries.

MODIFICATION:NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X% for not noted years, modified P&I $XXXX.XX, matures/expires XXXX. No deferred balance noted.

FORECLOSURE: FC was referred to attorney at XX/XX/XXXX. Complaint filed XX/XX/XXXX. FC on hold multiple times due to complete mod package X/XXXX and due to XXXXX-XX XX/XX/XXXX.XX/XX/XXXX FC stopped due to loan modification.

BANKRUPTCY: No BK activity found.

PROPERTY: Current occupancy status owner occupied..  Borrower claimed hazard insurance on XX/XX/XXXX, DOL XX/XX/XXXX, COL  fire /lightning, loss amount $XX,XXX. XX/XX/XXXX borrower called to check regarding contractor documents and stated he wanted to do the repairs by himself. Caller advised that the chimney was not a structural damage, license contractor needed to do the repairs. XX/XX/XXXX stated repairs were not started, attempted multiple times to call borrower to check the status of repairs, no response from borrower. Unable to determine the repairs are done, funds are disbursed and claim was closed.

TITLE ISSUES: XX/XX/XXXX stated there was a title issue on legal description error. XX/XX/XXXX stated title issued cleared through judgment.
437339099	5/1/2022	4/4/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	OH	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Borrower has paid sporadically and was rolling XX-XX days delinquent in XXXX and XXXX. In X/XXXX RFD was borrower illness, no details. In XX/XXXX stated excessive obligations including medical bills. In X/XXXX XXXXX caused income curtailment. Borrower put on RPP from X/XXXX to X/XXXX (no letter found in loan file). Appears plan was completed but loan wasn't current until X/XXXX. Borrower stated in XX/XXXX that she had returned to normal work. Borrower missed a payment in XX/XXXX, RFD was shot term disability, no details.

REASON FOR DEFAULT:  Borrower illness, income curtailment

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X.XX% for XX years, modified P&I $XXX.XX, matures X/X/XXXX. Deferred balance iao $XX,XXX.XX is not eligible for forgiveness.

FORECLOSURE:  No FC activity found

BANKRUPTCY:  No BK activity found

PROPERTY:  Owner occupied

437339100	6/1/2022	4/27/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	TX	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Borrower struggled to maintain current payments in XXXX due to income curtailment. File was referred for foreclosure X/XX/XXXX with FC delays for XXXXXXX and loss mit. Borrower submitted financials, completed a X month stip to mod plan and servicer granted a loan mod effective XX/X/XXXX. Loan has been paid as agreed since the mod. Borrower has been cooperative with the servicer with last contact XX/XX/XXXX regarding insurance.

REASON FOR DEFAULT: Excessive obligations

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX at X% for XXX months, modified P&I $XXX.XX, matures/expires X/X/XXXX.  No deferred balance noted.

FORECLOSURE: Inactive FC. Prior FC referral X/XX/XXXX, NOS X/XX/XXXX.  FC delay for XXXXXXX and loss mit.  FC closed XX/X/XXXX.

BANKRUPTCY: No BK activity found.

PROPERTY: Unable to verify property occupancy from comments. No damages noted.
437339103	3/10/2022	3/28/2022	DELQ	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	IN	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Borrower advised June XXXX that payment is unaffordable on $XXXX/mo SSI with health issues and expenses for medical bills and car repairs. Repay plan completed Jan-April XXXX and account remained current through Dec XXXX, hardship due to loss of part time job. FB approved Jan-Mar XXXX. Borrower resumed payments in Mar XXXX and remains chronic delinquent due to reduced work hours. Last contact X/XX/XXXX, borrower is waiting for tax refund to fully reinstate.

REASON FOR DEFAULT: Borrower illness, XXXXX income curtailment

MODIFICATION: NON-HAMP, first pay due X/XX/XXXX, modified balance $XX,XXX.XX at X.XXX% for XX years, modified P&I $XXX.XX, matures X/XX/XXXX. $XX,XXX.XX deferred balance is not eligible for forgiveness.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Property is owner occupied.  No property issues noted.

437339104	4/27/2022	4/8/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	IN	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Borrower had an NSF payments in X/XXXX and X/XXXX but declined a repay plan and made a lump sum reinstatement in X/XXXX. Borrower accepted a X-month repay plan in XX/XXXX, but requested a plan extension in XX/XXXX due to home repairs. Plan was cancelled for non-payment in XX/XXXX. Borrower made phone payments in X/XXXX, X/XXXX and X/XXXX, but requested a XXXXX forbearance plan in X/XXXX. Servicer approved a X-month forbearance plan, but borrower requested assistance with the arrears in X/XXXX. Borrower was advised to apply for assistance, but borrower began making monthly payments, and also made double payments some months, until reinstatement in X/XXXX; borrower has since remained current. Borrower made phone payments most months. Borrower applied for XXXXX assistance, and servicer completed a one-month deferral in XX/XXXX. Borrower called about a payment increase after an escrow shortage in X/XXXX, and was advised to change insurance providers to lower the payment. Last contact was X/XX/XXXX; borrower confirmed an approved escrow shortage spread.

REASON FOR DEFAULT:  XXXX: Borrower on fixed income with no medical insurance; had medical expenses from eye surgery, paid for sister's funeral, replaced garbage disposal. XXXX: XXXXX impact-income was delayed

MODIFICATION: Loan has been modified X times, most recently in XXXX. NON-HAMP, first pay due X/XX/XXXX, modified balance $XX,XXX.XX at X.XXX% for XX years, modified P&I $XXX.XX, matures X/XX/XXXX. Deferred amount $XXX.XX which is not eligible for forgiveness based on borrower performance. Modification also signed in X/XXXX and X/XXXX.

FORECLOSURE:  No FC activity found

BANKRUPTCY:  No BK activity found

PROPERTY: Owner occupied. No mention of property condition.
437339114	4/23/2022	3/29/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	IL	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Infrequent contact over the past three years; no requests for payment assistance. Borrower discussed available workout options in X/XXXX, and made a phone payment in XX/XXXX. Phone payment in X/XXXX and XX/XXXX. Servicer offered a repay plan in X/XXXX, borrower declined. Borrower reinstated in X/XXXX, and made a phone payment in XX/XXXX. No further contact.

REASON FOR DEFAULT:  XXXX: unemployment. XXXX: car totaled and had to buy a new one, home repairs on two properties. XXXX: unknown

MODIFICATION: Loan has been modified X time, in XXXX. STEP, first pay due X/XX/XXXX, modified balance $XXX,XXX.XX at X.X% for XX years, modified P&I $XXX, matures X/XX/XXXX.  Deferred balance iao $XX,XXX.XX is not eligible for forgiveness.

FORECLOSURE:  No FC activity found

BANKRUPTCY:  No BK activity found

PROPERTY: Owner occupied. No mention of property condition.
437339115	5/1/2022	4/12/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	KS	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Cease and desist submitted in X/XXXX. A modification was denied in X/XXXX for insufficient income. Servicer offered a trial mod plan in X/XXXX that was initially denied in X/XXXX as borrower didn't return a signed agreement. Borrower made the trial plan payments, and modification was completed in XX/XXXX to settle the foreclosure lawsuit. Borrower updated contact information in X/XXXX. No further contact.

REASON FOR DEFAULT:  Unknown

MODIFICATION: Loan has been modified X times, most recently in XXXX. NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $X,XXX.XX, matures XX/X/XXXX. No deferred amounts noted. Also modified in X/XXXX.

FORECLOSURE:  Referred X/XX/XXXX. Petition filed X/XX/XXXX. Service completed X/XX/XXXX. Case was contested XX/XX/XXXX; defendant filed an answer with affirmative defenses. XXXXX moratorium hold X/XX/XXXX. Modification was completed in XX/XXXX to settle the lawsuit. Motion to dismiss filed XX/XX/XXXX, granted X/X/XXXX.

BANKRUPTCY:  No BK activity found

PROPERTY: Owner occupied. No mention of property condition.
437339117	5/1/2022	4/4/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	MS	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Contact history begins X/XXXX. Borrower inquired about payment change in X/XXXX, and was advised that it was due to escrow; borrower did not agree with how much the payment changed and was advised to send a written request. Borrower called in on X/X/XX upset that the payment was sent back to her and was advised that since the NOI had been sent that she needed to send the full reinstatement amount. Borrower was able to bring the loan current in X/XXXX but fell behind shortly after. Pre-FC loss mit letter was sent on X/XX/XX and borrower brought the loan current again in X/XXXX but fell behind shortly after. Repayment plan was set up on X/XX/XX for X payments ending X/XX/XX; extended to X/X/XX; completed. Borrower requested loss mit assistance on XX/XX/XX stating that she was out of work due to XXXXX-XX; repayment plan was added ending on X/X/XX; appears to have extended to X/X/XX. Borrower stated in X/XXXX that she was able to borrower funds to reinstate the loan but would need the FB extended. Borrower submitted loss mit package in XX/XXXX but incomplete; needed to submit hardship letter. Last contact was in XX/XXXX, borrower stated that she made a big payment in July to reinstate the loan and paid up until September; borrower was advised loan was due to September/October payments. Pre-FC loss mit letter was sent on XX/XX/XX. Loan was brought current in X/XXXX.

REASON FOR DEFAULT: Curtailment of income  due to XXXXX-XX, illness.

MODIFICATION: NON-HAMP STEP first pay due X/X/XXXX, modified balance $XX,XXX at X% for X years, modified IO payment $XX, matures XXXX. Deferred balance iao $X,XXX of which $X is eligible for forgiveness.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found. Property appears to be owner occupied.

437339118	5/1/2022	4/25/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	NC	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Last borrower contact XX/XX/XXXX when borrower set up a payment to post XX/XX/XXXX. No RFD provided at the time for slow payment. Loss Mit was last active X/XXXX when borrower was on a X month repayment plan that started X/XX/XXXX and ended X/XX/XXXX when Xnd payment posted. Borrower had X previous plans started.

REASON FOR DEFAULT: RFD was last noted on X/X/XXXX as curtailment of income. Previous RFD was noted in X/XXXX as loss of income due to XXXXX-XX.

MODIFICATION: STEP NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX at X.XXX% for X years, modified P&I $XXX, matures X/X/XXXX. Deferred balance iao $XX,XXX is not eligible for forgiveness.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Current property occupancy status was last noted on X/XX/XXXX as owner occupied. Property condition was not provided.

437339119	4/1/2022	3/30/2022	DELQ	XXXXX	XXXXX	No	XXXXX	XXXXX	NC	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Last borrower contact was on X/XX/XXXX when RFD was provided for slow payment and work out options were discussed. Loss Mit was last active X/XX/XXXX when a X month repayment plan was offered. There were X prior plans offered in past XX months. Loan was prior modified XX/XXXX.

REASON FOR DEFAULT: Last RFD was noted on X/XX/XXXX as borrower was paid late causing inability to make payment on time. RFD was noted on X/X/XXXX as excessive obligations and previously on X/XX/XXXX as curtailment of income due to XXXXX-XX XXXXX.

MODIFICATION: STEP NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX at X.XX% for X years, modified P&I $XXX, matures X/X/XXXX. Deferred balance iao $X,XXX is not eligible for forgiveness.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Current property occupancy status was noted on X/X/XXXX as owner occupied.  Property condition was not provided.

437339120	5/1/2022	4/9/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	NJ	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: X/X/XXXX borrower called because payment amount had changed. Borrower unresponsive to collection efforts until XX/XX/XXXX, thought they had made payment. RFD was payment adjustment. X/XX/XXXX unable to make payment due to income affected because of XXXXX. X month XXXXX FB approved ending X/XXXX. Incomplete loss mitigation package received X/XX/XXXX. XX/XX/XXXX servicer returned $X,XXX.XX as insufficient to reinstate. XX/XX/XXXX borrower called to inquire why funds were returned. X/XX/XXXX borrower back to work and able to resume payments but needed assistance with past due amount. XXXXX deferral approved for X payments approved. X/XX/XXXX borrower called stated hardship had returned and requesting loss mitigation. Borrower did not submit complete loss mitigation package. X/XX/XXXX servicer returned $X,XXX.XX, insufficient to reinstate. X/XX/XXXX borrower called for loss mitigation options. Additional XXXXX deferral approved for X months and boarded X/XX/XXXX. X/XX/XXXX borrower called for status. Last contact X/X/XXXX, making payment.

REASON FOR DEFAULT:   X/XX/XXXX, income reduction due to XXXXX.   X/XX/XXXX RFD, unemployment.

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X.XX% for X years, modified P&I $XXX.XX, matures XX/X/XXXX.  Deferred balance iao $XX,XXX.XX /is not eligible for forgiveness.

FORECLOSURE:  Referred to attorney X/XX/XXXX.  Foreclosure closed after deferral boarded in X/XXXX.

BANKRUPTCY: No BK activity found.

PROPERTY:   Unable to confirm current occupancy.  Originated as owner occupied.

437339130	5/1/2022	4/15/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	MA	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Contact history begins X/XXXX. Co-borrower called in X/XXXXX to schedule a payment and stated that they had a death in the family; loss mit was discussed. Co-borrower also stated in X/XXXX that RFD was due to illness of primaryborrower and that they had a medical emergency; also stated later on that tenants moved out of the property for X families. Borrower called in on X/XX/XX stating that he has been helping his mom with the bills and that his daughter pays all his bills. Borrowers have been impacted by the XXXXX and were approved for FB ending on X/X/XX. Borrower stated on X/XX/XX that he did not want to apply for a mod; stated on X/X/XX that he was going back to work but not sure when he could start paying again. FB extended to X/X/XX. Deferral was also approved effective X/XXXX for XX payments, with deferred interest totaling $XX,XXX. Payment was returned in XX/XXXX due to nsf however, borrower was able to replace the payment. Last contact was in X/XXXX, borrower called to schedule a payment. Loan is current.

REASON FOR DEFAULT: Unemployment due to XXXXX-XX, curtailment of income, medical emergency, death in the family.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X.XXX% for XX years, modified P&I $XXX, matures/expires XXXX. Deferred balance iao $XX,XXX of which $X is eligible for forgiveness.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found. Property appears to be owner occupied however comments reference tenants.  Unable to determine if tenants live in this property. Occupancy unknown.

TITLE ISSUES: Delinquent water/sewer lien was identified in X/XXXX. Payment was made iao $X,XXX and it was confirmed on X/XX/XXXX that the payment reached the tax office and lien redeemed. Water/Sewer lien was also identified in X/XXXX  iao $X,XXX. It was confirmed on X/XX/XXXX that all taxes are paid current with no prior year delinquency on the parcel.

437339132	5/1/2022	4/1/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	WI	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: There is little borrower contact throughout XXXX delinquency, hardship due to excessive obligations, single income. Borrower was laid off in XXXX due to XXXXX but declined loss mitigation until request for assistance Jan XXXX. FB approved Feb-Mar XXXX, application submitted May XXXX and account remains current since deferral. Last contact X/XX/XXXX.

REASON FOR DEFAULT: Income curtailment, excessive obligations

MODIFICATION: Per seller loan was modified X/X/XXXX, copy is missing.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Property is owner occupied.  No property issues noted.

437339140	5/1/2022	4/15/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	GA	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Borrower made a phone payment in X/XXXX, and noted a temporary hardship in X/XXXX. Servicer had monthly contact with servicer during phone payments through reinstatement in XX/XXXX. Hardship continued into X/XXXX, and borrower reported a XXXXX impact in X/XXXX. Servicer approved a X-month repay plan, which borrower completed, but loan didn't reinstate. Servicer approved a X-month XXXXX forbearance plan in X/XXXX. Plan was extended an additional six months after borrower noted hardship was ongoing and requested plan extensions. Borrower confirmed ability to resume payments in X/XXXX, and servicer completed a X-month deferral to reinstate the account. No contact until borrower made a phone payment in X/XXXX. Borrower applied for additional XXXXX assistance in X/XXXX, but package was incomplete. Borrower reinstated in X/XXXX through phone pay. Last contact was a phone payment in X/XXXX.

REASON FOR DEFAULT:  XXXX: medical bills, family death. XXXX: medical bills, XXXXX Impact-reduced income. XXXX: XXXXX impact, son medical expenses

MODIFICATION: Loan has been modified X times, most recently in XXXX. NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XX% for XX years, modified P&I $XXX.XX, matures X/X/XXXX. No deferred amounts noted. Modifications also completed in XXXX and XXXX.

FORECLOSURE:  No FC activity found

BANKRUPTCY:  No BK activity found

PROPERTY: Owner occupied. No mention of property condition.
437339142	5/1/2022	4/14/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	VA	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Borrower has struggled to maintain current payments over the last X years. Comments indicate he is a S/E realtor and business has been slow. He also owns several rental properties which have incurred unexpected expenses. Borrower agreed to XX month repayment plan beginning X/XXXX and defaulted. He received a XXXXX forbearance from X/XXXX to X/XXXX and ultimately deferred XX months of payments. Servicer brought loan current X/XXXX and borrower has made the first X payments since the extension processed. RFD include business slowdown, income curtailment and excessive obligations. Last borrower contact was X/X/XXXX when borrower indicated he would no longer need assistance.

REASON FOR DEFAULT: Income curtailment, excessive obligations, tenants not paying

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X%, modified P&I $XXXX.XX.  No maturity date provided in mod document.  No deferred balance noted.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Unable to verify property occupancy from comments. Seller data indicates property is owner occupied. Comments reference tenants not paying. Unable to determine if tenants live in this property. Occupancy unknown. No damages noted.
437339144	5/1/2022	4/13/2022	CURR	XXXXX	XXXXX	Yes	XXXXX	XXXXX	CA	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Borrower completed a trial plan approved by prior servicer in June XXXX, hardship and financials are not noted. Account was performing post-mod until request for XXXXX assistance, FB approved April XXXX was extended through May XXXX due to continued loss of income. Borrower advised X/X/XXXX that hardship was resolved. Account is XxXX since deferral due to NSF return Nov XXXX was not replaced by end of month. Authorized spouse called XX/X/XXXX to reinstate and advise that borrower has passed away, no further contact noted.

REASON FOR DEFAULT: Income curtailment, death of borrower

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXXX.XX, matures X/X/XXXX, $X deferred balance.

FORECLOSURE: FC initiated prior to review period was dismissed after July XXXX modification.

BANKRUPTCY: No BK activity found

PROPERTY: Property is owner occupied.  No property issues noted.

437339145	5/1/2022	4/8/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	CA	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: X/XX/XXXX both borrower's income affected by XXXXX, he is a custodian with no pay, she is a XXXXXX. Inquired about loss mitigation available. X/XX/XXXX borrower interested in refinancing to combine first and Xnd. Borrower submitted incomplete loss mitigation package on X/XX/XXXX. Borrower never submitted missing documents. XXXXX FB approved for X months ending XX/X/XXXX Incomplete loss mitigation package received XX/X/XXXX. Complete package received X/XX/XXXX. X/X/XXXX XXXXX FB extended to X/X/XXXX. X/XXX/XXXX complete loss mitigation package received. XXXXX FB extended to X/X/XXXX. X/X/XXXX complete loss mitigation package received. XXXXX FB extended to X/X/XXXX. Last contact with borrower was X/X/XXXX, making payment. Borrower never applied for an extension, just XXXXX FB and continued to make payments on a fairly regular basis.
REASON FOR DEFAULT:   RFD has always related to unemployment and hours reduced due to XXXXX.  Both borrowers work in school industry.
MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XXX%, modified P&I $X,XXX.XX matures X/X/XXXX.  No deferred balance.
FORECLOSURE: No FC activity found
BANKRUPTCY: No BK activity found.
PROPERTY:   Unable to confirm current occupancy.  Loan originated as owner occupied.

437339146	5/1/2022	4/6/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	NV	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: A modification was completed, effective X/XXXX. Loan transferred servicing that month, and servicer continued to accept trial payments. Modification was applied to the system in XX/XXXX. Borrower gave a promise to reinstate in XX/XXXX, funds were submitted later that month. No contact again until X/XXXX, when borrower requested an address change and submitted a PMI removal request. PMI removal was denied as LTV was above XX%.

REASON FOR DEFAULT:  Unknown

MODIFICATION: Loan has been modified X time, in XXXX. NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XXX% for XX years, modified P&I $X,XXX.XX, matures X/X/XXXX.  No deferred amounts noted.

FORECLOSURE:  No FC activity found

BANKRUPTCY:  No BK activity found

PROPERTY: Owner occupied. No mention of property condition.
437339149	5/1/2022	4/15/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	FL	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: X/X/XXXX borrower called inquiring about XXXXX assistance, no RFD. X month XXXXX FB approved. X/XX/XXXX Borrower canceled auto draft of payments until further notice. X/XX/XXXX complete loss mitigation package received. XXXXX FB approved for additional X months. X/X/XXXX borrower unemployed, also medical surgery, receiving disability. Complete loss mitigation package received X/XX/XXXX and XXXXX FB extended for an additional X months. X/XX/XXXX borrower called for options. Borrower approved for XXXXX deferral for XX months and deferral boarded X/XX/XXXX. Borrower very proactive until delinquency was resolved and has been current since. Last contact with borrower was X/XX/XXXX, making payment.

REASON FOR DEFAULT:   X/XX/XXXX RFD was illness.  X/XX/XXXX borrower not working due to medical issue.  XX/XX/XXXX borrower loss job due to illness.

MODIFICATION: NON_HAMP,  first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X%, modified P&I $X,XXX.XX, matures X/X/XXXX.  No deferred balance.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found.

PROPERTY:   Unable to confirm current occupancy.  Loan originated as owner occupied.

437339154	5/1/2022	4/27/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	CA	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Borrower's niece made a phone payment in X/XXXX, and another relative made a payment in X/XXXX. Borrower's son made the payment in X/XXXX, and notified servicer of borrower incarceration. ATP reinstated the account in X/XXXX, and monthly phone payments by ATPs continued through X/XXXX. Loan maintained a rolling XX-day delinquency for most of XXXX and XXXX, with ATPs making phone payments. Loan reinstated in X/XXXX after a double phone payment. Last contact was with borrower's son in X/XXXX during a phone payment. No phone contact with borrower.

REASON FOR DEFAULT:  Borrower incarcerated

MODIFICATION: N/A

FORECLOSURE:  No FC activity found

BANKRUPTCY:  No BK activity found

PROPERTY: Occupancy unknown. No mention of property condition.
437339157	5/1/2022	4/30/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	TX	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: X/XX/XXXX borrower called to make payment, RFD, laid off. X/X/XXXX borrower unemployed for a month due to XXXXX. XXXXX FB approved for X months, ending X/X/XXXX borrower continued to make some payments. X/XX/XXXX borrower requested XXXXX FB be cancelled. X/X/XXXX borrower made payment and promised to bring loan current in X weeks, loan was brought current in X/XXXX. Borrower continues to miss a month, then make X payments the following month to bring the loan current. XX/XX/XXXX borrower requested servicer complete a Texas low income home repair application. Numerous calls and emails as servicer did not return the form to the borrower until XX/XX/XXX. Last contact with the borrower was X/XX/XXXX making payment.

REASON FOR DEFAULT:   X/XX/XXXX RFD was unemployed.  X/X/XXXX RFD was illness.  X/X/XXXX, RFD, curtailment of income.

MODIFICATION: N/A

FORECLOSURE: No FC activity found

 BANKRUPTCY: No BK activity found.

PROPERTY:   Unable to confirm current occupancy.  Loan originated as owner occupied.   XX/XX/XXXX borrower requested servicer complete a Texas low income home repair application.   Numerous calls and emails as servicer did not return the form to the borrower until XX/XX/XXX.  Unable to determine if there is damage to the property or if repairs have been made.

437339159	5/1/2022	4/26/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	VA	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Loan was modified effective X/X/XXXX due to excessive obligations. Borrower requested loss mit assistance X/XXXX due to husband's death X/XXXX. Comments indicate she draws disability income. Servicer provided a X month XXXXX forbearance beginning X/X/XXXX which ultimately was extended to cover XX months thru X/XX/XXXX. Borrower made X payments during that time and ultimately the servicer deferred XX payments and brought loan current XX/X/XXXX. Borrower has made regular payments for the last X months and loan is current. She has been cooperative with the servicer with last contact X/XX/XXXX regarding her payment. Recent NSF X/XXXX as borrower paid from wrong account and quickly made up payment the same month.

REASON FOR DEFAULT: Income curtailment due to husband's death and disability

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XX% for XXX months, modified P&I $XXX.XX, matures/expires XX/X/XXXX.  No deferred balance noted.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Property is owner occupied per comments. No damages noted.
437339160	5/1/2022	4/15/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	CA	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Borrower completed a modification in X/XXXX, and disputed the escrow amount in X/XXXX. Servicer corrected the escrow amount after mod documents from prior servicer were received in X/XXXX. Borrower requested billing statement from loan transfer in X/XXXX to present in X/XXXX, and requested repayment assistance in XX/XXXX. Borrower declined a mod review in XX/XXXX, but applied for mod assistance in X/XXXX; review was closed for missing documents. Borrower reported a XXXXX hardship in X/XXXX and listed the property for sale. Servicer approved a X-month forbearance plan, then extended the plan several times after confirming with borrower that hardship was ongoing. Borrower notified servicer of an open insurance claim in X/XXXX, and used insurance funds to reinstate in X/XXXX. Borrower asked servicer to remove the escrow account in X/XXXX; servicer declined due to a prior modification and delinquency. Borrower listed the property in XX/XXXX, and applied for mod assistance in XX/XXXX. Application was incomplete for several months; borrower was notified modification was denied in X/XXXX.

REASON FOR DEFAULT:  XXXX: evacuated due to fires in the area, loss of income (owns a bed and breakfast on the property - a second house). XXXX: XXXXX impact-reduced income, contracted XXXXX

MODIFICATION: Loan has been modified X time, in XXXX. NON-HAMP, first pay due X/X/XXXX modified balance $X,XXX,XXX.XX at X.XXX% for XX years, modified P&I $X,XXX.XX, matures X/X/XXXX. No deferred amounts noted.

FORECLOSURE:  Timeline was not provided; loss mit hold X/XX/XXXX.

BANKRUPTCY:  No BK activity found

PROPERTY: Owner occupied. Borrower filed an insurance claim for fire/lightning damage on DOL X/XX/XXXX. Funds of $XXX,XXX.XX were received in X/XXXX. Borrower provided proof the contractors had been paid in full and repairs were completed; insurance funds were applied to reinstate the account in X/XXXX.
437339165	5/1/2022	4/13/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	MD	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: X/X/XXXX hours at work impacted due to XXXXX. X month XXXXX FB approved ending X/X/XXXX, borrower continued to make payments. Only contact with borrower has been making payments. Most times borrower would not furnish and RFD and was not interested in any loss mitigation. The XXXXX FB was granted automatically by the servicer, not requested by the borrower. Last contact was X/XX/XXXX, making payment.

REASON FOR DEFAULT:  X/X/XXXX, RFD unexpected circumstances.  X/X/XXXX hours at work impacted due to XXXXX.  XX/XX/XXXX, RFD, unexpected bills.  XX/XX/XXXX RFD, off work due to having XXXXX.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XX%, modified P&I $X,XXX.XX matures X/X/XXXX.  No deferred balance.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found.

PROPERTY:   Unable to confirm current occupancy.   Loan originated as owner occupied.

437339166	5/1/2022	4/13/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	AR	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Discussed workout options with borrower X/X/XXXX, and on XX/X/XXXX. Borrower declined repayment plan on X/X/XXXX. Servicer advised borrower they are not eligible for FB plan on XX/X/XXXX, and again on X/X/XXXX. Servicer offered XXXXX assistance on X/XX/XXXX, and advised borrower they are not eligible for FB plan. Last contact on X/XX/XXXX, borrower called to discuss payment and request receipt. Servicer advised they could email confirmation.

REASON FOR DEFAULT: Death in family X/X/XXXX, curtailment of income X/XX/XXXX, family emergency XX/X/XXXX, reduced income X/X/XXXX, reduced work hours X/X/XXXX, unemployment & work hours cut XX/XX/XXXX, spouse changed jobs X/XX/XXXX, reduction in income X/XX/XXXX, spouse out of work X/XX/XXXX.

MODIFICATION: N/A

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: X/XX/XXXX property inspection noted property as occupied, and no damage. XXXXXdisaster noted X/XX/XXXX due to AR storms. No notes regarding damages due to this storm. Wind noted on XX/X/XXXX. No date of loss or details provided. Borrower noted house flood on XX/X/XXXX and again on X/X/XXXX. No date of loss or details of damage or repairs provided.

437339169	5/1/2022	4/5/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	FL	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Last contact XX/XX/XXXX with the borrower asking questions concerning their hazard insurance. The Mod was approved when the loan transferred in XX/XXXX to the servicer with a blind stipulation Mod with no RFD provided. There was no contact with the borrower during the delinquency as the borrower was unresponsive. The loan was in foreclosure and was dismissed upon completion of the Mod in XXXX.

REASON FOR DEFAULT: The Reason for Default was not provided, listed as other in the servicer notes.

MODIFICATION: Loan has been modified most recently in XXXX. NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X.XX% for XX years, modified P&I $XXX.XX, matures XX/XX/XXXX.  Deferred balance iao $X.XX.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: No property issues noted.
437339173	5/1/2022	4/15/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	TX	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Borrower declined to discuss loss mitigation when contacted throughout XXXX delinquency, hardship due to excessive obligations. XXXXX assistance required July XXXX due to reduced work hours, FB approved Aug XXXX was extended through July XXXX due to ongoing unemployment. Borrower made some payments throughout the plan. Delinquency continued after deferral due to income disruption from job change. Last contact X/X/XXXX to reinstate account.

REASON FOR DEFAULT: Excessive obligations, income curtailment

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X.XX% for XXX months, modified P&I $XXX.XX, matures XX/X/XXXX, $X deferred balance.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Property is owner occupied.  No property issues noted.

437339175	5/1/2022	4/21/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	NY	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins X/X/XXXX. Prior loan Mod was completed X/X/XXXX; details of workout not provided. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Borrower hardship noted X/X/XXXX out of work due to injury. Borrower stated X/XX/XXXX paid for insurance; requested to be removed from escrow. Borrower stated X/XX/XXXX had eye surgery. Borrower stated X/X/XXXX was laid off. Borrower hardship again noted XX/XX/XXXX due to unemployment. Borrower inquired about payment increase X/XX/XXXX. Borrower stated X/XX/XXXX impacted by XXXXX; requested payment deferral. Special FB offered X/XX/XXXX from X/X/XXXX to X/X/XXXX. Plan extended X/XX/XXXX to X/X/XXXX; again X/XX/XXXX to XX/X/XXXX. Borrower inquired about workout options X/XX/XXXX. Plan extended X/X/XXXX through X/X/XXXX; again X/XX/XXXX through X/X/XXXX. Borrower stated X/X/XXXX work was shut down. Borrower stated X/X/XXXX able to resume payments. XX-month payment deferral completed X/X/XXXX. Last contact X/XX/XXXX to schedule payment.

REASON FOR DEFAULT: Borrower illness.  Borrower unemployment.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XXX%, modified P&I $X,XXX.XX, matures X/X/XXXX.  Deferred balance iao $X.XX; $XX,XXX.XX permanently forgiven at time of agreement.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Property is owner-occupied. XXXXXdisaster area noted X/X/XXXX; no indication property was affected.

437339177	5/1/2022	4/6/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	TX	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: X/X/XXXX borrower promised payments, which was kept. RFD was divorce. X/XX/XXXX divorced and trying to catch up. X/X/XXXX borrower advised payment would be returned as she closed the bank account due to fraud. Borrower struggling to make payments, but stays in contact with servicer and keeps promises. Last contact with borrower was X/X/XXXX making payment on-line.

REASON FOR DEFAULT:   X/X/XXXX RFD was divorce

MODIFICATION: HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X% for X years, modified P&I $XXX.XX, matures X/X/XXXX.  No deferred balance.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found.

PROPERTY:   Unable to confirm current occupancy.  Originated as owner occupied.

437339182	6/1/2022	4/27/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	FL	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: X/XX/XXXX borrower called for loss mitigation options, servicer advised would not accept payments until loss mitigation was in place. No RFD. X/XX/XXXX can not reinstated loan, but promised X payments which servicer agreed to and promise was kept. X/XX/XXXX RFD was self employed and work slow, promised X payments per month until current, made X payment and then none until XX/XXXX. X/X/XXXX borrower requested loss mitigation package. Incomplete package received X/X/XXXX, borrower never supplied missing documents. Borrower submitted multiple incomplete loss mitigation packages. Complete package not received until XX/XX/XXXX. Stip plan approved with down payment of $X,XXX.XX and X payments of $X,XXX.XX X/X/XXXX. Plan payments made and modification boarded X/X/XXXX. Last contact with borrower was X/XX/XXXX making payment.

REASON FOR DEFAULT:    Borrower is self employed truck driver and was not working and then work slow.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XXX%, modified P&I $XXX.XX, matures X/X/XXXX.  No deferred balance.

FORECLOSURE: Referred to attorney XX/X/XXXX.  Complaint filed X/XX/XXXX.  Borrower filed answer X/XX/XXXX with affirmative defenses.   Foreclosure dismissed when modification boarded.

BANKRUPTCY: No BK activity found.

PROPERTY:   Unable to confirm current occupancy.  Loan originated as owner occupied.

437339185	4/1/2022	3/23/2022	DELQ	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	MD	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins X/X/XXXX. Prior loan Mod completed X/X/XXXX; details of workout not provided. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Borrower hardship noted X/X/XXXX; was out of work. Further details provided X/XX/XXXX borrower did not work for X-months. Borrower stated XX/XX/XXXX daughter was sick; couldn't work. Borrower stated X/X/XXXX started new job. Borrower hardship restated X/XX/XXXX. Borrower stated X/XX/XXXX loss of job for X-months; returned to work XX/XXXX and working less hours. Special FB offered X/XX/XXXX starting X/X/XXXX to X/X/XXXX. Borrower inquired about workout options X/X/XXXX. Plan extended X/XX/XXXX from XX/X/XXXX to XX/X/XXXX. X-month extension offered XX/X/XXXX through X/X/XXXX. Borrower stated X/XX/XXXX working X-X hours twice a week. X-month extension offered X/XX/XXXX through X/X/XXXX. Borrower called X/X/XXXX to setup payment. Last contact X/XX/XXXX stating had death in family.

REASON FOR DEFAULT: Borrower unemployment. Curtailment of income.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X%, modified P&I $X,XXX.XX, matures X/X/XXXX.  Deferred balance iao $XXXX.XX as is categorized as other deferred amount on the modification.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Property is owner-occupied. No property damage noted.

437339186	6/1/2022	4/29/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	FL	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Mod in review from X/XXXX through X/XXXX. Many missing doc conversations and notices sent to borrower in this timeframe. Mod denied X/XXXX by investor. Borrower reinstated in X/XXXX. Last contact X/XX/XXXX; billing statement discussed.
REASON FOR DEFAULT: X/XXXX Curtailment of income.  Borrower was a XXX owner, she closed them down due to poor performance and declining revenue.  She switched professions and is now in freight delivery.
MODIFICATION: N/A
FORECLOSURE: Contested foreclosure. Referral date unknown. Judgment figure data provided X/XX/XXXX, Service completed on XX/XX/XXXX.  First Legal not obtained before for contested.  Foreclosure closed X/XX/XXXX.
BANKRUPTCY: No BK activity found.
PROPERTY: Owner occupied.  There is no BPO in the loan file.  There is an expired XXXXXcode in the servicing comments for a XXXXX.  No evidence of damage to the property.

437339187	5/1/2022	4/4/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	FL	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Borrower defaulted immediately after May XXXX due to distrust of service transfer and initially refused to speak with new servicer. Issues were resolved and payment scheduled to reinstate Oct XXXX. Account remained current until request for XXXXX assistance Dec XXXX due to multiple deaths in family. FB approved Dec XXXX was extended through May XXXX. Borrower confirmed X/XX/XXXX that hardship is resolved and remains current since deferral, last contact X/XX/XXXX to confirm next due.

REASON FOR DEFAULT: Family deaths, excessive obligations

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X.XXX% for XXX months, modified P&I $XXX.XX, matures X/X/XXXX, $X deferred balance.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Property is owner occupied.  No property issues noted.

437339189	5/1/2022	4/1/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	WV	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Borrower applied for mod assistance in X/XXXX, and servicer approved a X-month trial mod plan. Borrower made plan payments through phone pay, and modification was completed in X/XXXX. No contact again until borrower reported a XXXXX hardship through the website. Servicer approved a X-month forbearance plan. Borrower made a phone payment in X/XXXX, and gave a promise to pay in XX/XXXX. Borrower applied for additional XXXXX assistance in X/XXXX, and servicer approved another X-month forbearance plan. Servicer extended the plan another three months in X/XXXX. Borrower applied for mod assistance in X/XXXX after plan expiration. Last contact was in XX/XXXX; borrower verified mod application was complete. Servicer completed a modification in XX/XXXX, as state of WV didn't allow deferrals. Loan has since remained current.

REASON FOR DEFAULT:  XXXX: family issues, extra expenses (paid legal fee for granddaughter's case), car repairs. XXXX: on fixed income, unexpected expenses due to XXXXX

MODIFICATION: Loan has been modified X times, most recently in XXXX. NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXX.XX, matures XX/X/XXXX. No deferred amounts noted. Modifications also completed in XXXX, XXXX and XXXX.

FORECLOSURE:  No FC activity found

BANKRUPTCY:  No BK activity found

PROPERTY: Owner occupied. No mention of property condition.
437339194	4/30/2022	4/25/2022	CURR	XXXXX	XXXXX	Yes	XXXXX	XXXXX	MA	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Borrower stays in contact with servicer and keeps promises when made. Borrower inquired about XXXXX assistance X/X/XXXX and was approved for X month XXXXX FB, but asked that it be cancelled on X/XX/XXXX. Last contact with borrower was X/XX/XXXX making payment on-line.

REASON FOR DEFAULT:   RFD has always related to business being slow or unable to work due to injury.  Borrower is in car sales.   Co-borrower is deceased.

MODIFICATION: N/A

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found.

PROPERTY:   Unable to confirm current occupancy.  Loan originated as owner occupied.

437339195	5/1/2022	4/25/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	TX	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Payment dispute noted X/XXXX-X/XXXX, appears to be regarding homeowners insurance and/or escrow payment. X/XX/XXXX FB repayment plan. Plan date of X/X/XXXX for $X,XXX.XX, and X/XX/XXXX for $X/XX/XXXX. Temporary FB plan X/XX/XXXX extended outstanding payments XX days. XXXXX hardship being reviewed for assistance XX/XX/XXXX. XXXXX request sent X/X/XXXX. X/X/XXXX missing items for XXXXX assistance discussed. XX/X/XXXX work slow due to XXXXX. servicer offered XXXXX assistance and borrower said they will check. Trial escrow approved X/XX/XXXX, no details noted. Borrower not eligible for FB X/X/XXXX. Last contact X/XX/XXXX borrower called to make payment, and noted RFD was due to work hours.
REASON FOR DEFAULT: Work hours X/XX/XXXX, XXXXX shutdown reduced work hours X/XX/XXXX, unemployment X/XXXX & X/XXXX, reduction in income XX/XXXX, injury at work causing borrower to be out of work X months starting X/XXXX.
MODIFICATION: N/A
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: XXXXXdisaster noted X/XXXX due to TX storms, and XX/XX/XXXX due to tropical storm XXXXX, no property issues noted in either instance.

437339196	4/14/2022	4/25/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	MO	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins X/X/XXXX. Prior loan Mod completed X/X/XXXX; details of workout not provided. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Borrower stated X/X/XXXX unaware of delinquency. Borrower inquired X/X/XXXX about loss draft claim. Borrower stated XX/XX/XXXX confused with service transfer. Borrower stated X/XX/XXXX unemployed. Borrower stated X/XX/XXXX going through divorce. X-month FB offered X/XX/XXXX from X/XX/XXXX to X/XX/XXXX. Plan confirmed kept X/XX/XXXX. Borrower stated X/X/XXXX impacted by XXXXX; cut in income. X-month special FB offered X/XX/XXXX from X/XX/XXXX to X/XX/XXXX. Borrower stated X/XX/XXXX forgot to make payment. Last contact X/XX/XXXX borrower stated had excessive obligations; has car payment and no longer getting child support.

REASON FOR DEFAULT: Borrower unemployment.  Divorce.

MODIFICATION: Per seller data, loan was modified X/X/XXXX.  Agreement unavailable for review; unable to confirm terms.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Property is owner-occupied. Loss draft claim noted X/X/XXXX for $X,XXX.XX; date of loss X/XX/XXXX from XXXXX. Additional claim check issued X/XX/XXXX for $X,XXX.XX.  Repairs confirmed XXX% complete X/XX/XXXX.  Funds endorsed/released X/XX/XXXX.

437339198	4/30/2022	4/11/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	VA	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: X/X/XXXX borrower advised would pay extra monthly to catch up, RFD, illness, promise not kept, no payment until X/XXXX. X/X/XXXX borrower trying to get financial assistance from a family member, applying for disability. X/XX/XXXX borrower tried to pay $XXX.XX, which servicer refused as insufficient to reinstate. XX/X/XXX incomplete loss mitigation package received. Borrower never sent in loss mitigation package and requested another package X/XX/XXXX. Complete loss mitigation package was not received until XX/XX/XXXX. Stip plan approved XX/XXX/XXXX, no down payment and X payments of $XXX.XX starting X/XX/XXXX. Plan payments made and loan modification approved and sent to the borrower X/XX/XXXX. Borrower did not return documents until XX/XX/XXXX and were rejected by servicer as errors and omissions page was not returned. Complete executed documents received XX/XX/XXXX and modification boarded XX/XX/XXXX. Only contact with borrower since modification has been to make payment. Last contact X/XX/XXXX, making on-line payment.
REASON FOR DEFAULT:  X/XX/XXXX borrower on disability and had not worked for over a year.   Expecting disability settlement in X/XXXX.  X/X/XXXX borrower on disability and wife unemployed.   X/XX/XXXX borrower has no source of income.
MODIFICATION: NON-HAMP, first pay due X/XX/XXXX, modified balance $XX,XXX.XX at X%, modified P&I $XXX.XX, matures X/XX/XXXX.  No deferred balance.
FORECLOSURE:   Referred to attorney X/XX/XXXX.  X/X/XXXX borrower filed an answer.   Foreclosure dismissed when modification was boarded.
BANKRUPTCY:   BKX discharged.    Unable to determine filing date, cased number or discharge date.
PROPERTY:   Unable to confirm current occupancy.   Loan originated as owner occupied.
TITLE ISSUES:  Foreclosure attorney identified a title issue.  Subject is a mobile home, missing documentation to confirm affixed to the property.  XX/XX/XXXX, mobile home title needs to be released by XXXXX and title retired.   Attorney advised could be done post foreclosure sale, if party in question would execute documents, if not suit would need to be filed to obtain release of record with XXXXX.

437339206	4/25/2022	4/7/2022	CURR	XXXXX	XXXXX	Yes	XXXXX	XXXXX	CA	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: SII contacted servicer in X/XXXX, but was not authorized on the account until X/XXXX. SII declined a mod review, but was unable to afford a repay plan due to a large negative escrow balance. SII reinstated the account in X/XXXX and XX/XXXX. SII tried to authorized her father-in-law on the account in X/XXXX, but servicer didn't allow an ATP to authorize another ATP on the account. SII reported a XXXXX hardship in X/XXXX, and servicer approved a X-month forbearance plan. SII reinstated in XX/XXXX, but hardship was ongoing; servicer extended the FB plan through X/XXXX. SII applied for additional XXXXX assistance in X/XXXX. Servicer extended the plan through X/XXXX. SII's father-in-law offered to reinstate the account, but servicer completed a X-month deferral in X/XXXX after SII confirmed ability to resume payments. Father-in-law confirmed servicer was disbursing property taxes in X/XXXX. ATP requested property tax information and verified the maturity date in X/XXXX. No further contact.

REASON FOR DEFAULT:  Borrower is deceased. SII (borrower's daughter) inherited the property. XXXX: SII unemployment. XXXX: SII spouse unemployment due to XXXXX, health issues

MODIFICATION: N/A

FORECLOSURE:  No FC activity found

BANKRUPTCY:  No BK activity found

PROPERTY: Unknown occupancy. No mention of property condition.

OTHER: Seller current balance and current balance from PH differ by $XXX.XX. Difference partially due to payment in XX/XXXX iao $XXX.XX to principal, Unable to reconcile remainder difference of $XXX.XX.

437339210	5/1/2022	4/4/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	FL	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Borrower declined a mod review in X/XXXX; he liked the low interest rate, and low had been modified less than a year prior. Borrower was recently out of BK, and asked for a XX-month repay plan in X/XXXX. Servicer approved a X-year repay plan in X/XXXX. No contact again until borrower called with billing statement questions in X/XXXX. Repay plan completed in X/XXXX, but borrower defaulted the following month. No contact until XX/XXXX; borrower initially asked for an XX-month repay plan, but verified the due date after reinstating the account. No further contact.

REASON FOR DEFAULT:  Bankruptcy misunderstanding, unknown

MODIFICATION: Loan has been modified X time, in XXXX. STEP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XX% for XX years, modified P&I $X,XXX.XX, matures X/X/XXXX. No deferred amounts noted.

FORECLOSURE:  No FC activity found

BANKRUPTCY:  No BK activity found

PROPERTY: Owner occupied. No mention of property condition.
437339213	5/1/2022	4/13/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	MA	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Comments begin Sep XXXX with borrower inquiry about mod, hardship due to unemployment and family medical issues. Assistance denied Jan XXXX and Aug XXXX for incomplete application. Borrower advised Oct XXXX that wife had returned to work and new application submitted Nov XXXX. Trial approved iao $XXXX from Jan-June XXXX, all payments made timely and borrower continued trial payments throughout delay in mod execution while he had an attorney review the mod terms. Account is XxXX post-mod, no contact made for updated hardship. Last contact X/XX/XXXX request to remove late fee for March.

REASON FOR DEFAULT: Family medical issues, coborrower unemployment

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXXX.XX, matures XX/X/XXXX, $X deferred balance.

FORECLOSURE: Referred to attorney X/X/XXXX, title is clear. Complaint filed X/X/XXXX, service completed X/X/XXXX, judgment entered X/X/XXXX. Sale was delayed by missing AOM and title certification and then XXXXX moratorium, case dismissed after mod completion .

BANKRUPTCY: No BK activity found

PROPERTY: Property is owner occupied.  No property issues noted.

437339218	5/1/2022	4/29/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	IL	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Contact history begins X/XXXX, borrower on a trial plan. Trial plan was completed and loan was modified effective XX/X/XX. Borrower failed to perform on the mod and called in on X/XX/XX to inquire about XXXXX assistance. Borrower appears to have been approved for FB ending on X/X/XX; extended to X/X/XX. Borrower was approved for XXXXX in XX/XXXX to cover X payments only; amount expected for payout $XX,XXX. Actual amount received not provided; pay history shows $XX,XXX was applied to the loan on X/XX/XXXX which did not bring the loan current. XXXXX hardship was resolved in XX/XXXX. Authorized Xrd party, XXXXX called in on XX/X/XX to follow up on assistance and was advised that the loan had reached the maximum time of XX months. Mod review was initiated and the borrower was approved for XX payment deferral, with deferred interest totaling $XX,XXX. Last contact was in X/XXXX, borrower called to schedule a payment. Loan is current.
REASON FOR DEFAULT: Unemployment due to XXXXX-XX.
MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX at X.XXX% for XX years, modified P&I $X,XXX, matures/expires XXXX. Deferred balance iao $XX,XXX of which $X is eligible for forgiveness.
FORECLOSURE: File was referred to FC on X/XX/XXXX. Complaint was filed on X/XX/XXXX and service completed X/XX/XXXX. FC stopped in XX/XXXX due to modification. Motion to dismiss FC was granted on X/XX/XXXX.
BANKRUPTCY: No BK activity found.
PROPERTY: No property issues found. Property verified as owner occupied in XX/XXXX.

437339222	5/1/2022	4/6/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	TX	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower. Skip trace efforts noted X/XX/XXXX. Servicer notes X-month Stip to Mod approved X/XX/XXXX. Servicer notes plan broken XX/XX/XXXX; plan not paid. Servicer reviewed failed FB with borrower XX/XX/XXXX; borrower stated confused based on service transfer. X-month Stip to mod offered XX/X/XXXX with payments of $X,XXX.XX from XX/X/XXXX to XX/X/XXXX. Borrower stated XX/XX/XXXX divorced in XXXX and home obtained in divorce. Borrower requested repayment plan X/XX/XXXX. Borrower stated X/X/XXXX impacted by XXXXX; had loss of income. X-month special FB offered X/XX/XXXX from X/X/XXXX to X/X/XXXX. Plan confirmed kept X/XX/XXXX. Borrower advised of possible reinstatement X/X/XXXX. Borrower inquired about Mod workout X/XX/XXXX. Borrower requested Mod workout packet X/XX/XXXX. X-month Stip to Mod approved X/X/XXXX from X/X/XXXX to XX/X/XXXX for $X,XXX.XX. Loan was modified X/X/XXXX. Borrower inquired bout credit reporting X/X/XXXX. Last borrower contact X/X/XXXX.

REASON FOR DEFAULT: Curtailment of income. Divorce.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X%, modified P&I $X,XXX.XX, matures X/X/XXXX.  Deferred balance iao $X.XX.

FORECLOSURE: Loan noted to be in FC at start of history; referral sent XX/XX/XXXX.  Loss mitigation hold placed X/XX/XXXX which was lifted XX/XX/XXXX. Loss mitigation hold again placed XX/X/XXXX which was resumed X/XX/XXXX.  Legal notes X/X/XXXX prior FC dismissed; FC restarted X/XX/XXXX.  XXXXX-XX FC hold placed X/XX/XXXX. Loss mitigation hold placed X/XX/XXXX.  FC action closed/billed after Mod workout booked X/X/XXXX.

BANKRUPTCY: Prior BKXX dismissed X/XX/XXXX; details of filing not provided.

PROPERTY: Property is owner-occupied. XXXXXdisaster area noted X/XX/XXXX; no indication property was affected.

437339224	5/1/2022	4/26/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	NY	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Contact history starts on XX/XX/XXXX. Appears borrower was in active trial mod at start of contact history, approved for in flight stip mod as of XX/XX/XXXX, trial payments completed and mod completed as of XX/XX/XXXX. No other loss mit activity noted. XX/XX/XXXX co-borrower called to follow up on payment reversal, no other details provided. Last contact on X/X/XXXX borrower initiated contact via web chat to ask about certified letters they received. Servicer advised they are mandated by state law.
REASON FOR DEFAULT: Pay schedule
MODIFICATION: NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX at X.XX%, modified P&I $X,XXX, matures XX/XX/XXXX.  No deferred balance noted.
FORECLOSURE: Loan referred to FC on XX/XX/XXXX, complaint filed on XX/XX/XXXX, service completed on XX/XX/XXXX, FC placed on hold for loss mit in XX/XXXX, FC closed on XX/XX/XXXX with completion of mod, motion to dismiss FC filed on XX/XX/XXXX, granted on XX/XX/XXXX
BANKRUPTCY: No BK activity found.
PROPERTY: Owner occupied as of XX/XX/XXXX. Property designated as part of XXXXXdisaster area in XX/XXXX for XXXXX XXXXX and for XXXXX XXXXX in XX/XXXX, no property damage noted in either instance. No other property issues noted.
437339225	5/1/2022	4/1/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	NY	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Borrower provided HOI coverage information in XX/XXXX, and expressed interest in a DIL offer made during the contested foreclosure action. Second lien was unwilling to negotiate for less than XX% of UPB, DIL was declined. Borrower applied for mod assistance in X/XXXX, but declined a trial mod plan in X/XXXX, stating payments were too high. Borrower reapplied for mod assistance in X/XXXX, and servicer approved another X-month trial plan. Borrower accepted the plan, but asked servicer to lower the trial payment amount in X/XXXX; servicer declined. Borrower made trial payments through phone pay. Modification was completed in X/XXXX. Borrower asked about credit reporting in X/XXXX, and confirmed escrow payment amount in X/XXXX. Borrower asked servicer to report she was current during the trial plan in X/XXXX; servicer declined as reporting would be contractually incorrect. Borrower asked servicer to change her last name on the account in X/XXXX and X/XXXX due to divorce. Servicer sent a letter to borrower in X/XXXX to resolve a dispute; credit reporting was adjusted from XX/XXXX to X/XXXX to reflect loan was current.

REASON FOR DEFAULT:  Reduced income, tenant didn't pay rent

MODIFICATION: Loan has been modified X times, most recently in XXXX. NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X% for XX years, modified P&I $X,XXX.XX, matures X/X/XXXX.  Deferred balance iao $XX,XXX.XX is not eligible for forgiveness. Modifications were also completed in XXXX, XXXX, and XXXX. The XXXX mod was never recorded, so the XXXX mod recording was rejected in X/XXXX.

FORECLOSURE:  Referred X/XX/XXXX. Complaint filed X/X/XXXX. Service completed X/XX/XXXX. Affirmation in opposition to MSJ filed X/XX/XXXX; case was contested. Order of reference sent X/XX/XXXX. MSJ granted XX/XX/XXXX; contested issue resolved. AOM delays. XXXXX moratorium hold X/XX/XXXX. Loss mit hold X/XX/XXXX. Modification was completed in X/XXXX. Motion to dismiss filed X/XX/XXXX, granted X/XX/XXXX.

BANKRUPTCY:  No BK activity found

PROPERTY: Comments on X/XX/XXXX and XX/XX/XXXX reference that the prop that the property is tenant occupied. No mention of property condition.
437339228	5/1/2022	4/1/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	FL	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Loan in BK at beginning of review period. FC referred in XXXX, and resolved with modification. Borrower contacted servicer regularly regarding temp mod in XXXX, completed mod in XX/XXXX, and most recently has been in contact regarding XXXXX damage and efforts to repair property. Last contact X/X/XXXX, borrower called in to make payment.

REASON FOR DEFAULT: Hardship X/X/XXXX.

MODIFICATION: NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXX.XX, matures/expires XX/X/XXXX.  Deferred balance iao $X.

FORECLOSURE: FC referred to attorney X/XX/XXXX. Judgment data sent to attorney XX/X/XXXX.Judgment hearing cancelled and fc placed on hold X/XX/XXXX. Court delay noted for motion to sub plaintiff X/XX/XXXX. FC sales cannot proceed due to XXXXX hold as of X/X/XXXX. FC on hold for judges determination (XXXXX) X/XX/XXXX. FC still on hold for judge delay XX/X/XXXX, FC dismissed XX/X/XXXX due to loan mod.

BANKRUPTCY: BK XX filed X/XX/XXXX, dismissed on X/X/XXXX.

PROPERTY: Borrower called X/XX/XXXX notes they had been through XXXXX. Servicer noted property in XXXXXdisaster zone due to XXXXX Sally X/XX/XXXX. April and May XXXX notes reflect claim filed for XXXXX, DOL noted as X/X/XXXX or left blank. Damage noted to be significant at over XX%. Check for $XXX,XXX.XX  sent to borrower and servicer for repairs and separate check for $XX,XXX.XX for public adjuster fees. Initial draw iao $XX,XXX.XX. Repairs noted debris removal, general demo, roof, fencing, drywall, paint, trim work, cleaning on X/X/XXXX. Borrower noted has everything lined up to finish repairs. X/XX/XXXX, repairs at XX%. Repairs in progress as of XX/X/XXXX, and final disbursement noted on XX/XX/XXXX for $XX,XXX.XX. UTD if repairs are complete. Property inspections in loan file note property occupied.

437339230	6/1/2022	4/28/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	WI	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Provided history starts in X/XXXX. XX/XXXX Account is being skip traced. Borrower has not been responsive with several recent unsuccessful attempts at communication recorded. Pay history shows payments are being made sporadically. No loss mit activity noted. The most recent contact was on X/XX/XXXX to make a phone payment.

REASON FOR DEFAULT: None provided.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX at a fixed X%, modified P&I $XXX, matures X/X/XXXX. Mod does not include any deferred amounts or PRA.

FORECLOSURE: No FC activity found.

BANKRUPTCY: Account is dismissed from BK on X/XX/XXXX (case#, filing date, and other details not found).

PROPERTY: Per seller data original occupancy is primary. No recent notes found specifying current occupancy.

437339241	5/1/2022	3/30/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	WI	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Comments begin Sep XXXX. Borrower inquired about mod status XX/XX/XXXX, none were received from prior servicer. New application submitted XX/XX/XXXX, denied X/XX/XXXX for incomplete docs. Borrower requested sale extension X/XX/XXXX and was advised it was too late to reapply. Full reinstatement of $XXK was made Feb XXXX, source of funds is not noted. Borrower defaulted immediately due to XXXXX unemployment, FB approved April XXXX was extended through Sep XXXX for continued income curtailment, coborrower is a XXXXXX with reduced work hours. Request for extension denied Oct XXXX due to maximum term reached. Account was rolling XX-delinquent after deferral until cured Mar XXXX due to borrower out of work for XXXXX, last contact X/XX/XXXX.
REASON FOR DEFAULT: XXXXX income curtailment
MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X.XX% for XX years, modified P&I $XXXX.XX, matures XX/X/XXXX, $X deferred balance.
FORECLOSURE: Referred to attorney X/X/XXXX, title is clear. Complaint filed XX/XX/XXXX, judgment entered X/XX/XXXX, pre-sale redemption expired X/XX/XXXX, sale set for X/XX/XXXX, case dismissed after reinstatement.
BANKRUPTCY: No BK activity found
PROPERTY: Property is owner occupied.  No property issues noted.

437339244	5/1/2022	4/14/2022	CURR	XXXXX	XXXXX	Yes	XXXXX	XXXXX	MO	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Comments begin Sep XXXX, servicer unable to make contact until granddaughter advised XX/XX/XXXX that her sister is the beneficiary but she is the occupant and wants to keep property, she has been giving monthly payment to sister and was not aware that account was delinquent. SII transfer was confirmed X/X/XXXX, mod denied twice for missing docs until complete package was submitted XXX/X/XXXX. Trial approved iao $XXX.XX from Jan-June XXXX, all trial and post-mod payments have been made timely. Last contact X/X/XXXX to confirm requirements for doc execution.

REASON FOR DEFAULT: Borrower is deceased X/XX/XXXX. SII RFD: income curtailment

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X% for XX years, modified P&I $XXX.XX, matures X/X/XXXX, $X deferred balance.

FORECLOSURE: Referred to attorney X/XX/XXXX, title is clear, re-start requested Sep XXXX. First legal filed X/XX/XXXX, sale X/XX/XXXX was postponed due to XXXXX moratorium, case dismissed after modification.

BANKRUPTCY: No BK activity found

PROPERTY: Property is owner occupied.  No property issues noted.

437339257	5/1/2022	4/15/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	NJ	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: XX/XXXX Account is discharged from BK. XX/XXXX Borrower is interested in a mod, they are advised FC is too far along. XX/X/XXXX Borrower refiles for BK. X/XXXX A stip to mod is approved. X/XXXX Final mod is denied due to borrower never filing for BK approval. X/XXXX Another stip to mod is approved. X/XXXX Final mod is implemented. The most recent contact was on XX/XX/XXXX with mod process being discussed.

REASON FOR DEFAULT: XX/XXXX Curtailment of income.

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX at a fixed X%, modified P&I $X,XXX, matures XX/X/XXXX. Mod does not include any deferred amounts or PRA.

FORECLOSURE: Account is in FC when the history starts in X/XXXX with an active BK hold. Reinstated via mod in X/XXXX.

BANKRUPTCY: X BK’s filed in X years, most recent was a BKXX filed in XX/X/XXXX that was dismissed X/XX/XXXX.

PROPERTY: Per seller data original occupancy is primary. No recent notes found specifying current occupancy.

437339264	6/1/2022	4/19/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	PA	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Contact history begins X/XXXX. Borrower called in X/XXXX about a missing payment; task was opened to locate payment. Last contact was on X/X/XX, borrower called in again about the missing payment and was advised unable to locate; no further details. Loan is current.

REASON FOR DEFAULT: Appears to be unemployment.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX at X.XXX% for XX years, modified P&I $XXX, matures/expires XXXX. Deferred balance iao $X of which $X is eligible for forgiveness.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found. Property appears to be owner occupied.
437339272	5/1/2022	4/22/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	PA	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Contact history begins X/XXXX. Borrower was approved for X month trial plan, effective X/X/XX. Trial plan was completed and was offered a mod but it does not appear that the agreement was returned. it appears that the borrower was offered a mod in X/XXXX, with first payment due XX/X/XX and mod payment of $XXX but plan was closed on X/XXXX due to non-performance. Borrower called in X/XXXX stating that he received the mod package but wanted to know if there was another way and was advised of reinstatement or repayment plan. Reinstatement funds received in X/XXXX. Last contact was in X/XXXX, borrower scheduled a payment. Loan is current.

REASON FOR DEFAULT: Curtailment of income due to XXXXX-XX.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX at X.XXX% for XX years, modified P&I $XXX, matures/expires XXXX. Deferred balance iao $X of which $X is eligible for forgiveness.

FORECLOSURE: File was referred to FC on XX/X/XXXX. Complaint was filed on XX/XX/XXXX and service completed X/XX/XXXX. FC sale date was scheduled for X/XX/XXXX. FC stopped in X/XXXX due to reinstatement and dismissed X/X/XXXX.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found. Property verified as owner occupied in X/XXXX.

437339280	5/1/2022	4/8/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	MN	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Provided history starts in X/XXXX. XX/XXXX Borrower reports they have been impacted by XXXXX-XX and requests assistance, no notes found showing any workouts were set up. X/XXXX Borrower is not affected by XXXXX-XX, but is interested in a mod. Borrower has been cooperative with fairly regular communication. The most recent contact was on X/X/XXXX to make a phone payment.

REASON FOR DEFAULT: XX/XXXX Computer issues. XX/XXXX waiting on SS check. . X/XXXX Marital difficulties. XX/XXXX XXXXX. X/XXXX Curtailment of income. X/XXXX Divorce.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at a fixed X.XXX%, modified P&I $XXX, matures X/X/XXXX. Deferred balance IAO $XX,XXX is not eligible for forgiveness. Mod does not include any PRA.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Per seller data original occupancy is primary. No recent notes found specifying current occupancy.

437339286	5/1/2022	4/8/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	NJ	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: X/XXXX Payments are being made under a stip agreement. XX/XXXX Final mod is completed, no RFD is given. X/XXXX Borrower reports they have been impacted by XXXXX-XX, a repayment plan is set up. A XXXXX deferral is completed at the end of the plan in X/XXXX. Recently the borrower has not been responsive with no communication regarding the multiple missed payments in XXXX. The most recent contact was on X/X/XXXX to make a phone payment.

REASON FOR DEFAULT: X/XXXX XXXXX-XX. X/XXXX Work shut down due to XXXXX.

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX at a fixed X.XX%, modified P&I $X,XXX, matures XX/X/XXXX. Mod does not include any deferred amounts or PRA.

FORECLOSURE: Account is referred to FC in X/XXXX, a loss mit hold is active. Reinstated via a mod in XX/XXXX .

BANKRUPTCY: No BK activity found.

PROPERTY: Per seller data original occupancy is primary. No recent notes found specifying current occupancy.

437339287	5/1/2022	4/15/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	MA	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Borrower was on an active trial mod plan in X/XXXX. Modification was completed in XX/XXXX; borrower defaulted the following month. Borrower verified servicer payment receipt in X/XXXX, and made a phone payment in X/XXXX. Borrower asked about a repay option in X/XXXX, but didn't provide financials. No contact again until X/XXXX, when borrower confirmed income was improving; borrower requested a repay plan. Servicer approved a X-month repay plan, and extended the plan in XX/XXXX as loan had not reinstated. Borrower made plan payments through phone pay or through the IVR system. Plan was finished in X/XXXX. No further contact.

REASON FOR DEFAULT:  reduced income (borrower works as a contractor)

MODIFICATION: Loan has been modified X time, in XXXX. NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X.XXX% for XX years, modified P&I $XXX.XX, matures X/X/XXXX.  No deferred amounts noted.

FORECLOSURE:  No FC activity found

BANKRUPTCY:  No BK activity found

PROPERTY: Owner occupied. No mention of property condition.
437339289	5/1/2022	4/29/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	IL	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: X/XXXX Payments are being made under a repayment plan. XX/XXXX Plan is broken. XX/XXXX Borrower is interested in a mod, docs are submitted. XX/XXXX A stip to mod is approved. X/XXXX Final mod is implemented. X/XXXX Borrower requests a rate reduction. No recent significant activity was found. The most recent contact was on X/XX/XXXX to make a phone payment.

REASON FOR DEFAULT: XX/XXXX Curtailment of income. X/XXXX Borrower was temporarily laid off.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at a fixed X%, modified P&I $X,XXX, matures X/X/XXXX. Mod does not include any deferred amounts or PRA.

FORECLOSURE: Account is referred to FC in X/XXXX, a loss mit hold is active. Reinstated via a mod in X/XXXX .

BANKRUPTCY: No BK activity found.

PROPERTY: Per seller data original occupancy is primary. No recent notes found specifying current occupancy.

437339293	5/1/2022	4/1/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	DE	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicing comments begin X/X/XXXX. No contact with borrower other than making payments until X/XX/XXXX, inquiring about XXXXX assistance, no RFD provided. X/XX/XXXX inquired about XXXXX assistance, income impacted. Borrower approved for X month XXXXX FB. X/X/XXXX borrower's income reduced due to XXXXX. XXXXX FB extended to end X/X/XXXX. X/XX/XXXX door knock as borrower not responding to collection calls. X/X/XXXX complete loss mitigation package received. XXXXX FB extended, ending XX/X/XXXX. X/XX/XXXX borrower advised via website ready to resume payments, but need assistance with past due amount. XXXXX deferral boarded X/XX/XXXX for XX months. X/XX/XXXX borrower disputing credit reporting. Last contact X/X/XXXX, making on-line payment. Borrower unresponsive to most collection efforts.

REASON FOR DEFAULT:   RFD was income reduced due to XXXXX.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XXX% for XX years, modified P&I $X,XXX.XX, matures X/X/XXXX.  Deferred balance iao $X,XXX.XX is not eligible for forgiveness.

FORECLOSURE: Prior foreclosure action dismissed when X/XXXX modification was boarded.  Unable to determine dates of foreclosure.

BANKRUPTCY: No BK activity found.

PROPERTY:  Unable to confirm current occupancy.   Loan originated as owner occupied.

437339296	4/1/2022	3/15/2022	DELQ	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	WI	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicing comments begin X/XX/XXXX. X/XX/XXXX borrower advised that a complete loss mitigation package had been sent to the prior servicer. Loss mitigation package received X/XX/XXXX. X/XX/XXXX borrower called to discuss options, had $X,XXX.XX. Borrower being reviewed for loss mitigation when borrower reinstated. XX/XX/XXXX borrower called to confirm funds had been posted and sale cancelled. X/XX/XXXX borrower unemployed and trying to catch up, X/X/XXXX borrower called for options, did not qualify for repayment plan and servicer recommended applying for modification, no package received. Borrower has never submitted a loss mitigation package and struggling to make payments, but stays in contact with servicer. Promises not always kept, but usually falls short when promises multiple payments. Last contact X/XX/XXXX, needed help with on-line access.

REASON FOR DEFAULT:   X/X/XXXX RFD, unemployment.  XX/X/XXXX laid off due to XXXXX, but back to work on XX/X/XXXX.  X/X/XXXX, work slow due to XXXXX.   X/X/XXXX borrower unemployed.    RFD has gone back and forth from hours reduced to unemployed.

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XX,XXX.XX at X.XXX% for XX years, modified P&I $XXX.XX, matures/expires X/X/XXXX.  No deferred balance.

FORECLOSURE: Referred to attorney XX/XX/XXXX.  First legal XX/XX/XXXX.    Service complete X/X/XXXX.  Judgement entered X/XX/XXXX.  Sale date set for XX/XX/XXXX.  Foreclosure dismissed when borrower reinstated in XX/XXXX.

BANKRUPTCY: No BK activity found.

PROPERTY:   Unable to confirm current occupancy.  Loan originated as owner occupied.

437339300	5/1/2022	4/5/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	IL	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Contact history begins X/XXXX. Borrower was reviewed for mod several times in XXXX; mod was cancelled in X/XXXX, X/XXXX and X/XXXX due to incomplete package received, mod was also cancelled in X/XXXX du to non-performance. Borrower was finally approved for a trial mod in XX/XXXX for X payments, ending on X/X/XX, completed the plan and received approval for a mod effective X/X/XX. Borrower called in on XX/X/XX wanting to know why the loan was still showing in loss mit and was advised that a request would be put in to have the loan updated. Last contact was in X/XXXX, Xrd party, XXXXX called for general inquiry and was advised no late payments since mod.
REASON FOR DEFAULT: Unknown.
MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX at X% for XX years, modified P&I $XXX, matures/expires XXXX. Deferred balance iao $X of which $X is eligible for forgiveness.
FORECLOSURE: File was referred to FC on X/XX/XXXX. Service completed X/XX/XXXX. Contested FC identified on X/XX/XXXX.  Contested matter referred to litigation on XX/XX/XXXX. FC stopped in X/XXXX due to modification. Contested matter was  resolved on X/XX/XXXX. FC dismissed XXX/XXXX.
BANKRUPTCY: BKX filing on X/XX/XXXX. Servicing notes indicate BK has been discharged; date not provided.
PROPERTY: No property issues found. Property verified as owner occupied in X/XXXX.

437339301	5/1/2022	4/8/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	NY	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins X/XX/XXXX. Limited contact noted with borrower. Borrower hardship noted X/XX/XXXX had medical issues and out of work. Door knock attempts noted XX/XX/XXXX. Pre-approved Mod workout offered X/XX/XXXX. Stip to Mod offered X/XX/XXXX with payments of $XXX.XX starting X/X/XXXX. Mod workout approved X/X/XXXX; borrower failed to return. Borrower requested XX/XX/XXXX to be reapproved for Mod workout. Borrower stated XX/XX/XXXX had decrease in self-employed revenue. X-month Stip to Mod offered X/XX/XXXX with payments of $XXX.XX starting X/X/XXXX. Plan confirmed kept X/XX/XXXX. Loan was modified XX/XX/XXXX. Borrower called XX/XX/XXXX to confirm status of Mod. Borrower inquired about NSF payment X/XX/XXXX. Last contact X/X/XXXX to schedule payment.

REASON FOR DEFAULT: Borrower illness.  Curtailment of income.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XX%, modified P&I $XXX.XX, matures X/X/XXXX.  Deferred balance iao $X.XX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Property is owner-occupied. XXXXXdisaster area noted XX/XX/XXXX; no indication property was affected.

437339313	6/1/2022	4/29/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	CA	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins X/XX/XXXX. Limited contact noted with borrower. Skip trace efforts noted XX/XX/XXXX. Borrower hardship stated XX/XX/XXXX; not working due to health issues; pulling money from XXXk to reinstate. Borrower stated X/XX/XXXX interested in Mod workout. Servicer confirmed receipt of borrower financials X/XX/XXXX, however incomplete. Complete Mod packet confirmed X/XX/XXXX. X-month Stip to Mod offered X/X/XXXX with payments of $X,XXX.XX through X/X/XXXX. Plan confirmed kept X/X/XXXX. Loan was modified X/XX/XXXX. Borrower inquired X/X/XXXX about online payments. No recent contact noted with borrower.

REASON FOR DEFAULT: Borrower illness. Curtailment of income.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X%, modified P&I $XXX.XX, matures X/X/XXXX.  Deferred balance iao $X.XX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Property is owner-occupied. XXXXXdisaster area noted XX/XX/XXXX; no indication property was affected.

437339315	5/1/2022	3/31/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	NY	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Stip modification offered in XX/XXXX, X/XXXX and X/XXXX each for X months. Borrower completed Stip mod offered in X//XXXX and loan modified in X/XXXX. Last contact was on XX/XX/XXXX. Borrower called in regarding payment. This is the only communication I can locate with the borrower.

REASON FOR DEFAULT: Per hardship letter in X/XXXX, borrower had medical issues and was not able to work.  In X/XXXX the borrower has a pacemaker put in his chest.  In X/XXXX he had an ablation.  He is at high risk for XXXXX.  XXXXX has impacted his ability to work.  His wife has been ill and out of work for the few years.

MODIFICATION: Loan has been modified X times, most recently in XXXX. NON-HAMP, first pay due X/X/XXXX, modified balance $ XXX,XXX.XX at X.XX% for XX years, modified P&I $ XXX.XX, and matures XXXX.  Deferred balance iao $X.XX of which $X.XX is eligible for forgiveness.

FORECLOSURE: Referred on XX/XX/XXXX, service completed on X/XX/XXXX, court delays noted on X/XX/XXXX, Loss mitigation hold on XX/XX/XXXX, X/XXXX resumption hold and FC closed on X/XX/XXXX due to modification.  FC was non-contested.  Servicer was pending judgement before the foreclosure was cancelled.

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied per hardship letter.  There is not a BPO in the loan file.  No evidence of damage to the property found in servicing comments.  XXXXXdisaster code placed on loan from XX/X/XXXX to X/X/XXXX for XXXXX.  There are no comments reflecting that this property has been effected by the XXXXX.

437339319	5/1/2022	4/19/2022	CURR	XXXXX	XXXXX	Yes	XXXXX	XXXXX	FL	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Contact history begins X/XXXX. Loss mit review was initiated in X/XXXX and borrower was approved for a trial plan effective X/X/XX, completed the plan and was approved for a mod effective XX/X/XX, however, the final received was rejected due to missing co-borrower's signature and Xnd witness name was not printed under the signature. Final mod was corrected removing co-borrower signature (deceased). Mod was processed in X/XXXX. Last contact was in X/XXXX, borrower scheduled a payment.

REASON FOR DEFAULT: Excessive obligations.

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX at X% for XX years, modified P&I $X,XXX, matures/expires XXXX. Deferred balance iao $X of which $X is eligible for forgiveness.

FORECLOSURE: File was referred to FC on XX/XX/XXXX. Service completed X/XX/XXXX. FC stopped in X/XXXX due to modification.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found. Property verified as owner occupied in X/XXXX.

437339320	4/1/2022	3/15/2022	DELQ	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	CT	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Borrower approved for stip plan X/XX/XXXX as part of foreclosure mediation. Stip plan for X payments of $X,XXX.XX beginning XX/X/XXXX, no down payment. Plan payments made and modification approved. X/X/XXXX, first contact with borrower, having trouble getting modification documents notarized, business closed due to XXXXX, Modification was effective X/X/XXXX but borrower did not return the documents until X/XX/XXXX, initially borrower could not find a notary and then mis-placed documents. Borrower made payments during period after plan was completed and documents were received. X/X/XXXX servicer went over modification and payment details. Last contact with the borrower was X/XX/XXXX making on-line payment. Very little contact with borrower since modification and only RFD provided was X/X/XXXX.

REASON FOR DEFAULT:   RFD on X/X/XXXX, out of town.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X%, modified P&I $XXX.XX, matures X/X/XXXX.  Deferred balance iao $XX,XXX.XX is not eligible for forgiveness.

FORECLOSURE:  Referred to attorney X/XX/XXXX.  First legal X/XX/XXXX.  Service completed X/X/XXXX.  Foreclosure dismissed when modification boarded.

BANKRUPTCY: No BK activity found.

PROPERTY:   Unable to confirm current occupancy.  Loan originated as owner occupied.

437339322	6/1/2022	4/30/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	OH	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Borrower reinstated in X/XXXX, made the X/XXXX payment and then stopped paying. No contact with borrower until he requested a mod application in X/XXXX. Borrower requested a reinstatement quote in XX/XXXX. A door knocker made contact in X/XXXX. Borrower requested a reinstatement quote again in X/XXXX, and reinstated in X/XXXX to stop a pending foreclosure sale. Loan has since remained current. Borrower verified the due date in XX/XXXX, and co-borrower asked about a possible refinance in X/XXXX.

REASON FOR DEFAULT:  XXXX: excessive obligations, legal issues. XXXX: borrower illness

MODIFICATION: Loan has been modified X time, in XXXX. NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X% for XX years, modified P&I $XXX.XX, matures X/X/XXXX. No deferred amounts noted.

FORECLOSURE:  Referred X/XX/XXXX. Complaint filed X/X/XXXX. Service completed X/XX/XXXX. Answer period expired X/XX/XXXX. XXXXX moratorium hold X/XX/XXXX to X/X/XXXX. Judgment submitted to court X/X/XXXX, entered X/XX/XXXX. Order of sale filed and issued to sheriff X/XX/XXXX. Sale was scheduled for X/XX/XXXX, but borrower reinstated prior to the sale. Motion to dismiss filed X/XX/XXXX, granted X/XX/XXXX.

BANKRUPTCY:  No BK activity found

PROPERTY: Owner occupied. No mention of property condition.
437339326	5/1/2022	4/30/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	FL	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins X/XX/XXXX. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Borrower stated X/XX/XXXX working on loan Mod with prior servicer; advised would reapply. Servicer confirmed receipt of borrower financials XX/XX/XXXX, however incomplete. Complete Mod packet confirmed XX/XX/XXXX. X-month Stip to Mod approved XX/XX/XXXX with payments of $X,XXX.XX starting X/X/XXXX. Borrower hardship noted X/X/XXXX. Plan confirmed kept X/XX/XXXX. Loan was modified X/XX/XXXX. Borrower inquired about short payment due to escrow XX/XX/XXXX. Borrower inquired X/XX/XXXX why payment not processed. Borrower indicated XX/XX/XXX had excessive expenses. Borrower inquired XX/XX/XXXX about repayment plan. X-month FB offered XX/X/XXXX from XX/X/XXXX to X/XX/XXXX. Plan confirmed kept X/XX/XXXX. Last contact X/XX/XXXX advised completed repayment, however not current.

REASON FOR DEFAULT: Natural disaster. Excessive obligations.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X%, modified P&I $X,XXX.XX, matures X/X/XXXX.  Deferred balance iao $X.XX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Property is owner-occupied. No property damage noted.

437339328	5/1/2022	4/1/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	FL	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Loan approved for six month stip plan in X/XXXX, all payments made, modified in XX/XXXX.

Last contact in X/XXXX, call to make a payment, advised of escrow shortage from the X/XXXX payment iao $XX.

REASON FOR DEFAULT: Not provided.

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X%, modified P&I $X,XXX.XX, matures X/X/XXXX.  No deferred balance.

FORECLOSURE: FC action was referred XX/XX/XXXX, first legal completed XX/X/XXXX, service complete XX/XX/XXXX. Borrower filed motion to dismiss, which resulted in an agreed order allowing the borrower more time to file an answer to FC action, which were filed on XX/X/XXXX. No detail on what was being contested. Placed on hold for loss mit, then changed to XXXXX hold in X/XXXX. Dismissed in X/XXXX after loan modified.

BANKRUPTCY: No BK activity in review period.

PROPERTY: Loss draft noted in XX/XXXX, funds received iao $X,XXX.XX. DOL XX/XX/XXXX, COL vandalism. Loan delinquent at the time, funds deposited to RE. Unknown status of repairs, RE funds do not appear to have been released. Subject appears to be owner occupied.

437339337	5/1/2022	4/13/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	IL	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Prior servicer approved a X-month trial mod plan in X/XXXX. Servicer extended the plan another two months in X/XXXX after a servicing transfer. The plan was finished in XX/XXXX, but the modification wasn't signed until X/XXXX due to lawyer delays in submitting documents. Modification was completed in X/XXXX. Borrower asked about an escrow shortage in X/XXXX, and requested XXXXX assistance in X/XXXX. Servicer approved a X-month forbearance plan that month. The plan was extended when borrower confirmed hardship was ongoing in X/XXXX, and again in XX/XXXX; plan expired in X/XXXX. Borrower was advised each month between X/XXXX and X/XXXX to submit a loss mit application if additional assistance was needed Borrower didn't submit an application, but requested a reinstatement quote or an extended repay plan in X/XXXX. Servicer offered a X-month plan in X/XXXX, but borrower requested a X-month repay plan. Servicer approved a X-month plan, completed in XX/XXXX; loan has since remained current. No further contact.

REASON FOR DEFAULT:  XXXX: unknown. XXXX: XXXXX Impact-reduced work (borrower is self employed as a diesel mechanic)

MODIFICATION: Loan has been modified X times, most recently in XXXX. NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX at X.XXX% for XX years, modified P&I $XXX.XX, matures XX/X/XXXX.  Deferred balance iao $XX,XXX.XX is not eligible for forgiveness. Modification was also completed in XXXX.

FORECLOSURE:  Referred XX/X/XXXX. Complaint filed XX/XX/XXXX. Service completed XX/XX/XXXX. Case was contested; timeline was not provided. Loss mit hold in X/XXXX. Modification was completed in X/XXXX.

BANKRUPTCY:  No BK activity found

PROPERTY: Non-owner occupied. No mention of property condition.

437339341	6/1/2022	1/25/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	TN	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins X/XX/XXXX. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Borrower stated X/XX/XXXX impacted by XXXXX. Borrower stated X/XX/XXXX contemplating converting BKXX to X. Borrower requested XXXXX assistance X/XX/XXXX; requested X-month FB XX/XX/XXXX. Servicer advised of required financials XX/X/XXXX. Servicer advised Mod workout denied X/XX/XXX due to income; borrower noted to be retired. Complete Mod packet confirmed received X/X/XXXX. X-month Stip to Mod offered X/XX/XXXX with payments of $X,XXX.XX from X/X/XXXX to XX/X/XXXX. Plan confirmed kept XX/X/XXXX. Servicer approved Mod workout X/X/XXXX. Loan was modified X/XX/XXXX. Last borrower contact X/XX/XXXX borrower inquired about monthly payments.

REASON FOR DEFAULT: Curtailment of income.

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X.X%, modified P&I $X,XXX.XX, matures XX/X/XXXX.  Deferred balance iao $X.XX.

FORECLOSURE: No FC activity found. XXXXX-XX FC hold noted X/XX/XXXX.

BANKRUPTCY: Loan noted to be in BKXX at start of history; details of filing not provided. Amended POC filed X/XX/XXXX.  BKXX dismissed X/XX/XXXX.

PROPERTY: Property is owner-occupied. XXXXXdisaster area noted X/XX/XXXX; no indication property was affected.

437339342	5/1/2022	4/26/2022	BK13	XXXXX	XXXXX	No	XXXXX	XXXXX	NJ	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Comments begin Sep XXXX with borrower performing under the BK plan. Borrower requested a modification review X/XX/XXXX, complete package not submitted until Nov XXXX. Trial and post mod payments made timely except for short payment Nov XXXX, cured Dec XXXX, no hardship provided. Last contact X/XX/XXXX to confirm taxes paid in XXXX.

REASON FOR DEFAULT: Unknown

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXX.XX, matures XX/X/XXXX, $X deferred balance.

FORECLOSURE: Referred to attorney X/XX/XXXX, title is clear. Complaint filed X/XX/XXXX, service completed X/XX/XXXX, judgment entered X/XX/XXXX, case stayed by BK and dismissed after modification.

BANKRUPTCY: BKXX filed X/X/XXXX, servicer objected to plan for insufficient arrears. POC was amended to $X after court approval of modification, account is post petition due X/X/XXXX.

PROPERTY: Property is owner occupied.  No property issues noted.

437339356	5/1/2022	4/30/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	KS	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicing comments begin X/XX/XXXX. First contact with borrower was XX/XX/XXXX, was not aware she was delinquent, made one payment and asked if she could make partial payment toward bringing current, servicer would not accept. XX/XX/XXXX borrower called for options, but would not updated financials. X/X/XXXX repayment plan set up, down payment of $X,XXX.XX due X/XX/XXXX and X payments starting X/XX/XXXX and ending X/XX/XXXX, payments of $X,XXX.XX. Borrower brought loan current in X/XXXX. X/XX/XXXX borrower requested pay history. Last contact with the borrower was X/XX/XXXX, making payment. RFD was still curtailment of income.

REASON FOR DEFAULT:   First RFD provided was X/XX/XXXX curtailment of income due to XXXXX.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X% for XX years, modified P&I $XXX.XX, matures X/X/XXXX  Deferred balance iao $XX,XXX.XX is not eligible for forgiveness.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found.

PROPERTY:  Unable to confirm current occupancy.   Loan application shows loan originated as owner occupied purchase money.   XX/XX/XXXX borrower called for process for hazard claim, roof damage due to wind.  Claim check received XX/XX/XXXX for $X,XXX.XX.  Date of loss, X/X/XXXX.  Check endorsed and sent to borrower X/X/XXXX, no inspection.  Additional claim funds received X/XX/XXXX in the amount of $X,XXX.XX.   Check endorsed and sent to borrower X/XX/XXXX.  Servicer received estimate, but no inspection or work complete documentation from the contractor.  Unable to determine if repairs have been made.

OTHER: Deferred amount from mod posted in prior servicer pay history X/XXXX; this amount does not board with current servicer at the time of transfer.  Unable to reconcile variance.

437339359	5/1/2022	3/26/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	NJ	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins X/XX/XXXX. Prior loan Mod completed X/X/XXXX; details of workout not provided. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Borrower stated X/X/XXXX impacted by XXXXX; working less hours. X-month special FB offered X/XX/XXXX until X/X/XXXX. Plan extended to X/X/XXXX on X/XX/XXXX. Borrower stated X/XX/XXXX still out of work due to XXXXX. Plan confirmed kept X/XX/XXXX. X-month extension offered X/XX/XXXX through XX/X/XXXX. Borrower inquired about loan status XX/XX/XXXX. X-month extension offered XX/XX/XXX through X/X/XXXX. X-month extension offered X/X/XXXX through X/X/XXXX. Borrower stated X/XX/XXXX still needs extension; still on unemployment. X-month extension offered X/XX/XXXX through X/X/XXXX. X-month payment deferral completed X/XX/XXXX. Last contact X/XX/XXXX borrower stated no longer needs assistance.

REASON FOR DEFAULT: Curtailment of income.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XX%, modified P&I $X,XXX.XX, matures X/X/XXXX.  Deferred balance iao $XX,XXX.XX which is not eligible for forgiveness.

FORECLOSURE: No FC activity found.

BANKRUPTCY: Loan noted to be in BKX at start of history; filed X/XX/XXXX which was discharged XX/XX/XXXX, case number not provided.

PROPERTY: Property is owner-occupied. XXXXXdisaster area noted X/XX/XXXX and X/XX/XXXX; no indication property was affected.

437339369	6/1/2022	4/29/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	SC	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Comments begin Sep XXXX. Borrower requested a mod review X/XX/XXXX and authorized husband on account, servicer advised contact needed to go through attorney due to contested FC. No application was submitted until Sep XXXX, package complete XX/XX/XXXX. Trial approved Dec XXXX iao $XXXX/mo from Jan-June XXXX, hardship and financials are not noted. All trial and post-mod payments have been made timely with little ongoing contact. Payments are made online, last phone contact XX/X/XXXX with questions about escrow analysis and surplus funds.
REASON FOR DEFAULT: Borrower is ill. Treatments and research expenses are high.  Her spouses income is commission based and has decreased.
MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXXX.XX, matures X/X/XXXX, $X deferred balance.
FORECLOSURE: Referred to foreclosure X/XX/XXXX, title is clear. Complaint filed X/X/XXXX, service completed on unknown date, borrower filed general denial with affirmative defenses and interrogatories. Case was further delayed after service transfer for AOM and then XXXXX moratorium, case dismissed after modification.
BANKRUPTCY: No BK activity found
PROPERTY: Property is owner occupied.  No property issues noted.
OTHER: Borrower filed XXXXX complaint XX/X/XXXX stating mod agreement was misleading and unclear and she was told to sign it immediately, servicer response issued XX/XX/XXXX with no details noted. A second XXXXX complaint filed X/XX/XXXX alleging banks is manipulative, discriminatory and deceptive and demanding credit for $XXXX trial payments that were applied to XXXX loan payments, XXXXX site notes servicer responded timely and complaint is closed.

437339371	5/1/2022	4/27/2022	CURR	XXXXX	XXXXX	Yes	XXXXX	XXXXX	NC	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Contact history begins X/XXXX. It appears that the borrower Edward E. Nichols is deceased. Borrower entered into a X month repayment plan in X/XXXX, ending X/XX/XX but stated on X/XX/XX that she would not have the money to cover the payment because her checking account was in the negative; broken plan on X/X/XX. Borrower stated on X/X/XX that she had unexpected expenses and that she lost her car and would make X payments on X/XX/XX and X/XX/XX. Borrower completed a X month repayment plan in X/XXXX bringing the loan current. Borrower failed to make a payment in X/XXXX and called on X/XX/XX wanting to know why the payment increased and was advised that it was due to escrow shortage. A X month repayment plan was set up in XX/XXXX ending XX/XX/XX; broken plan, not paid. Borrower opted out of loss mit options in XX/XXXX. Repayment plan was set up on XX/XX/XX, ending X/XX/XX but appears to have changed to X payments ending X/XX/XX; broken plan, not paid. Borrower was able to make X payments in X/XXXX bringing the loan current. Last contact was on X/XX/XX, borrower requested to cancel the X/XX/XX payment.

REASON FOR DEFAULT: Unexpected expenses., excessive obligations due to home repairs.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX at X.XXX% for XX years, modified P&I $XXX, matures/expires XXXX. Deferred balance iao $X of which $X is eligible for forgiveness.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Borrower mentioned on XX/XX/XXXX that they had excessive obligations due to home repairs but provided no details. Property verified as owner occupied in X/XXXX.

437339380	6/1/2022	4/23/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	CA	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Provided history starts in X/XXXX. XX/XXXX Borrower is working with loss mit. X/XXXX A stip to mod is approved. X/XXXX Borrower fails trial. XX/XXXX Another mod is approved. X/XXXX Trial period is completed and final mod is processed. Since the mod, the account has been kept current with no significant activity noted. Borrower has been cooperative. The most recent contact was on X/XX/XXXX to make a phone payment.
REASON FOR DEFAULT: XX/XXXX Illness of family member. X/XXXX XXXXX.
MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at a fixed X%, modified P&I $XXX, matures X/X/XXXX. Mod does not include any deferred amounts or PRA.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Per seller data original occupancy is primary. No recent notes found specifying current occupancy.

437339381	5/1/2022	4/1/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	NJ	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Contact history begins X/XXXX, loss mit review in process. Welcome call was completed on X/XX/XX, borrower stated that she as applying for mod and sent the missing docs to prior servicer. Borrower was approved for a X month trial plan effective XX/X/XX, completed the plan and received approval for a mod effective X/X/XX. Payment in X/XXXX was returned due account frozen, however, borrower was able to make X payments the following month. Last contact was in X/XXXX, borrower called requesting proof of insurance and was advised that it was sent and would take XX - XX days to arrive.

REASON FOR DEFAULT:  Unemployment.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X% for XX years, modified P&I $XXX, matures/expires XXXX. Deferred balance iao $X of which $X is eligible for forgiveness.

FORECLOSURE: File was referred to FC on XX/XX/XXXX. Service completed XX/XX/XXXX. Sale date postponed due to loss mit. FC stopped in X/XXXX due to modification and dismissed on X/X/XXXX.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found. Property verified as owner occupied in XX/XXXX.

TITLE ISSUES: Water/Sewer lien was identified in XXXX and XXXX. It was confirmed on X/XX/XXXX that the taxes were paid towards the unpaid sewer charges and the property is out of tax sale. X/XX/XXXX Current search does not identify any liens.

437339385	5/1/2022	4/30/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	LA	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Loan in foreclosure status at beginning of review period. Borrower contact on X/XX/XXXX borrower requested options. Servicer notes loss mit does not apply on X/XX/XXXX. Borrower advised on X/XX/XXXX that delq was due to illness and now property is vacant. Mod and DIL package sent to borrower. Borrower unresponsive until XX/X/XXXX when borrower called requesting payoff. Payoff provided to borrower on XX/XX/XXXX. Third party requested payoff on X/X/XXXX. On X/X/XXXX Servicer advised borrower they are not eligible for FB. Alternative loss mit options discussed. Borrower advised the home is on the market pending a full payoff. On XX/X/XXXX borrower advised they will resume without assistance. Las contact on X/X/XXXX when the borrower called in to obtain amount required to reinstate loan. Borrower sent funds and reinstated on X/X/XXXX.

REASON FOR DEFAULT: Family illness X/XXXX, XXXXX X/XXXX.

MODIFICATION: N/A

FORECLOSURE: X/XX/XXXX servicer notes show file is in FC and was referred to attorney on X/XX/XXXX. Service completed on X/XX/XXXX, sale date has not been set. On X/XX/XXXX the sale was set for XX/XX/XXXX. On XX/XX/XXXX the sale was postponed as an amended petition was needed to name an additional party. X/XX/XXXX service not completed on additional party, and tentative sale date is set for X/XX/XXXX. On X/X/XXXX the sale was pushed back to X/X/XXXX. On X/XX/XXXX the fc was placed on XXXXX-XX hold. The FC firm was instructed to resume FC on XX/XX/XXXX. On XX/XX/XXXX the FC sale was set for X/XX/XXXX. FC placed on XXXXX hold again on X/X/XXXX. The servicer resumed FC on X/X/XXXX. The FC sale was scheduled for XX/XX/XXXX. XX/XX/XXXX the fc was postponed, due to anXXXXXlien. XX/X/XXXX the FC sale was set for X/XX/XXXX. On X/XX/XXXX the FC sale was cancelled, and the fc firm instructed to dismiss on X/XX/XXXX.

BANKRUPTCY: Servicer notes in X/XXXX and X/XX/XXXX mention BK, and note the borrower is multiple filer, however no details of the BK's are provided and supporting documents were not found in the servicing file.

PROPERTY: Servicer notes property in XXXXXdisaster due to XXXXX Ida on X/X/XXXX. Moderate damage noted on X/X/XXXX. Servicer placed work order to secure property on X/X/XXXX. Claim filed for XXXXX damage by borrower on X/X/XXXX. DOL X/XX/XXXX. Damage noted: Roof, ceiling caved in two rooms. $XX,XXX.XX approved on XX/X/XXXX. Status of repairs not noted. Property reported vacant secured throughout review period.

TITLE ISSUES: JrXXXXXlien noted XX/XXXX. Notes do not show how lien was resolved. X/XX/XXXX Current search does not indicate any open liens.

437339393	4/1/2022	3/8/2022	DELQ	XXXXX	XXXXX	No	XXXXX	XXXXX	IL	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Contact history begins X/XXXX. Unauthorized Xrd party (sister) XXXXX called in on X/X/XX stating that they made the payment to the prior servicer. Borrower called in XX/XXXX for billing information and was transferred to the BK department. Borrower's spouse stated on XX/XX/XX that she paid all arrears and was advised that it had not been paid; XXXXX stated that she would contact the attorney. Repayment plan was discussed in X/XXXX, borrower stated that RFD was due toXXXXXbill which has been resolved. Borrower opted out of loss mit option discussion on XX/XX/XX. Last contact was in X/XXXX, . XXXXX scheduled a payment. Loan is currently rolling XX days delinquent.
REASON FOR DEFAULT: Illness, excessive obligations due toXXXXXbill.
MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX at X.X% for XX years, modified P&I $XXX, matures/expires XXXX. Deferred balance iao $XX,XXX of which $X is eligible for forgiveness.
FORECLOSURE: No FC activity found.
BANKRUPTCY: X BK's filed in unknown years, most recent was a BKXX filed that was dismissed on X/X/XXXX.
PROPERTY: No property issues found. Property verified as owner occupied in XX/XXXX.

437339394	5/1/2022	4/11/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	IN	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins X/XX/XXXX. Prior loan Mod completed XX/X/XXXX; details of workout not provided. Limited contact noted with borrower. Borrower inquired about loan status X/X/XXXX; requested reinstatement quote. Borrower stated X/XX/XXXX loan should not be in FC; reinstated through BK. Borrower disputed X/XX/XXXX X/XXXX payment due. Last contact X/X/XXXX to make payment.

REASON FOR DEFAULT: Hardship not provided.

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X.X%, modified P&I $XXX.XX, matures X/X/XXXX.  Deferred balance iao $X.XX.

FORECLOSURE: Loan noted to be in FC prior to BK stay; referral date unknown. XXXXX-XX FC hold noted X/XX/XXXX.  FC action closed/billed X/XX/XXXX due to reinstatement. Motion to Dismiss granted X/X/XXXX.

BANKRUPTCY: Loan noted to be in BKXX at start of history; details of filing not provided. BKXX discharged X/XX/XXXX.

PROPERTY: Property is owner-occupied. No property damage noted.

437339396	5/1/2022	4/15/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	MD	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Last borrower contact X/XX/XXXX when borrower made a phone payment. No recent Loss Mit activity since BK plan ended.

REASON FOR DEFAULT: RFD was last noted on X/XX/XXXX as work impacted by XXXXX-XX XXXXX.

MODIFICATION: STEP HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X.XX% for X years, modified P&I $X,XXX, matures XX/X/XXXX. No Deferred balance or debt forgiveness.

FORECLOSURE: FC was referred by new servicer on XX/X/XXXX and placed on hold for active BK. FC closed XX/X/XXXX after loan was brought current and BK closed.

BANKRUPTCY: Prior BK chapter XX filed X/XX/XXXX and was discharged X/XX/XXXX. Loan was brought current thru BK payment plan.

PROPERTY: Property occupancy was last noted on XX/X/XXXX as owner occupied. Property condition was not provided.

437339397	5/1/2022	4/14/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	FL	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: XX/XXXX Borrower is working with loss mit, docs are being submitted. XX/XXXX A stip to mod is approved, no RFD is given. X/XXXX Trial is complete and final mod is processed. X/XXXX Borrower declines assistance offer. The most recent contact was on X/XX/XXXX with the borrower calling in to discuss an insurance claim.

REASON FOR DEFAULT: X/XXXX Death of family member. X/XXXX Pay cycle.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX at a fixed X%, modified P&I $XXX, matures X/X/XXXX. Mod does not include any deferred amounts or PRA.

FORECLOSURE: Account is in FC when the history starts in X/XXXX.

BANKRUPTCY: X BK’s filed in X years, most recent was a BKXX filed in XXXX that was dismissed on X/XX/XXXX. Exact filing date not found.

PROPERTY: Per seller data original occupancy is unknown. No recent notes found specifying current occupancy. X/XX/XXXX Borrower calls in with questions about filing a claim for water damages. No further details or mention of the issue are recorded.

437339398	5/1/2022	4/18/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	PA	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicing comment begin X/XX/XXXX. BK hold as of X/XX/XXXX. X/XX/XXXX borrower made payment and requested number for insurance department. No other contact with borrower other than making payments. Last contact X/XX/XXXX, making on-line payment.

REASON FOR DEFAULT:   No RFD provided.

MODIFICATION: HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XXX% for XX years, modified P&I $XXX.XX, matures X/X/XXXX.  No deferred balance.

FORECLOSURE:   Active foreclosure stopped by BK.   First legal X/XX/XXXX.  Foreclosure dismissed when BK was discharged.

BANKRUPTCY: BKXX, unable to determine filing date.  Discharged X/X/XXXX.

PROPERTY: Unable to confirm current occupancy. Loan originated as owner occupied.
437339401	6/1/2022	4/25/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	Yes	XXXXX	XXXXX	MD	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Original borrower is deceased in XXXX, current borrower assumed loan in XXXX. Comments begin Sep XXXX. Borrower advised she completed a mod with prior servicer with first due June XXXX, but defaulted and should be due for July-Sep XXXX. Servicer confirmed that trial was offered and borrower paid $XK down but $XXX/mo trial payments were returned NSF. Borrower advised she was unemployed but would get help from family members and apply for a mod, no application submitted. Borrower paid timely under BK plan through June XXXX. XXXXX assistance requested June XXXX due to XX% pay cut after hours reduced for school closures and multiple deaths in family. Application submitted July XXXX, canceled Sep XXXX due to delay in P&L and bank statements for childcare business. Docs provided Oct XXXX, borrower has paid timely since deferral with no ongoing contact since XX/XX/XXXX phone payment; borrower confirmed that hardship is resolved.

REASON FOR DEFAULT: Borrower unemployment

MODIFICATION: Per seller loan was modified X/XX/XXXX; copy is missing. Unsigned Deferral Agreement found in loan file dated X/X/XXXX (see other loss mit _XXX). Subsequent deferral agreement dated XX/XX/XXXX. See also Mortgage Assumption Agreement found in loan file executed XX/XX/XXXX (see other collateral docs). Assumption rate and P&I not provided in agreement.

FORECLOSURE: FC initiated on unknown date prior to review period was stayed by loss mit, BK, and then XXXXX moratorium, case dismissed after deferral.

BANKRUPTCY: BKXX filed X/XX/XXXX, servicer was unable to locate mod copy to file with POC. Plan was confirmed XX/XX/XXXX, case dismissed X/XX/XXXX.

PROPERTY: Property is owner occupied.  No property issues noted.

437339406	5/1/2022	4/11/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	NJ	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Contact with borrower in X/XXXX, does not understand why a check was returned, advised it was due to not being on an active workout plan, and funds were insufficient to reinstate loan, borrower requested repay plan, stating they had $XXk for a down payment, plan approved in X/XXXX for nine payments, borrower submitted funds in X/XXXX and reinstated loan to X/XXXX, plan closed out the following month when borrower failed to make next payment. Next contact with borrower was in XX/XXXX, they had $XXk for a down payment, and promised to repay remaining amount due in the next six months. Funds were received in XX/XXXX, bringing loan due to X/XXXX, and borrower has kept promise to make monthly payments. Last contact with borrower was X/XX/XXXX, when they called to make a repay plan payment.

REASON FOR DEFAULT: Not provided.

MODIFICATION: HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XXX%, modified P&I $XXX.XX, matures X/X/XXXX.  Deferred balance iao $XX,XXX.XX which is not eligible for forgiveness.

FORECLOSURE: Loan in FC at start of review period, referral date unknown. FC was delayed by BK filing and XXXXX hold. FC dismissed in X/XXXX.

BANKRUPTCY: BKXX filed in XXXX, discharged in X/XXXX, after borrower failed to perform on the agreed plan.

PROPERTY: No indication of property issues, borrower is occupying subject.

TITLE ISSUES: Taxes sold in XX/XXXX, last day to redeem was XX/XX/XXXX, advance approved to redeem in XX/XXXX. New tax sale noted in XX/XXXX, sale date XX/XX/XXXX, funds disbursed to redeem in X/XXXX

437339418	5/1/2022	4/14/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	FL	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Loan was a rolling XX until additional payment made in X/XXXX. Borrower contact is related to payment promises and phone pays. Last contact was X/XX/XXXX, borrower called in to request XXXX.

REASON FOR DEFAULT: Medical bills, income curtailed.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X%, modified P&I $X,XXX.XX, matures XX/X/XXXX. No deferred balance.

FORECLOSURE: No FC activity in review period.

BANKRUPTCY: No BK activity in review period.

PROPERTY: No indication of property issues, subject appears to be occupied by borrower.

437339422	5/1/2022	4/11/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	MO	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Borrower contact to make payment promises, which are generally kept. Borrower place on special forbearance in X/XXXX, and advised on continued unemployment in X/XXXX. Two payments were deferred in X/XXXX, and subsequently reversed due to borrowers continued unemployment. Borrower asked to be reviewed for FB extension, and would review for mod once their situation had improved. Loan was reinstated by the XXXXX in XX/XXXX, after which they requested to be reviewed for a mod. Borrower approved for a three month XXXXX deferral in X/XXXX. Mod processed in X/XXXX. Borrower submitted a dispute shortly after, when their modified payment increased due to an escrow analysis. Unknown what the response was. XX/XXXX, borrower defaulted, noting they are still unemployed, payment reinstated in X/XXXX. Last contact with borrower was X/XX/XXXX, called to make a payment.
REASON FOR DEFAULT: Income reduction from job loss; XXXXX; fixed income, escrows.
MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X.X%, modified P&I $XXX.XX, matures X/X/XXXX.  No deferred balance.
FORECLOSURE: No FC activity in review period.
BANKRUPTCY: No BK activity in review period.
PROPERTY: No indication of property issues, subjects appears occupied by borrower.

437339426	6/1/2022	4/30/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	LA	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Comments begin Sep XXXX, borrower unresponsive until X/X/XXXX. He advised that sheriff had given him XX days to vacate last July and he thought foreclosure was completed. Hardship was due to marital difficulties, but now ready to discuss loss mitigation. Application submitted May XXXX, financials not provided and borrower reinstated XX payments July XXXX, source of funds is not noted. Account has remained current except for late payment Oct XXXX, hardship due to workplace was closed after XXXXX. Last contact XX/XX/XXXX, poor connection.
REASON FOR DEFAULT: Divorce, natural disaster
MODIFICATION: N/A
FORECLOSURE: FC was initiated prior to review period, title is clear. Action was delayed by amendment to petition to correct a legal description error, placed on hold for loss mitigation and dismissed after reinstatement.
BANKRUPTCY: No BK activity found
PROPERTY: First time vacancy reported XX/XX/XXXX, property secured and utilities off.  Comments X/XX/XXXX note damages due to neglect not covered by insurance. Borrower confirmed property was not affected by XXXXX XX/X/XXXX. Most recent inspection X/XX/XXXX confirms property is occupied, no repairs indicated.
TITLE ISSUES: XX/XX/XXXX legal description error noted. Deed and mortgage state XXXX subdivision, and should state XXXX subdivision. Title issue resolved by recording a notarial act of correction in XX/XXXX.

437339427	5/1/2022	4/15/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	PA	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: XX/XXXX Borrower is interested in a mod, docs are being submitted. X/XXXX Mod is denied. X/XXXX Account is referred to FC. X/XXXX Borrower is working with loss mit. XX/XXXX A stip to mod is approved. X/XXXX Down payment and trial period is completed and a final mod is implemented. Borrower has been cooperative. The most recent contact was on X/XX/XXXX to make a phone payment.

REASON FOR DEFAULT: X/XXXX Illness of mortgagor. XX/XXXX Hospitalization. XX/XXXX Sick with XXXXX.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at a fixed X%, modified P&I $X,XXX, matures X/X/XXXX. Mod does not include any deferred amounts or PRA.

FORECLOSURE: X/X/XXXX File is referred to FC. Reinstated X/XXXX via a mod.

BANKRUPTCY: No BK activity found.

PROPERTY: Per seller data original occupancy is primary. No recent notes found specifying current occupancy.

437339457	5/1/2022	4/15/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	FL	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Comments begin Nov XXXX with an incomplete mod application in progress, borrower unresponsive to missing docs letter. Mod was denied X times in XXXX for incomplete docs with no borrower phone contact due to contested foreclosure. Complete package submitted X/X/XXXX, trial approved with $XXXX down and $XXX.XX from April-Nov. Borrower made all trial payments timely, no reason is noted for delay in return of final docs. Account is current since mod finalized Jan XXXX with monthly contact for payments, last contact X/XX/XXXX.

REASON FOR DEFAULT: RFD code is excessive obligations, no details provided

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XX,XXX at X% for XX years, modified P&I $XXX.XX, matures XX/X/XXXX, $XXX,XXX.XX deferred balance is not eligible for forgiveness.

FORECLOSURE: Contested FC initiated prior to review period, judgment not entered, case details unknown. File was on hold at transfer for loss mitigation review, hold continued for XXXXX moratorium and case was dismissed after modification.

BANKRUPTCY: No BK activity found

PROPERTY: Property is non-owner occupied.  No property issues noted.

437339461	6/1/2022	4/30/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	VA	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: There was little contact throughout XXXX delinquency due to prior BKX discharge. Borrower is self-employed in service industry, customers are slow to pay. Borrower advised of illness hardship Feb XXXX, no assistance requested. Borrower has paid timely since April XXXX reinstatement except for missed payment Oct XXXX, no hardship update provided. Last contact X/XX/XXXX.

REASON FOR DEFAULT: Income curtailment, borrower illness.

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at initial step rate of X% for X years, modified P&I $XXXX.XX, matures XX/X/XXXX, $X deferred balance.

FORECLOSURE: No FC activity found

BANKRUPTCY: BKX was discharged prior to review period, case details unknown.

PROPERTY: Property is owner occupied.  Claim for water damage reported XX/XX/XXXX, DOL X/X/XXXX. Claim funds iao $X,XXX received X/X/XXXX, endorsed and released immediately. Repair status unknown.

437339462	5/1/2022	4/4/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	Yes	XXXXX	XXXXX	PA	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Notes start in XX/XXXX. Co-borrower declined to discuss account in XX/XXXX, but asked servicer to accept partial payments in XX/XXXX. Servicer declined, co-borrower was not able to afford a repay plan. Co-borrower made monthly payments but had an NSF payment in X/XXXX. Servicer approved a repay plan that month, and co-borrower made plan payments through phone pay. Co-borrower defaulted on the plan in XX/XXXX, but servicer approved another repay plan in XX/XXXX. Co-borrower finished the plan, loan reinstated in X/XXXX and has since remained current. Borrower set up auto-draft payments in X/XXXX, and verified payment receipt in X/XXXX. Co-borrower requested a website password reset in X/XXXX, and authorized her daughter on the account. Last contact was in X/XXXX regarding someone taking photos of the property.

REASON FOR DEFAULT:  Borrower is deceased. XXXX: car repairs, surgery and medical bills

MODIFICATION: Loan has been modified X time, in XXXX. HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X.XX% for XX years, modified P&I $XXX.XX, matures X/X/XXXX. No deferred amounts noted.

FORECLOSURE:  No FC activity found

BANKRUPTCY:  X) Chapter XX filed in XXXX (date unknown); resolution unknown. X) Chapter XX filed X/XX/XXXX; resolution unknown

PROPERTY: Owner occupied. No mention of property condition.
437339463	6/1/2022	4/7/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	NY	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Contact history starts on XX/XX/XXXX. Modified XX/XXXX and XX/XXXX. A majority of conversations have been with the borrower’s attorney. Attorney called in periodically and transferred to bankruptcy department. Conversations not documented. Last contact on X/XX/XXXX with attorney. Repayment options discussed. XXXXX deferral completed X/XX/XXXX, XX months of past due payments deferred. Next payment X/X/XXXX, total past due deferred $XX,XXX.XX. No contact and consistent payments since deferral.

REASON FOR DEFAULT: X/XXXX borrower is a realtor.  Sales decreased due to XXXXX.  Borrower has rentals and his tenants are making half their payments.

MODIFICATION: Loan has been modified X times, most recently in XXXX. HAMP, first pay due XX/X/XXXX, modified balance $ XXX,XXX.XX at X. % for X years, modified P&I $ XXX.XX, matures X/X/XXXX.  Deferred balance iao $XX,XXX.XX of which $X.XX is eligible for forgiveness.

FORECLOSURE: Referred on XX/XX/XXXX, Judgement figures completed on X/XX/XXXX, sale postponement on X/XX/XXXX due to BK filing, XXXXX hold noted X/XX/XXXX, Loss Mitigation Hold noted X/X/XXXX, AOM hold noted X/XX/XXXX, NY statement assembly hold noted X/XX/XXXX, FC closed on X/XX/XXXX when deferral was completed.

BANKRUPTCY: Filed X/XX/XXXX, Discharged X/XX/XXXX.

PROPERTY:  Last BPO completed on X/XX/XXXX, owner occupied, no repairs noted in BPO.  XXXXXcode placed on file on XX/X/XXXX and XX/XX/XXXX for XXXXX.  Comments do not reflect that the property was damaged.

437339470	5/1/2022	4/6/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	MS	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Borrower was rolling XX days in XXXX, RFD on X/XXXX borrower took custody of two grandchildren so more expenses. Occasional delinquency. In X/XXXX borrower said RFD he was laid off due to XXXXX-XX. RPP for X payments, X/X/XXXX to X/X/XXXX. Borrower paid the loan fully current in XX/XXXX and stayed current until missing a payment in X/XXXX, no RFD given and was current in X/XXXX.

REASON FOR DEFAULT:  Unemployment, insufficient income

MODIFICATION: No modification

FORECLOSURE:  No FC activity found

BANKRUPTCY:  No BK activity found

PROPERTY:  Owner occupied. Property in XXXXXdisaster area on XX/XX/XXXX, no indication property was impacted.

437339471	5/1/2022	4/15/2022	CURR	XXXXX	XXXXX	Yes	XXXXX	XXXXX	OH	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Unauthorized spouse reported June XXXX the borrower is deceased and declined SII application; she is on mortgage only. There is no further contact until online request for XXXXX assistance. FB approved June XXXX was extended through Feb XXXX. Servicer refused to speak with spouse at last contact X/XX/XXXX without documentation. Partial loss mit application was submitted Nov XXXX with no response to missing docs request. Account was fully reinstated Feb XXXX and remains current.

REASON FOR DEFAULT: Borrower deceased on unknown date, XXXXX impact for surviving spouse

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XX,XXX.XX at X.XXXX% for XX years, modified P&I $XXX.XX, matures XX/X/XXXX, $X deferred balance. Down payment of $XXX.XX required by XX/X/XXXX, and estimated balloon of $XX,XXX.XX due at maturity..

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Property is owner occupied.  No property issues noted.

437339484	4/1/2022	3/15/2022	DELQ	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	FL	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Last contact XX/XX/XXXX with the borrower promising to pay. Minimal contact with the borrower for the last XX months.

REASON FOR DEFAULT: The reason for default was not provided.

MODIFICATION: N/A

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: The property is owner occupied. No property issues noted.

437339492	5/1/2022	4/9/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	FL	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Contact history begins X/XXXX. Borrower was approved for a mod in X/XXXX, effective X/X/XX. Mod was processed in XX/XXXX. No contact with borrower noted in contact history but there has been contact with an unauthorized Xrd party XXXXX who called in XX/XXXX and X/XXXX to discuss loss mit. Last contact was on X/XX/XX, Mr. Shipley inquired about billing statement. Loan is current.
REASON FOR DEFAULT: Unknown.
MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X.X% for XX years, modified P&I $XXX, matures/expires XXXX. Deferred balance iao $X of which $X is eligible for forgiveness.
FORECLOSURE: File was FC when history began in XXXX; referral date not provided. Contested was identified on XX/XX/XXXX, matter referred to litigation on XX/XX/XXXX. XXXXX-XX hold was placed on X/XX/XXXX. FC stopped in XX/XXXX due to modification and dismissed on XX/XX/XXXX. Contested matter confirmed resolved on X/XX/XXXX.
BANKRUPTCY: No BK activity found.
PROPERTY: No property issues found. Property appears to be owner occupied.

437339498	5/1/2022	4/30/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	TN	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Contact history begins X/XX/XX, borrower called to check on mod stating that she received a past due statement and was advised that the mod was still in the process of getting finalized. Borrower entered into a X month trial plan effective X/X/XX, completed the plan and received approval for a mod effective X/X/XX. Borrower failed to perform on the mod; stated in X/XXXX that she applied for XXXXX. XXXXX was denied in X/XXXX. Loss mit review was initiated and borrower was approved for a trial plan for X payments, completed the plan and received approval for a mod effective XX/X/XX; mod processed XX/XXXX. Borrower called in X/XXXX to inquire about late charges noting that she was not charged late fees when she was in a mod, and was advised late charges will be applied if payment not received on time. Borrower requested assistance with late payment in X/XXXX (last contact) to get ahead, request was submitted for approval; approved response letter was mailed on X/XX/XX. Loan is current.
REASON FOR DEFAULT: Curtailment of income.
MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XX,XXX at X% for XX years, modified P&I $XXX, matures/expires XXXX. Deferred balance iao $X of which $X is eligible for forgiveness.
FORECLOSURE: File was in FC when history began in XXXX; referral date not provided. FC stopped in XX/XXXX due to modification.
BANKRUPTCY: No BK activity found.
PROPERTY: No property issues found. Property appears to be owner occupied.

437339508	5/1/2022	4/4/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	NY	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicing comments begin X/XX/XXXX. X/X/XXXX borrower responded to blind modification offer. Modification approved and boarded X/XX/XXXX, no stip plan prior to the modification. X/XX/XXXX borrower requested copy of statement via web chat. X/XX/XXXX borrower submitted secure message, unable to determine content.

REASON FOR DEFAULT:   No RFD provided.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X% for XX years, modified P&I $X,XXX.XX, matures X/X/XXXX.  No deferred balance.

FORECLOSURE: Contested foreclosure as of the start of the comments on X/XX/XXXX.  Motion for SumXXXXXJudgment had been filed.  Foreclosure dismissed when modification was boarded.

BANKRUPTCY: No BK activity found.

PROPERTY:   Unable to confirm current occupancy.  Loan application shows owner occupied purchase money loan.

437339511	5/1/2022	4/30/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	DE	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer closed a mod review in X/XXXX for missing documents. Borrower reapplied for assistance in XX/XXXX; package was incomplete. Servicer notified borrower of missing documents in X/XXXX; review was closed in X/XXXX. Borrower reapplied in X/XXXX; package was complete. servicer approved a X-month trial mod plan in XX/XXXX. Borrower verified receipt of plan payments most months during the trial. NSF payment in X/XXXX was reinstated later in the month. Modification was completed in X/XXXX. No further contact with borrower.

REASON FOR DEFAULT:  Borrower illness

MODIFICATION: Loan has been modified X times, most recently in XXXX. NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X% for XX years, modified P&I $X,XXX.XX, matures X/X/XXXX.  Deferred balance iao $XX,XXX.XX is not eligible for forgiveness. Modifications were also completed in XXXX, XXXX and XXXX.

FORECLOSURE:  Restart state; loss mitigation closed in X/XXXX and X/XXXX. Referral date unknown. AOM delay for gap assignment. XXXXX moratorium hold X/XX/XXXX. Loss mit hold X/XX/XXXX. Modification was completed in X/XXXX, case was closed.

BANKRUPTCY:  No BK activity found

PROPERTY: Unknown occupancy. No mention of property condition.

TITLE ISSUES: Legal description error; details were not provided. Title claim filed X/X/XXXX. Claim acknowledged by insurer X/XX/XXXX, who offered indemnification.
437339514	5/1/2022	4/14/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	NJ	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Borrower completed a trial plan approved by prior servicer July-Sep XXXX, hardship due to excessive obligations for child support and ex-wife. Borrower defaulted on first post-mod payment, stating confusion about service transfer. Loss mit application submitted Mar XXXX, repay plan approved with $XXXX down and $XXXX/mo from April-Nov XXXX. Borrower requested reduction in payment June XXXX due XXXXX income curtailment, new terms approved iao $XXXX from July XXXX- April XXXX. Plan failed Jan XXXX, hardship due to spouse lost job and his hours are still reduced, investor denied request for XXXXX FB. New application submitted June XXXX was not completed until Dec XXXX, Deferral approved Jan XXXX. Borrower remains current since cured, last contact X/X/XXXX request for XXXX statement.

REASON FOR DEFAULT: Borrowers divorced in XXXX. Current RFD: excessive obligations, income curtailment.

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXXX.XX, matures X/X/XXXX, $X deferred balance. Balloon iao $XX,XXX.XX due at maturity.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Property is owner occupied.  No property issues noted.

437339523	5/1/2022	4/15/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	Yes	XXXXX	XXXXX	NY	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Provided history starts in XX/XXXX. XX/XXXX Borrower reports they have been impacted by XXXXX-XX, a SFB plan is set up. Several XXXXX extensions are approved. XX/X/XXXX A deferral is approved at the end of the SFB. Since the deferment, the account has been kept current with no significant activity noted The most recent contact was on X/XX/XXXX to make a phone payment.

REASON FOR DEFAULT: XX/XXXX Death of secondary borrower and XXXXX.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at a fixed X%, modified P&I $X,XXX, matures X/X/XXXX. Deferred balance IAO $XXX,XXX is not eligible for forgiveness. Mod does not include any PRA.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Per seller data original occupancy is primary. No recent notes found specifying current occupancy. Claim check IAO $XX,XXX is received for flood damages that occurred on X/XX/XXXX. No notes were found indicating if/when repairs were completed, but on XX/XX/XXXX The final draw was approved and all funds were disbursed. The most recent property inspection in the file was dated X/XXXX and indicates the property is in good condition.

437339529	6/1/2022	4/29/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	NY	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XX/XX/XXXX. Prior loan Mod completed XX/X/XXXX; details of workout not provided. Limited contact noted with borrower. Skip trace efforts noted XX/XX/XXXX. Servicer notes XX/XX/XXXX borrower under special FB for XX-months through XX/X/XXXX. Borrower stated XX/XX/XXXX unemployed since March XXXX. Plan confirmed kept X/X/XXXX. X-month extension offered X/XX/XXXX through X/X/XXXX. Borrower stated X/XX/XXXX ready to start making payments. Plan confirmed kept X/X/XXXX. X-month extension offered X/XX/XXXX though X/X/XXXX. XX-month payment deferral completed X/XX/XXXX. Borrower called XX/XX/XXXX to inquire about escrow shortage. Borrower requested XX/XX/XXXX escrow be spread out over XX-months. Last borrower contact X/X/XXXX.

REASON FOR DEFAULT: Borrower unemployment.

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X.X%, modified P&I $X,XXX.XX, matures XX/X/XXXX.  Deferred balance iao $XXX,XXX.XX which is not eligible for forgiveness.

FORECLOSURE: No FC activity found.

BANKRUPTCY: Servicer notes X/XX/XXXX BKX discharge; details of filing not provided.

PROPERTY: Property is owner-occupied. No property damage noted.

437339530	5/1/2022	4/13/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	NY	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Provided history starts in XX/XXXX. X/XXXX Borrower is working with loss mit, a repayment plan is approved with a $XXk down payment, no RFD is given. Per notes on X/XXXX Plan is broken, however pay history shows account is current. Borrower has been cooperative with minimal contact. The most recent contact was on X/XX/XXXX to make a phone payment.

REASON FOR DEFAULT: None provided.

MODIFICATION: STEP NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX initially at X.XXX% for X years, modified P&I $XXX, matures X/X/XXXX. Mod does not include any deferred amounts or PRA.

FORECLOSURE: Account is in FC when the history starts in XX/XXXX, a XXXXX-XX hold is active. Reinstated via repayment plan in X/XXXX.

BANKRUPTCY: No BK activity found.

PROPERTY: Per seller data original occupancy is primary. No recent notes found specifying current occupancy.

437339531	5/1/2022	4/11/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	NY	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Modification completed in X/XXXX. Borrower stopped paying in XX/XXXX. Servicing notes start in XX/XXXX after loan transferred servicing. Borrower described an ongoing hardship in XX/XXXX, and servicer approved a X-month forbearance plan. Servicer later extended the plan a few times, through XX/XXXX, despite no contact with borrower. Borrower submitted a XXXXX mod application in X/XXXX but had missing documents; package was marked complete in X/XXXX. Borrower confirmed ability to resume payments in XX/XXXX, but needed assistance with arrears. Modification was completed in XX/XXXX. Borrower asked about an escrow shortage in X/XXXX, and requested a XXXX statement in X/XXXX.

REASON FOR DEFAULT:  XXXX: borrower had knee replacement surgery and didn't work for X months, is now disabled. XXXX: XXXXX impact-reduced work hours from X/XXXX to XX/XXXX, entire family contracted XXXXX and a family member passed away

MODIFICATION: Loan has been modified X times, most recently in XXXX. NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $X,XXX.XX, matures XX/X/XXXX.  Deferred balance iao $XX,XXX.XX is not eligible for forgiveness. Modifications were also completed in XXXX and XXXX.

FORECLOSURE:  No FC activity found

BANKRUPTCY:  Chapter X filed XX/XX/XXXX; discharged X/X/XXXX, no mention of reaffirmation

PROPERTY: Owner occupied. No mention of property condition.
437339534	5/1/2022	4/16/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	NY	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Borrower was on a X month XXXXX-XX XXXXX FB, with an ending date on X/XXXX when history began in XX/XXXX. It appears that FB plan was completed in X/XXXX and the one set up in XX/XXXX ending X/XXXX was also completed. Borrower called on X/XX/XX to schedule a payment to bring the loan current, stating did not need any further XXXXX assistance. XX payments were applied in X/XXXX. Last contact as on X/XX/XX, borrower called to schedule a payment.

REASON FOR DEFAULT: XXXXX-XX. Initial RFD not provided.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X.XX% for XX years, modified P&I $X,XXX, matures/expires XXXX. Deferred balance iao $XXX,XXX of which $X is eligible for forgiveness.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found. Property verified on X/X/XXXX as owner occupied.

437339539	6/1/2022	4/30/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	NY	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Contact history begins X/XXXX. Borrower called in X/XXXX to inquire about mod application. Borrower was approved for a X month trial plan in X/XXXX effective X/X/XX, completed the plan and received approval for a mod effective X/X/XX. Last contact was in X/XXXX, co-borrower called to inquire about the mod and was advised final mod was almost completed that the they should be able to start making payments online.

REASON FOR DEFAULT: Unemployment.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X% for XX years, modified P&I $X,XXX, matures/expires XXXX. Deferred balance iao $XXX,XXX of which $X is eligible for forgiveness.

FORECLOSURE: File was in FC when history began in X/XXXX, referral date not provided. FC stopped on X/X/XXXX due to modification and dismissed on X/XX/XXXX.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found. Property verified as owner occupied in X/XXXX.

437339544	5/1/2022	4/15/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	NJ	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins X/XX/XXXX. Prior loan Mod workout completed X/X/XXXX; details of workout not provided. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Servicer notes X/XX/XXXX review for XXXXX FB plan. Borrower inquired about Mod workout X/X/XXXX. X-month special FB offered X/XX/XXXX through X/X/XXXX. Borrower confirmed FB agreement X/X/XXXX. Plan confirmed kept X/X/XXXX. Borrower requested extension X/XX/XXXX. X-month extension offered X/XX/XXXX through X/X/XXXX. XX-month payment deferral completed X/XX/XXXX. Borrower called X/XX/XXXX to setup auto payments. Borrower inquired XX/X/XXXX how to remove co-borrower; advised to refinance. Borrower inquired about credit reporting X/XX/XXXX. Last contact X/XX/XXXX.

REASON FOR DEFAULT: Curtailment of income.

MODIFICATION: STEP NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X% for X years, modified P&I $XXX.XX, matures X/X/XXXX.  Deferred balance iao $XX,XXX.XX which is not eligible for forgiveness.

FORECLOSURE: No FC activity found.

BANKRUPTCY: Servicer notes X/XX/XXXX BKX discharge; details of filing not provided.

PROPERTY: Property is owner-occupied. XXXXXdisaster area noted XX/XX/XXXX and X/XX/XXXX; no indication property was affected.

437339546	5/1/2022	4/11/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	NJ	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Comments begin Jan XXXX. Borrow advised she was on a XXXXX FB with prior servicer and was approved for a mod effective X/X/XXXX, servicer verified plan expired XX/XX/XXXX but could not confirm a mod approval. No further contact until borrower advised Mar XXXX she had no income and was getting family assistance, hardship due to medical issues. Borrower was unresponsive until call from sister XX/XX/XXXX advising borrower has been on dialysis for X+ years with no income. Application submitted Nov XXXX was withdrawn X/XX/XXXX, borrower advised she did not need assistance and would bring loan current. reinstatement of $XXK posted Mar XXXX, source of funds is not noted. Last contact X/XX/XXXX, borrower advised she will make payments online.

REASON FOR DEFAULT: Borrower illness and unemployment

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified IO payment of $XXXX for X years and then amortizing for remaining term, matures XX/X/XXXX, $XXX,XXX.XX deferred balance is not eligible for forgiveness.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Property is owner occupied.  No property issues noted.

437339548	4/26/2022	4/2/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	NJ	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Contact history begins X/XXXX. No loss mit activity. Borrower stated on X/XX/XX that he received a notice of default on his door and that he had already spoken with a rep a few weeks prior about sending the full reinstatement amount by the end of the month and was advised that notices are system generated. Borrower stated on X/XX/XX (last contact) that he sent a check for $XX,XXX and waiting for the funds to post to the account and was advised that the reinstatement posted on X/XX/XX.

REASON FOR DEFAULT: Unknown.

MODIFICATION: NON-HAMP, first pay due X/XX/XXXX, modified balance $XXX,XXX at X.XXX% for X years, modified P&I $XXX (IO), matures/expires XXXX. Deferred balance iao $X of which $X is eligible for forgiveness.

FORECLOSURE: File was in FC when history began in X/XXXX, referral date not provided. Sale date schedule for X/XX/XXXX was postponed to X/XX/XXXX. FC stopped on X/XX/XXXX due to reinstatement and dismissed on X/XX/XXXX.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found. Property verified as owner occupied in X/XXXX.

437339553	6/1/2022	4/26/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	NJ	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Borrower's niece requested account information in X/XXXX, and borrower authorized his spouse on the account. No other contact with any party.

REASON FOR DEFAULT:  Unknown

MODIFICATION: Loan has been modified X times, most recently in XXXX. IO STEP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X% for XX years, modified IO $XXX.XX, matures X/X/XXXX.  No deferred amounts noted. Modifications were also completed in X/XXXX and XX/XXXX. Current modification was completed X months after the XX/XXXX mod.

FORECLOSURE:  No FC activity found

BANKRUPTCY:  No BK activity found

PROPERTY: Owner occupied. No mention of property condition.

OTHER: Current P&I of $XXX.XX doesn't match the modified P&I of $XXX.XX; reason unknown
437339559	6/1/2022	4/9/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	NJ	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicing notes start in X/XXXX. Borrower reported a hardship in X/XXXX but didn't request payment assistance, as she was considering filing bankruptcy. Later that month, borrower asked about a modification or a deferral, as she was not able to afford a repay plan. Borrower mentioned a XXXXX hardship in X/XXXX, and servicer approved a X-month forbearance plan. Borrower confirmed the hardship reason in X/XXXX, and servicer extended the plan another three months. Borrower was advised to apply for mod assistance after the forbearance plan expired, but borrower reinstated in X/XXXX using funds from a third party account; loan has since remained current. Borrower authorized her son on the account in XX/XXXX. Last contact was in X/XXXX regarding an open insurance claim.

REASON FOR DEFAULT:  Helping family members financially; sister passed away in XXXX; spouse and kids unemployed due to XXXXX; mother has cancer

MODIFICATION: Loan has been modified X times, most recently in XXXX. NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X.X% for XX years, modified P&I $XXX.XX, matures XX/X/XXXX. No deferred amounts noted. Modification was also completed in XXXX.

FORECLOSURE:  No FC activity found

BANKRUPTCY:  X) Chapter XX filed X/XX/XXXX; resolution unknown. X) Chapter X filed XX/X/XXXX; discharged X/X/XXXX.

PROPERTY: Owner occupied. Insurance claim filed for water damage on DOL XX/XX/XXXX. Funds of $X,XXX.XX were returned to borrower in X/XXXX. Borrower also filed a claim for XXXXX damage on DOL X/X/XXXX; claim was filed in X/XXXX. Unable to verify current property condition.
437339569	5/1/2022	4/11/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	NY	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicing notes start in X/XXXX; borrower was on an active trial mod plan. Co-borrower tried to make plan payments in X/XXXX and X/XXXX, but servicer couldn't accept due to the litigation status on the account. Modification was completed in X/XXXX; litigation flag was removed from the account in X/XXXX after all mod processing was completed. Borrower has remained current since modification. Last contact was in X/XXXX.

REASON FOR DEFAULT:  Unknown

MODIFICATION: Loan has been modified X times, most recently in XXXX. NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X.XX% for XX years, modified P&I $X,XXX.XX, matures X/X/XXXX.  Deferred balance iao $XXX,XXX.XX is not eligible for forgiveness. Modifications were also completed in XXXX and XXXX.

FORECLOSURE:  Timeline was not provided; XXXXX moratorium hold was active in X/XXXX, case was contested and MSJ had not been filed. Modification was completed in X/XXXX as part of a legal settlement; settlement agreement was included with the completed modification. Motion to dismiss filed X/X/XXXX and XX/XX/XXXX; granted XX/XX/XXXX.

BANKRUPTCY:  No BK activity found

PROPERTY: Owner occupied. No mention of property condition.
437339573	5/1/2022	4/5/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	NY	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Provided history starts on X/XXXX. X/XXXX Borrower report they have been affected by XXXXX-XX and requests assistance, states they were supposed be on XXXXX-XX FB. X/XXXX A XXXXX repayment plan is approved. XX/XXXX A XXXXX deferral is implemented after the end of the FB. The most recent contact was on X/XX/XXXX, the borrower states they have not been receiving mail and requests another deferral, they are advised the account is no longer eligible.

REASON FOR DEFAULT: X/XXXX XXXXX-XX. X/XXXX Not receiving mail.

MODIFICATION: STEP NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX initially at X.X% for X years, modified P&I $X,XXX, matures X/X/XXXX. Mod does not include any deferred amounts or PRA.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Per seller data original occupancy is primary. No recent notes found specifying current occupancy.

437339581	5/1/2022	4/1/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	NJ	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Comments begin Jan XXXX, door knock agent made contact May XXXX but servicer was unable to make phone contact until borrower called XX/X/XXXX to request reinstatement amount and wiring instructions. Reinstatement of $XX,XXX posted XX/X/XXXX, source of funds is not noted. Account remains current with no further contact except for X/XX/XXXX inquiry to confirm curtailment was added to ACH setup. No hardship was provided.

REASON FOR DEFAULT: Unknown

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at initial step rate of X.X% for X years, modified P&I $XXXX.XX, matures X/X/XXXX. $XXXX.XX deferred balance is not eligible for forgiveness.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Property is owner occupied.  No property issues noted.

437339585	5/1/2022	4/29/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	CA	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Borrower reinstated in X/XXXX; source of funds is unknown. Servicing notes start in XX/XXXX; borrower gave a promise to pay. An authorized third party notified a reinstatement check was sent through the mail in XX/XXXX; loan reinstated that month. Borrower verified the due date in X/XXXX after an NSF payment from earlier that month was reinstated. Borrower made a phone payment in XX/XXXX. NSF payments between X/XXXX and X/XXXX were all reinstated in the month the funds were insufficient. Last contact was a phone payment in X/XXXX.

REASON FOR DEFAULT:  XXXX: unknown. XXXX: excessive obligations

MODIFICATION: Loan has been modified X time, in XXXX. NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $X,XXX.XX, matures X/X/XXXX.  Deferred balance iao $XXX,XXX.XX is not eligible for forgiveness.

FORECLOSURE:  No FC activity found

BANKRUPTCY:  Chapter X filed X/XX/XXXX, dismissed X/XX/XXXX

PROPERTY: Owner occupied. No mention of property condition.
437339589	4/1/2022	3/16/2022	DELQ	XXXXX	XXXXX	No	XXXXX	XXXXX	CA	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: There is little contact throughout chronic delinquency for the last X years, no assistance has been requested. Contact made at welcome call X/X/XXXX, borrower stated she was aware of arrears and would reinstate with tax refund and stimulus, hardship due to lack of work and tumor diagnosis and treatment. Borrower requested to add son to account X/XX/XXXX. Last contact X/XX/XXXX inquiry about billing statement. Most recent reinstatement posted Feb XXXX, no contact made regarding April XXXX payment.

REASON FOR DEFAULT: Income curtailment, borrower illness

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at initial step rate of X.XX% for X month, modified P&I $XXX.XX, matures X/X/XXXX, $X deferred balance.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Property is owner occupied.  No property issues noted.

437339590	5/1/2022	4/1/2022	CURR	XXXXX	XXXXX	Yes	XXXXX	XXXXX	CA	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: primaryborrower is deceased in XXXX. Account was performing prior to default July XXXX. Comments begin Sep XXXX, co-borrower made contact XX/XX/XXXX to reinstate X payments, hardship due to income curtailment. There is no further contact with borrower. Unauthorized third party called multiple times in XXXX to make payment or inquire about the account, servicer advised they could not speak with him. Account is current since most recent reinstatement Jan XXXX, current hardship unknown.

REASON FOR DEFAULT:  Income curtailment

MODIFICATION: HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at initial step rate of X% for X years, modified P&I $XXX.XX, matures X/X/XXXX. $XX,XXX.XX deferred balance is not eligible for forgiveness.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Property is owner occupied.  No property issues noted.

437339592	5/1/2022	3/23/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	CA	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Contact history begins XX/XXXX. Borrower called in on XX/XXXX stating that he was impacted by XXXXX and applied for FB and wanted to make X payments noting that he would make the Xrd payment on the XXth, and was advised to call back as partial payment could not be accepted until loan on FB plan. FB plan was approved in XX/XXXX for X payments, ending X/X/XX. Borrower stated on X/XX/XX that he no longer needed assistance. Last contact was in XX/XXXX, borrower wanted to know why payment was not drafted and was advised payment was unsuccessful; borrower stated that he would make October payment on XX/XX/XX and November payment on XX/XX/XX and that RFD was due to car trouble. Loan is current.

REASON FOR DEFAULT: Car trouble, XXXXX-XX.

MODIFICATION: Missing.  Seller data indicates loan was modified X/XXXX; modification in loan file for a different property.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found. Property verified as owner occupied in X/XXXX.

437339596	5/1/2022	4/5/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	CA	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: UXP contact in X/XXXX, cousin of borrower called in to discuss loan, advised would need authorization. In X/XXXX, borrower tried to make payment with his mom's debit card, advised unable to. Last contact with borrower was in X/XXXX, they advised they had sent reinstatement funds via bill pay.

REASON FOR DEFAULT: Not provided.

MODIFICATION: Loan has not been modified.

FORECLOSURE: No FC activity during review period.

BANKRUPTCY: No BK activity during review period.

PROPERTY: No indication of property issues, occupancy unverified.

437339599	5/1/2022	4/4/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	CA	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicing comments begin X/XX/XXXX. XX/X/XXXX borrower thought on X month XXXXX FB, only X months. XXXXX FB extension XX/X/XXXX, ending X/X/XXXX. X/X/XXXX borrower called for status, back to work, but needed help with delinquency. Complete loss mitigation package received X/XX/XXXX. Stip plan approved X/X/XXXX, down payment of $X,XXX.XX due X/XX/XXXX and X stip payments of $X,XXX.XX starting X/X/XXXX. Plan payments made and modification approved and boarded XX/XX/XXXX. Last contact with borrower was X/X/XXXX, making on-line payment.

REASON FOR DEFAULT:   XX/X/XXXX RFD, unemployed due to XXXXX.

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X.X% for XX years, modified P&I $X,XXX.XX, matures XX/X/XXXX.  Deferred balance iao $XX,XXX.XX is not eligible for forgiveness.

FORECLOSURE: No FC activity found

BANKRUPTCY: BK discharged   Unable to determine chapter, filing date, case number or discharge date.

PROPERTY:   Unable to confirm current occupancy.   Loan originated as owner occupied.

437339602	5/1/2022	4/1/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	CA	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Account was performing prior to default April XXXX. Comments begin Sep XXXX, borrower unresponsive until loss mit application submitted X/X/XXXX, hardship due to XXXXX work impact. Docs completed X/XX/XXXX, trial approved iao $XXXX from Aug XXXX-Jan XXXX, financials are not noted. Borrower maintained contact throughout mod process and has paid timely since completion, last contact X/X/XXXX to make first post-mod payment.

REASON FOR DEFAULT: XXXXX income curtailment

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XX% for XX years, modified P&I $XXXX.XX, matures X/X/XXXX, $X deferred balance.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Property is owner occupied.  No property issues noted.

437339606	6/1/2022	4/28/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	CA	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact to schedule/confirm payments. X-month Stip to Mod offered XX/X/XXXX through X/X/XXXX; payments of $X,XXX.XX. Borrower noted X/XX/XXXX to be on fixed income; borrower declined pre-approved Mod. Borrower inquired about payment increase X/X/XXXX. Stip to Mod approved X/XX/XXXX with payments of $X,XXX.XX starting X/X/XXXX through X/X/XXXX. Last borrower contact X/XX/XXXX on how to execute Mod agreement. Loan was modified X/XX/XXXX.

REASON FOR DEFAULT: Excessive obligations. Curtailment of income.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X%, modified P&I $X,XXX.XX, matures X/X/XXXX.  Deferred balance iao $X.XX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: Prior BKXX discharged in XXXX; details of filing not provided.

PROPERTY: Property is owner-occupied. No property damage noted.

437339607	5/1/2022	4/30/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	CA	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Comments begin Sep XXXX, borrower advised he was waiting since July for a XXXXX forbearance due to income curtailment. FB approved Oct-Dec XXXX was extended through June XXXX due to continued income curtailment from loss of part-time job and tenants unable to pay, mod application submitted Oct XXXX, denied Nov XXXX for unknown reason. Account has been current since Jan XXXX, last contact X/XX/XXXX to schedule payment. Borrower pays at end of month due to timing of retirement check.

REASON FOR DEFAULT: XXXXX income curtailment

MODIFICATION: N/A

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Property is non-owner occupied.  No property issues noted.

437339609	5/1/2022	4/4/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	TX	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Contact history begins X/XXXX. Borrower called in on X/XX/XX for account status and was advised loan just transferred, borrower scheduled X payments stating would sent the March payment soon. Borrower was offered a repayment plan in X/XXXX for X payments, ending X/X/XX. Borrower called in on X/XX/XX (last contact) and was advised repayment plan was broken - not paid; it appears that the borrower scheduled X payments bringing the loan current.

REASON FOR DEFAULT: Borrower stated that he had issues with the prior servicer but did not provide details.

MODIFICATION: Amended and Restated Adjustable Rate Note, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X.XXX% for X years, modified P&I $XXX.XX, matures XXXX.  Deferred balance iao $X. First interest rate change on XX/X/XXXX and annually thereafter.  Margin of X.XX% to index; maximum rate of XX.XXX% and minimum rate of X.XX%.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found. Property verified as owner occupied in X/XXXX.

437339611	5/1/2022	4/12/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	RI	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins X/XXXX when the loan transferred to the current servicer. No contact with borrower. Servicer notes that there is no record of borrower, and no outbound call attempts documented in servicer history.

REASON FOR DEFAULT: Unknown

MODIFICATION: Amended and Restated ARM note, first pay due X/X/XXXX, modified balance $XXX,XXX at X.XXX% for X years, modified P&I $X,XXX.XX, matures XXXX.  No deferred balance. After five years, interest rate adjusts to ARM with annual adjustments.  Margin of X.XX points to current index, maximum interest rate of XX.XXX%, minimum rate of X.XX%.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Unknown occupancy.  Condition reported as original owner condition. No indication of property damage or hazard claim.

TITLE ISSUES: Tax lien identified X/XXXX, servicer noted that current taxes were already disbursed and paid, since taxes show current the task was closed.
437339622	6/1/2022	4/18/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	VA	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicing comments begin X/XX/XXXX. X/X/XXXX borrower called about transfer of loan, no RFD or commitment to pay. X/X/XXXX interested in applying for modification, RFD unemployment. Incomplete loss mitigation package received X/X/XXXX. Borrower working with Xrd party on modification. X/XX/XXXX complete package received. Stip plan approved X/X/XXXX, no down payment and X payments of $X,XXX.XX, beginning XX/X/XXXX. Plan payments made and modification approved and boarded X/XX/XXXX. Only contact with borrower since modification has been making payments. Last payment made X/XX/XXXX.

REASON FOR DEFAULT:   RFD on X/X/XXXX was unemployment, unable to determine if or when borrower returned to work.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $X,XXX.XX, matures X/X/XXXX.  Deferred balance iao $XX,XXX.XX is not eligible for forgiveness.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found.

PROPERTY:   Unable to confirm current occupancy.  Loan originated as owner occupied.

437339623	6/1/2022	4/30/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	IL	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Minimal contact recorded. Provided history starts on X/XXXX. X/XXXX Account is being discussed and payment arrangements are being made. X/XXXX Notes reference a NSF payment, no RFD is given. No recent loss mit activity noted. The most recent contact was on X/XX/XXXX to make a phone payment.

REASON FOR DEFAULT: X/XXXX Borrower was unaware autopay was set up.

MODIFICATION: HAMP, first pay due XX/X/XXXX, modified balance $XX,XXX at a fixed X%, modified P&I $XXX, matures XX/X/XXXX. $XX,XXX of the modified UPB has been deferred. $XX,XXX of the deferred amount is eligible for permanent forgiveness on the first, second, and third anniversary of X/X/XXXX in equal one-third portions provided the borrower is in good standing

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Per seller data original occupancy is investment. No recent notes found specifying current occupancy.

437339626	5/1/2022	4/15/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	MD	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: contact history begins X/XXXX, borrower expressed concern about not being able to make the repayment plan payment noting she can only pay $XXX more per month. Borrower stated in X/XXXX that she lost her part time job due to XXXXX-XX and was out of work for almost X months. Borrower also stated in X/XXXX that she contracted XXXXX. Repayment plan was approved for X payments, ending X/XX/XX; plan completed X/XX/XX, X payments received, bringing loan current. Last contact was on X/XX/XX, borrower scheduled a payment.

REASON FOR DEFAULT: Illness - borrower contracted XXXXX-XX, car repairs, curtailment of income.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X.X% for XX years, modified P&I $XXX, matures/expires XXXX. Deferred balance iao $XX,XXX of which $X is eligible for forgiveness.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found. Property appears to be owner occupied.

437339627	5/1/2022	4/1/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	CA	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Contact history begins X/XXXX. Borrower called in on X/XX/XX requesting FB extension which appears to have been approved for X payments, ending XX/X/XX. Borrower called in again on XX/XX/XX requesting FB extension; loss mit packet was sent. Loan transferred servicing in X/XXXX; borrower informed new servicer that he was on FB with the prior servicer; borrower was advised that he was being reviewed for mod. Borrower stated on X/XX/XX that RFD was still unemployment but had been back to work for X weeks. XXXXX deferral was approved and processed in X/XXXX for XX payments, with deferred interest totaling $XX,XXX. Last contact was in XX/XXXX, borrower called in to schedule a payment.

REASON FOR DEFAULT: Curtailment of income due to XXXXX-XX, illness, unemployment.

MODIFICATION: HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X% for X years, modified P&I $X,XXX, matures/expires XXXX. Deferred balance iao $X of which $X is eligible for forgiveness.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found. Property verified as owner occupied in X/XXXX.

OTHER: Unable to explain current P&I of $X,XXX. May be due to Hamp Recast; unable to find copy in loan file.

437339631	5/1/2022	4/28/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	CA	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicing notes start in X/XXXX. No contact until X/XXXX; borrower authorized his spouse on the account. Investor denied a XXXXX forbearance plan in X/XXXX; reason unknown. Spouse accepted a X-month repay plan in X/XXXX, and made monthly plan payments through phone pay. Plan was completed in XX/XXXX, loan reinstated. A missed payment in XX/XXXX was reinstated the following month during a phone payment. No further contact.
REASON FOR DEFAULT:  XXXX: XXXXX impact-spouse lost her summer job (works as a XXXXX), borrower receives SSI. XXXX: car was stolen
MODIFICATION: Loan has been modified X times, most recently in XXXX. HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X% for XX years, modified P&I $X,XXX.XX, matures X/X/XXXX.  No deferred amounts noted. A modification was also completed in XX/XXXX, X months prior to the XXXX mod.
FORECLOSURE:  No FC activity found
BANKRUPTCY:  No BK activity found
PROPERTY: Owner occupied. No mention of property condition.
437339632	6/1/2022	4/25/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	CA	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: XX/XX/XXXX servicer advised borrower of loss mit options. X/X/XXXX Borrower advised by servicer they can seek mod due to hardship. Servicer sent mod letter sent to borrower. X/XX/XXXX Servicer notes state mod does not apply. X/X/XXXX Mod cancelled due with incomplete package. X/XX/XXXX borrower followed up on Mod and was advised docs expired and borrower would need to submit new package. X/XX/XXXX Mod noted as denied, UTD if additional package was submitted by borrower. X/XX/XXXX borrower called in discussed docs needed for mod. X/XX/XXXX Mod denied by investor. UTD if borrower sent mod package in. X/X/XXXX borrower called in and promised to reinstate. X/XX/XXXX borrower called in and made XX payments and brought loan current. Last contact X/XX/XXXX borrower called in and made payment.

REASON FOR DEFAULT: X/X/XXXX fixed income and curtailment of income. X/XX/XXXX income reduced due to XXXXX.

MODIFICATION: N/A

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Property inspection in loan file notes property is occupied, and notes no damage.

437339633	6/1/2022	4/28/2022	CURR	XXXXX	XXXXX	XXXXX	XXXXX	No	XXXXX	XXXXX	HI	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Contact history starts X/XX/XXXX. Letter from borrower in in servicing file notes borrower started a FB plan in March/April XXXX and were making payments of $XXXX.XX/month. No additional details. X/XX/XXXX borrower advised they will reinstate. X/XX/XXXX Borrower advised there was a miss-communication with the prior servicer regarding the forbearance plan. Borrower advised they would not have done plan if they were accurately informed details. X/XX/XXXX borrower made payment and reinstated loan. X/X/XXXX borrower sent XX page letter to servicer CEO. Appears to relate to having reinstated account and receiving delinquent letter from the servicer. Servicer made sure to stop delinquent letters from being sent. Last contact on X/XX/XXXX borrower called in with inquiry about billing statement.

REASON FOR DEFAULT: None noted.

MODIFICATION: N/A

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: X/XXXX property inspection notes property is owner occupied. Inspection also states no property damage noted.

437339634	5/1/2022	4/28/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	GA	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Contact history starts in XX/XXXX, contact is mostly limited to webchats, with UTP wanting to make payments, no contact with borrower. Last contact was X/XX/XXXX, UXP called to make a payment. Loan appears to have been in special forbearance for most of XXXX.

REASON FOR DEFAULT: XXXXX.

MODIFICATION: Loan has not been modified.

FORECLOSURE: No FC activity.

BANKRUPTCY: No BK activity.

PROPERTY: No indication of property issues, unknown occupancy.

437339635	5/1/2022	4/18/2022	CURR	XXXXX	XXXXX	No	XXXXX	XXXXX	NJ	XXXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicing comments start X/X/XXXX. X/XX/XXXX borrower called make payment, RFD, in hospital. X/XX/XXXX borrower called for total amount due and scheduled payment. XX/XX/XXXX discussed loss mitigation options, RFD tenant not paying rent. Borrower never applied for loss mitigation.

REASON FOR DEFAULT:   Borrower provided X RFD, in the hospital and tenant not paying rent.

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X.XXX%, modified P&I $X,XXX.XX, matures X/X/XXXX.  No deferred balance.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found.

PROPERTY:   Tenant occupied as of XX/XX/XXXX.